As filed with the Securities and Exchange Commission on 11/12/2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-05518

Investment Company Act file number

The RBB FUND, INC.

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Steven Plump, President

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(609) 731-6256

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

Abbey Capital Futures Strategy Fund
Class I | ABYIX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”)  for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/. You can also request this information by contacting us at 1-844-261-6484.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$178	1.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw negative performance for the one-year period ended August 31, 2024. The Fund’s Diversified Trendfollowing trading advisers were the primary source of negative performance at the trading style level.
At the market sector level, the Fund saw losses in fixed income and major currencies. Uncertainty about the timing of potential interest rate cuts by central banks was a key factor influencing these markets. This uncertainty contributed to a lack of clear price trends and several price reversals that proved challenging for some of the Fund’s underlying trading advisers. Performance across energy and metals markets was also negative.
The Fund did capture gains in agricultural commodities and equities. Strong price uptrends in cocoa were the primary source of gains within agricultural commodities. Meanwhile, long positions across equity indices also resulted in gains as global stocks reached new record highs during the period.

Top Contributors
↑	Agricultural Commodities
↑	Equity indices

Top Detractors
↓	Currencies
↓	Fixed Income
↓	Energy
↓	Metals
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Abbey Capital Futures Strategy Fund	PAGE 1	TSR-AR-74925K367

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	10 Years
Class I	-1.32	3.72	4.06
S&P 500 Total Return Index	27.14	15.92	12.98
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$2,713,572,669
Number of Holdings	1,015
Net Advisory Fee	$46,899,087
Portfolio Turnover	0%
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	7.5%
Currency	19.1%
Energy	12.8%
Equity	27.8%
Fixed Income	21.9%
Metals	10.8%
The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time.
Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2024, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
MATERIAL FUND CHANGES:
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ or upon request at 1-844-261-6482.
On April 29, 2024, QMS Capital Management LP began serving as a trading adviser to the Fund.
Abbey Capital Futures Strategy Fund	PAGE 2	TSR-AR-74925K367

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Futures Strategy Fund	PAGE 3	TSR-AR-74925K367

Abbey Capital Futures Strategy Fund
Class A | ABYAX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”)  for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/. You can also request this information by contacting us at 1-844-261-6484.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$202	2.04%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw negative performance for the one-year period ended August 31, 2024. The Fund’s Diversified Trendfollowing trading advisers were the primary source of negative performance at the trading style level.
At the market sector level, the Fund saw losses in fixed income and major currencies. Uncertainty about the timing of potential interest rate cuts by central banks was a key factor influencing these markets. This uncertainty contributed to a lack of clear price trends and several price reversals that proved challenging for some of the Fund’s underlying trading advisers. Performance across energy and metals markets was also negative.
The Fund did capture gains in agricultural commodities and equities. Strong price uptrends in cocoa were the primary source of gains within agricultural commodities. Meanwhile, long positions across equity indices also resulted in gains as global stocks reached new record highs during the period.

Top Contributors
↑	Agricultural Commodities
↑	Equity indices

Top Detractors
↓	Currencies
↓	Fixed Income
↓	Energy
↓	Metals
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Futures Strategy Fund	PAGE 1	TSR-AR-74925K375

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	10 Years
Class A (without sales charge)	-1.67	3.42	3.79
Class A (with sales charge)	-7.36	2.21	3.18
S&P 500 Total Returns Index	27.14	15.92	12.98
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$2,713,572,669
Number of Holdings	1,015
Net Advisory Fee	$46,899,087
Portfolio Turnover	0%
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	7.5%
Currency	19.1%
Energy	12.8%
Equity	27.8%
Fixed Income	21.9%
Metals	10.8%
The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time.
Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2024, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
MATERIAL FUND CHANGES:
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ or upon request at 1-844-261-6482.
Abbey Capital Futures Strategy Fund	PAGE 2	TSR-AR-74925K375

On April 29, 2024, QMS Capital Management LP began serving as a trading adviser to the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Futures Strategy Fund	PAGE 3	TSR-AR-74925K375

Abbey Capital Futures Strategy Fund
Class C | ABYCX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”)  for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/. You can also request this information by contacting us at 1-844-261-6484.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$276	2.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw negative performance for the one-year period ended August 31, 2024. The Fund’s Diversified Trendfollowing trading advisers were the primary source of negative performance at the trading style level.
At the market sector level, the Fund saw losses in fixed income and major currencies. Uncertainty about the timing of potential interest rate cuts by central banks was a key factor influencing these markets. This uncertainty contributed to a lack of clear price trends and several price reversals that proved challenging for some of the Fund’s underlying trading advisers. Performance across energy and metals markets was also negative.
The Fund did capture gains in agricultural commodities and equities. Strong price uptrends in cocoa were the primary source of gains within agricultural commodities. Meanwhile, long positions across equity indices also resulted in gains as global stocks reached new record highs during the period.

Top Contributors
↑	Agricultural Commodities
↑	Equity indices

Top Detractors
↓	Currencies
↓	Fixed Income
↓	Energy
↓	Metals
HOW DID THE FUND PERFORM OVER THE PAST TEN YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Futures Strategy Fund	PAGE 1	TSR-AR-74925K359

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	10 Years
Class C (without contingent deferred sales charge)[1]	-2.29	2.68	3.03
Class C (with contingent deferred sales charge)[1]	-3.26	2.68	3.03
S&P 500 Total Return Index	27.14	15.92	12.98
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	The inception date of Class C Shares of the Fund was October 6, 2015 and the inception date of the Fund was July 1, 2014. Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$2,713,572,669
Number of Holdings	1,015
Net Advisory Fee	$46,899,087
Portfolio Turnover	0%
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	7.5%
Currency	19.1%
Energy	12.8%
Equity	27.8%
Fixed Income	21.9%
Metals	10.8%
The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time.
Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2024, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
Abbey Capital Futures Strategy Fund	PAGE 2	TSR-AR-74925K359

MATERIAL FUND CHANGES:
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ or upon request at 1-844-261-6482.
On April 29, 2024, QMS Capital Management LP began serving as a trading adviser to the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Futures Strategy Fund	PAGE 3	TSR-AR-74925K359

Abbey Capital Multi Asset Fund
Class I | MAFIX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”)  for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$185	1.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw positive performance for the one-year period ended August 31, 2024. The Fund’s Long US Equity strategy was the driver of positive performance, with partially offsetting losses recorded by the Fund’s Managed Futures strategy.
The Fund’s Long US Equity strategy saw positive returns from its allocation to S&P 500 futures. US stocks rallied strongly over the period, outperforming many other global markets. US stocks were supported by strong momentum in technology and artificial intelligence-related stocks as well as solid corporate earnings data. The prospect of a dovish shift in US monetary policy was another tailwind for stocks at times.
For the Fund’s Managed futures strategy, losses occurred in fixed income and major currencies. Uncertainty about the timing of potential interest rate cuts by central banks was a key factor influencing these markets, contributing to a lack of clear price trends and several price reversals that proved challenging. Performance in energy markets was also negative for the Managed Futures strategy, with partially offsetting gains recorded in equities, agricultural commodities and metals.

Top Contributors
↑	Equity indices
↑	Agricultural Commodities
↑	Metals

Top Detractors
↓	Currencies
↓	Fixed Income
↓	Energy
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Abbey Capital Multi Asset Fund	PAGE 1	TSR-AR-74933W882

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	Since Inception of Class I Shares (04/11/2018)
Class I	6.88	10.08	10.85
S&P 500 Total Return Index	27.14	15.92	14.46
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,021,674,121
Number of Holdings	557
Net Advisory Fee	$12,621,844
Portfolio Turnover	0%
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	4.5%
Currency	16.6%
Energy	7.3%
Equity	50.8%
Fixed Income	13.4%
Metals	7.4%
The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time.
Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2024, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
MATERIAL FUND CHANGES:
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ or upon request at 1-844-261-6484.
Abbey Capital Multi Asset Fund	PAGE 2	TSR-AR-74933W882

Graham Capital Management L.P. began serving as a trading adviser to the Fund on April 4, 2024 and Winton Capital Management Limited began serving as a trading adviser to the Fund on June 13, 2024. In addition, Systematica Investments Limited (acting as the general partner of Systematica Investments LP) began serving as a trading adviser to the Fund on October 22, 2024 (subsequent to the end of the reporting period).
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Multi Asset Fund	PAGE 3	TSR-AR-74933W882

Abbey Capital Multi Asset Fund
Class A | MAFAX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”)  for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$211	2.04%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw positive performance for the one-year period ended August 31, 2024. The Fund’s Long US Equity strategy was the driver of positive performance, with partially offsetting losses recorded by the Fund’s Managed Futures strategy.
The Fund’s Long US Equity strategy saw positive returns from its allocation to S&P 500 futures. US stocks rallied strongly over the period, outperforming many other global markets. US stocks were supported by strong momentum in technology and artificial intelligence-related stocks as well as solid corporate earnings data. The prospect of a dovish shift in US monetary policy was another tailwind for stocks at times.
For the Fund’s Managed futures strategy, losses occurred in fixed income and major currencies. Uncertainty about the timing of potential interest rate cuts by central banks was a key factor influencing these markets, contributing to a lack of clear price trends and several price reversals that proved challenging. Performance in energy markets was also negative for the Managed Futures strategy, with partially offsetting gains recorded in equities, agricultural commodities and metals.

Top Contributors
↑	Equity indices
↑	Agricultural Commodities
↑	Metals

Top Detractors
↓	Currencies
↓	Fixed Income
↓	Energy
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Multi Asset Fund	PAGE 1	TSR-AR-74933W700

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	Since Inception of the Fund (04/11/2018)
Class A (without sales charge)[1]	6.61	9.80	10.57
Class A (with sales charge)[1]	0.50	8.51	9.55
S&P 500 Total Return Index	27.14	15.92	14.46
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	The inception date of Class A Shares of the Fund was February 16, 2022 and the inception date of the Fund was April 11, 2018. Class A Shares performance prior to its inception on February 16, 2022 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,021,674,121
Number of Holdings	557
Net Advisory Fee	$12,621,844
Portfolio Turnover	0%
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	4.5%
Currency	16.6%
Energy	7.3%
Equity	50.8%
Fixed Income	13.4%
Metals	7.4%
The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time.
Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2024, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
Abbey Capital Multi Asset Fund	PAGE 2	TSR-AR-74933W700

MATERIAL FUND CHANGES:
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ or upon request at 1-844-261-6484.
Graham Capital Management L.P. began serving as a trading adviser to the Fund on April 4, 2024 and Winton Capital Management Limited began serving as a trading adviser to the Fund on June 13, 2024. In addition, Systematica Investments Limited (acting as the general partner of Systematica Investments LP) began serving as a trading adviser to the Fund on October 22, 2024 (subsequent to the end of the reporting period).
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Multi Asset Fund	PAGE 3	TSR-AR-74933W700

Abbey Capital Multi Asset Fund
Class C | MAFCX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”)  for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$287	2.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw positive performance for the one-year period ended August 31, 2024. The Fund’s Long US Equity strategy was the driver of positive performance, with partially offsetting losses recorded by the Fund’s Managed Futures strategy.
The Fund’s Long US Equity strategy saw positive returns from its allocation to S&P 500 futures. US stocks rallied strongly over the period, outperforming many other global markets. US stocks were supported by strong momentum in technology and artificial intelligence-related stocks as well as solid corporate earnings data. The prospect of a dovish shift in US monetary policy was another tailwind for stocks at times.
For the Fund’s Managed futures strategy, losses occurred in fixed income and major currencies. Uncertainty about the timing of potential interest rate cuts by central banks was a key factor influencing these markets, contributing to a lack of clear price trends and several price reversals that proved challenging. Performance in energy markets was also negative for the Managed Futures strategy, with partially offsetting gains recorded in equities, agricultural commodities and metals.

Top Contributors
↑	Equity indices
↑	Agricultural Commodities
↑	Metals

Top Detractors
↓	Currencies
↓	Fixed Income
↓	Energy
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Multi Asset Fund	PAGE 1	TSR-AR-74933W809

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	Since Inception of the Fund (04/11/2018)
Class C (without contingent deferred sales charge)[1]	5.93	9.00	9.76
Class C (with contingent deferred sales charge)[1]	4.93	9.00	9.76
S&P 500 Total Return Index	27.14	15.92	14.46
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	The inception date of Class C Shares of the Fund was November 8, 2021 and the inception date of the Fund was April 11, 2018. Class C Shares performance prior to its inception on November 8, 2021 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,021,674,121
Number of Holdings	557
Net Advisory Fee	$12,621,844
Portfolio Turnover	0%
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Market Group	Risk Allocation (% of overall Value at Risk)
Agricultural Products	4.5%
Currency	16.6%
Energy	7.3%
Equity	50.8%
Fixed Income	13.4%
Metals	7.4%
The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time.
Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2024, based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
Abbey Capital Multi Asset Fund	PAGE 2	TSR-AR-74933W809

MATERIAL FUND CHANGES:
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ or upon request at 1-844-261-6484.
Graham Capital Management L.P. began serving as a trading adviser to the Fund on April 4, 2024 and Winton Capital Management Limited began serving as a trading adviser to the Fund on June 13, 2024. In addition, Systematica Investments Limited (acting as the general partner of Systematica Investments LP) began serving as a trading adviser to the Fund on October 22, 2024 (subsequent to the end of the reporting period).
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Multi Asset Fund	PAGE 3	TSR-AR-74933W809

Adara Smaller Companies Fund
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Adara Smaller Companies Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adara Smaller Companies Fund	$87	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund generated a return of 16.72% for the fiscal year ended August 31, 2024, underperforming the benchmark Russell 2000 Total Return Index, which returned 18.47% over the same period. The Fund’s 1.75% underperformance of the benchmark was due in large part to the Fund’s higher quality bias, which caused the Fund to trail the benchmark during the strong market rally.
U.S. equity markets generated strong gains in the fiscal year as markets reacted positively to lower yields, inflation continued trending lower and the Federal Reserve pivoted away from raising interest rates and toward cutting rates in 2024. A recession did not materialize, and markets benefited from excitement around artificial intelligence.
The Fund’s assets were allocated to five underlying sub-advisers during the fiscal year: microcap managers Driehaus Capital Management LLC (“Driehaus”) and Pacific Ridge Capital Partners LLC (“Pacific Ridge”); small-cap managers Pier Capital LLC (“Pier”) and River Road Asset Management LLC (“River Road”); and tax-loss harvesting manager Aperio Group LLC (“Aperio”). Performance of the Fund’s sub-advisers for the fiscal year was led by Driehaus, with a return of +22.00%, followed in order by Aperio at +20.34%, Pacific Ridge at +17.05%, Pier at +15.42% and River Road at +12.99%. As of August 31, 2024, the Fund’s assets were allocated 25% to Driehaus, 23% to Pacific Ridge, 19% to Aperio, 17% to River Road, 14% to Pier and the remaining 2% in a cash sleeve.

Top Contributors
↑	Crinetics Pharmaceuticals Inc
↑	Heritage Insurance Holdings Inc
↑	FTAI Aviation Ltd.

Top Detractors
↓	Red Robin Gourmet Burgers Inc
↓	Aehr Test Systems
↓	Kimball Electronics Inc
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Adara Smaller Companies Fund	PAGE 1	TSR-AR-74925K342

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	Since Inception (10/21/2014)
Adara Smaller Companies	16.72	12.54	10.97
Russell 3000 Total Return Index**	26.14	15.19	12.93
Russell 2000 Total Return Index	18.47	9.68	8.72
Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000 Total Return Index replaced the Russell 2000 Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index. The Fund continues to use the Russell 2000 Total Return Index as an additional benchmark.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$603,895,805
Number of Holdings	665
Net Advisory Fee	$3,658,869
Portfolio Turnover	58%
Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
First American Treasury Obligations Fund	6.8%
Crinetics Pharmaceuticals, Inc.	0.9%
TransMedics Group, Inc.	0.8%
Build-A-Bear Workshop, Inc.	0.7%
Northwest Pipe Co.	0.7%
Talen Energy Corp.	0.7%
White Mountains Insurance Group Ltd.	0.6%
Barrett Business Services, Inc.	0.6%
Hamilton Beach Brands Holding Co.	0.6%
Northeast Bank	0.6%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	23.3%
Financial	20.6%
Industrial	16.6%
Consumer, Cyclical	14.1%
Technology	8.8%
Energy	3.9%
Communications	3.0%
Utilities	1.8%
Basic Materials	1.1%
Cash & Other	6.8%
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://rbbfund.com/additional-fund-information/ or upon request at 1-844-261-6482.
Adara Smaller Companies Fund	PAGE 2	TSR-AR-74925K342

During the fiscal year, certain changes occured with respect to personnel of the Fund’s sub-advisers who serve as portfolio managers of the Fund (each, a “PM”). At Aperio, Robert Tymoczko retired from the firm and was removed as a PM. Michael Branch at Aperio was added as a PM. At Pacific Ridge, Mark Cooper transitioned his portfolio management responsibilities and was removed as a PM. At River Road, R. James Shircliff retired from the firm and was removed as a PM.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://rbbfund.com/additional-fund-information/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6482, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Adara Smaller Companies Fund	PAGE 3	TSR-AR-74925K342

Aquarius International Fund
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Aquarius International Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aquarius International Fund	$76	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund generated a return of 19.53% for the fiscal year ended August 31, 2024, slightly outperforming the 18.79% return of the Fund’s benchmark, the MSCI AC World Index ex USA Gross Index, over the same period.
Developed international equities, as measured by the MSCI EAFE Index, led performance and were up 19.99% for the period. Emerging markets, as measured by the MSCI Emerging Markets Index, were up 15.52% for the period, trailing developed markets. A decline of 1.85% in the U.S. Dollar Index during the period marginally contributed to returns.
The Fund ended the fiscal year with four underlying sub-advisers: international developed markets managers Mawer Investment Management Ltd. (“Mawer”) and Boston Partners Global Investors Inc. (“Boston Partners”); emerging markets manager Driehaus Capital Management LLC (“Driehaus”); and tax-loss harvesting manager Aperio Group, LLC (“Aperio”). Mawer had the strongest performance of the underlying sub-advisers in the 2024 fiscal year with a +22.17% return, followed by Aperio at +20.34%, Boston Partners at +19.11% and Driehaus at +17.82%. The Fund allocated 34% of its assets to each of Mawer and Boston Partners as of the end of the fiscal year, followed by 16% to Driehaus and 13% to Aperio, with the remaining 3% in a cash sleeve.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co
↑	Rheinmetall
↑	Wolters Kluwer

Top Detractors
↓	PANASONIC HOLDINGS CORP
↓	EDENRED MALAKOFF
↓	RECKITT BENCKISER GROUP PLC
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Aquarius International Fund	PAGE 1	TSR-AR-74933W502

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	Since Inception (04/17/2018)
Aquarius International Fund	19.53	6.76	4.26
MSCI AC WORLD INDEX ex USA Gross (USD)	18.79	8.08	5.18
Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$581,434,302
Number of Holdings	749
Net Advisory Fee	$2,590,499
Portfolio Turnover	59%
Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
First American Treasury Obligations Fund	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.6%
BAE Systems PLC	1.8%
AstraZeneca PLC	1.8%
Shell PLC	1.7%
Aon PLC	1.4%
Novartis AG	1.4%
Tencent Holdings Ltd.	1.2%
Wolters Kluwer	1.2%

Top Sectors	(% of Net Assets)
Financial	20.6%
Consumer, Non-cyclical	19.0%
Industrial	14.3%
Technology	11.1%
Consumer, Cyclical	10.1%
Communications	5.2%
Basic Materials	5.1%
Energy	5.0%
Utilities	2.7%
Cash & Other	6.9%
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://rbbfund.com/additional-fund-information/ or upon request at 1-844-261-6482.
Aquarius International Fund	PAGE 2	TSR-AR-74933W502

During fiscal year, certain changes occured with repect to personnel of one of the Fund’s sub-advisers who serve as portfolio managers of the Fund (each, a “PM”). At Aperio, Robert Tymoczko retired from the firm and was removed as a PM. Michael Branch was added as a PM.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://rbbfund.com/additional-fund-information/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6482, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aquarius International Fund	PAGE 3	TSR-AR-74933W502

Boston Partners All-Cap Value Fund
Institutional Class | BPAIX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the returns of the Russell 3000® Value Index, and the Fund’s broad-based securities market index, the Russell 3000® Index, for the same period.

What factors influenced performance?
The U.S. stock market was propelled higher during the past 12 months by a combination of solid economic growth, rapidly declining inflation, and the likelihood of Federal Reserve interest rate cuts. Although stocks experienced periodic bouts of volatility, the overall direction of the U.S. stock market was positive.

What were the top contributors and detractors?
Relative to the Russell 3000® Value Index, the biggest contribution to the Fund’s performance came from its holdings in the Materials sector, even though the Fund’s weight in the sector was less than that of the Russell 3000® Value Index. Stock selection in the Consumer Staples and Information Technology sectors also helped. The biggest detractors from relative performance were the Fund’s overweight position in the Health Care sector and disappointing stock selection within the Communication Services sector.

How is the Fund currently positioned?
The Fund’s largest sector overweights at the end of the period were in Information Technology, Health Care, and Financials. The Fund held meaningful underweights in the Real Estate, Utilities, and Consumer Staples sectors at the end of the reporting period.

Top Contributors
↑	JPMorgan Chase & Co.
↑	CRH Public Limited Company
↑	Advanced Micro Devices, Inc.
↑	Howmet Aerospace, Inc.
↑	Check Point Software Technology

Top Detractors
↓	Advanced Micro Devices, Inc.
↓	Bristol-Myers Squibb Company
↓	Pfizer, Inc.
↓	Globe Life, Inc.
↓	SLB
Boston Partners All-Cap Value Fund	PAGE 1	TSR-AR-749255139

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	19.04	12.60	9.77
Russell 3000® Total Return Index**	26.14	15.19	12.36
Russell 3000® Value Total Return Index	21.02	11.11	8.76
Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000 Total Return Index replaced the Russell 3000 Value Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index. The Fund continues to use the Russell 3000 Value Total Return Index as an additional benchmark.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,492,964,230
Number of Holdings	113
Net Advisory Fee	$9,219,182
Portfolio Turnover	24%
Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
Alphabet, Inc.	2.4%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.1%
AbbVie, Inc.	2.0%
Corpay, Inc.	2.0%
Oracle Corp.	2.0%
Check Point Software Technologies Ltd.	2.0%
CRH PLC	1.9%
NVR, Inc.	1.9%
Booking Holdings, Inc.	1.8%

Top Sectors†	(% of net assets)
Financials	25.4%
Health Care	20.0%
Information Technology	16.5%
Industrials	14.2%
Consumer Discretionary	7.2%
Communication Services	4.9%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.9%
Cash & Other	1.2%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Boston Partners All-Cap Value Fund	PAGE 2	TSR-AR-749255139

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners All-Cap Value Fund	PAGE 3	TSR-AR-749255139

Boston Partners All-Cap Value Fund
Investor Class | BPAVX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$115	1.05%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the returns of the Russell 3000® Value Index, and the Fund’s broad-based securities market index, the Russell 3000® Index, for the same period.

What factors influenced performance?
The U.S. stock market was propelled higher during the past 12 months by a combination of solid economic growth, rapidly declining inflation, and the likelihood of Federal Reserve interest rate cuts. Although stocks experienced periodic bouts of volatility, the overall direction of the U.S. stock market was positive.

What were the top contributors and detractors?
Relative to the Russell 3000® Value Index, the biggest contribution to the Fund’s performance came from its holdings in the Materials sector, even though the Fund’s weight in the sector was less than that of the Russell 3000® Value Index. Stock selection in the Consumer Staples and Information Technology sectors also helped. The biggest detractors from relative performance were the Fund’s overweight position in the Health Care sector and disappointing stock selection within the Communication Services sector.

How is the Fund currently positioned?
The Fund’s largest sector overweights at the end of the period were in Information Technology, Health Care, and Financials. The Fund held meaningful underweights in the Real Estate, Utilities, and Consumer Staples sectors at the end of the reporting period.

Top Contributors
↑	JPMorgan Chase & Co.
↑	CRH Public Limited Company
↑	Advanced Micro Devices, Inc.
↑	Howmet Aerospace, Inc.
↑	Check Point Software Technology

Top Detractors
↓	Advanced Micro Devices, Inc.
↓	Bristol-Myers Squibb Company
↓	Pfizer, Inc.
↓	Globe Life, Inc.
↓	SLB
Boston Partners All-Cap Value Fund	PAGE 1	TSR-AR-749255121

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	18.77	12.32	9.50
Russell 3000® Total Return Index**	26.14	15.19	12.36
Russell 3000® Value Total Return Index	21.02	11.11	8.76
Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000 Total Return Index replaced the Russell 3000 Value Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index. The Fund continues to use the Russell 3000 Value Total Return Index as an additional benchmark.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,492,964,230
Number of Holdings	113
Net Advisory Fee	$9,219,182
Portfolio Turnover	24%
Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
Alphabet, Inc.	2.4%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	2.1%
AbbVie, Inc.	2.0%
Corpay, Inc.	2.0%
Oracle Corp.	2.0%
Check Point Software Technologies Ltd.	2.0%
CRH PLC	1.9%
NVR, Inc.	1.9%
Booking Holdings, Inc.	1.8%

Top Sectors†	(% of net assets)
Financials	25.4%
Health Care	20.0%
Information Technology	16.5%
Industrials	14.2%
Consumer Discretionary	7.2%
Communication Services	4.9%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.9%
Cash & Other	1.2%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Boston Partners All-Cap Value Fund	PAGE 2	TSR-AR-749255121

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners All-Cap Value Fund	PAGE 3	TSR-AR-749255121

Boston Partners Small Cap Value Fund II
Institutional Class | BPSIX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Boston Partners Small Cap Value Fund II (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the returns of the broad equity market, as measured by the Russell 3000® Index, and the returns of the Russell 2000® Value Index (the “Index”) for the same period.
  What factors influenced performance?
The U.S. stock market was propelled higher during the past 12 months by a combination of solid economic growth, rapidly declining inflation, and the likelihood of Federal Reserve interest rate cuts. Although stocks experienced periodic bouts of volatility, the overall direction of the U.S. stock market was positive.

What were the top contributors and detractors?
Relative to the Index, the biggest contribution to the Fund’s performance came from its holdings in the Industrials sector, where the Fund held a meaningful overweight. Stock selection in the Information Technology and Financials sectors also helped. The biggest detractors from relative performance were the Fund’s holdings in the Communication Services and Materials sectors.

How is the Fund currently positioned?
The Fund’s largest sectors overweight at the end of the period were in Industrials, Information Technology, and Consumer Discretionary. The Fund’s largest underweights at the end of the period were in Real Estate and Utilities.

Top Contributors
↑	SLM Corp
↑	Evercore, Inc. Class A
↑	Viper Energy, Inc.
↑	BGC Group, Inc. Class A
↑	Brink’s Company

Top Detractors
↓	Extreme Networks
↓	Piedmont Lithium
↓	Belden, Inc.
↓	Solo Brands, Inc. Class A
↓	Atkore, Inc.
Boston Partners Small Cap Value Fund II	PAGE 1	TSR-AR-749255345

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	19.09	10.59	7.68
Russell 3000® Total Return Index**	26.14	15.19	12.36
Russell 2000® Value Total Return Index	19.25	10.38	7.46
Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000 Total Return Index replaced the Russell 2000 Value Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index. The Fund continues to use the Russell 2000 Value Total Return Index as an additional benchmark.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$600,174,202
Number of Holdings	175
Net Advisory Fee	$4,608,246
Portfolio Turnover	55%
Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
Federal Agricultural Mortgage Corp.	1.8%
Brink’s Co.	1.8%
SLM Corp.	1.7%
Viper Energy, Inc.	1.3%
InterDigital, Inc.	1.3%
Western Alliance Bancorp	1.2%
FirstCash Holdings, Inc.	1.2%
Preferred Bank	1.2%
Wintrust Financial Corp.	1.1%
Beacon Roofing Supply, Inc.	1.1%

Top Sectors*	(% of net assets)
Financials	30.2%
Industrials	22.2%
Consumer Discretionary	12.6%
Information Technology	8.8%
Energy	6.8%
Health Care	5.5%
Communication Services	3.8%
Materials	2.9%
Consumer Staples	2.3%
Cash & Other	4.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Boston Partners Small Cap Value Fund II	PAGE 2	TSR-AR-749255345

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Small Cap Value Fund II	PAGE 3	TSR-AR-749255345

Boston Partners Small Cap Value Fund II
Investor Class | BPSCX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Boston Partners Small Cap Value Fund II (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.24%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the returns of the broad equity market, as measured by the Russell 3000® Index, and the returns of the Russell 2000® Value Index (the “Index”) for the same period.
  What factors influenced performance?
The U.S. stock market was propelled higher during the past 12 months by a combination of solid economic growth, rapidly declining inflation, and the likelihood of Federal Reserve interest rate cuts. Although stocks experienced periodic bouts of volatility, the overall direction of the U.S. stock market was positive.

What were the top contributors and detractors?
Relative to the Index, the biggest contribution to the Fund’s performance came from its holdings in the Industrials sector, where the Fund held a meaningful overweight. Stock selection in the Information Technology and Financials sectors also helped. The biggest detractors from relative performance were the Fund’s holdings in the Communication Services and Materials sectors.

How is the Fund currently positioned?
The Fund’s largest sectors overweight at the end of the period were in Industrials, Information Technology, and Consumer Discretionary. The Fund’s largest underweights at the end of the period were in Real Estate and Utilities.

Top Contributors
↑	SLM Corp
↑	Evercore, Inc. Class A
↑	Viper Energy, Inc.
↑	BGC Group, Inc. Class A
↑	Brink’s Company

Top Detractors
↓	Extreme Networks
↓	Piedmont Lithium
↓	Belden, Inc.
↓	Solo Brands, Inc. Class A
↓	Atkore, Inc.
Boston Partners Small Cap Value Fund II	PAGE 1	TSR-AR-749255337

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	18.80	10.32	7.41
Russell 3000® Total Return Index**	26.14	15.19	12.36
Russell 2000® Value Total Return Index	19.25	10.38	7.46
Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000 Total Return Index replaced the Russell 2000 Value Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index. The Fund continues to use the Russell 2000 Value Total Return Index as an additional benchmark.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$600,174,202
Number of Holdings	175
Net Advisory Fee	$4,608,246
Portfolio Turnover	55%
Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
Federal Agricultural Mortgage Corp.	1.8%
Brink’s Co.	1.8%
SLM Corp.	1.7%
Viper Energy, Inc.	1.3%
InterDigital, Inc.	1.3%
Western Alliance Bancorp	1.2%
FirstCash Holdings, Inc.	1.2%
Preferred Bank	1.2%
Wintrust Financial Corp.	1.1%
Beacon Roofing Supply, Inc.	1.1%

Top Sectors*	(% of net assets)
Financials	30.2%
Industrials	22.2%
Consumer Discretionary	12.6%
Information Technology	8.8%
Energy	6.8%
Health Care	5.5%
Communication Services	3.8%
Materials	2.9%
Consumer Staples	2.3%
Cash & Other	4.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Boston Partners Small Cap Value Fund II	PAGE 2	TSR-AR-749255337

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Small Cap Value Fund II	PAGE 3	TSR-AR-749255337

WPG Partners Select Small Cap Value Fund
Institutional | WPGSX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the WPG Partners Select Small Cap Value Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$120	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the return of the Russell 2000® Value Index (the “Index”), as well as the Funds broad-based securities market index, the Russell 3000® Index, for the same period.
What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of Federal Reserve’s pivot to an easing policy, the backdrop for equities was constructive during the period.

What were the top contributors and detractors?
Compared to the Index, stock selection within the Materials, Financials, and Health Care sectors were the top contributors to performance. Stock-picking within the Information Technology and Consumer Staples sectors represented the most significant drag on results.

How is the Fund currently positioned?
As of the end of the report period, the Fund held large overweight positions in the Information Technology, Materials, and Health Care sectors, and similarly sized underweights in the Real Estate, Utilities, and Energy sectors.

Top Contributors
↑	Tenet Healthcare Corporation
↑	Rayonier Advanced Materials, Inc.
↑	BGC Group, Inc. Class A
↑	Gildan Activewear Inc.
↑↑	Kemper Corp

Top Detractors
↓	Treehouse Foods, Inc.
↓	Kosmos Energy Ltd.
↓	Sight Sciences, Inc.
↓	8X8, Inc.
↓	Enovis Corporation
WPG Partners Select Small Cap Value Fund	PAGE 1	TSR-AR-74933W676

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2021)
Institutional Class	18.12	13.37
Russell 3000® Total Return Index**	26.14	6.96
Russell 2000® Value Total Return Index	19.25	2.52
Visit https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000 Total Return Index replaced the Russell 2000 Value Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index. The Fund continues to use the Russell 2000 Value Total Return Index as an additional benchmark.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$123,629,636
Number of Holdings	42
Net Advisory Fee	$877,619
Portfolio Turnover	160%
Visit https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/ for more recent performance information.
WPG Partners Select Small Cap Value Fund	PAGE 2	TSR-AR-74933W676

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
Kemper Corp.	4.7%
BGC Group, Inc.	4.7%
Arcosa, Inc.	4.7%
Enovis Corp.	4.6%
Clarivate PLC	4.3%
Nomad Foods Ltd.	3.7%
Gildan Activewear, Inc.	3.6%
Air Lease Corp.	3.5%
Rayonier Advanced Materials, Inc.	3.3%
Tower Semiconductor Ltd.	3.3%

Top Sectors†	(% of net assets)
Financials	26.3%
Industrials	13.4%
Information Technology	12.6%
Health Care	12.4%
Materials	8.7%
Consumer Discretionary	7.0%
Real Estate	6.4%
Consumer Staples	4.9%
Energy	3.0%
Cash & Other	5.3%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
WPG Partners Select Small Cap Value Fund	PAGE 3	TSR-AR-74933W676

WPG Partners Small Cap Value Diversified Fund
Institutional | WPGTX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the WPG Partners Small Cap Value Diversified Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$122	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, outperforming the return of the Russell 2000®Value Index (the “Index”). However, the Fund’s returns for the period did trail the broad stock market, as represented by the Russell 3000® Index.

What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of Federal Reserve’s pivot to an easing policy, the backdrop for equities was constructive during the period.

What were the top contributors and detractors?
Compared to the Index, stock selection within the Energy, Industrials, and Health Care sectors were the top contributors to Fund performance. Stock-picking within the Consumer Staples sector was the most significant drag on results.

How is the Fund currently positioned?
As of the end of the reporting period, the Fund held large overweight positions in the Industrials and Materials sectors, and similarly sized underweights in the Financials and Real Estate sectors.

Top Contributors
↑	Tenet Healthcare Corporation
↑	Kodiak Gas Services, Inc.
↑	Gildan Activewear Inc.
↑	Stelco Holdings, Inc.
↑	Scorpio Tankers Inc.

Top Detractors
↓	Piedmont Lithium, Inc.
↓	Kosmos Energy Ltd.
↓	Treehouse Foods, Inc.
↓	Pacira Biosciences, Inc.
↓	Savers Value Village, Inc.
WPG Partners Small Cap Value Diversified Fund	PAGE 1	TSR-AR-74925K706

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	20.99	15.85	6.25
Russell 3000® Total Return Index**	26.14	15.19	12.36
Russell 2000® Value Total Return Index	19.25	10.38	7.46
Visit https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000 Total Return Index replaced the Russell 2000 Value Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index. The Fund continues to use the Russell 2000 Value Total Return Index as an additional benchmark.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$33,078,153
Number of Holdings	96
Net Advisory Fee	$189,474
Portfolio Turnover	74%
Visit https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/ for more recent performance information.
WPG Partners Small Cap Value Diversified Fund	PAGE 2	TSR-AR-74925K706

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
Tenet Healthcare Corp.	2.9%
Gildan Activewear, Inc.	2.5%
Kemper Corp.	2.3%
Brixmor Property Group, Inc.	2.3%
Arcosa, Inc.	2.2%
Clarivate PLC	2.1%
Enovis Corp.	2.0%
Nomad Foods Ltd.	1.9%
Stelco Holdings, Inc.	1.9%
BGC Group, Inc.	1.9%

Top Sectors†	(% of net assets)
Industrials	20.6%
Financials	19.1%
Materials	10.3%
Energy	8.4%
Consumer Discretionary	8.4%
Health Care	8.1%
Information Technology	7.7%
Real Estate	5.9%
Utilities	4.0%
Cash & Other	7.5%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
WPG Partners Small Cap Value Diversified Fund	PAGE 3	TSR-AR-74925K706

Boston Partners Global Sustainability Fund
Institutional Class | BPGSX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Boston Partners Global Sustainability Fund (the “Fund”) for the period of   September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.bostonpartners.com/fund/global-sus-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the returns of the MSCI World Index - Net Return (the “Index”) for the same period.
What factors influenced performance?
Global economies generally continued to expand during the past 12 months, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of central banks’ pivot to easing policies, the backdrop for equities was constructive during the period.
What were the top contributors and detractors?
Relative to the Index, the biggest contribution to Fund performance came from its holdings in the Financial sector, where the Fund also held a meaningful overweight. Stock selection in Industrials also helped. The biggest detractors from relative performance were the Fund’s stock selection and large underweight in the Information Technology sector. Stock selection in the Energy and Communication Services sectors also detracted from performance versus the Index.
How is the Fund currently positioned?
The Fund’s largest sector overweights at the end of the period were in the Industrials, Consumer Staples, and Financials sectors. The Fund’s largest underweights were in the Real Estate and Utilities sectors.

Top Contributors
↑	Dell Technologies, Inc. Class C
↑	Rheinmetall AG
↑	Mitsubishi Heavy Industries Ltd.
↑	JPMorgan Chase & Co.
↑	Hitachi Ltd.

Top Detractors
↓	SLB
↓	Panasonic Holdings Corporation
↓	Halliburton Company
↓	WH Smith PLC
↓	Koninklijke Ahold Delhaize N.V
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Boston Partners Global Sustainability Fund	PAGE 1	TSR-AR-74933W684

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2021)
Institutional Class	21.34	8.10
MSCI World Index - Gross Return (USD)**	25.00	6.87
MSCI World Index - Net Return (USD)	24.43	6.34
Visit https://www.bostonpartners.com/fund/global-sus-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the MSCI World Index - Gross Return replaced the MSCI World Index - Net Return as the Fund’s primary benchmark to represent a broad-based securities market index. The Fund continues to use the MSCI World Index - Net Return as an additional benchmark.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$11,397,468
Number of Holdings	85
Net Advisory Fee	$26,963
Portfolio Turnover	73%
Visit https://www.bostonpartners.com/fund/global-sus-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
SPIE SA	2.4%
JPMorgan Chase & Co.	2.3%
Deutsche Telekom AG	2.2%
Sumitomo Mitsui Financial Group, Inc.	2.0%
Tesco PLC	2.0%
Rheinmetall AG	2.0%
Alphabet, Inc.	1.9%
Cie de Saint-Gobain SA	1.9%
Kansai Paint Co., Ltd.	1.9%
Informa PLC	1.9%

Top Sectors†	(% of net assets)
Financials	22.5%
Industrials	20.5%
Health Care	16.0%
Consumer Staples	11.6%
Communication Services	8.8%
Information Technology	6.8%
Consumer Discretionary	5.3%
Energy	3.8%
Materials	2.9%
Cash & Other	1.8%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/global-sus-fund/.
Boston Partners Global Sustainability Fund	PAGE 2	TSR-AR-74933W684

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Global Sustainability Fund	PAGE 3	TSR-AR-74933W684

Boston Partners Global Equity Fund
Institutional Class | BPGIX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Boston Partners Global Equity Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-global-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$106	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the returns of the MSCI World Index - Net Return (the “Index”) for the same period.
What factors influenced performance?
Global economies generally continued to expand during the past 12 months, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of central banks’ pivot to easing policies, the backdrop for equities was constructive during the period.
What were the top contributors and detractors?
Compared with the Index, the biggest detractor from relative performance was the Fund’s significant underweight position in the Information Technology sector; disappointing stock selection within the Energy sector also weighed on returns. The biggest contribution to performance was strong stock picking in the Financial sector, where the Fund held an overweight position. Stock selection in the Consumer Staples and Materials sectors also contributed to Fund performance for the period.
How is the Fund currently positioned?
As of the end of the reporting period, the Fund held significant overweight positions in the Financials and Industrials sectors, and meaningful underweights in the Information Technology and Communication Services sectors.

Top Contributors
↑	Rheinmetall AG
↑	CRH Public Limited Company
↑	JPMorgan Chase & Co.
↑	Mitsubishi Heavy Industries Ltd.
↑	US Foods Holding Corp.

Top Detractors
↓	Reckitt Benckiser Group PLC
↓	SLB
↓	STMicroelectronics NV
↓	Cisco Systems, Inc.
↓	Kering SA
Boston Partners Global Equity Fund	PAGE 1	TSR-AR-74925K557

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	22.17	11.75	7.73
MSCI World Index - Gross Return (USD)**	25.00	13.66	10.15
MSCI World - Net Return (USD)	24.43	13.11	9.57
Visit https://www.bostonpartners.com/fund/bp-global-equity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the MSCI World Index - Gross Return replaced the MSCI World Index - Net Return as the Fund’s primary benchmark to represent a broad-based securities market index. The Fund continues to use the MSCI World Index - Net Return as an additional benchmark.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$244,647,495
Number of Holdings	106
Net Advisory Fee	$1,627,577
Portfolio Turnover	48%
Visit https://www.bostonpartners.com/fund/bp-global-equity-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
CRH PLC	2.4%
JPMorgan Chase & Co.	1.9%
Tesco PLC	1.9%
Siemens AG	1.8%
Samsung Electronics Co., Ltd.	1.7%
ING Groep NV	1.6%
Sony Group Corp.	1.5%
US Foods Holding Corp.	1.5%
Shell PLC	1.5%
Fidelity National Information Services, Inc.	1.5%

Top Sectors†	(% of net assets)
Financials	24.5%
Industrials	17.6%
Health Care	10.7%
Consumer Staples	10.5%
Information Technology	6.8%
Energy	6.6%
Consumer Discretionary	6.4%
Materials	5.5%
Utilities	3.6%
Cash & Other	7.8%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Boston Partners Global Equity Fund	PAGE 2	TSR-AR-74925K557

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-global-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Global Equity Fund	PAGE 3	TSR-AR-74925K557

Boston Partners Long/Short Equity Fund
Institutional Class | BPLSX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$228	2.04%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the return of its benchmark, the S&P 500 Index for the same period.
What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of Federal Reserve’s pivot to an easing policy, the backdrop for equities was constructive during the period.
What were the top contributors and detractors?
Overall, the Fund’s short positions generally contributed to its returns relative to the benchmark, the S&P 500 Index, while the Funds long positions generally detracted. Regarding specific sectors, security selection within the long portfolio’s Information Technology and Communication Services sector allocations weighed on returns. Within the short portfolio, Consumer Discretionary, Information Technology, and Industrials sector positions all boosted relative results.
How is the Fund currently positioned?
As of the end of reporting period the Funds, largest relative overweight long positions were in the Financials and Health Care sectors, and it had no long exposure to Utilities. The Fund’s largest short positions were in the Consumer Discretionary and Information Technology sectors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)

Boston Partners Long/Short Equity Fund	PAGE 1	TSR-AR-749255261

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	23.51	13.30	6.67
S&P 500 Total Return Index	27.14	15.92	12.98
Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$62,893,716
Number of Holdings	193
Net Advisory Fee	$965,071
Portfolio Turnover	35%
Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
BGC Group, Inc.	3.2%
Fairfax Financial Holdings Ltd.	2.9%
Canadian Natural Resources Ltd.	2.7%
Check Point Software Technologies Ltd.	2.1%
Alphabet, Inc.	2.0%
Newmark Group, Inc.	2.0%
Catalyst Pharmaceuticals, Inc.	1.8%
Sterling Infrastructure, Inc.	1.7%
PetIQ, Inc.	1.6%
Lantheus Holdings, Inc.	1.6%

Top Sectors†	(% of net assets)
Financials	18.8%
Health Care	14.5%
Information Technology	11.4%
Industrials	9.7%
Energy	5.2%
Consumer Discretionary	5.0%
Consumer Staples	4.8%
Real Estate	2.9%
Communication Services	2.8%
Materials	2.6%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Equity Fund	PAGE 2	TSR-AR-749255261

Boston Partners Long/Short Equity Fund
Investor Class | BPLEX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$256	2.29%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the return of its benchmark, the S&P 500 Index for the same period.
What factors influenced performance?
The U.S. economy generally continued to expand during the past 12 months, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of Federal Reserve’s pivot to an easing policy, the backdrop for equities was constructive during the period.
What were the top contributors and detractors?
Overall, the Fund’s short positions generally contributed to its returns relative to the benchmark, the S&P 500 Index, while the Funds long positions generally detracted. Regarding specific sectors, security selection within the long portfolio’s Information Technology and Communication Services sector allocations weighed on returns. Within the short portfolio, Consumer Discretionary, Information Technology, and Industrials sector positions all boosted relative results.
How is the Fund currently positioned?
As of the end of reporting period the Funds, largest relative overweight long positions were in the Financials and Health Care sectors, and it had no long exposure to Utilities. The Fund’s largest short positions were in the Consumer Discretionary and Information Technology sectors.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Boston Partners Long/Short Equity Fund	PAGE 1	TSR-AR-749255253

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	23.26	13.01	6.40
S&P 500 Total Return Index	27.14	15.92	12.98
Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$62,893,716
Number of Holdings	193
Net Advisory Fee	$965,071
Portfolio Turnover	35%
Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund/ for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
BGC Group, Inc.	3.2%
Fairfax Financial Holdings Ltd.	2.9%
Canadian Natural Resources Ltd.	2.7%
Check Point Software Technologies Ltd.	2.1%
Alphabet, Inc.	2.0%
Newmark Group, Inc.	2.0%
Catalyst Pharmaceuticals, Inc.	1.8%
Sterling Infrastructure, Inc.	1.7%
PetIQ, Inc.	1.6%
Lantheus Holdings, Inc.	1.6%

Top Sectors†	(% of net assets)
Financials	18.8%
Health Care	14.5%
Information Technology	11.4%
Industrials	9.7%
Energy	5.2%
Consumer Discretionary	5.0%
Consumer Staples	4.8%
Real Estate	2.9%
Communication Services	2.8%
Materials	2.6%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Equity Fund	PAGE 2	TSR-AR-749255253

Boston Partners Long/Short Research Fund
Institutional Class | BPIRX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$208	1.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the return of its benchmark, the S&P 500 Index for the same time period.

What factors influenced performance?
The U.S. stock market was propelled higher during the past 12 months by a combination of solid economic growth, rapidly declining inflation, and the likelihood of Federal Reserve interest rate cuts. Although stocks experienced periodic bouts of volatility, the overall direction of the U.S. stock market was positive.

What were the top contributors and detractors?
Relative to the Fund’s benchmark, the Fund’s short positions across several sectors made a positive contribution to performance on balance. The Fund’s underweight long positions in certain sectors and stock selection in others contributed to its relative underperformance.

How is the Fund currently positioned?
The Fund’s largest short positions by sector at the end of the period were in Financials, Industrials, and Consumer Discretionary. The Fund’s largest long positions by sector at the end of the period were in Financials, Industrials, and Information Technology.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
Boston Partners Long/Short Research Fund	PAGE 1	TSR-AR-74925K581

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	18.79	9.14	5.57
S&P 500 Total Return Index	27.14	15.92	12.98
Visit https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$591,951,816
Number of Holdings	407
Net Advisory Fee	$7,466,784
Portfolio Turnover	53%
Visit https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
JPMorgan Chase & Co.	1.8%
AbbVie, Inc.	1.5%
UnitedHealth Group, Inc.	1.5%
Wells Fargo & Co.	1.4%
Alphabet, Inc.	1.3%
Booking Holdings, Inc.	1.2%
Frontdoor, Inc.	1.1%
Amgen, Inc.	1.1%
Bank of America Corp.	1.0%
Kinross Gold Corp.	0.9%

Top Sectors†	(% of net assets)
Financials	15.6%
Industrials	14.5%
Health Care	11.2%
Information Technology	10.7%
Energy	4.8%
Communication Services	3.7%
Utilities	3.7%
Consumer Discretionary	3.7%
Consumer Staples	3.1%
Materials	2.2%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Research Fund	PAGE 2	TSR-AR-74925K581

Boston Partners Long/Short Research Fund
Investor Class | BPRRX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$235	2.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the return of its benchmark, the S&P 500 Index for the same time period.

What factors influenced performance?
The U.S. stock market was propelled higher during the past 12 months by a combination of solid economic growth, rapidly declining inflation, and the likelihood of Federal Reserve interest rate cuts. Although stocks experienced periodic bouts of volatility, the overall direction of the U.S. stock market was positive.

What were the top contributors and detractors?
Relative to the Fund’s benchmark, the Fund’s short positions across several sectors made a positive contribution to performance on balance. The Fund’s underweight long positions in certain sectors and stock selection in others contributed to its relative underperformance.

How is the Fund currently positioned?
The Fund’s largest short positions by sector at the end of the period were in Financials, Industrials, and Consumer Discretionary. The Fund’s largest long positions by sector at the end of the period were in Financials, Industrials, and Information Technology.

Top Contributors
↑	Andrada Mining Ltd.
↑	JP Morgan Chase & Co.
↑	Dell Technologies Inc.
↑	Broadcom, Inc.
↑	Wells Fargo & Company

Top Detractors
↓	Palantir Technologies, Inc.
↓	Glacier Bancorp, Inc.
↓	Commonwealth Bank of Australia
↓	Freshpet, Inc.
↓	KB Home
Boston Partners Long/Short Research Fund	PAGE 1	TSR-AR-74925K573

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	18.43	8.87	5.31
S&P 500 Total Return Index	27.14	15.92	12.98
Visit https://www.bostonpartners.com/fund/bp-ls-research-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$591,951,816
Number of Holdings	407
Net Advisory Fee	$7,466,784
Portfolio Turnover	53%
Visit https://www.bostonpartners.com/fund/bp-ls-research-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
JPMorgan Chase & Co.	1.8%
AbbVie, Inc.	1.5%
UnitedHealth Group, Inc.	1.5%
Wells Fargo & Co.	1.4%
Alphabet, Inc.	1.3%
Booking Holdings, Inc.	1.2%
Frontdoor, Inc.	1.1%
Amgen, Inc.	1.1%
Bank of America Corp.	1.0%
Kinross Gold Corp.	0.9%

Top Sectors†	(% of net assets)
Financials	15.6%
Industrials	14.5%
Health Care	11.2%
Information Technology	10.7%
Energy	4.8%
Communication Services	3.7%
Utilities	3.7%
Consumer Discretionary	3.7%
Consumer Staples	3.1%
Materials	2.2%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-ls-research-fund/.
Boston Partners Long/Short Research Fund	PAGE 2	TSR-AR-74925K573

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Research Fund	PAGE 3	TSR-AR-74925K573

Boston Partners Global Long/Short Fund
Institutional Class | BGLSX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Boston Partners Global Long/Short Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-global-ls-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$193	1.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the returns of the MSCI World Index - Net Return (the “Index”) for the same period.
What factors influenced performance?
Global economies generally continued to expand during the past 12 months, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of central banks’ pivot to easing policies, the backdrop for equities was constructive during the period.
What were the top contributors and detractors?
Overall, the Fund’s short positions generally contributed to returns relative to the Index, while its long positions generally detracted. Regarding specific sectors, security selection within the long portfolio’s Information Technology, Communication Services, and Health Care sector allocations weighed on returns. Within the short portfolio, Consumer Discretionary, Materials, and Consumer Staples sector positions all boosted relative results.
How is the Fund currently positioned?
As of the end of the reporting period, the Fund held relative overweight long positions in the Energy and Materials sectors, and had no long exposure to Real Estate. The Fund’s largest short positions at the end of the reporting period were in the Financials, Information Technology, and Consumer Discretionary sectors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
Boston Partners Global Long/Short Fund	PAGE 1	TSR-AR-74925K466

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	17.38	10.79	5.98
MSCI World Index - Gross Return (USD)**	25.00	13.66	10.15
MSCI World Index - Net Return (USD)	24.43	13.11	9.57
Visit https://www.bostonpartners.com/fund/bp-global-ls-fund-inst/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the MSCI World Index - Gross Return replaced the MSCI World Index - Net Return as the Fund’s primary benchmark to represent a broad-based securities market index. The Fund continues to use the MSCI World Index - Net Return as an additional benchmark.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$178,648,373
Number of Holdings	162
Net Advisory Fee	$2,462,427
Portfolio Turnover	198%
Visit https://www.bostonpartners.com/fund/bp-global-ls-fund-inst/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
iShares 1-3 Year Treasury Bond ETF	4.5%
Oracle Corp.	3.4%
Cenovus Energy, Inc.	2.8%
Samsung Electronics Co., Ltd.	2.8%
Everest Group Ltd.	2.5%
Sandoz Group AG	2.3%
Beazley PLC	2.3%
Kinross Gold Corp.	2.0%
Teck Resources Ltd.	1.9%
Enel SpA	1.7%

Top Sectors†	(% of net assets)
Financials	12.5%
Information Technology	12.3%
Health Care	9.9%
Materials	8.7%
Industrials	6.4%
Consumer Discretionary	5.4%
Energy	5.4%
Utilities	3.2%
Consumer Staples	2.6%
Communication Services	2.2%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2023.
At a meeting of the Board of Directors of The RBB Fund, Inc. (the “Board”) held on May 15-16, 2024, the Board unanimously voted to approve, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Plan of Reorganization”) whereby the Fund would be reorganized into the John Hancock Disciplined Value Global Long/Short Fund (the “Successor Fund”), a newly-organized series of John Hancock Investment Trust. At a special meeting of shareholders of the Fund held on September 17, 2024, the Plan of Reorganization was approved by the Fund’s shareholders. The reorganization contemplated by the Plan of Reorganization (the “Reorganization”) occurred as of 4:00 p.m. Eastern time on October 18, 2024, at which time the following actions, among others, occurred:

• The Fund transferred all of its assets to the Successor Fund and the Successor Fund assumed all of the Fund’s known liabilities.
• The Successor Fund issued Class I shares to the Fund in an amount equal to the value of the Fund’s net assets attributable to its Institutional Class shares. These shares were distributed to the Fund’s Institutional Class shareholders in proportion to their holdings on the Reorganization date.
• Shareholders of the Fund became shareholders of the Successor Fund.

Boston Partners Global Long/Short Fund	PAGE 2	TSR-AR-74925K466

Following the Reorganization:

•  John Hancock Investment Management LLC serves as the investment adviser of the Successor Fund and Boston Partners Global Investors, Inc. (“Boston Partners”), which served as the investment adviser of the Fund, serves as the Successor Fund’s sub-adviser.
• The Successor Fund is managed by the same portfolio managers from Boston Partners (Christopher K. Hart, CFA and Joshua M. Jones, CFA), plus one additional portfolio manager from Boston Partners (Soyoun Song), as the Fund, using substantially similar investment strategies and portfolio management techniques.
• The total annual operating expenses of Class I shares of the Successor Fund are lower than the total annual operating expenses of the Institutional Class shares of the Fund.

For more complete information, please review the prospectus of the Successor Fund at https://www.jhinvestments.com/resources/all-resources/fund-documents/prospectus/john-hancock-disciplined-value-global-long-short-fund-prospectus/ or upon request at (800) 225-5291.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-global-ls-fund-inst/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Global Long/Short Fund	PAGE 3	TSR-AR-74925K466

Boston Partners Global Long/Short Fund
Investor Class | BGRSX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Boston Partners Global Long/Short Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-global-ls-fund/. You can also request this information by contacting us at 1-888-261-4073.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$220	2.03%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund posted a sizable gain, although it did trail the returns of the MSCI World Index - Net Return (the “Index”) for the same period.
What factors influenced performance?
Global economies generally continued to expand during the past 12 months, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of central banks’ pivot to easing policies, the backdrop for equities was constructive during the period.
What were the top contributors and detractors?
Overall, the Fund’s short positions generally contributed to returns relative to the Index, while its long positions generally detracted. Regarding specific sectors, security selection within the long portfolio’s Information Technology, Communication Services, and Health Care sector allocations weighed on returns. Within the short portfolio, Consumer Discretionary, Materials, and Consumer Staples sector positions all boosted relative results.
How is the Fund currently positioned?
As of the end of the reporting period, the Fund held relative overweight long positions in the Energy and Materials sectors, and had no long exposure to Real Estate. The Fund’s largest short positions at the end of the reporting period were in the Financials, Information Technology, and Consumer Discretionary sectors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Boston Partners Global Long/Short Fund	PAGE 1	TSR-AR-74925K458

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	17.02	10.50	5.70
MSCI World Index - Gross Return (USD)**	25.00	13.66	10.15
MSCI World - Net Return (USD)	24.43	13.11	9.57
Visit https://www.bostonpartners.com/fund/bp-global-ls-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the MSCI World Index - Gross Return replaced the MSCI World Index - Net Return as the Fund’s primary benchmark to represent a broad-based securities market index. The Fund continues to use the MSCI World Index - Net Return as an additional benchmark.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$178,648,373
Number of Holdings	162
Net Advisory Fee	$2,462,427
Portfolio Turnover	198%
Visit https://www.bostonpartners.com/fund/bp-global-ls-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
iShares 1-3 Year Treasury Bond ETF	4.5%
Oracle Corp.	3.4%
Cenovus Energy, Inc.	2.8%
Samsung Electronics Co., Ltd.	2.8%
Everest Group Ltd.	2.5%
Sandoz Group AG	2.3%
Beazley PLC	2.3%
Kinross Gold Corp.	2.0%
Teck Resources Ltd.	1.9%
Enel SpA	1.7%

Top Sectors†	(% of net assets)
Financials	12.5%
Information Technology	12.3%
Health Care	9.9%
Materials	8.7%
Industrials	6.4%
Consumer Discretionary	5.4%
Energy	5.4%
Utilities	3.2%
Consumer Staples	2.6%
Communication Services	2.2%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2023.
At a meeting of the Board of Directors of The RBB Fund, Inc. (the “Board”) held on May 15-16, 2024, the Board unanimously voted to approve, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Plan of Reorganization”) whereby the Fund would be reorganized into the John Hancock Disciplined Value Global Long/Short Fund (the “Successor Fund”), a newly-organized series of John Hancock Investment Trust. At a special meeting of shareholders of the Fund held on September 17, 2024, the Plan of Reorganization was approved by the Fund’s shareholders. The reorganization contemplated by the Plan of Reorganization (the “Reorganization”) occurred as of 4:00 p.m. Eastern time on October 18, 2024, at which time the following actions, among others, occurred:

• The Fund transferred all of its assets to the Successor Fund and the Successor Fund assumed all of the Fund’s known liabilities.
• The Successor Fund issued Class A shares to the Fund in an amount equal to the value of the Fund’s net assets attributable to its Investor Class shares. These shares were distributed to the Fund’s Investor Class shareholders in proportion to their holdings on the Reorganization date.
• Shareholders of the Fund became shareholders of the Successor Fund.

Boston Partners Global Long/Short Fund	PAGE 2	TSR-AR-74925K458

Following the Reorganization:

•  John Hancock Investment Management LLC serves as the investment adviser of the Successor Fund and Boston Partners Global Investors, Inc. (“Boston Partners”), which served as the investment adviser of the Fund, serves as the Successor Fund’s sub-adviser.
• The Successor Fund is managed by the same portfolio managers from Boston Partners (Christopher K. Hart, CFA and Joshua M. Jones, CFA), plus one additional portfolio manager from Boston Partners (Soyoun Song), as the Fund, using substantially similar investment strategies and portfolio management techniques.
• The total annual operating expenses of Class A shares of the Successor Fund are lower than the total annual operating expenses of the Investor Class shares of the Fund.

For more complete information, please review the prospectus of the Successor Fund at https://www.jhinvestments.com/resources/all-resources/fund-documents/prospectus/john-hancock-disciplined-value-global-long-short-fund-prospectus/ or upon request at (800) 225-5291.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-global-ls-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Global Long/Short Fund	PAGE 3	TSR-AR-74925K458

Boston Partners Emerging Markets Dynamic Equity Fund
Institutional Class | BELSX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Boston Partners Emerging Markets Dynamic Equity Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$146	1.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended August 31, 2024, the Fund underperformed the MSCI Emerging Market Index - Net Return (the “Index”).
What factors influenced performance?
Global economies generally continued to expand during the past 12 months, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of central banks’ pivot to easing policies, the backdrop for equities was constructive during the period. The Fund’s allocation to certain sectors and stock selection within sectors both negatively impacted performance.
What were the top contributors and detractors?
Relative to the Index, the Fund’s overweight in the Materials sector and stock selection within that sector were among the biggest detractors during the year. Conversely, the Fund’s short positions within the Materials sector represented one of the strongest positive contributors to performance relative to the Index.
How is the Fund currently positioned?
The Fund’s largest short positions by sector at the end of the period were in Information Technology, Industrials, and Consumer Discretionary. The Fund’s largest long positions by sector at the end of the reporting period were in Information Technology, Consumer Discretionary, and Consumer Services.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
Boston Partners Emerging Markets Dynamic Equity Fund	PAGE 1	TSR-AR-74925K326

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/01/2015)[2]
Institutional Class	1.04	2.83	2.91
MSCI Emerging Market - Gross Return (USD)[1]	15.52	5.18	4.03
MSCI Emerging Market - Net Return (USD)	15.07	4.79	3.64
Visit https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	Effective with this report, and pursuant to new regulatory requirements, the MSCI Emerging Markets Index - Gross Return replaced the MSCI Emerging Markets Index - Net Return as the Fund’s primary benchmark to represent a broad-based securities market index. The Fund continues to use the MSCI Emerging Markets Index - Net Return as an additional benchmark.
2	The inception date of the Fund was March 1, 2015. The Fund commenced operations as a series of The RBB Fund, Inc. on December 15, 2015, when substantially all of the assets of Boston Partners Emerging Market Long/Short Equity (the “Prior Account”) transferred to the Fund. The Fund is managed in all material respects in a manner equivalent to the management of the Prior Account. Accordingly, the performance information shown above for periods prior to December 15, 2015 is that of the Prior Account.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$59,967,605
Number of Holdings	354
Net Advisory Fee	$662,894
Portfolio Turnover	202%
Visit https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4.4%
Federated Hermes U.S. Treasury Cash Reserves	4.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund	4.4%
Fidelity Treasury Portfolio	4.4%
America Movil SAB de CV	2.5%
JD.com, Inc.	2.4%
Wuxi NCE Power Co. Ltd.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Kumho Petrochemical Co. Ltd.	1.9%
COSCO SHIPPING Holdings Co. Ltd.	1.6%

Top Sectors†	(% of net assets)
Materials	9.7%
Information Technology	9.7%
Industrials	9.1%
Consumer Staples	7.5%
Consumer Discretionary	7.0%
Communication Services	6.4%
Financials	5.0%
Health Care	3.2%
Real Estate	2.2%
Energy	0.3%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/.
Boston Partners Emerging Markets Dynamic Equity Fund	PAGE 2	TSR-AR-74925K326

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Emerging Markets Dynamic Equity Fund	PAGE 3	TSR-AR-74925K326

WPG Partners Select Hedged Fund
Institutional | WPGHX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the WPG Partners Select Hedged Fund (the “Fund”) for the period of  May 3, 2024, to August 31, 2024 (the “period”). You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-select-hedged-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$86[a]	2.54%
a	Amount shown reflects the expenses of the Fund from inception date through August 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended August 31, 2024, the Fund posted a modest gain, although it trailed the returns of the Russell 2000 Value Index the (“Index”), as well as the Fund’s broad-based securities market index, the Russell 3000 Index, for the same period.

What factors influenced performance?
The U.S. economy generally continued to expand during the period, as inflation rates dropped significantly, which offered some relief to consumers. While there remained some concern about the timing and pace of Federal Reserve’s pivot to an easing policy, the backdrop for equities was constructive during the period.

What were the top contributors and detractors?
Overall, the Fund’s short positions generally contributed to returns relative to the Index, while its long positions generally detracted. Regarding specific sectors, security selection within the long portfolio’s Information Technology and Financials sector allocations weighed on returns. Within the short portfolio, Industrials, Materials, and Consumer Staples sector positions all boosted relative results.

How is the Fund currently positioned?
As of the end of the reporting period, the Fund’s largest relative overweight long positions were in Information Technology and Materials, and it has no long exposure to Utilities. The Fund’s largest short positions were in the Industrials, Consumer Discretionary, and Financials sectors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
WPG Partners Select Hedged Fund	PAGE 1	TSR-AR-74933W247

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/03/2024)
Institutional Class	4.10
Russell 3000® Total Return Index	10.22
Russell 2000® Value Total Return Index	9.33
Visit https://www.bostonpartners.com/affiliates/wpg-select-hedged-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$53,925,425
Number of Holdings	109
Net Advisory Fee	$155,515
Portfolio Turnover	36%
Visit https://www.bostonpartners.com/affiliates/wpg-select-hedged-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
Kemper Corp.	4.7%
BGC Group, Inc.	4.7%
Arcosa, Inc.	4.7%
Enovis Corp.	4.6%
Clarivate PLC	4.3%
Nomad Foods Ltd.	3.8%
Gildan Activewear, Inc.	3.6%
Air Lease Corp.	3.5%
Rayonier Advanced Materials, Inc.	3.4%
Tower Semiconductor Ltd.	3.4%

Top Sectors†	(% of net assets)
Financials	17.9%
Health Care	8.1%
Materials	7.0%
Real Estate	5.2%
Information Technology	3.7%
Energy	3.0%
Communication Services	2.1%
Consumer Staples	-1.2%
Consumer Discretionary	-5.3%
Industrials	-9.1%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/affiliates/wpg-select-hedged-fund/.
WPG Partners Select Hedged Fund	PAGE 2	TSR-AR-74933W247

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
WPG Partners Select Hedged Fund	PAGE 3	TSR-AR-74933W247

Campbell Systematic Macro Fund
Class A | EBSAX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of  September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$203	2.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund produced net gains during the 12-month period ended August 31, 2024, outperforming the SG CTA Index, which returned -0.65% over the same period.
POSITIONING
The exposures affecting performance included gains in equity index derivatives and losses in commodity futures, fixed income futures, and foreign exchange forwards. For the majority of the reporting period, the Fund maintained a net long position in equity index derivatives, a net short position in fixed income futures, and varied positioning in commodity futures and foreign exchange forwards.
WHAT FACTORS INFLUENCED PERFORMANCE?
From a strategy perspective, the Fund trades a variety of systematic models which are grouped into momentum, quant macro, and short-term strategies. Momentum strategies were the most profitable strategies during the period, primarily gaining in equity indices and commodities and experiencing losses in fixed income and foreign exchange. Short-term strategies were also profitable, gaining in equity indices and fixed income markets and experiencing losses in foreign exchange and commodities. Finally, the quant macro strategies were unprofitable during the period, with losses in commodities, equity indices and fixed income more than offsetting gains in foreign exchange.

Top Contributors
↑	S&P 500 Index Futures +1.6%
↑	Nikkei Index Futures +1.4%
↑	Corn Futures +1.4%
↑	Silver Futures +1.3%
↑	New Zealand Dollar Forwards +1.2%

Top Detractors
↓	Long Gilt Futures -1.2%
↓	Australian 10 Year 6% Bond Futures -1.3%
↓	Gold Futures -1.5%
↓	Euro Forwards -1.8%
↓	Canadian Dollar Forwards -2.1%
Campbell Systematic Macro Fund	PAGE 1	TSR-AR-74933W841

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)[3]	3.15	6.89	5.21
Class A (with sales charge)[3]	-0.47	6.12	4.84
S&P 500 Total Return Index[1]	27.14	15.92	12.98
BarclayHedge BTOP50 Index	1.28	4.96	3.47
SG CTA Index[2]	-0.65	4.04	3.60
Visit https://www.campbell.com/systematicmacro for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	Effective with this report, and pursuant to new regulatory requirements, the S&P 500 Total Return Index is included as a broad-based securities market index that represents the overall applicable domestic equity markets.
2	The SG CTA Index replaced the BarclayHedge BTOP 50 Index as a more narrowly based index that reflects the market sectors in which the Fund invests.
3	The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,244,878,883
Number of Holdings	149
Net Advisory Fee	$15,974,611
Portfolio Turnover (excludes derivatives)	0%
Visit https://www.campbell.com/systematicmacro for more recent performance information.
Campbell Systematic Macro Fund	PAGE 2	TSR-AR-74933W841

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings†	(% of net assets)
United States Treasury Bill	73.1%
NZD/USD FWD 20240918	0.6%
IDR/USD FWD 20240918	0.5%
AUD/USD FWD 20240918	0.4%
NOK/USD FWD 20240918	0.4%
GBP/USD FWD 20240918	0.3%
London Metals - Copper	0.3%
US Cocoa	0.2%
Natural Gas	0.2%
USD/ZAR FWD 20240918	0.1%
†	AUD Australian Dollar GBP British Pound IDR Indonesian Rupiah NOK Norwegian Krone NZD New Zealand Dollar USD United States Dollar ZAR South African Rand

Top Sectors	(% of net assets)
U.S. Treasury Bills	73.1%
Cash & Other	26.6%
Futures Contracts	0.2%
Forwards	0.1%
Material Fund Changes:
This is a summary of certain planned changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.campbell.com/systematicmacro or upon request at 1-844-261-6488. The Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) solicited approval from shareholders of the Fund, a series of the Company, for a proposed new investment advisory agreements between Campbell & Company Investment Adviser, LLC (the “Adviser”), the investment adviser of the Fund, and each of the Company, on behalf of the Fund, and the Fund’s subsidiary, Campbell Systematic Macro Offshore Limited (the “Subsidiary”) (collectively, the “New Investment Advisory Agreements”). The New Investment Advisory Agreements are required as a result of the long-planned transition of majority ownership (the “Transition”) of the Adviser’s parent company, Campbell & Company, LP (“Campbell & Company”). The Transition is the result of long-term business continuity and succession planning by Campbell & Company, pursuant to which senior executives and employees will increase their ownership to 80%, by redeeming a portion of the interests held by founder D. Keith Campbell, his family and his related entities, who will continue to own 20% of Campbell & Company. The redemption proceeds will be paid to the Campbell family over a ten-year period based on a percentage of revenues in excess of a threshold designed to protect working capital and reserves, which threshold will be adjusted each year for inflation. As a result, the Transition is expected to further align the interests of Campbell & Company, its executives and employees, and its founder, as they continue to participate in the success of the firm. The new Investment Advisory Agreements are substantially similar to the Adviser’s current agreements on behalf of the Fund and the Subsidiary. There will be no increase in advisory fees. The Adviser’s current portfolio managers will continue to manage the Fund and the Subsidiary according to their current investment objectives and investment strategies. The Adviser does not expect the Transition to have any material impact on the quality of investment advisory services provided to the Fund and the Subsidiary. The Board has unanimously voted to approve the New Investment Advisory Agreements and shareholders of the Fund approved the New Investment Advisory Agreement at a shareholder meeting held on October 25, 2024.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.campbell.com/systematicmacro
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6488, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Campbell Systematic Macro Fund	PAGE 3	TSR-AR-74933W841

Campbell Systematic Macro Fund
Class C | EBSCX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of  September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$278	2.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund produced net gains during the 12-month period ended August 31, 2024, outperforming the SG CTA Index, which returned -0.65% over the same period.
POSITIONING
The exposures affecting performance included gains in equity index derivatives and losses in commodity futures, fixed income futures, and foreign exchange forwards. For the majority of the reporting period, the Fund maintained a net long position in equity index derivatives, a net short position in fixed income futures, and varied positioning in commodity futures and foreign exchange forwards.
WHAT FACTORS INFLUENCED PERFORMANCE?
From a strategy perspective, the Fund trades a variety of systematic models which are grouped into momentum, quant macro, and short-term strategies. Momentum strategies were the most profitable strategies during the period, primarily gaining in equity indices and commodities and experiencing losses in fixed income and foreign exchange. Short-term strategies were also profitable, gaining in equity indices and fixed income markets and experiencing losses in foreign exchange and commodities. Finally, the quant macro strategies were unprofitable during the period, with losses in commodities, equity indices and fixed income more than offsetting gains in foreign exchange.

Top Contributors
↑	S&P 500 Index Futures +1.6%
↑	Nikkei Index Futures +1.4%
↑	Corn Futures +1.4%
↑	Silver Futures +1.3%
↑	New Zealand Dollar Forwards +1.2%

Top Detractors
↓	Long Gilt Futures -1.2%
↓	Australian 10 Year 6% Bond Futures -1.3%
↓	Gold Futures -1.5%
↓	Euro Forwards -1.8%
↓	Canadian Dollar Forwards -2.1%
Campbell Systematic Macro Fund	PAGE 1	TSR-AR-74933W817

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)[3]	2.38	6.11	4.43
Class C (with sales charge)[3]	1.38	6.11	4.43
S&P 500 Total Return Index[1]	27.14	15.92	12.98
BarclayHedge BTOP50 Index	1.28	4.96	3.47
SG CTA Index[2]	-0.65	4.04	3.60
Visit https://www.campbell.com/systematicmacro for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	Effective with this report, and pursuant to new regulatory requirements, the S&P 500 Total Return Index is included as a broad-based securities market index that represents the overall applicable domestic equity markets.
2	The SG CTA Index replaced the BarclayHedge BTOP 50 Index as a more narrowly based index that reflects the market sectors in which the Fund invests.
3	The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,244,878,883
Number of Holdings	149
Net Advisory Fee	$15,974,611
Portfolio Turnover (excludes derivatives)	0%
Visit https://www.campbell.com/systematicmacro for more recent performance information.
Campbell Systematic Macro Fund	PAGE 2	TSR-AR-74933W817

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings†	(% of net assets)
United States Treasury Bill	73.1%
NZD/USD FWD 20240918	0.6%
IDR/USD FWD 20240918	0.5%
AUD/USD FWD 20240918	0.4%
NOK/USD FWD 20240918	0.4%
GBP/USD FWD 20240918	0.3%
London Metals - Copper	0.3%
US Cocoa	0.2%
Natural Gas	0.2%
USD/ZAR FWD 20240918	0.1%
†	AUD Australian Dollar GBP British Pound IDR Indonesian Rupiah NOK Norwegian Krone NZD New Zealand Dollar USD United States Dollar ZAR South African Rand

Top Sectors	(% of net assets)
U.S. Treasury Bills	73.1%
Cash & Other	26.6%
Futures Contracts	0.2%
Forwards	0.1%
Material Fund Changes:
This is a summary of certain planned changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.campbell.com/systematicmacro or upon request at 1-844-261-6488. The Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) solicited approval from shareholders of the Fund, a series of the Company, for a proposed new investment advisory agreements between Campbell & Company Investment Adviser, LLC (the “Adviser”), the investment adviser of the Fund, and each of the Company, on behalf of the Fund, and the Fund’s subsidiary, Campbell Systematic Macro Offshore Limited (the “Subsidiary”) (collectively, the “New Investment Advisory Agreements”). The New Investment Advisory Agreements are required as a result of the long-planned transition of majority ownership (the “Transition”) of the Adviser’s parent company, Campbell & Company, LP (“Campbell & Company”). The Transition is the result of long-term business continuity and succession planning by Campbell & Company, pursuant to which senior executives and employees will increase their ownership to 80%, by redeeming a portion of the interests held by founder D. Keith Campbell, his family and his related entities, who will continue to own 20% of Campbell & Company. The redemption proceeds will be paid to the Campbell family over a ten-year period based on a percentage of revenues in excess of a threshold designed to protect working capital and reserves, which threshold will be adjusted each year for inflation. As a result, the Transition is expected to further align the interests of Campbell & Company, its executives and employees, and its founder, as they continue to participate in the success of the firm. The new Investment Advisory Agreements are substantially similar to the Adviser’s current agreements on behalf of the Fund and the Subsidiary. There will be no increase in advisory fees. The Adviser’s current portfolio managers will continue to manage the Fund and the Subsidiary according to their current investment objectives and investment strategies. The Adviser does not expect the Transition to have any material impact on the quality of investment advisory services provided to the Fund and the Subsidiary. The Board has unanimously voted to approve the New Investment Advisory Agreements and shareholders of the Fund approved the New Investment Advisory Agreement at a shareholder meeting held on October 25, 2024.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.campbell.com/systematicmacro
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6488, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Campbell Systematic Macro Fund	PAGE 3	TSR-AR-74933W817

Campbell Systematic Macro Fund
Class I | EBSIX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of  September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$178	1.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund produced net gains during the 12-month period ended August 31, 2024, outperforming the SG CTA Index, which returned -0.65% over the same period.
POSITIONING
The exposures affecting performance included gains in equity index derivatives and losses in commodity futures, fixed income futures, and foreign exchange forwards. For the majority of the reporting period, the Fund maintained a net long position in equity index derivatives, a net short position in fixed income futures, and varied positioning in commodity futures and foreign exchange forwards.
WHAT FACTORS INFLUENCED PERFORMANCE?
From a strategy perspective, the Fund trades a variety of systematic models which are grouped into momentum, quant macro, and short-term strategies. Momentum strategies were the most profitable strategies during the period, primarily gaining in equity indices and commodities and experiencing losses in fixed income and foreign exchange. Short-term strategies were also profitable, gaining in equity indices and fixed income markets and experiencing losses in foreign exchange and commodities. Finally, the quant macro strategies were unprofitable during the period, with losses in commodities, equity indices and fixed income more than offsetting gains in foreign exchange.

Top Contributors
↑	S&P 500 Index Futures +1.6%
↑	Nikkei Index Futures +1.4%
↑	Corn Futures +1.4%
↑	Silver Futures +1.3%
↑	New Zealand Dollar Forwards +1.2%

Top Detractors
↓	Long Gilt Futures -1.2%
↓	Australian 10 Year 6% Bond Futures -1.3%
↓	Gold Futures -1.5%
↓	Euro Forwards -1.8%
↓	Canadian Dollar Forwards -2.1%
Campbell Systematic Macro Fund	PAGE 1	TSR-AR-74933W833

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I3	3.42	7.15	5.47
S&P 500 Total Return Index[1]	27.14	15.92	12.98
BarclayHedge BTOP50 Index	1.28	4.96	3.47
SG CTA Index[2]	-0.65	4.04	3.60
Visit https://www.campbell.com/systematicmacro for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	Effective with this report, and pursuant to new regulatory requirements, the S&P 500 Total Return Index is included as a broad-based securities market index that represents the overall applicable domestic equity markets.
2	The SG CTA Index replaced the BarclayHedge BTOP 50 Index as a more narrowly based index that reflects the market sectors in which the Fund invests.
3	The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,244,878,883
Number of Holdings	149
Net Advisory Fee	$15,974,611
Portfolio Turnover (excludes derivatives)	0%
Visit https://www.campbell.com/systematicmacro for more recent performance information.
Campbell Systematic Macro Fund	PAGE 2	TSR-AR-74933W833

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings†	(% of net assets)
United States Treasury Bill	73.1%
NZD/USD FWD 20240918	0.6%
IDR/USD FWD 20240918	0.5%
AUD/USD FWD 20240918	0.4%
NOK/USD FWD 20240918	0.4%
GBP/USD FWD 20240918	0.3%
London Metals - Copper	0.3%
US Cocoa	0.2%
Natural Gas	0.2%
USD/ZAR FWD 20240918	0.1%
†	AUD Australian Dollar GBP British Pound IDR Indonesian Rupiah NOK Norwegian Krone NZD New Zealand Dollar USD United States Dollar ZAR South African Rand

Top Sectors	(% of net assets)
U.S. Treasury Bills	73.1%
Cash & Other	26.6%
Futures Contracts	0.2%
Forwards	0.1%
Material Fund Changes:
This is a summary of certain planned changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.campbell.com/systematicmacro or upon request at 1-844-261-6488. The Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) solicited approval from shareholders of the Fund, a series of the Company, for a proposed new investment advisory agreements between Campbell & Company Investment Adviser, LLC (the “Adviser”), the investment adviser of the Fund, and each of the Company, on behalf of the Fund, and the Fund’s subsidiary, Campbell Systematic Macro Offshore Limited (the “Subsidiary”) (collectively, the “New Investment Advisory Agreements”). The New Investment Advisory Agreements are required as a result of the long-planned transition of majority ownership (the “Transition”) of the Adviser’s parent company, Campbell & Company, LP (“Campbell & Company”). The Transition is the result of long-term business continuity and succession planning by Campbell & Company, pursuant to which senior executives and employees will increase their ownership to 80%, by redeeming a portion of the interests held by founder D. Keith Campbell, his family and his related entities, who will continue to own 20% of Campbell & Company. The redemption proceeds will be paid to the Campbell family over a ten-year period based on a percentage of revenues in excess of a threshold designed to protect working capital and reserves, which threshold will be adjusted each year for inflation. As a result, the Transition is expected to further align the interests of Campbell & Company, its executives and employees, and its founder, as they continue to participate in the success of the firm. The new Investment Advisory Agreements are substantially similar to the Adviser’s current agreements on behalf of the Fund and the Subsidiary. There will be no increase in advisory fees. The Adviser’s current portfolio managers will continue to manage the Fund and the Subsidiary according to their current investment objectives and investment strategies. The Adviser does not expect the Transition to have any material impact on the quality of investment advisory services provided to the Fund and the Subsidiary. The Board has unanimously voted to approve the New Investment Advisory Agreements and shareholders of the Fund approved the New Investment Advisory Agreement at a shareholder meeting held on October 25, 2024.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.campbell.com/systematicmacro
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6488, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Campbell Systematic Macro Fund	PAGE 3	TSR-AR-74933W833

Free Market U.S. Equity Fund
Class L | FMUEX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Free Market U.S. Equity Fund (the “Fund”)  for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$59	0.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024 (the “period”) the Fund provided a total return of 20.30% at net asset value. This compares with a return of 26.14% over the same period for the Fund’s benchmark, the Russell 3000® Index.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the performance of diversified equity funds, like the Fund, are the size and value/growth characteristics of the underlying fund holdings. Size is measured by market capitalization and “value” classification is a function of stock price relative to one or more fundamental characteristics.
U.S. large cap stocks performed better than U.S. small cap stocks during the period. The S&P 500® Index returned 27.14%, the Russell 2500® Index returned 17.37%, and the Russell 2000® Index returned 18.47%. Furthermore, for the same time period, the Russell 1000® Value Index returned 21.15% while the Russell 2000® Value returned 19.25% for the twelve months ended August 31, 2024.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Free Market U.S. Equity Fund	PAGE 1	TSR-AR-74925K839

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Free Market U.S. Equity Fund	20.30	13.05	8.87
Russell 3000 Total Return[1]	26.14	15.19	12.36
Russell 2500 Total Return	17.37	10.49	8.76
Composite Index[2]	21.77	12.00	9.48
1	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000 Total Return Index replaced the Russell 2500 Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index.
2	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, respectively.
Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$4,301,185,599
Number of Holdings	9
Net Advisory Fee	$19,003,981
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
U.S. Small Cap Value Portfolio	25.1%
U.S. Micro Cap Portfolio	15.1%
U.S. Small Cap Portfolio	15.1%
U.S. Large Cap Value Portfolio III	15.0%
iShares MSCI USA Value Factor ETF	9.3%
iShares Core S&P 500 ETF	8.2%
U.S. Large Company Portfolio	6.7%
U.S. Large Cap Value Series	5.6%
Invesco Government & Agency Portfolio	0.1%

Top Sectors	(% of Net Assets)
Finance and Insurance	94.4%
Cash & Other	5.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://funddocs.filepoint.com/matsonmoney/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-780-0357 Ext. 3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Free Market U.S. Equity Fund	PAGE 2	TSR-AR-74925K839

Free Market International Equity Fund
Class L | FMNEX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Free Market International Equity Fund (the “Fund”)  for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$60	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024 (the “period”) the Fund provided a total return of 17.86% at net asset value. This compares with a return of 19.45% over the same period for the Fund’s benchmark, the MSCI World (ex USA) Index (Net Dividends), which captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries excluding the U.S.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in global equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the behavior of diversified international equity funds, like the Fund, are company size and company value/growth characteristics of the underlying fund holdings and broad exposure to emerging market equities.
International value stocks fared better than international growth stocks during the fiscal year. The MSCI EAFE Value Index increased by 20.38%, while the MSCI EAFE Small Cap Value Index returned 16.86% and the MSCI Emerging Markets Index returned 15.07%. Furthermore, the MSCI EAFE Small Cap Index returned 15.08% for the twelve months ended August 31, 2024, while the MSCI EAFE Index returned 19.40% for the same period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Free Market International Equity Fund	PAGE 1	TSR-AR-74925K821

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Free Market International Equity Fund	17.86	9.20	4.50
MSCI WORLD ex USA Index (Net Dividends)	19.45	8.72	5.12
Composite Index[1]	17.63	7.38	4.41
1	The Composite Index is comprised comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index and MSCI Emerging Markets Free Index, each weighted 25%, respectively.
Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$3,283,448,219
Number of Holdings	11
Net Advisory Fee	$14,615,451
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
DFA International Small Cap Value Portfolio	40.2%
DFA International Value Portfolio III	15.2%
DFA International Value Series	14.9%
Dimensional International Small Cap ETF	8.6%
iShares Core MSCI Emerging Markets ETF	5.1%
iShares Core MSCI EAFE ETF	5.0%
Emerging Markets Small Cap Portfolio	4.8%
Emerging Markets Value Portfolio	4.8%
Canadian Small Company Series	1.3%
Invesco Government & Agency Portfolio	0.1%

Top Sectors	(% of Net Assets)
Finance and Insurance	83.8%
Cash & Other	16.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://funddocs.filepoint.com/matsonmoney/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-780-0357 Ext. 3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Free Market International Equity Fund	PAGE 2	TSR-AR-74925K821

Free Market Fixed Income Fund
Class L | FMFIX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Free Market Fixed Income Fund (the “Fund”)  for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$57	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024 (the “period”) the Fund returned 6.30%. This compares with a return of 7.30% over the same period for the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
The Fund focuses on assets that invest in high quality and shorter-term government and corporate fixed income assets, both in the U.S. as well as international.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Free Market Fixed Income Fund	6.30	0.85	1.19
Bloomberg U.S. Aggregate Bond Index[1]	7.30	-0.04	1.64
FTSE World Government Bond Index 1-5 Yr Currency-Hedged USD	6.19	1.25	1.62
Composite Index[2]	6.39	1.11	1.57
1	Effective with this report, and pursuant to new regulatory requirements, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE World Government Bond Index 1-5 Years as the Fund’s primary benchmark to represent a broad-based securities market index.
2	The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Intermediate Government/Credit Bond Index, ICE BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays U.S. Capital Aggregate Bond Index, each weighted 25%, respectively.
Free Market Fixed Income Fund	PAGE 1	TSR-AR-74925K813

Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$2,890,938,074
Number of Holdings	10
Net Advisory Fee	$13,737,559
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
DFA Two-Year Global Fixed Income Portfolio	25.0%
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.0%
iShares Core International Aggregate Bond ETF	15.1%
DFA One-Year Fixed Income Portfolio	14.4%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.1%
iShares 3-7 Year Treasury Bond ETF	6.0%
Dimensional Inflation-Protected Securities ETF	5.0%
iShares 1-3 Year Treasury Bond ETF	4.0%
Invesco Government & Agency Portfolio	0.5%

Top Sectors	(% of Net Assets)
Finance and Insurance	99.5%
Cash & Other	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://funddocs.filepoint.com/matsonmoney/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-780-0357 Ext. 3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Free Market Fixed Income Fund	PAGE 2	TSR-AR-74925K813

Matson Money U.S. Equity VI Portfolio
Class L | FMVUX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Matson Money U.S. Equity VI Portfolio (the “Fund”)  for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$84	0.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024 (the “period”) the Fund provided a total return of 19.90% at net asset value. This compares with a return of 26.14% over the same period for the Fund’s benchmark, the Russell 3000® Index.
As a result of the Funds’s diversified investment approach, performance principally was determined by broad structural trends in equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the performance of diversified equity funds, like the Fund, are the size and value/growth characteristics of the underlying fund holdings. Size is measured by market capitalization and “value” classification is a function of stock price relative to one or more fundamental characteristics.
U.S. large cap stocks performed better than U.S. small cap stocks during the period. The S&P 500® Index returned 27.14%, the Russell 2500® Index returned 17.37%, and the Russell 2000® Index returned 18.47%. Furthermore, for the same time period, the Russell 1000® Value Index returned 21.15% while the Russell 2000® Value returned 19.25% for the twelve months ended August 31, 2024.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Matson Money U.S. Equity VI Portfolio	PAGE 1	TSR-AR-74925K441

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matson Money U.S. Equity VI Portfolio	19.90	12.98	8.67
Russell 3000 Total Return[1]	26.14	15.19	12.36
Russell 2500 Total Return	17.37	10.49	8.76
Composite Index[2]	21.77	12.00	9.48
1	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000 Total Return Index replaced the Russell 2500 Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index.
2	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, respectively.
Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$28,304,674
Number of Holdings	8
Net Advisory Fee	$138,890
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
U.S. Large Cap Value Portfolio III	26.1%
U.S. Small Cap Portfolio	15.1%
U.S. Micro Cap Portfolio	15.1%
VA U.S. Targeted Value Portfolio	15.1%
U.S. Large Company Portfolio	13.7%
U.S. Small Cap Value Portfolio	10.1%
VA U.S. Large Value Portfolio	4.0%
STIT-Government & Agency Portfolio	0.9%

Top Sectors	(% of Net Assets)
Finance and Insurance	99.2%
Cash & Other	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://funddocs.filepoint.com/matsonmoney/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-780-0357 Ext. 3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Matson Money U.S. Equity VI Portfolio	PAGE 2	TSR-AR-74925K441

Matson Money International Equity VI Portfolio
Class L | FMVIX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Matson Money International Equity VI Portfolio (the “Fund”)  for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$90	0.83%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024 (the “period”) the Fund provided a total return of 17.23% at net asset value. This compares with a return of 19.45% over the same period for the Fund’s benchmark, the MSCI World (ex USA) Index, which captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries excluding the U.S.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in global equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the behavior of diversified international equity funds, like the Fund, are company size and company value/growth characteristics of the underlying fund holdings and broad exposure to emerging market equities.
International value stocks fared better than international growth stocks during the fiscal year. The MSCI EAFE Value Index increased by 20.38%, while the MSCI EAFE Small Cap Value Index returned 16.86% and the MSCI Emerging Markets Index returned 15.07%. Furthermore, the MSCI EAFE Small Cap Index returned 15.08% for the twelve months ended August 31, 2024, while the MSCI EAFE Index returned 19.40% for the same period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Matson Money International Equity VI Portfolio	PAGE 1	TSR-AR-74925K433

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matson Money International Equity VI Portfolio	17.23	8.89	4.19
MSCI WORLD ex USA Index (Net Dividends)	19.45	8.72	5.12
Composite Index[1]	17.63	7.38	4.41
1	Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index and MSCI Emerging Markets Free Index, each weighted 25%, respectively.
Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$20,957,033
Number of Holdings	10
Net Advisory Fee	$103,360
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
DFA International Value Portfolio III	30.2%
DFA International Small Cap Value Portfolio	28.1%
VA International Small Portfolio	17.1%
iShares Core MSCI Emerging Markets ETF	5.2%
VA International Value Portfolio	5.0%
Emerging Markets Value Portfolio	4.8%
Emerging Markets Small Cap Portfolio	4.8%
iShares Core MSCI EAFE ETF	4.0%
STIT-Government & Agency Portfolio	0.9%

Top Sectors	(% of Net Assets)
Finance and Insurance	99.4%
Cash & Other	0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://funddocs.filepoint.com/matsonmoney/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-780-0357 Ext. 3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Matson Money International Equity VI Portfolio	PAGE 2	TSR-AR-74925K433

Matson Money Fixed Income VI Portfolio
Class L | FMVFX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Matson Money Fixed Income VI Portfolio (the “Fund”)  for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$78	0.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024 (the “period”) the Fund returned 6.12%. This compares with a return of 7.30% over the same period for the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
The Fund focuses on assets that invest in high quality and shorter-term government and corporate fixed income assets, both in the U.S. as well as international.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matson Money Fixed Income VI Portfolio	6.12	0.59	0.91
Bloomberg U.S. Aggregate Bond Index[1]	7.30	-0.04	1.64
FTSE World Government Bond Index 1-5 Yr Currency-Hedged USD	6.19	1.25	1.62
Composite Index[2]	6.39	1.11	1.57
1	Effective with this report, and pursuant to new regulatory requirements, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE World Government Bond Index 1-5 Years as the Fund’s primary benchmark to represent a broad-based securities market index.
2	The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Intermediate Government/Credit Bond Index, ICE BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays U.S. Capital Aggregate Bond Index, each weighted 25%, respectively.
Matson Money Fixed Income VI Portfolio	PAGE 1	TSR-AR-74925K425

Visit http://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$25,753,004
Number of Holdings	11
Net Advisory Fee	$134,682
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.1%
DFA Two-Year Global Fixed Income Portfolio	15.0%
iShares Core International Aggregate Bond ETF	15.0%
DFA One-Year Fixed Income Portfolio	11.5%
VA Global Bond Portfolio	10.0%
iShares 3-7 Year Treasury Bond ETF	6.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.0%
Dimensional Inflation-Protected Securities ETF	5.0%
iShares 1-3 Year Treasury Bond ETF	4.0%
VA Short-Term Fixed Income Portfolio	2.0%

Top Sectors	(% of Net Assets)
Finance and Insurance	98.7%
Cash & Other	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://funddocs.filepoint.com/matsonmoney/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-780-0357 Ext. 3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Matson Money Fixed Income VI Portfolio	PAGE 2	TSR-AR-74925K425

Motley Fool Global Opportunities ETF
TMFG (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Motley Fool Global Opportunities ETF (the “Fund”) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-703-302-1100.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Global Opportunities ETF	$94	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the FTSE Global All Cap Net Tax Index. Nevertheless, to us it was a strong year towards the Fund’s investment objective of capital appreciation.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund enjoys a global investing universe to pursue ownership of high quality businesses. But during the period, what seemed to us to matter most was geographic exposure. US stocks performed remarkably well and far outpaced non-US stocks, even though both developed international and emerging market stocks turned in healthy positive returns.
The Fund’s relative positioning worked against it, as our portfolio had a lower US weighting and higher international weighting than the benchmark. With fewer than 40 holdings, the Fund’s sector and security exposures were significantly different than the benchmark index.   Notably, the lower exposure to the Information Technology sector, stock selection in the Health Care sector contributed negatively to Fund performance, while stock selection in the Consumer Staples sector positively contributed to performance.
A FUN FACT ABOUT THE PORTFOLIO!
As of August 31, 2024, the Fund’s top five holdings (Axon Enterprise, Inc., Amazon.com, Inc., Waste Connections, Inc., ICON PLC, and Watsco, Inc.) have been held in the portfolio an average of more than six years (we think demonstrating our long-term orientation, but you can decide!).

Top Contributors
↑	Axon Enterprise, Inc. (NasdaqGS:AXON)
↑	International Container Terminal Services, Inc. (PSE:ICT)
↑	Taiwan Semiconductor Manufacturing Company Ltd. (NYSE:TSM)

Top Detractors
↓	Yum China Holdings, Inc. (NYSE:YUMC)
↓	Paycom Software, Inc. (NYSE:PAYC)
↓	Atlassian Corp. (NasdaqGS:TEAM)
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool Global Opportunities ETF	PAGE 1	TSR-AR-74933W635

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	10 Years
Motley Fool Global Opportunities ETF (at Net Asset Value)**	21.00	9.88	9.50
Motley Fool Global Opportunities ETF (at Market Price)	20.86	9.83	9.47
FTSE Global All Cap (Fair Value 16.00) Net Tax (US RIC) Index	23.13	12.21	8.95
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$440,462,472
Number of Holdings	40
Net Advisory Fee	$3,631,316
Portfolio Turnover	38%
30-Day SEC Yield	0.61%
30-Day SEC Yield Unsubsidized	0.61%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
Axon Enterprise, Inc.	5.5%
Amazon.com, Inc.	4.6%
Waste Connections, Inc.	4.3%
ICON PLC	3.9%
Watsco, Inc.	3.7%
Alphabet, Inc.	3.5%
Mastercard, Inc.	3.5%
Nintendo Co. Ltd.	3.4%
Costco Wholesale Corp.	3.3%
Rentokil Initial PLC	3.3%

Top Sectors	(% of Net Assets)
Industrials	24.5%
Communication Services	18.0%
Consumer Discretionary	12.7%
Financials	10.9%
Health Care	10.2%
Real Estate	7.2%
Information Technology	5.7%
Consumer Staples	5.4%
Materials	2.2%
Cash & Other	3.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds
Motley Fool Global Opportunities ETF	PAGE 2	TSR-AR-74933W635

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-703-302-1100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Global Opportunities ETF	PAGE 3	TSR-AR-74933W635

Motley Fool Mid-Cap Growth ETF
TMFM (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Motley Fool Mid-Cap Growth ETF (the “Fund”) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-703-302-1100.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Mid-Cap Growth ETF	$93	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024 (the “period”), the Fund outperformed its benchmark, the Russell Midcap Growth Total Return Index. Importantly, it was a strong year towards the Fund’s investment objective of capital appreciation.
WHAT FACTORS INFLUENCED PERFORMANCE?
A primary driver of US stock returns for the period was size: generally speaking, the bigger the company, the better the returns. In absolute, the return of middle-sized stocks (mid-caps) was strong. Although mid-caps did not keep pace with large- or mega-cap stocks, they outpaced small-caps.
On balance, both sector weightings and stock selection contributed to the Fund’s outperformance. The most notable drivers of portfolio returns came from the Health Care and Real Estate sectors. While the Fund was marginally underweight its benchmark in Health Care, our average returns within the sector were nearly triple that of the benchmarks. The opposite played out in Real Estate, where the Fund is considerably overweight relative to the benchmark and our holdings performed dramatically worse than the benchmarks. With only 30 holdings, these types of deviations don’t surprise us.
A FUN FACT ABOUT THE PORTFOLIO!
At August 31, 2024, the Fund held the stock of 30 companies. 27 of 30 generated positive operating profits over their most recently reported twelve months and 29 of 30 generated positive operating cash flows.

Top Contributors
↑	Axon Enterprise, Inc. (NasdaqGS:AXON)
↑	Brown & Brown, Inc. (NYSE:BRO)
↑	Tyler Technologies, Inc. (NYSE:TYL)

Top Detractors
↓	Paycom Software, Inc. (NYSE:PAYC)
↓	Jones Lang LaSalle Inc. (NYSE:JLL)
↓	Payloity Holding Corp. (NasdaqGS:PCTY)
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool Mid-Cap Growth ETF	PAGE 1	TSR-AR-74933W627

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	10 Years
Motley Fool Mid Cap Growth ETF (at Net Asset Value)†	18.95	8.69	8.50
Motley Fool Mid Cap Growth ETF (at Market Price)†	19.06	8.67	8.49
Russell 3000 Total Return Index**	26.14	15.19	12.36
Russell Midcap Growth Total Return Index	19.07	10.50	10.61
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000 Index replaced the Russell Midcap Growth Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index.
†	The Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$203,138,972
Number of Holdings	31
Net Advisory Fee	$1,633,412
Portfolio Turnover	31%
30-Day SEC Yield	-0.01%
30-Day SEC Yield Unsubsidized	-0.01%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
Brown & Brown, Inc.	6.3%
Axon Enterprise, Inc.	6.0%
Tyler Technologies, Inc.	5.9%
Broadridge Financial Solutions, Inc.	4.8%
Goosehead Insurance, Inc.	4.5%
StoneX Group, Inc.	3.8%
Globus Medical, Inc.	3.7%
Cooper Cos., Inc.	3.7%
RXO, Inc.	3.7%
SBA Communications Corp.	3.6%

Top Sectors	(% of Net Assets)
Industrials	30.3%
Health Care	21.4%
Financials	20.3%
Information Technology	11.1%
Real Estate	7.7%
Consumer Discretionary	5.1%
Materials	2.5%
Cash & Other	1.6%
Motley Fool Mid-Cap Growth ETF	PAGE 2	TSR-AR-74933W627

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-703-302-1100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Mid-Cap Growth ETF	PAGE 3	TSR-AR-74933W627

Motley Fool 100 Index ETF
TMFC (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Motley Fool 100 Index ETF (the “Fund”) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-703-302-1100.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool 100 Index ETF	$58	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund outperformed its benchmark, the S&P 500 Total Return Index (the “S&P 500”), and closely tracked its underlying index, the Motley Fool 100 Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund invests in US stocks, which had a very strong twelve months. Looking more closely at US stocks, performance of the largest companies -- often referred to as “mega caps” -- was even better. The Fund follows the Motley Fool 100 Index that is market cap weighted, which resulted in a high exposure to mega caps which helped returns. It was a good year for mega caps and the Fund was largely invested in mega caps.
Another factor that contributed to performance was the Fund’s sector exposures. The Fund had, on average, more than 40% of assets invested in the Information Technology sector, compared to roughly 30% for the S&P 500. This hefty weighting helped returns, as did the sector’s strong performance in general. Tech was the strongest performing sector in the S&P 500. The worst performing sector in the S&P 500 was Energy, and the Fund had, on average, less than a 1% weighting during the year in the energy sector.
A FUN FACT ABOUT THE PORTFOLIO!
Six of the top ten holdings, as of August 31, 2024, were top ten holdings when the Fund’s inception more than six years ago, in January 2018 (Apple, Microsoft, Alphabet, Amazon, Meta Platforms, and Berkshire Hathaway).

Top Contributors
↑	NVDIA Corp. (NasdaqGS:NVDA)
↑	Microsoft Corp. (NasdaqGS:MSFT)
↑	Meta Platforms, Inc. (NasdaqGS:META)

Top Detractors
↓	Tesla, Inc. (NasdaqGS:TSLA)
↓	Oracle Corp. (NYSE:ORCL)
↓	Johnson & Johnson (NYSE:JNJ)
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool 100 Index ETF	PAGE 1	TSR-AR-74933W601

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	Since Inception (01/29/2018)
Motley Fool 100 Index ETF (at Net Asset Value)	32.61	20.03	17.02
Motley Fool 100 Index ETF (at Market Price)	32.54	20.05	17.00
S&P 500 Total Return Index	27.14	15.92	12.85
Motley Fool 100 Index	33.25	20.64	17.61
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$969,884,838
Number of Holdings	102
Net Advisory Fee	$3,573,161
Portfolio Turnover	24%
30-Day SEC Yield	0.22%
30-Day SEC Yield Unsubsidized	0.22%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
Apple, Inc.	9.7%
Microsoft Corp.	8.5%
NVIDIA Corp.	7.9%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	5.1%
Meta Platforms, Inc.	4.7%
Berkshire Hathaway, Inc.	4.7%
Eli Lilly & Co.	3.5%
Broadcom, Inc.	3.1%
Tesla, Inc.	2.9%

Top Sectors	(% of Net Assets)
Information Technology	38.3%
Financials	15.0%
Communication Services	13.9%
Consumer Discretionary	12.7%
Health Care	11.8%
Industrials	3.7%
Consumer Staples	1.9%
Real Estate	1.4%
Materials	0.8%
Cash & Other	0.5%
Material Fund Changes
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://fooletfs.com/our-funds or upon request at 1-703-302-1100.
Motley Fool 100 Index ETF	PAGE 2	TSR-AR-74933W601

The Fund seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool 100 Index (“Index”). The Motley Fool, LLC, the sponsor of the Index, has announced an index methodology revision for the Index to address certain diversification requirements under Section 851 of the Internal Revenue Code of 1986, as amended. The revised index methodology was implemented with respect to the Index effective June 1, 2024. For more information, please see the Fund’s Prospectus and Summary Prospectus.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-703-302-1100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool 100 Index ETF	PAGE 3	TSR-AR-74933W601

Motley Fool Small-Cap Growth ETF
TMFS (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Motley Fool Small-Cap Growth ETF (the “Fund”) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-703-302-1100.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Small-Cap Growth ETF	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024 (the “period”), the Fund underperformed its benchmark, the Russell 2000 Growth Total Return Index. Importantly, the Fund made proress towards its investment objective of capital appreciation.
WHAT FACTORS INFLUENCED PERFORMANCE?
While small cap stocks failed to keep up with the blistering performance of their larger brethren, and while there were three 10% peak-to-trough declines in the Russell 2000 Growth Total Return Index, it was still a healthy 12-month showing for smaller companies. Nine of 11 sectors increased in value (Utilities and Energy were the laggards) with six up more than 15%.
The Fund benefitted from this rising tide. The Fund’s performance was acutely impacted by the poor performance of a few individual holdings, notably in the Consumer Discretionary and Information Technology sectors. In a portfolio of only 35 or so holdings, a few negative performers can have a big impact. While concentration works both ways, it was a detractor during this period, and the Fund’s stronger performance in the Financials and Industrials sectors were not enough to overcome it.
A FUN FACT ABOUT THE PORTFOLIO!
Of the 34 stocks that the Fund holds at period end, insiders at the company own an average of 4.7% of the outstanding shares. Over 70% of the Fund’s holdings have insider ownership greater than 1%.

Top Contributors
↑	Q2 Holdings, Inc. (NYSE:QTWO)
↑	Axon Enterprise, Inc. (NasdaqGS:AXON)
↑	Leonardo DRS, Inc. (NasdaqGS:DRS)

Top Detractors
↓	Fox Factory Holding Corp. (NasdaqGS:FOXF)
↓	Inari Medical (NasdaqGS:NARI)
↓	Wolfspeed, Inc. (NYSE:WOLF)
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool Small-Cap Growth ETF	PAGE 1	TSR-AR-74933W874

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	Since Inception (10/29/2018)
Motley Fool Small-Cap Growth ETF (at Net Asset Value)	11.87	8.99	10.53
Motley Fool Small-Cap Growth ETF (at Market Price)	11.77	8.96	10.51
Russell 3000 Total Return Index**	26.14	15.19	15.11
Russell 2000 Growth Total Return Index	17.67	8.35	8.46
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report and pursuant to new regulatory requirements, the Russell 3000 Index replaced the Russell 2000 Growth Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$78,248,680
Number of Holdings	35
Net Advisory Fee	$665,835
Portfolio Turnover	30%
30-Day SEC Yield	-0.32%
30-Day SEC Yield Unsubsidized	-0.32%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
Globus Medical, Inc.	4.8%
Axon Enterprise, Inc.	4.4%
Leonardo DRS, Inc.	4.3%
Alarm.com Holdings, Inc.	4.3%
Goosehead Insurance, Inc.	4.2%
RXO, Inc.	4.2%
Ultragenyx Pharmaceutical, Inc.	3.8%
Smartsheet, Inc.	3.7%
Watsco, Inc.	3.6%
GXO Logistics, Inc.	3.6%

Top Sectors	(% of Net Assets)
Industrials	26.8%
Health Care	22.1%
Information Technology	21.0%
Financials	14.2%
Consumer Discretionary	7.3%
Energy	3.3%
Real Estate	2.6%
Consumer Staples	2.1%
Cash & Other	0.6%
Motley Fool Small-Cap Growth ETF	PAGE 2	TSR-AR-74933W874

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-703-302-1100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Small-Cap Growth ETF	PAGE 3	TSR-AR-74933W874

Motley Fool Capital Efficiency 100 Index ETF
TMFE (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Motley Fool Capital Efficiency 100 Index ETF (the “Fund”) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-703-302-1100.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Capital Efficiency 100 Index ETF	$59	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund outperformed its benchmark, the S&P 500 Total Return Index (the “S&P 500”), and closely tracked its underlying index, The Motley Fool Capital Efficiency 100 Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund invests in US stocks, which had a very strong twelve months. Looking more closely at US stocks, performance of the largest companies -- often referred to as “mega caps” -- was even better. As it was, the Fund benefitted from considerable exposure to mega caps, as more than 75% of assets were invested in stocks with a market cap greater than $100 billion.
Both sector exposures and individual position weightings contributed positively to performance. This means that, in aggregate, the sector over- and underweights, and position over- and underweights boosted returns. More specifically, investments in the Information Technology and Communication Services sectors provided the strongest tailwinds, while investments in the Financials and Health Care sectors created headwinds, at least when compared to the S&P 500.
A FUN FACT ABOUT THE PORTFOLIO!
The Fund aims to track the Motley Fool Capital Efficiency Index that borrows from the academic research on the gross profitability premium published by Robert Novy-Marx at the University of Rochester.

Top Contributors
↑	NVIDIA Corp. (NasdaqGS:NVDA)
↑	Meta Platforms, Inc. (NasdaqGS:META)
↑	Broadcom Inc. (NasdaqGS:AVGO)

Top Detractors
↓	Oracle Corp. NYSE:ORCL)
↓	Johnson & Johnson (NYSE:JNJ)
↓	VMware LLC (NYSE:VMW)
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool Capital Efficiency 100 Index ETF	PAGE 1	TSR-AR-74933W643

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/30/2021)
Motley Fool Capital Efficiency 100 Index ETF (at Net Asset Value)	34.44	10.01
Motley Fool Capital Efficiency 100 Index ETF (at Market Price)	34.34	10.06
S&P 500 Total Return Index	27.14	8.16
Motley Fool Capital Efficiency 100 - Total Return Index	34.89	10.41
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$47,326,338
Number of Holdings	100
Net Advisory Fee	$170,046
Portfolio Turnover	35%
30-Day SEC Yield	0.24%
30-Day SEC Yield Unsubsidized	0.24%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
UnitedHealth Group, Inc.	5.6%
Eli Lilly & Co.	5.0%
Mastercard, Inc.	5.0%
Apple, Inc.	4.9%
Meta Platforms, Inc.	4.8%
Costco Wholesale Corp.	4.8%
Visa, Inc.	4.7%
Home Depot, Inc.	4.7%
Amazon.com, Inc.	4.5%
Microsoft Corp.	4.3%

Top Sectors	(% of Net Assets)
Information Technology	32.7%
Health Care	19.3%
Communication Services	13.4%
Consumer Discretionary	11.6%
Financials	10.5%
Consumer Staples	5.6%
Industrials	4.5%
Materials	2.2%
Cash & Other	0.2%
Material Fund Changes
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://fooletfs.com/our-funds or upon request at 1-703-302-1100.
Motley Fool Capital Efficiency 100 Index ETF	PAGE 2	TSR-AR-74933W643

The Fund seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Capital Efficiency 100 Index (“Index”). The Motley Fool, LLC, the sponsor of the Index, has announced an index methodology revision for the Index to address certain diversification requirements under Section 851 of the Internal Revenue Code of 1986, as amended. The revised index methodology was implemented with respect to the Index effective June 1, 2024. For more information, please see the Fund’s Prospectus and Summary Prospectus.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-703-302-1100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Capital Efficiency 100 Index ETF	PAGE 3	TSR-AR-74933W643

Motley Fool Next Index ETF
TMFX (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Motley Fool Next Index ETF (the “Fund”) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-703-302-1100.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Next Index ETF	$54	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024 (the “period”), the Fund underperformed its benchmark, the Russell Midcap Growth Total Return Index, and closely tracked its underlying index, the Motley Fool Next Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
A primary driver of US stock returns for the period was size: generally speaking, the bigger the company, the better the returns. In absolute, the return of middle sized stocks (mid-caps) was strong. Although mid-caps did not keep pace with large- or mega-cap stocks, they outpaced small-caps. The Fund’s holdings, as measured by median market cap, are about half as large as the Russell Midcap Growth Index, which turned out to hurt the relative comparison for the year.
The index that underlies the Fund, the Motley Fool Next Index, consists of stocks that are actively recommended or are high conviction picks from the research team at The Motley Fool, LLC, the sponsor of the Index. Therefore, security selection will often be an important explanatory factor in performance, and it was so this period. On average, the securities selected underperformed the index constituents, most notably in the Communication Services sector. Security selection in the Health Care sector did positively contribute to relative returns, but not enough to overcome shortcomings in other sectors.
A FUN FACT ABOUT THE PORTFOLIO!
At August 31, 2024, the Fund held the stock of 197 companies headquartered across 35 US states and Washington, DC. It probably isn’t surprising that the highest concentration resides in California (51 companies), but it might be surprising that Massachusetts is next in line (18 companies).

Top Contributors
↑	Fair Isaac Corp. (NYSE:FICO)
↑	GoDaddy Inc. (NYSE:GDDY)
↑	Axon Enterprise, Inc. (NasdaqGS:AXON)

Top Detractors
↓	Paycom Software, Inc. (NYSE:PAYC)
↓	Unity Software Inc. (NYSE:U)
↓	Celsius Holdings, Inc. (NasdaqGS:CELH)
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool Next Index ETF	PAGE 1	TSR-AR-74933W650

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/30/2021)
Motley Fool Next Index ETF (at Net Asset Value)	15.31	-3.42
Motley Fool Next Index ETF (at Market Price)	15.18	-3.44
Russell 3000 Total Return Index**	26.14	7.05
Russell Midcap Growth Total Return Index	19.07	0.13
Motley Fool Next - Total Return Index	16.06	-2.92
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000 Index replaced the Russell MidCap Growth Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$24,514,571
Number of Holdings	197
Net Advisory Fee	$129,230
Portfolio Turnover	18%
30-Day SEC Yield	0.07%
30-Day SEC Yield Unsubsidized	0.07%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
Alnylam Pharmaceuticals, Inc.	1.9%
HEICO Corp.	1.8%
Westinghouse Air Brake Technologies Corp.	1.7%
NVR, Inc.	1.7%
Tractor Supply Co.	1.7%
Take-Two Interactive Software, Inc.	1.6%
Cloudflare, Inc.	1.6%
Axon Enterprise, Inc.	1.6%
HubSpot, Inc.	1.5%
Broadridge Financial Solutions, Inc.	1.5%

Top Sectors	(% of Net Assets)
Information Technology	26.2%
Industrials	18.9%
Consumer Discretionary	17.6%
Health Care	12.4%
Financials	10.8%
Communication Services	6.0%
Consumer Staples	4.2%
Real Estate	1.3%
Materials	1.2%
Cash & Other	1.4%
Motley Fool Next Index ETF	PAGE 2	TSR-AR-74933W650

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fooletfs.com/our-funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-703-302-1100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Next Index ETF	PAGE 3	TSR-AR-74933W650

Optima Strategic Credit Fund
Founders Class Shares | OPTCX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Optima Strategic Credit Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-866-239-2026.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Founders Class Shares	$212	2.06%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Throughout the latter half of 2023 the Fund was mostly positioned in a “risk-off” posture due to, what we believed to be, unfavorable trends in credit markets by allocating to short-duration U.S. treasury bills. The environment dramatically changed towards the end of 2023. The Fund’s systematic model favored a “risk-on” environment throughout 1Q 2024 and much of 2Q 2024 and tactically allocated to higher-yielding credit instruments. At 8/31/2024, the Fund continues to be invested in higher-yielding credit as the Fund’s systematic model continues to favor “risk-on”.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2021)
Founders Class Shares	5.95	1.81
Bloomberg U.S. Universal Total Return Index	7.92	-1.55
Markit CDX.NA.HY 5Y Long Total Return Index	14.59	8.21
Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Optima Strategic Credit Fund	PAGE 1	TSR-AR-74933W718

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$21,385,816
Number of Holdings	2
Net Advisory Fee	$96,075
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
First American Treasury Obligations Fund	76.9%
CDX North American High Yield Index Series 42	6.9%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
This annual shareholder report contains important information about the Optima Strategic Credit Fund (the “Fund”) for the period of  September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-866-239-2026.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Optima Asset Management LLC documents not be householded, please contact Optima Asset Management LLC at 1-866-239-2026, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Optima Asset Management LLC or your financial intermediary.
Optima Strategic Credit Fund	PAGE 2	TSR-AR-74933W718

SGI US Large Cap Core ETF
SGLC (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the SGI US Large Cap Core ETF (the “Fund”)  for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI US Large Cap Core ETF	$97	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2024, net of fees, the Fund returned 27.67% outperforming its benchmark, the S&P 500 TR Index, which returned 27.14%. The Fund also outperformed its secondary benchmark, the Russell 1000 Total Return Index, which returned 26.60%. Active management meaningfully contributed to outperformance with strong stock selection as the primary reason, but allocation decisions partially offset these gains.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
WHAT WERE THE TOP CONTRIBUTORS AND DETRACTORS?
The most contributing sectors to performance were Information Technology and Financials. Strong stock selection in the Consumer Discretionary sector also benefited relative performance. The most detracting sector was Industrials, which was hurt by both an average underweight allocation and underperforming stock selection. The second worst contributing sector was Energy, but stock selection helped cushion the impact of underperformance from underweight allocation.

Top Contributors
↑	Meta Platforms Inc.
↑	Applied Materials Inc.
↑	United Therapeutics Corp.
↑	American International Group
↑	Qualcomm Inc.

Top Detractors
↓	Broadcom Inc.
↓	Apple Inc.
↓	Micron Technology Inc.
↓	Nvidia Corp.
↓	Eli Lilly & Co.
SGI US Large Cap Core ETF	PAGE 1	TSR-AR-74933W593

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/30/2023)
SGI US Large Cap Core ETF NAV	27.67	28.61
SGI US Large Cap Core ETF Market	27.72	28.63
S&P 500 Total Return Index	27.14	28.25
Russell 1000 Total Return Index	26.60	27.85
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$92,291,570
Number of Holdings	117
Net Advisory Fee	$795,489
Portfolio Turnover	225%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
Microsoft Corp.	6.2%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc.	4.7%
Apple, Inc.	4.2%
Meta Platforms, Inc.	4.1%
Mastercard, Inc.	3.5%
Allstate Corp., (The)	3.4%
QUALCOMM, Inc.	3.3%
Veeva Systems, Inc.	2.9%

Top Sectors	(% of net assets)
Technology	30.1%
Financial	18.4%
Consumer, Non-cyclical	18.5%
Communications	15.6%
Consumer, Cyclical	7.3%
Industrial	4.4%
Energy	1.2%
Utilities	1.1%
Basic Materials	0.9%
Cash & Other	2.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/
SGI US Large Cap Core ETF	PAGE 2	TSR-AR-74933W593

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI US Large Cap Core ETF	PAGE 3	TSR-AR-74933W593

SGI Dynamic Tactical ETF
DYTA (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the SGI Dynamic Tactical ETF (the “Fund”)  for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI Dynamic Tactical ETF	$104	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2024, the Fund delivered a net return of 18.75%, underperforming its benchmark, the S&P 500 Total Return index, which returned 27.14%. On an absolute basis, strategic allocations to the US Large Cap Core, Invesco QQQ Trust, MSCI US Minimum Volatility, and Schwab Dividend Equity Funds contributed 17.67% to the Fund’s performance. Our timing in US Small Cap was mixed—negative in the early part of the year but positive later, resulting in a net contribution of 0.43%. The remaining gains were achieved by effectively managing fixed income duration risk, capitalizing on the reversal in interest rates over the year.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs. The fixed income market saw significant volatility, with the benchmark US 10-Year Treasury rate reaching a peak of 5% before settling below 4%.
The broad-based index may not necessarily reflect an accurate description of the underlying holdings found in the Fund.

Top Contributors
↑	SGI US Large Cap Core
↑	Invesco QQQ Trust
↑	iShares MSCI US Min Vol
↑	Vanguard US Small Cap
↑	Schwab Dividend Equity

Top Detractors
↓	iShares Core S&P Small Cap
↓	SPDR S&P 500 ETF
↓	iShares MSCI US Small Cap
↓	Invesco Opt Yield Divers
↓	SPDR Long Term Treasury
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
SGI Dynamic Tactical ETF	PAGE 1	TSR-AR-74933W577

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/29/2023)
SGI Dynamic Tactical ETF NAV	18.75	15.89
SGI Dynamic Tactical ETF Market	18.25	15.79
S&P 500 Total Return Index**	27.14	28.72
Composite Index	21.97	22.28
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the S&P 500 Total Return Index replaced the Composite Index as the Fund’s primary benchmark to represent a broad-based securities market index.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$59,608,737
Number of Holdings	8
Net Advisory Fee	$797,772
Portfolio Turnover	167%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
SGI U.S. Large Cap Core ETF	35.4%
iShares Core U.S. Aggregate Bond ETF	20.3%
iShares MSCI USA Min Vol Factor ETF	10.1%
SGI Enhanced Nasdaq-100 ETF	8.8%
Schwab US Dividend Equity ETF	8.1%
Vanguard Small-Cap ETF	7.1%
iShares Core MSCI EAFE ETF	5.1%
PGIM Ultra Short Bond ETF	4.8%

Top Sectors	(% of net assets)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/
SGI Dynamic Tactical ETF	PAGE 2	TSR-AR-74933W577

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Dynamic Tactical ETF	PAGE 3	TSR-AR-74933W577

SGI U.S. Large Cap Equity Fund
Class I | SILVX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”)  for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	0.98%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2024, net of fees, the Fund returned 26.51% underperforming its benchmark, the S&P 500 Total Return Index, which returned 27.14%. The Fund significantly outperformed its secondary benchmark, the S&P 500 Low Volatility Index, which returned 19.14%.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
WHAT WERE THE TOP CONTRIBUTORS AND DETRACTORS?
Active management meaningfully contributed to outperformance with strong stock selection as the primary reason. The most contributing sectors to performance were Health Care and Information Technology. Strong stock selection in the Financials and Consumer Discretionary sectors also benefited relative performance. The most detracting sector was Industrials, which was hurt by both an average underweight allocation and underperforming stock selection. The second worst contributing sector was Energy, which was hurt by both an average overweight allocation and underperforming stock selection.

Top Contributors
↑	United Therapeutics Corp.
↑	Progressive Corp.
↑	DR Horton Inc.
↑	GoDaddy Inc. - Class A
↑	Regeneron Pharmaceuticals

Top Detractors
↓	Republic Services Inc.
↓	United Airlines Holdings Inc.
↓	Kellanova
↓	Waste Management Inc.
↓	Berkshire Hathaway Inc.
SGI U.S. Large Cap Equity Fund	PAGE 1	TSR-AR-74925K524

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	26.51	9.51	10.37
S&P 500 Total Return Index**	27.14	15.92	12.98
S&P 500 Low Volatility Index	19.14	7.17	9.89
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the S&P 500 Total Return Index replaced the S&P 500 Low Volatility Index as the Fund’s primary benchmark to represent a broad-based securities market index.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$232,958,382
Number of Holdings	93
Net Advisory Fee	$1,852,151
Portfolio Turnover	194%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
United Therapeutics Corp.	3.9%
Progressive Corp.	3.9%
Everest Group Ltd.	3.6%
Automatic Data Processing, Inc.	3.3%
Colgate-Palmolive Co.	3.3%
Owens Corning	3.2%
Elevance Health, Inc.	3.1%
Regeneron Pharmaceuticals, Inc.	3.1%
Alphabet, Inc.	3.1%
Cardinal Health, Inc.	2.7%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	33.4%
Financial	17.4%
Industrial	11.6%
Communications	11.5%
Consumer, Cyclical	8.1%
Technology	7.7%
Utilities	3.9%
Energy	3.0%
Basic Materials	1.6%
Cash & Other	1.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/
SGI U.S. Large Cap Equity Fund	PAGE 2	TSR-AR-74925K524

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI U.S. Large Cap Equity Fund	PAGE 3	TSR-AR-74925K524

SGI U.S. Large Cap Equity Fund
Class A | LVOLX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”)  for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.22%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2024, net of fees, the Fund returned 26.19% underperforming its benchmark, the S&P 500 Total Return Index, which returned 27.14%. The Fund significantly outperformed its secondary benchmark, the S&P 500 Low Volatility Index, which returned 19.14%.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
WHAT WERE THE TOP CONTRIBUTORS AND DETRACTORS?
Active management meaningfully contributed to outperformance with strong stock selection as the primary reason. The most contributing sectors to performance were Health Care and Information Technology. Strong stock selection in the Financials and Consumer Discretionary sectors also benefited relative performance. The most detracting sector was Industrials, which was hurt by both an average underweight allocation and underperforming stock selection. The second worst contributing sector was Energy, which was hurt by both an average overweight allocation and underperforming stock selection.

Top Contributors
↑	United Therapeutics Corp.
↑	Progressive Corp.
↑	DR Horton Inc.
↑	GoDaddy Inc. - Class A
↑	Regeneron Pharmaceuticals

Top Detractors
↓	Republic Services Inc.
↓	United Airlines Holdings Inc.
↓	Kellanova
↓	Waste Management Inc.
↓	Berkshire Hathaway Inc.
SGI U.S. Large Cap Equity Fund	PAGE 1	TSR-AR-74925K516

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/29/2015)
Class A (without sales charge)	26.19	9.23	10.14
Class A (with sales charge)	19.56	8.07	9.48
S&P 500 Total Return Index**	27.14	15.92	13.95
S&P 500 Low Volatility Index	19.14	7.17	9.76
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the S&P 500 Total Return Index replaced the S&P 500 Low Volatility Index as the Fund’s primary benchmark to represent a broad-based securities market index.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$232,958,382
Number of Holdings	93
Net Advisory Fee	$1,852,151
Portfolio Turnover	194%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
United Therapeutics Corp.	3.9%
Progressive Corp.	3.9%
Everest Group Ltd.	3.6%
Automatic Data Processing, Inc.	3.3%
Colgate-Palmolive Co.	3.3%
Owens Corning	3.2%
Elevance Health, Inc.	3.1%
Regeneron Pharmaceuticals, Inc.	3.1%
Alphabet, Inc.	3.1%
Cardinal Health, Inc.	2.7%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	33.4%
Financial	17.4%
Industrial	11.6%
Communications	11.5%
Consumer, Cyclical	8.1%
Technology	7.7%
Utilities	3.9%
Energy	3.0%
Basic Materials	1.6%
Cash & Other	1.8%
SGI U.S. Large Cap Equity Fund	PAGE 2	TSR-AR-74925K516

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI U.S. Large Cap Equity Fund	PAGE 3	TSR-AR-74925K516

SGI U.S. Large Cap Equity Fund
Class C | SGICX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”)  for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$222	1.97%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2024, net of fees, the Fund returned 25.23% underperforming its benchmark, the S&P 500 Total Return Index, which returned 27.14%. The Fund significantly outperformed its secondary benchmark, the S&P 500 Low Volatility Index, which returned 19.14%.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
WHAT WERE THE TOP CONTRIBUTORS AND DETRACTORS?
Active management meaningfully contributed to outperformance with strong stock selection as the primary reason. The most contributing sectors to performance were Health Care and Information Technology. Strong stock selection in the Financials and Consumer Discretionary sectors also benefited relative performance. The most detracting sector was Industrials, which was hurt by both an average underweight allocation and underperforming stock selection. The second worst contributing sector was Energy, which was hurt by both an average overweight allocation and underperforming stock selection.

Top Contributors
↑	United Therapeutics Corp.
↑	Progressive Corp.
↑	DR Horton Inc.
↑	GoDaddy Inc. - Class A
↑	Regeneron Pharmaceuticals

Top Detractors
↓	Republic Services Inc.
↓	United Airlines Holdings Inc.
↓	Kellanova
↓	Waste Management Inc.
↓	Berkshire Hathaway Inc.
SGI U.S. Large Cap Equity Fund	PAGE 1	TSR-AR-74925K284

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2015)
Class C (without sales charge)	25.23	8.52	9.68
S&P 500 Total Return Index**	27.14	15.92	14.48
S&P 500 Low Volatility Index	19.14	7.17	9.93
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the S&P 500 Total Return Index replaced the S&P 500 Low Volatility Index as the Fund’s primary benchmark to represent a broad-based securities market index.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$232,958,382
Number of Holdings	93
Net Advisory Fee	$1,852,151
Portfolio Turnover	194%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
United Therapeutics Corp.	3.9%
Progressive Corp.	3.9%
Everest Group Ltd.	3.6%
Automatic Data Processing, Inc.	3.3%
Colgate-Palmolive Co.	3.3%
Owens Corning	3.2%
Elevance Health, Inc.	3.1%
Regeneron Pharmaceuticals, Inc.	3.1%
Alphabet, Inc.	3.1%
Cardinal Health, Inc.	2.7%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	33.4%
Financial	17.4%
Industrial	11.6%
Communications	11.5%
Consumer, Cyclical	8.1%
Technology	7.7%
Utilities	3.9%
Energy	3.0%
Basic Materials	1.6%
Cash & Other	1.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/
SGI U.S. Large Cap Equity Fund	PAGE 2	TSR-AR-74925K284

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI U.S. Large Cap Equity Fund	PAGE 3	TSR-AR-74925K284

SGI Global Equity Fund
Class I | SGLIX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the SGI Global Equity Fund (the “Fund”)  for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.84%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2024, net of fees, the Fund returned 19.84% underperforming its benchmark, the S&P 500 Broad Market Index, which returned 22.97%.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
WHAT WERE THE TOP CONTRIBUTORS AND DETRACTORS?
Active management meaningfully contributed to performance with strong stock selection as the primary reason. The most contributing sectors to performance were Consumer Staples and Financials. Strong stock selection in the Health Care and Industrials sectors also benefited relative performance. The most detracting sector was Consumer Discretionary, which was hurt by both an average overweight allocation and underperforming stock selection. The second worst contributing sector was Energy, which was hurt by both an average underweight allocation and underperforming stock selection.

Top Contributors
↑	Commvault Systems Inc.
↑	Enova International Inc.
↑	M/I Homes Inc.
↑	Eagle Materials Inc.
↑	Matson Inc.

Top Detractors
↓	Incyte Corp.
↓	Waste Management Inc.
↓	Motorola Solutions Inc.
↓	Republic Services Inc.
↓	Eli Lilly & Co.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
SGI Global Equity Fund	PAGE 1	TSR-AR-74925K417

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	19.84	7.23	7.10
S&P Global Broad Market Index**	22.97	12.08	8.95
MSCI ACWI Net Total Return Index (USD)	23.44	12.14	8.78
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the S&P Global Broad Market Index replaced the MSCI ACWI Index as the Fund’s primary benchmark to represent a broad-based securities market index.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$108,187,210
Number of Holdings	94
Net Advisory Fee	$646,296
Portfolio Turnover	102%
30-Day SEC Yield	1.23%
30-Day SEC Yield Unsubsidized	0.90%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
Progressive Corp.	3.9%
Colgate-Palmolive Co.	3.7%
Takeda Pharmaceutical Co. Ltd.	3.3%
Rio Tinto PLC	2.8%
Coca-Cola Co.	2.7%
United Therapeutics Corp.	2.7%
Microsoft Corp.	2.6%
Kroger Co., (The)	2.6%
Lockheed Martin Corp.	2.3%
McKesson Corp.	2.2%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	36.4%
Financial	19.3%
Communications	9.7%
Industrial	9.2%
Technology	7.7%
Consumer, Cyclical	7.2%
Basic Materials	3.2%
Utilities	2.5%
Energy	1.8%
Cash & Other	3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/
SGI Global Equity Fund	PAGE 2	TSR-AR-74925K417

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Global Equity Fund	PAGE 3	TSR-AR-74925K417

SGI Small Cap Core Fund
Class I | BOGIX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the SGI Small Cap Core Fund (the “Fund”)  for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$134	1.23%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2024, net of fees, the Fund returned 17.38% underperforming its benchmark, Russell 3000 Index, which returned 26.14%. The Fund also slightly underperformed its secondary benchmark, Russell 2000 Index, which returned 18.47%.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
WHAT WERE THE TOP CONTRIBUTORS AND DETRACTORS?
The sector contributing the most to performance was Consumer Discretionary sector, with strong stock selection benefiting relative performance. However, the biggest detractor was the Information Technology sector, where both an average underweight allocation and underperforming stock selection negatively impacted performance. The second largest detractor was the Materials sector, which also suffered from an average overweight allocation and underperforming stock selection.
The broad-based index may not necessarily reflect an accurate description of the underlying holdings found in the Fund.

Top Contributors
↑	Commvault Systems Inc.
↑	Enova International Inc.
↑	M/I Homes Inc.
↑	Eagle Materials Inc.
↑	Matson Inc.

Top Detractors
↓	Super Micro Computer Inc.
↓	Par Pacific Holdings Inc.
↓	Omnicell Inc.
↓	Titan Machinery Inc.
↓	Allegiant Travel Co.
SGI Small Cap Core Fund	PAGE 1	TSR-AR-749255188

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	17.38	12.76	7.71
Russell 3000 Index**	26.14	15.19	12.36
Russell 2000 Index	18.47	9.68	8.03
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000 Index replaced the Russell 2000 Index as the Fund’s primary benchmark to represent a broad-based securities market index.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$124,720,143
Number of Holdings	190
Net Advisory Fee	$1,092,436
Portfolio Turnover	211%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
OFG Bancorp	1.2%
Catalyst Pharmaceuticals Partners, Inc.	1.2%
Sylvamo Corp.	1.2%
NMI Holdings, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Pilgrim’s Pride Corp.	1.2%
Mueller Water Products, Inc.	1.2%
Korn/Ferry International	1.2%
Taylor Morrison Home Corp.	1.2%
Essent Group Ltd.	1.2%

Top Sectors	(% of net assets)
Financial	21.9%
Industrial	21.5%
Consumer, Non-cyclical	20.3%
Consumer, Cyclical	18.1%
Technology	7.3%
Energy	2.7%
Utilities	2.7%
Basic Materials	2.2%
Communications	1.1%
Cash & Other	2.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/
SGI Small Cap Core Fund	PAGE 2	TSR-AR-749255188

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Small Cap Core Fund	PAGE 3	TSR-AR-749255188

SGI Peak Growth Fund
Class I | SGPKX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the SGI Peak Growth Fund (the “Fund”)  for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$143	1.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2024, net of fees, the Fund returned 19.25% underperforming its benchmark, the S&P 500 Total Return Index, which returned 27.14%. On an absolute basis, strategic allocations to SGI US Large Cap Equity Fund, SGI Global Equity Fund, SGI Small Cap Core Fund, and SGI US Large Cap Core ETF contributed 17.19% to the Fund’s performance.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
WHAT WERE THE TOP CONTRIBUTORS AND DETRACTORS?
Overweight exposure to equities and underweight exposure to fixed income benefited performance the most. Factors that contributed least to relative performance were exposure to non-US, emerging markets, and small cap stocks.

Top Contributors
↑	SGI US Large Cap Equity
↑	SGI Global Equity Fund
↑	SGI Small Cap Core Fund
↑	SGI US Large Cap Core ETF
↑	SGI Dynamic Tactical ETF

Top Detractors
↓	US Dollar Cash Holdings
↓	SGI Enhanced Core ETF
↓	iShares Core MSCI Emerging
↓	iShares Core MSCI EAFE ETF
↓	SGI Small Cap Equity Fund
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
SGI Peak Growth Fund	PAGE 1	TSR-AR-74933W783

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/08/2020)
Class I (without sales charge)	19.25	8.53
S&P 500 Total Return Index	27.14	15.89
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$28,007,183
Number of Holdings	7
Net Advisory Fee	$175,697
Portfolio Turnover	44%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
SGI U.S. Large Cap Equity Fund	29.5%
SGI Small Cap Core Fund	17.3%
SGI Enhanced Global Income ETF	14.8%
SGI Global Equity Fund	14.1%
SGI U.S. Large Cap Core ETF	12.9%
SGI Dynamic Tactical ETF	9.7%
SGI Enhanced Core ETF	1.0%

Top Sectors	(% of net assets)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Peak Growth Fund	PAGE 2	TSR-AR-74933W783

SGI Prudent Growth Fund
Class I | SGPGX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the SGI Prudent Growth Fund (the “Fund”)  for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$142	1.31%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ending August 31, 2024, net of fees, the Fund returned 16.62% underperforming its benchmark, the S&P 500 Total Return Index, which returned 27.14%. On an absolute basis, strategic allocations to SGI US Large Cap Equity Fund, SGI Global Equity Fund, SGI Large Cap Core ETF, and SGI Dynamic Tactical ETF contributed 13.47% to the fund’s performance.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
WHAT WERE THE TOP CONTRIBUTORS AND DETRACTORS?
Overweight exposure to equities and underweight exposure to fixed income benefited performance the most. Factors that contributed least to relative performance were exposure to bond funds, and small cap stocks.
The broad-based index may not necessarily reflect an accurate description of the underlying holdings found in the Fund.

Top Contributors
↑	SGI US Large Cap Equity Fund
↑	SGI Global Equity Fund
↑	SGI US Large Cap Core ETF
↑	SGI Dynamic Tactical ETF
↑	SGI Small Cap Core Fund

Top Detractors
↓	US Dollar Cash Holdings
↓	PGIM Ultra Short Bond ETF
↓	iShares IBOXX High Yield ETF
↓	iShares 20+ Year Treasury
↓	SGI US Small Cap Equity Fund
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
SGI Prudent Growth Fund	PAGE 1	TSR-AR-74933W775

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/08/2020)
Class I (without sales charge)	16.62	5.84
S&P 500 Total Return Index	27.14	15.89
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$26,929,138
Number of Holdings	10
Net Advisory Fee	$179,498
Portfolio Turnover	61%
30-Day SEC Yield	0.48%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
SGI U.S. Large Cap Equity Fund	30.3%
iShares Core U.S. Aggregate Bond ETF	9.4%
SGI Enhanced Global Income ETF	9.0%
SGI Global Equity Fund	8.9%
SGI U.S. Large Cap Core ETF	8.9%
SGI Enhanced Core ETF	8.5%
SGI Small Cap Core Fund	8.0%
SGI Dynamic Tactical ETF	4.9%
iShares iBoxx $ High Yield Corporate Bond ETF	4.8%
iShares 20+ Year Treasury Bond ETF	4.7%

Top Sectors	(% of net assets)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/
SGI Prudent Growth Fund	PAGE 2	TSR-AR-74933W775

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Prudent Growth Fund	PAGE 3	TSR-AR-74933W775

SGI Enhanced Core ETF
USDX (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the SGI Enhanced Core ETF (the “Fund”)  for the period of February 28, 2024 to August 31, 2024. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI Enhanced Core ETF	$51*	0.99%
*	Amount shown reflects the expense of the Fund from inception date through August 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception, February 28, 2024, to the end of the fiscal year, August 31, 2024, net of fees, the Fund returned 4.10% slightly underperforming its benchmark, the S&P U.S. Aggregate Bond Index, which returned 4.84%. The Fund’s total gross return was 4.59%, which is composed of money market yield and options return. Of the 4.59% gross return, 2.03% can be attributed to the options yield, and the remaining 2.56% can be attributed to the money market yield.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
The broad-based index may not necessarily reflect an accurate description of the underlying holdings found in the Fund.

Top Contributors
↑	Money Market Yield
↑	Options Yield
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
SGI Enhanced Core ETF	PAGE 1	TSR-AR-74933W254

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/28/2024)
SGI Enhanced Core ETF NAV	4.10
SGI Enhanced Core ETF Market	4.11
S&P U.S. Aggregate Bond Index**	4.84
S&P 500 Total Return Index	12.20
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the S&P U.S. Aggregate Bond Index replaced the S&P 500 Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$129,257,035
Number of Holdings	14
Net Advisory Fee	$405,684
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
Vanguard Treasury Money Market Fund	18.9%
Vanguard Federal Money Market Fund	18.9%
PIMCO Government Money Market Fund	16.6%
Fidelity Government Cash Reserves	16.6%
First American Government Obligations Fund	2.0%
T Rowe Price US Treasury Money Fund, Inc.	0.0%
JPMorgan Liquid Assets Money Market Fund	0.0%
S&P 500 Index	0.0%

Top Sectors	(% of net assets)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Enhanced Core ETF	PAGE 2	TSR-AR-74933W254

SGI Enhanced Global Income ETF
GINX (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the SGI Enhanced Global Income ETF (the “Fund”)  for the period of February 28, 2024 to August 31, 2024. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI Enhanced Global Income ETF	$60[1]	1.14%
1	Amount shown reflects the expense of the Fund from inception date through August 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception, February 28, 2024, to the end of the fiscal year, August 31, 2024, net of fees, the Fund returned 8.01% underperforming its benchmark, the S&P Global Broad Market Index, which returned 10.89%. The Fund’s total gross return was 8.32%, which is composed of equities return and options return. Of the 8.32% gross return, 1.11% can be attributed to the options yield, and the remaining 7.21% can be attributed to the equities return.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
WHAT WERE THE TOP CONTRIBUTORS AND DETRACTORS?
Stock selection and sector allocations both detracted from relative performance during the period. Strong stock selection in the Consumer Discretionary and Financials sectors contributed the most to relative returns. Communication Services was the largest detracting sector affected by weak stock selection. A significant underweight exposure to the Information Technology sector further impacted performance negatively. A significant overweight exposure to the Energy sector also hurt relative performance.

Top Contributors
↑	Shinhan Financial Group - ADR
↑	Unitedhealth Group Inc.
↑	Infosys Ltd-SP ADR
↑	Novo-Nordisk A/S-Spons ADR
↑	TJX Companies Inc.

Top Detractors
↓	Nvidia Corp.
↓	Telkom Indonesia Persero - ADR
↓	TIM SA-ADR
↓	Coca-Cola Femsa SAB-SP ADR
↓	Micron Technology Inc.
SGI Enhanced Global Income ETF	PAGE 1	TSR-AR-74933W262

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/28/2024)
SGI Enhanced Global Income ETF NAV	8.01
SGI Enhanced Global Income ETF Market	7.69
S&P Global Broad Market Index**	10.89
S&P 500 Total Return Index	12.20
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the S&P Global Broad Market Index replaced the S&P 500 Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$68,238,628
Number of Holdings	85
Net Advisory Fee	$261,368
Portfolio Turnover	158%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
Eli Lilly & Co.	3.9%
Meta Platforms, Inc.	3.9%
Apple, Inc.	3.7%
Rio Tinto PLC	3.3%
Novo Nordisk AS	3.2%
Alphabet, Inc.	3.1%
Equinor ASA	2.9%
Microsoft Corp.	2.8%
Bancolombia SA	2.6%
Shinhan Financial Group Co. Ltd.	2.4%

Top Sectors	(% of net assets)
Financial	19.7%
Technology	19.0%
Consumer, Non-cyclical	15.8%
Communications	15.0%
Industrial	9.2%
Energy	7.8%
Consumer, Cyclical	4.8%
Utilities	3.4%
Basic Materials	3.3%
Cash & Other	2.0%
SGI Enhanced Global Income ETF	PAGE 2	TSR-AR-74933W262

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Enhanced Global Income ETF	PAGE 3	TSR-AR-74933W262

SGI Enhanced Nasdaq-100 ETF
QXQ (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the SGI Enhanced Nasdaq-100 ETF (the “Fund”)  for the period of June 13, 2024 to August 31, 2024. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI Enhanced Nasdaq-100 ETF	$26*	1.18%
*	Amount shown reflects the expense of the Fund from inception date through August 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception, June 13, 2024, to the end of the fiscal year, August 31, 2024, net of fees, the Fund returned 1.70% underperforming its benchmark, the S&P 500 Total Return Index. The Fund outperformed its secondary benchmark, the Nasdaq-100 Index, which returned 0.15%. The Fund’s total gross return was 1.88%, which is composed of futures return and options return. Of the 1.88% gross return, 0.81% can be attributed to the options yield, and the remaining 1.07% can be attributed to the futures return.
WHAT FACTORS INFLUENCED PERFORMANCE?
To crush skyrocketing inflation, the Federal Reserve raised the fed funds rate a significant 5.25% during a 16-month period from March 2022 through July 2023. This approach was effective and all key U.S. inflation indicators fell during the fiscal year. As a result, the Federal Reserve signaled no further rate increases and the possibility of upcoming rate cuts. This sparked a strong rally in equities and risk assets in general. Growth stocks, particularly semiconductor and AI related stocks, had tremendous performance. Broad market indices of international stocks also performed well, however, U.S market indices performed even better with many reaching all-time highs.
The broad-based index may not necessarily reflect an accurate description of the underlying holdings found in the Fund.

Top Contributors
↑	Futures Returns
↑	Options Yield
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
SGI Enhanced Nasdaq-100 ETF	PAGE 1	TSR-AR-74933W239

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/13/2024)
SGI Enhanced Nasdaq-100 ETF NAV	1.70
SGI Enhanced Nasdaq-100 ETF Market	1.76
S&P 500 Total Return Index	4.25
NASDAQ 100 Index	0.15
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$10,553,512
Number of Holdings	5
Net Advisory Fee	$15,052
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of net assets)
First American Government Obligations Fund	4.7%
S&P 500 Index	0.0%
Micro E-Mini Nasdaq 100 Future Sept 2024	0.0%
Nasdaq 100 Index	-0.9%

Top Sectors	(% of net assets)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Enhanced Nasdaq-100 ETF	PAGE 2	TSR-AR-74933W239

US Treasury 3 Month Bill ETF
TBIL (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the US Treasury 3 Month Bill ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/tbil/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 3 Month Bill ETF	$15	0.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA US 3-Month Treasury Bill Index (the “Index”). The Fund delivered competitive returns for the year, with 5.37% compared to the Index’s 5.51%. Dividends represented the majority of the returns, with the price only improving by 0.28% for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/08/2022)
US Treasury 3 Month Bill ETF NAV	5.37	4.83
US Treasury 3 Month Bill ETF Market	5.27	4.82
ICE US Treasury Core Bond Index	6.01	0.82
ICE BofA 3 Month Treasury Bill	5.51	4.80
Visit https://www.ustreasuryetf.com/etf/tbil/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
US Treasury 3 Month Bill ETF	PAGE 1	TSR-AR-74933W452

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$4,104,507,086
Number of Holdings	2
Net Advisory Fee	$4,625,006
Portfolio Turnover	0%
30-Day SEC Yield	4.77%
30-Day SEC Yield Unsubsidized	4.77%
Visit https://www.ustreasuryetf.com/etf/tbil/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/tbil/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments or your financial intermediary.
US Treasury 3 Month Bill ETF	PAGE 2	TSR-AR-74933W452

US Treasury 6 Month Bill ETF
XBIL (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the US Treasury 6 Month Bill ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/xbil/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 6 Month Bill ETF	$15	0.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA US 6-Month Treasury Bill Index (the “Index”). The Fund delivered competitive returns for the year, with 5.48% compared to the Index’s 5.66%. Dividends represented the majority of the return, with the price only improving by 0.44% for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/07/2023)
US Treasury 6 Month Bill ETF NAV	5.48	5.28
US Treasury 6 Month Bill ETF Market	5.41	5.28
ICE US Treasury Core Bond Index	6.01	4.65
ICE BofA 6-Month US Treasury Bill Total Return Index	5.66	5.46
Visit https://www.ustreasuryetf.com/etf/xbil/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
US Treasury 6 Month Bill ETF	PAGE 1	TSR-AR-74933W460

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$598,493,825
Number of Holdings	2
Net Advisory Fee	$800,012
Portfolio Turnover	0%
30-Day SEC Yield	4.54%
30-Day SEC Yield Unsubsidized	4.54%
Visit https://www.ustreasuryetf.com/etf/xbil/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/xbil/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments or your financial intermediary.
US Treasury 6 Month Bill ETF	PAGE 2	TSR-AR-74933W460

US Treasury 12 Month Bill ETF
OBIL (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the US Treasury 12 Month Bill ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/obil/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 12 Month Bill ETF	$15	0.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA US 1-Year Treasury Bill Index (the “Index”). The Fund delivered competitive returns for the year, with 5.58% compared to the Index’s 5.61%. Dividends represented the majority of the returns, with the price only improving by 0.79% for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/15/2022)
US Treasury 12 Month Bill ETF NAV	5.58	4.79
US Treasury 12 Month Bill ETF Market	5.54	4.80
ICE US Treasury Core Bond Index	6.01	4.30
ICE BofA US 1-Year Treasury Bill Total Return Index	5.61	4.89
Visit https://www.ustreasuryetf.com/etf/obil/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
US Treasury 12 Month Bill ETF	PAGE 1	TSR-AR-74933W478

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$237,097,582
Number of Holdings	2
Net Advisory Fee	$310,472
Portfolio Turnover	0%
30-Day SEC Yield	4.29%
30-Day SEC Yield Unsubsidized	4.29%
Visit https://www.ustreasuryetf.com/etf/obil/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/obil/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments or your financial intermediary.
US Treasury 12 Month Bill ETF	PAGE 2	TSR-AR-74933W478

US Treasury 2 Year Note ETF
UTWO (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the US Treasury 2 Year Note ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/utwo/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 2 Year Note ETF	$15	0.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 2-Year US Treasury Index (the “Index”). The Fund delivered competitive returns for the year, with 5.54% compared to the Index’s 5.56%. Dividends represented the majority of the return, with the price only improving by 1.20% for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
US Treasury 2 Year Note ETF NAV	5.54	2.74
US Treasury 2 Year Note ETF Market	5.51	2.75
ICE US Treasury Core Bond Index	6.01	0.82
ICE BofA U.S. Treasury Current 2 Yr TR	5.56	2.74
Visit https://www.ustreasuryetf.com/etf/utwo/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
US Treasury 2 Year Note ETF	PAGE 1	TSR-AR-74933W486

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$452,474,166
Number of Holdings	1
Net Advisory Fee	$545,743
Portfolio Turnover	1091%
30-Day SEC Yield	3.86%
30-Day SEC Yield Unsubsidized	3.86%
Visit https://www.ustreasuryetf.com/etf/utwo/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.6%

Top Sectors	(% of Net Assets)
Government	99.6%
Cash & Other	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/utwo/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments or your financial intermediary.
US Treasury 2 Year Note ETF	PAGE 2	TSR-AR-74933W486

US Treasury 3 Year Note ETF
UTRE (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the US Treasury 3 Year Note ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/utre/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 3 Year Note ETF	$15	0.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 3-Year US Treasury Index (the “Index”). The Fund delivered competitive returns for the year, with 5.82% compared to the Index’s 5.93%. Dividends represented the majority of the return, with the price only improving by 1.81% for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/28/2023)
US Treasury 3 Year Note ETF NAV	5.82	3.56
US Treasury 3 Year Note ETF Market	5.78	3.56
ICE US Treasury Core Bond Index	6.01	2.82
ICE BofA Current 3-Year US Treasury Total Return Index	5.93	3.64
Visit https://www.ustreasuryetf.com/etf/utre/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
US Treasury 3 Year Note ETF	PAGE 1	TSR-AR-74933W494

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$7,454,545
Number of Holdings	1
Net Advisory Fee	$8,651
Portfolio Turnover	905%
30-Day SEC Yield	3.55%
30-Day SEC Yield Unsubsidized	3.55%
Visit https://www.ustreasuryetf.com/etf/utre/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/utre/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments or your financial intermediary.
US Treasury 3 Year Note ETF	PAGE 2	TSR-AR-74933W494

US Treasury 5 Year Note ETF
UFIV (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the US Treasury 5 Year Note ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/ufiv/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 5 Year Note ETF	$15	0.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 5-Year US Treasury Index (the “Index”). The Fund delivered competitive returns for the year, with 6.06% compared to the Index’s 6.20%. Dividends represented the majority of the return, with the price only improving by 2.21% for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/28/2023)
US Treasury 5 Year Note ETF NAV	6.06	2.97
US Treasury 5 Year Note ETF Market	5.97	2.95
ICE US Treasury Core Bond Index	6.01	2.82
ICE BofA Current 5-Year US Treasury Total Return Index	6.20	3.09
Visit https://www.ustreasuryetf.com/etf/ufiv/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
US Treasury 5 Year Note ETF	PAGE 1	TSR-AR-74933W510

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$24,208,442
Number of Holdings	1
Net Advisory Fee	$21,494
Portfolio Turnover	1036%
30-Day SEC Yield	3.35%
30-Day SEC Yield Unsubsidized	3.35%
Visit https://www.ustreasuryetf.com/etf/ufiv/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.6%

Top Sectors	(% of Net Assets)
Government	99.6%
Cash & Other	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/ufiv/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments or your financial intermediary.
US Treasury 5 Year Note ETF	PAGE 2	TSR-AR-74933W510

US Treasury 7 Year Note ETF
USVN (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the US Treasury 7 Year Note ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/usvn/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 7 Year Note ETF	$15	0.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 7-Year US Treasury Index (the “Index”). The Fund performed well for the year, returning 6.15% versus the Index at 6.06%. Dividends represented the majority of the returns, with the price only improving by 2.52% for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/28/2023)
US Treasury 7 Year Note ETF NAV	6.15	2.37
US Treasury 7 Year Note ETF Market	6.11	2.37
ICE US Treasury Core Bond Index	6.01	2.82
ICE BofA Current 7-Year US Treasury Total Return Index	6.06	2.39
Visit https://www.ustreasuryetf.com/etf/usvn/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
US Treasury 7 Year Note ETF	PAGE 1	TSR-AR-74933W528

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$5,391,694
Number of Holdings	1
Net Advisory Fee	$6,540
Portfolio Turnover	1064%
30-Day SEC Yield	3.42%
30-Day SEC Yield Unsubsidized	3.42%
Visit https://www.ustreasuryetf.com/etf/usvn/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.5%

Top Sectors	(% of Net Assets)
Government	99.5%
Cash & Other	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/usvn/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments or your financial intermediary.
US Treasury 7 Year Note ETF	PAGE 2	TSR-AR-74933W528

US Treasury 10 Year Note ETF
UTEN (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the US Treasury 10 Year Note ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/uten/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 10 Year Note ETF	$15	0.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 10-Year US Treasury Index (the “Index”). The Fund delivered competitive returns for the year, with 5.15% compared to the Index’s 5.26%. Dividends represented the majority of the return, with the price only improving by 2.02% for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
US Treasury 10 Year Note ETF NAV	5.15	-1.45
US Treasury 10 Year Note ETF Market	5.12	-1.43
ICE US Treasury Core Bond Index	6.01	0.82
ICE BofA Current 10-Year US Treasury Total Return Index	5.26	-1.31
Visit https://www.ustreasuryetf.com/etf/uten/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
US Treasury 10 Year Note ETF	PAGE 1	TSR-AR-74933W536

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$156,974,726
Number of Holdings	1
Net Advisory Fee	$168,751
Portfolio Turnover	317%
30-Day SEC Yield	3.64%
30-Day SEC Yield Unsubsidized	3.64%
Visit https://www.ustreasuryetf.com/etf/uten/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/uten/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments or your financial intermediary.
US Treasury 10 Year Note ETF	PAGE 2	TSR-AR-74933W536

US Treasury 20 Year Bond ETF
UTWY (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the US Treasury 20 Year Bond ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/utwy/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 20 Year Bond ETF	$15	0.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 20-Year US Treasury Index (the “Index”). The Fund delivered competitive returns for the year, with 4.47% compared to the Index’s 4.53%. Dividends represented the majority of the return, with the price only improving by 1.38% for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/28/2023)
US Treasury 20 Year Bond ETF NAV	4.47	-0.60
US Treasury 20 Year Bond ETF Market	4.39	-0.61
ICE US Treasury Core Bond Index	6.01	2.82
ICE BofA Current 20-Year US Treasury Total Return Index	4.53	-0.55
Visit https://www.ustreasuryetf.com/etf/utwy/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
US Treasury 20 Year Bond ETF	PAGE 1	TSR-AR-74933W544

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$26,249,570
Number of Holdings	2
Net Advisory Fee	$20,746
Portfolio Turnover	344%
30-Day SEC Yield	3.88%
30-Day SEC Yield Unsubsidized	3.88%
Visit https://www.ustreasuryetf.com/etf/utwy/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.7%
United States Treasury Bill	0.3%

Top Sectors	(% of Net Assets)
Government	99.7%
Cash & Other	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/utwy/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments or your financial intermediary.
US Treasury 20 Year Bond ETF	PAGE 2	TSR-AR-74933W544

US Treasury 30 Year Bond ETF
UTHY (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the US Treasury 30 Year Bond ETF (the “Fund”) for the period from September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/uthy/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury 30 Year Bond ETF	$15	0.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 30-Year US Treasury Index (the “Index”). The Fund performed well for the year, returning 3.59% versus the Index at 3.53%. Dividends represented the majority of the return, with the price only improving by 1.18% for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/28/2023)
US Treasury 30 Year Bond ETF NAV	3.59	-1.97
US Treasury 30 Year Bond ETF Market	3.61	-1.92
ICE US Treasury Core Bond Index	6.01	2.82
ICE BofA Current 30-Year US Treasury Total Return Index	3.53	-1.97
Visit https://www.ustreasuryetf.com/etf/uthy/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
US Treasury 30 Year Bond ETF	PAGE 1	TSR-AR-74933W551

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$17,954,668
Number of Holdings	2
Net Advisory Fee	$20,561
Portfolio Turnover	286%
30-Day SEC Yield	3.95%
30-Day SEC Yield Unsubsidized	3.95%
Visit https://www.ustreasuryetf.com/etf/uthy/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.4%
United States Treasury Bill	0.4%

Top Sectors	(% of Net Assets)
Government	99.4%
Cash & Other	0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ustreasuryetf.com/etf/uthy/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments or your financial intermediary.
US Treasury 30 Year Bond ETF	PAGE 2	TSR-AR-74933W551

F/m 2-Year Investment Grade Corporate Bond ETF
ZTWO (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the F/m 2-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from January 10, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.fminvest.com/etfs/us-credit-series/ztwo/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m 2-Year Investment Grade Corporate Bond ETF	$10*	0.15%
* Amount shown reflects the expenses of the Fund from inception date through 8/31/24. Expenses would be higher if the Fund had been in operations for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From the Fund inception date (January 10, 2024) to August 31, 2024, returns for the Fund closely tracked its expense-free target index.
The Fund seeks to track the investments of an index composed of U.S. dollar denominated, investment-grade corporate bonds, as represented by the ICE 2-Year US Target Maturity Corporate Index (the “2-Year Corporate Index”). The Fund invests in a representative sampling of securities included in the 2-Year Corporate Index that collectively has an investment profile similar to that of the 2-Year Corporate Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the 2-Year Corporate Index.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
F/m 2-Year Investment Grade Corporate Bond ETF	PAGE 1	TSR-AR-74933W429

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/10/2024)
F/m 2-Year Investment Grade Corporate Bond ETF NAV	3.96
F/m 2-Year Investment Grade Corporate Bond ETF Market	4.09
ICE BofA US Corporate Index	4.76
ICE 2-Year US Target Maturity Corporate Index	4.22
Visit https://www.fminvest.com/etfs/us-credit-series/ztwo/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$10,125,460
Number of Holdings	395
Net Advisory Fee	$9,200
Portfolio Turnover	110%
30-Day SEC Yield	4.67%
30-Day SEC Yield Unsubsidized	4.67%
Visit https://www.fminvest.com/etfs/us-credit-series/ztwo/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
Howmet Aerospace, Inc.	0.3%
Cisco Systems, Inc.	0.3%
BHP Billiton Finance USA Ltd.	0.3%
National Rural Utilities Cooperative Finance Corp.	0.3%
Texas Instruments, Inc.	0.3%
Vistra Operations Co. LLC	0.3%
Crown Castle, Inc.	0.3%
Starbucks Corp.	0.3%
Philip Morris International, Inc.	0.3%
John Deere Capital Corp.	0.3%

Top Sectors	(% of Net Assets)
Financials	32.1%
Industrials	9.5%
Technology	8.8%
Utilities	8.5%
Consumer Discretionary	7.9%
Consumer Staples	7.3%
Energy	7.2%
Health Care	6.7%
Materials	6.5%
Cash & Other	5.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/etfs/us-credit-series/ztwo/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments or your financial intermediary.
F/m 2-Year Investment Grade Corporate Bond ETF	PAGE 2	TSR-AR-74933W429

F/m 3-Year Investment Grade Corporate Bond ETF
ZTRE (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the F/m 3-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from January 10, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.fminvest.com/etfs/us-credit-series/ztre/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m 3-Year Investment Grade Corporate Bond ETF	$10*	0.15%
* Amount shown reflects the expenses of the Fund from inception date through 8/31/24. Expenses would be higher if the Fund had been in operations for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From the Fund inception date (January 10, 2024) to August 31, 2024, returns for the Fund closely tracked its expense-free target index.
The Fund seeks to track the investments of an index composed of U.S. dollar denominated, investment-grade corporate bonds, as represented by the ICE 3-Year US Target Maturity Corporate Index (the “3-Year Corporate Index”). The Fund invests in a representative sampling of securities included in the 3-Year Corporate Index that collectively has an investment profile similar to that of the 3-Year Corporate Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the 3-Year Corporate Index.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
F/m 3-Year Investment Grade Corporate Bond ETF	PAGE 1	TSR-AR-74933W395

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/10/2024)
F/m 3-Year Investment Grade Corporate Bond ETF NAV	4.41
F/m 3-Year Investment Grade Corporate Bond ETF Market	4.55
ICE BofA US Corporate Index	4.76
ICE 3-Year US Target Maturity Corporate Index	4.58
Visit https://www.fminvest.com/etfs/us-credit-series/ztre/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$22,377,312
Number of Holdings	401
Net Advisory Fee	$16,566
Portfolio Turnover	86%
30-Day SEC Yield	4.50%
30-Day SEC Yield Unsubsidized	4.50%
Visit https://www.fminvest.com/etfs/us-credit-series/ztre/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	0.4%
APA Infrastructure Ltd.	0.3%
Goldman Sachs BDC, Inc.	0.3%
Tapestry, Inc.	0.3%
Jefferies Financial Group, Inc.	0.3%
JPMorgan Chase & Co.	0.3%
Jabil, Inc.	0.3%
Nokia Oyj	0.3%
Santander Holdings USA, Inc.	0.3%
ONEOK, Inc.	0.3%

Top Sectors	(% of Net Assets)
Financials	28.9%
Industrials	9.7%
Energy	9.4%
Consumer Discretionary	8.8%
Utilities	8.5%
Health Care	8.4%
Consumer Staples	8.0%
Technology	7.4%
Materials	6.7%
Cash & Other	4.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/etfs/us-credit-series/ztre/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments or your financial intermediary.
F/m 3-Year Investment Grade Corporate Bond ETF	PAGE 2	TSR-AR-74933W395

F/m 10-Year Investment Grade Corporate Bond ETF
ZTEN (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the F/m 10-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from January 10, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.fminvest.com/etfs/us-credit-series/zten/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m 10-Year Investment Grade Corporate Bond ETF	$10*	0.15%
* Amount shown reflects the expenses of the Fund from inception date through 8/31/24. Expenses would be higher if the Fund had been in operations for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From the Fund inception date (January 10, 2024) to August 31, 2024, returns for the Fund closely tracked its expense-free target index.
The Fund seeks to track the investments of an index composed of U.S. dollar denominated, investment-grade corporate bonds, as represented by the ICE 10-Year US Target Maturity Corporate Index (the “10-Year Corporate Index”). The Fund invests in a representative sampling of securities included in the 10-Year Corporate Index that collectively has an investment profile similar to that of the 10-Year Corporate Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the 10-Year Corporate Index.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
F/m 10-Year Investment Grade Corporate Bond ETF	PAGE 1	TSR-AR-74933W411

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/10/2024)
F/m 10-Year Investment Grade Corporate Bond ETF NAV	5.32
F/m 10-Year Investment Grade Corporate Bond ETF Market	5.68
ICE BofA US Corporate Index	4.76
ICE 10-Year US Target Maturity Corporate Index	5.53
Visit https://www.fminvest.com/etfs/us-credit-series/zten/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$16,395,014
Number of Holdings	242
Net Advisory Fee	$13,424
Portfolio Turnover	131%
30-Day SEC Yield	5.12%
30-Day SEC Yield Unsubsidized	5.12%
Visit https://www.fminvest.com/etfs/us-credit-series/zten/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	2.4%
Bank of New York Mellon Corp.	0.4%
Procter & Gamble Co.	0.4%
Brookfield Finance, Inc.	0.4%
UnitedHealth Group, Inc.	0.4%
Capital One Financial Corp.	0.4%
AutoZone, Inc.	0.4%
PNC Financial Services Group, Inc.	0.4%
Choice Hotels International, Inc.	0.4%
American Express Co.	0.4%

Top Sectors	(% of Net Assets)
Financials	28.4%
Utilities	12.6%
Health Care	10.2%
Energy	10.2%
Industrials	9.4%
Consumer Discretionary	6.6%
Technology	6.5%
Consumer Staples	5.7%
Materials	5.3%
Cash & Other	5.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/etfs/us-credit-series/zten/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments or your financial intermediary.
F/m 10-Year Investment Grade Corporate Bond ETF	PAGE 2	TSR-AR-74933W411

Oakhurst Fixed Income Fund
Institutional Class | OHFIX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Oakhurst Fixed Income Fund (the “Fund”) for the period from September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/ohfix. You can also request this information by contacting us at 1-800-292-6775.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.58%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund comfortably outperformed its index during the past fiscal year as duration and sector strategies both proved beneficial. Expecting benchmark yields to rise, Fund duration had started the year well below that of the index in an effort to minimize the impact of higher rates. As inflation fell and valuations improved, the duration of the Fund was extended closer to improve performance during a declining rate environment. Overweight allocations to mortgage-backed securities and corporate bonds also aided relative Fund performance due to the additional income and strong performance from these sectors. With elevated recession risk, a reduction in corporate bonds and an increased focus on higher quality securities was warranted.

Top Contributors
United States Treasury Note/Bond 4.13%, 11/15/2032
United States Treasury Note/Bond 3.88%, 08/15/2033
United States Treasury Note/Bond 3.50%, 02/15/2033
United States Treasury Note/Bond 3.00%, 02/15/2042

Top Detractors
↓	New York Community Bancorp, Inc., 8.27% (3 mo. Term SOFR + 3.04%), 11/06/2028
United States Treasury Note/Bond 4.88%, 05/31/2026
91282CDY4 United States Treasury Note/Bond 1.88%, 02/15/2032
31620RAJ4 Fidelity National Financial Inc 3.40% 06/15/2032
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Oakhurst Fixed Income Fund	PAGE 1	TSR-AR-74933W320

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	8.21	0.56	2.04
Bloomberg U.S. Aggregate Bond Index	7.30	-0.04	1.64
Visit https://www.fminvest.com/mutual-funds/ohfix for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$124,797,712
Number of Holdings	180
Net Advisory Fee	$345,974
Portfolio Turnover	41%
Visit https://www.fminvest.com/mutual-funds/ohfix for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(%) of net assets
United States Treasury Note/Bond	30.2%
Federal Home Loan Mortgage Corp.	8.5%
Federal National Mortgage Association	8.4%
Government National Mortgage Association	5.6%
United States of America	2.9%
Sequoia Mortgage Trust	2.0%
Invesco Treasury Portfolio	1.5%
Alaska Airlines, Inc.	1.0%
WaMu Mortgage Pass Through Certificates	0.9%
RCKT Mortgage Trust	0.9%

Top Sectors	(%) of net assets
Government	33.0%
Mortgage Securities	31.6%
Financials	11.4%
Asset Backed Securities	4.7%
Consumer Discretionary	3.9%
Technology	3.1%
Energy	2.8%
Health Care	2.8%
Utilities	2.5%
Cash & Other	4.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/ohfix
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-292-6775, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments or your financial intermediary.
Oakhurst Fixed Income Fund	PAGE 2	TSR-AR-74933W320

Oakhurst Short Duration Bond Fund
Institutional Class | OHSDX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Oakhurst Short Duration Bond Fund (the “Fund”) for the period from September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/ohsdx. You can also request this information by contacting us at 1-800-292-6775.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund performance easily outdistanced that of the ICE BofA 1-3 Year US Corporate & Government Total Return Index (the “Index”) during the fiscal year. Meaningful overweight allocations to both corporate bonds, mortgage-backed securities, and asset-backed securities generated substantial income advantages and turned in strong performance. Fund duration began the year slightly longer than that of the Index and was extended further as expectations for Federal Reserve interest rate cuts grew closer. The longer maturities and higher interest rate sensitivity (duration) was timely as shorter maturity Treasury yields fell considerably during the year. With an increased concern over future economic conditions, Fund duration has been lengthened further and the quality improved.

Top Contributors
↑	Federal Home Loan Mortgage Corp. Series 4938, Class BL, 2.25%, 07/25/2049
Federal National Mortgage Association Series 2018-45, Class AB, 3.00%, 06/25/2048
Elwood Energy LLC, 8.16%, 07/05/2026
Mastr Adjustable Rate Mortgages Trust Series 2004-2, Class M1, 6.22% (1 mo. Term SOFR + 0.94%), 12/25/2034

Top Detractors
↓	Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A3, 6.59% (1 mo. Term SOFR + 1.31%), 11/25/2034
Mastr Adjustable Rate Mortgages Trust Series 2004-5, Class 4A1, 4.04%, 04/25/2035
Series 2004-4, Class 2A, 6.02% (1 mo. Term SOFR + 0.67%), 06/19/2034
Series 2003-13, Class 1A1, 6.30%, 10/25/2033
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Oakhurst Short Duration Bond Fund	PAGE 1	TSR-AR-74933W312

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	7.68	2.00	2.09
Bloomberg U.S. Aggregate Bond Index**	7.30	-0.04	1.64
ICE BofA 1-3 Year US Corporate & Government Total Retun Index	6.28	1.53	1.56
Visit https://www.fminvest.com/mutual-funds/ohsdx for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the Bloomberg U.S. Aggregate Bond Index replaced the ICE BofA 1-3 Year US Corporate & Government Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index. The Fund continues to use the ICE BofA 1-3 Year US Corporate & Government Total Return Index as an additional benchmark.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$15,456,246
Number of Holdings	96
Net Advisory Fee	$(68,380)
Portfolio Turnover	48%
Visit https://www.fminvest.com/mutual-funds/ohsdx for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(%) of net assets
Federal National Mortgage Association	9.7%
United States Treasury Note/Bond	9.2%
Federal Home Loan Mortgage Corp.	6.8%
MortgageIT Trust	4.1%
Government National Mortgage Association	3.6%
Carvana Auto Receivables Trust	2.9%
Mastr Seasoned Securities Trust	1.9%
Leidos, Inc.	1.9%
Phillips 66 Partners LP	1.9%
Goldman Sachs BDC, Inc.	1.9%

Top Sectors	(%) of net assets
Mortgage Securities	38.3%
Financials	13.4%
Asset Backed Securities	11.7%
Government	9.2%
Consumer Discretionary	5.1%
Energy	4.8%
Communications	4.0%
Technology	3.0%
Utilities	3.0%
Cash & Other	7.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/ohsdx
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-292-6775, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments or your financial intermediary.
Oakhurst Short Duration Bond Fund	PAGE 2	TSR-AR-74933W312

Oakhurst Short Duration High Yield Credit Fund
Institutional Class | OHSHX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Oakhurst Short Duration High Yield Credit Fund (the “Fund”) for the period from September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/ohshx. You can also request this information by contacting us at 1-800-292-6775.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the ICE BofA 1-5 Year US Cash Pay High Yield Constrained Index, primarily due to security selection. The Fund’s overweight allocation to BB-rated credits while reducing CCCs and lower-rated single-Bs was a detractor from relative performance, as CCCs as a group meaningfully outperformed higher rating categories in the recent credit rally. Among the primary contributors to relative performance was the Fund’s underweight positions in several higher beta issuers that underperformed, primarily within the Media and Telecom sector, which continued to struggle managing highly levered capital structures in a higher rate environment.
We believe a quality-tilted investment style adds value by avoiding losers, and as such, we remain vigilant on changes in market conditions and focus on prudent credit selection, with emphasis on downside protection.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/01/2015)
Institutional Class	10.66	3.44	4.38
Bloomberg U.S. Aggregate Bond Index**	7.30	-0.04	1.58
ICE BofA 1-5 Year US Cash Pay High Yield Constrained Index	11.25	4.70	5.75
Visit https://www.fminvest.com/mutual-funds/ohshx for more recent performance information.
Oakhurst Short Duration High Yield Credit Fund	PAGE 1	TSR-AR-74933W296

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective with this report, and pursuant to new regulatory requirements, the Bloomberg U.S. Aggregate Bond Index replaced the ICE BofA 1-5 Year US Cash Pay High Yield Constrained Index as the Fund’s primary benchmark to represent a broad-based securities market index. The Fund continues to use the ICE BofA 1-5 Year US Cash Pay High Yield Constrained Index as an additional benchmark.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$36,451,432
Number of Holdings	86
Net Advisory Fee	$162,025
Portfolio Turnover	49%
Visit https://www.fminvest.com/mutual-funds/ohshx for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(%) of net assets
Fly Leasing Ltd.	3.7%
Invesco Treasury Portfolio	3.5%
PennyMac Corp.	2.3%
White Cap Parent LLC	2.1%
Burford Capital Global Finance LLC	2.0%
Brundage-Bone Concrete Pumping Holdings, Inc.	2.0%
Midcap Financial Issuer Trust	2.0%
Sabre GLBL, Inc.	2.0%
Energizer Holdings, Inc.	2.0%
HUB International Ltd.	2.0%

Top Sectors	(%) of net assets
Financials	26.2%
Consumer Discretionary	24.3%
Technology	8.8%
Energy	8.7%
Materials	6.1%
Consumer Staples	6.0%
Communications	5.8%
Industrials	4.4%
Utilities	3.0%
Cash & Other	6.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/ohshx
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-292-6775, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments or your financial intermediary.
Oakhurst Short Duration High Yield Credit Fund	PAGE 2	TSR-AR-74933W296

F/m Opportunistic Income ETF
XFIX (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the F/m Opportunistic Income ETF (the “Fund”) for the period from September 5, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.fminvest.com/etfs/xfix. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m Opportunistic Income ETF	$41	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The F/m Opportunistic Income Fund (XFIX) performed well for the fiscal period, returning 10.93% versus the U.S. Aggregate Bond Index’s return of 8.37%. For most of the period, the Fund’s duration was shorter than the duration of the index, mitigating the negative effect of higher interest rates. Also, the Fund concentrated on the BBB Corporate bond category and higher yielding, but improving credits that were rated BBB. The Fund’s investments in Energy, Technology and Consumer Discretionary led the way for the period. As the Fund closed out the period and the risk of recession rose, investments were added to increase liquidity and safety (the US Treasury 10 Year Note ETF) and diversification (the F/m 3-Year Investment Grade Corporate Bond ETF).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/05/2023)
F/m Opportunistic Income ETF NAV	10.93
F/m Opportunistic Income ETF Market	11.15
Bloomberg U.S. Aggregate Bond Index	8.37
Visit https://www.fminvest.com/etfs/xfix for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
F/m Opportunistic Income ETF	PAGE 1	TSR-AR-74933W445

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$35,343,097
Number of Holdings	28
Net Advisory Fee	$108,078
Portfolio Turnover	92%
30-Day SEC Yield	5.16%
30-Day SEC Yield Unsubsidized	5.16%
Visit https://www.fminvest.com/etfs/xfix for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Holdings	(%) of net assets
US Treasury 10 Year Note ETF	8.2%
Mount Vernon Liquid Assets Portfolio, LLC	8.1%
F/m 3-Year Investment Grade Corporate Bond ETF	5.9%
Viatris, Inc.	4.8%
Kyndryl Holdings, Inc.	4.8%
Kinder Morgan, Inc.	4.7%
Concentrix Corp.	4.7%
JPMorgan Chase & Co.	4.6%
Celanese US Holdings LLC	4.6%
VF Corp.	4.6%

Top Sectors	(%) of net assets
Financials	13.7%
Energy	11.7%
Technology	11.5%
Information Technology	10.9%
Consumer Discretionary	9.0%
Materials	8.6%
Health Care	4.8%
Industrials	4.7%
Utilities	4.5%
Cash & Other	20.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/etfs/xfix
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments or your financial intermediary.
F/m Opportunistic Income ETF	PAGE 2	TSR-AR-74933W445

F/m Investments Large Cap Focused Fund
Institutional Class | IAFLX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period from July 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at 1-800-292-6775.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15*	0.90%

* Expenses paid in the above example are for the Fund’s current fiscal period from July 1, 2024 through August 31, 2024.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the last 12-months ended 08/31/2024, the Fund underperformed its benchmark. This short-term relative underperformance was driven by our quantActive investment process which has long-term capital appreciation as a goal. We expect that some short-term periods will reflect on this long-term objective. In terms of the drivers for the relative underperformance, we would like to state that our investment process led us to be overexposed to information technology stocks that were not the best performers over the forestated period. These information technology stocks corrected over the Spring of 2024. Furthermore, we were underexposed to investments in utilities, financials and healthcare sectors. These are traditionally more defensive sectors and we did not have overexposures to those sectors.
HOW DID THE FUND PERFORM SINCE INCEPTION? *
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
F/m Investments Large Cap Focused Fund	PAGE 1	TSR_AR_74933W288

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	Since Inception (10/03/2016)
Institutional Class**	26.15	17.61	17.20
S&P 500 Total Return Index	27.14	15.92	14.92
Russell 1000 Growth Total Return Index	30.75	19.08	18.52
Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund commenced operations on October 3, 2016 as a separate series (the “Predecessor Fund”) of F/m Funds Trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to October 30, 2023 represents the performance of the Predecessor Fund.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$65,543,939
Number of Holdings	24
Net Advisory Fee	$66,788
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)*

Top 10 Holdings	(%) of net assets
Apple, Inc.	11.0%
NVIDIA Corp.	10.0%
First American Treasury Obligations Fund	8.0%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc.	6.5%
Netflix, Inc.	5.3%
Alphabet, Inc.	4.5%
Advanced Micro Devices, Inc.	4.3%
Adobe, Inc.	3.2%

Top Sectors	(%) of net assets
Information Technology	54.6%
Communication Services	16.3%
Consumer Discretionary	12.0%
Industrials	4.4%
Health Care	2.4%
Consumer Staples	2.4%
Cash & Other	7.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/iafmx-iaflx
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund, LLC at 1-800-292-6775 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments, LLC or your financial intermediary.
F/m Investments Large Cap Focused Fund	PAGE 2	TSR_AR_74933W288

F/m Investments Large Cap Focused Fund
Investor Class | IAFMX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period from July 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at 1-800-292-6775.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$19*	1.15%

* Expenses paid in the above example are for the Fund’s fiscal period from July 1, 2024 through August 31, 2024.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the last 12-months ended 08/31/2024, the Fund underperformed its benchmark. This short-term relative underperformance was driven by our quantActive investment process which has long-term capital appreciation as a goal. We expect that some short-term periods will reflect on this long-term objective. In terms of the drivers for the relative underperformance, we would like to state that our investment process led us to be overexposed to information technology stocks that were not the best performers over the forestated period. These information technology stocks corrected over the Spring of 2024. Furthermore, we were underexposed to investments in utilities, financials and healthcare sectors. These are traditionally more defensive sectors and we did not have overexposures to those sectors.
HOW DID THE FUND PERFORM SINCE INCEPTION? *
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
F/m Investments Large Cap Focused Fund	PAGE 1	TSR_AR_74933W270

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	Since Inception (10/03/2016)
Investor Class**	25.79	17.30	16.91
S&P 500 Total Return Index	27.14	15.92	14.92
Russell 1000 Growth Total Return Index	30.75	19.08	18.52
Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund commenced operations on October 3, 2016 as a separate series (the “Predecessor Fund”) of F/m Funds Trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to October 30, 2023 represents the performance of the Predecessor Fund.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$65,543,939
Number of Holdings	24
Net Advisory Fee	$66,788
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)*

Top 10 Holdings	(%) of net assets
Apple, Inc.	11.0%
NVIDIA Corp.	10.0%
First American Treasury Obligations Fund	8.0%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc.	6.5%
Netflix, Inc.	5.3%
Alphabet, Inc.	4.5%
Advanced Micro Devices, Inc.	4.3%
Adobe, Inc.	3.2%

Top Sectors	(%) of net assets
Information Technology	54.6%
Communication Services	16.3%
Consumer Discretionary	12.0%
Industrials	4.4%
Health Care	2.4%
Consumer Staples	2.4%
Cash & Other	7.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/iafmx-iaflx
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-292-6775, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by F/m Investments or your financial intermediary.
F/m Investments Large Cap Focused Fund	PAGE 2	TSR_AR_74933W270

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Gregory P. Chandler, Nicholas A. Giordano and Martha A. Tirinnanzi are the registrant’s audit committee financial experts and each of them is “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

	Fiscal Year 2024	Fiscal Year 2023
Ernst & Young LLP	$789,050	$727,675
PricewaterhouseCoopers LLP	$240,805	$233,791
Tait, Weller & Baker	$104,000	$101,500
Cohen & Co	$228,750	$116,000

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were related to review of the semi-annual reports and N-1A filings for Ernst & Young LLP and review of semi-annual reports for Tait, Weller & Baker and Cohen & Co. and PricewaterhouseCoopers LLP, were as follows:

1

	Fiscal Year 2024	Fiscal Year 2023
Ernst & Young LLP	$24,700	$11,500
PricewaterhouseCoopers LLP	$0	$0
Tait, Weller & Baker	$3,000	$2,800
Cohen & Co	$5,700	$1,500

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were related to federal and state tax return review and excise distribution review and were as follows:

	Fiscal Year 2024	Fiscal Year 2023
Ernst & Young LLP	$218,480	$201,550
PricewaterhouseCoopers LLP	$43,072	$41,817
Tait, Weller & Baker	$21,400	$20,900
Cohen & Co	$66,500	$38,500

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

	Fiscal Year 2024	Fiscal Year 2023
Ernst & Young LLP	$0	$0
PricewaterhouseCoopers LLP	$0	$0
Tait, Weller & Baker	$0	$0
Cohen & Co	$0	$0

(e)(1) Pre-Approval of Audit and Permitted Non-Audit Services

1.	Pre-Approval Requirements of the Company. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees associated with those services.

2

2.	Pre-Approval Requirements of Affiliates. Additionally, the Committee shall pre-approve any engagement of the Auditor to provide non-audit services to an investment adviser of a Portfolio or to any affiliate of such investment adviser that provides ongoing services to the Company, if the engagement relates directly to the operations and financial reporting of the Company.

3.	Delegation. The Committee may delegate to the Chairman of the Committee, or if the Chairman is not available, one or more of its members, the authority to grant pre-approvals. The decisions of any member to whom authority is delegated shall be presented to the full Committee at its next scheduled meeting.

4.	Prohibited Services. The Committee shall confirm with the Auditor that the Auditor is not performing contemporaneously with the Company’s audit any prohibited non-audit services for the Company, any investment adviser of a Portfolio, or any affiliates of the Company or such investment advisers. The Auditor is responsible for informing the Committee of whether it believes that a particular service is permissible or prohibited pursuant to applicable regulations and standards.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

	Fiscal Year 2024	Fiscal Year 2023
Ernst & Young LLP	$243,180	$213,050
PricewaterhouseCoopers LLP	$43,072	$41,817
Tait, Weller & Baker	$24,400	$23,700
Cohen & Co	$72,200	$40,000

(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Abbey Capital Futures Strategy Fund

of

THE RBB FUND, INC.

Financial Statements

August 31, 2024

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments

August 31, 2024

	Par	Value
SHORT-TERM INVESTMENTS — 78.5%
U.S. Treasury Bills — 78.5%
5.21%, 09/05/2024(a)	$8,659,000	$8,656,491
5.25%, 09/12/2024(a)	56,778,000	56,704,028
5.21%, 09/19/2024(a)	105,249,000	105,004,589
5.22%, 09/26/2024(a)	100,462,000	100,128,885
5.21%, 10/03/2024(a)	95,348,000	94,939,593
5.26%, 10/10/2024(a)	159,182,000	158,342,304
5.26%, 10/17/2024(a)	244,195,000	242,673,970
5.28%, 10/24/2024(a)	32,489,000	32,253,864
5.25%, 10/31/2024(a)	79,986,000	79,327,922
5.26%, 11/07/2024(a)	25,223,000	24,994,473
5.26%, 11/14/2024(a)	24,738,000	24,490,944
5.28%, 11/21/2024(a)	145,687,000	144,091,686
5.26%, 11/29/2024(a)	69,407,000	68,573,616
5.25%, 12/05/2024(a)	51,085,000	50,440,725
5.24%, 12/12/2024(a)	45,669,000	45,054,593
5.21%, 12/19/2024(a)	110,416,000	108,824,733
5.11%, 01/09/2025(a)	23,576,000	23,178,268
5.08%, 01/16/2025(a)	89,603,000	88,008,375
5.04%, 01/23/2025(a)	37,555,000	36,853,032
4.81%, 01/30/2025(a)	78,275,000	76,743,830
4.88%, 02/06/2025(a)	73,591,000	72,085,699
4.91%, 02/13/2025(a)	192,104,000	188,010,485
4.82%, 02/20/2025(a)	194,044,000	189,744,173
4.77%, 02/27/2025(a)	114,930,000	112,285,366
TOTAL SHORT-TERM INVESTMENTS (Cost $2,130,402,199)		2,131,411,644

TOTAL INVESTMENTS — 78.5% (Cost $2,130,402,199)		2,131,411,644

Other Assets in Excess of Liabilities — 21.5%		582,161,025
TOTAL NET ASSETS — 100.0%		$2,713,572,669

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield as of August 31, 2024.

The accompanying notes are an integral part of the consolidated financial statements.

1

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Futures contracts outstanding as of August 31, 2024 were as follows:

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	2	09/11/2024	$198,030	$(376)
10 Year U.S. Ultra Treasury Notes	154	12/19/2024	18,085,375	(125,460)
3 Month Canadian Overnight Repo Rate Average	377	03/18/2025	67,369,885	162,718
3 Month Canadian Overnight Repo Rate Average	153	06/17/2025	27,437,595	(2,810)
3 Month Canadian Overnight Repo Rate Average	79	09/16/2025	14,199,366	6,048
3 Month Canadian Overnight Repo Rate Average	69	12/16/2025	12,419,898	15,128
3 Month Canadian Overnight Repo Rate Average	49	03/17/2026	8,829,472	10,388
3 Month Canadian Overnight Repo Rate Average	31	06/16/2026	5,590,593	3,478
3 Month Euribor	24	12/16/2024	6,431,438	(1,865)
3 Month Euribor	6	03/17/2025	1,614,741	(69)
3 Month Euribor	1,564	06/16/2025	421,989,554	1,123,570
3 Month Euribor	373	09/15/2025	100,769,579	(2,252)
3 Month Euribor	1,095	12/15/2025	296,021,597	353,203
3 Month Euribor	164	03/16/2026	44,344,719	13,140
3 Month Euribor	304	06/15/2026	82,199,967	29,100
3 Month Euribor	308	09/14/2026	83,268,778	66,531
3 Month Euribor	169	12/14/2026	45,680,346	13,693
3 Month Euribor	389	03/15/2027	105,119,010	(30,288)
3 Month Euribor	626	06/14/2027	169,119,991	80,307
3 Month Euribor	68	09/13/2027	18,366,164	12,311
3 Month New Zealand Treasury Bill	56	12/11/2024	34,613,999	6,883
3 Month New Zealand Treasury Bill	35	03/12/2025	21,659,096	(605)
3 Month Swiss Average Overnight Rate	10	03/18/2025	2,921,299	456
3 Month Swiss Average Overnight Rate	39	06/17/2025	11,403,962	43,203
3MO EURO EURIBOR Dec27	1	12/13/2027	270,035	(14)
3-Month Secured Overnight Financing Rate	162	03/18/2025	38,776,725	(10,100)
3-Month Secured Overnight Financing Rate	363	06/17/2025	87,342,338	(146,838)
3-Month Secured Overnight Financing Rate	204	09/16/2025	49,240,500	24,300
3-Month Secured Overnight Financing Rate	173	12/16/2025	41,833,563	9,613
3-Month Secured Overnight Financing Rate	972	03/17/2026	235,284,750	(75,388)
3-Month Secured Overnight Financing Rate	482	06/16/2026	116,740,400	(25,125)
3-Month Secured Overnight Financing Rate	191	09/15/2026	46,272,138	22,075
3-Month Secured Overnight Financing Rate	185	12/15/2026	44,818,563	25,038
3-Month Secured Overnight Financing Rate	172	03/16/2027	41,662,700	22,375
3-Month Secured Overnight Financing Rate	710	06/15/2027	171,935,375	114,450
3-Month Secured Overnight Financing Rate	134	09/14/2027	32,436,150	8,263
3-Month Secured Overnight Financing Rate	106	12/14/2027	25,650,713	6,988
3-Month Secured Overnight Financing Rate	55	03/14/2028	13,308,625	16,988
3-Month Secured Overnight Financing Rate	55	06/20/2028	13,304,500	16,213
3-Month Secured Overnight Financing Rate	57	09/19/2028	13,784,025	18,675
3-Month Secured Overnight Financing Rate	57	12/19/2028	13,780,800	(9,513)
Arabica Coffee	392	12/18/2024	35,875,350	724,789
Arabica Coffee	58	03/19/2025	5,265,675	94,556
Arabica Coffee	20	05/19/2025	1,798,875	81,244
ASX SPI 200 Index	685	09/19/2024	93,296,552	1,977,186
AUD/USD Cross Currency Rate	767	09/16/2024	51,922,065	(33,959)
Australian Government 10 Year Bonds	1,693	09/16/2024	133,585,245	(132,371)
Australian Government 3 Year Bonds	2,849	09/16/2024	206,224,467	(63,879)
Australian 90 Day Bank Bills	13	09/12/2024	8,705,473	(1,209)

The accompanying notes are an integral part of the consolidated financial statements.

2

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Australian 90 Day Bank Bills	793	12/12/2024	$531,267,168	$25,356
Australian 90 Day Bank Bills	927	03/13/2025	621,510,153	133,636
Australian 90 Day Bank Bills	171	06/12/2025	114,714,749	(3,412)
Australian 90 Day Bank Bills	138	09/11/2025	92,606,236	5,262
Australian 90 Day Bank Bills	36	12/11/2025	24,163,465	48
Australian 90 Day Bank Bills	26	03/12/2026	17,454,379	935
Brent Crude Oil	163	09/30/2024	12,539,590	(290,100)
British Pound/US Dollar Cross Currency Rate	2,490	09/16/2024	204,257,813	1,059,730
CAC40 10 Euro Index	135	09/20/2024	11,414,525	66,087
Canadian 10 Year Government Bonds	1,232	12/18/2024	112,499,477	(891,582)
Canadian 5 Year Bonds	662	12/18/2024	56,009,528	(266,419)
Canadian Dollar/US Dollar Cross Currency Rate	1,252	09/17/2024	92,879,620	(5,685)
Class III Milk	20	10/29/2024	914,800	1,900
Consumer Discretionary Select Sector Index	2	09/20/2024	378,500	4,930
Copper	52	12/27/2024	5,474,950	(54,332)
Copper	2	03/27/2025	212,875	(562)
Corn No. 2 Yellow	19	12/13/2024	380,950	6,106
Cotton No.2	105	12/06/2024	3,674,475	(247,785)
Crude Oil	232	09/20/2024	17,063,600	(831,710)
Crude Oil	1	10/22/2024	72,650	(1,300)
Crude Palm Oil	12	10/15/2024	278,658	2,152
Crude Palm Oil	60	11/15/2024	1,380,104	6,645
Crude Palm Oil	2	12/13/2024	45,633	150
Crude Soybean Oil	4	12/13/2024	100,824	(220)
DAX Index	3	09/20/2024	314,226	6,306
Dollar Index	49	09/16/2024	4,979,576	(107,059)
Dow Jones Industrial Average Index	633	09/20/2024	131,831,745	2,604,839
Dow Jones U.S. Micro-Cap Total Stock Index	5	09/20/2024	104,132	3,370
E-mini Consumer Staples Select Sector	10	09/20/2024	834,000	47,160
E-mini Materials Sector	4	09/20/2024	400,600	20,060
Emini S&P 500 ESG Index	20	09/20/2024	5,026,000	51,515
Euro BUXL 30 Year Bonds	92	09/06/2024	13,680,252	(264,749)
Euro Half Dollars	4	09/16/2024	276,500	1,500
Euro STOXX 50 Dividend Index	19	12/19/2025	341,292	3,935
EURO STOXX 50 Index	5	09/20/2024	252,086	8,843
Euro STOXX 50 Quanto Index	1,157	09/20/2024	63,576,488	237,101
Euro STOXX Banks Index	109	09/20/2024	863,602	13,110
Euro/Japanese Yen Cross Currency Rate	38	09/16/2024	5,238,354	(176,953)
Euro/US Dollar Cross Currency Rate	12	09/16/2024	165,892	(1,114)
Euro/US Dollar Cross Currency Rate	1,676	09/16/2024	231,696,525	(1,256,873)
Euro-BOBL	1,064	09/06/2024	138,397,038	(791,714)
Euro-BOBL	2	12/06/2024	262,997	(111)
Euro-BTP Future Dec24	1	12/06/2024	131,344	(243)
Euro-BTP Italian Government Bonds	758	09/06/2024	99,600,354	712,740
Euro-Bund	892	09/06/2024	132,037,495	(675,466)
Euro-Bund	235	12/06/2024	34,653,181	(696)
Euro-Schatz	846	09/06/2024	99,342,928	(32,770)
EURO-SCHATZ FUT Dec24	1,125	12/06/2024	132,627,259	(1,194)
Financial Select Sector Index	9	09/20/2024	1,269,112	90,575
French Government Bonds	1,672	09/06/2024	233,006,179	1,121,030
Frozen Concentrated Orange Juice	38	11/08/2024	2,623,710	46,905

The accompanying notes are an integral part of the consolidated financial statements.

3

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	1,742	09/20/2024	$191,886,754	$2,078,330
FTSE Bursa Malaysia KLCI Index	89	09/30/2024	1,720,804	10,648
FTSE China A50 Index	1,477	09/27/2024	17,354,750	(140,092)
FTSE MIB Index	30	09/20/2024	1,142,630	34,407
FTSE/JSE Top 40 Index	618	09/19/2024	26,394,922	769,714
FTSE/MIB Index	75	09/20/2024	14,282,872	289,676
German Stock Index	286	09/20/2024	149,781,296	3,046,362
Gold	614	12/27/2024	155,194,640	2,389,695
Gold	21	02/26/2025	5,354,580	240,180
Hang Seng China Enterprises Index	191	09/27/2024	7,734,008	63,094
Hang Seng China Enterprises Index	22	09/27/2024	178,166	1,649
Hang Seng Index	198	09/27/2024	22,789,120	271,198
Hang Seng Index	62	09/27/2024	1,427,197	13,923
IBEX 35 Composite Index	11	09/20/2024	139,020	7,426
IBEX 35 Index	25	09/20/2024	3,159,537	167,885
ICE 3 Month SONIA Rate	485	03/18/2025	152,111,870	(11,196)
ICE 3 Month SONIA Rate	497	06/17/2025	156,405,790	246,441
ICE 3 Month SONIA Rate	688	09/16/2025	217,044,284	(175,883)
ICE 3 Month SONIA Rate	118	12/16/2025	37,279,858	(36,559)
ICE 3 Month SONIA Rate	449	03/17/2026	142,000,437	(160,173)
ICE 3 Month SONIA Rate	260	06/16/2026	82,278,643	(137,913)
ICE 3 Month SONIA Rate	121	09/15/2026	38,307,106	(34,852)
ICE 3 Month SONIA Rate	118	12/15/2026	37,367,028	(37,462)
ICE 3 Month SONIA Rate	115	03/16/2027	36,424,571	(39,990)
ICE 3 Month SONIA Rate	371	06/15/2027	117,533,194	55,553
ICE 3 Month SONIA Rate	17	09/14/2027	5,386,176	(9,013)
ICE 3 Month SONIA Rate	10	12/14/2027	3,168,667	(5,040)
ICE European Climate Exchange Emissions	26	12/16/2024	2,020,450	(64,412)
ICE European Climate Exchange Emissions	7	12/15/2025	562,925	(15,641)
ICE RTD MONTH COA Dec24	2	12/27/2024	248,200	(300)
ICE RTD MONTH COA Nov24	2	11/29/2024	245,700	(2,800)
ICE RTD MONTH COA Oct24	2	10/25/2024	243,300	(5,200)
Industrial Select Sector Index	6	09/20/2024	796,320	50,740
Japanese 10 Year Government Bonds	123	09/12/2024	121,763,185	(255,831)
Japanese Yen/US Dollar Cross Currency Rate	168	09/16/2024	14,406,000	(171,944)
Lean Hogs	70	10/14/2024	2,302,300	38,940
Lean Hogs	8	12/13/2024	232,880	690
Live Cattle	103	10/31/2024	7,358,320	(228,230)
Live Cattle	70	12/31/2024	4,971,400	(152,870)
LME Aluminum Forward	1	09/02/2024	60,611	(1,567)
LME Aluminum Forward	1	09/03/2024	60,591	(1,561)
LME Aluminum Forward	3	09/06/2024	182,182	7,785
LME Aluminum Forward	2	09/09/2024	121,493	9,363
LME Aluminum Forward	2	09/10/2024	121,532	9,373
LME Aluminum Forward	8	09/11/2024	486,238	12,569
LME Aluminum Forward	3	09/13/2024	182,502	(4,574)
LME Aluminum Forward	142	09/16/2024	8,640,345	(271,741)
LME Aluminum Forward	4	09/17/2024	243,390	(5,895)
LME Aluminum Forward	5	09/18/2024	304,305	(7,301)
LME Aluminum Forward	18	09/23/2024	1,096,717	(32,575)
LME Aluminum Forward	1	09/25/2024	60,956	4,181

The accompanying notes are an integral part of the consolidated financial statements.

4

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
LME Aluminum Forward	2	10/02/2024	$122,125	$8,233
LME Aluminum Forward	245	10/14/2024	15,004,596	(99,641)
LME Aluminum Forward	6	10/15/2024	366,859	14,225
LME Aluminum Forward	10	10/16/2024	610,432	34,944
LME Aluminum Forward	3	10/18/2024	183,012	11,534
LME Aluminum Forward	3	10/21/2024	182,953	(3,666)
LME Aluminum Forward	4	10/22/2024	243,994	(525)
LME Aluminum Forward	19	10/23/2024	1,159,242	(18,145)
LME Aluminum Forward	4	10/25/2024	244,280	(4,895)
LME Aluminum Forward	5	10/28/2024	305,421	(5,954)
LME Aluminum Forward	4	10/29/2024	244,417	86
LME Aluminum Forward	4	10/30/2024	244,497	(4,903)
LME Aluminum Forward	5	11/01/2024	305,611	(6,139)
LME Aluminum Forward	2	11/04/2024	122,242	(2,382)
LME Aluminum Forward	2	11/06/2024	122,165	(2,385)
LME Aluminum Forward	1	11/08/2024	61,106	3,032
LME Aluminum Forward	1	11/11/2024	61,112	3,400
LME Aluminum Forward	2	11/15/2024	122,262	250
LME Aluminum Forward	110	11/18/2024	6,724,437	(133,867)
LME Aluminum Forward	6	11/19/2024	366,607	(4,005)
LME Aluminum Forward	10	11/20/2024	611,012	(14,738)
LME Aluminum Forward	5	11/25/2024	305,787	(9,988)
LME Aluminum Forward	14	11/27/2024	856,450	(12,425)
LME Copper Forward	1	09/02/2024	227,998	(12,821)
LME Copper Forward	1	09/03/2024	227,953	(12,838)
LME Copper Forward	1	09/04/2024	228,087	(20,913)
LME Copper Forward	4	09/09/2024	913,236	(53,001)
LME Copper Forward	3	09/10/2024	685,060	(38,585)
LME Copper Forward	9	09/11/2024	2,055,505	(115,828)
LME Copper Forward	3	09/13/2024	685,600	(38,708)
LME Copper Forward	35	09/16/2024	7,999,923	(585,974)
LME Copper Forward	1	09/18/2024	228,569	(16,756)
LME Copper Forward	1	09/23/2024	228,782	1,611
LME Copper Forward	1	10/02/2024	229,170	(18,255)
LME Copper Forward	1	10/04/2024	229,370	(20,043)
LME Copper Forward	1	10/08/2024	229,451	1,783
LME Copper Forward	1	10/11/2024	229,632	(15,768)
LME Copper Forward	43	10/14/2024	9,875,272	(419,028)
LME Copper Forward	1	10/15/2024	229,657	2,108
LME Copper Forward	3	10/16/2024	688,972	6,325
LME Copper Forward	1	10/23/2024	230,067	2,018
LME Copper Forward	2	11/04/2024	460,996	(1,195)
LME Copper Forward	1	11/05/2024	230,514	(614)
LME Copper Forward	2	11/06/2024	461,060	(1,260)
LME Copper Forward	3	11/13/2024	691,796	12,559
LME Copper Forward	5	11/18/2024	1,153,710	(17,670)
LME Copper Forward	1	11/19/2024	230,642	(1,121)
LME Copper Forward	2	11/20/2024	461,284	1,734
LME Copper Forward	1	11/25/2024	230,808	(4,454)
LME Copper Forward	3	11/27/2024	692,625	(5,913)
LME Lead Forward	2	09/02/2024	101,090	(12,060)

The accompanying notes are an integral part of the consolidated financial statements.

5

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
LME Lead Forward	1	09/03/2024	$50,558	$(5,105)
LME Lead Forward	2	09/03/2024	101,065	(13,560)
LME Lead Forward	1	09/04/2024	50,570	(5,355)
LME Lead Forward	3	09/06/2024	151,861	1,085
LME Lead Forward	3	09/09/2024	151,898	1,085
LME Lead Forward	3	09/10/2024	151,936	(3,838)
LME Lead Forward	13	09/11/2024	658,551	(45,400)
LME Lead Forward	5	09/13/2024	253,386	(22,833)
LME Lead Forward	46	09/16/2024	2,331,383	(181,584)
LME Lead Forward	7	09/17/2024	354,688	(32,237)
LME Lead Forward	3	09/18/2024	151,972	(13,816)
LME Lead Forward	3	09/20/2024	152,059	(13,691)
LME Lead Forward	1	09/23/2024	50,694	(3,889)
LME Lead Forward	1	09/25/2024	50,727	221
LME Lead Forward	77	10/14/2024	3,928,251	(104,549)
LME Lead Forward	1	10/16/2024	51,035	(664)
LME Lead Forward	3	10/18/2024	153,202	(2,180)
LME Lead Forward	3	10/21/2024	153,224	(2,195)
LME Lead Forward	3	10/22/2024	153,246	(2,210)
LME Lead Forward	20	10/23/2024	1,021,790	(8,311)
LME Lead Forward	7	10/25/2024	357,833	1,971
LME Lead Forward	5	10/28/2024	255,632	1,258
LME Lead Forward	3	10/29/2024	153,401	(2,106)
LME Lead Forward	6	10/30/2024	306,848	(4,211)
LME Lead Forward	4	11/12/2024	204,949	4,699
LME Lead Forward	2	11/13/2024	102,490	927
LME Lead Forward	4	11/18/2024	205,127	(6,598)
LME Lead Forward	1	11/20/2024	51,257	(768)
LME Lead Forward	3	11/25/2024	153,917	(5,134)
LME Lead Forward	3	11/27/2024	153,975	(2,275)
LME Nickel Forward	2	09/02/2024	198,507	(5,337)
LME Nickel Forward	1	09/03/2024	99,232	(17,300)
LME Nickel Forward	2	09/03/2024	198,549	2,887
LME Nickel Forward	3	09/04/2024	297,883	8,439
LME Nickel Forward	1	09/06/2024	99,373	5,554
LME Nickel Forward	2	09/09/2024	198,790	2,880
LME Nickel Forward	1	09/10/2024	99,416	(2,679)
LME Nickel Forward	4	09/11/2024	397,746	(2,454)
LME Nickel Forward	3	09/13/2024	298,561	225
LME Nickel Forward	34	09/16/2024	3,384,307	(23,366)
LME Nickel Forward	1	09/17/2024	99,538	5,556
LME Nickel Forward	3	09/18/2024	298,615	181
LME Nickel Forward	1	09/20/2024	99,603	(2,695)
LME Nickel Forward	1	09/24/2024	99,635	(2,701)
LME Nickel Forward	1	09/27/2024	99,716	(1,555)
LME Nickel Forward	41	10/14/2024	4,098,308	(43,060)
LME Nickel Forward	1	10/16/2024	99,986	(1,585)
LME Nickel Forward	2	10/21/2024	200,109	(3,180)
LME Nickel Forward	1	10/22/2024	100,068	(1,591)
LME Nickel Forward	14	10/23/2024	1,401,144	(22,278)
LME Nickel Forward	2	10/25/2024	200,229	(3,165)

The accompanying notes are an integral part of the consolidated financial statements.

6

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
LME Nickel Forward	1	10/28/2024	$100,136	$(1,582)
LME Nickel Forward	3	10/29/2024	300,457	245
LME Nickel Forward	1	11/04/2024	100,259	2,519
LME Nickel Forward	2	11/08/2024	200,751	4,191
LME Nickel Forward	3	11/11/2024	301,173	7,293
LME Nickel Forward	1	11/15/2024	100,484	1,094
LME Nickel Forward	4	11/27/2024	402,384	(5,136)
LME Tin Forward	1	09/03/2024	162,549	(4,213)
LME Tin Forward	2	09/23/2024	325,348	(2,724)
LME Tin Forward	1	10/08/2024	162,714	(12,411)
LME Tin Forward	2	10/09/2024	325,433	9,051
LME Tin Forward	1	10/18/2024	162,567	(738)
LME Tin Forward	1	10/22/2024	162,486	(783)
LME Tin Forward	2	10/23/2024	324,890	15,296
LME Tin Forward	1	11/13/2024	162,420	4,245
LME Tin Forward	1	11/20/2024	162,230	(1,595)
LME Tin Forward	2	11/27/2024	323,460	(2,015)
LME Zinc Forward	1	09/02/2024	71,192	(1,437)
LME Zinc Forward	1	09/03/2024	71,168	(3,320)
LME Zinc Forward	1	09/03/2024	71,214	(686)
LME Zinc Forward	7	09/04/2024	498,652	8,820
LME Zinc Forward	2	09/06/2024	142,649	5,766
LME Zinc Forward	1	09/09/2024	71,342	4,867
LME Zinc Forward	2	09/10/2024	142,721	9,734
LME Zinc Forward	5	09/11/2024	356,891	(7,745)
LME Zinc Forward	3	09/13/2024	214,350	(4,359)
LME Zinc Forward	66	09/16/2024	4,716,888	(31,866)
LME Zinc Forward	11	09/23/2024	787,155	3,284
LME Zinc Forward	3	09/25/2024	214,757	(6,819)
LME Zinc Forward	2	09/27/2024	143,351	(3,949)
LME Zinc Forward	1	09/30/2024	71,698	(1,777)
LME Zinc Forward	7	10/02/2024	502,105	(4,358)
LME Zinc Forward	3	10/04/2024	215,369	(8,581)
LME Zinc Forward	2	10/08/2024	143,640	12,670
LME Zinc Forward	96	10/14/2024	6,903,432	(29,597)
LME Zinc Forward	2	10/15/2024	143,674	12,573
LME Zinc Forward	1	10/18/2024	71,877	464
LME Zinc Forward	1	10/21/2024	71,887	6,256
LME Zinc Forward	9	10/23/2024	647,159	19,157
LME Zinc Forward	8	10/25/2024	575,722	50,020
LME Zinc Forward	6	10/28/2024	431,880	31,739
LME Zinc Forward	3	10/29/2024	215,984	1,391
LME Zinc Forward	1	10/30/2024	72,009	464
LME Zinc Forward	4	11/01/2024	288,272	1,854
LME Zinc Forward	3	11/04/2024	216,259	1,391
LME Zinc Forward	2	11/05/2024	144,209	927
LME Zinc Forward	2	11/06/2024	144,246	8,383
LME Zinc Forward	2	11/08/2024	144,392	6,054
LME Zinc Forward	2	11/11/2024	144,428	9,653
LME Zinc Forward	2	11/12/2024	144,465	7,727
LME Zinc Forward	2	11/13/2024	144,501	7,276

The accompanying notes are an integral part of the consolidated financial statements.

7

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
LME Zinc Forward	1	11/15/2024	$72,324	$2,299
LME Zinc Forward	36	11/18/2024	2,604,303	(820)
LME Zinc Forward	4	11/19/2024	289,367	3,630
LME Zinc Forward	7	11/20/2024	506,392	2,255
LME Zinc Forward	3	11/25/2024	217,204	(2,246)
LME Zinc Forward	12	11/27/2024	869,100	4,313
London Cocoa	60	12/12/2024	4,201,513	(95,359)
London Cocoa	19	03/14/2025	1,160,052	(44,350)
London Cocoa	2	05/14/2025	116,516	(2,981)
London Metals - Aluminum	2,991	09/16/2024	181,994,873	(4,714,230)
London Metals - Aluminum	2	10/14/2024	122,486	(871)
London Metals - Aluminum	1,130	12/16/2024	69,436,240	1,954,620
London Metals - Copper	1,072	09/16/2024	245,026,223	(20,388,613)
London Metals - Copper	1	10/14/2024	229,658	7,489
London Metals - Copper	384	12/16/2024	88,920,187	597,295
London Metals - Lead	648	09/16/2024	32,842,098	(1,963,558)
London Metals - Lead	25	12/16/2024	1,288,256	(7,017)
London Metals - Nickel	240	09/16/2024	23,889,226	(1,170,699)
London Metals - Nickel	43	12/16/2024	4,339,421	(51,601)
London Metals - Tin	1	09/16/2024	162,655	2,555
London Metals - Tin	1	12/16/2024	161,780	5,685
London Metals - Zinc	628	09/16/2024	44,881,904	(1,072,675)
London Metals - Zinc	14	10/14/2024	1,006,751	45,238
London Metals - Zinc	209	12/16/2024	15,173,400	402,590
Long Gilt	1,601	12/27/2024	207,526,135	(464,646)
Low Sulphur Gas Oil	24	10/10/2024	1,681,800	(70,400)
Mexican Peso/US Dollar Cross Currency Rate	3	09/16/2024	76,020	(845)
Micro Gold	26	12/27/2024	657,176	27,483
MSCI EAFE Index	110	09/20/2024	13,521,750	463,205
MSCI Emerging Markets ESG Index	2	09/20/2024	33,220	(135)
MSCI Emerging Markets Index	389	09/20/2024	21,395,000	23,735
MSCI Singapore Index	758	09/27/2024	18,671,911	121,155
Nasdaq 100 Index	168	09/20/2024	65,933,280	(590,362)
NASDAQ 100 Micro Index	4	09/20/2024	156,984	2,531
Natural Gas	5	09/27/2024	163,976	9,483
New Zealand Dollar/US Dollar Cross Currency Rate	292	09/16/2024	18,251,460	11,215
Nifty 50 Index	787	09/26/2024	39,967,008	338,947
Nikkei 225 Index	6	09/12/2024	1,170,450	31,475
Nikkei 225 Index	6	09/12/2024	158,875	1,084
Nikkei 225 Index	220	09/12/2024	29,112,114	98,738
Nikkei 225 Index	9	09/12/2024	1,200,185	12,259
Nikkei 225 Index	2	09/12/2024	529,585	2,668
NY Harbor ULSD	49	09/30/2024	4,688,741	(42,101)
NYSE FANG+ Index	3	09/20/2024	166,923	(9,187)
OMXS30 ESG Index	7	09/20/2024	172,305	3,579
OMXS30 Index	768	09/20/2024	19,444,577	568,343
Platinum	244	10/29/2024	11,372,840	(413,825)
Reformulated Gasoline Blendstock	2	09/30/2024	175,829	(1,218)
Robusta Coffee	315	11/25/2024	15,586,200	2,242,760
Robusta Coffee	79	01/27/2025	3,735,910	517,340
Russell 2000 Index	2	09/20/2024	22,231	637

The accompanying notes are an integral part of the consolidated financial statements.

8

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Russell 2000 Index	421	09/20/2024	$46,796,255	$310,388
S&P 500 Index	5	09/20/2024	141,525	6,999
S&P 500 Index	642	09/20/2024	181,718,100	2,633,081
S&P Mid Cap 400 Index	53	09/20/2024	16,419,930	304,785
S&P Real Estate Select Sector Stock Index	9	09/20/2024	479,925	20,125
S&P/Toronto Stock Exchange 60 Index	429	09/19/2024	89,253,901	2,393,457
SGX FTSE Taiwan Index	172	09/27/2024	12,853,560	11,306
SGX Technically Specified Rubber 20	2	09/30/2024	18,230	775
Short Euro-BTP Fu Dec24	3	12/06/2024	354,402	(88)
Short-term Euro-BTP	1,973	09/06/2024	231,486,453	506,970
Silver	183	12/27/2024	26,665,845	(819,066)
Silver	6	03/27/2025	885,990	(27,075)
South African Rand/US Dollar Cross Currency Rate	4	09/16/2024	112,050	3,263
Soybean Meal	1,213	12/13/2024	37,966,900	111,456
STOXX 600 Bank Spread Index	15	09/20/2024	167,344	6,428
STOXX 600 Utilities Index	16	09/20/2024	352,844	22,268
STOXX Euro ESG-X Index	57	09/20/2024	1,234,323	13,541
STOXX Europe 600 Index	186	09/20/2024	5,406,367	95,235
Sugar #11	228	09/30/2024	4,948,877	(31,695)
Swiss Franc/US Dollar Cross Currency Rate	482	09/16/2024	70,977,513	224,509
Swiss Government Bonds	2	09/06/2024	353,532	(1,882)
Technology Select Sector Index	1	09/20/2024	222,500	(2,020)
Tokyo Price Index	13	09/12/2024	241,477	2,952
TOPIX Index	39	09/12/2024	7,244,305	117,518
Two Year Canadian Government Bonds	752	12/18/2024	58,350,937	(101,877)
U.S. Treasury 10 Year Notes	2,247	12/19/2024	255,174,937	(1,242,728)
U.S. Treasury 2 Year Notes	1,679	12/31/2024	348,471,205	(404,819)
U.S. Treasury 5 Year Note	2,263	12/31/2024	247,568,665	(687,155)
U.S. Treasury Long Bonds	823	12/19/2024	101,331,875	(1,053,570)
U.S. Treasury Ultra Bonds	150	12/19/2024	19,790,625	(293,648)
UK Natural Gas	15	09/27/2024	587,174	2,809
UK Natural Gas	15	10/30/2024	617,225	19,148
US 3 Year Notes	3	12/31/2024	637,430	(1,453)
US Cocoa	176	12/13/2024	13,500,960	843,595
US Cocoa	43	03/14/2025	2,773,070	60,450
US Dollar/Chinese Renminbi Cross Currency Rate	6	09/16/2024	598,455	(9,192)
US Dollar/Norwegian Krone Cross Currency Rate	9	09/16/2024	900,853	(2,911)
US Dollar/Swedish Krona Cross Currency Rate	4	09/16/2024	399,848	(6,065)
Utilities Select Sector Index	10	09/20/2024	770,700	59,980
Wheat	382	12/13/2024	10,533,650	326,619
XAV Health Care Select Sector Index	5	09/20/2024	795,050	46,920
				$(9,610,529)

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(12)	01/31/2025	$4,782,383	$2,125
10 Year Japanese Government Bonds	(9)	09/11/2024	891,135	(1,908)
3 Month Canadian Overnight Repo Rate Average	(158)	06/17/2025	28,334,249	4,350

The accompanying notes are an integral part of the consolidated financial statements.

9

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
3 Month Euribor	(191)	03/17/2025	$51,402,573	$(105,801)
3 Month Euribor	(511)	12/15/2025	138,143,412	(467,377)
3-Month Secured Overnight Financing Rate	(335)	09/16/2025	80,860,625	(471,613)
Arabica Coffee	(40)	12/18/2024	3,660,750	(84,900)
ASX SPI 200 Index	(50)	09/19/2024	6,809,967	(51,204)
AUD/USD Cross Currency Rate	(1,896)	09/16/2024	128,349,720	(1,874,290)
Australian 90 Day Bank Bills	(2)	03/13/2025	1,340,906	1
BIST 30 Index	(550)	10/31/2024	1,855,596	(48,673)
Brazilian Real/US Dollar Cross Currency Rate	(4)	09/30/2024	70,580	1,300
Brent Crude Oil	(3)	09/30/2024	230,790	1,840
Brent Crude Oil	(105)	09/30/2024	8,077,650	133,378
Brent Crude Oil	(45)	10/31/2024	3,430,800	30,020
Brent Crude Oil	(33)	11/29/2024	2,498,760	24,390
British Pound/US Dollar Cross Currency Rate	(139)	09/16/2024	11,402,344	(310,739)
CAC40 10 Euro Index	(159)	09/20/2024	13,443,774	(570,892)
Canadian 10 Year Government Bonds	(1,238)	12/18/2024	113,047,364	820,495
Canadian Canola Oil	(491)	11/14/2024	4,479,170	(98,487)
Canadian Canola Oil	(54)	01/14/2025	499,910	(14,832)
Canadian Dollar/US Dollar Cross Currency Rate	(1,655)	09/17/2024	122,776,175	(1,449,455)
Copper	(538)	12/27/2024	56,644,675	54,613
Corn No. 2 Yellow	(2,406)	12/13/2024	48,240,300	2,878,675
Corn No. 2 Yellow	(1,419)	03/14/2025	29,728,050	616,538
Corn No. 2 Yellow	(82)	05/14/2025	1,755,825	96,288
Cotton No.2	(862)	12/06/2024	30,165,690	1,326,745
Cotton No.2	(98)	03/07/2025	3,510,850	46,625
Crude Oil	(124)	09/20/2024	9,120,200	201,550
Crude Oil	(13)	10/22/2024	944,450	6,820
Crude Oil	(99)	11/20/2024	7,117,110	76,890
Crude Oil	(13)	12/19/2024	927,680	24,110
Crude Oil	(6)	01/21/2025	425,820	5,250
Crude Palm Oil	(7)	12/13/2024	159,717	(11,243)
Crude Soybean Oil	(1,267)	12/13/2024	31,936,002	680,646
Crude Soybean Oil	(162)	01/14/2025	4,088,232	140,634
Crude Soybean Oil	(11)	03/14/2025	278,520	13,500
Dollar Index	(420)	09/16/2024	42,682,080	(83,140)
Euro STOXX 50 Quanto Index	(197)	09/20/2024	10,825,037	(572,675)
Euro/Pound Sterling Cross Currency Rate	(2)	09/16/2024	276,663	1,642
Euro/US Dollar Cross Currency Rate	(912)	09/16/2024	126,078,300	(2,907,247)
Euro-BOBL	(88)	09/06/2024	11,446,372	12,767
Euro-BOBL	(676)	12/06/2024	88,892,898	28,530
Euro-BTP Italian Government Bonds	(1)	09/06/2024	131,399	107
Euro-Bund	(251)	09/06/2024	37,154,049	(373,526)
Euro-Bund	(182)	12/06/2024	26,837,783	17,498
Euro-Schatz	(655)	09/06/2024	76,914,442	(479,698)
European Rapeseed	(126)	10/31/2024	3,274,830	(110,692)
European Rapeseed	(20)	01/31/2025	521,472	(12,532)
Feeder Cattle	(74)	10/31/2024	8,796,750	(3,450)
Feeder Cattle	(15)	11/21/2024	1,764,375	475
Feeder Cattle	(1)	01/30/2025	116,125	938
French Government Bonds	(5)	09/06/2024	696,789	(671)
FTSE 100 Index	(407)	09/20/2024	44,832,324	93,323

The accompanying notes are an integral part of the consolidated financial statements.

10

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
FTSE China A50 Index	(1,821)	09/27/2024	$21,396,750	$(100,940)
German Stock Index	(60)	09/20/2024	31,422,650	(1,144,255)
Gold	(99)	12/27/2024	25,023,240	(237,190)
Hang Seng Index	(115)	09/27/2024	13,236,105	(143,726)
Hang Seng TECH Index	(102)	09/27/2024	2,336,851	(81,510)
Hard Red Winter Wheat	(552)	12/13/2024	15,600,900	119,184
Hard Red Winter Wheat	(89)	03/14/2025	2,570,987	28,225
ICE 3 Month SONIA Rate	(56)	03/17/2026	17,710,522	(18,485)
ICE European Climate Exchange Emissions	(20)	12/16/2024	1,554,192	(89,803)
Indian Rupee/US Dollar Cross Currency Rate	(8)	09/26/2024	190,688	(128)
Indian Rupee/US Dollar Cross Currency Rate	(2)	09/26/2024	119,120	(40)
Japanese 10 Year Government Bonds	(62)	09/12/2024	61,376,565	(426,226)
Japanese Yen/US Dollar Cross Currency Rate	(438)	09/16/2024	37,558,500	(13,089)
Lean Hogs	(15)	10/14/2024	493,350	(49,590)
Lean Hogs	(168)	12/13/2024	4,890,480	(229,710)
Lean Hogs	(197)	02/14/2025	5,939,550	(223,190)
Light Sweet Crude Oil	(8)	09/19/2024	294,200	8,838
Live Cattle	(5)	10/31/2024	357,200	(2,090)
Live Cattle	(18)	12/31/2024	1,278,360	(2,290)
Live Cattle	(99)	02/28/2025	7,066,620	(250)
Live Cattle	(14)	04/30/2025	1,008,980	3,660
LME Aluminum Forward	(1)	09/02/2024	60,611	5,589
LME Aluminum Forward	(1)	09/03/2024	60,591	(4,239)
LME Aluminum Forward	(3)	09/06/2024	182,182	10,831
LME Aluminum Forward	(2)	09/09/2024	121,493	5,657
LME Aluminum Forward	(2)	09/10/2024	121,532	5,218
LME Aluminum Forward	(8)	09/11/2024	486,238	11,594
LME Aluminum Forward	(3)	09/13/2024	182,502	3,561
LME Aluminum Forward	(142)	09/16/2024	8,640,345	138,823
LME Aluminum Forward	(4)	09/17/2024	243,390	6,623
LME Aluminum Forward	(5)	09/18/2024	304,305	9,133
LME Aluminum Forward	(18)	09/23/2024	1,096,717	(75,672)
LME Aluminum Forward	(1)	09/25/2024	60,956	1,782
LME Aluminum Forward	(2)	10/02/2024	122,125	4,325
LME Aluminum Forward	(245)	10/14/2024	15,004,596	(815,370)
LME Aluminum Forward	(6)	10/15/2024	366,859	7,428
LME Aluminum Forward	(10)	10/16/2024	610,432	9,361
LME Aluminum Forward	(3)	10/18/2024	183,012	(9,637)
LME Aluminum Forward	(3)	10/21/2024	182,953	(9,153)
LME Aluminum Forward	(4)	10/22/2024	243,994	(13,626)
LME Aluminum Forward	(19)	10/23/2024	1,159,242	(78,755)
LME Aluminum Forward	(4)	10/25/2024	244,280	(17,967)
LME Aluminum Forward	(5)	10/28/2024	305,421	(27,796)
LME Aluminum Forward	(4)	10/29/2024	244,417	(14,629)
LME Aluminum Forward	(4)	10/30/2024	244,497	(15,172)
LME Aluminum Forward	(5)	11/01/2024	305,611	(23,311)
LME Aluminum Forward	(2)	11/04/2024	122,242	(8,492)
LME Aluminum Forward	(2)	11/06/2024	122,165	(6,428)
LME Aluminum Forward	(3)	11/08/2024	183,319	(632)
LME Aluminum Forward	(1)	11/11/2024	61,112	1,200
LME Aluminum Forward	(6)	11/13/2024	366,675	(113)

The accompanying notes are an integral part of the consolidated financial statements.

11

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
LME Aluminum Forward	(2)	11/15/2024	$122,262	$2,438
LME Aluminum Forward	(157)	11/18/2024	9,597,606	78,642
LME Aluminum Forward	(1)	11/20/2024	61,101	1,961
LME Aluminum Forward	(5)	11/25/2024	305,787	6,213
LME Aluminum Forward	(15)	11/27/2024	917,625	18,738
LME Copper Forward	(1)	09/02/2024	227,998	21,627
LME Copper Forward	(1)	09/03/2024	227,953	24,984
LME Copper Forward	(1)	09/04/2024	228,087	(1,610)
LME Copper Forward	(4)	09/09/2024	913,236	46,041
LME Copper Forward	(3)	09/10/2024	685,060	53,177
LME Copper Forward	(9)	09/11/2024	2,055,505	131,029
LME Copper Forward	(3)	09/13/2024	685,600	35,250
LME Copper Forward	(35)	09/16/2024	7,999,923	521,492
LME Copper Forward	(1)	09/18/2024	228,569	(1,672)
LME Copper Forward	(1)	09/23/2024	228,782	12,782
LME Copper Forward	(1)	10/02/2024	229,170	(1,693)
LME Copper Forward	(1)	10/04/2024	229,370	(1,766)
LME Copper Forward	(1)	10/08/2024	229,451	15,674
LME Copper Forward	(1)	10/11/2024	229,632	(1,914)
LME Copper Forward	(43)	10/14/2024	9,875,272	(60,421)
LME Copper Forward	(1)	10/15/2024	229,657	11,618
LME Copper Forward	(3)	10/16/2024	688,972	15,090
LME Copper Forward	(1)	10/23/2024	230,067	568
LME Copper Forward	(2)	11/04/2024	460,996	(18,208)
LME Copper Forward	(1)	11/05/2024	230,514	(10,114)
LME Copper Forward	(2)	11/06/2024	461,060	(18,010)
LME Copper Forward	(1)	11/08/2024	230,580	(6,443)
LME Copper Forward	(4)	11/13/2024	922,395	(7,926)
LME Copper Forward	(1)	11/15/2024	230,742	(143)
LME Copper Forward	(18)	11/18/2024	4,153,356	23,454
LME Copper Forward	(2)	11/20/2024	461,284	1,305
LME Copper Forward	(1)	11/25/2024	230,808	629
LME Copper Forward	(2)	11/27/2024	461,750	4,375
LME Lead Forward	(2)	09/02/2024	101,090	4,293
LME Lead Forward	(1)	09/03/2024	50,558	(362)
LME Lead Forward	(2)	09/03/2024	101,065	4,212
LME Lead Forward	(1)	09/04/2024	50,570	(362)
LME Lead Forward	(3)	09/06/2024	151,861	14,127
LME Lead Forward	(3)	09/09/2024	151,898	11,427
LME Lead Forward	(3)	09/10/2024	151,936	11,427
LME Lead Forward	(13)	09/11/2024	658,551	40,799
LME Lead Forward	(5)	09/13/2024	253,386	13,386
LME Lead Forward	(46)	09/16/2024	2,331,383	149,011
LME Lead Forward	(7)	09/17/2024	354,688	18,650
LME Lead Forward	(3)	09/18/2024	151,972	(971)
LME Lead Forward	(3)	09/20/2024	152,060	(947)
LME Lead Forward	(1)	09/23/2024	50,694	(285)
LME Lead Forward	(1)	09/25/2024	50,727	4,348
LME Lead Forward	(77)	10/14/2024	3,928,251	30,658
LME Lead Forward	(1)	10/16/2024	51,035	2,565
LME Lead Forward	(3)	10/18/2024	153,202	4,011

The accompanying notes are an integral part of the consolidated financial statements.

12

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
LME Lead Forward	(3)	10/21/2024	$153,224	$1,051
LME Lead Forward	(3)	10/22/2024	153,246	1,129
LME Lead Forward	(20)	10/23/2024	1,021,790	(2,215)
LME Lead Forward	(7)	10/25/2024	357,833	4,655
LME Lead Forward	(5)	10/28/2024	255,633	(683)
LME Lead Forward	(3)	10/29/2024	153,401	1,536
LME Lead Forward	(7)	10/30/2024	357,989	4,786
LME Lead Forward	(1)	11/04/2024	51,178	(2,178)
LME Lead Forward	(1)	11/05/2024	51,186	(1,911)
LME Lead Forward	(2)	11/06/2024	102,386	(2,461)
LME Lead Forward	(5)	11/08/2024	256,113	3,029
LME Lead Forward	(2)	11/11/2024	102,460	1,526
LME Lead Forward	(6)	11/12/2024	307,424	2,754
LME Lead Forward	(6)	11/13/2024	307,469	4,640
LME Lead Forward	(61)	11/18/2024	3,128,187	40,269
LME Lead Forward	(1)	11/20/2024	51,257	550
LME Lead Forward	(15)	11/27/2024	769,875	11,438
LME Nickel Forward	(2)	09/02/2024	198,507	31,293
LME Nickel Forward	(2)	09/03/2024	198,549	25,041
LME Nickel Forward	(1)	09/03/2024	99,232	18,068
LME Nickel Forward	(3)	09/04/2024	297,883	31,337
LME Nickel Forward	(1)	09/06/2024	99,373	8,477
LME Nickel Forward	(2)	09/09/2024	198,790	15,380
LME Nickel Forward	(1)	09/10/2024	99,416	8,524
LME Nickel Forward	(4)	09/11/2024	397,746	25,644
LME Nickel Forward	(3)	09/13/2024	298,561	13,589
LME Nickel Forward	(34)	09/16/2024	3,384,307	131,914
LME Nickel Forward	(1)	09/17/2024	99,538	4,022
LME Nickel Forward	(3)	09/18/2024	298,615	13,235
LME Nickel Forward	(1)	09/20/2024	99,603	4,137
LME Nickel Forward	(1)	09/24/2024	99,635	3,655
LME Nickel Forward	(1)	09/27/2024	99,716	4,804
LME Nickel Forward	(41)	10/14/2024	4,098,308	(1,243)
LME Nickel Forward	(1)	10/16/2024	99,986	(1,106)
LME Nickel Forward	(2)	10/21/2024	200,109	(6,849)
LME Nickel Forward	(1)	10/22/2024	100,068	(4,368)
LME Nickel Forward	(14)	10/23/2024	1,401,144	(75,144)
LME Nickel Forward	(2)	10/25/2024	200,229	(9,579)
LME Nickel Forward	(1)	10/28/2024	100,136	(4,736)
LME Nickel Forward	(3)	10/29/2024	300,457	4,589
LME Nickel Forward	(1)	10/30/2024	100,169	(2,159)
LME Nickel Forward	(1)	11/04/2024	100,259	1,576
LME Nickel Forward	(2)	11/05/2024	200,556	(954)
LME Nickel Forward	(3)	11/06/2024	300,893	(26)
LME Nickel Forward	(4)	11/08/2024	401,503	1,687
LME Nickel Forward	(5)	11/11/2024	501,956	3,388
LME Nickel Forward	(2)	11/13/2024	200,844	(2,003)
LME Nickel Forward	(2)	11/15/2024	200,967	(56)
LME Nickel Forward	(47)	11/18/2024	4,722,594	41,973
LME Nickel Forward	(1)	11/19/2024	100,475	1,548
LME Nickel Forward	(1)	11/20/2024	100,475	1,548

The accompanying notes are an integral part of the consolidated financial statements.

13

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
LME Nickel Forward	(6)	11/27/2024	$603,576	$8,244
LME Tin Forward	(1)	09/02/2024	162,540	(2,365)
LME Tin Forward	(1)	09/03/2024	162,549	(3,549)
LME Tin Forward	(2)	09/23/2024	325,348	(33,138)
LME Tin Forward	(1)	10/08/2024	162,714	561
LME Tin Forward	(2)	10/09/2024	325,433	14,167
LME Tin Forward	(1)	10/18/2024	162,567	(11,292)
LME Tin Forward	(1)	10/22/2024	162,486	(12,186)
LME Tin Forward	(2)	10/23/2024	324,890	(30,865)
LME Tin Forward	(1)	11/20/2024	162,230	785
LME Tin Forward	(1)	11/27/2024	161,730	1,295
LME Zinc Forward	(1)	09/02/2024	71,192	1,758
LME Zinc Forward	(1)	09/03/2024	71,214	736
LME Zinc Forward	(1)	09/03/2024	71,168	1,444
LME Zinc Forward	(7)	09/04/2024	498,652	(2,902)
LME Zinc Forward	(2)	09/06/2024	142,649	(4,864)
LME Zinc Forward	(1)	09/09/2024	71,342	(1,705)
LME Zinc Forward	(2)	09/10/2024	142,721	(33)
LME Zinc Forward	(5)	09/11/2024	356,891	(9,770)
LME Zinc Forward	(3)	09/13/2024	214,350	(4,413)
LME Zinc Forward	(66)	09/16/2024	4,716,888	88,984
LME Zinc Forward	(11)	09/23/2024	787,155	(58,874)
LME Zinc Forward	(3)	09/25/2024	214,757	(10,392)
LME Zinc Forward	(2)	09/27/2024	143,351	(3,717)
LME Zinc Forward	(1)	09/30/2024	71,698	(463)
LME Zinc Forward	(7)	10/02/2024	502,105	(38,414)
LME Zinc Forward	(3)	10/04/2024	215,369	(19,007)
LME Zinc Forward	(2)	10/08/2024	143,640	3,098
LME Zinc Forward	(96)	10/14/2024	6,903,432	(513,385)
LME Zinc Forward	(2)	10/15/2024	143,674	(886)
LME Zinc Forward	(1)	10/18/2024	71,877	(3,252)
LME Zinc Forward	(1)	10/21/2024	71,887	(4,749)
LME Zinc Forward	(9)	10/23/2024	647,159	(25,396)
LME Zinc Forward	(8)	10/25/2024	575,722	(32,485)
LME Zinc Forward	(6)	10/28/2024	431,880	(38,443)
LME Zinc Forward	(3)	10/29/2024	215,984	(13,534)
LME Zinc Forward	(1)	10/30/2024	72,009	(5,109)
LME Zinc Forward	(4)	11/01/2024	288,272	(29,360)
LME Zinc Forward	(3)	11/04/2024	216,259	(20,846)
LME Zinc Forward	(2)	11/05/2024	144,209	(16,659)
LME Zinc Forward	(3)	11/06/2024	216,368	(13,809)
LME Zinc Forward	(4)	11/08/2024	288,783	(4,685)
LME Zinc Forward	(1)	11/11/2024	72,214	(463)
LME Zinc Forward	(1)	11/12/2024	72,232	(463)
LME Zinc Forward	(1)	11/13/2024	72,251	(463)
LME Zinc Forward	(1)	11/15/2024	72,324	(462)
LME Zinc Forward	(33)	11/18/2024	2,387,278	(64,199)
LME Zinc Forward	(4)	11/19/2024	289,367	(1,849)
LME Zinc Forward	(3)	11/20/2024	217,025	(1,387)
LME Zinc Forward	(4)	11/27/2024	289,700	(1,150)
London Cocoa	(3)	03/14/2025	183,166	946

The accompanying notes are an integral part of the consolidated financial statements.

14

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
London Metals - Aluminum	(2,991)	09/16/2024	$181,994,873	$3,041,123
London Metals - Aluminum	(5)	10/14/2024	306,216	(17,591)
London Metals - Aluminum	(1,197)	12/16/2024	73,553,256	(4,277,813)
London Metals - Copper	(1,072)	09/16/2024	245,026,223	16,649,814
London Metals - Copper	(386)	12/16/2024	89,383,313	(1,840,434)
London Metals - Lead	(648)	09/16/2024	32,842,098	1,842,321
London Metals - Lead	(3)	10/14/2024	153,049	(1,530)
London Metals - Lead	(296)	12/16/2024	15,252,954	(184,481)
London Metals - Nickel	(240)	09/16/2024	23,889,226	1,335,738
London Metals - Nickel	(4)	10/14/2024	399,835	(8,551)
London Metals - Nickel	(161)	12/16/2024	16,247,599	(235,940)
London Metals - Tin	(1)	09/16/2024	162,655	(6,655)
London Metals - Zinc	(628)	09/16/2024	44,881,904	(1,999,651)
London Metals - Zinc	(10)	10/14/2024	719,108	27,913
London Metals - Zinc	(10)	11/18/2024	723,418	(33,030)
London Metals - Zinc	(192)	12/16/2024	13,939,200	(751,351)
Long Gilt	(157)	12/27/2024	20,350,783	194,080
Low Sulphur Gas Oil	(175)	10/10/2024	12,263,125	336,396
Low Sulphur Gas Oil	(70)	11/12/2024	4,894,750	156,525
Low Sulphur Gas Oil	(55)	12/12/2024	3,830,750	143,150
Low Sulphur Gas Oil	(20)	01/10/2025	1,392,000	54,225
Lumber	(4)	11/15/2024	56,925	(434)
Maize	(9)	11/05/2024	99,113	(1,271)
Mexican Peso/US Dollar Cross Currency Rate	(497)	09/16/2024	12,593,980	330,368
Milling Wheat No. 2	(10)	09/10/2024	113,718	(525)
Milling Wheat No. 2	(581)	12/10/2024	6,952,219	103,023
Milling Wheat No. 2	(661)	03/10/2025	8,165,230	135,149
Milling Wheat No. 2	(32)	05/12/2025	402,808	4,836
MSCI China A 50 Index	(4)	09/20/2024	186,540	(4,240)
Natural Gas	(15)	09/25/2024	79,762	3,850
Natural Gas	(813)	09/26/2024	17,292,510	1,351,877
Natural Gas	(750)	10/29/2024	18,735,000	2,084,530
Natural Gas	(287)	11/26/2024	8,716,190	612,750
Natural Gas	(185)	12/27/2024	6,158,650	378,570
New Zealand Dollar/US Dollar Cross Currency Rate	(73)	09/16/2024	4,562,865	(162,722)
Nikkei 225 Index	(7)	09/12/2024	1,853,547	(35,912)
NY Harbor ULSD	(575)	09/30/2024	55,020,945	1,598,446
NY Harbor ULSD	(70)	10/31/2024	6,743,478	205,195
NY Harbor ULSD	(71)	11/29/2024	6,862,775	252,773
NY Harbor ULSD	(34)	12/31/2024	3,296,395	92,434
Oats	(5)	12/13/2024	84,500	(4,588)
OMXS30 Index	(59)	09/20/2024	1,493,789	(39,555)
Palladium	(59)	12/27/2024	5,680,520	(141,770)
Phelix DE Baseload Quarterly	(1)	09/26/2024	237,712	7,081
Platinum	(169)	10/29/2024	7,877,090	29,080
Red Spring Wheat	(187)	12/13/2024	5,614,675	34,675
Red Spring Wheat	(55)	03/14/2025	1,709,813	(33,813)
Reformulated Gasoline Blendstock	(233)	09/30/2024	20,484,055	399,616
Reformulated Gasoline Blendstock	(60)	10/31/2024	5,177,592	18,803
Reformulated Gasoline Blendstock	(32)	11/29/2024	2,717,030	20,630
Reformulated Gasoline Blendstock	(25)	12/31/2024	2,108,190	34,784

The accompanying notes are an integral part of the consolidated financial statements.

15

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Rough Rice	(17)	11/14/2024	$502,690	$5,950
Russell 2000 Index	(1)	09/20/2024	111,155	(1,390)
S&P 500 Index	(34)	09/20/2024	9,623,700	(198,950)
SGX TSI Iron Ore	(214)	09/30/2024	2,158,832	(143,407)
SGX TSI Iron Ore	(300)	10/30/2024	3,030,900	(46,500)
SGX TSI Iron Ore	(104)	11/29/2024	1,051,232	(23,580)
SGX TSI Iron Ore	(64)	12/31/2024	646,848	(20,865)
Silver	(16)	12/27/2024	2,331,440	36,810
Soybean Meal	(841)	12/13/2024	26,323,300	554,540
Soybean Meal	(200)	01/14/2025	6,278,000	313,800
Soybeans	(1,198)	11/14/2024	59,900,000	3,859,674
Soybeans	(115)	01/14/2025	5,847,750	611,438
Soybeans	(486)	03/14/2025	25,071,525	919,250
Sugar #11	(1,000)	09/30/2024	21,705,600	(748,669)
Sugar #11	(448)	02/28/2025	9,864,602	(426,440)
Sugar #11	(123)	04/30/2025	2,598,154	(132,765)
Sugar #11	(12)	06/30/2025	246,758	(8,366)
Swiss Franc/US Dollar Cross Currency Rate	(18)	09/16/2024	2,650,613	(124,975)
TOPIX Index	(3)	09/12/2024	557,254	(33,792)
Turkish Dollar	(161)	09/30/2024	166,708	201
U.S. Treasury 10 Year Notes	(1,645)	12/19/2024	186,810,312	644,609
U.S. Treasury 2 Year Notes	(75)	12/31/2024	15,566,016	23,539
U.S. Treasury 5 Year Note	(66)	12/31/2024	7,220,297	16,406
U.S. Treasury Ultra Bonds	(9)	12/19/2024	1,187,438	6,561
UK Natural Gas	(5)	09/27/2024	195,725	(4,804)
Wheat	(1,296)	12/13/2024	35,737,200	1,913,663
Wheat	(161)	03/14/2025	4,606,613	53,075
Wheat	(23)	05/14/2025	671,313	(450)
White Sugar	(26)	09/13/2024	710,840	(21,675)
White Sugar	(221)	11/15/2024	5,889,650	(221,745)
White Sugar	(74)	02/13/2025	1,954,710	(69,705)
WTI Light Sweet Crude Oil	(7)	10/21/2024	508,550	6,310
WTI Light Sweet Crude Oil	(5)	11/19/2024	359,450	490
WTI Light Sweet Crude Oil	(5)	12/18/2024	356,800	(1,270)
WTI Light Sweet Crude Oil	(6)	01/17/2025	425,820	5,410
				$22,814,132
Total Futures Contracts				$13,203,603

The accompanying notes are an integral part of the consolidated financial statements.

16

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Forward foreign currency contracts outstanding as of August 31, 2024 were as follows:

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
09/25/2024	AUD	30,600,000	CAD	28,042,115	Bank of America	$(100,270)
09/25/2024	AUD	4,129,862	EUR	2,500,000	Bank of America	30,340
09/03/2024	AUD	1,450,756	GBP	750,000	Bank of America	(2,970)
09/25/2024	AUD	3,648,508	GBP	1,875,000	Bank of America	8,069
09/25/2024	AUD	9,000,000	JPY	880,896,270	Bank of America	47,131
09/25/2024	AUD	34,200,000	NZD	37,565,796	Bank of America	(322,777)
09/03/2024	AUD	89,673,991	USD	60,923,626	Bank of America	(220,768)
09/18/2024	AUD	134,105,000	USD	90,206,152	Bank of America	607,065
09/25/2024	AUD	25,200,000	USD	17,119,042	Bank of America	(51,259)
10/17/2024	AUD	100,089,000	USD	65,083,658	Bank of America	2,738,299
09/04/2024	BRL	123,585,561	USD	22,082,960	Bank of America	(165,020)
10/02/2024	BRL	68,828,011	USD	12,500,000	Bank of America	(334,523)
09/25/2024	CAD	731,715	AUD	800,000	Bank of America	1,573
09/03/2024	CAD	2,303,057	EUR	1,542,335	Bank of America	3,966
09/25/2024	CAD	3,944,210	EUR	2,625,000	Bank of America	24,036
09/25/2024	CAD	4,800,000	JPY	515,832,338	Bank of America	22,849
09/03/2024	CAD	178,511,938	USD	132,327,638	Bank of America	151,984
09/18/2024	CAD	163,621,297	USD	120,171,489	Bank of America	1,315,100
09/18/2024	CHF	9,140,910	EUR	9,700,000	Bank of America	45,762
09/25/2024	CHF	15,948,714	EUR	16,750,000	Bank of America	282,118
09/25/2024	CHF	1,254,740	GBP	1,125,000	Bank of America	2,777
09/25/2024	CHF	10,250,000	JPY	1,746,442,750	Bank of America	103,454
09/03/2024	CHF	47,307,653	USD	56,202,492	Bank of America	(523,391)
09/18/2024	CHF	64,006,654	USD	74,676,471	Bank of America	789,667
09/25/2024	CHF	11,750,000	USD	13,685,032	Bank of America	180,047
10/17/2024	CHF	10,064,000	USD	11,940,044	Bank of America	(31,493)
09/03/2024	CLP	191,196,000	USD	202,892	Bank of America	6,343
09/05/2024	CLP	188,113,299	USD	200,000	Bank of America	5,855
09/06/2024	CLP	285,011,490	USD	300,000	Bank of America	11,887
09/09/2024	CLP	286,827,690	USD	300,000	Bank of America	13,860
09/12/2024	CLP	184,002,820	USD	200,000	Bank of America	1,335
09/13/2024	CLP	366,741,880	USD	400,000	Bank of America	1,281
09/16/2024	CLP	182,923,660	USD	200,000	Bank of America	142
09/23/2024	CLP	6,048,581,684	USD	6,550,000	Bank of America	67,223
09/27/2024	CLP	274,172,000	USD	300,000	Bank of America	(71)
09/03/2024	CNH	39,940,360	USD	5,633,748	Bank of America	3,082
09/19/2024	CNH	242,228,901	USD	33,994,031	Bank of America	258,056
09/25/2024	CNH	70,386,846	USD	9,900,000	Bank of America	60,316
09/03/2024	COP	820,394,632	USD	200,000	Bank of America	(3,930)
09/06/2024	COP	1,648,000,800	USD	400,000	Bank of America	(6,361)
09/18/2024	COP	18,199,005,645	USD	4,450,000	Bank of America	(109,948)
09/20/2024	COP	403,272,316	USD	100,000	Bank of America	(3,854)
09/23/2024	COP	1,209,162,000	USD	300,000	Bank of America	(11,834)
09/27/2024	COP	832,662,000	USD	200,000	Bank of America	(1,666)
09/18/2024	CZK	110,384,088	EUR	4,400,000	Bank of America	8,141
09/03/2024	CZK	4,514,672	USD	200,000	Bank of America	(638)
09/25/2024	CZK	2,241,657	USD	100,000	Bank of America	(961)
09/25/2024	EUR	14,125,000	AUD	23,277,390	Bank of America	(133,268)
09/03/2024	EUR	542,335	CAD	809,791	Bank of America	(1,366)

The accompanying notes are an integral part of the consolidated financial statements.

17

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
09/25/2024	EUR	24,000,000	CAD	36,246,802	Bank of America	$(357,480)
09/18/2024	EUR	10,650,000	CHF	10,078,026	Bank of America	(99,612)
09/18/2024	EUR	5,750,000	CZK	145,067,457	Bank of America	(46,664)
09/03/2024	EUR	2,744,593	GBP	2,308,569	Bank of America	2,422
09/18/2024	EUR	650,000	GBP	556,402	Bank of America	(11,726)
09/25/2024	EUR	8,200,000	GBP	6,970,712	Bank of America	(81,816)
09/18/2024	EUR	1,300,000	HUF	515,323,473	Bank of America	(10,267)
09/25/2024	EUR	1,700,000	HUF	673,125,798	Bank of America	(10,242)
09/18/2024	EUR	9,150,000	JPY	1,473,877,774	Bank of America	13,386
09/25/2024	EUR	9,200,000	JPY	1,492,956,588	Bank of America	(69,325)
09/03/2024	EUR	772,863	NOK	9,000,000	Bank of America	5,786
09/18/2024	EUR	60,271,326	NOK	720,463,129	Bank of America	(1,278,879)
09/25/2024	EUR	14,375,000	NOK	168,285,207	Bank of America	32,593
09/03/2024	EUR	649,573	PLN	2,783,793	Bank of America	(402)
09/18/2024	EUR	4,207,433	PLN	18,238,239	Bank of America	(51,772)
09/03/2024	EUR	1,586,411	SEK	18,000,000	Bank of America	569
09/18/2024	EUR	25,822,688	SEK	298,325,587	Bank of America	(513,425)
09/25/2024	EUR	13,625,000	SEK	155,647,436	Bank of America	(100,007)
09/03/2024	EUR	62,616,464	USD	69,666,282	Bank of America	(437,369)
09/18/2024	EUR	136,878,000	USD	151,112,115	Bank of America	324,327
09/25/2024	EUR	17,875,000	USD	19,849,331	Bank of America	(66,805)
10/17/2024	EUR	129,983,000	USD	143,218,864	Bank of America	789,707
09/25/2024	GBP	14,875,000	AUD	28,707,634	Bank of America	96,638
09/03/2024	GBP	709,246	EUR	841,906	Bank of America	689
09/18/2024	GBP	39,008,834	EUR	45,750,000	Bank of America	623,967
09/25/2024	GBP	31,166,036	EUR	36,500,000	Bank of America	545,284
09/25/2024	GBP	5,625,000	JPY	1,069,016,119	Bank of America	48,926
09/03/2024	GBP	78,055,314	USD	103,166,708	Bank of America	(651,191)
09/18/2024	GBP	148,008,000	USD	190,678,149	Bank of America	3,737,444
09/25/2024	GBP	17,062,500	USD	22,171,401	Bank of America	242,265
10/17/2024	GBP	780,000	USD	990,465	Bank of America	34,294
09/18/2024	HUF	2,801,197,898	EUR	7,100,000	Bank of America	18,797
09/25/2024	HUF	78,849,868	EUR	200,000	Bank of America	246
09/03/2024	HUF	637,197,023	USD	1,800,000	Bank of America	(7,979)
09/25/2024	HUF	1,059,925,000	USD	3,000,000	Bank of America	(21,337)
10/17/2024	HUF	2,737,500,000	USD	7,494,087	Bank of America	193,092
09/18/2024	IDR	73,212,914,177	USD	4,700,000	Bank of America	33,515
09/27/2024	IDR	62,049,872,000	USD	4,000,000	Bank of America	10,383
09/03/2024	ILS	2,541,274	USD	700,000	Bank of America	(1,102)
09/18/2024	ILS	17,618,036	USD	4,750,000	Bank of America	98,257
09/06/2024	INR	1,672,493,008	USD	19,936,904	Bank of America	726
09/09/2024	INR	1,001,074	USD	11,914	Bank of America	19
09/18/2024	INR	386,249,238	USD	4,600,000	Bank of America	2,651
09/03/2024	JPY	85,591,264	CHF	500,000	Bank of America	(2,658)
09/25/2024	JPY	169,635,710	CHF	1,000,000	Bank of America	(15,236)
09/18/2024	JPY	917,239,146	EUR	5,700,000	Bank of America	(14,610)
09/25/2024	JPY	23,834,409	GBP	125,000	Bank of America	(548)
09/03/2024	JPY	354,086,003	USD	2,430,196	Bank of America	(6,689)
09/18/2024	JPY	12,765,676,584	USD	86,894,758	Bank of America	669,240
10/17/2024	JPY	14,900,700,000	USD	103,809,801	Bank of America	(1,153,731)
09/05/2024	KRW	6,813,641,595	USD	5,000,000	Bank of America	102,699

The accompanying notes are an integral part of the consolidated financial statements.

18

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
09/09/2024	KRW	25,366,131,890	USD	18,600,000	Bank of America	$401,683
09/19/2024	KRW	31,715,181,268	USD	23,750,000	Bank of America	23,685
09/23/2024	KRW	7,858,464,185	USD	5,900,000	Bank of America	(7,717)
09/27/2024	KRW	2,399,004,000	USD	1,800,000	Bank of America	(741)
09/30/2024	KRW	3,201,295,090	USD	2,400,000	Bank of America	1,452
10/04/2024	KRW	4,796,802,724	USD	3,600,000	Bank of America	(778)
09/18/2024	MXN	328,720,654	USD	17,701,398	Bank of America	(1,059,840)
10/17/2024	MXN	430,000	USD	21,855	Bank of America	(184)
09/03/2024	NOK	20,645,554	EUR	1,773,138	Bank of America	(13,527)
09/18/2024	NOK	534,319,737	EUR	45,607,484	Bank of America	(56,379)
09/03/2024	NOK	5,500,000	SEK	5,351,029	Bank of America	(2,595)
09/03/2024	NOK	99,867,446	USD	9,509,851	Bank of America	(92,432)
09/18/2024	NOK	405,108,987	USD	38,208,790	Bank of America	4,814
09/25/2024	NOK	56,783,471	USD	5,400,000	Bank of America	(42,911)
09/25/2024	NZD	3,000,000	JPY	267,584,414	Bank of America	38,288
09/03/2024	NZD	20,700,000	USD	12,956,599	Bank of America	(15,702)
09/18/2024	NZD	129,186,000	USD	79,325,337	Bank of America	1,440,736
09/25/2024	NZD	20,300,000	USD	12,634,785	Bank of America	56,808
09/18/2024	PEN	7,660,176	USD	2,050,000	Bank of America	(6,303)
09/18/2024	PHP	333,586,271	USD	5,900,000	Bank of America	40,336
09/27/2024	PHP	28,126,400	USD	500,000	Bank of America	840
09/03/2024	PLN	1,500,000	EUR	349,702	Bank of America	559
09/18/2024	PLN	123,877,580	EUR	28,658,621	Bank of America	262,102
09/25/2024	PLN	9,406,259	EUR	2,200,000	Bank of America	(7,592)
09/25/2024	PLN	57,401,919	USD	14,900,000	Bank of America	(88,073)
10/17/2024	PLN	54,640,000	USD	13,827,949	Bank of America	265,142
09/03/2024	SEK	107,448,812	EUR	9,475,056	Bank of America	(9,114)
09/18/2024	SEK	348,793,387	EUR	30,668,921	Bank of America	71,658
09/25/2024	SEK	63,776,486	EUR	5,612,221	Bank of America	8,461
09/25/2024	SEK	130,292,663	NOK	133,500,000	Bank of America	111,644
09/03/2024	SEK	36,022,305	USD	3,522,947	Bank of America	(14,034)
09/18/2024	SEK	276,686,417	USD	26,935,638	Bank of America	37,474
09/25/2024	SEK	68,999,335	USD	6,700,000	Bank of America	28,929
10/17/2024	SEK	37,770,000	USD	3,578,917	Bank of America	109,250
09/18/2024	SGD	19,978,016	USD	15,200,000	Bank of America	127,254
09/25/2024	SGD	49,091,700	USD	37,600,000	Bank of America	79,284
09/18/2024	THB	214,000,024	USD	6,200,000	Bank of America	132,932
09/18/2024	TRY	36,500,000	USD	1,021,565	Bank of America	24,037
09/18/2024	TWD	224,797,376	USD	7,050,000	Bank of America	(7,974)
09/27/2024	TWD	12,735,050	USD	400,000	Bank of America	(669)
09/18/2024	USD	63,767,743	AUD	96,638,000	Bank of America	(1,673,571)
09/25/2024	USD	10,436,497	AUD	15,500,000	Bank of America	(61,544)
10/17/2024	USD	66,384,176	AUD	100,089,000	Bank of America	(1,437,781)
09/04/2024	USD	21,872,176	BRL	123,603,626	Bank of America	(48,968)
10/02/2024	USD	25,400,000	BRL	143,582,345	Bank of America	21,558
09/18/2024	USD	159,728,941	CAD	218,804,163	Bank of America	(2,730,177)
09/25/2024	USD	25,955,750	CAD	35,300,000	Bank of America	(259,742)
09/03/2024	USD	5,465,678	CHF	4,599,697	Bank of America	52,030
09/18/2024	USD	71,483,320	CHF	62,623,283	Bank of America	(2,351,773)
09/25/2024	USD	2,952,156	CHF	2,500,000	Bank of America	2,139
09/03/2024	USD	200,000	CLP	191,196,000	Bank of America	(9,236)

The accompanying notes are an integral part of the consolidated financial statements.

19

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
09/05/2024	USD	200,000	CLP	187,260,000	Bank of America	$(4,921)
09/06/2024	USD	300,000	CLP	279,901,815	Bank of America	(6,295)
09/09/2024	USD	300,000	CLP	280,915,694	Bank of America	(7,391)
09/12/2024	USD	200,000	CLP	187,887,520	Bank of America	(5,586)
09/13/2024	USD	400,000	CLP	373,252,340	Bank of America	(8,405)
09/16/2024	USD	200,000	CLP	186,442,340	Bank of America	(3,992)
09/23/2024	USD	4,500,000	CLP	4,204,381,950	Bank of America	(99,645)
09/27/2024	USD	300,000	CLP	277,359,000	Bank of America	(3,416)
10/03/2024	USD	200,000	CLP	184,050,020	Bank of America	(1,325)
10/04/2024	USD	600,000	CLP	549,808,000	Bank of America	(1,405)
09/03/2024	USD	1,834,138	CNH	13,000,000	Bank of America	(567)
09/19/2024	USD	38,380,642	CNH	276,369,627	Bank of America	(699,074)
09/25/2024	USD	9,100,000	CNH	64,681,626	Bank of America	(52,981)
09/03/2024	USD	204,238	COP	820,394,632	Bank of America	8,168
09/06/2024	USD	400,000	COP	1,655,894,736	Bank of America	4,475
10/03/2024	USD	200,000	COP	832,755,368	Bank of America	1,802
09/25/2024	USD	300,000	CZK	6,808,992	Bank of America	(830)
09/03/2024	USD	1,415,174	EUR	1,274,260	Bank of America	6,349
09/18/2024	USD	67,429,296	EUR	62,100,000	Bank of America	(1,275,704)
09/25/2024	USD	278,848	EUR	250,000	Bank of America	2,170
10/17/2024	USD	347,033,514	EUR	315,688,000	Bank of America	(2,718,205)
09/03/2024	USD	10,946,490	GBP	8,296,337	Bank of America	50,329
09/18/2024	USD	39,883,183	GBP	31,146,000	Bank of America	(1,028,579)
09/25/2024	USD	247,200	GBP	187,500	Bank of America	896
09/25/2024	USD	1,200,000	HUF	432,441,600	Bank of America	(15,273)
09/18/2024	USD	3,800,000	IDR	61,484,000,000	Bank of America	(175,193)
09/27/2024	USD	1,400,000	IDR	21,819,644,000	Bank of America	(10,239)
09/18/2024	USD	3,800,000	ILS	14,470,439	Bank of America	(182,078)
09/25/2024	USD	4,800,000	ILS	17,705,021	Bank of America	(73,680)
09/06/2024	USD	19,936,904	INR	1,671,057,464	Bank of America	16,387
09/09/2024	USD	11,914	INR	1,001,056	Bank of America	(18)
09/17/2024	USD	8,743,522	INR	734,814,332	Bank of America	(13,009)
09/18/2024	USD	1,850,000	INR	155,495,023	Bank of America	(2,921)
09/20/2024	USD	10,600,000	INR	890,696,800	Bank of America	(13,099)
09/23/2024	USD	10,765,709	INR	904,260,345	Bank of America	(7,959)
09/27/2024	USD	24,136,904	INR	2,026,323,598	Bank of America	(2,286)
09/03/2024	USD	105,542	JPY	15,354,556	Bank of America	449
09/18/2024	USD	58,686,440	JPY	8,917,947,830	Bank of America	(2,484,714)
09/25/2024	USD	12,466,294	JPY	1,825,000,000	Bank of America	(64,719)
10/17/2024	USD	58,025,946	JPY	8,478,600,000	Bank of America	(386,059)
09/05/2024	USD	5,000,000	KRW	6,846,211,742	Bank of America	(127,091)
09/09/2024	USD	18,600,000	KRW	25,512,720,083	Bank of America	(511,492)
09/19/2024	USD	24,200,000	KRW	33,053,835,100	Bank of America	(577,139)
09/23/2024	USD	13,600,000	KRW	18,110,440,000	Bank of America	20,776
09/27/2024	USD	6,200,000	KRW	8,327,276,000	Bank of America	(45,477)
09/18/2024	USD	31,923,233	MXN	604,804,813	Bank of America	1,304,852
09/25/2024	USD	2,162,327	MXN	41,000,000	Bank of America	88,930
09/18/2024	USD	33,122,494	NOK	357,974,969	Bank of America	(644,997)
09/25/2024	USD	10,900,000	NOK	115,001,910	Bank of America	50,443
09/18/2024	USD	66,198,900	NZD	110,495,000	Bank of America	(2,881,707)
09/25/2024	USD	9,864,744	NZD	16,100,000	Bank of America	(201,003)

The accompanying notes are an integral part of the consolidated financial statements.

20

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
09/18/2024	USD	1,050,000	PEN	3,918,705	Bank of America	$4,509
09/18/2024	USD	3,700,000	PHP	213,987,876	Bank of America	(110,588)
09/27/2024	USD	600,000	PHP	34,015,800	Bank of America	(5,711)
09/25/2024	USD	100,000	PLN	385,745	Bank of America	463
09/18/2024	USD	9,145,438	SEK	95,939,470	Bank of America	(207,338)
10/17/2024	USD	3,608,715	SEK	37,770,000	Bank of America	(79,452)
09/18/2024	USD	1,600,000	SGD	2,100,289	Bank of America	(11,354)
09/18/2024	USD	3,150,000	THB	110,780,460	Bank of America	(128,341)
09/18/2024	USD	213,873	TRY	7,500,000	Bank of America	(977)
09/25/2024	USD	9,400,000	TRY	330,268,803	Bank of America	15,920
09/16/2024	USD	7,300,000	TWD	234,784,520	Bank of America	(53,281)
09/18/2024	USD	8,400,000	TWD	273,253,235	Bank of America	(159,959)
09/27/2024	USD	3,700,000	TWD	117,856,200	Bank of America	4,401
09/03/2024	USD	282,814	ZAR	5,000,000	Bank of America	2,460
09/18/2024	USD	1,675,617	ZAR	30,810,110	Bank of America	(49,798)
09/03/2024	ZAR	5,000,000	USD	282,953	Bank of America	(2,598)
09/18/2024	ZAR	239,630,086	USD	13,117,727	Bank of America	301,935
09/25/2024	ZAR	202,147,236	USD	11,300,000	Bank of America	14,020
10/17/2024	ZAR	20,000	USD	1,074	Bank of America	43
09/03/2024	AUD	2,957,003	USD	2,007,934	UBS AG	(6,255)
09/18/2024	AUD	32,545,031	USD	21,438,095	UBS AG	600,747
09/18/2024	CAD	15,749,561	USD	11,518,444	UBS AG	175,391
09/03/2024	EUR	2,231,278	USD	2,478,587	UBS AG	(11,680)
09/18/2024	EUR	30,376,016	USD	33,069,246	UBS AG	537,584
09/03/2024	GBP	389,578	USD	513,494	UBS AG	(1,834)
09/18/2024	GBP	8,619,183	USD	11,053,898	UBS AG	267,812
09/03/2024	JPY	250,967,611	USD	1,734,085	UBS AG	(16,361)
09/18/2024	JPY	3,905,560,794	USD	25,490,498	UBS AG	1,299,035
09/03/2024	NOK	524,868	USD	50,000	UBS AG	(505)
09/18/2024	NOK	232,822,629	USD	21,787,905	UBS AG	174,066
09/03/2024	NZD	289,662	USD	181,349	UBS AG	(262)
09/18/2024	NZD	21,279,561	USD	12,831,546	UBS AG	472,268
09/03/2024	SEK	838,762	USD	82,393	UBS AG	(690)
09/18/2024	SEK	59,686,991	USD	5,677,136	UBS AG	141,523
09/03/2024	USD	2,007,365	AUD	2,957,003	UBS AG	5,686
09/18/2024	USD	40,104,376	AUD	60,202,891	UBS AG	(663,814)
09/18/2024	USD	9,639,951	CAD	13,120,965	UBS AG	(102,188)
09/03/2024	USD	2,477,699	EUR	2,231,278	UBS AG	10,792
09/18/2024	USD	16,194,814	EUR	14,844,691	UBS AG	(228,769)
09/03/2024	USD	513,410	GBP	389,578	UBS AG	1,750
09/18/2024	USD	13,067,527	GBP	10,104,229	UBS AG	(204,861)
09/03/2024	USD	1,734,372	JPY	250,967,611	UBS AG	16,648
09/18/2024	USD	21,717,335	JPY	3,252,151,880	UBS AG	(590,250)
09/03/2024	USD	50,033	NOK	524,868	UBS AG	539
09/18/2024	USD	10,802,510	NOK	117,629,913	UBS AG	(293,425)
09/03/2024	USD	181,253	NZD	289,662	UBS AG	167
09/18/2024	USD	16,949,330	NZD	27,899,850	UBS AG	(493,437)
09/03/2024	USD	82,316	SEK	838,762	UBS AG	613
09/18/2024	USD	3,254,179	SEK	33,694,169	UBS AG	(30,538)
Total Forward Foreign Currency Contracts						$(11,462,164)

The accompanying notes are an integral part of the consolidated financial statements.

21

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Concluded)

August 31, 2024

AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CLP	Chilean Peso	PEN	Peruvian Sol
CNH	Chinese Offshore Renminbi	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Republic Koruna	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
IDR	Indonesian Rupiah	TWD	New Taiwan Dollar
ILS	Israeli Shekel	USD	United States Dollar
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen

The accompanying notes are an integral part of the consolidated financial statements.

22

Abbey Capital Futures Strategy Fund

Consolidated Statement of Assets And Liabilities

August 31, 2024

ASSETS
Investments, at value (cost $2,130,402,199)	$2,131,411,644
Cash equivalents	133,867,939
Foreign currency deposits with broker for futures contracts (cost $21,440,473)	21,388,021
Deposit with brokers:
Forward foreign currency contracts:	48,514,764
Futures contracts	377,429,260
Receivables for:
Capital shares sold	4,703,783
Interest receivable	421,191
Unrealized appreciation on forward foreign currency contracts	23,367,173
Unrealized appreciation on futures contracts	87,354,442
Prepaid expenses and other assets	67,020
Total assets	2,828,525,237

LIABILITIES
Payables for:
Advisory fees	3,913,690
Capital shares redeemed	1,612,268
Unrealized depreciation on forward foreign currency contracts	34,829,337
Unrealized depreciation on futures contracts	74,150,839
Other accrued expenses and liabilities	446,434
Total liabilities	114,952,568
Net assets	$2,713,572,669

NET ASSETS CONSIST OF:
Par value	$242,598
Paid-in capital	3,169,880,365
Total distributable earnings/(losses)	(456,550,294)
Net assets	$2,713,572,669

CLASS A SHARES:
Net assets	$22,031,252
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,984,342
Net asset value and redemption price per share	$11.10
Maximum offering price per share (100/94.25 of $11.10)	$11.78

CLASS I SHARES:
Net assets	$2,682,704,829
Shares outstanding ($0.001 par value, 500,000,000 shares authorized)	239,780,130
Net asset value, offering and redemption price per share	$11.19

CLASS C SHARES:
Net assets	$8,836,588
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	833,803
Net asset value, offering and redemption price per share	$10.60

The accompanying notes are an integral part of the consolidated financial statements.

23

Abbey Capital Futures Strategy Fund

Consolidated Statement of Operations

For the Year Ended August 31, 2024

INVESTMENT INCOME
Interest	$134,203,971
Total investment income	134,203,971
EXPENSES
Advisory fees (Note 2)	48,481,345
Administration and accounting services fees (Note 2)	514,692
Directors fees	354,525
Transfer agent fees (Note 2)	293,932
Officers fees	247,602
Distribution fees (Class A Shares) (Note 2)	88,043
Distribution fees (Class C Shares) (Note 2)	71,314
Legal fees	149,690
Printing and shareholder reporting fees	136,077
Registration and filing fees	127,348
Custodian fees (Note 2)	95,768
Audit and tax service fees	81,702
Other expenses	170,885
Total expenses before waivers and/or reimbursements	50,812,923
Less: waivers and/or reimbursements (Note 2)	(1,582,258)
Net expenses after waivers and/or reimbursements	49,230,665
Net investment income/(loss)	84,973,306
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(1,034,200)
Futures contracts	(61,194,067)
Foreign currency transactions	(7,067,009)
Forward foreign currency contracts	(37,971,946)
Net change in unrealized appreciation/(depreciation) on:
Investments	1,852,217
Futures contracts	(673,549)
Foreign currency translations	44,679
Forward foreign currency contracts	(13,260,049)
Net realized and unrealized gain/(loss) from investments	(119,303,924)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(34,330,618)

The accompanying notes are an integral part of the consolidated financial statements.

24

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$84,973,306	$55,955,657
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions, forward foreign currency contracts	(107,267,222)	(106,116,882)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations, forward foreign currency contracts	(12,036,702)	(34,763,504)
Net increase/(decrease) in net assets resulting from operations	(34,330,618)	(84,924,729)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(304,919)	(17,240,224)
Class I	(49,555,318)	(350,326,206)
Class C	(82,852)	(1,390,657)
Net decrease in net assets from dividends and distributions to shareholders	(49,943,089)	(368,957,087)
CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	16,588,082	72,909,552
Proceeds from reinvestment of distributions	244,603	15,458,188
Shares redeemed	(79,497,741)	(96,518,703)
Total from Class A Shares	(62,665,056)	(8,150,963)
Class I Shares
Proceeds from shares sold	1,078,371,905	1,519,244,144
Proceeds from reinvestment of distributions	31,007,633	220,037,703
Shares redeemed	(992,150,907)	(1,223,121,986)
Total from Class I Shares	117,228,631	516,159,861
Class C Shares
Proceeds from shares sold	2,171,689	3,837,664
Proceeds from reinvestment of distributions	55,448	882,158
Shares redeemed	(2,545,271)	(2,504,539)
Total from Class C Shares	(318,134)	2,215,283
Net increase/(decrease) in net assets from capital share transactions	54,245,441	510,224,181
Total increase/(decrease) in net assets	(30,028,266)	56,342,365
NET ASSETS:
Beginning of period	2,743,600,935	2,687,258,570
End of period	$2,713,572,669	$2,743,600,935

The accompanying notes are an integral part of the consolidated financial statements.

25

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Shares sold	1,436,355	5,947,542
Shares reinvested	22,196	1,333,752
Shares redeemed	(6,823,094)	(8,301,217)
Total Class A Shares	(5,364,543)	(1,019,923)
Class I Shares
Shares sold	93,772,671	123,436,456
Shares reinvested	2,795,999	18,742,564
Shares redeemed	(85,795,101)	(100,137,539)
Total Class I Shares	10,773,569	42,041,481
Class C Shares
Shares sold	196,858	305,269
Shares reinvested	5,241	78,764
Shares redeemed	(232,682)	(211,397)
Total Class C Shares	(30,583)	172,636
Net increase in shares outstanding	5,378,443	41,194,194

The accompanying notes are an integral part of the consolidated financial statements.

26

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class A Shares
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$11.40	$13.56	$11.95	$11.28	$12.45
Net investment income/(loss)(1)	0.33	0.22	(0.19)	(0.24)	(0.11)
Net realized and unrealized gain/(loss) from investments	(0.52)	(0.60)	2.20	1.07	(0.14)
Net increase/(decrease) in net assets resulting from operations	(0.19)	(0.38)	2.01	0.83	(0.25)
Dividends and distributions to shareholders from:
Net investment income	(0.11)	(1.11)	(0.27)	(0.16)	(0.64)
Net realized capital gains	—	(0.67)	(0.13)	—	(0.28)
Total dividends and distributions to shareholders	(0.11)	(1.78)	(0.40)	(0.16)	(0.92)
Net asset value, end of period	$11.10	$11.40	$13.56	$11.95	$11.28
Total investment return/(loss)(2)	(1.67)%	(3.05)%	17.40%	7.42%	(1.64)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,031	$83,783	$113,480	$21,395	$14,469
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	2.04%	2.04%	2.04%	2.04%	2.04%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	2.04%	2.04%	2.04%	2.04%	2.04%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	2.10%	2.11%	2.10%	2.14%	2.15%
Ratio of net investment income/(loss) to average net assets	2.85%	1.80%	(1.47)%	(2.03)%	(0.98)%
Portfolio turnover rate(4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares.

(4)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.

27

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I Shares
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$11.57	$13.72	$12.07	$11.38	$12.55
Net investment income/(loss)(1)	0.36	0.25	(0.15)	(0.21)	(0.09)
Net realized and unrealized gain/(loss) from investments	(0.51)	(0.61)	2.22	1.08	(0.14)
Net increase/(decrease) in net assets resulting from operations	(0.15)	(0.36)	2.07	0.87	(0.23)
Dividends and distributions to shareholders from:
Net investment income	(0.23)	(1.12)	(0.29)	(0.18)	(0.66)
Net realized capital gains	—	(0.67)	(0.13)	—	(0.28)
Total dividends and distributions to shareholders	(0.23)	(1.79)	(0.42)	(0.18)	(0.94)
Net asset value, end of period	$11.19	$11.57	$13.72	$12.07	$11.38
Total investment return/(loss)(2)	(1.32)%	(2.83)%	17.72%	7.74%	(1.39)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,682,705	$2,650,349	$2,564,701	$1,132,714	$883,997
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	1.85%	1.86%	1.85%	1.89%	1.90%
Ratio of net investment income/(loss) to average net assets	3.10%	2.05%	(1.22)%	(1.78)%	(0.73)%
Portfolio turnover rate(4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares.

(4)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.

28

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (Concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C Shares
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$10.95	$13.12	$11.60	$10.98	$12.11
Net investment income/(loss)(1)	0.23	0.12	(0.27)	(0.32)	(0.19)
Net realized and unrealized gain/(loss) from investments	(0.48)	(0.57)	2.13	1.05	(0.14)
Net increase/(decrease) in net assets resulting from operations	(0.25)	(0.45)	1.86	0.73	(0.33)
Dividends and distributions to shareholders from:
Net investment income	(0.10)	(1.05)	(0.21)	(0.11)	(0.52)
Net realized capital gains	—	(0.67)	(0.13)	—	(0.28)
Total dividends and distributions to shareholders	(0.10)	(1.72)	(0.34)	(0.11)	(0.80)
Net asset value, end of period	$10.60	$10.95	$13.12	$11.60	$10.98
Total investment return/(loss)(2)	(2.29)%	(3.77)%	16.48%	6.72%	(2.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,837	$9,469	$9,078	$5,524	$5,151
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	2.79%	2.79%	2.79%	2.79%	2.79%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	2.79%	2.79%	2.79%	2.79%	2.79%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	2.85%	2.86%	2.85%	2.89%	2.90%
Ratio of net investment income/(loss) to average net assets	2.10%	1.05%	(2.22)%	(2.78)%	(1.73)%
Portfolio turnover rate(4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares.

(4)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.

29

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements

August 31, 2024

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-five separate investment portfolios, including the Abbey Capital Futures Strategy Fund (the “Fund”), which commenced investment operations on July 1, 2014. The Fund is authorized to offer four classes of shares, Class A Shares, Class I Shares, Class C Shares and Class T Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. Class T Shares are not currently available for sale.

RBB has authorized capital of one hundred billion shares of common stock of which 92.923 billion shares are currently classified into two hundred and thirty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is August 31, 2024, and the period covered by these Notes to Consolidated Financial Statements is the fiscal year ended August 31, 2024 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARIES – The Managed Futures strategy is achieved by the Fund investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the Abbey Capital Offshore Fund SPC (the “SPC”), a wholly-owned subsidiary of the Cayman Subsidiary organized under the acts of the Cayman Islands. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

The Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company.

The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the current fiscal period, the net assets of the Cayman Subsidiary and SPC were $588,829,238, which represented 21.70% of the Fund’s net assets. As of the end of the current fiscal period, the net assets of the Onshore Subsidiary were $720,139,202, which represented 26.54% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale

30

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Abbey Capital Limited (the “Adviser” or “Abbey Capital”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Short-Term Investments	$2,131,411,644	$2,131,411,644	$—	$—
Commodity Contracts
Futures Contracts	59,169,810	59,169,810	—	—
Equity Contracts
Futures Contracts	19,746,731	19,746,731	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	23,367,173	—	23,367,173	—
Futures Contracts	1,633,728	1,633,728	—	—
Interest Rate Contracts
Futures Contracts	6,804,173	6,804,173	—	—
Total Assets	$2,242,133,259	$2,218,766,086	$23,367,173	$—

31

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(50,625,303)	$(50,625,303)	$—	$—
Equity Contracts
Futures Contracts	(3,769,510)	(3,769,510)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(34,829,337)	—	(34,829,337)	—
Futures Contracts	(8,698,425)	(8,698,425)	—	—
Interest Rate Contracts
Futures Contracts	(11,057,601)	(11,057,601)	—	—
Total Liabilities	$(108,980,176)	$(74,150,839)	$(34,829,337)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Disclosures about Derivative instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the current fiscal period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Cayman Subsidiary, the SPC and the Onshore Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

32

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

The following tables list the fair values and location on the Consolidated Statement of Assets and Liabilities of the Fund’s derivative holdings as of the end of the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	$—	$—	$23,367,173	$—	$23,367,173
Futures Contracts (a)	Unrealized appreciation on futures contracts	19,746,731	6,804,173	1,633,728	59,169,810	87,354,442
Total Value- Assets		$19,746,731	$6,804,173	$25,000,901	$59,169,810	$110,721,615
Liability Derivatives
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(34,829,337)	$—	$(34,829,337)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(3,769,510)	(11,057,601)	(8,698,425)	(50,625,303)	(74,150,839)
Total Value- Liabilities		$(3,769,510)	$(11,057,601)	$(43,527,762)	$(50,625,303)	$(108,980,176)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain/(Loss)
Futures Contracts	Net realized gain/(loss) from futures contracts	$45,178,116	$(93,414,890)	$(41,778,238)	$28,820,945	$(61,194,067)
Forward Contracts	Net realized gain/(loss) from forward foreign currency contracts	—	—	(37,971,946)	—	(37,971,946)
Total Realized Gain/(Loss)		$45,178,116	$(93,414,890)	$(79,750,184)	$28,820,945	$(99,166,013)

33

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$12,395,156	$8,307,958	$(20,973,511)	$(403,152)	$(673,549)
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	(13,260,049)	—	(13,260,049)
Total Change in Unrealized Appreciation/(Depreciation)		$12,395,156	$8,307,958	$(34,233,560)	$(403,152)	$(13,933,598)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$5,969,970,116	$(7,519,862,289)	$(4,929,064,104)	$4,925,433,527

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

34

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$23,367,173	$(23,367,173)	$—	$—	$34,829,337	$(23,367,173)	$(11,462,164)	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

35

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

The Cayman Subsidiary is registered as an “exempted company” and the SPC as an “exempted segregated portfolio company” pursuant to the Companies Act (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no act that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income. For U.S. federal income tax purposes, the Cayman Subsidiary is treated as a “controlled foreign corporation.” The SPC is treated as an entity disregarded from its owner, the Cayman Subsidiary, for U.S. income tax purposes. The Onshore Subsidiary is treated as an entity disregarded from its owner, the Fund, for U.S. income tax purposes.

SEC RULE 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (“SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk —Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts

36

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund, the SPC or Onshore Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade, but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Options — An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. As of the end of the current fiscal period, the Fund has no options.

Options Written — The Fund may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the

37

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the current fiscal period, the Fund has no written options.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to potentially unlimited risk of loss.

Forward Foreign Currency Contracts — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The Fund considers investments in the U.S Bank Money Market Deposit Account, a U.S. dollar-denominated deposit account offered through U.S. Bank, N.A., to be a cash equivalent. The Fund is exposed to the credit risk of U.S. Bank, N.A. through the holding of this cash equivalent. This cash equivalent is presented on the Consolidated Statement of Assets and Liabilities as “Cash equivalents” and was classified as Level 1 assets as of August 31, 2024. As of August 31, 2024, this balance was $133,867,939.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Abbey Capital Limited serves as the investment adviser to the Fund and the Cayman Subsidiary, Onshore Subsidiary and SPC. The Adviser allocates the assets of the Onshore Subsidiary and SPC (via the Cayman Subsidiary) to one or more Trading Advisers unaffiliated with the Adviser to manage. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination and replacement, subject to approval by the

38

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

Board. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Trading Advisers out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2024.

Advisory Fee	Expense Caps
	Class A	Class I	Class C	Class T
1.77%	2.04%	1.79%	2.79%	2.04%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

Gross Advisory Fees	Waivers and/or Reimbursements	Net Advisory Fees
$48,481,345	$(1,582,258)	$46,899,087

If at any time the Fund’s total annual fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2025	August 31, 2026	August 31, 2027	Total
$1,164,300	$1,932,271	$1,582,258	$4,678,829

Aspect Capital Limited, Crabel Capital Management, LLC, Eclipse Capital Management, Inc., Episteme Capital Partners (UK), LLP, Graham Capital Management, LP, P/E Global LLC, QMS Capital Management LP, Revolution Capital Management, LLC, R.G. Niederhoffer Capital Management, Inc., Systematica Investments Limited (acting as the general partner of Systematica Investments LP), Tudor Investment Corporation, Welton Investment Partners, LLC and Winton Capital Management Limited each served as a Trading Adviser to the Fund during the current fiscal period.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

39

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Board has adopted a Plan of Distribution for the Class A Shares, Class C Shares and Class T Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and Class T Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

40

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$2,922,564,836	$881,722	$(473,955,846)	$(473,074,124)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2024, primarily attributable to disallowed book income from the Cayman Subsidiary, were reclassified to the following accounts:

Distributable Earnings/(Loss)	Paid-In Capital
$66,500,806	$(66,500,806)

As of August 31, 2024, the components of distributable earnings/(deficits) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$39,501,995	$—	$(393,727,591)	$(102,324,698)	$—	$—

The differences between the book and tax basis components of distributable earnings/(deficits) relate principally to the timing of recognition of income and gains of the Cayman Subsidiary for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2023 and August 31, 2024 was as follows:

	Ordinary Income	Long-Term Gains	Total
2024	$49,943,089	$—	$49,943,089

	Ordinary Income	Long-Term Gains	Total
2023	$301,432,418	$67,524,669	$368,957,087

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2024, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2024.

41

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Concluded)

August 31, 2024

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Fund had $36,927,094 of unlimited short-term and $65,397,604 of unlimited long-term capital loss carryovers to offset future capital gains.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

42

Abbey Capital Futures Strategy Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of Abbey Capital Futures Strategy Fund
and Board of Directors of The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Abbey Capital Futures Strategy Fund (the “Fund”) (one of the portfolios constituting The RBB Fund, Inc. (the “Company”)), including the consolidated portfolio of investments, as of August 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the portfolios constituting The RBB Fund, Inc.) at August 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Abbey Capital investment companies since 2014.

Philadelphia, Pennsylvania
October 30, 2024

43

Abbey Capital Futures Strategy Fund

Shareholder Tax Information

(Unaudited)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2024. The information and distribution reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2024. During the fiscal year ended August 31, 2024, the Fund paid no ordinary income dividends that are designated as “qualified dividend income” to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Fund is 0%.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2024. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2025.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

44

Abbey Capital Futures Strategy Fund

Other Information

(Unaudited)

Approval of Investment Advisory Agreements and Trading Advisory Agreements

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of (1) the investment advisory agreement between Abbey Capital and the Company on behalf of the Fund (the “Investment Advisory Agreement”), (2) each of the separate advisory agreements between the Onshore Subsidiary, the Cayman Subsidiary and the SPC (the “Subsidiaries”) and Abbey Capital (collectively, the “Subsidiary Investment Advisory Agreements”), and (3) the trading advisory agreements between Abbey Capital and each of Aspect Capital Limited, Crabel Capital Management, LLC, Eclipse Capital Management, Inc., Episteme Capital Partners (UK), LLP, Graham Capital Management, LP, P/E Global LLC, Revolution Capital Management, LLC, R.G. Niederhoffer Capital Management, Inc., Systematica Investments Limited (acting as the general partner of Systematica Investments LP), Tudor Investment Corporation, Welton Investment Partners LLC, and Winton Capital Management Limited (each, a “Trading Adviser”) (the “Trading Advisory Agreements”), at a meeting of the Board held on May 15-16, 2024 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement, the Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements for an additional one-year term ending August 16, 2025. The Board’s decision to approve the Investment Advisory Agreement, the Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement, Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements, the Board considered information provided by Abbey Capital and each of the Trading Advisers with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreement, each of the Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Abbey Capital, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of Abbey Capital, the Subsidiaries, or Trading Advisers were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Fund by Abbey Capital and each Trading Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Abbey Capital’s and the Trading Advisers’ investment philosophies and processes; (iv) Abbey Capital’s and the Trading Advisers’ assets under management and client descriptions; (v) Abbey Capital’s and the Trading Advisers’ soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Abbey Capital’s and the Trading Advisers’ advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) Abbey Capital’s and the Trading Advisers’ compliance procedures; (viii) Abbey Capital’s and the Trading Advisers’ financial information and insurance coverage, as applicable, and Abbey Capital’s profitability analysis; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group; and (xi) a report comparing the performance of the Fund to the performance of its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Abbey Capital and each Trading Adviser. The Directors concluded that Abbey Capital and each Trading Adviser had substantial resources to provide services to the Fund and the Subsidiaries, as applicable.

The Directors also considered the investment performance of the Fund, noting that the Fund had underperformed its benchmark, the S&P 500 Total Return Index, for the three-month, one-year, three-year, five-year, and since-inception periods ended December 31, 2023. The Directors considered the Fund’s investment performance in light of its investment objective and investment strategies. The Board noted that the Fund’s total return outperformed the median of its Peer Group for the one-year, five-year, and since-inception periods ended December 31, 2023, and underperformed the median of its Peer Group for the three-month and three-year periods ended December 31, 2023.

45

Abbey Capital Futures Strategy Fund

Other Information

(Unaudited)

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement. In this regard, information on the fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms. The Directors noted that both the Fund’s net advisory fee and total net expenses were above the median and in the 4th quartile (most expensive) of its Peer Group. The Directors also considered the fees payable to each Trading Adviser under the Trading Advisory Agreements and the information provided by Abbey Capital on the services provided by the different Trading Advisers. In this regard, the Directors noted that the fees for each Trading Adviser were paid directly by Abbey Capital and not by the Fund. The Directors noted that Abbey Capital had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2024, to limit total annual operating expenses to agreed upon levels for the Fund.

After reviewing the information regarding Abbey Capital’s and the Trading Advisers’ costs, profitability and economies of scale, and after considering the services to be provided by Abbey Capital and each Trading Adviser, the Directors concluded that the investment advisory fees to be paid by the Fund to Abbey Capital and the trading advisory fees to be paid by Abbey Capital to each Trading Adviser were fair and reasonable and that the Investment Advisory Agreement, Subsidiary Investment Advisory Agreements, and Trading Advisory Agreements should be approved and continued for an additional one-year period ending August 16, 2025.

QMS TRADING ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Independent Directors, considered the approval of a new trading advisory agreement (the “QMS Trading Advisory Agreement”) by and among Abbey Capital, the Onshore Subsidiary, the SPC and QMS Capital Management LP (“QMS Capital”) at a meeting of the Board held on November 15-16, 2023 (the “November Meeting”). At the November Meeting, the Board, including all of the Independent Directors, approved the QMS Trading Advisory Agreement for an initial period ending August 16, 2025. The Board’s decision to approve the QMS Trading Advisory Agreement reflects the exercise of its business judgment. In approving the QMS Trading Advisory Agreement, the Board considered information provided by Abbey Capital and QMS Capital, with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the QMS Trading Advisory Agreement, the Board took into account all materials provided prior to and during the November Meeting and at other meetings throughout the past year, the presentations made during the November Meeting, and the discussions held during the November Meeting. The Directors reviewed these materials with management of Abbey Capital, and discussed the QMS Trading Advisory Agreement with counsel in executive sessions, at which no representatives of Abbey Capital or QMS Capital were present. The Directors considered whether approval of the QMS Trading Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the QMS Trading Advisory Agreement. Among other things, the Board considered (i) the nature, extent, and quality of services to be provided to the Fund by QMS Capital; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) QMS Capital’s investment philosophies and processes; (iv) QMS Capital’s assets under management and client descriptions; (v) QMS Capital’s trade execution and trade allocation policies; (vi) QMS Capital’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; and (vii) QMS Capital’s compliance procedures.

The Board also considered the fees payable to QMS Capital under the proposed QMS Trading Advisory Agreement and the services to be provided by QMS Capital. In this regard, the Board noted that the fees for QMS Capital were payable by Abbey Capital.

After reviewing the information regarding Abbey Capital’s and QMS Capital’s costs, profitability and economies of scale, and after considering the services to be provided by QMS Capital, the Board concluded that the trading advisory fees to be paid by Abbey Capital to QMS Capital were fair and reasonable, that the QMS Trading Advisory Agreement was in the best interests of the Fund and its shareholders and did not involve a conflict of interest from which Abbey Capital would derive an inappropriate advantage, and that the QMS Trading Advisory Agreement should be approved for an initial period ending August 16, 2025.

46

Investment Adviser
Abbey Capital Limited
8 St. Stephen’s Green
Dublin 2, Ireland

Administrator and Transfer Agent
U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Abbey Capital Multi Asset Fund

of

THE RBB FUND, INC.

Financial Statements

August 31, 2024

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments

August 31, 2024

	Par	Value
SHORT-TERM INVESTMENTS — 77.3%
U.S. Treasury Bills — 77.3%
5.24%, 09/05/2024(a)	$38,457,000	$38,445,857
5.25%, 09/12/2024(a)	31,111,000	31,070,468
5.21%, 09/19/2024(a)	21,927,000	21,876,081
5.22%, 09/26/2024(a)	27,335,000	27,244,362
5.22%, 10/03/2024(a)	7,142,000	7,111,408
5.25%, 10/10/2024(a)	51,321,000	51,050,278
5.26%, 10/17/2024(a)	105,248,000	104,592,436
5.28%, 10/24/2024(a)	29,587,000	29,372,867
5.24%, 10/31/2024(a)	25,031,000	24,825,060
5.26%, 11/07/2024(a)	40,331,000	39,965,590
5.26%, 11/14/2024(a)	35,154,000	34,802,921
5.28%, 11/21/2024(a)	25,659,000	25,378,027
5.25%, 11/29/2024(a)	42,616,000	42,104,301
5.26%, 12/05/2024(a)	11,333,000	11,190,070
5.24%, 12/12/2024(a)	25,736,000	25,389,761
5.21%, 12/19/2024(a)	75,193,000	74,109,352
5.10%, 01/09/2025(a)	26,473,000	26,026,395
5.08%, 01/16/2025(a)	13,503,000	13,262,693
5.04%, 01/23/2025(a)	12,269,000	12,039,671
4.79%, 01/30/2025(a)	31,542,000	30,924,994
4.88%, 02/06/2025(a)	38,469,000	37,682,118
4.88%, 02/13/2025(a)	27,185,000	26,605,719
4.82%, 02/20/2025(a)	47,467,000	46,415,177
4.77%, 02/27/2025(a)	8,857,000	8,653,193
TOTAL SHORT-TERM INVESTMENTS (Cost $789,745,235)		790,138,799

TOTAL INVESTMENTS — 77.3% (Cost $789,745,235)		790,138,799

Other Assets in Excess of Liabilities — 22.7%		231,535,322
TOTAL NET ASSETS — 100.0%		$1,021,674,121

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield as of August 31, 2024.

The accompanying notes are an integral part of the consolidated financial statements.
1

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Futures contracts outstanding as of August 31, 2024 were as follows:

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	3	09/11/2024	$297,045	$(493)
10 Year U.S. Ultra Treasury Notes	19	12/19/2024	2,231,312	(16,891)
3 Month Canadian Overnight Repo Rate Average	103	03/18/2025	18,406,096	23,615
3 Month Canadian Overnight Repo Rate Average	77	06/17/2025	13,808,463	(1,660)
3 Month Canadian Overnight Repo Rate Average	40	09/16/2025	7,189,552	2,263
3 Month Canadian Overnight Repo Rate Average	35	12/16/2025	6,299,948	6,678
3 Month Canadian Overnight Repo Rate Average	25	03/17/2026	4,504,833	4,397
3 Month Canadian Overnight Repo Rate Average	15	06/16/2026	2,705,126	872
3 Month Euribor	12	12/16/2024	3,215,719	(746)
3 Month Euribor	3	03/17/2025	807,370	(14)
3 Month Euribor	470	06/16/2025	126,812,718	224,501
3 Month Euribor	187	09/15/2025	50,519,870	(691)
3 Month Euribor	533	12/15/2025	144,090,878	171,600
3 Month Euribor	82	03/16/2026	22,172,359	6,549
3 Month Euribor	150	06/15/2026	40,559,194	15,310
3 Month Euribor	153	09/14/2026	41,364,036	33,590
3 Month Euribor	84	12/14/2026	22,705,024	6,259
3 Month Euribor	30	03/15/2027	8,106,865	(1,713)
3 Month Euribor	308	06/14/2027	83,209,197	41,646
3 Month Euribor	32	09/13/2027	8,642,901	5,831
3 Month New Zealand Treasury Bill	28	12/11/2024	17,307,000	3,329
3 Month New Zealand Treasury Bill	17	03/12/2025	10,520,132	(46)
3 Month Swiss Average Overnight Rate	5	03/18/2025	1,460,649	662
3 Month Swiss Average Overnight Rate	4	06/17/2025	1,169,637	162
3-Month Secured Overnight Financing Rate	106	03/18/2025	25,372,425	(6,525)
3-Month Secured Overnight Financing Rate	145	06/17/2025	34,888,812	(136,112)
3-Month Secured Overnight Financing Rate	103	09/16/2025	24,861,625	10,850
3-Month Secured Overnight Financing Rate	87	12/16/2025	21,037,687	5,325
3-Month Secured Overnight Financing Rate	443	03/17/2026	107,233,687	(34,163)
3-Month Secured Overnight Financing Rate	239	06/16/2026	57,885,800	(13,725)
3-Month Secured Overnight Financing Rate	95	09/15/2026	23,014,937	10,638
3-Month Secured Overnight Financing Rate	92	12/15/2026	22,288,150	11,000
3-Month Secured Overnight Financing Rate	86	03/16/2027	20,831,350	10,275
3-Month Secured Overnight Financing Rate	226	06/15/2027	54,728,725	68,338
3-Month Secured Overnight Financing Rate	42	09/14/2027	10,168,200	(625)
3-Month Secured Overnight Financing Rate	26	12/14/2027	6,292,975	(1,475)
Arabica Coffee	124	12/18/2024	11,348,325	141,338
Arabica Coffee	29	03/19/2025	2,631,431	42,919
Arabica Coffee	10	05/19/2025	899,437	30,919

The accompanying notes are an integral part of the consolidated financial statements.
2

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	126	09/19/2024	$17,161,118	$341,295
AUD/USD Cross Currency Rate	406	09/16/2024	27,484,170	32,995
Australian Government 10 Year Bonds	561	09/16/2024	44,265,401	(39,658)
Australian Government 3 Year Bonds	1,010	09/16/2024	73,108,707	(14,679)
Australian 90 Day Bank Bills	7	09/12/2024	4,687,563	(670)
Australian 90 Day Bank Bills	59	12/12/2024	39,526,813	(7,687)
Australian 90 Day Bank Bills	299	03/13/2025	200,465,519	2,091
Australian 90 Day Bank Bills	33	06/12/2025	22,137,934	147
Australian 90 Day Bank Bills	64	09/11/2025	42,947,820	2,377
Australian 90 Day Bank Bills	18	12/11/2025	12,081,732	246
Australian 90 Day Bank Bills	13	03/12/2026	8,727,189	426
Brent Crude Oil	8	09/30/2024	615,440	(1,520)
British Pound/US Dollar Cross Currency Rate	1,369	09/16/2024	112,300,781	409,366
CAC40 10 Euro Index	87	09/20/2024	7,356,027	34,916
Canadian 10 Year Government Bonds	383	12/18/2024	34,973,457	(297,043)
Canadian 5 Year Bonds	92	12/18/2024	7,783,801	(37,510)
Canadian Dollar/US Dollar Cross Currency Rate	833	09/17/2024	61,796,105	59,135
Class III Milk	10	10/29/2024	457,400	2,140
Consumer Discretionary Select Sector Index	2	09/20/2024	378,500	4,870
Copper	23	12/27/2024	2,421,612	(24,587)
Copper	2	03/27/2025	212,875	(2,425)
Corn No. 2 Yellow	3	12/13/2024	60,150	300
Crude Oil	16	09/20/2024	1,176,800	(28,950)
Crude Palm Oil	5	10/15/2024	116,108	1,053
Crude Palm Oil	28	11/15/2024	644,049	3,528
Crude Palm Oil	1	12/13/2024	22,817	278
Crude Soybean Oil	1	12/13/2024	25,206	(84)
Dollar Index	21	09/16/2024	2,134,104	(39,681)
Dow Jones Industrial Average Index	304	09/20/2024	63,312,560	1,087,244
Dow Jones U.S. Micro-Cap Total Stock Index	1	09/20/2024	20,826	1,210
E-mini Consumer Staples Select Sector	6	09/20/2024	500,400	26,340
E-mini Materials Sector	2	09/20/2024	200,300	5,360
Emini S&P 500 ESG Index	4	09/20/2024	1,005,200	9,990
Euro BUXL 30 Year Bonds	36	09/06/2024	5,353,142	(108,174)
Euro STOXX 50 Dividend Index	9	12/19/2025	161,665	2,067
EURO STOXX 50 Index	3	09/20/2024	151,252	4,112
Euro STOXX 50 Quanto Index	602	09/20/2024	33,079,556	141,967
Euro STOXX Banks Index	59	09/20/2024	467,454	8,030
Euro/Japanese Yen Cross Currency Rate	19	09/16/2024	2,619,177	(87,634)
Euro/US Dollar Cross Currency Rate	5	09/16/2024	69,122	(712)

The accompanying notes are an integral part of the consolidated financial statements.
3

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Euro/US Dollar Cross Currency Rate	829	09/16/2024	$114,604,069	$(647,250)
Euro-BOBL	463	09/06/2024	60,223,523	(348,676)
Euro-BTP Italian Government Bonds	288	09/06/2024	37,842,878	314,508
Euro-Bund	329	09/06/2024	48,699,928	(295,526)
Euro-Bund	101	12/06/2024	14,893,495	807
Euro-Schatz	278	09/06/2024	32,644,603	(26,902)
EURO-SCHATZ FUT Dec24	487	12/06/2024	57,412,867	(40,452)
Financial Select Sector Index	2	09/20/2024	282,025	29,050
French Government Bonds	86	09/06/2024	11,984,768	(27,613)
Frozen Concentrated Orange Juice	16	11/08/2024	1,104,720	10,905
FTSE 100 Index	889	09/20/2024	97,926,133	964,961
FTSE Bursa Malaysia KLCI Index	50	09/30/2024	966,744	5,830
FTSE China A50 Index	916	09/27/2024	10,763,000	(68,295)
FTSE MIB Index	16	09/20/2024	609,403	18,073
FTSE/JSE Top 40 Index	110	09/19/2024	4,698,125	85,608
FTSE/MIB Index	24	09/20/2024	4,570,519	101,570
German Stock Index	138	09/20/2024	72,272,094	1,372,105
Gold	250	12/27/2024	63,183,280	996,197
Gold	12	02/26/2025	3,059,760	133,460
Hang Seng China Enterprises Index	66	09/27/2024	2,672,485	32,419
Hang Seng China Enterprises Index	13	09/27/2024	105,280	869
Hang Seng Index	33	09/27/2024	759,637	7,530
Hang Seng Index	84	09/27/2024	9,668,112	148,555
IBEX 35 Composite Index	8	09/20/2024	101,105	5,539
IBEX 35 Index	17	09/20/2024	2,148,485	119,678
ICE 3 Month SONIA Rate	307	03/18/2025	96,285,246	(7,289)
ICE 3 Month SONIA Rate	108	06/17/2025	33,987,576	(31,109)
ICE 3 Month SONIA Rate	185	09/16/2025	58,362,199	(110,043)
ICE 3 Month SONIA Rate	59	12/16/2025	18,639,929	(19,749)
ICE 3 Month SONIA Rate	219	03/17/2026	69,260,792	(76,713)
ICE 3 Month SONIA Rate	130	06/16/2026	41,139,322	(70,935)
ICE 3 Month SONIA Rate	61	09/15/2026	19,311,847	(18,222)
ICE 3 Month SONIA Rate	59	12/15/2026	18,683,514	(19,470)
ICE 3 Month SONIA Rate	57	03/16/2027	18,053,918	(21,374)
ICE 3 Month SONIA Rate	126	06/15/2027	39,916,934	29,631
ICE 3 Month SONIA Rate	8	09/14/2027	2,534,671	(4,120)
ICE 3 Month SONIA Rate	5	12/14/2027	1,584,334	(2,200)
ICE European Climate Exchange Emissions	15	12/16/2024	1,165,644	(39,960)
ICE European Climate Exchange Emissions	2	12/15/2025	160,836	(7,108)
Industrial Select Sector Index	1	09/20/2024	132,720	9,300
Japanese 10 Year Government Bonds	44	09/12/2024	43,557,562	(87,420)

The accompanying notes are an integral part of the consolidated financial statements.
4

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Japanese Yen/US Dollar Cross Currency Rate	85	09/16/2024	$7,288,750	$(83,081)
JPNK400 Index	2	09/12/2024	34,099	557
Lean Hogs	47	10/14/2024	1,545,830	33,640
Lean Hogs	3	12/13/2024	87,330	330
Live Cattle	38	10/31/2024	2,714,720	(77,650)
Live Cattle	35	12/31/2024	2,487,200	(74,980)
London Cocoa	25	12/12/2024	1,754,846	(41,618)
London Cocoa	10	03/14/2025	610,554	(22,799)
London Cocoa	1	05/14/2025	58,258	(1,038)
London Metals - Aluminum	1,834	09/16/2024	111,594,315	(2,919,906)
London Metals - Aluminum	696	12/16/2024	42,767,808	1,366,293
London Metals - Copper	661	09/16/2024	151,084,266	(12,206,057)
London Metals - Copper	242	12/16/2024	56,038,243	383,082
London Metals - Lead	277	09/16/2024	14,038,983	(622,396)
London Metals - Lead	14	12/16/2024	721,423	(4,241)
London Metals - Nickel	106	09/16/2024	10,551,075	(333,425)
London Metals - Nickel	21	12/16/2024	2,119,252	(27,124)
London Metals - Tin	3	09/16/2024	487,965	20,879
London Metals - Tin	1	12/16/2024	161,780	3,601
London Metals - Zinc	286	09/16/2024	20,439,848	(356,682)
London Metals - Zinc	102	12/16/2024	7,405,200	184,491
Long Gilt	296	12/27/2024	38,368,355	(213,451)
Low Sulphur Gas Oil	9	10/10/2024	630,675	(28,350)
Micro Gold	15	12/27/2024	379,140	15,812
MSCI EAFE Index	53	09/20/2024	6,515,025	218,700
MSCI Emerging Markets Index	200	09/20/2024	11,000,000	14,150
MSCI Singapore Index	278	09/27/2024	6,848,009	36,352
Nasdaq 100 Index	50	09/20/2024	19,623,000	(321,660)
NASDAQ 100 Micro Index	2	09/20/2024	78,492	2,419
New Zealand Dollar/US Dollar Cross Currency Rate	169	09/16/2024	10,563,345	7,885
Nifty 50 Index	253	09/26/2024	12,848,352	121,947
Nikkei 225 Index	2	09/12/2024	390,150	10,275
Nikkei 225 Index	1	09/12/2024	26,479	109
Nikkei 225 Index	120	09/12/2024	15,879,335	61,447
Nikkei 225 Index	3	09/12/2024	794,377	15,459
NY Harbor ULSD	33	09/30/2024	3,157,724	(21,533)
NYSE FANG+ Index	1	09/20/2024	55,641	(5,793)
OMXS30 ESG Index	4	09/20/2024	98,460	1,913
OMXS30 Index	316	09/20/2024	8,000,633	272,670
Palladium	3	12/27/2024	288,840	(1,060)
Robusta Coffee	114	11/25/2024	5,618,490	794,520

The accompanying notes are an integral part of the consolidated financial statements.
5

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Robusta Coffee	40	01/27/2025	$1,881,420	$245,600
Russell 2000 Index	1	09/20/2024	11,115	(176)
Russell 2000 Index	156	09/20/2024	17,340,180	132,725
S&P 500 Index	3	09/20/2024	84,915	2,068
S&P 500 Index	2,110	09/20/2024	597,235,500	11,256,210
S&P Mid Cap 400 Index	15	09/20/2024	4,647,150	57,050
S&P/Toronto Stock Exchange 60 Index	73	09/19/2024	15,187,727	716,502
SET50 Index	16	09/27/2024	80,697	(399)
SGX FTSE Taiwan Index	70	09/27/2024	5,231,100	7,955
SGX Technically Specified Rubber 20	1	09/30/2024	9,115	500
Short Euro-BTP Fu Dec24	1	12/06/2024	118,134	(33)
Short-term Euro-BTP	591	09/06/2024	69,340,342	176,742
Silver	45	12/27/2024	6,553,645	(192,740)
Silver	3	03/27/2025	442,995	(13,315)
South African Rand/US Dollar Cross Currency Rate	1	09/16/2024	28,012	488
Soybean Meal	7	12/13/2024	219,100	(1,490)
STOXX 600 Bank Spread Index	3	09/20/2024	33,469	1,338
STOXX 600 Utilities Index	7	09/20/2024	154,369	9,744
STOXX Euro ESG-X Index	16	09/20/2024	346,477	4,698
STOXX Europe 600 Index	2	09/20/2024	43,608	1,813
STOXX Europe 600 Index	105	09/20/2024	3,051,981	56,858
Sugar #11	86	09/30/2024	1,866,682	(14,177)
Swiss Franc/US Dollar Cross Currency Rate	280	09/16/2024	41,231,750	156,350
Technology Select Sector Index	1	09/20/2024	222,500	(5,610)
Tokyo Price Index	7	09/12/2024	130,026	1,614
TOPIX Index	15	09/12/2024	2,786,271	(8,995)
Two Year Canadian Government Bonds	71	12/18/2024	5,509,197	(10,351)
U.S. Treasury 10 Year Notes	997	12/19/2024	113,221,812	(541,977)
U.S. Treasury 2 Year Notes	645	12/31/2024	133,867,735	(154,851)
U.S. Treasury 5 Year Note	921	12/31/2024	100,755,961	(271,507)
U.S. Treasury Long Bonds	307	12/19/2024	37,799,375	(410,602)
U.S. Treasury Ultra Bonds	55	12/19/2024	7,256,562	(104,141)
UK Natural Gas	10	09/27/2024	391,449	2,504
UK Natural Gas	5	10/30/2024	205,742	6,619
US 3 Year Notes	1	12/31/2024	212,477	(484)
US Cocoa	28	12/13/2024	2,142,360	115,240
US Cocoa	20	03/14/2025	1,289,800	29,290
US Dollar/Chinese Renminbi Cross Currency Rate	2	09/16/2024	199,485	(3,208)
Utilities Select Sector Index	3	09/20/2024	231,210	18,470
White Maize	8	12/20/2024	245,446	10,568

The accompanying notes are an integral part of the consolidated financial statements.
6

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
XAV Health Care Select Sector Index	3	09/20/2024	$477,030	$23,720
Yellow Maize	1	12/20/2024	22,694	(768)
				$2,074,154

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(7)	01/31/2025	$2,789,723	$1,292
10 Year Japanese Government Bonds	(20)	09/11/2024	1,980,300	(8,845)
3 Month Euribor	(94)	03/17/2025	25,297,601	(74,863)
3 Month Euribor	(221)	12/15/2025	59,744,998	(226,607)
AUD/USD Cross Currency Rate	(373)	09/16/2024	25,250,235	(3,145)
Australian 90 Day Bank Bills	(1)	03/13/2025	670,453	(16)
Brazilian Real/US Dollar Cross Currency Rate	(2)	09/30/2024	35,290	650
Brent Crude Oil	(2)	09/30/2024	153,860	1,650
Brent Crude Oil	(35)	09/30/2024	2,692,550	46,100
Brent Crude Oil	(12)	10/31/2024	914,880	20,010
Brent Crude Oil	(7)	11/29/2024	530,040	260
CAC40 10 Euro Index	(28)	09/20/2024	2,367,457	(93,583)
Canadian Canola Oil	(141)	11/14/2024	1,286,560	(38,589)
Canadian Canola Oil	(29)	01/14/2025	268,567	(8,971)
Canadian Dollar/US Dollar Cross Currency Rate	(991)	09/17/2024	73,517,335	(771,695)
Copper	(77)	12/27/2024	8,107,137	34,263
Corn No. 2 Yellow	(840)	12/13/2024	16,858,887	653,287
Corn No. 2 Yellow	(700)	03/14/2025	14,665,700	302,037
Corn No. 2 Yellow	(38)	05/14/2025	813,675	41,400
Cotton No.2	(355)	12/06/2024	12,428,675	483,610
Cotton No.2	(45)	03/07/2025	1,613,805	5,735
Crude Oil	(35)	09/20/2024	2,574,250	78,340
Crude Oil	(5)	10/22/2024	363,250	2,480
Crude Oil	(43)	11/20/2024	3,091,270	30,910
Crude Oil	(6)	12/19/2024	428,160	21,210
Crude Palm Oil	(4)	12/13/2024	91,267	(6,640)
Crude Palm Oil	(1)	01/15/2025	22,695	(1,469)
Crude Soybean Oil	(347)	12/13/2024	8,751,588	(6,816)
Crude Soybean Oil	(82)	01/14/2025	2,071,998	55,926
Crude Soybean Oil	(7)	03/14/2025	177,240	8,592
Dollar Index	(205)	09/16/2024	20,832,920	(42,265)
Euro/Pound Sterling Cross Currency Rate	(4)	09/16/2024	553,327	9,029
Euro-BOBL	(390)	12/06/2024	51,284,364	18,814
Euro-Bund	(125)	12/06/2024	18,432,543	11,905
Euro-Schatz	(265)	09/06/2024	31,118,057	(234,461)
European Rapeseed	(18)	10/31/2024	467,833	(13,721)
European Rapeseed	(5)	01/31/2025	130,368	(4,366)
Feeder Cattle	(19)	10/31/2024	2,258,625	(17,200)
Feeder Cattle	(7)	11/21/2024	823,375	1,438
FTSE China A50 Index	(283)	09/27/2024	3,325,250	267

The accompanying notes are an integral part of the consolidated financial statements.
7

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Gold	(42)	12/27/2024	$10,615,920	$45,020
Hang Seng Index	(50)	09/27/2024	5,754,828	(61,806)
Hang Seng TECH Index	(4)	09/27/2024	91,641	(2,411)
Hard Red Winter Wheat	(192)	12/13/2024	5,430,650	32,688
Hard Red Winter Wheat	(45)	03/14/2025	1,300,112	12,425
ICE 3 Month SONIA Rate	(24)	03/17/2026	7,590,224	(17,730)
ICE European Climate Exchange Emissions	(10)	12/16/2024	777,096	(43,884)
Indian Rupee/US Dollar Cross Currency Rate	(6)	09/26/2024	143,016	(100)
Japanese 10 Year Government Bonds	(25)	09/12/2024	24,748,615	(201,587)
Japanese Yen/US Dollar Cross Currency Rate	(168)	09/16/2024	14,406,000	(10,469)
Lean Hogs	(83)	12/13/2024	2,400,120	(105,580)
Lean Hogs	(95)	02/14/2025	2,852,660	(90,090)
Light Sweet Crude Oil	(4)	09/19/2024	147,100	3,775
Live Cattle	(9)	12/31/2024	639,180	(1,740)
Live Cattle	(53)	02/28/2025	3,783,460	(260)
Live Cattle	(9)	04/30/2025	648,630	2,250
London Metals - Aluminum	(1,834)	09/16/2024	111,594,315	2,222,445
London Metals - Aluminum	(724)	12/16/2024	44,488,352	(2,637,655)
London Metals - Copper	(661)	09/16/2024	151,084,266	10,666,000
London Metals - Copper	(242)	12/16/2024	56,038,243	(1,112,375)
London Metals - Lead	(277)	09/16/2024	14,038,983	730,964
London Metals - Lead	(148)	12/16/2024	7,626,477	(94,665)
London Metals - Nickel	(106)	09/16/2024	10,551,075	577,892
London Metals - Nickel	(80)	12/16/2024	8,073,341	(118,079)
London Metals - Tin	(3)	09/16/2024	487,965	(17,276)
London Metals - Zinc	(286)	09/16/2024	20,439,848	(967,583)
London Metals - Zinc	(94)	12/16/2024	6,824,400	(371,794)
Long Gilt	(107)	12/27/2024	13,869,642	131,461
Low Sulphur Gas Oil	(71)	10/10/2024	4,975,325	118,550
Low Sulphur Gas Oil	(20)	11/12/2024	1,398,500	44,325
Low Sulphur Gas Oil	(10)	12/12/2024	696,500	29,250
Low Sulphur Gas Oil	(10)	01/10/2025	696,000	29,000
Lumber	(4)	11/15/2024	56,925	(380)
Maize	(3)	11/05/2024	33,038	(788)
Mexican Peso/US Dollar Cross Currency Rate	(148)	09/16/2024	3,750,320	184,900
Mexican Stock Exchange Price & Quotation Index	(7)	09/20/2024	185,444	6,538
Milling Wheat No. 2	(5)	09/10/2024	56,472	1
Milling Wheat No. 2	(291)	12/10/2024	3,492,442	32,333
Milling Wheat No. 2	(101)	03/10/2025	1,247,637	(5,941)
Milling Wheat No. 2	(19)	05/12/2025	239,167	2,625
MSCI China A 50 Index	(2)	09/20/2024	93,270	(2,080)
Natural Gas	(9)	09/25/2024	47,857	2,692
Natural Gas	(288)	09/26/2024	6,125,760	373,960
Natural Gas	(302)	10/29/2024	7,549,470	776,430
Natural Gas	(76)	11/26/2024	2,308,120	141,030
Nikkei 225 Index	(3)	09/12/2024	794,377	(17,717)
NY Harbor ULSD	(188)	09/30/2024	17,989,457	578,714
NY Harbor ULSD	(24)	10/31/2024	2,312,050	75,970
NY Harbor ULSD	(21)	11/29/2024	2,029,835	70,753
NY Harbor ULSD	(7)	12/31/2024	678,670	12,176

The accompanying notes are an integral part of the consolidated financial statements.
8

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Oats	(1)	12/13/2024	$16,900	$(588)
Palladium	(12)	12/27/2024	1,155,360	(24,240)
Phelix DE Baseload Quarterly	(1)	09/26/2024	237,712	(3,907)
Platinum	(43)	10/29/2024	2,004,230	10,675
Platinum	(1)	06/25/2025	15,066	219
Red Spring Wheat	(66)	12/13/2024	1,984,962	9,938
Red Spring Wheat	(27)	03/14/2025	839,825	(16,863)
Reformulated Gasoline Blendstock	(105)	09/30/2024	9,231,012	156,702
Reformulated Gasoline Blendstock	(22)	10/31/2024	1,898,450	1,621
Reformulated Gasoline Blendstock	(9)	11/29/2024	764,165	6,140
Reformulated Gasoline Blendstock	(9)	12/31/2024	758,948	12,411
Rough Rice	(10)	11/14/2024	295,700	4,200
SGX TSI Iron Ore	(108)	09/30/2024	1,089,504	(72,294)
SGX TSI Iron Ore	(154)	10/30/2024	1,555,294	(19,212)
SGX TSI Iron Ore	(52)	11/29/2024	525,349	(9,641)
SGX TSI Iron Ore	(32)	12/31/2024	322,040	(8,719)
Silver	(10)	12/27/2024	1,457,150	15,250
Soybean Meal	(279)	12/13/2024	8,737,590	(750)
Soybean Meal	(99)	01/14/2025	3,116,430	129,790
Soybeans	(479)	11/14/2024	23,968,750	1,384,713
Soybeans	(54)	01/14/2025	2,752,088	228,325
Soybeans	(237)	03/14/2025	12,226,238	430,200
Sugar #11	(136)	09/30/2024	2,951,962	(118,563)
Sugar #11	(218)	02/28/2025	4,793,286	(199,998)
Sugar #11	(58)	04/30/2025	1,218,672	(56,168)
Sugar #11	(4)	06/30/2025	82,253	(1,534)
TOPIX Index	(1)	09/12/2024	185,751	(9,884)
U.S. Treasury 10 Year Notes	(24)	12/19/2024	2,725,500	2,000
U.S. Treasury 2 Year Notes	(37)	12/31/2024	7,679,234	11,578
U.S. Treasury 5 Year Note	(46)	12/31/2024	5,032,328	8,141
Wheat	(534)	12/13/2024	14,731,525	892,300
Wheat	(84)	03/14/2025	2,406,463	26,100
Wheat	(13)	05/14/2025	379,438	650
White Sugar	(10)	09/13/2024	273,400	(8,510)
White Sugar	(106)	11/15/2024	2,816,510	(97,960)
White Sugar	(37)	02/13/2025	975,735	(31,715)
WTI Light Sweet Crude Oil	(1)	09/19/2024	73,550	410
WTI Light Sweet Crude Oil	(3)	10/21/2024	217,950	6,380
WTI Light Sweet Crude Oil	(2)	11/19/2024	143,780	850
WTI Light Sweet Crude Oil	(2)	12/18/2024	142,720	7,310
				13,963,486
Total Futures Contracts				$16,037,640

The accompanying notes are an integral part of the consolidated financial statements.
9

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Forward foreign currency contracts outstanding as of August 31, 2024 were as follows:

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/25/2024	AUD	15,400,000	CAD	14,105,722	SG Americas Securities LLC	$(45,282)
09/25/2024	AUD	2,064,370	EUR	1,250,000	SG Americas Securities LLC	14,790
09/03/2024	AUD	725,339	GBP	375,000	SG Americas Securities LLC	(1,511)
09/25/2024	AUD	1,701,430	GBP	875,000	SG Americas Securities LLC	2,948
09/25/2024	AUD	5,400,000	JPY	528,630,386	SG Americas Securities LLC	27,643
09/25/2024	AUD	17,000,000	NZD	18,650,374	SG Americas Securities LLC	(146,264)
09/03/2024	AUD	40,132,740	USD	27,265,302	SG Americas Securities LLC	(98,317)
09/18/2024	AUD	37,517,000	USD	25,228,286	SG Americas Securities LLC	177,475
09/25/2024	AUD	12,800,000	USD	8,695,527	SG Americas Securities LLC	(26,177)
09/04/2024	BRL	62,616,574	USD	11,187,876	SG Americas Securities LLC	(82,806)
10/02/2024	BRL	33,339,643	USD	6,050,000	SG Americas Securities LLC	(157,157)
09/25/2024	CAD	731,901	AUD	800,000	SG Americas Securities LLC	1,711
09/03/2024	CAD	1,306,555	EUR	875,000	SG Americas Securities LLC	2,235
09/25/2024	CAD	938,346	EUR	625,000	SG Americas Securities LLC	5,164
09/25/2024	CAD	2,200,000	JPY	235,810,714	SG Americas Securities LLC	14,678
09/03/2024	CAD	84,891,038	USD	62,927,406	SG Americas Securities LLC	73,045
09/18/2024	CAD	40,383,109	USD	29,537,531	SG Americas Securities LLC	446,379
09/18/2024	CHF	4,523,334	EUR	4,800,000	SG Americas Securities LLC	22,641
09/25/2024	CHF	7,960,030	EUR	8,375,000	SG Americas Securities LLC	124,153
09/25/2024	CHF	557,023	GBP	500,000	SG Americas Securities LLC	480
09/25/2024	CHF	4,750,000	JPY	808,328,685	SG Americas Securities LLC	54,798
09/03/2024	CHF	22,906,907	USD	27,213,890	SG Americas Securities LLC	(253,432)
09/18/2024	CHF	29,548,041	USD	34,387,222	SG Americas Securities LLC	450,978
09/25/2024	CHF	6,000,000	USD	7,003,489	SG Americas Securities LLC	76,551
09/03/2024	CLP	95,529,000	USD	101,389	SG Americas Securities LLC	3,153
09/05/2024	CLP	94,050,640	USD	100,000	SG Americas Securities LLC	2,921
09/06/2024	CLP	94,995,830	USD	100,000	SG Americas Securities LLC	3,954
09/09/2024	CLP	186,214,640	USD	200,000	SG Americas Securities LLC	3,765
09/13/2024	CLP	91,589,480	USD	100,000	SG Americas Securities LLC	215
09/16/2024	CLP	182,793,660	USD	200,000	SG Americas Securities LLC	1
09/23/2024	CLP	2,954,733,725	USD	3,200,000	SG Americas Securities LLC	32,515
09/27/2024	CLP	183,116,260	USD	200,000	SG Americas Securities LLC	319
09/03/2024	CNH	21,388,440	USD	3,016,874	SG Americas Securities LLC	1,702
09/19/2024	CNH	120,007,946	USD	16,842,745	SG Americas Securities LLC	126,835
09/25/2024	CNH	36,260,262	USD	5,100,000	SG Americas Securities LLC	31,124
09/03/2024	COP	410,197,316	USD	100,000	SG Americas Securities LLC	(1,965)
09/06/2024	COP	412,209,900	USD	100,000	SG Americas Securities LLC	(1,540)
09/13/2024	COP	408,500,000	USD	100,000	SG Americas Securities LLC	(2,517)
09/16/2024	COP	409,043,000	USD	100,000	SG Americas Securities LLC	(2,427)
09/18/2024	COP	9,198,030,680	USD	2,250,000	SG Americas Securities LLC	(56,477)
09/23/2024	COP	1,614,663,000	USD	400,000	SG Americas Securities LLC	(15,195)
10/03/2024	COP	837,759,000	USD	200,000	SG Americas Securities LLC	(611)
09/18/2024	CZK	56,444,593	EUR	2,250,000	SG Americas Securities LLC	4,083
09/25/2024	EUR	6,750,000	AUD	11,121,579	SG Americas Securities LLC	(62,244)
09/03/2024	EUR	500,000	CAD	746,581	SG Americas Securities LLC	(1,261)
09/25/2024	EUR	11,250,000	CAD	16,980,776	SG Americas Securities LLC	(160,207)
09/18/2024	EUR	5,300,000	CHF	5,016,149	SG Americas Securities LLC	(50,507)

The accompanying notes are an integral part of the consolidated financial statements.
10

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/18/2024	EUR	2,900,000	CZK	73,162,057	SG Americas Securities LLC	$(23,429)
09/03/2024	EUR	1,299,488	GBP	1,093,021	SG Americas Securities LLC	1,175
09/18/2024	EUR	300,000	GBP	256,769	SG Americas Securities LLC	(5,370)
09/25/2024	EUR	4,500,000	GBP	3,820,700	SG Americas Securities LLC	(38,738)
09/18/2024	EUR	600,000	HUF	237,884,540	SG Americas Securities LLC	(4,859)
09/25/2024	EUR	900,000	HUF	356,407,417	SG Americas Securities LLC	(5,554)
09/18/2024	EUR	4,600,000	JPY	741,110,931	SG Americas Securities LLC	5,734
09/25/2024	EUR	4,400,000	JPY	711,928,448	SG Americas Securities LLC	(18,776)
09/03/2024	EUR	1,304,498	NOK	15,179,861	SG Americas Securities LLC	10,808
09/18/2024	EUR	29,186,019	NOK	349,001,309	SG Americas Securities LLC	(630,748)
09/25/2024	EUR	6,875,000	NOK	80,476,481	SG Americas Securities LLC	16,319
09/03/2024	EUR	216,524	PLN	927,816	SG Americas Securities LLC	(104)
09/18/2024	EUR	1,784,902	PLN	7,726,968	SG Americas Securities LLC	(19,340)
09/03/2024	EUR	793,205	SEK	9,000,000	SG Americas Securities LLC	285
09/18/2024	EUR	11,997,718	SEK	138,802,628	SG Americas Securities LLC	(257,540)
09/25/2024	EUR	6,625,000	SEK	75,504,533	SG Americas Securities LLC	(31,342)
09/03/2024	EUR	28,963,076	USD	32,230,690	SG Americas Securities LLC	(209,044)
09/18/2024	EUR	46,401,000	USD	51,176,803	SG Americas Securities LLC	159,441
09/25/2024	EUR	8,750,000	USD	9,721,664	SG Americas Securities LLC	(37,910)
09/25/2024	GBP	7,625,000	AUD	14,722,289	SG Americas Securities LLC	45,060
09/03/2024	GBP	348,726	EUR	413,976	SG Americas Securities LLC	313
09/18/2024	GBP	19,610,900	EUR	23,000,000	SG Americas Securities LLC	313,559
09/25/2024	GBP	16,384,180	EUR	19,200,000	SG Americas Securities LLC	273,686
09/25/2024	GBP	2,750,000	JPY	521,314,765	SG Americas Securities LLC	32,951
09/03/2024	GBP	37,165,782	USD	49,125,731	SG Americas Securities LLC	(313,304)
09/18/2024	GBP	51,278,000	USD	66,141,543	SG Americas Securities LLC	1,214,565
09/25/2024	GBP	8,500,000	USD	11,060,078	SG Americas Securities LLC	105,704
09/18/2024	HUF	1,380,838,613	EUR	3,500,000	SG Americas Securities LLC	9,172
09/25/2024	HUF	78,827,270	EUR	200,000	SG Americas Securities LLC	182
09/03/2024	HUF	353,883,399	USD	1,000,000	SG Americas Securities LLC	(4,756)
09/25/2024	HUF	496,072,438	USD	1,400,000	SG Americas Securities LLC	(5,908)
09/18/2024	IDR	36,604,843,901	USD	2,350,000	SG Americas Securities LLC	16,653
09/27/2024	IDR	31,031,082,000	USD	2,000,000	SG Americas Securities LLC	5,589
09/03/2024	ILS	1,451,609	USD	400,000	SG Americas Securities LLC	(780)
09/18/2024	ILS	8,342,731	USD	2,250,000	SG Americas Securities LLC	45,812
09/06/2024	INR	368,022,780	USD	4,387,078	SG Americas Securities LLC	87
09/09/2024	INR	459,953	USD	5,474	SG Americas Securities LLC	9
09/12/2024	INR	33,102,749	USD	394,526	SG Americas Securities LLC	12
09/18/2024	INR	193,114,620	USD	2,300,000	SG Americas Securities LLC	1,206
09/25/2024	JPY	42,458,780	CHF	250,000	SG Americas Securities LLC	(3,467)
09/18/2024	JPY	458,646,347	EUR	2,850,000	SG Americas Securities LLC	(7,121)
09/03/2024	JPY	112,500,000	USD	770,747	SG Americas Securities LLC	(751)
09/18/2024	JPY	5,121,233,520	USD	34,731,545	SG Americas Securities LLC	396,689
09/05/2024	KRW	3,677,856,478	USD	2,700,000	SG Americas Securities LLC	54,327
09/09/2024	KRW	13,087,494,141	USD	9,600,000	SG Americas Securities LLC	203,797
09/19/2024	KRW	15,896,495,589	USD	11,900,000	SG Americas Securities LLC	16,006
09/23/2024	KRW	3,732,067,349	USD	2,800,000	SG Americas Securities LLC	(1,693)
09/27/2024	KRW	1,199,869,000	USD	900,000	SG Americas Securities LLC	(95)
09/30/2024	KRW	1,866,380,972	USD	1,400,000	SG Americas Securities LLC	66

The accompanying notes are an integral part of the consolidated financial statements.
11

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
10/04/2024	KRW	2,530,639,625	USD	1,900,000	SG Americas Securities LLC	$(1,166)
09/18/2024	MXN	155,625,999	USD	8,372,104	SG Americas Securities LLC	(493,502)
09/03/2024	NOK	18,091,991	EUR	1,554,680	SG Americas Securities LLC	(12,798)
09/18/2024	NOK	256,322,660	EUR	21,864,596	SG Americas Securities LLC	(11,421)
09/03/2024	NOK	2,500,000	SEK	2,431,650	SG Americas Securities LLC	(1,118)
09/03/2024	NOK	30,474,419	USD	2,900,000	SG Americas Securities LLC	(26,287)
09/25/2024	NOK	30,518,796	USD	2,900,000	SG Americas Securities LLC	(20,783)
09/25/2024	NZD	1,600,000	JPY	142,934,074	SG Americas Securities LLC	18,893
09/03/2024	NZD	5,200,000	USD	3,251,218	SG Americas Securities LLC	(365)
09/18/2024	NZD	31,750,000	USD	19,445,964	SG Americas Securities LLC	403,885
09/25/2024	NZD	9,900,000	USD	6,162,345	SG Americas Securities LLC	27,152
09/18/2024	PEN	3,924,135	USD	1,050,000	SG Americas Securities LLC	(3,060)
09/18/2024	PHP	166,773,318	USD	2,950,000	SG Americas Securities LLC	19,815
09/27/2024	PHP	16,866,800	USD	300,000	SG Americas Securities LLC	343
09/03/2024	PLN	500,000	EUR	116,567	SG Americas Securities LLC	186
09/18/2024	PLN	60,395,335	EUR	13,976,660	SG Americas Securities LLC	122,893
09/25/2024	PLN	3,847,771	EUR	900,000	SG Americas Securities LLC	(3,169)
09/03/2024	PLN	385,828	USD	100,000	SG Americas Securities LLC	(407)
09/25/2024	PLN	29,659,380	USD	7,700,000	SG Americas Securities LLC	(46,727)
09/03/2024	SEK	46,587,241	EUR	4,107,687	SG Americas Securities LLC	(3,430)
09/18/2024	SEK	163,748,270	EUR	14,382,143	SG Americas Securities LLC	51,361
09/25/2024	SEK	36,179,298	EUR	3,185,952	SG Americas Securities LLC	2,325
09/25/2024	SEK	69,182,492	NOK	71,000,000	SG Americas Securities LLC	48,480
09/25/2024	SEK	34,912,168	USD	3,400,000	SG Americas Securities LLC	4,692
09/18/2024	SGD	10,053,268	USD	7,650,000	SG Americas Securities LLC	62,928
09/25/2024	SGD	25,070,782	USD	19,200,000	SG Americas Securities LLC	42,542
09/18/2024	THB	105,230,981	USD	3,050,000	SG Americas Securities LLC	64,115
09/18/2024	TRY	17,500,000	USD	491,733	SG Americas Securities LLC	9,583
09/18/2024	TWD	106,788,856	USD	3,350,000	SG Americas Securities LLC	(4,721)
09/27/2024	TWD	6,370,000	USD	200,000	SG Americas Securities LLC	(257)
09/18/2024	USD	20,796,179	AUD	31,453,000	SG Americas Securities LLC	(503,161)
09/25/2024	USD	5,252,794	AUD	7,800,000	SG Americas Securities LLC	(30,092)
09/04/2024	USD	11,086,265	BRL	62,639,847	SG Americas Securities LLC	(22,933)
10/02/2024	USD	12,350,000	BRL	69,796,995	SG Americas Securities LLC	13,253
09/18/2024	USD	50,716,907	CAD	69,340,656	SG Americas Securities LLC	(767,588)
09/25/2024	USD	13,170,357	CAD	17,900,000	SG Americas Securities LLC	(123,052)
09/03/2024	USD	2,646,544	CHF	2,227,226	SG Americas Securities LLC	25,194
09/18/2024	USD	32,203,811	CHF	28,312,220	SG Americas Securities LLC	(1,177,310)
09/25/2024	USD	1,624,988	CHF	1,375,000	SG Americas Securities LLC	2,478
09/03/2024	USD	100,000	CLP	95,529,000	SG Americas Securities LLC	(4,542)
09/05/2024	USD	100,000	CLP	95,399,000	SG Americas Securities LLC	(4,396)
09/06/2024	USD	100,000	CLP	93,631,000	SG Americas Securities LLC	(2,460)
09/09/2024	USD	200,000	CLP	187,586,832	SG Americas Securities LLC	(5,266)
09/13/2024	USD	100,000	CLP	93,342,170	SG Americas Securities LLC	(2,133)
09/16/2024	USD	200,000	CLP	186,444,483	SG Americas Securities LLC	(3,994)
09/23/2024	USD	2,150,000	CLP	2,008,760,265	SG Americas Securities LLC	(47,608)
09/27/2024	USD	200,000	CLP	184,906,000	SG Americas Securities LLC	(2,277)
09/30/2024	USD	100,000	CLP	90,691,000	SG Americas Securities LLC	793
10/04/2024	USD	300,000	CLP	274,453,500	SG Americas Securities LLC	(209)

The accompanying notes are an integral part of the consolidated financial statements.
12

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/03/2024	USD	917,069	CNH	6,500,000	SG Americas Securities LLC	$(284)
09/19/2024	USD	18,990,603	CNH	136,818,645	SG Americas Securities LLC	(356,074)
09/25/2024	USD	4,600,000	CNH	32,700,853	SG Americas Securities LLC	(27,439)
09/03/2024	USD	102,095	COP	410,197,316	SG Americas Securities LLC	4,060
09/06/2024	USD	100,000	COP	413,006,060	SG Americas Securities LLC	1,350
09/13/2024	USD	100,000	COP	416,689,684	SG Americas Securities LLC	563
09/16/2024	USD	100,000	COP	418,803,684	SG Americas Securities LLC	98
10/03/2024	USD	200,000	COP	832,669,368	SG Americas Securities LLC	1,823
09/03/2024	USD	524,151	EUR	471,748	SG Americas Securities LLC	2,585
09/18/2024	USD	30,420,871	EUR	28,025,000	SG Americas Securities LLC	(584,888)
09/03/2024	USD	4,533,862	GBP	3,436,128	SG Americas Securities LLC	20,954
09/18/2024	USD	17,432,980	GBP	13,624,000	SG Americas Securities LLC	(462,796)
09/25/2024	USD	164,123	GBP	125,000	SG Americas Securities LLC	(80)
09/25/2024	USD	400,000	HUF	144,183,240	SG Americas Securities LLC	(5,192)
09/18/2024	USD	1,900,000	IDR	30,717,223,124	SG Americas Securities LLC	(85,994)
09/27/2024	USD	700,000	IDR	10,909,822,000	SG Americas Securities LLC	(5,119)
09/18/2024	USD	1,800,000	ILS	6,855,015	SG Americas Securities LLC	(86,412)
09/25/2024	USD	2,400,000	ILS	8,847,638	SG Americas Securities LLC	(35,499)
09/06/2024	USD	4,387,078	INR	367,738,039	SG Americas Securities LLC	3,308
09/09/2024	USD	5,474	INR	459,898	SG Americas Securities LLC	(8)
09/12/2024	USD	394,526	INR	33,149,534	SG Americas Securities LLC	(570)
09/17/2024	USD	7,389,055	INR	621,005,738	SG Americas Securities LLC	(11,258)
09/18/2024	USD	900,000	INR	75,646,007	SG Americas Securities LLC	(1,418)
09/20/2024	USD	5,400,000	INR	453,768,372	SG Americas Securities LLC	(6,877)
09/23/2024	USD	5,422,565	INR	455,460,756	SG Americas Securities LLC	(3,951)
09/27/2024	USD	6,487,078	INR	544,647,708	SG Americas Securities LLC	(1,202)
10/03/2024	USD	394,526	INR	33,125,078	SG Americas Securities LLC	1
09/18/2024	USD	26,208,260	JPY	4,006,259,925	SG Americas Securities LLC	(1,272,002)
09/25/2024	USD	5,575,895	JPY	812,500,000	SG Americas Securities LLC	(2,981)
09/05/2024	USD	2,700,000	KRW	3,696,546,640	SG Americas Securities LLC	(68,324)
09/09/2024	USD	9,600,000	KRW	13,171,760,626	SG Americas Securities LLC	(266,921)
09/19/2024	USD	12,150,000	KRW	16,587,448,825	SG Americas Securities LLC	(283,944)
09/27/2024	USD	3,100,000	KRW	4,162,146,000	SG Americas Securities LLC	(21,619)
09/30/2024	USD	6,900,000	KRW	9,192,756,081	SG Americas Securities LLC	4,054
09/18/2024	USD	14,624,747	MXN	277,031,875	SG Americas Securities LLC	599,946
09/25/2024	USD	1,026,665	MXN	19,500,000	SG Americas Securities LLC	40,537
09/25/2024	USD	5,400,000	NOK	56,960,647	SG Americas Securities LLC	26,195
09/18/2024	USD	18,359,539	NZD	30,663,000	SG Americas Securities LLC	(810,728)
09/25/2024	USD	4,726,145	NZD	7,700,000	SG Americas Securities LLC	(87,908)
09/18/2024	USD	550,000	PEN	2,052,760	SG Americas Securities LLC	2,334
09/18/2024	USD	1,850,000	PHP	106,952,623	SG Americas Securities LLC	(54,558)
09/27/2024	USD	300,000	PHP	17,007,900	SG Americas Securities LLC	(2,855)
09/18/2024	USD	800,000	SGD	1,049,690	SG Americas Securities LLC	(5,328)
09/18/2024	USD	1,500,000	THB	52,752,600	SG Americas Securities LLC	(61,115)
09/18/2024	USD	85,737	TRY	3,000,000	SG Americas Securities LLC	(203)
09/25/2024	USD	4,300,000	TRY	150,935,415	SG Americas Securities LLC	11,402
09/18/2024	USD	4,050,000	TWD	131,747,095	SG Americas Securities LLC	(77,123)
09/19/2024	USD	3,500,000	TWD	112,579,950	SG Americas Securities LLC	(27,075)
09/27/2024	USD	1,800,000	TWD	57,309,100	SG Americas Securities LLC	2,967

The accompanying notes are an integral part of the consolidated financial statements.
13

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Concluded)

August 31, 2024

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/03/2024	USD	113,101	ZAR	2,000,000	SG Americas Securities LLC	$959
09/18/2024	USD	733,268	ZAR	13,500,324	SG Americas Securities LLC	(22,771)
09/25/2024	USD	100,000	ZAR	1,783,981	SG Americas Securities LLC	152
09/03/2024	ZAR	2,000,000	USD	113,150	SG Americas Securities LLC	(1,008)
09/18/2024	ZAR	117,825,904	USD	6,462,099	SG Americas Securities LLC	136,337
09/25/2024	ZAR	101,960,808	USD	5,700,000	SG Americas Securities LLC	6,665
Total Forward Foreign Currency Contracts						$(4,431,618)

AUD	Australian Dollar	LME	London Mercantile Exchange
BRL	Brazilian Real	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	Deutscher Aktienindex	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
FTSE	Financial Times Stock Exchange	THB	Thai Baht
GBP	British Pound	TRY	Turkish Lira
HUF	Hungarian Forint	TWD	Taiwan Dollar
IDR	Indonesian Rupiah	USD	United States Dollar
ILS	Israeli New Shekel	WTI	West Texas Intermediate
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen
KRW	Korean Won

The accompanying notes are an integral part of the consolidated financial statements.
14

Abbey Capital Multi Asset Fund

Consolidated Statement of Assets And Liabilities

August 31, 2024

ASSETS
Investments, at value (cost $789,745,235)	$790,138,799
Cash equivalents	66,138,528
Foreign currency deposits with broker for futures contracts (cost $4,952,987)	4,938,998
Deposit with brokers:
Forward foreign currency contracts	17,749,657
Futures contracts	125,542,494
Receivables for:
Capital shares sold	7,686,103
Interest receivable	223,196
Unrealized appreciation on forward foreign currency contracts	6,422,664
Unrealized appreciation on futures contracts	46,127,418
Prepaid expenses and other assets	77,894
Total assets	$1,065,045,751

LIABILITIES
Payables for:
Advisory fees	1,425,848
Capital shares redeemed	766,490
Unrealized depreciation on forward foreign currency contracts	10,854,282
Unrealized depreciation on futures contracts	30,089,778
Other accrued expenses and liabilities	235,232
Total liabilities	43,371,630
Net assets	$1,021,674,121

NET ASSETS CONSIST OF:
Par value	$86,100
Paid-in capital	998,808,849
Total distributable earnings/(losses)	22,779,172
Net assets	$1,021,674,121

CLASS A SHARES:
Net assets	$6,671,652
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	564,631
Net asset value and redemption price per share	$11.82
Maximum offering price per share (100/94.25 of 11.82)	$12.54

CLASS I SHARES:
Net assets	$1,000,318,558
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	84,267,130
Net asset value, offering and redemption price per share	$11.87

CLASS C SHARES:
Net assets	$14,683,911
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,267,819
Net asset value, offering and redemption price per share	$11.59

The accompanying notes are an integral part of the consolidated financial statements.
15

Abbey Capital Multi Asset Fund

Consolidated Statement of Operations

For the Year Ended August 31, 2024

INVESTMENT INCOME
Interest	$37,758,392
Total investment income	37,758,392
EXPENSES
Advisory fees (Note 2)	13,269,062
Administration and accounting services fees (Note 2)	181,367
Transfer agent fees (Note 2)	106,601
Director fees	103,952
Registration and filing fees	93,149
Audit and tax service fees	73,181
Printing and shareholder reporting fees	65,922
Other expenses	63,412
Distribution fees (Class A Shares) (Note 2)	8,910
Distribution fees (Class C Shares) (Note 2)	61,316
Officer fees	53,355
Legal fees	46,802
Custodian fees (Note 2)	39,772
Total expenses before waivers and/or reimbursements	14,166,801
Less: waivers and/or reimbursements (Note 2)	(647,218)
Net expenses after waivers and/or reimbursements	13,519,583
Net investment income/(loss)	24,238,809
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	17,178
Futures contracts	18,577,595
Foreign currency transactions	(2,444,167)
Forward foreign currency contracts	(18,235,878)
Net change in unrealized appreciation/(depreciation) on:
Investments	546,766
Futures contracts	9,972,094
Foreign currency translations	(20,936)
Forward foreign currency contracts	(4,699,559)
Net realized and unrealized gain/(loss) from investments	3,713,093
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,951,902

The accompanying notes are an integral part of the consolidated financial statements.
16

Abbey Capital Multi Asset Fund

Consolidated Statements of Changes in Net Assets

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$24,238,809	$9,783,631
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	(2,085,272)	(5,805,613)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations and forward foreign currency contracts	5,798,365	(2,284,465)
Net increase/(decrease) in net assets resulting from operations	27,951,902	1,693,553
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	$(80,502)	$(56,337)
Class I	(21,476,557)	(15,883,994)
Class C	(194,878)	(167,553)
Net decrease in net assets from dividends and distributions to shareholders	(21,751,937)	(16,107,884)
CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	8,280,971	3,555,040
Proceeds from reinvestment of distributions	58,480	35,007
Shares redeemed	(3,272,101)	(2,652,964)
Total from Class A Shares	5,067,350	937,083
Class I Shares
Proceeds from shares sold	732,653,887	379,787,638
Proceeds from reinvestment of distributions	12,529,698	10,506,767
Shares redeemed	(248,071,786)	(221,232,417)
Total from Class I Shares	497,111,799	169,061,988
Class C Shares
Proceeds from shares sold	10,903,723	5,762,438
Proceeds from reinvestment of distributions	122,506	108,350
Shares redeemed	(1,745,933)	(688,103)
Total from Class C Shares	9,280,296	5,182,685
Net increase/(decrease) in net assets from capital share transactions	511,459,445	175,181,756
Total increase/(decrease) in net assets	517,659,410	160,767,425
NET ASSETS:
Beginning of period	504,014,711	343,247,286
End of period	$1,021,674,121	$504,014,711

The accompanying notes are an integral part of the consolidated financial statements.
17

Abbey Capital Multi Asset Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Shares sold	691,208	304,780
Shares reinvested	5,390	3,095
Shares redeemed	(276,345)	(231,142)
Total Class A Shares	420,253	76,733
Class I Shares
Shares sold	61,322,625	32,917,512
Shares reinvested	1,151,627	927,341
Shares redeemed	(21,252,768)	(19,386,275)
Total Class I Shares	41,221,484	14,458,578
Class C Shares
Shares sold	914,951	491,570
Shares reinvested	11,460	9,673
Shares redeemed	(151,257)	(61,266)
Total Class C Shares	775,154	439,977
Net increase/(decrease) in shares outstanding	42,416,891	14,975,288

The accompanying notes are an integral part of the consolidated financial statements.
18

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For The Period February 16, 2022 to august 31, 2022(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.51	$11.94	$11.21
Net investment income/(loss)(2)	0.34	0.23	(0.06)
Net realized and unrealized gain/(loss) from investments	0.38	(0.21)	0.79
Net increase/(decrease) in net assets resulting from operations	0.72	0.02	0.73
Dividends and distributions to shareholders from:
Net investment income	(0.10)	(0.42)	—
Net realized capital gains	(0.31)	(0.03)	—
Total dividends and distributions to shareholders	(0.41)	(0.45)	—
Net asset value, end of period	$11.82	$11.51	$11.94
Total investment return/(loss)(3)	6.61%	0.24%	6.51	%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,672	$1,661	$808
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(6)	2.04%	2.04%	2.04	%(5)
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(6)	2.04%	2.04%	2.04	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(6)	2.12%	2.16%	2.23	%(5)
Ratio of net investment income/(loss) to average net assets	2.88%	1.99%	(0.87	)%(5)
Portfolio turnover rate(7)	0%	0%	0	%(4)

(1)	Inception date of Class A Shares of the Fund was February 16, 2022.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(4)	Not Annualized
(5)	Annualized
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares.

(7)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.
19

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$11.54	$11.96	$11.98	$11.07	$10.94
Net investment income/(loss)(1)	0.38	0.26	(0.13)	(0.21)	(0.08)
Net realized and unrealized gain/(loss) from investments	0.37	(0.23)	1.29	2.21	1.38
Net increase/(decrease) in net assets resulting from operations	0.75	0.03	1.16	2.00	1.30
Dividends and distributions to shareholders from:
Net investment income	(0.11)	(0.42)	(0.34)	(0.17)	(0.96)
Net realized capital gains	(0.31)	(0.03)	(0.84)	(0.92)	(0.21)
Total dividends and distributions to shareholders	(0.42)	(0.45)	(1.18)	(1.09)	(1.17)
Net asset value, end of period	$11.87	$11.54	$11.96	$11.98	$11.07
Total investment return/(loss)(2)	6.88%	0.38%	10.40%	19.72%	13.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,000,319	$496,775	$341,815	$94,948	$37,572
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	1.79%	1.79%	1.79%	1.84%	1.79%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	1.87%	1.91%	1.98%	2.28%	2.45%
Ratio of net investment income/(loss) to average net assets	3.13%	2.24%	(1.12)%	(1.80)%	(0.76)%
Portfolio turnover rate(4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class A Shares.

(4)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.
20

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights (Concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For The Period November 8, 2021 To August 31, 2022(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.32	$11.85	$12.51
Net investment income/(loss)(2)	0.26	0.14	(0.18)
Net realized and unrealized gain/(loss) from investments	0.38	(0.22)	0.70
Net increase/(decrease) in net assets resulting from operations	0.64	(0.08)	0.52
Dividends and distributions to shareholders from:
Net investment income	(0.06)	(0.42)	(0.34)
Net realized capital gains	(0.31)	(0.03)	(0.84)
Total dividends and distributions to shareholders	(0.37)	(0.45)	(1.18)
Net asset value, end of period	$11.59	$11.32	$11.85
Total investment return/(loss)(3)	5.93%	(0.63)%	4.84	%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,684	$5,578	$624
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(6)	2.79%	2.79%	2.79	%(5)
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(6)	2.79%	2.79%	2.79	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(6)	2.87%	2.91%	2.98	%(5)
Ratio of net investment income/(loss) to average net assets	2.13%	1.24%	(1.88	)%(5)
Portfolio turnover rate(7)	0%	0%	0	%(4)

(1)	Inception date of Class C Shares of the Fund was November 8, 2021.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares.

(7)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.
21

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements

August 31, 2024

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-five separate investment portfolios, including the Abbey Capital Multi Asset Fund (the “Fund”), which commenced investment operations on April 11, 2018. The Fund is authorized to offer three classes of shares, Class A Shares, Class I Shares and Class C Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances.

RBB has authorized capital of one hundred billion shares of common stock of which 92.923 billion shares are currently classified into two hundred and thirty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy, a “Long U.S. Equity” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is August 31, 2024, and the period covered by these Notes to Consolidated Financial Statements is the fiscal year ended August 31, 2024 (the “current fiscal period”).

Consolidation of Subsidiaries — The Managed Futures strategy is achieved by the Fund investing up to 25% of its total assets in ACMAF Master Offshore Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. Effective on or about November 12, 2020, the Fund’s previous wholly-owned subsidiary, the Abbey Capital Multi Asset Offshore Fund Limited, became a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the Fund and the Cayman Subsidiary and registered as a segregated portfolio company under the acts of the Cayman Islands under the name ACMAF Offshore SPC (the “SPC”). The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the SPC. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

Effective on or about July 8, 2021, the Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the ACMAF Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company.

The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the current fiscal period, the net assets of the Cayman Subsidiary and SPC were $225,321,920, which represented 22.05% of the Fund’s net assets. As of the end of the current fiscal period, the net assets of the Onshore Subsidiary were $175,004,414, which represented 17.13% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close

22

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Abbey Capital Limited (the “Adviser” or “Abbey Capital”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Short-Term Investments	$790,138,799	$790,138,799		$—
Commodity Contracts
Futures Contracts	26,268,708	26,268,708	—	—
Equity Contracts
Futures Contracts	17,622,056	17,622,056	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	6,422,664	—	6,422,664	—
Futures Contracts	860,798	860,798	—	—
Interest Rate Contracts
Futures Contracts	1,375,856	1,375,856	—	—
Total Assets	$842,688,881	$836,266,217	$6,422,664	$—

23

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

	Total	Level 1	Level 2	Level 3
Commodity Contracts
Futures Contracts	$(23,402,508)	$(23,402,508)	$—	$—
Equity Contracts
Futures Contracts	(598,409)	(598,409)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(10,854,282)	—	(10,854,282)	—
Futures Contracts	(1,689,240)	(1,689,240)	—	—
Interest Rate Contracts
Futures Contracts	(4,399,621)	(4,399,621)	—	—
Total Liabilities	$(40,944,060)	$(30,089,778)	$(10,854,282)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Disclosures about Derivative instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the current fiscal period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Cayman Subsidiary, the SPC and the Onshore Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

24

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

The following tables list the fair values of the Fund’s derivative holdings and location on the Consolidated Statement of Assets and Liabilities as of the end of the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	$—	$—	$6,422,664	$—	$6,422,664
Futures Contracts (a)	Unrealized appreciation on futures contracts	17,622,056	1,375,856	860,798	26,268,708	46,127,418
Total Value- Assets		$17,622,056	$1,375,856	$7,283,462	$26,268,708	$52,550,082
Liability Derivatives
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(10,854,282)	$—	$(10,854,282)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(598,409)	(4,399,621)	(1,689,240)	(23,402,508)	(30,089,778)
Total Value- Liabilities		$(598,409)	$(4,399,621)	$(12,543,522)	$(23,402,508)	$(40,944,060)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain/(Loss)
Futures Contracts	Net realized gain/(loss) from Futures Contracts	$62,625,668	$(26,243,028)	$(19,606,166)	$1,801,121	$18,577,595
Forward Contracts	Net realized gain/(loss) from Forward Foreign Currency Contracts	—	—	(18,235,878)	—	(18,235,878)
Total Realized Gain/(Loss)		$62,625,668	$(26,243,028)	$(37,842,044)	$1,801,121	$341,717

25

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$11,196,800	$261,274	$(3,327,814)	$1,841,834	$9,972,094
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	(4,699,559)	—	(4,699,559)
Total Change in Unrealized Appreciation/(Depreciation)		$11,196,800	$261,274	$(8,027,373)	$1,841,834	$5,272,535

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$2,115,698,162	$(2,101,714,085)	$(1,271,316,173)	$1,270,103,403

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

26

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$6,422,664	$(10,854,282)	$—	$(4,431,618)	$10,854,282	$(10,854,282)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status —No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

27

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

The Cayman Subsidiary is registered as an “exempted company” and the SPC as an “exempted segregated portfolio company” pursuant to the Companies Act (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no act that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income. For U.S. federal income tax purposes, the Cayman Subsidiary is treated as a “controlled foreign corporation” and the SPC is treated as disregarded from its owner, the Cayman Subsidiary, for U.S. income tax purposes. The Onshore Subsidiary is treated as an entity disregarded from its owner, the Fund, for U.S. income tax purposes.

SEC RULE 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (“SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk —Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts

28

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund, the Cayman Subsidiary, Onshore Subsidiary or the SPC may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade, but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to potentially unlimited risk of loss.

Forward Foreign Currency Contracts — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The Fund considers investments in the U.S Bank Money Market Deposit Account, a U.S. dollar-denominated deposit account offered through U.S. Bank, N.A. to be a cash equivalent. The Fund is exposed to

29

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

the credit risk of U.S. Bank, N.A. through the holding of this cash equivalent. This cash equivalent is presented on the Consolidated Statement of Assets and Liabilities as “Cash equivalents” and was classified as Level 1 assets as of August 31, 2024. As of August 31, 2024, this balance was $66,138,528.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Abbey Capital Limited serves as the investment adviser to the Fund, the Cayman Subsidiary, Onshore Subsidiary and the SPC. The Adviser allocates the assets of the Onshore Subsidiary and SPC (via the Cayman Subsidiary) to one or more Trading Advisers unaffiliated with the Adviser to manage. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Trading Advisers out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2024.

Advisory Fee	Expense Caps
	Class A	Class I	Class C
1.77%	2.04%	1.79%	2.79%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

Gross Advisory Fees	Waivers and/or Reimbursements	Net Advisory Fees
$13,269,062	$(647,218)	$12,621,844

If at any time the Fund’s total annual fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

30

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2025	August 31, 2026	August 31, 2027	Total
$312,567	$495,671	$647,218	$1,455,456

Aspect Capital Limited, Crabel Capital Management, LLC, Eclipse Capital Management, Inc., Graham Capital Management L.P., Revolution Capital Management, LLC, Tudor Investment Corporation, Welton Investment Partners, LLC and Winton Capital Management Limited each served as a Trading Adviser to the Fund during the current fiscal period.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

The Board has adopted a Plan of Distribution for the Class A Shares and Class C Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

31

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$946,169,111	$1,028,765	$(49,994,982)	$(48,966,217)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2024, primarily attributable to disallowed book income from the Cayman Subsidiary, were reclassified to the following accounts:

Distributable Earnings/(Loss)	Paid-In Capital
$21,656,471	$(21,656,471)

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$31,857,582	$16,271,710	$(25,350,120)	$—	$—	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Cayman Subsidiary for federal income tax purposes.

32

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Concluded)

August 31, 2024

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2023 and August 31, 2024 was as follows:

	Ordinary Income	Long-Term Gains	Total
2024	$13,460,205	$8,291,732	$21,751,937

	Ordinary Income	Long-Term Gains	Total
2023	$16,071,575	$36,309	$16,107,884

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Fund had no unlimited short-term or long-term capital loss carryovers to offset future capital gains.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

Effective October 22, 2024 (subsequent to the end of the current fiscal period), Systematica Investments Limited (acting as the general partner of Systematica Investments LP) serves as a Trading Adviser to the Fund.

33

Abbey Capital Multi Asset Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of Abbey Capital Multi Asset Fund
and Board of Directors of The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Abbey Capital Multi Asset Fund (the “Fund”) (one of the portfolios constituting The RBB Fund, Inc. (the “Company”)), including the consolidated portfolio of investments, as of August 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the portfolios constituting The RBB Fund, Inc.) at August 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Abbey Capital investment companies since 2014.

Philadelphia, Pennsylvania
October 30, 2024

34

Abbey Capital Multi Asset Fund

Shareholder Tax Information

(Unaudited)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2024. The information and distribution reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2024. During the fiscal year ended August 31, 2024, the Fund paid no ordinary income dividends that are designated as “qualified dividend income” to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Fund is 58.02%.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2024. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2025.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

35

Abbey Capital Multi Asset Fund

Other Information

(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND TRADING ADVISORY AGREEMENTS

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewals of (1) the investment advisory agreement between Abbey Capital and the Company on behalf of the Fund (the “Investment Advisory Agreement”), (2) each of the separate advisory agreements between the Onshore Subsidiary, the Cayman Subsidiary and the SPC (the “Subsidiaries”) and Abbey Capital (collectively, the “Subsidiary Investment Advisory Agreements”), and (3) the trading advisory agreements between Abbey Capital and each of Aspect Capital Limited, Crabel Capital Management, LLC, Eclipse Capital Management, Inc., Revolution Capital Management, LLC, Tudor Investment Corporation and Welton Investment Partners LLC (each, a “Trading Adviser”) (the “Trading Advisory Agreements”), at a meeting of the Board held on May 15-16, 2024 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement, the Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements for an additional one-year term ending August 16, 2025. The Board’s decision to approve the Investment Advisory Agreement, the Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement, Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements, the Board considered information provided by Abbey Capital and each of the Trading Advisers with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreement, each of the Subsidiary Investment Advisory Agreements and the Trading Advisory Agreements with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Abbey Capital, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of Abbey Capital, the Subsidiaries, or Trading Advisers were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Fund by Abbey Capital and each Trading Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Abbey Capital’s and the Trading Advisers’ investment philosophies and processes; (iv) Abbey Capital’s and the Trading Advisers’ assets under management and client descriptions; (v) Abbey Capital’s and the Trading Advisers’ soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Abbey Capital’s and the Trading Advisers’ advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) Abbey Capital’s and the Trading Advisers’ compliance procedures; (viii) Abbey Capital’s and the Trading Advisers’ financial information and insurance coverage, as applicable, and Abbey Capital’s profitability analysis; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group; and (xi) a report comparing the performance of the Fund to the performance of its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Abbey Capital and each Trading Adviser. The Directors concluded that Abbey Capital and each Trading Adviser had substantial resources to provide services to the Fund and the Subsidiaries, as applicable.

The Directors also considered the investment performance of the Fund, noting that the Fund had underperformed its benchmark, the S&P 500 Total Return Index, for the three-month, one-year, three-year, five-year and since-inception periods ended December 31, 2023. The Directors considered the Fund’s investment performance in light of its investment objective and investment strategies. The Board noted that the Fund’s total return outperformed the median of its Peer Group for the three-month, one-year, three-year, five-year and since-inception periods ended December 31, 2023.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement. In this regard, information on the fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other,

36

Abbey Capital Multi Asset Fund

Other Information (Continued)

(Unaudited)

unaffiliated investment advisory firms. The Directors noted that the Fund’s net advisory fee was above the median and in the 4th quartile (most expensive) of its Peer Group, and the Fund’s total net expenses were above the median and in the 3rd quartile (second most expensive) of its Peer Group. The Directors also considered the fees payable to each Trading Adviser under the Trading Advisory Agreements and the information provided by Abbey Capital on the services provided by the different Trading Advisers. In this regard, the Directors noted that the fees for each Trading Adviser were payable by Abbey Capital. The Directors noted that Abbey Capital had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2024 to limit total annual operating expenses to agreed upon levels for the Fund.

After reviewing the information regarding Abbey Capital’s and the Trading Advisers’ costs, profitability and economies of scale, and after considering the services to be provided by Abbey Capital and each Trading Adviser, the Directors concluded that the investment advisory fees to be paid by the Fund to Abbey Capital and the trading advisory fees to be paid by Abbey Capital to each Trading Adviser were fair and reasonable and that the Investment Advisory Agreement, the Subsidiary Investment Advisory Agreements, and Trading Advisory Agreements should be approved and continued for an additional one-year period ending August 16, 2025.

SYSTEMATICA TRADING ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including a majority of the Independent Directors, considered the approval of a new trading advisory agreement (the “Systematica Trading Advisory Agreement”) by and among Abbey Capital, the Onshore Subsidiary, the SPC and Systematica Investments Limited (acting as the general partner of Systematica Investments LP) (“Systematica”) at a meeting of the Board held on September 11-12, 2024 (the “September Meeting”). At the September Meeting, the Board, including a majority of the Independent Directors, approved the Systematica Trading Advisory Agreement for an initial period ending August 16, 2025. The Board’s decision to approve the Systematica Trading Advisory Agreement reflects the exercise of its business judgment. In approving the Systematica Trading Advisory Agreement, the Board considered information provided by Abbey Capital and Systematica, with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Systematica Trading Advisory Agreement, the Board took into account all materials provided prior to and during the September Meeting and at other meetings throughout the past year, the presentations made during the September Meeting, and the discussions held during the September Meeting. The Directors reviewed these materials with management of Abbey Capital, and discussed the Systematica Trading Advisory Agreement with counsel in executive sessions, at which no representatives of Abbey Capital or Systematica were present. The Directors considered whether approval of the Systematica Trading Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Systematica Trading Advisory Agreement. The Directors noted their familiarity with Systematica given Systematica’s current service as a Trading Adviser of the Abbey Capital Futures Strategy Fund, another series of the Company. Among other things, the Board considered (i) the nature, extent, and quality of services to be provided to the Fund by Systematica; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Systematica’s investment philosophies and processes; (iv) Systematica’s assets under management and client descriptions; (v) Systematica’s trade execution and trade allocation policies; (vi) Systematica’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) Systematica’s compliance procedures; and (viii) Systematica’s financial information and insurance coverage.

The Board also considered the fees payable to Systematica under the proposed Systematica Trading Advisory Agreement and the services to be provided by Systematica. In this regard, the Board noted that the fees for Systematica were payable by Abbey Capital.

After reviewing the information regarding Abbey Capital’s and Systematica’s costs, profitability and economies of scale, and after considering the services to be provided by Systematica, the Board concluded that the trading advisory fees to be paid by Abbey Capital to Systematica were fair and reasonable, that the Systematica Trading Advisory

37

Abbey Capital Multi Asset Fund

Other Information (Concluded)

(Unaudited)

Agreement was in the best interests of the Fund and its shareholders and did not involve a conflict of interest from which Abbey Capital would derive an inappropriate advantage, and that the Systematica Trading Advisory Agreement should be approved for an initial period ending August 16, 2025.

WINTON TRADING ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including a majority of the Independent Directors, considered the approval of a new trading advisory agreement (the “Winton Trading Advisory Agreement”) by and among Abbey Capital, the Onshore Subsidiary, the SPC and Winton Capital Management Limited (“Winton”) at a meeting of the Board held on February 12-13, 2024 (the “February Meeting”). At the February Meeting, the Board, including a majority of the Independent Directors, approved the Winton Trading Advisory Agreement for an initial period ending August 16, 2025. The Board’s decision to approve the Winton Trading Advisory Agreement reflects the exercise of its business judgment. In approving the Winton Trading Advisory Agreement, the Board considered information provided by Abbey Capital and Winton, with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Winton Trading Advisory Agreement, the Board took into account all materials provided prior to and during the February Meeting and at other meetings throughout the past year, the presentations made during the February Meeting, and the discussions held during the February Meeting. The Directors reviewed these materials with management of Abbey Capital, and discussed the Winton Trading Advisory Agreement with counsel in executive sessions, at which no representatives of Abbey Capital or Winton were present. The Directors considered whether approval of the Winton Trading Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Winton Trading Advisory Agreement. The Directors noted their familiarity with Winton given Winton’s current service as a Trading Adviser of the Abbey Capital Futures Strategy Fund, another series of the Company. Among other things, the Board considered (i) the nature, extent, and quality of services to be provided to the Fund by Winton; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Winton’s investment philosophies and processes; (iv) Winton’s assets under management and client descriptions; (v) Winton’s trade execution and trade allocation policies; (vi) Winton’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) Winton’s compliance procedures; and (viii) Winton’s financial information and insurance coverage.

The Board also considered the fees payable to Winton under the proposed Winton Trading Advisory Agreement and the services to be provided by Winton. In this regard, the Board noted that the fees for Winton were payable by Abbey Capital.

After reviewing the information regarding Abbey Capital’s and Winton’s costs, profitability and economies of scale, and after considering the services to be provided by Winton, the Board concluded that the trading advisory fees to be paid by Abbey Capital to Winton were fair and reasonable, that the Winton Trading Advisory Agreement was in the best interests of the Fund and its shareholders and did not involve a conflict of interest from which Abbey Capital would derive an inappropriate advantage, and that the Winton Trading Advisory Agreement should be approved for an initial period ending August 16, 2025.

38

Investment Adviser
Abbey Capital Limited
8 St. Stephen’s Green
Dublin 2, Ireland

Administrator and Transfer Agent
U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP.
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

ADARA SMALLER COMPANIES FUND

of

The RBB Fund, Inc.

FINANCIAL STATEMENTS

August 31, 2024

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

ADARA SMALLER COMPANIES FUND

Schedule of Investments

as of August 31, 2024

	Shares	Value
COMMON STOCKS — 93.2%
Aerospace/Defense — 1.1%
AAR Corp. (a)	11,755	$773,244
Aerovironment, Inc. (a)	7,224	1,471,962
Curtiss-Wright Corp.	2,004	632,984
Hexcel Corp.	15,634	989,476
Kratos Defense & Security Solutions, Inc. (a)	91,060	2,088,916
Mercury Systems, Inc. (a)	2,290	86,791
Moog, Inc. - Class A	1,762	347,819
National Presto Industries, Inc.	615	48,148
		6,439,340
Agriculture — 1.1%
Alico, Inc.	73,180	2,144,174
Darling Ingredients, Inc. (a)	8,943	373,191
Dole PLC	123,066	1,982,593
Fresh Del Monte Produce, Inc.	5,120	149,709
Vector Group Ltd.	9,371	140,378
Vital Farms, Inc. (a)	62,452	1,964,115
		6,754,160
Airlines — 0.1%
SkyWest, Inc. (a)	8,137	630,943

Apparel — 0.9%
Capri Holdings, Ltd. (a)	5,836	208,462
Crocs, Inc. (a)	8,621	1,260,132
Hanesbrands, Inc. (a)	26,344	167,284
Kontoor Brands, Inc.	4,168	311,975
Lakeland Industries, Inc.	110,440	2,661,604
Levi Strauss & Co. - Class A	37,813	728,656
Skechers USA, Inc. - Class A (a)	3,666	251,048
VF Corp.	7,775	141,583
		5,730,744
Auto Manufacturers — 0.7%
Blue Bird Corp. (a)	43,396	2,221,008
REV Group, Inc.	61,805	1,967,871
Wabash National Corp.	9,020	175,529
		4,364,408
Auto Parts & Equipment — 1.3%
Cooper-Standard Holdings, Inc. (a)	98,370	1,519,817
Dorman Products, Inc. (a)	1,368	155,159
Douglas Dynamics, Inc.	11,675	325,032
Gentherm, Inc. (a)	4,376	221,163
Miller Industries, Inc.	37,210	2,259,019
Motorcar Parts of America, Inc. (a)	158,610	1,051,584
Shyft Group, Inc.	29,704	421,500
Standard Motor Products, Inc.	1,956	63,198
Strattec Security Corp. (a)	44,660	1,584,090
		7,600,562
Banks — 9.0%
Ameris Bancorp	2,245	138,359
Bankwell Financial Group, Inc.	49,840	1,519,123

	Shares	Value
Banks — (Continued)
Banner Corp.	1,733	$103,235
Cadence Bank	22,282	719,263
Capital Bancorp, Inc.	91,230	2,333,663
Central Pacific Financial Corp.	3,784	104,098
City Holding Co.	4,208	499,658
Civista Bancshares, Inc.	76,800	1,303,296
Colony Bankcorp, Inc.	164,697	2,472,102
Community Financial System, Inc.	1,997	122,137
ConnectOne Bancorp, Inc.	5,049	126,225
Customers Bancorp, Inc. (a)	27,027	1,400,539
Dime Community Bancshares, Inc.	1,047	27,232
Eastern Bankshares, Inc.	5,441	92,334
Esquire Financial Holdings, Inc.	35,005	2,153,858
Farmers National Bancorp	93,820	1,458,901
First BanCorp	38,999	833,799
First Business Financial Services, Inc.	57,829	2,623,702
First Commonwealth Financial Corp.	18,699	321,997
First Financial Bancorp	24,036	636,233
First Financial Bankshares, Inc.	13,162	481,334
First Hawaiian, Inc.	13,502	328,504
First Interstate BancSystem, Inc. - Class A	7,996	248,276
First Merchants Corp.	2,329	90,831
First Northwest Bancorp	83,950	970,462
Five Star Bancorp	88,850	2,589,977
Glacier Bancorp, Inc.	25,249	1,194,278
Heartland Financial USA, Inc.	3,173	176,926
Heritage Commerce Corp.	7,938	80,809
Hope Bancorp, Inc.	27,648	353,618
Horizon Bancorp, Inc.	160,487	2,571,002
Independent Bank Corp.	1,193	75,529
Kearny Financial Corp.	10,015	68,202
Metropolitan Bank Holding Corp. (a)	68,426	3,538,308
Midland States Bancorp, Inc.	2,458	55,969
NBT Bancorp, Inc.	1,326	64,921
Northeast Bank	53,520	3,800,455
OFG Bancorp	7,960	366,080
Old National Bancorp	10,450	207,432
Orrstown Financial Services, Inc.	63,766	2,282,823
Park National Corp.	737	129,557
Parke Bancorp, Inc.	126,461	2,592,450
Peapack-Gladstone Financial Corp.	2,621	74,856
Pinnacle Financial Partners, Inc.	14,447	1,438,488
Preferred Bank	1,314	108,865
Premier Financial Corp.	6,412	160,685
S&T Bancorp, Inc.	8,702	373,925
Sandy Spring Bancorp, Inc.	21,902	685,533
Seacoast Banking Corp. of Florida	52,039	1,423,787

The accompanying notes are an integral part of the financial statements.
1

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of August 31, 2024

	Shares	Value
Banks — (Continued)
Southside Bancshares, Inc.	4,513	$154,480
Stellar Bancorp, Inc.	2,051	55,931
Stock Yards Bancorp, Inc.	1,084	65,690
TriCo Bancshares	3,184	144,745
Triumph Bancorp, Inc. (a)	8,009	672,596
UMB Financial Corp.	3,164	327,759
United Community Banks, Inc.	12,730	387,883
Unity Bancorp, Inc.	72,830	2,471,122
USCB Financial Holdings, Inc.	147,860	2,207,550
Veritex Holdings, Inc.	11,815	297,620
Walker & Dunlop, Inc.	1,925	206,090
Washington Trust Bancorp, Inc.	7,081	232,257
WesBanco, Inc.	6,869	221,250
West Bancorporation, Inc.	68,770	1,371,961
		54,340,570
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	279	374,530
Duckhorn Portfolio, Inc. (a)	131,702	833,674
MGP Ingredients, Inc.	931	83,408
Vita Coco Co., Inc. (a)	41,395	1,081,237
		2,372,849
Biotechnology — 6.0%
4D Molecular Therapeutics, Inc. (a)	3,970	59,590
ADMA Biologics, Inc. (a)	177,092	3,065,462
ANI Pharmaceuticals, Inc. (a)	5,276	336,345
Apogee Therapeutics, Inc. (a)	40,582	2,076,581
Astria Therapeutics, Inc. (a)	104,011	1,272,055
Biohaven Ltd. (a)	14,121	556,367
CG oncology, Inc. (a)	7,728	285,009
Crinetics Pharmaceuticals, Inc. (a)	105,243	5,584,194
Cytokinetics, Inc. (a)	5,803	331,235
Day One Biopharmaceuticals, Inc. (a)	51,462	712,234
Denali Therapeutics, Inc. (a)	19,751	482,714
Edgewise Therapeutics, Inc. (a)	63,419	1,189,106
Guardant Health, Inc. (a)	18,768	480,085
Halozyme Therapeutics, Inc. (a)	16,935	1,081,300
Ideaya Biosciences, Inc. (a)	20,374	804,773
Immunocore Holdings PLC - ADR (a)	10,217	366,586
Intra-Cellular Therapies, Inc. (a)	7,938	581,697
Keros Therapeutics, Inc. (a)	1,506	68,297
Kiniksa Pharmaceuticals International PLC (a)	52,597	1,406,444
Larimar Therapeutics, Inc. (a)	66,450	525,619
Ligand Pharmaceuticals, Inc. (a)	7,862	831,800
Maravai LifeSciences Holdings, Inc. - Class A (a)	48,288	437,006
Mind Medicine MindMed, Inc. (a)	124,213	752,731
Myriad Genetics, Inc. (a)	2,914	82,554

	Shares	Value
Biotechnology — (Continued)
NeoGenomics, Inc. (a)	27,749	$458,413
Nurix Therapeutics, Inc. (a)	63,632	1,603,526
Nuvalent, Inc. - Class A (a)	16,605	1,413,584
OmniAb Operations, Inc. (a)(b)	370	0
OmniAb Operations, Inc. (a)(b)	370	0
Praxis Precision Medicines, Inc. (a)	11,973	636,365
Roivant Sciences Ltd. (a)	85,529	1,046,020
Soleno Therapeutics, Inc. (a)	10,481	513,045
Structure Therapeutics, Inc. - ADR (a)	57,306	2,185,078
Vera Therapeutics, Inc. (a)	26,373	997,427
Veracyte, Inc. (a)	25,913	817,555
Vericel Corp. (a)	1,632	84,293
Viking Therapeutics, Inc. (a)	10,699	686,020
Xenon Pharmaceuticals, Inc. (a)	63,492	2,561,267
		36,372,377
Building Materials — 2.8%
AAON, Inc.	6,180	590,252
American Woodmark Corp. (a)	1,043	93,463
Apogee Enterprises, Inc.	7,722	515,675
Armstrong World Industries, Inc.	10,255	1,299,924
Aspen Aerogels, Inc. (a)	87,654	2,514,793
AZEK Co., Inc. (a)	11,831	504,356
Boise Cascade Co.	3,571	484,299
Gauzy Ltd. (a)	19,459	206,849
Gibraltar Industries, Inc. (a)	4,141	288,503
Knife River Corp. (a)	16,553	1,305,535
MDU Resources Group, Inc.	40,242	1,033,817
Modine Manufacturing Co. (a)	28,797	3,500,275
Simpson Manufacturing Co., Inc.	2,069	378,751
SPX Technologies, Inc. (a)	4,521	737,556
Summit Materials, Inc. - Class A (a)	62,991	2,551,136
UFP Industries, Inc.	8,103	985,892
		16,991,076
Chemicals — 0.3%
AdvanSix, Inc.	3,917	115,786
Balchem Corp.	1,142	202,168
Chemours Co.	9,276	180,325
Innospec, Inc.	1,121	129,206
Koppers Holdings, Inc.	7,974	315,611
Perimeter Solutions SA (a)	31,536	369,287
Quaker Chemical Corp.	568	96,145
Rogers Corp. (a)	1,868	200,362
Sensient Technologies Corp.	1,928	150,076
Stepan Co.	2,701	209,679
		1,968,645
Coal — 0.3%
Warrior Met Coal, Inc.	26,206	1,606,690

The accompanying notes are an integral part of the financial statements.
2

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of August 31, 2024

	Shares	Value
Commercial Services — 6.6%
Acacia Research Corp. (a)	320,940	$1,543,721
Adtalem Global Education, Inc. (a)	3,449	261,124
Alight, Inc. - Class A (a)	199,372	1,487,315
AMN Healthcare Services, Inc. (a)	3,294	174,681
ARC Document Solutions, Inc.	449,990	1,502,967
Arlo Technologies, Inc. (a)	198,056	2,325,177
Barrett Business Services, Inc.	105,876	3,865,533
BrightView Holdings, Inc. (a)	134,423	2,146,735
Brink’s Co.	4,054	449,710
CompoSecure, Inc.	142,210	1,668,123
CoreCivic, Inc. (a)	231,877	3,195,265
Cross Country Healthcare, Inc. (a)	6,965	103,918
Deluxe Corp.	4,893	100,747
EVERTEC, Inc.	46,427	1,590,125
FTI Consulting, Inc. (a)	2,819	643,606
GEO Group, Inc. (a)	187,003	2,593,732
Heidrick & Struggles International, Inc.	2,031	78,397
Herc Holdings, Inc.	5,765	843,823
ICF International, Inc.	4,121	683,097
Insperity, Inc.	2,292	215,425
Kelly Services, Inc. - Class A	29,276	618,016
Lincoln Educational Services Corp. (a)	130,970	1,630,576
MarketAxess Holdings, Inc.	1,203	291,595
Matthews International Corp. - Class A	5,499	139,290
Moneylion, Inc. (a)	10,277	477,058
Perdoceo Education Corp.	10,039	225,275
Rent-A-Center, Inc.	3,409	113,520
Repay Holdings Corp. (a)	112,981	955,819
Sezzle, Inc. (a)	4,382	596,960
Shift4 Payments, Inc. - Class A (a)	13,838	1,149,938
Strategic Education, Inc.	1,789	172,638
Stride, Inc. (a)	29,446	2,424,584
Universal Technical Institute, Inc. (a)	136,507	2,382,047
Vestis Corp.	6,823	96,000
Viad Corp. (a)	56,607	1,947,847
WillScot Holdings Corp. (a)	27,801	1,071,451
		39,765,835
Computers — 1.4%
ASGN, Inc. (a)	2,386	229,438
CACI International, Inc. - Class A (a)	1,145	558,897
Cantaloupe, Inc. (a)	9,881	68,376
DXC Technology Co. (a)	15,728	325,098
ExlService Holdings, Inc. (a)	34,087	1,245,539
Globant S.A. (a)	4,704	951,337
Insight Enterprises, Inc. (a)	2,176	472,344
MAXIMUS, Inc.	6,315	582,622
NCR Voyix Corp. (a)	49,502	667,782
One Stop Systems, Inc. (a)	185,588	463,970

	Shares	Value
Computers — (Continued)
Rapid7, Inc. (a)	22,242	$840,970
Rimini Street, Inc. (a)	394,110	693,634
Science Applications International Corp.	1,681	219,522
Varonis Systems, Inc. (a)	21,504	1,217,126
		8,536,655
Cosmetics/Personal Care — 0.4%
elf Beauty, Inc. (a)	4,323	647,542
Inter Parfums, Inc.	10,168	1,310,045
Prestige Brands Holdings, Inc. (a)	3,474	259,300
		2,216,887
Distribution/Wholesale — 0.9%
A-Mark Precious Metals, Inc.	12,720	495,698
G-III Apparel Group Ltd. (a)	19,012	503,248
Manitex International, Inc. (a)	325,050	1,358,709
MRC Global, Inc. (a)	7,000	92,120
OPENLANE, Inc. (a)	113,393	1,965,101
Pool Corp.	2,106	740,512
SiteOne Landscape Supply, Inc. (a)	3,217	456,363
WESCO International, Inc.	371	61,356
		5,673,107
Diversified Financial Services — 2.0%
Encore Capital Group, Inc. (a)	3,458	173,177
Enova International, Inc. (a)	3,612	309,657
Evercore, Inc. - Class A	4,027	989,595
FTAI Aviation Ltd.	17,871	2,284,092
Houlihan Lokey, Inc.	9,196	1,440,277
Interactive Brokers Group, Inc. - Class A	3,063	394,790
LendingClub Corp. (a)	78,017	947,906
Moelis & Co., Class A - Class A	14,572	973,264
Navient Corp.	14,452	244,672
Perella Weinberg Partners	46,596	910,952
PRA Group, Inc. (a)	2,655	61,915
Radian Group, Inc.	35,274	1,275,155
Silvercrest Asset Management Group, Inc. - Class A	89,226	1,445,461
Virtus Investment Partners, Inc.	807	170,810
World Acceptance Corp. (a)	2,155	253,967
		11,875,690
Electric — 1.4%
Hawaiian Electric Industries, Inc.	39,161	420,198
Northwestern Energy Group, Inc.	38,213	2,078,405
Talen Energy Corp. (a)	26,343	3,941,176
TXNM Energy, Inc.	39,284	1,609,858
Unitil Corp.	2,272	137,002
		8,186,639
Electrical Components & Equipment — 0.4%
American Superconductor Corp. (a)	57,211	1,156,806

The accompanying notes are an integral part of the financial statements.
3

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of August 31, 2024

	Shares	Value
Electrical Components & Equipment — (Continued)
Littelfuse, Inc.	1,079	$293,704
Powell Industries, Inc.	4,109	688,011
		2,138,521
Electronics — 2.8%
Applied Optoelectronics, Inc. (a)	102,678	1,165,395
Atkore International Group, Inc.	21,166	1,975,423
Atmus Filtration Technologies, Inc.	36,789	1,318,886
Badger Meter, Inc.	2,217	458,786
Benchmark Electronics, Inc.	4,446	188,999
Brady Corp. - Class A	12,340	913,654
Camtek Ltd.	19,200	1,747,584
Celestica, Inc. (a)	9,228	469,890
Coherent Corp. (a)	3,416	266,277
Enovix Corp. (a)	99,832	950,401
ESCO Technologies, Inc.	1,920	230,227
Itron, Inc. (a)	4,655	475,834
Ituran Location and Control Ltd.	21,933	619,607
Kimball Electronics, Inc. (a)	119,020	2,195,919
Knowles Corp. (a)	7,352	135,644
NEXTracker, Inc. - Class A (a)	21,504	874,568
OSI Systems, Inc. (a)	1,136	170,252
Plexus Corp. (a)	2,641	338,338
Sanmina Corp. (a)	6,648	461,238
SYNNEX Corp.	830	100,779
TTM Technologies, Inc. (a)	8,548	166,259
Vontier Corp.	46,541	1,630,331
		16,854,291
Energy-Alternate Sources — 0.0%(c)
REX American Resources Corp. (a)	2,520	114,282

Engineering & Construction — 2.4%
Bowman Consulting Group Ltd. (a)	97,470	2,339,280
Comfort Systems USA, Inc.	4,006	1,416,201
Construction Partners, Inc. - Class A (a)	26,693	1,761,204
EMCOR Group, Inc.	4,741	1,863,497
Exponent, Inc.	12,554	1,359,222
Mistras Group, Inc. (a)	109,200	1,306,032
MYR Group, Inc. (a)	9,249	932,299
Shimmick Corp. (a)	130,980	421,756
Sterling Construction Co., Inc. (a)	15,151	1,810,999
TopBuild Corp. (a)	2,707	1,063,905
		14,274,395
Entertainment — 0.5%
Atlanta Braves Holdings, Inc. - Class A (a)	1,183	53,945
Bally’s Corp. (a)	4,405	75,766
Cinemark Holdings, Inc. (a)	7,468	204,474
Genius Sports Ltd. (a)	80,367	612,396
Monarch Casino & Resort, Inc.	3,215	244,083
Rush Street Interactive, Inc. (a)	101,024	946,595

	Shares	Value
Entertainment — (Continued)
Scientific Games Corp. - Class A (a)	6,167	$677,260
United Parks & Resorts, Inc. (a)	10,819	532,511
		3,347,030
Environmental Control — 0.6%
CECO Environmental Corp. (a)	42,316	1,225,048
Energy Recovery, Inc. (a)	33,444	543,131
Montrose Environmental Group, Inc. (a)	29,896	983,578
PureCycle Technologies, Inc. (a)	15,408	93,989
Tetra Tech, Inc.	3,198	760,292
		3,606,038
Food — 0.9%
B&G Foods, Inc.	6,569	55,639
Hain Celestial Group, Inc. (a)	41,732	333,856
Ingles Markets, Inc. - Class A	26,982	1,996,668
J&J Snack Foods Corp.	578	98,370
John B Sanfilippo & Son, Inc.	1,789	169,722
Nomad Foods Ltd.	90,610	1,703,468
SpartanNash Co.	7,613	168,171
Sprouts Farmers Market, Inc. (a)	5,410	562,911
United Natural Foods, Inc. (a)	19,944	301,753
Weis Markets, Inc.	1,995	134,822
		5,525,380
Gas — 0.4%
Northwest Natural Holding, Co.	10,869	437,151
Southwest Gas Holdings, Inc.	24,526	1,783,531
		2,220,682
Hand/Machine Tools — 0.4%
Cadre Holdings, Inc.	34,266	1,242,142
Franklin Electric Co., Inc.	1,896	196,919
MSA Safety, Inc.	5,199	949,493
		2,388,554
Healthcare-Products — 4.6%
ABIOMED Inc. (a)(b)	1,453	0
Adaptive Biotechnologies Corp. (a)	133,159	625,847
Albireo Pharma Inc. (a)(b)	1,908	0
Avanos Medical, Inc. (a)	2,367	57,329
AxoGen, Inc. (a)	10,011	131,645
Bioventus, Inc. - Class A (a)	45,903	461,325
Brooks Automation, Inc. (a)	2,595	128,504
CareDx, Inc. (a)	52,167	1,603,092
CryoLife, Inc. (a)	3,328	90,322
Embecta Corp.	91,863	1,501,041
Enovis Corp. (a)	34,807	1,622,006
Envista Holdings Corp. (a)	20,054	366,186
Exact Sciences Corp. (a)	9,826	606,166
Glaukos Corp. (a)	2,161	289,336
Haemonetics Corp. (a)	3,260	246,391
ICU Medical, Inc. (a)	1,637	270,645

The accompanying notes are an integral part of the financial statements.
4

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of August 31, 2024

	Shares	Value
Healthcare-Products — (Continued)
Lantheus Holdings, Inc. (a)	7,694	$819,180
LeMaitre Vascular, Inc.	20,021	1,807,696
Masimo Corp. (a)	2,530	297,326
Merit Medical Systems, Inc. (a)	3,088	298,548
Omnicell, Inc. (a)	26,926	1,197,668
OrthoPediatrics Corp. (a)	1,874	59,874
Patterson Cos., Inc.	42,763	961,740
PROCEPT BioRobotics Corp. (a)	25,235	1,993,565
Quanterix Corp. (a)	55,901	728,390
QuidelOrtho Corp. (a)	1,265	53,446
Repligen Corp. (a)	9,406	1,419,648
RxSight, Inc. (a)	16,602	936,187
SI-BONE, Inc. (a)	55,882	928,759
Stevanato Group SpA	32,936	720,640
Surmodics, Inc. (a)	2,311	91,585
Tandem Diabetes Care, Inc. (a)	25,674	1,116,819
TransMedics Group, Inc. (a)	28,131	4,727,696
Twist Bioscience Corp. (a)	22,009	951,669
West Pharmaceutical Services, Inc.	2,836	889,455
		27,999,726
Healthcare-Services — 1.0%
Amedisys, Inc. (a)	2,182	213,858
Chemed Corp.	621	364,012
CorVel Corp. (a)	432	138,555
Ensign Group, Inc.	2,982	451,355
GeneDx Holdings Corp. (a)	33,844	1,080,977
HealthEquity, Inc. (a)	1,801	143,288
MEDNAX, Inc. (a)	54,613	593,097
National HealthCare Corp.	3,006	412,213
RadNet, Inc. (a)	17,713	1,174,195
Surgery Partners, Inc. (a)	45,509	1,454,013
US Physical Therapy, Inc.	2,284	195,510
		6,221,073
Home Builders — 1.4%
Cavco Industries, Inc. (a)	624	257,912
Century Communities, Inc.	26,904	2,692,283
Champion Homes, Inc. (a)	7,793	727,944
Installed Building Products, Inc.	7,526	1,673,105
LCI Industries	2,012	237,094
LGI Homes, Inc. (a)	17,409	1,878,083
M/I Homes, Inc. (a)	5,874	936,139
Winnebago Industries, Inc.	5,231	312,082
		8,714,642
Home Furnishings — 1.1%
Ethan Allen Interiors, Inc.	3,342	105,206
Hamilton Beach Brands Holding Co. - Class A	130,070	3,809,750
Leggett & Platt, Inc.	19,427	245,557
Sleep Number Corp. (a)	151,370	2,302,338
Universal Electronics, Inc. (a)	12,430	115,848
		6,578,699

	Shares	Value
Household Products/Wares — 0.1%
Central Garden & Pet Co. (a)	1,215	$47,956
Central Garden & Pet Co. - Class A (a)	303	10,363
Quanex Building Products Corp.	1,957	54,072
WD-40 Co.	1,574	413,710
		526,101
Housewares — 0.2%
Lifetime Brands, Inc.	204,693	1,463,555

Insurance — 4.0%
Axis Capital Holdings Ltd.	32,809	2,620,783
Bowhead Specialty Holdings, Inc. (a)	22,415	694,417
Employers Holdings, Inc.	3,627	173,915
Genworth Financial, Inc. - Class A (a)	386,192	2,695,620
HCI Group, Inc.	19,822	1,899,542
Heritage Insurance Holdings, Inc. (a)	218,145	3,518,679
Mercury General Corp.	29,514	1,954,712
NMI Holdings, Inc. - Class A (a)	20,517	842,633
Palomar Holdings, Inc. (a)	21,706	2,153,669
RLI Corp.	1,478	227,760
Root, Inc./OH (a)	13,259	574,910
Safety Insurance Group, Inc.	2,323	205,702
Selective Insurance Group, Inc.	3,866	351,729
Skyward Specialty Insurance Group, Inc. (a)	36,869	1,506,836
Stewart Information Services Corp.	2,200	162,602
TWFG, Inc. (a)	27,578	790,661
White Mountains Insurance Group Ltd.	2,104	3,880,281
		24,254,451
Internet — 1.9%
Bandwidth, Inc. - Class A (a)	3,584	61,502
Bumble, Inc. - Class A (a)	19,547	131,160
ePlus, Inc. (a)	16,707	1,603,204
EverQuote, Inc. - Class A (a)	36,362	898,141
HealthStream, Inc.	2,700	78,408
Magnite, Inc. (a)	130,299	1,796,823
Maplebear, Inc. (a)	18,454	662,314
MediaAlpha, Inc. - Class A (a)	69,663	1,240,001
Q2 Holdings, Inc. (a)	15,808	1,173,112
QuinStreet, Inc. (a)	83,054	1,587,162
TripAdvisor, Inc. (a)	77,819	1,129,154
Yelp, Inc. (a)	27,842	972,521
		11,333,502
Investment Companies — 0.9%
Cannae Holdings, Inc.	115,910	2,320,518
Core Scientific, Inc. (a)	101,881	1,051,412

The accompanying notes are an integral part of the financial statements.
5

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of August 31, 2024

	Shares	Value
Investment Companies — (Continued)
HA Sustainable Infrastructure Capital, Inc.	2,522	$81,663
Terawulf, Inc. (a)	409,223	1,784,212
		5,237,805
Iron/Steel — 0.4%
ATI, Inc. (a)	7,199	459,872
Carpenter Technology Corp.	11,908	1,723,921
		2,183,793
Leisure Time — 0.8%
Callaway Golf Co. (a)	4,678	47,061
Lindblad Expeditions Holdings, Inc. (a)	110,663	1,097,777
OneSpaWorld Holdings Ltd.	192,698	3,058,117
Vista Outdoor, Inc. (a)	14,337	574,053
		4,777,008
Lodging — 0.1%
Boyd Gaming Corp.	4,776	286,656
Marcus Corp.	4,068	57,562
		344,218
Machinery-Construction & Mining — 0.6%
Argan, Inc.	17,226	1,366,194
Bloom Energy Corp. - Class A (a)	56,664	674,868
BWX Technologies, Inc.	13,301	1,370,003
		3,411,065
Machinery-Diversified — 1.7%
Albany International Corp. - Class A	1,126	106,024
Applied Industrial Technologies, Inc.	9,309	1,909,462
Chart Industries, Inc. (a)	10,418	1,275,163
Flowserve Corp.	18,736	934,552
Kornit Digital Ltd. (a)	22,417	416,508
Lindsay Corp.	8,905	1,104,665
Mueller Water Products, Inc. - Class A	68,820	1,477,566
Tennant Co.	2,414	235,775
Toro Co.	5,348	495,225
Twin Disc, Inc.	185,495	2,441,114
		10,396,054
Media — 0.2%
Cable One, Inc.	2,021	712,847
Scholastic Corp.	3,196	101,889
Sinclair, Inc.	17,962	250,031
		1,064,767
Metal Fabricate/Hardware — 1.0%
AZZ, Inc.	1,964	163,346
Mueller Industries, Inc.	11,950	868,885
NN, Inc. (a)	179,350	706,639
Northwest Pipe Co. (a)	90,440	3,977,551
Standex International Corp.	1,485	265,295
		5,981,716

	Shares	Value
Mining — 0.4%
Century Aluminum Co. (a)	18,637	$267,627
Hudbay Minerals, Inc.	117,450	958,392
Uranium Energy Corp. (a)	186,285	974,271
		2,200,290
Miscellaneous Manufacturing — 1.3%
Axon Enterprise, Inc. (a)	5,340	1,948,940
Enpro, Inc.	4,961	797,878
Fabrinet (a)	6,565	1,599,562
Federal Signal Corp.	19,386	1,831,783
John Bean Technologies Corp.	2,493	223,971
Materion Corp.	2,877	333,847
Myers Industries, Inc.	2,441	37,323
Park Aerospace Corp.	92,759	1,253,174
		8,026,478
Office Furnishings — 0.0%(c)
Interface, Inc.	11,644	219,839

Office-Business Equipment — 0.0%(c)
Pitney Bowes, Inc.	13,705	96,894
Xerox Holdings Corp.	5,285	59,879
		156,773
Oil & Gas — 1.4%
Delek US Holdings, Inc.	74,046	1,512,019
Evolution Petroleum Corp.	97,583	502,552
Gulfport Energy Corp. (a)	4,653	674,964
Helmerich & Payne, Inc.	4,567	149,021
Patterson-UTI Energy, Inc.	112,890	1,039,717
PBF Energy, Inc. - Class A	5,245	178,645
Range Resources Corp.	29,237	873,602
SM Energy Co.	50,967	2,325,624
Southwestern Energy Co. (a)	112,602	718,401
Talos Energy, Inc. (a)	23,929	274,466
		8,249,011
Oil & Gas Services — 2.1%
Atlas Energy Solutions, Inc.	46,686	984,608
Bristow Group, Inc. (a)	14,268	568,009
DMC Global, Inc. (a)	141,490	1,750,231
DNOW, Inc. (a)	49,547	645,102
Dril-Quip, Inc. (a)	3,691	60,200
Helix Energy Solutions Group, Inc. (a)	41,891	470,017
Kodiak Gas Services, Inc.	38,328	1,063,602
Natural Gas Services Group, Inc. (a)	172,070	3,773,495
Oceaneering International, Inc. (a)	35,309	952,990
Oil States International, Inc. (a)	10,966	58,010
Profire Energy, Inc. (a)	616,440	1,146,578
Tidewater, Inc. (a)	11,945	1,059,522
		12,532,364

The accompanying notes are an integral part of the financial statements.
6

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of August 31, 2024

	Shares	Value
Packaging & Containers — 0.3%
Clearwater Paper Corp. (a)	2,737	$91,060
Ranpak Holdings Corp. (a)	61,877	438,708
TriMas Corp.	49,490	1,262,490
		1,792,258
Pharmaceuticals — 2.2%
Amphastar Pharmaceuticals, Inc. (a)	6,771	330,019
Avadel Pharmaceuticals PLC (a)	34,030	516,235
Centessa Pharmaceuticals PLC - ADR (a)	84,356	1,138,806
Collegium Pharmaceutical, Inc. (a)	2,619	100,727
Corcept Therapeutics, Inc. (a)	3,332	117,620
GoodRx Holdings, Inc. - Class A (a)	26,236	207,264
KalVista Pharmaceuticals Inc. (a)	39,035	522,679
Longboard Pharmaceuticals, Inc. (a)	38,635	1,393,951
Madrigal Pharmaceuticals, Inc. (a)	334	82,541
MERUS NV (a)	25,656	1,308,199
Option Care Health, Inc. (a)	27,715	887,434
Organon & Co.	24,924	557,051
Owens & Minor, Inc. (a)	3,772	58,617
Premier, Inc. - Class A	15,550	316,754
Protagonist Therapeutics, Inc. (a)	24,673	1,058,225
Rhythm Pharmaceuticals, Inc. (a)	46,170	2,183,379
Vaxcyte, Inc. (a)	30,021	2,424,496
		13,203,997
Pipelines — 0.1%
Golar LNG Ltd.	24,280	808,281

Private Equity — 0.3%
P10, Inc. - Class A	202,622	2,036,351

Real Estate — 0.7%
Marcus & Millichap, Inc.	2,121	84,140
McGrath RentCorp	31,732	3,431,816
Newmark Group, Inc. - Class A	50,432	697,474
		4,213,430
REITS — 2.4%
Agree Realty Corp.	1,641	119,809
Alexander & Baldwin, Inc.	4,543	89,906
Alpine Income Property Trust, Inc.	106,224	2,022,505
American Assets Trust, Inc.	14,803	403,382
Apollo Commercial Real Estate Finance, Inc.	44,054	466,532
Ares Commercial Real Estate Corp.	9,618	67,903

	Shares	Value
REITS — (Continued)
Blackstone Mortgage Trust, Inc. - Class A	6,106	$112,717
CareTrust REIT, Inc.	7,113	212,536
Centerspace	2,329	174,209
Chatham Lodging Trust	17,141	146,727
DiamondRock Hospitality Co.	13,130	115,413
EastGroup Properties, Inc.	2,590	482,776
Getty Realty Corp.	5,173	164,398
Gladstone Commercial Corp.	10,245	156,646
Global Medical REIT, Inc.	179,420	1,670,400
Global Net Lease, Inc.	24,433	210,613
Great Ajax Corp.	1	3
Highwoods Properties, Inc.	6,502	209,494
Hudson Pacific Properties, Inc.	40,168	206,865
Kite Realty Group Trust	7,450	194,296
KKR Real Estate Finance Trust, Inc.	8,788	104,841
Lexington Realty Trust	12,112	125,480
New York Mortgage Trust, Inc.	54,936	366,423
NexPoint Residential Trust, Inc.	2,074	98,100
Office Properties Income Trust	471,600	1,037,520
Outfront Media, Inc.	50,443	860,053
PennyMac Mortgage Investment Trust	24,404	346,781
Piedmont Office Realty Trust, Inc. - Class A	69,495	678,271
PotlatchDeltic Corp.	1,462	63,539
Ready Capital Corp.	6,588	54,615
Redwood Trust, Inc.	77,920	589,854
Regency Centers Corp.	2,758	200,479
Retail Opportunity Investments Corp.	28,261	432,111
Saul Centers, Inc.	3,903	159,321
Tanger, Inc.	33,410	1,017,000
TPG RE Finance Trust, Inc.	8,617	78,070
Two Harbors Investment Corp.	32,432	459,237
Uniti Group, Inc.	49,540	215,994
Universal Health Realty Income Trust	1,240	55,676
Whitestone REIT	14,111	189,370
		14,359,865
Retail — 5.2%
Abercrombie & Fitch Co. - Class A (a)	6,754	996,688
Advance Auto Parts, Inc.	37,906	1,717,521
Asbury Automotive Group, Inc. (a)	5,805	1,425,940
Beacon Roofing Supply, Inc. (a)	2,386	216,172
BJ’s Restaurants, Inc. (a)	7,047	215,850
BJ’s Wholesale Club Holdings, Inc. (a)	16,361	1,308,226
Bloomin’ Brands, Inc.	20,453	357,927
Boot Barn Holdings, Inc. (a)	12,397	1,663,305
Buckle, Inc.	2,951	123,647

The accompanying notes are an integral part of the financial statements.
7

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of August 31, 2024

	Shares	Value
Retail — (Continued)
Build-A-Bear Workshop, Inc.	123,830	$4,133,445
Casey’s General Stores, Inc.	1,888	684,041
Chuy’s Holdings, Inc. (a)	3,285	122,202
Dine Brands Global, Inc.	1,749	55,303
Dutch Bros, Inc. - Class A (a)	20,138	624,278
FirstCash Holdings, Inc.	2,930	351,864
Five Below, Inc. (a)	3,696	278,789
Foot Locker, Inc.	10,261	319,527
Freshpet, Inc. (a)	7,016	954,176
Group 1 Automotive, Inc.	2,270	855,245
Guess?, Inc.	12,246	253,737
Lithia Motors, Inc.	382	115,013
MSC Industrial Direct Co., Inc. - Class A	9,537	784,323
Murphy USA, Inc.	5,937	3,085,043
Nu Skin Enterprises, Inc. - Class A	15,436	137,843
Ollie’s Bargain Outlet Holdings, Inc. (a)	11,755	1,052,778
Papa John’s International, Inc.	35,361	1,675,051
PriceSmart, Inc.	1,079	96,657
Red Robin Gourmet Burgers, Inc. (a)	374,550	1,310,925
RH (a)	2,399	608,626
Shoe Carnival, Inc.	6,304	254,934
Signet Jewelers Ltd.	5,100	428,910
Sweetgreen, Inc. - Class A (a)	72,355	2,287,142
Texas Roadhouse, Inc.	10,485	1,769,344
Warby Parker, Inc. - Class A (a)	58,227	868,747
Zumiez, Inc. (a)	3,290	91,265
		31,224,484
Savings & Loans — 1.3%
Axos Financial, Inc. (a)	3,461	240,297
Banc of California, Inc.	1,873	26,634
Berkshire Hills Bancorp, Inc.	17,583	484,236
Eagle Bancorp Montana, Inc.	63,570	953,550
Flushing Financial Corp.	4,361	63,671
FS Bancorp, Inc.	86,404	3,787,087
Home Bancorp, Inc.	9,600	428,736
Northfield Bancorp, Inc.	9,880	119,746
Northwest Bancshares, Inc.	5,826	80,690
OceanFirst Financial Corp.	11,427	204,201
Pacific Premier Bancorp, Inc.	8,033	206,448
Provident Financial Services, Inc.	15,571	296,939
Riverview Bancorp, Inc.	242,220	1,119,056
		8,011,291
Semiconductors — 3.3%
Advanced Energy Industries, Inc.	2,466	261,618
Aehr Test Systems (a)	50,293	764,957
Allegro MicroSystems, Inc. (a)	33,952	832,843
Amtech Systems, Inc. (a)	251,750	1,601,130
Astera Labs, Inc. (a)	10,085	434,260

	Shares	Value
Semiconductors — (Continued)
Axcelis Technologies, Inc. (a)	4,011	$438,523
AXT, Inc. (a)	445,790	1,181,344
CEVA, Inc. (a)	2,534	60,664
Cirrus Logic, Inc. (a)	3,525	513,557
FormFactor, Inc. (a)	27,224	1,327,715
inTEST Corp. (a)	191,070	1,368,061
Kulicke & Soffa Industries, Inc.	6,419	281,216
Lattice Semiconductor Corp. (a)	7,687	364,056
MKS Instruments, Inc.	1,371	163,464
Monolithic Power Systems, Inc.	1,952	1,824,495
Onto Innovation, Inc. (a)	3,032	646,483
Photronics, Inc. (a)	7,595	196,407
Power Integrations, Inc.	22,307	1,496,800
Semtech Corp. (a)	38,142	1,671,382
SiTime Corp. (a)	15,324	2,216,770
SkyWater Technology, Inc. (a)	50,552	453,451
Veeco Instruments, Inc. (a)	45,943	1,630,517
		19,729,713
Software — 4.1%
ACI Worldwide, Inc. (a)	33,768	1,700,557
ACV Auctions, Inc. - Class A (a)	88,968	1,664,591
Agilysys, Inc. (a)	15,762	1,782,682
Alkami Technology, Inc. (a)	78,783	2,626,625
Appfolio, Inc. - Class A (a)	2,368	549,352
Asure Software, Inc. (a)	238,760	2,050,949
AvePoint, Inc. (a)	134,796	1,556,894
BILL Holdings, Inc. (a)	12,279	669,942
Blackbaud, Inc. (a)	799	66,796
BlackLine, Inc. (a)	18,735	928,319
Blend Labs, Inc. - Class A (a)	183,975	675,188
BM Technologies, Inc. (a)	215,920	654,367
Cogent Communications Holdings, Inc.	1,297	90,764
Concentrix Corp.	830	62,441
Confluent, Inc. - Class A (a)	18,205	386,310
CSG Systems International, Inc.	2,939	142,600
DoubleVerify Holdings, Inc. (a)	28,360	558,692
Five9, Inc. (a)	14,318	461,756
Genasys, Inc. (a)	350,770	1,094,402
Gitlab, Inc. - Class A (a)	10,369	491,491
Global-e Online Ltd. (a)	16,785	577,740
JFrog Ltd. (a)	30,890	857,506
LiveRamp Holdings, Inc. (a)	5,117	132,633
PDF Solutions, Inc. (a)	1,842	58,115
Privia Health Group, Inc. (a)	48,904	984,927
Procore Technologies, Inc. (a)	8,529	505,514
Progress Software Corp.	5,306	308,544
Smartsheet, Inc. - Class A (a)	19,548	953,942
SPS Commerce, Inc. (a)	800	159,792
Take-Two Interactive Software, Inc. (a)	3,504	566,632
Vertex, Inc. - Class A (a)	30,793	1,191,381
		24,511,444

The accompanying notes are an integral part of the financial statements.
8

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Concluded)

as of August 31, 2024

	Shares	Value
Telecommunications — 0.9%
Calix, Inc. (a)	43,743	$1,628,989
Credo Technology Group Holding Ltd. (a)	57,629	2,011,828
IDT Corp. - Class B	3,111	119,338
InterDigital, Inc.	869	120,409
Iridium Communications, Inc.	9,628	248,403
Lumen Technologies, Inc. (a)	73,749	387,182
NetGear, Inc. (a)	7,443	120,800
Telephone & Data Systems, Inc.	10,347	244,396
United States Cellular Corp. (a)	8,331	463,370
Viavi Solutions, Inc. (a)	23,640	203,541
		5,548,256
Textiles — 0.5%
UniFirst Corp.	17,613	3,341,010

Toys/Games/Hobbies — 0.4%
Funko, Inc. - Class A (a)	7,565	79,205
JAKKS Pacific, Inc. (a)	87,670	2,160,189
		2,239,394
Transportation — 1.2%
Air Transport Services Group, Inc. (a)	144,919	2,443,334
ArcBest Corp.	7,779	826,908
Knight-Swift Transportation Holdings, Inc.	1,873	98,108
Marten Transport Ltd.	7,327	127,856
PAM Transportation Services, Inc. (a)	41,286	748,928
RXO, Inc. (a)	28,489	810,797
Saia, Inc. (a)	4,008	1,506,327
Scorpio Tankers, Inc.	4,242	303,473
World Kinect Corp.	22,898	659,233
		7,524,964
Water — 0.0%(c)
American States Water Co.	1,758	143,137
California Water Service Group	1,969	108,946
		252,083
TOTAL COMMON STOCKS (Cost $372,531,459)		562,566,101

	Shares	Value
SHORT-TERM INVESTMENTS — 6.8%
Money Market Funds — 6.8%
First American Treasury Obligations Fund - Class X, 5.18% (d)	41,234,687	$41,234,687
TOTAL SHORT-TERM INVESTMENTS (Cost $41,234,687)		41,234,687

TOTAL INVESTMENTS — 100.0% (Cost $413,766,146)		603,800,788
Other Assets in Excess of Liabilities — 0.0% (c)		95,017
TOTAL NET ASSETS — 100.0%		$603,895,805

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
NV	Naamloze Vennootschap
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Sociedad Anónima
(a)	Non-income producing security.
(b)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2024.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of the financial statements.
9

ADARA SMALLER COMPANIES FUND

STATEMENT of Assets and Liabilities

August 31, 2024

ASSETS
Investments, at value (cost $372,531,459)	$562,566,101
Short-term investments, at value (cost $41,234,687)	41,234,687
Receivables for:
Investments sold	1,138,778
Dividends and interest	410,753
Capital shares sold	144,940
Prepaid expenses and other assets	24,727
Total assets	605,519,986

LIABILITIES
Payables for:
Investments purchased	1,089,480
Capital shares redeemed	40,020
Sub-advisory fees	321,947
Other accrued expenses and liabilities	172,734
Total liabilities	1,624,181
Net assets	$603,895,805

NET ASSETS CONSIST OF:
Par value	$34,110
Paid-in capital	405,659,342
Total distributable earnings/(loss)	198,202,353
Net assets	$603,895,805

CAPITAL SHARES:
Net Assets	603,895,805
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	34,109,721
Net asset value, offering and redemption price per share	$17.70

The accompanying notes are an integral part of the financial statements.
10

ADARA SMALLER COMPANIES FUND

Statement of Operations

FOR THE year ENDED August 31, 2024

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $23,927)	$5,064,875
Interest income	1,338,131
Total investment income	6,403,006

EXPENSES
Sub-advisory fees (Note 2)	3,593,122
Administration and accounting services fees (Note 2)	162,187
Director fees	67,884
Investment management fees (Note 2)	65,747
Officer fees	49,455
Legal fees	41,542
Custodian fees (Note 2)	40,672
Transfer agent fees (Note 2)	38,362
Audit fees and tax services	36,648
Registration and filing fees	26,911
Printing and shareholder reporting fees	7,983
Other expenses	50,538
Total expenses	4,181,051
Net investment income/(loss)	2,221,955

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	16,525,110
Net change in unrealized appreciation/(depreciation) on investments	64,759,495
Net realized and unrealized gain/(loss) on investments	81,284,605
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$83,506,560

The accompanying notes are an integral part of the financial statements.
11

ADARA SMALLER COMPANIES FUND

Statements of Changes in Net Assets

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income/(loss)	$2,221,955	$2,272,289
Net realized gain/(loss) from investments	16,525,110	(1,023,542)
Net change in unrealized appreciation/(depreciation) on investments	64,759,495	27,357,651
Net increase/(decrease) in net assets resulting from operations	83,506,560	28,606,398

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(3,000,495)	(1,462,252)
Net decrease in net assets from dividends and distributions to shareholders	(3,000,495)	(1,462,252)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	59,868,759	48,697,828
Reinvestment of distributions	2,676,590	1,335,449
Shares redeemed	(21,595,709)	(36,215,013)
Net increase/(decrease) in net assets resulting from capital share transactions	40,949,640	13,818,264
Total increase/(decrease) in net assets	121,455,705	40,962,410

NET ASSETS:
Beginning of period	$482,440,100	$441,477,690
End of period	$603,895,805	$482,440,100

SHARE TRANSACTIONS:
Shares sold	3,700,174	3,378,762
Shares reinvested	178,202	93,193
Shares redeemed	(1,393,206)	(2,526,832)
Net increase/(decrease) in shares	2,485,170	945,123

The accompanying notes are an integral part of the financial statements.
12

ADARA SMALLER COMPANIES FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$15.26	$14.39	$21.47	$13.73	$12.89
Net investment income/(loss)(1)	0.07	0.07	0.02	(0.03)	(0.01)
Net realized and unrealized gain/(loss) from investments	2.46	0.85	(2.88)	7.99	1.33
Net increase/(decrease) in net assets resulting from operations	2.53	0.92	(2.86)	7.96	1.32
Dividends and distributions to shareholders from:
Net investment income	(0.09)	(0.05)	—	—	—
Net realized capital gains	—	—	(4.22)	(0.22)	(0.48)
Total dividends and distributions to shareholders	(0.09)	(0.05)	(4.22)	(0.22)	(0.48)
Net asset value, end of period	$17.70	$15.26	$14.39	$21.47	$13.73
Total investment return/(loss)(2)	16.72%	6.40%	(16.93)%	58.41%	10.47%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$603,896	$482,440	$441,478	$536,177	$361,442
Ratio of expenses to average net assets	0.80%	0.82%	0.84%	0.84%	0.90%
Ratio of net investment income/(loss) to average net assets	0.43%	0.50%	0.10%	(0.18)%	(0.08)%
Portfolio turnover rate	58%	56%	56%	75%	101%

(1)	Calculated based on average shares outstanding for the period.

(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
13

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2024

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-five separate investment portfolios, including the Adara Smaller Companies Fund (the “Fund”), which commenced investment operations on October 21, 2014.

RBB has authorized capital of one hundred billion shares of common stock of which 92.923 billion shares are currently classified into two hundred and thirty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective seeks capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is August 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2024 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Adviser, as Valuation Designee, in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2024

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$562,566,101	$—	$—	(a)	$562,566,101
Money Market Funds	41,234,687	—	—		41,234,687
Total Investments	$603,800,788	$—	$—	(a)	$603,800,788

(a)	Amount is less than $0.50.

Refer to the Schedule of Investments for further disaggregation of investment categories.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no significant Level 3 transfers.

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s

15

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2024

investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Altair Advisers, LLC (“Altair” or the “Adviser”) serves as the investment adviser to the Fund. Aperio Group, LLC, Driehaus Capital Management, LLC, Pacific Ridge Capital Partners, LLC, Pier Capital, LLC and River Road Asset Management, LLC each serve as an investment sub-adviser (“Sub-Adviser”) to the Fund.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser has an investment team that is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Company on behalf of the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate based on the Fund’s sub-advised average daily net assets (the “Sub-Advisory Fee”), not to exceed 1.00%, payable on a monthly basis in arrears.

During the current fiscal period, collectively, sub-advisory fees accrued were $3,593,122, or the rate of 0.69%.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for out-of-pocket expenses it incurs in connection with its compliance monitoring of Fund trading, up to 0.01% of the Fund’s average daily net assets. During the current fiscal period, the Fund paid the Adviser $65,747. This amount is included in Investment management fees on the Statement of Operations.

16

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2024

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$318,051,378	$281,438,473

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
$419,504,658	$208,035,895	$(22,223,468)	$185,812,427

17

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

August 31, 2024

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	QUALIFIED LATE-YEAR LOSSES
$4,347,162	$8,042,764	$—	$185,812,427	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2024 and August 31, 2023 was as follows:

	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
2024	$3,000,495	$—	$3,000,495
2023	$1,462,252	$—	$1,462,252

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2024, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2024.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2024, the Fund had short-term capital loss carryforwards of $0.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

18

ADARA SMALLER COMPANIES FUND

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The RBB Fund, Inc. and Shareholders of Adara Smaller Companies Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Adara Smaller Companies Fund (one of the funds constituting The RBB Fund, Inc., hereafter referred to as the “Fund”) as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 29, 2024

We have served as the auditor of one or more Altair Advisers, LLC investment companies since 2015.

19

ADARA SMALLER COMPANIES FUND

SHAREHOLDER TAX INFORMATION (UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable period ended August 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. During the fiscal year ended August 31, 2024, the following dividends and distributions were paid by the Fund:

Ordinary income	long-term gains
$3,000,495	$—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Jobs and Growth Tax relief Reconciliation Act of 2003 the following percentages of ordinary dividends paid during the fiscal year ended August 31, 2024 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates:

Adara Smaller Companies Fund	78.62%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for the Fund is as follows:

Adara Smaller Companies Fund	77.47%

The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Job Creation Act of 2004 is as follows:

Adara Smaller Companies Fund	0%

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2024. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2025.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

20

ADARA SMALLER COMPANIES FUND

Other Information (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered (1) the renewal of the investment advisory agreement between Altair and the Company (the “Investment Advisory Agreement”) on behalf of the Fund, and (2) the renewal of the sub-advisory agreements among Altair, the Company and each of Aperio Group, LLC, Driehaus Capital Management, LLC, Pacific Ridge Capital Partners, LLC, Pier Capital, LLC, and River Road Asset Management, LLC (collectively, the “Sub-Advisers”) (together, the “Sub-Advisory Agreements”), at a meeting of the Board held on May 15-16, 2024 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement and the Sub-Advisory Agreements for an additional one-year term ending August 16, 2025. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangements. In approving the Investment Advisory Agreement and the Sub-Advisory Agreements, the Board considered information provided by Altair and each of the Sub-Advisers with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreement between the Company and Altair with respect to the Fund, and the renewal and approval of the Sub-Advisory Agreements among the Company, Altair and each of the Sub-Advisers with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Altair, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of Altair or the Sub-Advisers were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Fund by Altair and each Sub-Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Altair’s and the Sub-Advisers’ investment philosophies and processes; (iv) Altair’s and the Sub-Advisers’ assets under management and client descriptions; (v) Altair’s and the Sub-Advisers’ soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Altair’s and the Sub-Advisers’ advisory fee arrangements and other similarly managed clients, as applicable; (vii) Altair’s and the Sub-Advisers’ compliance procedures; (viii) Altair’s and the Sub-Advisers’ financial information and insurance coverage, as applicable; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group; and (xi) a report comparing the performance of the Fund to the performance of its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Altair and each Sub-Adviser. The Directors concluded that Altair and each Sub-Adviser had substantial resources to provide services to the Fund, and that Altair’s and the Sub-Advisers’ services had been acceptable.

The Directors also considered the investment performance of the Fund, noting that the Fund had outperformed its benchmark, the Russell 2000 Index, for the three-year, five-year, and since-inception periods ended December 31, 2023, and underperformed the benchmark for the three-month and one-year periods ended December 31, 2023. The Directors considered the Fund’s investment performance in light of its investment objective and investment strategies. The Board noted that the Fund’s total return outperformed the median of its Peer Group for the three-year, five-year, and since-inception periods ended December 31, 2023, and underperformed the median of its Peer Group for the three-month and one-year periods ended December 31, 2023.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement and Sub-Advisory Agreements. In this regard, information on the fees paid by the Fund and the Fund’s total operating expense ratios were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms. The Directors noted that the Fund’s net advisory fee was below the median and in the 2nd quartile of its Peer Group and the Fund’s total net expenses were below the median and in the 1st quartile (least expensive) of its Peer Group. The Directors considered that the Fund does not pay a contractual management fee to Altair, but instead

21

ADARA SMALLER COMPANIES FUND

Other Information (Unaudited) (CONCLUDED)

reimburses for out-of-pocket expenses in connection with its compliance monitoring of the Fund’s trading, up to 0.01% of the Fund’s average daily net assets. The Directors also considered the fees payable to each Sub-Adviser under the Sub-Advisory Agreement.

After reviewing the information regarding Altair’s and the Sub-Advisers’ costs, profitability and economies of scale, and after considering the services to be provided by Altair and the Sub-Advisers, the Directors concluded that the reimbursement to be made by the Fund to Altair and the sub-advisory fees to be paid to each Sub-Adviser were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreements should be approved and continued for an additional one-year period ending August 16, 2025.

22

Investment Adviser
Altair Advisers, LLC
303 West Madison Street, Suite 600
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AQUARIUS INTERNATIONAL FUND

of

The RBB Fund, Inc.

FINANCIAL STATEMENTS

August 31, 2024

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

AQUARIUS INTERNATIONAL FUND

SCHEDULE HOLDINGS SUMMARY TABLE

AUGUST 31, 2024

The following table presents a summary by country of the schedule holdings of the Fund:

Country	% of Net Assets	Value
COMMON STOCKS
Argentina	0.1%	$579,324
Australia	0.6	3,612,454
Austria	0.3	1,727,788
Belgium	0.5	3,137,548
Bermuda	1.1	6,622,692
Brazil	1.5	8,477,658
Canada	3.4	19,890,807
Cayman Islands	0.1	542,609
Chile	0.0	261,291
China	3.2	18,800,522
Colombia	0.0	46,789
Denmark	2.2	12,758,164
Finland	1.6	9,492,991
France	7.0	40,504,802
Germany	4.7	27,300,484
Greece	0.3	1,583,432
Hong Kong	0.4	2,143,989
Hungary	0.1	714,688
India	4.4	25,780,331
Indonesia	0.4	2,232,978
Ireland	2.4	13,856,161
Israel	0.3	1,471,978
Italy	2.6	15,285,549
Japan	11.6	67,305,144
Jordan	0.2	1,285,982
Kazakhstan	0.3	1,548,247
Luxembourg	0.2	1,059,244
Malaysia	0.1	600,645
Mexico	0.7	3,844,342
Netherlands	5.4	31,630,490
New Zealand	0.0	206,522
Norway	0.9	5,054,958
Peru	0.2	1,034,430
Philippines	0.2	1,172,593
Poland	0.2	978,596
Portugal	0.1	635,973
Russia	0.0	20
Saudi Arabia	0.3	1,767,660
Singapore	0.7	4,323,842
South Africa	0.5	2,773,586
South Korea	5.1	29,524,910
Spain	0.5	2,734,041
Sweden	0.4	2,223,238
Switzerland	3.7	21,586,783
Taiwan	4.1	23,575,469
Turkey	0.3	2,018,508
United Arab Emirates	0.4	2,277,575
United Kingdom	17.6	102,186,076
United States	2.0	11,573,554
Uruguay	0.4	2,168,320
PREFERRED STOCKS
Germany	0.0	36,584
RIGHTS
South Korea	0.0	1,733
SHORT-TERM INVESTMENTS
United States	6.0	35,103,660
OTHERS ASSETS IN EXCESS OF LIABILITIES	0.8	4,376,548
	100.0%	$581,434,302

Schedule holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

1

AQUARIUS INTERNATIONAL FUND

Schedule of Investments

as of AUGUST 31, 2024

	Shares	Value
COMMON STOCKS — 93.2%
Advertising — 0.1%
Dentsu Group, Inc.	1,800	$55,357
Publicis Groupe SA	2,188	241,322
WPP PLC	3,536	33,871
		330,550
Aerospace/Defense — 4.0%
Airbus Group SE	9,103	1,398,353
BAE Systems PLC	589,333	10,596,093
BAE Systems PLC - ADR	1,742	124,588
CAE, Inc.(a)	1,578	28,214
Dassault Aviation SA	263	56,664
Elbit Systems Ltd.	666	136,104
Embraer SA, SP ADR - ADR(a)	8,603	285,878
Hanwha Aerospace Co. Ltd.	1,699	369,711
Hindustan Aeronautics Ltd.	7,981	445,761
MTU Aero Engines AG - ADR	562	83,772
Rheinmetall AG	9,546	5,734,763
Rolls-Royce Holdings PLC(a)	6,406	42,000
Safran SA	580	127,099
Thales SA	22,874	3,843,084
		23,272,084
Agriculture — 0.1%
British American Tobacco PLC - ADR	7,782	292,370
Imperial Brands PLC - ADR	3,146	90,290
Japan Tobacco, Inc.	6,900	199,205
RLX Technology, Inc. - ADR	23,295	39,368
Wilmar International Ltd.	16,500	39,686
		660,919
Airlines — 0.1%
ANA Holdings, Inc.	1,800	36,385
InterGlobe Aviation Ltd.(a)(b)	6,327	363,950
Japan Airlines Co. Ltd.	3,000	50,370
		450,705
Apparel — 0.8%
Adidas AG	273	70,042
Gildan Activewear, Inc.	5,757	262,692
Hermes International SCA	80	191,477
Kering SA	127	36,418
LVMH Moet Hennessy Louis Vuitton SE - ADR	2,000	298,140
LVMH Moet Hennessy Louis Vuitton SE	4,940	3,676,924
		4,535,693
Auto Manufacturers — 1.7%
Bayerische Motoren Werke AG - ADR	3,309	102,215
Bayerische Motoren Werke AG	369	34,245
BYD Co. Ltd. - Class H	4,000	122,508
Daimler AG	3,623	249,716

	Shares	Value
Auto Manufacturers — (Continued)
Daimler Truck Holding AG	1,811	$69,619
Ferrari NV	642	318,939
Ferrari NV	141	70,064
Geely Automobile Holdings, Ltd.	31,000	34,693
Honda Motor Co. Ltd.	197,800	2,182,773
Honda Motor Co. Ltd. - ADR	1,291	42,538
Hyundai Motor Co.	529	101,473
Isuzu Motors Ltd.	2,700	40,993
Iveco Group NV	132,017	1,398,170
Kia Corp.	11,801	937,576
Li Auto, Inc. - ADR(a)	3,672	71,457
Mahindra & Mahindra Ltd.	15,330	513,514
Stellantis NV	58,765	986,377
Stellantis NV	2,278	38,225
Subaru Corp.	1,800	34,525
Suzuki Motor Corp.	178,900	2,103,437
Toyota Motor Corp. - ADR	1,862	353,408
Toyota Motor Corp.	7,100	135,560
Volvo AB - Class B	3,636	96,683
XPeng, Inc. - ADR(a)	2,396	19,288
		10,057,996
Auto Parts & Equipment — 0.2%
Aisin Corp.	1,100	38,656
Bridgestone Corp.	900	35,181
Cie Generale des Etablissements Michelin SCA	1,852	72,718
Continental AG	570	38,541
Denso Corp.	3,600	55,886
Fuyao Glass Industry Group Co. Ltd. - Class A	28,900	195,257
Hankook Tire & Technology Co. Ltd.	17,270	562,169
Hyundai Mobis Co. Ltd.	302	49,278
Magna International, Inc.	3,010	126,510
Vitesco Technologies Group AG	88	5,093
Weichai Power Co. Ltd. - Class H	24,000	36,709
		1,215,998
Banks — 10.8%
AIB Group PLC	376,315	2,266,130
Al Rajhi Bank	29,670	698,691
ANZ Group Holdings Ltd.	5,980	122,742
Axis Bank Ltd.	38,764	543,647
Banco do Brasil SA	442,300	2,203,672
Banco do Brasil SA - ADR	22,592	113,638
Banco Santander SA	37,238	185,167
Bancolombia SA - ADR	1,414	46,789
Bank Central Asia Tbk PT	1,226,000	819,052
Bank Mandiri Persero Tbk PT - ADR	5,112	91,965
Bank Mandiri Persero Tbk PT	2,759,400	1,275,108

The accompanying notes are an integral part of the financial statements.

2

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

As of AUGUST 31, 2024

	Shares	Value
Banks — (Continued)
Bank Montreal	1,282	$107,201
Bank of Nova Scotia	2,673	133,329
Bank Rakyat Indonesia Persero Tbk PT - ADR	1,382	22,741
Barclays PLC	126,063	381,162
BDO Unibank, Inc.	181,150	493,325
Bendigo & Adelaide Bank Ltd.	12,614	102,708
BNP Paribas SA	76,770	5,309,997
CaixaBank SA	65,952	397,240
Canadian Imperial Bank of Commerce	1,139	66,563
Chiba Bank Ltd.	4,900	41,505
China Merchants Bank Co. Ltd. - Class H	176,563	724,562
Commerzbank AG	157,150	2,330,029
Commonwealth Bank Of Australia	4,512	424,951
Computershare Ltd.	2,023	38,893
Concordia Financial Group Ltd.	11,723	66,524
Credicorp Ltd.	5,800	1,034,430
DBS Group Holdings Ltd. - ADR	2,449	272,182
DBS Group Holdings Ltd.	116,510	3,253,460
Deutsche Bank AG	8,776	143,926
DNB Bank ASA	128,214	2,708,429
Emirates NBD Bank PJSC	92,932	498,458
Erste Group Bank AG	8,036	439,849
FinecoBank Banca Fineco SpA	319,325	5,478,498
FirstRand Ltd.	273,142	1,313,371
Fukuoka Financial Group, Inc.	3,000	79,480
Grupo Financiero Banorte SAB de CV	76,985	533,775
Grupo Financiero Galicia SA - ADR	14,790	579,324
Hana Financial Group, Inc.	3,344	155,244
Hang Seng Bank, Ltd.	3,000	36,124
HDFC Bank Ltd.	218,828	4,279,159
HDFC Bank Ltd. - ADR	12,962	792,108
HSBC Holdings PLC - ADR	9,910	440,599
ICICI Bank Ltd. - ADR	90,133	2,641,798
Industrial & Commercial Bank of China Ltd. - Class H	1,597,000	913,354
ING Groep NV	193,935	3,526,152
Intesa Sanpaolo	14,336	59,916
Itau Unibanco Holdings, SP ADR - ADR	170,642	1,112,586
Japan Post Bank Co. Ltd.	3,700	34,774
KBC Group NV	799	62,216
Macquarie Group Ltd.	1,021	148,610
Macquarie Group, Ltd. - ADR	1,203	175,434
Mediobanca Banca di Credito Finanziario SpA	3,974	67,312

	Shares	Value
Banks — (Continued)
Mitsubishi UFJ Financial Group, Inc. - ADR	53,334	$561,607
National Australia Bank Ltd.	7,689	198,162
National Australia Bank Ltd. - ADR	11,208	145,368
National Bank of Greece SA	138,971	1,207,979
NatWest Group PLC	544,658	2,481,294
Nedbank Group Ltd. - ADR	2,666	44,536
Nordea Bank Abp	11,504	135,850
Nordea Bank Abp	93	1,099
NU Holdings Ltd. - Class A(a)	35,017	524,204
OTP Bank, PLC	13,881	714,688
Oversea-Chinese Banking Corp. Ltd.	9,000	100,318
Royal Bank Canada	3,116	376,350
Saudi National Bank	72,743	682,126
Shinhan Financial Group Co. Ltd. - ADR	9,162	388,927
Shizuoka Financial Group, Inc.	3,900	34,815
Societe Generale SA	2,392	57,822
Standard Bank Group Ltd.	9,099	122,217
Sumitomo Mitsui Financial Group, Inc.	19,100	1,260,471
Sumitomo Mitsui Financial Group, Inc. - ADR	56,610	748,950
Sumitomo Mitsui Trust Holdings, Inc.	1,600	39,872
Svenska Handelsbanken AB - Class A	112,598	1,161,567
TCS Group Holding PLC - GDR(a)(c)	3,732	0
Toronto-Dominion Bank	4,118	246,751
UBS Group AG	13,717	422,697
UniCredit SpA	2,917	121,245
United Overseas Bank Ltd.	6,000	144,234
Woori Financial Group, Inc. - ADR	4,696	170,136
Yapi ve Kredi Bankasi AS	926,035	848,454
		62,729,638
Beverages — 1.3%
Anheuser-Busch InBev SA/NV - ADR	3,181	195,441
Arca Continental SAB de CV	60,200	542,845
Asahi Group Holdings Ltd.	148,400	5,539,129
Carlsberg A/S - Class B	499	58,621
Cia Cervecerias Unidas SA - ADR	4,167	46,671
Coca-Cola Europacific Partners PLC	476	38,313
Coca-Cola HBC AG	1,058	39,284
Davide Campari-Milano NV	5,538	51,203

The accompanying notes are an integral part of the financial statements.

3

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of AUGUST 31, 2024

	Shares	Value
Beverages — (Continued)
Diageo PLC - ADR	1,459	$190,779
Endeavour Group Ltd.	2,137	7,705
Fomento Economico Mexicano SAB de CV - ADR	461	47,382
Heineken Holding NV	434	32,730
Heineken NV - ADR	2,666	120,050
Pernod Ricard SA - ADR	2,755	78,600
Remy Cointreau SA	453	36,927
United Spirits Ltd.	38,758	681,297
		7,706,977
Biotechnology — 0.5%
Argenx SE - ADR(a)	238	123,122
BeiGene Ltd.(a)	10,100	149,475
CSL Ltd. - ADR	3,938	410,655
CSL Ltd.	628	130,420
Genmab AS(a)	6,810	1,893,947
		2,707,619
Building Materials — 1.0%
Ambuja Cements Ltd.	70,612	519,637
Cie de Saint-Gobain SA	519	45,353
CRH PLC	44,963	4,013,800
CRH PLC	1,441	130,799
Daikin Industries Ltd.	149	19,036
Geberit AG	202	129,214
James Hardie Industries PLC(a)	2,896	108,030
Kingspan Group PLC	554	48,238
LafargeHolcim Ltd.	2,013	195,005
Sika AG	437	140,685
Svenska Cellulosa AB SCA - Class B	4,527	62,847
UltraTech Cement Ltd.	3,463	466,908
West Fraser Timber Co. Ltd.	446	39,480
		5,919,032
Chemicals — 2.8%
Air Liquide SA	17,844	3,330,548
Air Liquide SA - ADR	2,142	79,854
Akzo Nobel NV	7,468	476,321
Asahi Kasei Corp.	6,000	42,492
BASF SE	1,905	96,829
Croda International PLC	565	30,611
EMS-Chemie Holding AG	143	120,016
Evonik Industries AG	150,511	3,339,774
Givaudan SA	27	138,682
Givaudan SA - ADR	600	61,452
ICL Group Ltd.	12,592	57,797
Kansai Paint Co. Ltd.	140,200	2,510,051
Kumho Petrochemical Co. Ltd.	11,091	1,137,394
LG Chem Ltd.	164	39,565
Mitsubishi Chemical Group Corp.	273,100	1,596,056
Nippon Sanso Holdings Corp.	64,500	2,222,563

	Shares	Value
Chemicals — (Continued)
Nissan Chemical Corp.	1,100	$37,811
Novonesis (Novozymes) B	673	46,712
OCI NV	1,417	44,969
Shin-Etsu Chemical Co. Ltd. - ADR	6,860	150,920
Shin-Etsu Chemical Co. Ltd.	3,270	144,757
Supreme Industries Ltd.	2,993	188,680
Syensqo SA	373	30,714
Symrise AG	500	65,979
		15,990,547
Coal — 0.6%
China Shenhua Energy Co. Ltd. - Class H	39,000	167,610
Teck Resources Ltd. - Class B	8,215	393,498
Teck Resources Ltd. - Class B	62,140	2,975,472
		3,536,580
Commercial Services — 4.9%
Abu Dhabi Ports Co. PJSC(a)	44,586	58,147
Adani Ports & Special Economic Zone Ltd.	47,921	847,053
Adyen NV(a)(b)	1,369	2,020,375
Amadeus IT Holdings SA	20,727	1,398,575
Ashtead Group PLC	68,356	4,867,233
Bidvest Group Ltd.	3,146	51,191
Bureau Veritas SA	43,870	1,444,239
China Merchants Port Holdings Co. Ltd.	60,000	89,821
Edenred SE	52,463	2,208,133
Experian PLC	2,543	123,560
International Container Terminal Services, Inc.	76,047	536,595
Intertek Group PLC	1,279	83,571
Localiza Rent a Car SA - ADR	4,006	31,407
New Oriental Education & Technology Group, Inc. - ADR(a)	2,260	138,945
RB Global, Inc.	1,064	91,642
Recruit Holdings Co. Ltd.	3,292	205,296
RELX PLC	146,091	6,819,561
Rentokil Initial PLC	7,414	47,335
Santos Brasil Participacoes SA	131,000	306,119
Secom Co. Ltd.	500	36,484
TAL Education Group - ADR(a)	7,594	61,056
Wolters Kluwer	41,238	7,051,996
Wolters Kluwer NV - ADR	667	113,150
		28,631,484
Computers — 2.3%
AutoStore Holdings Ltd.(a)(b)	33,295	35,279
BayCurrent, Inc.	108,500	3,458,950
Capgemini SE	13,246	2,744,090

The accompanying notes are an integral part of the financial statements.

4

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of AUGUST 31, 2024

	Shares	Value
Computers — (Continued)
CGI, Inc.(a)	1,307	$147,207
Check Point Software Technologies Ltd.(a)	499	96,058
CyberArk Software Ltd.(a)	576	165,162
Globant S.A.(a)	3,290	665,370
Infosys Ltd. - ADR	28,588	665,529
Lenovo Group Ltd.	32,000	39,074
Logitech International SA	444	40,408
Nomura Research Institute Ltd.	72,700	2,445,428
NTT Data Group Corp.	3,100	47,276
Quanta Computer, Inc.	50,000	420,049
Tata Consultancy Services Ltd.	12,476	677,784
Teleperformance SE	9,184	1,000,725
Wipro Ltd. - ADR	106,432	684,358
		13,332,747
Cosmetics/Personal Care — 0.4%
Beiersdorf AG	432	62,467
Colgate-Palmolive India Ltd.	10,032	435,413
Essity AB - Class B	5,178	157,246
Godrej Consumer Products Ltd.	42,469	749,495
Haleon PLC - ADR	9,632	98,054
Kao Corp.	800	35,849
L’Oreal SA - ADR	3,400	297,772
L’Oreal SA	148	64,936
Unicharm Corp.	1,487	51,593
Unilever PLC - ADR	9,303	602,742
		2,555,567
Distribution/Wholesale — 2.2%
Azelis Group NV	123,217	2,574,945
Bunzl PLC	144,642	6,752,749
IMCD NV	12,250	2,006,028
ITOCHU Corp.	3,700	197,003
ITOCHU Corp. - ADR	426	45,062
Mitsubishi Corp.	2,300	47,882
Mitsui & Co. Ltd.	6,318	136,559
Rexel SA	46,159	1,164,697
Sendas Distribuidora S/A - ADR(a)	2,775	23,255
		12,948,180
Diversified Financial Services — 2.7%
Deutsche Boerse AG	25,090	5,640,770
Deutsche Boerse AG - ADR	2,810	62,944
Euronext NV(b)	25,139	2,684,705
Futu Holdings Ltd. - ADR(a)	852	54,153
Hong Kong Exchanges & Clearing Ltd.	38,780	1,183,303
Japan Exchange Group, Inc.	72,400	1,680,048
KB Financial Group, Inc. - ADR	6,431	417,243
KB Financial Group, Inc.	40,670	2,622,605

	Shares	Value
Diversified Financial Services — (Continued)
London Stock Exchange Group PLC	791	$106,771
London Stock Exchange Group PLC - ADR	2,464	83,702
Power Finance Corp. Ltd.	128,712	843,684
Sanlam Ltd. - ADR	5,156	52,282
SBI Holdings, Inc.	2,600	63,987
Singapore Exchange Ltd.	6,000	49,776
		15,545,973
Electric — 2.6%
Adani Energy Solutions Ltd.(a)	31,499	378,349
Centrais Eletricas Brasileiras SA - ADR	12,310	91,463
China Resources Power Holdings Co. Ltd.	14,000	37,958
CLP Holdings Ltd.	13,500	120,452
Dubai Electricity & Water Authority PJSC	728,813	474,254
E.ON SE	4,732	67,082
Enel SpA	555,541	4,222,502
Engie SA - ADR	8,968	157,568
Fortis, Inc.	5,886	258,984
Fortum Oyj	179,063	2,855,166
Iberdrola SA - ADR	1,618	92,032
Iberdrola SA	11,895	168,774
JSW Energy Ltd.	98,497	835,058
Mercury NZ Ltd.	7,755	30,377
Meridian Energy Ltd.	15,956	63,241
National Grid PLC - ADR	2,605	173,493
National Grid PLC	5,579	73,488
NTPC Ltd.	110,388	547,405
Orsted A/S(a)(b)	622	35,946
Power Assets Holdings Ltd.	11,000	76,559
RWE AG	719	25,936
SSE PLC - ADR	5,415	136,296
SSE PLC	176,597	4,392,372
Tokyo Electric Power Co. Holdings, Inc.(a)	7,500	35,773
		15,350,528
Electrical Components & Equipment — 0.3%
Delta Electronics, Inc.	36,000	448,804
KEI Industries Ltd.	8,594	472,160
Legrand SA	942	105,507
Schneider Electric SE - ADR	4,025	204,309
Schneider Electric SE	698	178,060
		1,408,840
Electronics — 0.6%
AAC Technologies Holdings, Inc.	126,500	537,407
ABB Ltd.	4,533	260,678

The accompanying notes are an integral part of the financial statements.

5

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of AUGUST 31, 2024

	Shares	Value
Electronics — (Continued)
BYD Electronic International Co. Ltd.	23,500	$86,093
Hirose Electric Co. Ltd.	327	43,155
Hon Hai Precision Industry Co. Ltd.	87,353	504,266
Hoya Corp.	670	95,091
Hoya Corp. - ADR	487	69,193
Lotes Co. Ltd.	6,000	287,641
Luxshare Precision Industry Co. Ltd. - Class A	175,600	977,022
Murata Manufacturing Co. Ltd.	4,857	101,805
Murata Manufacturing Co. Ltd. - ADR	7,572	78,976
NIDEC CORP	1,000	40,774
TDK Corp.	800	54,529
Yageo Corp.	17,676	363,850
		3,500,480
Energy-Alternate Sources — 0.0%(d)
Vestas Wind Systems AS(a)	2,480	56,663

Engineering & Construction — 1.2%
Acciona SA	580	78,203
Auckland International Airport Ltd.	13,450	63,777
Eiffage SA	14,358	1,507,090
Ferrovial SE	3,085	128,994
GMR Airports Infrastructure Ltd.(a)	418,735	472,365
Grupo Aeroportuario del Pacifico SAB de CV - ADR	392	69,651
Grupo Aeroportuario del Sureste SAB de CV - ADR	471	126,883
Samsung C&T Corp.	10,473	1,158,981
SPIE SA	78,542	3,170,665
Stantec, Inc.	424	34,764
Taisei Corp.	900	40,893
Vinci SA	905	108,161
Vinci SA - ADR	1,124	33,495
		6,993,922
Entertainment — 0.1%
Evolution AB - ADR	336	35,001
Flutter Entertainment PLC(a)	244	52,121
Lottery Corp. Ltd.	8,950	30,142
OPAP SA	21,717	375,453
Oriental Land Co., Ltd.	3,065	83,820
Toho Co. Ltd./Tokyo	1,100	42,286
		618,823
Environmental Control — 0.0%(d)
China Conch Environment Protection Holdings Ltd.	21,500	1,955

	Shares	Value
Environmental Control — (Continued)
GFL Environmental, Inc.	1,083	$46,905
		48,860
Food — 2.0%
Aeon Co. Ltd.	5,200	130,260
Ajinomoto Co., Inc.	1,500	57,739
Barry Callebaut AG	49	79,318
BIM Birlesik Magazalar AS	67,192	1,064,177
Chocoladefabriken Lindt & Spruengli AG	6	79,289
Coles Group Ltd.	4,059	51,533
Danone SA	3,030	210,546
Gruma SAB de CV - Class B	18,750	345,082
Kerry Group PLC - ADR	451	45,172
Koninklijke Ahold Delhaize NV - ADR	4,031	138,142
Koninklijke Ahold Delhaize NV	118,982	4,085,095
MEIJI Holdings Co. Ltd.	1,500	37,250
Nestle SA - ADR	5,773	617,249
Nisshin Seifun Group, Inc.	2,700	34,961
Nomad Foods Ltd.	79,873	1,501,612
Seven & i Holdings Co. Ltd. - ADR	2,700	39,042
Tesco PLC	615,426	2,869,334
Woolworths Group Ltd.	3,247	78,328
Yakult Honsha Co. Ltd.	1,800	38,029
		11,502,158
Food Service — 1.1%
Compass Group PLC	200,566	6,338,954
Compass Group PLC - ADR	7,353	234,928
		6,573,882
Forest Products & Paper — 0.0%(d)
Suzano Papel e Celulose SA - ADR	6,573	64,021
UPM-Kymmene Corp.	1,590	53,594
		117,615
Gas — 0.0%(d)
ENN Energy Holdings Ltd.	4,400	28,329
Hand/Machine Tools — 0.3%
Alleima AB	657	4,925
Fuji Electric Co. Ltd.	24,900	1,502,982
Schindler Holding AG	651	176,090
Techtronic Industries Co. Ltd.	4,500	60,295
		1,744,292
Healthcare-Products — 0.6%
Alcon, Inc.	1,673	163,419
Asahi Intecc Co. Ltd.	1,900	34,907
Carl Zeiss Meditec AG	533	39,128
Cochlear Ltd.	376	76,337
Coloplast AS - Class B	327	44,523

The accompanying notes are an integral part of the financial statements.

6

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of AUGUST 31, 2024

	Shares	Value
Healthcare-Products — (Continued)
Essilor International Cie Generale d’Opitque SA	608	$144,177
EssilorLuxottica SA - ADR	144	17,061
Fisher & Paykel Healthcare Corp. Ltd.	2,201	49,128
FUJIFILM Holdings Corp.	5,400	145,636
Getinge AB - Class B	1,494	31,094
Olympus Corp.	1,400	25,603
Sartorius Stedim Biotech	191	38,807
Smith & Nephew PLC	135,139	2,081,049
Sonova Holding AG	143	49,998
Terumo Corp.	324	6,024
Thermo Fisher Scientific, Inc.	900	553,563
		3,500,454
Healthcare-Services — 0.7%
BioMerieux	307	35,528
Dr Sulaiman Al Habib Medical Services Group Co.	4,744	386,842
Fresenius Medical Care AG	918	35,438
ICON PLC(a)	8,600	2,769,716
Lonza Group AG	182	119,720
Lonza Group AG - ADR	370	24,183
Max Healthcare Institute Ltd.	35,580	366,006
Ramsay Health Care Ltd.	1,132	31,777
Sonic Healthcare Ltd. - ADR	1,106	20,663
		3,789,873
Holding Companies-Diversified — 0.1%
Jardine Matheson Holdings, Ltd.	3,800	136,952
YTL Corp. Bhd	891,600	600,645
		737,597
Home Builders — 0.5%
Barratt Developments PLC	431,546	2,887,640
Sekisui House Ltd.	4,000	103,388
		2,991,028
Home Furnishings — 0.7%
Electrolux AB - Class B(a)	972	9,356
Hoshizaki Corp.	800	25,876
Sharp Corp.(a)	6,400	44,027
Sony Group Corp. - ADR	4,806	468,873
Sony Group Corp.	36,400	3,545,148
		4,093,280
Household Products/Wares — 0.0%(d)
Henkel AG & Co. KGaA	889	73,924
Reckitt Benckiser Group PLC - ADR	12,375	143,055
		216,979
Insurance — 5.9%
Admiral Group PLC	63,297	2,431,035

	Shares	Value
Insurance — (Continued)
Aegon Ltd.	14,288	$87,506
Ageas SA NV	2,481	127,530
AIA Group Ltd. - ADR	4,702	133,490
Allianz SE - ADR	4,740	146,940
Allianz SE	132	41,007
Aon PLC - Class A	23,749	8,163,006
AXA SA	38,009	1,446,589
Baloise Holding AG	522	100,968
Beazley PLC	501,387	4,964,574
Cathay Financial Holding Co. Ltd.	24,000	47,712
China Pacific Insurance Group Co. Ltd. - Class H	40,400	104,709
Dai-ichi Life Holdings, Inc.	6,692	193,244
Everest Group Ltd.	9,304	3,649,401
Hannover Rueck SE	421	119,444
Hiscox Ltd.	192,352	2,973,291
ICICI Lombard General Insurance Co. Ltd.(b)	39,019	998,034
Legal & General Group PLC	36,815	108,728
M&G PLC	12,144	34,319
Mandatum Oyj	2,616	12,379
Manulife Financial Corp.	6,860	189,405
MS&AD Insurance Group Holdings, Inc.	2,700	62,237
Muenchener Rueckversicherungs-Gesellschaft AG	295	159,608
New China Life Insurance Co. Ltd. - Class H	45,800	99,130
NN Group NV	3,039	149,052
PICC Property & Casualty Co. Ltd. - Class H	48,000	62,165
Ping An Insurance Group Co. of China Ltd. - Class H	24,500	115,989
Powszechny Zaklad Ubezpieczen SA	81,270	978,596
Sampo Oyj	61,296	2,732,657
Samsung Fire & Marine Insurance Co. Ltd.	1,360	353,289
Samsung Life Insurance Co. Ltd.	11,151	814,498
Sompo Holdings, Inc.	1,800	42,502
Sun Life Financial, Inc.	2,753	150,094
Suncorp Group Ltd.	18,597	222,097
Swiss Re AG	544	74,324
T&D Holdings, Inc.	5,200	88,104
Tokio Marine Holdings, Inc.	4,200	159,829
Topdanmark AS	33,242	1,839,416
Zurich Insurance Group AG - ADR	7,180	208,794

The accompanying notes are an integral part of the financial statements.

7

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of AUGUST 31, 2024

	Shares	Value
Insurance — (Continued)
Zurich Insurance Group AG	270	$156,729
		34,542,421
Internet — 3.0%
Alibaba Group Holding Ltd. - ADR	4,499	374,947
Alibaba Group Holding Ltd.	217,400	2,253,258
Auto Trader Group PLC(b)	5,141	57,743
Bilibili, Inc. - ADR(a)	4,363	62,740
Delivery Hero SE(a)(b)	1,653	52,058
iQIYI, Inc. - ADR(a)	12,194	26,217
JD.com, Inc. - ADR	5,286	142,722
JOYY, Inc. - ADR	2,046	70,362
LY Corp.	14,900	40,834
Meituan - ADR(a)	4,650	140,942
Meituan - Class B(a)(b)	32,800	496,310
MercadoLibre, Inc.(a)	729	1,502,950
MonotaRO Co. Ltd.	116,900	1,849,031
Naspers Ltd. - ADR	4,780	196,458
Naspers Ltd.	3,798	783,459
NAVER Corp.	688	87,280
Ocado Group PLC(a)	7,857	35,536
PDD Holdings, Inc. - ADR(a)	2,583	248,252
Prosus NV	4,876	180,733
Rakuten Group, Inc.(a)	7,200	51,174
Sea Ltd. - ADR(a)	924	72,358
SEEK Ltd.	4,272	66,520
Shopify, Inc. - Class A(a)	2,370	175,546
Tencent Holdings Ltd. - ADR	16,139	782,903
Tencent Holdings Ltd.	131,930	6,398,593
Trip.com Group Ltd. - ADR(a)	21,882	1,031,518
Wix.com Ltd.(a)	389	64,815
		17,245,259
Investment Companies — 0.0%(d)
L E Lundbergforetagen AB - Class B	1,867	102,373

Iron/Steel — 0.1%
BlueScope Steel Ltd.	6,357	88,565
Cia Siderurgica Nacional SA - ADR	41,580	88,565
Fortescue Ltd.	5,658	69,704
Nippon Steel Corp.	8,000	182,566
POSCO Holdings, Inc. - ADR	3,580	228,476
Vale SA - ADR	12,347	129,890
		787,766
Leisure Time — 0.2%
Amadeus IT Group SA - ADR	1,437	96,997
Bajaj Auto Ltd.	5,704	740,583
Shimano, Inc.	236	44,588

	Shares	Value
Leisure Time — (Continued)
Yamaha Corp.	1,300	$31,377
		913,545
Lodging — 0.1%
H World Group Ltd. - ADR	1,879	57,197
Indian Hotels Co. Ltd.	50,064	387,015
InterContinental Hotels Group PLC	1,515	151,628
		595,840
Machinery-Construction & Mining — 2.8%
HD Hyundai Electric Co. Ltd.	2,806	642,385
Hitachi Ltd. - ADR	9,150	448,167
Hitachi Ltd.	250,205	6,172,564
Komatsu Ltd.	4,400	123,123
Mitsubishi Electric Corp.	179,800	3,028,919
Mitsubishi Heavy Industries Ltd.	6,000	80,894
Siemens Energy AG(a)	960	27,726
Weir Group PLC	214,649	5,691,089
		16,214,867
Machinery-Diversified — 1.5%
Accelleron Industries AG	226	11,832
ANDRITZ AG	16,332	1,076,707
Atlas Copco AB - ADR	6,624	120,491
Atlas Copco AB - Class A	6,804	123,786
FANUC Corp.	1,000	29,519
Haitian International Holdings Ltd.	31,000	86,610
Husqvarna AB - Class B	4,490	30,353
IMI PLC	107,649	2,607,074
Keyence Corp.	500	240,210
KION Group AG	1,235	48,099
Kone Oyj - Class B	66,226	3,572,131
Kubota Corp. - ADR	883	61,863
NARI Technology Co. Ltd. - Class A	115,620	400,448
SMC Corp. - ADR	2,280	52,668
SMC Corp.	110	51,014
		8,512,805
Media — 0.4%
Informa PLC	149,777	1,649,015
Pearson PLC - ADR	15,198	210,948
Thomson Reuters Corp.	1,367	234,003
Vivendi SE	3,398	38,118
		2,132,084
Metal Fabricate/Hardware — 0.6%
Tenaris SA	71,773	1,056,266
Vallourec SACA(a)	157,587	2,518,316
		3,574,582

The accompanying notes are an integral part of the financial statements.

8

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of AUGUST 31, 2024

	Shares	Value
Mining — 2.2%
Agnico Eagle Mines Ltd./Mines Agnico Eagle Limitee	1,485	$120,983
Alamos Gold, Inc. - Class A	32,914	634,582
Allied Gold Corp.(a)	298,126	676,931
Antofagasta PLC	8,790	214,621
Barrick Gold Corp.	6,196	125,097
BHP Group Ltd. - ADR	3,707	204,367
Boliden AB	2,900	88,591
Cameco Corp.	3,460	141,306
Capstone Copper Corp.(a)	68,402	490,815
Endeavour Mining PLC	72,489	1,528,151
Franco-Nevada Corp.	1,038	126,792
GMK Norilskiy Nickel PAO - ADR(a)(c)	2,034	20
Kinross Gold Corp.	445,873	4,029,780
Norsk Hydro ASA	15,202	84,829
Polyus PJSC(a)(c)	1,719	0
Rio Tinto PLC - ADR	1,210	76,557
South32 Ltd.	44,192	93,064
Southern Copper Corp.	35,599	3,621,155
Sumitomo Metal Mining Co. Ltd.	2,000	55,427
Wheaton Precious Metals Corp.	2,998	185,306
Zijin Mining Group Co. Ltd. - Class H	24,000	48,278
		12,546,652
Miscellaneous Manufacturing — 1.2%
Aalberts NV	35,667	1,394,315
Diploma PLC	18,668	1,099,480
Fabrinet(a)	2,227	542,608
Knorr-Bremse AG	679	55,834
Orica Ltd.	5,536	66,405
Siemens AG	19,121	3,596,765
Sumitomo Heavy Industries Ltd.	2,000	46,847
		6,802,254
Office-Business Equipment — 0.0%(d)
Canon, Inc.	2,700	92,730

Oil & Gas — 4.3%
Aker BP ASA	841	20,147
BP PLC	267,887	1,516,585
BP PLC - ADR	1	34
Canadian Natural Resources Ltd.	8,670	313,941
Cenovus Energy, Inc.	198,279	3,676,765
DCC PLC	452	31,936
Equinor ASA	79,080	2,121,920
Equinor ASA - ADR	3,137	84,354
Galp Energia SGPS SA	30,614	635,973
Imperial Oil Ltd.	2,792	210,042
Inpex Corp.	6,228	91,808
MEG Energy Corp.(a)	80,745	1,608,129

	Shares	Value
Oil & Gas — (Continued)
Neste Oyj	2,991	$69,793
OMV AG	4,843	211,232
PetroChina Co. Ltd. - Class H	1,084,000	977,679
Petroleo Brasileiro SA - ADR	46,463	707,631
Reliance Industries Ltd.	41,391	1,489,216
Repsol SA	7,844	107,714
Santos Ltd.	19,946	97,243
Shell PLC	39,542	1,408,956
Shell PLC	55,926	1,981,659
Shell PLC - ADR	88,343	6,330,659
TotalEnergies SE - ADR	7,259	500,871
Ultrapar Participacoes SA - ADR	10,793	44,899
Vista Energy SAB de CV - ADR(a)	16,413	855,610
Woodside Energy Group Ltd.	7,291	133,566
		25,228,362
Pharmaceuticals — 8.7%
Aspen Pharmacare Holdings Ltd. - ADR	6,986	94,241
Astellas Pharma, Inc.	3,500	43,494
AstraZeneca PLC - ADR	9,096	796,992
AstraZeneca PLC	56,606	9,921,095
Bayer AG	1,167	36,033
Celltrion, Inc.	567	86,258
Chugai Pharmaceutical Co. Ltd.	66,800	3,372,233
Cipla Ltd.	13,082	258,349
Daiichi Sankyo Co. Ltd.	3,548	148,937
Daiichi Sankyo Co. Ltd. - ADR	876	36,678
Dr Reddy’s Laboratories Ltd. - ADR	7,475	623,938
GSK PLC	91,763	1,998,561
GSK PLC - ADR	3,067	134,672
Hansoh Pharmaceutical Group Co. Ltd.(b)	182,000	464,188
Hikma Pharmaceuticals PLC	49,199	1,285,982
Merck KGaA	587	114,558
Novartis AG - ADR	5,833	705,151
Novartis AG	61,268	7,402,287
Novo Nordisk AS - ADR	12,898	1,794,886
Novo Nordisk AS	36,415	5,058,414
Orion Oyj - Class B	672	35,633
Recordati SPA	59,572	3,497,699
Roche Holding AG - ADR	14,560	616,325
Roche Holdings AG	13,379	4,529,070
Sandoz Group AG	100,955	4,415,650
Sandoz Group AG - ADR	1,166	51,327
Sanofi SA - ADR	5,762	324,170
Sinopharm Group Co. Ltd. - Class H	36,400	84,239
Sun Pharmaceutical Industries Ltd.	20,864	453,285

The accompanying notes are an integral part of the financial statements.

9

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of AUGUST 31, 2024

	Shares	Value
Pharmaceuticals — (Continued)
Suzuken Co Ltd.	33,300	$1,180,134
Teva Pharmaceutical Industries, Ltd., SP ADR - ADR(a)	47,801	902,005
UCB SA	810	146,702
		50,613,186
Pipelines — 0.1%
Enbridge, Inc.	6,937	278,729
Pembina Pipeline Corp.	936	37,702
TC Energy Corp.	2,920	135,313
		451,744
Private Equity — 0.4%
3i Group PLC	3,463	145,462
Antin Infrastructure Partners SA	15,748	217,824
Eurazeo SA	17,292	1,362,181
Macquarie Korea Infrastructure Fund	49,750	448,382
Partners Group Holding AG	95	137,440
		2,311,289
Real Estate — 0.6%
Aldar Properties PJSC	316,803	633,329
Corp. Inmobiliaria Vesta SAB de CV	157,500	431,692
Daito Trust Construction Co. Ltd.	300	37,027
Direcional Engenharia SA	68,338	348,847
DLF Ltd.	61,677	621,767
Emaar Properties PJSC	266,841	613,386
FirstService Corp.	230	41,412
Henderson Land Development Co. Ltd.	23,000	71,459
Hongkong Land Holdings Ltd.	7,900	29,642
Iguatemi SA	112,300	440,158
KE Holdings, Inc. - ADR	4,582	67,997
REA Group Ltd.	633	93,761
Sunac Services Holdings Ltd.(b)	619	133
Swire Pacific Ltd. - Class A	5,000	42,441
Vonovia SE	1,074	37,123
Wharf Holdings Ltd.	14,000	36,646
		3,546,820
REITS — 0.2%
Ascendas Real Estate Investment Trust	23,000	50,708
CapitaLand Mall Trust	25,000	40,620
Fibra Uno Administracion SAB de CV	245,700	289,686
Gecina SA	370	40,659
Goodman Group	6,677	150,632
GPT Group	9,864	32,646
Japan Real Estate Investment Corp.	34	136,601
Mirvac Group	19,373	26,602

	Shares	Value
REITS — (Continued)
Nippon Building Fund Inc.	23	$103,210
Nippon Prologis REIT, Inc.	31	54,611
Nomura Real Estate Master Fund, Inc.	65	65,833
Scentre Group	14,492	33,580
Segro PLC	2,361	27,182
Stockland	11,630	39,276
Unibail-Rodamco-Westfield	938	75,006
United Urban Investment Corp.	51	50,255
		1,217,107
Retail — 2.2%
ANTA Sports Products Ltd.	5,561	54,254
Associated British Foods PLC	1,593	52,258
Astra International Tbk PT - ADR	3,615	24,112
BBB Foods, Inc. - Class A(a)	14,428	458,522
Cie Financiere Richemont SA - ADR	12,160	191,277
Fast Retailing Co. Ltd.	441	141,921
Ferguson Enterprises, Inc.	14,802	3,013,120
H & M Hennes & Mauritz AB - Class B	6,863	108,549
Industria de Diseno Textil SA	3,052	165,344
Jardine Cycle & Carriage Ltd.	4,000	84,804
McDonald’s Holdings Co. Japan Ltd.	2,600	114,201
Next PLC	952	127,661
Nitori Holdings Co. Ltd.	300	43,959
Pan Pacific International Holdings Corp.	1,500	38,398
Raia Drogasil SA	101,100	491,154
Restaurant Brands International, Inc.	3,260	226,505
Ryohin Keikaku Co. Ltd.	94,800	1,785,158
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	39,800	54,908
Sugi Holdings Co. Ltd.	53,100	918,310
Sundrug Co. Ltd.	26,700	777,287
Swatch Group AG	184	38,548
Tsuruha Holdings, Inc.	32,600	1,972,954
USS Co. Ltd.	3,400	31,220
Wal-Mart de Mexico SAB de CV - ADR	720	23,040
WH Smith PLC	120,273	2,026,558
		12,964,022
Semiconductors — 8.3%
ASE Technology Holding Co. Ltd. - ADR	6,033	60,270
ASM International NV	3,435	2,338,819
ASML Holding NV	1,129	1,020,469
ASML Holding NV	3,197	2,883,163

The accompanying notes are an integral part of the financial statements.

10

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of AUGUST 31, 2024

	Shares	Value
Semiconductors — (Continued)
ASPEED Technology, Inc.	6,000	$925,644
Gudeng Precision Industrial Co. Ltd.	17,000	290,909
Infineon Technologies AG	91,288	3,350,196
MediaTek, Inc.	10,000	388,168
Renesas Electronics Corp.	50,100	872,215
Samsung Electronics Co. Ltd.	270,845	15,042,277
SK Hynix, Inc.	10,465	1,371,352
SUMCO Corp.	34	393
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	59,034	10,136,138
Taiwan Semiconductor Manufacturing Co. Ltd.	298,122	8,826,013
Tokyo Electron Ltd.	1,200	215,976
Tokyo Electron Ltd. - ADR	1,572	140,898
United Microelectronics Corp. - ADR	36,418	319,386
		48,182,286
Shipbuilding — 0.1%
Samsung Heavy Industries Co. Ltd.(a)	71,867	566,550

Software — 0.5%
Dassault Systemes SE - ADR	2,450	95,477
Dassault Systemes SE	2,375	92,815
Kaspi.KZ JSC - ADR	11,825	1,548,247
NetEase, Inc. - ADR	2,660	213,970
Nexon Co. Ltd.	2,300	45,450
Open Text Corp.	1,156	36,784
SAP SE - ADR	3,821	839,512
TeamViewer SE - ADR(a)	4,442	30,428
		2,902,683
Telecommunications — 1.7%
America Movil SAB de CV - ADR	7,257	120,176
BCE, Inc.	5,373	188,055
Bharti Airtel Ltd.	42,056	797,027
Chunghwa Telecom Co. Ltd.	102,000	395,410
Chunghwa Telecom Co. Ltd. - ADR	4,171	161,209
Deutsche Telekom AG - ADR	5,690	161,767
Deutsche Telekom AG	1,461	41,570
Elisa OYJ	493	24,688
Hikari Tsushin, Inc.	200	42,240
KDDI Corp.	122,848	4,144,541
KT Corp.	61,210	1,773,838
Millicom International Cellular SA, SDR(a)	116	2,978
MTN Group Ltd.	23,254	115,831
Nice Ltd. - ADR(a)	288	50,037
Nippon Telegraph & Telephone Corp. - ADR	984	26,305

	Shares	Value
Telecommunications — (Continued)
Nippon Telegraph & Telephone Corp.	39,600	$42,324
Orange SA	4,154	47,380
PLDT, Inc. - ADR	5,294	142,673
Rogers Communications, Inc. - Class B	3,057	123,961
Singapore Telecommunications Ltd.	60,600	145,333
SK Telecom Co. Ltd. - ADR	1	23
SoftBank Corp.	2,800	39,177
SoftBank Group Corp.	1,100	63,863
Swisscom AG	80	50,574
Tele2 AB - Class B	3,689	41,854
Telefonaktiebolaget LM Ericsson - Class B	6,504	48,521
Telefonica Brasil SA	53,600	494,159
Telefonica Brasil SA - ADR	40,977	379,037
Telefonica SA	9,725	43,997
Turkcell Iletisim Hizmetleri AS - ADR	15,018	105,877
		9,814,425
Toys/Games/Hobbies — 0.0%(d)
Bandai Namco Holdings, Inc.	2,400	51,560
Nintendo Co. Ltd. - ADR	5,760	78,336
Nintendo Co. Ltd.	700	38,069
		167,965
Transportation — 0.7%
Canadian National Railway Co.	3,433	404,476
Canadian Pacific Kansas City Ltd.	1,018	84,433
Deutsche Post AG - ADR	1,603	69,586
DSV AS	10,381	1,855,152
DSV AS - ADR	826	73,886
East Japan Railway Co.	1,500	28,758
Getlink SE	1,582	28,531
Hankyu Hanshin Holdings, Inc.	1,300	39,947
Keisei Electric Railway Co. Ltd.	25,400	803,583
Kintetsu Group Holdings Co. Ltd.	2,600	60,622
Kuehne + Nagel International AG	126	39,099
Mitsui OSK Lines Ltd.	9,000	324,679
ZTO Express Cayman, Inc. - ADR	1,795	38,485
		3,851,237
Water — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	31,100	519,975
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	4,592	77,100

The accompanying notes are an integral part of the financial statements.

11

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Concluded)

as of AUGUST 31, 2024

	Shares	Value
Water — (Continued)
Severn Trent PLC	1,062	$35,956
		633,031
TOTAL COMMON STOCKS (Cost $422,800,174)		541,915,777

PREFERRED STOCKS — 0.0%(d)
Auto Manufacturers — 0.0%(d)
Porsche Auto SE	813	36,584
TOTAL PREFERRED STOCKS (Cost $33,156)		36,584

	Contracts
RIGHTS — 0.0%(d)
Private Equity — 0.0%(d)
Macquarie Korea Infrastructure Fund, Expires 10/08/2024, Exercise Price $11,570.00(a)(c)	4,925	1,733
TOTAL RIGHTS (Cost $783)		1,733

	Shares
SHORT-TERM INVESTMENTS — 6.0%
Money Market Funds — 6.0%
First American Treasury Obligations Fund - Class X, 5.18%(e)	35,103,660	35,103,660
TOTAL SHORT-TERM INVESTMENTS (Cost $35,103,660)		35,103,660
TOTAL INVESTMENTS — 99.2% (Cost $457,937,773)		577,057,754
Other Assets in Excess of Liabilities — 0.8%		4,376,548
TOTAL NET ASSETS — 100.0%		$581,434,302

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

ASA - Advanced Subscription Agreement

GDR - Global Depositary Receipt

NV - Naamloze Vennootschap

PJSC - Public Joint Stock Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Sociedad Anónima

SA/NV - Societe Anonime/Naamloze Vennootschap

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $7,208,721 or 1.2% of the Fund’s net assets.

(c)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,753 or 0.0% of net assets as of August 31, 2024.

(d)	Represents less than 0.05% of net assets.

(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of the financial statements.

12

AQUARIUS INTERNATIONAL FUND

STATEMENT of Assets and Liabilities

AUGUST 31, 2024

ASSETS
Investments, at value (cost $422,834,113)	$541,954,094
Short-term investments, at value (cost $35,103,660)	35,103,660
Foreign currency, at value (Cost $267,759)	288,401
Receivables for:
Investments sold	3,664,484
Dividends and interest	1,932,781
Capital shares sold	204,940
Prepaid expenses and other assets	23,486
Total assets	583,171,846

LIABILITIES
Payables for:
Investments purchased	1,247,744
Capital shares redeemed	65,040
Sub-advisory fees	232,555
Other accrued expenses and liabilities	192,205
Total liabilities	1,737,544
Net assets	$581,434,302

NET ASSETS CONSIST OF:
Par value	$48,361
Paid-in capital	485,560,850
Total distributable earnings/(loss)	95,825,091
Net assets	$581,434,302

CAPITAL SHARES:
Net Assets	$581,434,302
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	48,361,223
Net asset value, offering and redemption price per share	$12.02

The accompanying notes are an integral part of the financial statements.

13

AQUARIUS INTERNATIONAL FUND

Statement of Operations

FOR THE year ENDED AUGUST 31, 2024

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $1,328,897)	$11,460,968
Interest income	1,904,752
Total investment income	13,365,720

EXPENSES
Sub-advisory fees (Note 2)	2,436,424
Administration and accounting services fees (Note 2)	303,742
Custodian fees (Note 2)	233,752
Investment management fees (Note 2)	154,075
Transfer agent fees (Note 2)	67,320
Director fees	64,776
Legal fees	52,376
Officer fees	48,827
Audit fees	45,927
Registration and filing fees	30,460
Printing and shareholder reporting fees	8,985
Other expenses	44,091
Total expenses	3,490,755
Net investment income/(loss)	9,874,965

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net Realized Gain (Loss) on:
Investments	6,750,444
Foreign Currency Transactions	(670,707)
Net Realized Gain (Loss)	6,079,737
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	75,318,446
Foreign Currency Transactions	36,365
Net Change in Unrealized Appreciation (Depreciation)	75,354,811
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$91,309,513

The accompanying notes are an integral part of the financial statements.

14

AQUARIUS INTERNATIONAL FUND

Statements of Changes in Net Assets

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income/(loss)	$9,874,965	$8,640,137
Net realized gain/(loss) from investments	6,079,737	(14,105,508)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	75,354,811	49,676,775
Net increase/(decrease) in net assets resulting from operations	91,309,513	44,211,404

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(10,001,068)	(4,179,382)
Net decrease in net assets from dividends and distributions to shareholders	(10,001,068)	(4,179,382)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	78,989,579	88,275,263
Reinvestment of distributions	8,459,172	3,505,305
Shares redeemed	(38,919,822)	(35,881,611)
Net increase/(decrease) in net assets resulting from capital share transactions	48,528,929	55,898,957
Total increase/(decrease) in net assets	129,837,374	95,930,979

NET ASSETS:
Beginning of period	451,596,928	355,665,949
End of period	$581,434,302	$451,596,928

SHARE TRANSACTIONS:
Shares sold	7,264,867	8,971,636
Shares reinvested	826,091	366,281
Shares redeemed	(3,648,054)	(3,684,160)
Net increase/(decrease) in shares	4,442,904	5,653,757

The accompanying notes are an integral part of the financial statements.

15

AQUARIUS INTERNATIONAL FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$10.28	$9.29	$11.97	$9.93	$9.27
Net investment income/(loss)(1)	0.21	0.21	0.16	0.12	0.12
Net realized and unrealized gain/(loss) from investments	1.76	0.89	(2.69)	2.00	0.67
Net increase/(decrease) in net assets resulting from operations	1.97	1.10	(2.53)	2.12	0.79
Dividends and distributions to shareholders from:
Net Investment Income	(0.23)	(0.11)	(0.15)	(0.08)	(0.13)
Total dividends and distributions to shareholders	(0.23)	(0.11)	(0.15)	(0.08)	(0.13)
Net asset value, end of period	$12.02	$10.28	$9.29	$11.97	$9.93
Total investment return/(loss)(2)	19.53%	11.89%	(21.38)%	21.46%	8.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$581,434	$451,597	$355,666	$382,824	$278,956
Ratio of expenses to average net assets	0.69%	0.70%	0.73%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets	1.97%	2.16%	1.48%	1.08%	1.24%
Portfolio turnover rate	59%	78%	52%	48%	55%

(1)	Calculated based on average shares outstanding for the period.

(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.

16

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2024

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-five separate investment portfolios, including the Aquarius International Fund (the “Fund”), which commenced investment operations on April 17, 2018.

RBB has authorized capital of one hundred billion shares of common stock of which 92.923 billion shares are currently classified into two hundred and thirty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective seeks capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is August 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2024 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Adviser, as Valuation Designee, in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Valuation Designee may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Valuation Designee may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

17

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2024

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$128,311,959	$413,603,798	$20	$541,915,777
Preferred Stocks	—	36,584	—	36,584
Rights	—	—	1,733	1,733
Money Market Funds	35,103,660	—	—	35,103,660
Total Investments	$163,415,619	$413,640,382	$1,753	$577,057,754

Refer to the Schedule of Investments for further disaggregation of investment categories.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no significant Level 3 transfers.

18

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2024

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

19

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2024

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

MARKET RISK — Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Fund may be inhibited.

INTERNATIONAL CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. Additionally, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant impacts on global markets. The price and liquidity of investments may fluctuate widely as a result of these conflicts and related events. How long the armed conflicts and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

2. INVESTMENT ADVISER AND OTHER SERVICES

Altair Advisers, LLC (“Altair” or the “Adviser”) serves as the investment adviser to the Fund. Aperio Group, LLC, Boston Partners Global Investors, Inc., Driehaus Capital Management, LLC, and Mawer Investment Management, Ltd. each served as an investment sub-adviser (“Sub-Adviser”) to the Fund during the current fiscal period.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser has an investment team that is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Company on behalf of the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate based on the Fund’s sub-advised average daily net assets (the “Sub-Advisory Fee”), not to exceed 0.90%, payable on a monthly basis in arrears.

20

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2024

During the current fiscal period, collectively, sub-advisory fees accrued were $2,436,424, or the rate of 0.48%.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for compliance expenses in connection with managing the Fund, up to 0.03% of the Fund’s average daily net assets. During the current fiscal period, the Fund paid the Adviser $154,075. This amount is included in Investment management fees on the Statement of Operations.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$318,415,918	$272,279,226

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

21

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

AUGUST 31, 2024

As of August 31, 2024, the federal tax cost, which includes foreign currency, and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
$463,617,192	$130,695,652	$(16,940,503)	$113,755,149

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2024, primarily attributed to foreign currency. There were no permanent differences between distributable earnings/(loss) and paid in capital.

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	QUALIFIED LATE-YEAR LOSSES
$8,210,212	$—	$(26,140,270)	$113,755,149	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2024 and August 31, 2023 was as follows:

	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
2024	$10,001,068	$—	$10,001,068
2023	$4,179,382	$—	$4,179,382

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2024, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2024.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2024, the Fund had short-term capital loss carryforwards of $20,488,017 and long-term carryforwards of $5,652,253. During the fiscal year, the Fund utilized $5,127,646 of carryforward capital losses.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

22

AQUARIUS INTERNATIONAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund, Inc. and Shareholders of Aquarius International Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Aquarius International Fund (one of the funds constituting The RBB Fund, Inc., hereafter referred to as the “Fund”) as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 29, 2024

We have served as the auditor of one or more Altair Advisers, LLC investment companies since 2015.

23

AQUARIUS INTERNATIONAL FUND

SHAREHOLDER TAX INFORMATION

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable period ended August 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. During the fiscal year ended August 31, 2024, the following dividends and distributions were paid by the Fund:

Ordinary Income	Long-Term Gains
$10,001,068	$—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Jobs and Growth Tax relief Reconciliation Act of 2003 the following percentages of ordinary dividends paid during the fiscal year ended August 31, 2024 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates:

Aquarius International Fund	90.32%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for the Fund is as follows:

Aquarius International Fund	0%

The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Job Creation Act of 2004 is as follows:

Aquarius International Fund	0%

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2024. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2025.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any. The Fund passed through foreign tax credits of $1,314,021 and earned $12,642,809 of gross foreign source income during the fiscal year.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

24

AQUARIUS INTERNATIONAL FUND

Other Information

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered (1) the renewal of the investment advisory agreement between Altair and the Company (the “Investment Advisory Agreement”) on behalf of the Fund, and (2) the renewal of the sub-advisory agreements among Altair, the Company and each of Aperio Group, LLC, Boston Partners Global Investors, Inc., Driehaus Capital Management, LLC, and Mawer Investment Management, Ltd. (collectively, the “Sub-Advisers”) (together, the “Sub-Advisory Agreements”), at a meeting of the Board held on May 15-16, 2024 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement and the Sub-Advisory Agreements for an additional one-year term ending August 16, 2025. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangements. In approving the Investment Advisory Agreement and the Sub-Advisory Agreements, the Board considered information provided by Altair and each of the Sub-Advisers with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreement between the Company and Altair with respect to the Fund, and the Sub-Advisory Agreements among the Company, Altair and each of the Sub-Advisers with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Altair and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of Altair or the Sub-Advisers were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Fund by Altair and each Sub-Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Altair’s and the Sub-Advisers’ investment philosophies and processes; (iv) Altair’s and the Sub-Advisers’ assets under management and client descriptions; (v) Altair’s and the Sub-Advisers’ soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Altair’s and the Sub-Advisers’ advisory fee arrangements and other similarly managed clients, as applicable; (vii) Altair’s and the Sub-Advisers’ compliance procedures; (viii) Altair’s and the Sub-Advisers’ financial information and insurance coverage, as applicable; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group; and (xi) a report comparing the performance of the Fund to the performance of its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Altair and each Sub-Adviser. The Directors concluded that Altair and each Sub-Adviser had substantial resources to provide services to the Fund, and that Altair’s and the Sub-Advisers’ services had been acceptable.

The Directors also considered the investment performance of the Fund, noting that the Fund had underperformed its benchmark, the MSCI ACWI ex USA Gross Index, for the three-month, one-year, three-year, five-year, and since-inception periods ended December 31, 2023. The Directors considered the Fund’s investment performance in light of its investment objective and investment strategies. The Board noted that the Fund’s total return outperformed the median of its Peer Group for the one-year, three-year and since-inception periods ended December 31, 2023, and underperformed the median of its Peer Group for the three-month and five-year periods ended December 31, 2023.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement and Sub-Advisory Agreements. In this regard, information on the fees paid by the Fund and the Fund’s total operating expense ratios were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms. The Directors noted that both the Fund’s net advisory fee and total net expenses were below the median and in the 1st quartile (least expensive) of its Peer Group. The Directors considered that the Fund does not pay a contractual

25

AQUARIUS INTERNATIONAL FUND

Other Information (CONCLUDED)

management fee to Altair, but instead reimburses for out-of-pocket expenses in connection with its compliance monitoring of the Fund’s trading, up to 0.03% of the Fund’s average daily net assets. The Directors also considered the fees payable to each Sub-Adviser under the Sub-Advisory Agreement.

After reviewing the information regarding Altair’s and the Sub-Advisers’ costs, profitability and economies of scale, and after considering the services to be provided by Altair and the Sub-Advisers, the Directors concluded that the reimbursement to be made by the Fund to Altair and the sub-advisory fees to be paid to each Sub-Adviser were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreements should be approved and continued for an additional one-year period ending August 16, 2025.

26

Investment Adviser
Altair Advisers, LLC
303 West Madison Street, Suite 600
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

BostonPartners

August 31, 2024

Boston Partners Investment Funds

of The RBB Fund, Inc.

Financial Statements

Fund	Institutional	Investor
Boston Partners All-Cap Value Fund	BPAIX	BPAVX
Boston Partners Emerging Markets Dynamic Equity Fund	BELSX	–
Boston Partners Global Equity Fund	BPGIX	BPGRX
Boston Partners Global Long/Short Fund	BGLSX	BGRSX
Boston Partners Global Sustainability Fund	BPGSX	–
Boston Partners Long/Short Equity Fund	BPLSX	BPLEX
Boston Partners Long/Short Research Fund	BPIRX	BPRRX
Boston Partners Small Cap Value Fund II	BPSIX	BPSCX
WPG Partners Select Hedged Fund	WPGHX	–
WPG Partners Select Small Cap Value Fund	WPGSX	–
WPG Partners Small Cap Value Diversified Fund	WPGTX	–

BOSTON PARTNERS INVESTMENT FUNDS

Schedules of Investments	1
Statements of Assets and Liabilities	55
Statements of Operations	61
Statements of Changes in Net Assets	64
Financial Highlights	70
Notes to Financial Statements	76
Report of Independent Registered Public Accounting Firm	89
Shareholder Tax Information	91
Other Information	93

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS ALL-CAP VALUE FUND	Schedule of Investments

	Shares	Value
COMMON STOCKS — 98.8%
Communication Services — 4.9%
Alphabet, Inc. - Class A	223,756	$36,557,255
Electronic Arts, Inc.	17,788	2,700,574
Interpublic Group of Cos., Inc. (a)	191,779	6,253,913
Match Group, Inc. (b)	187,684	6,983,722
Omnicom Group, Inc. (a)	65,735	6,601,766
Take-Two Interactive Software, Inc. (b)	84,705	13,697,646
		72,794,876
Consumer Discretionary — 7.2%
AutoZone, Inc. (b)	4,460	14,189,401
Booking Holdings, Inc.	7,033	27,493,615
Harley-Davidson, Inc. (a)	330,369	12,369,015
LKQ Corp.	180,500	7,506,995
NVR, Inc. (b)	3,144	28,838,214
Tempur Sealy International, Inc. (a)	180,717	9,474,992
Wyndham Hotels & Resorts, Inc.	101,025	7,950,668
		107,822,900
Consumer Staples — 3.4%
Coca-Cola Europacific Partners PLC	59,516	4,790,443
J M Smucker Co.	70,107	8,039,871
Kenvue, Inc.	376,813	8,271,045
Keurig Dr Pepper, Inc.	325,764	11,926,220
Philip Morris International, Inc.	145,469	17,934,873
		50,962,452
Energy — 4.3%
BP PLC - ADR	117,224	3,980,927
Canadian Natural Resources Ltd.	223,888	8,106,984
Chord Energy Corp.	59,616	8,848,803
ConocoPhillips	58,192	6,621,668
Exxon Mobil Corp. (a)	60,588	7,145,749
Halliburton Co.	238,698	7,421,121
Phillips 66	42,094	5,906,209
Schlumberger Ltd.	218,701	9,620,657
Shell PLC - ADR	83,247	5,965,480
		63,617,598
Financials — 25.4%
Aflac, Inc. (a)	84,647	9,341,643
Allstate Corp.	50,019	9,450,590
American International Group, Inc.	316,389	24,377,773
Aon PLC - Class A	22,426	7,708,265
Bank of America Corp.	625,590	25,492,793
Charles Schwab Corp.	101,654	6,617,675
Chubb Ltd.	73,518	20,892,345
Citigroup, Inc.	234,196	14,670,037
Corpay, Inc. (b)	94,262	29,744,374
Discover Financial Services	101,333	14,055,900
Fidelity National Information Services, Inc.	120,701	9,951,797
First American Financial Corp.	180,086	11,489,487
Global Payments, Inc.	108,367	12,029,821
Goldman Sachs Group, Inc.	39,199	20,001,290
JPMorgan Chase & Co.	148,671	33,421,241
Loews Corp.	179,070	14,672,996
Markel Group, Inc. (b)	11,429	18,294,172
Renaissance Holdings Ltd.	71,498	18,216,975
Shift4 Payments, Inc. - Class A (a)(b)	99,104	8,235,542
Synchrony Financial	139,539	7,013,230
Travelers Cos., Inc.	56,348	12,851,288
Visa, Inc. - Class A	75,044	20,739,910
Financials — (continued)
Wells Fargo & Co.	228,851	13,380,918
White Mountains Insurance Group Ltd.	8,661	15,972,963
		378,623,025
Health Care — 20.0%
AbbVie, Inc.	153,728	30,178,344
Amgen, Inc.	57,430	19,171,857
AMN Healthcare Services, Inc. (a)(b)	190,288	10,090,973
Avantor, Inc. (a)(b)	491,740	12,706,561
Bristol-Myers Squibb Co.	467,215	23,337,389
Cencora, Inc.	64,678	15,494,908
Centene Corp. (b)	171,090	13,487,025
Cigna Group	25,470	9,215,301
Elevance Health, Inc.	39,298	21,884,663
Humana, Inc.	27,783	9,848,240
Johnson & Johnson	185,938	30,839,677
McKesson Corp.	24,101	13,522,589
Medtronic PLC	194,155	17,198,250
Merck & Co., Inc.	168,592	19,969,722
Sanofi SA - ADR	409,731	23,051,466
UnitedHealth Group, Inc.	37,666	22,230,473
Zimmer Biomet Holdings, Inc.	51,313	5,924,599
		298,152,037
Industrials — 14.2%
Acuity Brands, Inc.	44,666	11,376,430
Advanced Drainage Systems, Inc.	31,248	4,898,437
Allegion PLC	110,943	15,403,326
Allison Transmission Holdings, Inc.	110,299	10,230,232
AMETEK, Inc.	46,210	7,904,221
Beacon Roofing Supply, Inc. (b)	102,556	9,291,574
Curtiss-Wright Corp.	28,842	9,110,034
EnerSys	36,902	3,739,280
Equifax, Inc.	30,796	9,458,375
Expeditors International of Washington, Inc.	109,570	13,522,034
Huron Consulting Group, Inc. (b)	81,888	9,043,711
Landstar System, Inc.	56,435	10,302,774
Leidos Holdings, Inc.	53,477	8,476,639
Masco Corp.	91,674	7,293,583
Middleby Corp. (b)	60,545	8,513,838
Resideo Technologies, Inc. (b)	132,010	2,661,322
Robert Half, Inc. (a)	115,987	7,268,905
Science Applications International Corp.	108,020	14,106,332
Sensata Technologies Holding PLC	238,057	9,177,097
SS&C Technologies Holdings, Inc.	177,727	13,345,520
Textron, Inc.	108,821	9,924,475
Westinghouse Air Brake Technologies Corp.	102,648	17,406,021
		212,454,160
Information Technology — 16.5%
Analog Devices, Inc.	73,573	17,277,883
Applied Materials, Inc.	45,139	8,904,119
Arrow Electronics, Inc. (b)	69,846	9,434,798
CDW Corp.	34,042	7,681,237
Check Point Software Technologies Ltd. (b)	151,409	29,146,233
Cisco Systems, Inc.	328,857	16,620,433
Cognizant Technology Solutions Corp. - Class A	196,119	15,252,175
Dell Technologies, Inc. - Class C	122,340	14,135,164

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 1

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS ALL-CAP VALUE FUND	Schedule of Investments (continued)

	Shares	Value
Information Technology — (continued)
Flex Ltd. (b)	415,372	$13,495,436
Gen Digital, Inc.	133,875	3,542,332
Hewlett Packard Enterprise Co.	234,678	4,545,713
Jabil, Inc.	83,169	9,088,708
KLA Corp.	13,063	10,704,214
Lam Research Corp.	9,970	8,185,470
Microchip Technology, Inc.	281,902	23,161,068
Nice Ltd. - ADR (a)(b)	35,170	6,110,436
Oracle Corp.	209,196	29,557,303
QUALCOMM, Inc.	76,434	13,398,880
TE Connectivity Ltd.	38,372	5,893,939
		246,135,541
Materials — 2.9%
Corteva, Inc.	145,667	8,346,719
CRH PLC	319,472	28,998,474
FMC Corp.	105,783	6,831,466
		44,176,659
TOTAL COMMON STOCKS (Cost $836,775,877)		1,474,739,248

	Units
SHORT-TERM INVESTMENTS — 5.1%
Investments Purchased with Proceeds from Securities Lending — 5.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (c)	75,809,274	$75,809,274
TOTAL SHORT-TERM INVESTMENTS (Cost $75,809,274)		75,809,274
TOTAL INVESTMENTS — 103.9% (Cost $912,585,151)		1,550,548,522
Liabilities in Excess of Other Assets — (3.9)%		(57,584,292)
TOTAL NET ASSETS — 100.0%		$1,492,964,230

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Sociedad Anónima
(a)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $74,254,911 which represented 5.0% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 2

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS ALL-CAP VALUE FUND	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2024 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$1,474,739,248	$—	$—	$1,474,739,248
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	75,809,274
Total Investments	$1,474,739,248	$—	$—	$1,550,548,522

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. These investments can be classified as Investments Purchased with Proceeds from Securities Lending and their fair value totals to $75,809,274. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 3

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments

	Shares	Value
COMMON STOCKS — 61.9%
Austria — 0.8%
Erste Group Bank AG	9,025	$493,982
Brazil — 6.4%
BRF SA (a)	152,900	701,838
Eletromidia SA	151,278	475,902
Embraer SA (a)	65,300	537,258
Itau Unibanco Holding SA - ADR (b)	135,135	881,080
Lojas Renner SA	117,400	359,535
Marfrig Global Foods SA (a)	80,500	206,394
Minerva SA	97,400	129,442
TIM SA	177,500	561,227
		3,852,676
Chile — 0.3%
Cencosud SA	98,645	199,726
China — 22.2%
Angel Yeast Co., Ltd. - Class A (b)	104,400	459,576
Chengxin Lithium Group Co., Ltd. - Class A (b)	102,300	172,758
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A (b)	251,500	427,197
Chongqing Baiya Sanitary Products Co., Ltd. - Class A (b)	100,400	319,238
Contemporary Amperex Technology Co., Ltd. - Class A (b)	5,200	134,773
COSCO SHIPPING Holdings Co., Ltd. - Class A (b)	550,600	971,938
GDS Holdings Ltd. - ADR (a)(b)	44,985	766,095
Ginlong Technologies Co., Ltd. - Class A (b)	44,000	369,112
Gree Electric Appliances, Inc. of Zhuhai - Class A (b)	26,100	145,905
Hangzhou Chang Chuan Technology Co., Ltd. - Class A (b)	71,300	307,306
Hangzhou Great Star Industrial Co., Ltd. - Class A (b)	179,400	675,001
Hoymiles Power Electronics, Inc. - Class A (b)	40,264	750,188
JD.com, Inc. - ADR (b)	53,545	1,445,715
Jiangsu Jiejie Microelectronics Co., Ltd. - Class A (b)	240,800	637,686
Luxi Chemical Group Co., Ltd. - Class A (b)	485,800	735,817
Ningbo Deye Technology Co., Ltd. - Class A (b)	26,900	343,260
Quectel Wireless Solutions Co., Ltd. - Class A (b)	39,900	245,803
Shengyi Technology Co., Ltd. - Class A (b)	108,300	269,822
Shenzhen Topband Co., Ltd. - Class A (b)	318,600	442,398
Sunwoda Electronic Co., Ltd. - Class A (b)	182,200	430,624
Tianqi Lithium Corp. - Class A (b)	46,200	171,057
Will Semiconductor Co., Ltd. - Class A (b)	14,400	183,643
Wuxi NCE Power Co., Ltd. - Class A (b)	304,800	1,281,233
Yunnan Yuntianhua Co., Ltd. - Class A (b)	269,600	784,321
Zhejiang NHU Co., Ltd. - Class A (b)	201,200	548,041
Zhejiang Taihua New Material Group Co., Ltd. - Class A (b)	217,500	321,199
		13,339,706
Cyprus — 0.0%(c)
Fix Price Group PLC - GDR (d)	21,704	0
Greece — 1.1%
Hellenic Telecommunications Organization SA	41,633	675,005
Hungary — 0.3%
Richter Gedeon Nyrt	5,515	167,066
India — 5.5%
Adani Wilmar Ltd. (a)	104,859	452,513
Bajaj Auto Ltd.	1,590	206,439
Bandhan Bank Ltd. (e)	314,077	750,895
Chambal Fertilisers and Chemicals Ltd.	60,279	373,958
Natco Pharma Ltd.	38,713	711,126
UPL Ltd.	47,317	337,411
Zydus Lifesciences Ltd.	32,423	436,168
		3,268,510
Indonesia — 0.3%
Kalbe Farma Tbk PT	1,439,700	153,705
Mexico — 6.5%
America Movil SAB de CV (a)	1,828,500	1,511,506
Fibra Uno Administracion SAB de CV	475,500	560,626
Gruma SAB de CV - Class B	9,325	171,621
Grupo Comercial Chedraui SAB de CV	24,000	182,587
Kimberly-Clark de Mexico SAB de CV - Class A	451,000	740,360
Prologis Property Mexico SAB de CV	237,000	753,206
		3,919,906
South Africa — 1.8%
Life Healthcare Group Holdings Ltd.	94,465	76,139
Mr Price Group Ltd.	27,208	369,920
Sasol Ltd.	19,242	147,750
Vodacom Group Ltd.	78,822	487,102
		1,080,911
South Korea — 6.0%
Amorepacific Corp.	4,099	380,808
Chunbo Co., Ltd. (a)	2,918	131,150
CJ ENM Co., Ltd. (a)	3,113	169,336
GS Engineering & Construction Corp. (a)	12,089	185,913
Hana Financial Group, Inc.	3,196	148,374
Hansol Chemical Co., Ltd.	3,024	327,244
HD Hyundai Co., Ltd.	3,031	183,734
Hyundai Rotem Co., Ltd.	5,257	212,641
KCC Corp.	202	43,376
KEPCO Plant Service & Engineering Co., Ltd.	4,839	150,828
Kumho Petrochemical Co., Ltd.	11,164	1,144,880
LG H&H Co., Ltd.	746	198,070
Samsung E&A Co., Ltd. (a)	17,414	331,569
		3,607,923
Taiwan — 6.0%
Evergreen Marine Corp. Taiwan Ltd.	92,000	541,102
Goldsun Building Materials Co., Ltd.	518,000	887,428

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 4

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

	Shares	Value
Taiwan — (continued)
Nien Made Enterprise Co., Ltd.	15,000	$219,526
Taiwan Semiconductor Manufacturing Co., Ltd.	40,000	1,184,215
Walsin Technology Corp.	44,000	152,647
Yang Ming Marine Transport Corp.	301,000	607,526
		3,592,444
Thailand — 3.0%
Com7 PCL - NVDR	700,500	507,028
Kasikornbank PCL - NVDR	209,500	885,062
Thai Beverage PCL	968,800	393,848
		1,785,938
United Arab Emirates — 0.4%
Abu Dhabi Islamic Bank PJSC	68,251	234,512
United Kingdom — 1.0%
Hikma Pharmaceuticals PLC	13,515	353,260
Pepco Group NV (a)	50,296	235,107
		588,367
United States — 0.3%
Diodes, Inc. (a)	2,551	177,779
TOTAL COMMON STOCKS (Cost $34,546,700)		37,138,156

PREFERRED STOCKS — 0.3%
South Korea — 0.3%
Samsung Electronics Co., Ltd.	3,440	154,564
TOTAL PREFERRED STOCKS (Cost $56,872)		154,564

	UNITS
SHORT-TERM INVESTMENTS — 17.6%
Money Market Funds — 17.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 5.15% (b)(f)	2,641,656	2,641,656
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 5.11% (b)(f)	2,641,656	2,641,656
Fidelity Treasury Portfolio - Class I, 5.16% (b)(f)	2,641,656	2,641,656
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 5.12% (b)(f)	2,641,656	2,641,656
TOTAL SHORT-TERM INVESTMENTS (Cost $10,566,624)		10,566,624
TOTAL INVESTMENTS — 79.8% (Cost $45,170,196)		47,859,344
Other Assets in Excess of Liabilities — 20.2%		12,108,261
TOTAL NET ASSETS — 100.0%		$59,967,605

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
AG	Aktiengesellschaft
GDR	Global Depositary Receipt
NV	Naamloze Vennootschap
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SA	Sociedad Anónima
SAB de CV	Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(c)	Represents less than 0.05% of net assets.
(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as valuation designee. These securities represented $0 or 0.0% of net assets as of August 31, 2024.

(e)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $750,895 or 1.3% of the Fund’s net assets.

(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 5

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

Schedule Of Securities Sold Short	Shares	Value
COMMON STOCKS — (2.1)%
Greece — (1.0)%
Metlen Energy & Metals SA	(16,000)	$(600,829)
India — (0.7)%
HDFC Bank Ltd. - ADR	(7,317)	(447,142)
South Korea — (0.4)%
Hyundai Motor Co. - GDR	(3,189)	(213,934)
TOTAL COMMON STOCKS (Proceeds $1,208,836)		(1,261,905)
TOTAL SECURITIES SOLD SHORT — (2.1)% (Proceeds $1,208,836)		$(1,261,905)

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 6

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

Contracts For Difference held by the Fund at August 31, 2024, are as follows:

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
AAC Technologies Holdings, Inc.	Morgan Stanley	Receive	1 mo. HIBOR HKD + 0.50% = 5.12%	Termination	07/30/2027	HKD	2,635,425	$41,336
Alibaba Group Holding Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50% = 5.04%	Termination	08/02/2027	HKD	18,350,685	114,153
Alpek SAB de CV	Morgan Stanley	Receive	EFFR + 0.65% = 5.98%	Termination	12/02/2025		44,490	(10,523)
Alpek SAB de CV	Morgan Stanley	Receive	EFFR + 0.65% = 5.88%	Termination	11/23/2026		260,112	(74,847)
Atacadao SA	J.P. Morgan Securities, Inc.	Receive	OBFR + 0.60% = 5.92%	Termination	05/10/2027		703,493	(183,076)
Chervon Holdings Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50% = 5.06%	Termination	01/19/2027	HKD	2,557,250	(46,020)
CJ ENM Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.63% = 5.96%	Termination	04/26/2027		359,563	(12,116)
Coca-Cola Femsa SAB de CV	Goldman Sachs	Receive	EFFR + 0.40% = 5.73%	Termination	08/06/2027		356,756	(5,334)
Controladora Vuela Cia de Aviacion SAB de CV	J.P. Morgan Securities, Inc.	Receive	EFFR + 0.60% = 5.93%	Termination	06/07/2027		211,914	(59,453)
DBS Group Holdings Ltd.	Goldman Sachs	Receive	SORA + 1.00% = 4.06%	Termination	12/08/2025	SGD	170,023	25,778
Detsky Mir PJSC	Goldman Sachs	Receive	1 mo. LIBOR US + 0.85% = 0.16%	Monthly	09/18/2025		0	(178,548)
Ecopro BM Co. Ltd.	J.P. Morgan Securities, Inc.	Receive	OBFR + 0.50% = 5.82%	Termination	10/19/2026		79,246	(5,115)
Geely Automobile Holdings Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50% = 4.42%	Termination	08/30/2027	HKD	3,007,620	11,693
Genius Electronic Optical Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.65% = 5.98%	Termination	12/10/2025		282,588	67,134
Genomma Lab Internacional SAB de CV	J.P. Morgan Securities, Inc.	Receive	OBFR + 0.60% = 5.92%	Termination	08/06/2027		148,590	1,075
Giant Manufacturing Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.65% = 5.98%	Termination	08/02/2027		261,488	23,096
Greentown China Holdings Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50% = 5.07%	Termination	12/14/2026	HKD	3,043,650	(74,672)
Grupo Bimbo SAB de CV	Morgan Stanley	Receive	EFFR + 0.65% = 5.98%	Termination	08/02/2027		438,386	2,640
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.63% = 5.96%	Termination	07/30/2027		196,006	6,779
HeadHunter Group PLC	Morgan Stanley	Receive	EFFR + 0.55% = 5.88%	Monthly	09/23/2026		0	(116,107)
Hypera SA	J.P. Morgan Securities, Inc.	Receive	OBFR + 0.60% = 5.92%	Termination	08/09/2027		460,945	(7,761)
Hyundai Glovis Co. Ltd.	Goldman Sachs	Receive	EFFR + 0.65% = 5.98%	Termination	07/12/2027		295,123	(17,218)
ICL Group Ltd.	Goldman Sachs	Receive	TELBOR01 INDEX + 0.70% = 5.20%	Termination	08/25/2027	ILS	931,692	15,208
JBS S/A	Morgan Stanley	Receive	EFFR + 0.63% = 5.96%	Termination	07/26/2027		343,829	56,390
Kangwon Land, Inc.	Morgan Stanley	Receive	EFFR + 0.63% = 5.96%	Termination	05/03/2027		528,591	28,204
KCC Corp.	Morgan Stanley	Receive	EFFR + 0.63% = 5.96%	Termination	07/30/2027		137,904	(17,692)
Korea Zinc Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.63% = 5.96%	Termination	05/31/2027		497,814	41,969
Korean Air Lines Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.63% = 5.96%	Termination	07/29/2027		497,419	35,460
Krafton, Inc.	Goldman Sachs	Receive	EFFR + 0.65% = 5.98%	Termination	08/02/2027		583,819	41,880
KT Corp.	Morgan Stanley	Receive	EFFR + 0.63% = 5.96%	Termination	08/09/2027		478,913	28,601
Kumho Petrochemical Co. Ltd.	Goldman Sachs	Receive	EFFR + 0.65% = 5.98%	Termination	07/30/2027		146,856	(7,375)
Largan Precision Co. Ltd.	Goldman Sachs	Receive	EFFR + 0.65% = 5.98%	Termination	08/02/2027		390,122	48,778

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 7

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
LG Electronics, Inc.	Goldman Sachs	Receive	EFFR + 0.65% = 5.98%	Termination	07/30/2027		$475,626	$(21,714)
LG Energy Solution Ltd.	Goldman Sachs	Receive	EFFR + 0.65% = 5.98%	Termination	10/19/2026		232,361	37,061
LG Innotek Co. Ltd.	Goldman Sachs	Receive	EFFR + 0.65% = 5.98%	Termination	07/26/2027		331,515	16,123
Lojas Renner SA	Morgan Stanley	Receive	EFFR + 0.63% = 5.96%	Termination	04/30/2027		325,236	(5,951)
Magazine Luiza SA	Morgan Stanley	Receive	EFFR + 0.63% = 5.96%	Termination	04/30/2027		255,482	(80,508)
Millicom International Cellular SA	Goldman Sachs	Receive	STIB1D INDEX + 1.00% = 4.75%	Termination	08/23/2027	SEK	1,452,549	(2,016)
Millicom International Cellular SA	Morgan Stanley	Receive	STIB1D INDEX + 0.40% = 4.15%	Termination	06/11/2027	SEK	3,409,269	(1,551)
Mosaic Co.	Goldman Sachs	Receive	EFFR + 0.40% = 5.84%	Termination	11/10/2026		181,391	(35,618)
Rede D’Or Sao Luiz SA	J.P. Morgan Securities, Inc.	Receive	OBFR + 0.60% = 5.92%	Termination	06/14/2027		752,109	75,817
Samsung Electro-Mechanics Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.63% = 5.96%	Termination	07/01/2027		746,150	(78,336)
Samsung Electronics Co. Ltd.	Goldman Sachs	Receive	SONIA + 0.40% = 6.29%	Termination	03/30/2026		613,431	19,070
Samsung Electronics Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.63% = 5.96%	Termination	04/29/2027		464,109	(26,419)
Samsung Securities Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.63% = 5.96%	Termination	08/02/2027		335,421	27,167
Sberbank of Russia PJSC	Goldman Sachs	Receive	EFFR + 0.96% = 6.29%	Monthly	09/16/2025		0	(1,057)
Silergy Corp.	Goldman Sachs	Receive	EFFR + 0.65% = 5.98%	Termination	08/02/2027		1,208,596	84,279
Sino Biopharmaceutical Ltd.	Morgan Stanley	Receive	1 mo. HIBOR HKD + 0.50% = 4.83%	Termination	08/06/2027	HKD	2,739,040	46,143
SK Telecom Co. Ltd.	Goldman Sachs	Receive	EFFR + 0.65% = 5.98%	Termination	08/02/2027		1,234,578	31,519
SOOP Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.63% = 5.96%	Termination	08/02/2027		226,114	(2,117)
STO Express Co. Ltd.	HSBC Bank	Receive	SOFR + 0.85% = 6.25%	Termination	07/05/2027		354,715	38,008
Sunny Optical Technology Group Co. Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50% = 5.12%	Termination	07/30/2027	HKD	2,463,300	11,190
Techtronic Industries Co. Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50% = 5.06%	Termination	01/19/2027	HKD	7,987,600	182,912
Tencent Holdings Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50% = 4.58%	Termination	08/23/2027	HKD	14,057,600	22,098
Teva Pharmaceutical Industries Ltd.	Morgan Stanley	Receive	EFFR + 0.40% = 5.73%	Termination	09/23/2026		698,624	73,637
Teva Pharmaceutical Industries Ltd.	Morgan Stanley	Receive	EFFR + 0.40% = 5.88%	Termination	10/19/2026		168,226	44,177
WH Group Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50% = 5.12%	Termination	07/30/2027	HKD	7,276,080	58,938
Zhen Ding Technology Holding Ltd.	Goldman Sachs	Receive	EFFR + 0.76% = 6.09%	Termination	08/02/2027		309,206	493
Zhen Ding Technology Holding Ltd.	Morgan Stanley	Receive	EFFR + 0.85% = 6.18%	Termination	08/02/2027		144,014	11
Accton Technology Corp.	Goldman Sachs	Pay	EFFR + (1.25)% = 2.83%	Termination	03/19/2027		(476,399)	(62,465)
Acer, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 2.15%	Termination	11/16/2026		(289,934)	(71,891)
Adient PLC	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	08/13/2027		(257,823)	(22,456)
Adient PLC	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(246,943)	(10,637)
Advantech Co. Ltd.	Goldman Sachs	Pay	EFFR + (1.25)% = 4.08%	Termination	10/13/2026		(54,548)	(926)
Advantech Co. Ltd.	Morgan Stanley	Pay	EFFR + (1.25)% = 3.71%	Termination	11/09/2026		(98,187)	(1,642)
Aerospace Industrial Development Corp.	Goldman Sachs	Pay	EFFR + (1.25)% = 4.08%	Termination	08/23/2027		(229,472)	(4,833)

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 8

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Aerospace Industrial Development Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = (2.17)%	Termination	02/22/2027		$(68,221)	$(1,844)
Airports of Thailand PCL	Goldman Sachs	Pay	EFFR + (0.65)% = 4.68%	Termination	08/16/2027		(541,625)	(38,983)
Airtac International Group	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 4.72%	Termination	08/09/2027		(351,516)	(49,025)
AKR Corporindo Tbk PT	Bank of America Securities, Inc.	Pay	EFFR + (3.00)% = 2.33%	Termination	02/22/2027		(45,222)	2,456
AKR Corporindo Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 2.92%	Termination	04/05/2027		(119,474)	13,070
AKR Corporindo Tbk PT	Morgan Stanley	Pay	EFFR + (0.75)% = 4.58%	Termination	08/12/2027		(9,818)	(651)
Al Hammadi Co. for Development and Investment	J.P. Morgan Securities, Inc.	Pay	EFFR + (0.35)% = 4.98%	Termination	08/23/2027		(175,424)	2,461
AMATA CORP	Morgan Stanley	Pay	EFFR + (1.55)% = 3.78%	Termination	08/26/2027		(157,432)	(14,246)
Amorepacific Corp.	Goldman Sachs	Pay	EFFR + (0.37)% = 4.83%	Termination	12/08/2025		(381,716)	23,400
Antofagasta PLC	Goldman Sachs	Pay	0.00%	Termination	09/03/2027	GBP	(157,251)	0
Arcos Dorados Holdings, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	08/16/2027		(428,516)	46,313
Arcos Dorados Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(59,136)	262
ASMedia Technology, Inc.	Goldman Sachs	Pay	EFFR + (1.25)% = 4.08%	Termination	08/23/2027		(110,660)	(5,298)
ASMedia Technology, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = (5.05)%	Termination	08/09/2027		(387,309)	(77,399)
ASMedia Technology, Inc.	Morgan Stanley	Pay	EFFR + (12.75)% = (19.69)%	Termination	08/27/2027		(442,638)	(39,598)
Axis Bank Ltd.	Morgan Stanley	Pay	EFFR + (0.25)% = 4.83%	Termination	02/16/2027		(513,578)	(2,638)
Bid Corp. Ltd.	Morgan Stanley	Pay	South Africa Rand Overnight Deposit Rate + (0.75)% = 7.32%	Termination	08/06/2027	ZAR	(5,572,031)	(1,840)
Bora Pharmaceuticals Co. Ltd.	Goldman Sachs	Pay	EFFR + (1.25)% = (1.17)%	Termination	07/23/2027		(327,352)	30,651
Budimex SA	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(294,481)	(366)
Budweiser Brewing Co. APAC Ltd.	Goldman Sachs	Pay	HONIA + (0.50)% = 2.99%	Termination	02/22/2027	HKD	(4,070,528)	178,071
Budweiser Brewing Co. APAC Ltd.	Morgan Stanley	Pay	HONIA + (0.50)% = 3.34%	Termination	05/10/2027	HKD	(262,528)	7,859
Camtek Ltd.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	02/16/2026		(83,829)	(32,397)
Camtek Ltd.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	04/14/2026		(194,510)	(13,764)
Cemex SAB de CV	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	08/05/2027		(309,927)	(4,745)
Central Retail Corp. PCL	HSBC Bank	Pay	SOFR + (0.80)% = 2.55%	Termination	02/22/2027		(202,303)	18,329
Chenbro Micom Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = (7.67)%	Termination	08/09/2027		(274,304)	(34,250)
China Coal Energy Co. Ltd.	Goldman Sachs	Pay	HONIA + (0.50)% = 2.99%	Termination	07/28/2026	HKD	(1,780,120)	(98,460)
China Motor Corp.	Morgan Stanley	Pay	EFFR + (1.25)% = 4.08%	Termination	08/12/2027		(221,413)	6,250
China Shenhua Energy Co. Ltd.	Goldman Sachs	Pay	HONIA + (0.50)% = 3.39%	Termination	07/28/2026	HKD	(1,718,700)	(78,124)
Chunbo Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.37)% = 1.08%	Termination	12/12/2025		(29,411)	90,032
Chunbo Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.50)% = (2.94)%	Termination	08/07/2026		(19,563)	38,641
Chunbo Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.62)% = 0.33%	Termination	12/08/2025		(81,652)	251,841
Cie Financiere Richemont SA	Morgan Stanley	Pay	SARON + 0.35% = 1.56%	Termination	08/12/2027	CHF	(222,593)	(12,011)

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 9

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Compal Electronics, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 4.20%	Termination	11/13/2026		$(412,016)	$(38,366)
Corp. Inmobiliaria Vesta SAB de CV	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.75)% = 4.57%	Termination	08/09/2027		(225,028)	11,481
COSCO SHIPPING Energy Transportation Co. Ltd.	HSBC Bank	Pay	1 mo. HIBOR HKD + (0.35)% = 4.03%	Termination	04/02/2027	HKD	(3,650,820)	(41,127)
Cowell e Holdings, Inc.	Goldman Sachs	Pay	HONIA + (0.50)% = (4.67)%	Termination	04/09/2027	HKD	(2,386,800)	(83,934)
Cowell e Holdings, Inc.	Morgan Stanley	Pay	HONIA + (0.50)% = 3.30%	Termination	08/27/2027	HKD	(1,147,500)	714
CSPC Innovation Pharmaceutical Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.30)% = (8.28)%	Termination	04/02/2027		(167,842)	38,124
CSPC Innovation Pharmaceutical Co. Ltd.	Morgan Stanley	Pay	EFFR + (15.65)% = (10.32)%	Termination	05/13/2027		(29,752)	10,619
Dino Polska SA	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	05/10/2027		(455,125)	51,079
EcoPro BM Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.37)% = 0.33%	Termination	05/04/2026		(212,792)	94,476
EcoPro Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.37)% = (4.67)%	Termination	11/09/2026		(80,419)	38,957
Elan Microelectronics Corp.	Goldman Sachs	Pay	EFFR + (1.25)% = 1.83%	Termination	02/22/2027		(900,656)	(28,715)
Elan Microelectronics Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 4.72%	Termination	05/10/2027		(45,952)	2,944
Elite Material Co. Ltd.	Goldman Sachs	Pay	EFFR + (1.25)% = 0.33%	Termination	02/22/2027		(58,143)	8,767
Elite Material Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 0.31%	Termination	11/13/2026		(116,286)	(16,187)
Ennoconn Corp.	Goldman Sachs	Pay	EFFR + (1.25)% = 4.08%	Termination	09/03/2027		(238,501)	0
Estun Automation Co. Ltd.	Bank of America Securities, Inc.	Pay	EFFR + (0.90)% = 4.44%	Termination	09/06/2027		(5,122)	0
Estun Automation Co. Ltd.	HSBC Bank	Pay	SOFR + (0.85)% = 2.33%	Termination	09/02/2027		(28,945)	(1,024)
Estun Automation Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.30)% = 5.02%	Termination	08/16/2027		(17,470)	1,044
Estun Automation Co. Ltd.	Morgan Stanley	Pay	OBFR + (0.30)% = 5.02%	Termination	08/16/2027		(83,066)	966
Faraday Technology Corp.	Goldman Sachs	Pay	EFFR + (1.25)% = (5.67)%	Termination	12/08/2025		(38,012)	(3,605)
Faraday Technology Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 4.72%	Termination	08/06/2027		(123,539)	(8,709)
Faraday Technology Corp.	Morgan Stanley	Pay	EFFR + (1.25)% = (0.67)%	Termination	05/06/2027		(186,809)	(13,844)
Fortune Electric Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = (6.54)%	Termination	08/12/2027		(166,802)	(19,263)
Fortune Electric Co. Ltd.	Morgan Stanley	Pay	EFFR + (1.25)% = 4.08%	Termination	08/27/2027		(104,251)	(637)
Fositek Corp.	Morgan Stanley	Pay	EFFR + (34.75)% = (29.42)%	Termination	05/06/2027		(550,860)	(53,885)
Gamuda Bhd	HSBC Bank	Pay	SOFR + (0.85)% = 2.33%	Termination	05/06/2027		(196,067)	(70,725)
GCC SAB de CV	Morgan Stanley	Pay	EFFR + (0.50)% = 4.83%	Termination	12/02/2025		(174,812)	22,653
GCC SAB de CV	Morgan Stanley	Pay	EFFR + (0.50)% = 4.78%	Termination	02/09/2027		(118,688)	67,303
Global Unichip Corp.	Goldman Sachs	Pay	EFFR + (1.25)% = (1.92)%	Termination	11/13/2026		(139,419)	26,998
Global Unichip Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = (2.31)%	Termination	05/10/2027		(34,855)	4,959
Great Tree Pharmacy Co. Ltd.	Goldman Sachs	Pay	EFFR + (1.25)% = (0.17)%	Termination	10/19/2026		(210,642)	100,562
Great Tree Pharmacy Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 1.56%	Termination	11/10/2026		(175,531)	86,769
Grupo Aeroportuario del Pacifico SAB de CV	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	04/14/2026		(204,154)	(22,938)

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 10

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Grupo Aeroportuario del Pacifico SAB de CV	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	12/14/2026		$(130,950)	$(23,838)
Grupo Aeroportuario del Sureste SAB de CV	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(405,163)	6,391
Guanghui Energy Co. Ltd.	Bank of America Securities, Inc.	Pay	EFFR + (25.00)% = (19.67)%	Termination	09/14/2026		(229,464)	(41,606)
Guanghui Energy Co. Ltd.	Goldman Sachs	Pay	EFFR + (17.25)% = (11.92)%	Termination	09/11/2026		(90,221)	(6,150)
Hansol Chemical Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.37)% = 4.83%	Termination	12/12/2025		(103,844)	52,451
Hansol Chemical Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.50)% = 4.31%	Termination	08/07/2026		(45,877)	21,437
Hansol Chemical Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.62)% = 4.78%	Termination	12/08/2025		(176,708)	93,501
Hanwha Solutions Corp.	Goldman Sachs	Pay	EFFR + (0.37)% = 4.83%	Termination	11/09/2026		(151,360)	37,454
Hanwha Solutions Corp.	Morgan Stanley	Pay	EFFR + (0.62)% = 4.58%	Termination	10/20/2026		(81,175)	21,040
Home Product Center PCL	Morgan Stanley	Pay	EFFR + (1.55)% = 4.08%	Termination	08/13/2027		(481,579)	(45,886)
Huizhou Desay Sv Automotive Co. Ltd.	Bank of America Securities, Inc.	Pay	EFFR + (0.90)% = 4.43%	Termination	08/13/2027		(29,590)	(1,972)
Huizhou Desay Sv Automotive Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (17.25)% = (12.06)%	Termination	08/16/2027		(156,954)	(7,172)
Hyundai Motor Co.	Goldman Sachs	Pay	EFFR + (0.37)% = 4.83%	Termination	04/14/2026		(1,721)	(416)
Hyundai Motor Co.	Morgan Stanley	Pay	EFFR + (0.62)% = 4.78%	Termination	12/08/2025		(201,210)	(76,004)
Jiangsu Pacific Quartz Co. Ltd.	Bank of America Securities, Inc.	Pay	EFFR + (0.90)% = (5.08)%	Termination	04/05/2027		(98,509)	115,824
Jiangsu Pacific Quartz Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.30)% = 5.02%	Termination	05/13/2027		(8,295)	6,638
Jiumaojiu International Holdings Ltd.	Goldman Sachs	Pay	HONIA + (0.50)% = 2.89%	Termination	10/19/2026	HKD	(121,730)	34,217
Jiumaojiu International Holdings Ltd.	J.P. Morgan Securities, Inc.	Pay	HONIA + (0.40)% = 2.43%	Termination	11/10/2026	HKD	(549,080)	173,059
Jiumaojiu International Holdings Ltd.	Morgan Stanley	Pay	HONIA + (0.50)% = 3.30%	Termination	07/30/2027	HKD	(1,326,080)	9,334
JUMBO SA	Morgan Stanley	Pay	EONIA + (0.40)% = 3.26%	Termination	08/16/2027	EUR	(403,168)	335
Kakao Games Corp.	Goldman Sachs	Pay	EFFR + (0.37)% = (4.17)%	Termination	10/19/2026		(216,557)	62,489
Kia Corp.	Morgan Stanley	Pay	EFFR + (0.62)% = 5.28%	Termination	12/08/2025		(129,622)	(48,430)
King Slide Works Co. Ltd.	Goldman Sachs	Pay	EFFR + (1.25)% = (7.92)%	Termination	08/09/2027		(355,892)	(61,297)
Kum Yang Co. Ltd.	Goldman Sachs	Pay	EFFR + (18.50)% = (13.17)%	Termination	11/09/2026		(61,625)	49,092
Land & Houses PCL	Morgan Stanley	Pay	EFFR + (28.88)% = (23.55)%	Termination	08/26/2027		(155,753)	(8,734)
Lasertec Corp.	Goldman Sachs	Pay	TONA + (0.45)% = (0.22)%	Termination	08/06/2027	JPY	(30,888,000)	(34,057)
Lasertec Corp.	HSBC Bank	Pay	TONA + (0.43)% = (0.40)%	Termination	08/07/2026	JPY	(14,040,000)	(24,353)
Lattice Semiconductor Corp.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/20/2027		(459,203)	15,646
Leejam Sports Co. JSC	Morgan Stanley	Pay	EFFR + (0.25)% = 0.39%	Termination	11/12/2026		(347,384)	(47,629)
Leejam Sports Co. JSC	Morgan Stanley	Pay	EFFR + (0.25)% = 0.39%	Termination	03/01/2027		(110,951)	(2,684)
Legend Biotech Corp.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	12/07/2026		(118,841)	(22,787)
LG Energy Solution Ltd.	Goldman Sachs	Pay	EFFR + (0.37)% = 4.83%	Termination	10/19/2026		(358,708)	71,937
LG H&H Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.37)% = 4.83%	Termination	12/08/2025		(197,969)	159,884
Localiza Rent a Car SA	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 4.72%	Termination	05/15/2026		(27,752)	9,401

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 11

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Localiza Rent a Car SA	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 5.06%	Termination	05/18/2026	$	(370,699)	$266,694
Localiza Rent a Car SA	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 4.72%	Termination	08/18/2026		(4,009)	(774)
Localiza Rent a Car SA	J.P. Morgan Securities, Inc.	Pay	EFFR + (0.27)% = 5.04%	Termination	11/29/2030		(1,329)	(1,354)
Lotus Pharmaceutical Co. Ltd.	Goldman Sachs	Pay	EFFR + (1.25)% = 4.08%	Termination	08/23/2027		(197,374)	(6,568)
Lotus Pharmaceutical Co., Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 0.06%	Termination	11/10/2026		(260,175)	(34,364)
Lumi Rental Co.	Morgan Stanley	Pay	EFFR + (0.25)% = (3.48)%	Termination	11/13/2026		(395,907)	52,574
MediaTek, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 4.72%	Termination	08/09/2027		(736,480)	(79,120)
Melco Resorts & Entertainment Ltd.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(82,555)	8,342
Melco Resorts & Entertainment Ltd.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	04/05/2027		(321,413)	58,240
MGI Tech Co. Ltd.	Bank of America Securities, Inc.	Pay	EFFR + (25.00)% = (19.67)%	Termination	04/09/2027		(122,045)	30,582
MGI Tech Co. Ltd.	HSBC Bank	Pay	SOFR + (0.85)% = 4.46%	Termination	05/10/2027		(2,260)	977
MGI Tech Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (18.95)% = (12.52)%	Termination	04/23/2027		(23,731)	5,351
MGI Tech Co. Ltd.	Morgan Stanley	Pay	EFFR + (30.00)% = (24.67)%	Termination	05/13/2027		(32,302)	12,345
Middle East Healthcare Co.	Morgan Stanley	Pay	EFFR + (0.25)% = (0.92)%	Termination	05/13/2027		(187,080)	38,211
Mitra Adiperkasa Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = (0.44)%	Termination	04/05/2027		(259,224)	(14,971)
Mitra Adiperkasa Tbk PT	Morgan Stanley	Pay	EFFR + (0.75)% = 1.28%	Termination	02/23/2027		(55,757)	1,163
Mobileye Global, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(225,053)	12,731
Nanya Technology Corp.	Morgan Stanley	Pay	EFFR + (1.25)% = 4.08%	Termination	08/16/2027		(408,553)	811
New Oriental Education & Technology Group, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	08/13/2027		(257,232)	38,149
New Oriental Education & Technology Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(112,754)	14,133
Nongfu Spring Co. Ltd.	Goldman Sachs	Pay	HONIA + (0.50)% = 3.30%	Termination	08/12/2027	HKD	(1,743,760)	145
Nova Ltd.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	10/19/2026		(330,854)	(110,587)
Novatek Microelectronics Corp.	Goldman Sachs	Pay	EFFR + (1.25)% = (0.67)%	Termination	11/13/2026		(573,929)	(57,042)
Novatek Microelectronics Corp.	Morgan Stanley	Pay	EFFR + (1.25)% = 4.08%	Termination	08/06/2027		(118,162)	(6,816)
Nuvoton Technology Corp.	Goldman Sachs	Pay	EFFR + (1.25)% = (1.17)%	Termination	02/22/2027		(144,833)	59,940
Nuvoton Technology Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = (1.69)%	Termination	05/10/2027		(367,652)	(19,196)
Nuvoton Technology Corp.	Morgan Stanley	Pay	EFFR + (1.25)% = (1.42)%	Termination	08/02/2027		(259,028)	37,233
Ozon Holdings PLC	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Monthly	09/16/2025		0	314,150
Pegavision Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = (3.81)%	Termination	08/09/2027		(354,361)	(43,024)
Perfect World Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.62)% = (8.02)%	Termination	08/13/2027		(226,557)	2,552
Phison Electronics Corp.	Goldman Sachs	Pay	EFFR + (1.25)% = 4.08%	Termination	08/09/2027		(349,234)	(46,947)

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 12

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Pingdingshan Tianan Coal Mining Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.90)% = (5.92)%	Termination	10/16/2026	$	(61,075)	$(7,585)
Pingdingshan Tianan Coal Mining Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.62)% = (0.62)%	Termination	07/31/2026		(63,673)	(18,448)
POSCO Future M Co. Ltd.	Bank of America Securities, Inc.	Pay	EFFR + (0.40)% = (4.67)%	Termination	11/09/2026		(147,405)	28,222
POSCO Future M Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.37)% = 2.08%	Termination	10/19/2026		(92,329)	51,983
Raia Drogasil SA	Goldman Sachs	Pay	EFFR + (35.45)% = (30.12)%	Termination	03/18/2027		(430,428)	29,631
Reliance Industries Ltd.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	08/09/2027		(499,989)	(4,503)
Remegen Co. Ltd.	Goldman Sachs	Pay	HONIA + (16.00)% = (12.50)%	Termination	04/19/2027	HKD	(784,980)	107,623
Rohm Co. Ltd.	Goldman Sachs	Pay	TONA + (0.45)% = (0.37)%	Termination	06/04/2027	JPY	(37,595,000)	25,617
Samsonite International SA	Goldman Sachs	Pay	HONIA + (0.50)% = 3.30%	Termination	08/09/2027	HKD	(1,720,128)	17,889
Samsonite International SA	Morgan Stanley	Pay	HONIA + (0.50)% = 3.30%	Termination	08/02/2027	HKD	(2,291,520)	13,814
Santos Brasil Participacoes SA	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 4.72%	Termination	08/09/2027		(333,225)	12,544
Santos Brasil Participacoes SA	Morgan Stanley	Pay	EFFR + (0.62)% = 4.71%	Termination	08/23/2027		(161,004)	17,962
Sercomm Corp.	Bank of America Securities, Inc.	Pay	EFFR + (0.40)% = 4.93%	Termination	09/02/2027		(240,497)	(4,820)
Sercomm Corp.	Goldman Sachs	Pay	EFFR + (1.25)% = 4.08%	Termination	08/23/2027		(243,982)	(7,059)
Sercomm Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 4.72%	Termination	08/09/2027		(268,381)	(28,656)
Shanxi Coking Coal Energy Group Co., Ltd.	Goldman Sachs	Pay	EFFR + (0.90)% = (8.42)%	Termination	09/11/2026		(252,408)	266
Shanxi Coking Coal Energy Group Co., Ltd.	Morgan Stanley	Pay	EFFR + (0.62)% = (7.32)%	Termination	09/14/2026		(66,085)	(1,282)
Shenzhen Inovance Technology Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.62)% = 4.71%	Termination	08/30/2027		(129,505)	(11,858)
Shenzhen Inovance Technology Co., Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.30)% = (0.13)%	Termination	11/10/2026		(532,682)	216,695
SLC Agricola SA	Goldman Sachs	Pay	EFFR + (0.75)% = 4.58%	Termination	02/09/2027		(227,319)	54,771
Sonoscape Medical Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (20.35)% = (15.02)%	Termination	04/09/2027		(23,744)	2,562
Sonoscape Medical Corp.	Morgan Stanley	Pay	EFFR + (30.00)% = (24.67)%	Termination	12/02/2025		(128,648)	771
Sonoscape Medical Corp. - A	J.P. Morgan Securities, Inc.	Pay	EFFR + (30.00)% = (24.67)%	Termination	04/12/2027		(100,587)	17,412
Sonoscape Medical Corp. - A	Morgan Stanley	Pay	EFFR + (30.00)% = (24.67)%	Termination	04/12/2027		(44,034)	1,430
StarPower Semiconductor Ltd.	Bank of America Securities, Inc.	Pay	EFFR + (25.00)% = (13.42)%	Termination	08/06/2027		(49,808)	7,176
StarPower Semiconductor Ltd.	Goldman Sachs	Pay	EFFR + (25.00)% = (13.42)%	Termination	08/06/2027		(138,597)	19,799
Sumber Alfaria Trijaya Tbk PT	HSBC Bank	Pay	SOFR + (0.85)% = 1.83%	Termination	03/15/2027		(130,317)	(6,103)
Sumber Alfaria Trijaya Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 4.73%	Termination	02/22/2027		(412,586)	(20,221)
Taiwan Semiconductor Co. Ltd.	Goldman Sachs	Pay	EFFR + (1.25)% = 1.58%	Termination	05/10/2027		(36,968)	1,007

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 13

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Taiwan Semiconductor Co. Ltd.	Morgan Stanley	Pay	EFFR + (1.25)% = (0.17)%	Termination	05/06/2027	$	(104,742)	$4,263
Tokyo Electron Ltd.	Goldman Sachs	Pay	TONA + (0.45)% = (0.46)%	Termination	05/11/2026	JPY	(12,902,500)	(36,382)
Tong Yang Industry Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 4.72%	Termination	08/09/2027		(470,656)	(36,431)
Tsingtao Brewery Co. Ltd.	Goldman Sachs	Pay	HONIA + (0.50)% = 3.35%	Termination	04/09/2027	HKD	(1,717,600)	22,842
Unigroup Guoxin Microelectronics Co. Ltd.	Bank of America Securities, Inc.	Pay	EFFR + (0.90)% = (5.46)%	Termination	05/10/2027		(89,986)	16,265
Unigroup Guoxin Microelectronics Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.30)% = (5.67)%	Termination	11/16/2026		(116,848)	59,581
Unilever Indonesia Tbk PT	Bank of America Securities, Inc.	Pay	EFFR + (5.00)% = 0.33%	Termination	08/31/2026		(375,068)	93,301
Unilever Indonesia Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 3.08%	Termination	03/15/2027		(107,001)	16,142
Unilever Indonesia Tbk PT	Morgan Stanley	Pay	EFFR + (0.75)% = 4.58%	Termination	05/17/2027		(35,486)	3,518
United Electronics Co.	Goldman Sachs	Pay	EFFR + (0.35)% = 4.98%	Termination	08/12/2027		(295,842)	(5,387)
United International Transportation Co.	Goldman Sachs	Pay	EFFR + (0.35)% = 4.33%	Termination	11/09/2026		(274,605)	(22,749)
United International Transportation Co.	Morgan Stanley	Pay	EFFR + (0.25)% = 3.83%	Termination	12/17/2026		(158,618)	(29,264)
United Microelectronics Corp.	Goldman Sachs	Pay	EFFR + (1.25)% = 4.08%	Termination	05/06/2027		(126,649)	(19,330)
VK Co. Ltd.	Morgan Stanley	Pay	EFFR + (6.50)% = (1.17)%	Monthly	09/23/2026		0	140,169
Wafer Works Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 1.31%	Termination	11/10/2026		(71,421)	13,421
Wal-Mart de Mexico SAB de CV	Morgan Stanley	Pay	EFFR + (0.50)% = 4.78%	Termination	02/16/2027		(259,705)	82,577
WHA Corp. PCL	Morgan Stanley	Pay	EFFR + (21.38)% = (16.05)%	Termination	08/26/2027		(247,375)	(12,381)
Wipro Ltd.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	05/03/2027		(181,512)	(26,960)
Wistron NeWeb Corp.	Morgan Stanley	Pay	EFFR + (1.25)% = 1.58%	Termination	12/10/2025		(240,263)	(2,739)
Wistron NeWeb Corp.	Morgan Stanley	Pay	EFFR + (1.25)% = 1.58%	Termination	05/06/2027		(404,251)	67,974
Wizz Air Holdings PLC	Goldman Sachs	Pay	SONIA + (0.40)% = 4.55%	Termination	08/12/2027	GBP	(334,167)	2,870
Woolworths Holdings Ltd.	Goldman Sachs	Pay	South Africa Rand Overnight Deposit Rate + (0.75)% = 7.32%	Termination	08/16/2027	ZAR	(5,705,210)	(18,958)
Yadea Group Holdings Ltd.	Goldman Sachs	Pay	HONIA + (0.50)% = 3.30%	Termination	08/12/2027	HKD	(1,474,000)	(15,926)
Yankuang Energy Group Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.90)% = (4.67)%	Termination	10/16/2026		(168,500)	5,185
Yankuang Energy Group Co. Ltd.	HSBC Bank	Pay	1 mo. HIBOR HKD + (0.35)% = 3.83%	Termination	04/13/2026	HKD	(1,447,160)	(51,108)
Yulon Motor Co. Ltd.	Bank of America Securities, Inc.	Pay	EFFR + (0.40)% = 2.43%	Termination	02/22/2027		(69,850)	20,533
Yulon Motor Co. Ltd.	Goldman Sachs	Pay	EFFR + (1.25)% = 1.83%	Termination	02/01/2027		(134,589)	39,577
Yulon Motor Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)% = 4.72%	Termination	05/10/2027		(44,295)	13,956
Yulon Motor Co. Ltd.	Morgan Stanley	Pay	EFFR + (1.25)% = 1.83%	Termination	12/14/2026		(253,845)	111,127
Zhejiang Sanhua Intelligent Controls Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.30)% = 2.09%	Termination	05/10/2027		(73,634)	19,331
Zhejiang Sanhua Intelligent Controls Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.62)% = (5.92)%	Termination	03/29/2027		(439,114)	94,433

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 14

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (continued)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Zhejiang Shuanghuan Driveline Co. Ltd.	Goldman Sachs	Pay	EFFR + (17.50)% = (12.17)%	Termination	04/02/2027	$	(416,252)	$24,682
Zhejiang Shuanghuan Driveline Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.30)% = (3.42)%	Termination	05/10/2027		(97,628)	12,342
Total Unrealized Appreciation (Depreciation)								$2,606,064

There are no upfront payments or receipts associated with contracts for difference in the Fund as of August 31, 2024.

Notional Amount is in USD unless otherwise indicated.

OBFR - Overnight Bank Funding Rate

EFFR - Effective Federal Funds Rate

EONIA - European Overnight Index Average

HIBOR - Hong Kong Inter-Bank Offered Rate

HONIA - Hong Kong Overnight Index Average

LIBOR - London Inter-Bank Offered Rate

SARON - Swiss Average Rate Overnight

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Index Average

SORA - Singapore Overnight Rate Average

STIB - Stockholm Interbank

TELBOR - Tel Aviv Interbank Offer Rate

TONA - Tokyo Overnight Average Rate

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 15

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2024 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2		LEVEL 3		Total
Assets:
Investments
Common Stocks	$11,790,436	$25,347,720		$—	(a)	$37,138,156
Preferred Stocks	—	154,564		—		154,564
Money Market Funds	10,566,624	—		—		10,566,624
Total Investments	$22,357,060	$25,502,284		$—	(a)	$47,859,344

Other Financial Instruments*:
Contracts For Difference	5,549,936	—	(a)	472,648		6,022,584
Total Other Financial Instruments	$5,549,936	$—	(a)	$472,648		$6,022,584

Liabilities:
Investments:
Common Stocks	(661,076)	(600,829)		—		(1,261,905)
Total Investments	$(661,076)	$(600,829)		$—		$(1,261,905)

Other Financial Instruments*:
Contracts For Difference	(3,120,808)	—		(295,712)		(3,416,520)
Total Other Financial Instruments	$(3,120,808)	$—		$(295,712)		$(3,416,520)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of August 31, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 16

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS GLOBAL EQUITY FUND	Schedule of Investments

	Shares	Value
COMMON STOCKS — 95.4%
Bermuda — 3.2%
Everest Group Ltd.	8,334	$3,268,928
Hiscox Ltd.	99,764	1,542,108
RenaissanceRe Holdings Ltd.	12,313	3,137,229
		7,948,265
Canada — 0.9%
Cenovus Energy, Inc.	59,352	1,100,587
Teck Resources Ltd. - Class B	22,145	1,060,746
		2,161,333
Finland — 1.5%
Fortum Oyj	79,762	1,271,808
Nordea Bank Abp	210,952	2,491,120
		3,762,928
France — 12.8%
Airbus Group SE	19,817	3,044,178
Alten SA	9,872	1,107,847
BNP Paribas SA	42,798	2,960,235
Capgemini SE	14,075	2,915,828
Cie de Saint-Gobain SA	39,398	3,442,829
Cie Generale des Etablissements Michelin SCA	30,279	1,188,887
Eiffage SA	25,005	2,624,655
Rexel SA	130,518	3,293,266
Sanofi SA	27,752	3,114,832
Sodexo SA	9,152	814,388
SPIE SA	52,025	2,100,199
TotalEnergies SE	47,907	3,295,610
Vallourec SACA (a)	85,529	1,366,795
		31,269,549
Germany — 7.7%
Brenntag SE	13,865	1,031,047
Commerzbank AG	234,309	3,474,048
Daimler Truck Holding AG	24,835	954,720
Deutsche Telekom AG	122,385	3,482,222
Evonik Industries AG	61,120	1,356,227
Infineon Technologies AG	49,152	1,803,839
Rheinmetall AG	3,524	2,117,044
Siemens AG	23,931	4,501,552
		18,720,699
Greece — 0.5%
Hellenic Telecommunications Organization SA	72,312	1,172,410
Ireland — 4.2%
AIB Group PLC	378,002	2,276,289
CRH PLC	67,098	5,989,768
Ryanair Holdings PLC - ADR (b)	18,600	2,073,156
		10,339,213
Italy — 1.0%
Enel SpA	306,966	2,333,157
Japan — 7.3%
Asahi Group Holdings Ltd.	85,600	3,195,077
Fuji Electric Co., Ltd.	20,900	1,261,540
Kansai Paint Co., Ltd.	122,900	2,200,323
Mitsubishi Chemical Group Corp.	206,900	1,209,169
Mitsubishi UFJ Financial Group, Inc.	107,900	1,138,369
Renesas Electronics Corp.	96,700	1,683,497
Sony Group Corp.	38,600	3,759,415
Sugi Holdings Co., Ltd.	66,300	1,146,590
Sumitomo Mitsui Financial Group, Inc.	22,000	1,451,851
Suzuki Motor Corp.	74,800	879,469
		17,925,300
Netherlands — 3.9%
Aalberts NV	37,894	1,481,374
Heineken NV	17,022	1,535,795
ING Groep NV	210,119	3,820,412
Koninklijke Ahold NV	37,917	1,301,832
Stellantis NV	79,479	1,334,069
		9,473,482
Singapore — 1.3%
United Overseas Bank Ltd.	133,300	3,204,399
South Korea — 3.6%
Hana Financial Group, Inc.	27,015	1,254,166
KB Financial Group, Inc.	20,837	1,343,674
KT Corp.	66,721	1,933,544
Samsung Electronics Co., Ltd.	75,002	4,165,485
		8,696,869
Spain — 0.7%
Bankinter SA	193,001	1,704,400
Sweden — 1.2%
Loomis AB	40,309	1,371,915
Svenska Handelsbanken AB - Class A	161,817	1,669,314
		3,041,229
Switzerland — 1.9%
Glencore PLC	289,670	1,528,315
Sandoz Group AG	72,459	3,169,269
		4,697,584
United Kingdom — 17.2%
Barratt Developments PLC	306,257	2,049,283
Beazley PLC	264,564	2,619,628
BP PLC	495,660	2,806,073
Coca-Cola Europacific Partners PLC	39,650	3,191,428
Hikma Pharmaceuticals PLC	53,920	1,409,381
IMI PLC	126,754	3,069,764
Inchcape PLC	195,653	2,196,955
Informa PLC	111,062	1,222,770
JD Sports Fashion PLC	781,140	1,423,823
Marks & Spencer Group PLC	544,589	2,457,662
NatWest Group PLC	665,424	3,031,467
Nomad Foods Ltd.	97,105	1,825,574
Shell PLC	101,805	3,607,317
SSE PLC	122,023	3,034,992
Tesco PLC	983,079	4,583,463
Weir Group PLC	80,554	2,135,766
WH Smith PLC	83,735	1,410,906
		42,076,252
United States — 26.5%(c)
AbbVie, Inc. (b)	16,219	3,183,952
Amgen, Inc.	9,399	3,137,668
Beacon Roofing Supply, Inc. (a)	12,718	1,152,251
Centene Corp. (a)	14,702	1,158,959
Chubb Ltd.	11,303	3,212,087
Cigna Group	6,866	2,484,187
Cisco Systems, Inc.	32,394	1,637,193
ConocoPhillips	13,680	1,556,647
Elevance Health, Inc.	2,252	1,254,116
Expedia Group, Inc. (a)	6,207	863,332

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 17

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS GLOBAL EQUITY FUND	Schedule of Investments (continued)

	Shares	Value
United States — (continued)
Fidelity National Information Services, Inc.	43,638	$3,597,953
Fifth Third Bancorp	60,299	2,574,164
Gen Digital, Inc.	74,657	1,975,424
Goldman Sachs Group, Inc.	6,310	3,219,677
HCA Healthcare, Inc. (b)	3,365	1,331,160
Huntington Bancshares, Inc.	161,212	2,413,344
J M Smucker Co.	14,581	1,672,149
Jacobs Solutions, Inc.	8,374	1,263,469
Johnson & Johnson	9,879	1,638,531
JPMorgan Chase & Co.	20,786	4,672,693
Kellanova	15,301	1,233,414
McKesson Corp.	2,499	1,402,139
Schlumberger Ltd.	56,152	2,470,126
Southern Co.	26,332	2,275,085
TE Connectivity Ltd.	7,298	1,120,973
Textron, Inc.	35,700	3,255,840
United Rentals, Inc.	2,288	1,696,003
US Foods Holding Corp. (a)	63,332	3,749,888
WillScot Holdings Corp. (a)(b)	28,934	1,115,116
Zimmer Biomet Holdings, Inc.	22,637	2,613,668
		64,931,208
TOTAL COMMON STOCKS (Cost $179,429,615)		233,458,277

	Units
SHORT-TERM INVESTMENTS — 1.8%
Investments Purchased with Proceeds from Securities Lending — 1.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)	4,427,880	4,427,880
TOTAL SHORT-TERM INVESTMENTS (Cost $4,427,880)		4,427,880
TOTAL INVESTMENTS — 97.2% (Cost $183,857,495)		237,886,157
Other Assets in Excess of Liabilities — 2.8%		6,761,338
TOTAL NET ASSETS — 100.0%		$244,647,495

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
AG	Aktiengesellschaft
NV	Naamloze Vennootschap
PLC	Public Limited Company
SA	Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $4,366,972 which represented 1.8% of net assets.
(c)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 18

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS GLOBAL EQUITY FUND	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2024 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$85,658,090	$147,800,187	$—	$233,458,277
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	4,427,880
Total Investments	$85,658,090	$147,800,187	$—	$237,886,157

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. These investments can be classified as Investments Purchased with Proceeds from Securities Lending and their fair value totals to $4,427,880. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 19

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Schedule of Investments

	Shares		Value
COMMON STOCKS — 68.5%
Australia — 0.9%
Empire Energy Group Ltd. (a)		8,414,266	$1,537,705
Bermuda — 4.6%
Everest Group Ltd. (b)		11,222	4,401,717
Hiscox Ltd.		170,570	2,636,595
Lancashire Holdings Ltd.		129,710	1,144,741
			8,183,053
Canada — 8.1%
Allied Gold Corp. (a)		267,039	606,344
Cenovus Energy, Inc.		268,429	4,976,674
Kinross Gold Corp.		398,538	3,602,783
McEwen Mining, Inc. (a)		90,695	825,324
MEG Energy Corp. (a)		53,858	1,072,644
Teck Resources Ltd. - Class B		71,731	3,435,915
			14,519,684
China — 0.6%
Alibaba Group Holding Ltd. - ADR		12,096	1,008,081
France — 5.3%
BNP Paribas SA		39,945	2,762,900
Capgemini SE		5,878	1,217,708
Eurazeo SE		14,581	1,148,622
Rexel SA		33,439	843,742
SPIE SA		35,434	1,430,437
Vallourec SACA (a)		126,174	2,016,321
			9,419,730
Germany — 3.0%
Commerzbank AG		111,972	1,660,184
Evonik Industries AG		112,400	2,494,108
Infineon Technologies AG		34,946	1,282,490
			5,436,782
Ireland — 1.6%
CRH PLC		19,923	1,778,505
ICON PLC (a)		3,163	1,018,676
			2,797,181
Israel — 1.5%
Check Point Software Technologies Ltd. (a)		14,097	2,713,672
Italy — 2.3%
Enel SpA		404,893	3,077,471
Iveco Group NV		107,182	1,135,147
			4,212,618
Japan — 1.1%
Sony Group Corp.		20,800	2,025,799
Netherlands — 1.3%
Euronext NV (c)		21,155	2,259,236
South Korea — 4.9%
Hyundai Marine & Fire Insurance Co., Ltd.		33,148	863,673
KT Corp. - ADR (b)		128,761	1,886,349
Kumho Petrochemical Co., Ltd.		9,774	1,002,334
Samsung Electronics Co., Ltd.		89,389	4,964,515
			8,716,871
Switzerland — 3.2%
Novartis AG - ADR		13,390	1,618,717
Sandoz Group AG		92,805	4,059,179
			5,677,896
United Kingdom — 13.5%
Andrada Mining Ltd. (a)		4,062,358	181,393
AstraZeneca PLC - ADR		22,640	1,983,717
Barratt Developments PLC		366,958	2,455,457
Beazley PLC		407,270	4,032,658
Endeavour Mining PLC		75,014	1,581,381
Hikma Pharmaceuticals PLC		50,431	1,318,184
IMI PLC		47,931	1,160,807
Marex Group PLC		52,586	1,297,297
Nomad Foods Ltd.		74,095	1,392,986
SSE PLC		109,680	2,727,993
Unilever PLC		33,080	2,144,455
Weir Group PLC		86,684	2,298,293
WH Smith PLC		97,658	1,645,503
			24,220,124
United States — 16.6%
Advanced Micro Devices, Inc. (a)		6,344	942,465
Alphabet, Inc. - Class C (b)		12,041	1,988,089
Amgen, Inc.		9,126	3,046,532
Applied Materials, Inc. (b)		3,986	786,278
Booking Holdings, Inc. (b)		399	1,559,783
Centene Corp. (a)(b)		24,105	1,900,197
Dell Technologies, Inc. - Class C		13,698	1,582,667
Elevance Health, Inc.		1,658	923,324
Jacobs Solutions, Inc. (b)		13,069	1,971,851
Lennar Corp. - Class A (b)		5,030	915,762
Micron Technology, Inc.		14,162	1,362,951
Norfolk Southern Corp.		5,662	1,450,378
Oracle Corp. (b)		43,336	6,122,943
QUALCOMM, Inc.		6,043	1,059,338
Textron, Inc.		14,394	1,312,733
US Foods Holding Corp. (a)(b)		17,298	1,024,214
Zimmer Biomet Holdings, Inc. (b)		15,295	1,765,961
			29,715,466
TOTAL COMMON STOCKS (Cost $103,067,832)			122,443,898

EXCHANGE TRADED FUNDS — 4.5%
iShares 1-3 Year Treasury Bond ETF		96,721	8,008,499
TOTAL EXCHANGE TRADED FUNDS (Cost $8,011,158)			8,008,499

	Contracts
WARRANTS — 0.0%(d)
United Kingdom — 0.0%(d)
Andrada Mining Ltd., Expires 07/17/2025, Exercise Price $0.10 (a)(e)		2,200,000	9
TOTAL WARRANTS (Cost $28,772)			9

	Par
CONVERTIBLE NOTES — 0.8%
United Kingdom — 0.8%
Andrada Mining Ltd., 12.00%, 07/31/2026 (e)	GBP	1,100,000	1,322,271
TOTAL CONVERTIBLE NOTES (Cost $1,438,585)			1,322,271

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 20

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Schedule of Investments (continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 5.15% (b)(f)	57,398	$57,398
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 5.11% (b)(f)	57,398	57,398
Fidelity Treasury Portfolio - Class I, 5.16% (b)(f)	57,398	57,398
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 5.12% (b)(f)	57,398	57,398
TOTAL SHORT-TERM INVESTMENTS (Cost $229,592)		229,592
TOTAL INVESTMENTS — 73.9% (Cost $112,775,939)		132,004,269
Other Assets in Excess of Liabilities — 26.1%		46,644,104
TOTAL NET ASSETS — 100.0%		$178,648,373

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

ADR	American Depositary Receipt
AG	Aktiengesellschaft
ETF	Exchange Traded Fund
NV	Naamloze Vennootschap
PLC	Public Limited Company
SA	Sociedad Anónima
GBP	British Pound
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(c)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $2,259,236 or 1.3% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as valuation designee. These securities represented $1,322,280 or 0.8% of net assets as of August 31, 2024.

(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 21

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Schedule of Investments (continued)

Contracts For Difference held by the Fund at August 31, 2024, are as follows:

Reference Entity	counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Asahi Group Holdings Ltd.	Goldman Sachs	Receive	TONA + 0.50% = 0.73%	Termination	08/13/2027	JPY	533,474,100	$76,904
abrdn PLC	Goldman Sachs	Pay	SONIA + (0.40)% = 4.79%	Termination	02/23/2026	GBP	(290,184)	29,349
abrdn PLC	Morgan Stanley	Pay	SONIA + (0.25)% = 4.74%	Termination	02/09/2027	GBP	(52,692)	1,177
Acushnet Holdings Corp.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	06/29/2026		(413,395)	(39,002)
Adecco Group AG	Morgan Stanley	Pay	SARON + 0.35% = 0.76%	Termination	06/24/2026	CHF	(145,411)	14,822
Adecco Group AG	Morgan Stanley	Pay	SARON + 0.35% = 0.76%	Termination	01/29/2027	CHF	(413,854)	98,614
Ades Holding Co.	Goldman Sachs	Pay	EFFR + (6.00)% = (0.67)%	Termination	04/19/2027		(734,357)	(19,062)
Adient PLC	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	02/08/2027		(35,604)	22,349
Adient PLC	HSBC Bank	Pay	SOFR + (0.05)% = 5.26%	Termination	01/25/2027		(287,500)	165,877
Alpha & Omega Semiconductor Ltd.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	07/19/2027		(321,226)	37,578
Antofagasta PLC	Goldman Sachs	Pay	SONIA + (0.40)% = 4.79%	Termination	01/19/2027	GBP	(700,193)	75,201
Antofagasta PLC	Morgan Stanley	Pay	SONIA + (0.25)% = 4.74%	Termination	02/08/2027	GBP	(482,855)	(32,238)
Avangrid, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	02/08/2027		(30,122)	(4,827)
Avangrid, Inc.	HSBC Bank	Pay	SOFR + (0.05)% = 5.26%	Termination	01/25/2027		(242,942)	(34,532)
Avanza Bank Holding AB	Goldman Sachs	Pay	STIB1D INDEX + (1.00)% = 3.31%	Termination	06/29/2026	SEK	(2,432,825)	(41,451)
Bank of Hawaii Corp.	Goldman Sachs	Pay	EFFR + (0.25)% = 4.97%	Termination	07/21/2026		(457,356)	(28,838)
Bank of Hawaii Corp.	Morgan Stanley	Pay	EFFR + (0.25)% = 4.75%	Termination	02/08/2027		(393,640)	(36,290)
BlackLine, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	06/29/2026		(295,169)	46,611
Block, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	04/19/2027		(229,628)	29,844
Block, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	02/22/2027		(222,624)	8,271
Boliden AB	Goldman Sachs	Pay	STIB1D INDEX + (1.00)% = 3.60%	Termination	11/02/2026	SEK	(12,906,656)	33,768
Boliden AB	Morgan Stanley	Pay	STIB1D INDEX + (0.30)% = 3.46%	Termination	02/09/2027	SEK	(1,073,252)	(14,879)
Carl Zeiss Meditec AG	Goldman Sachs	Pay	EONIA + (0.40)% = 3.26%	Termination	06/21/2027	EUR	(596,088)	48,924
Carvana Co.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	05/10/2027		(265,242)	(36,439)
Comet Holding AG	Goldman Sachs	Pay	SARON + (0.40)% = 0.81%	Termination	07/19/2027	CHF	(431,393)	43,021
Credit Acceptance Corp.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	10/26/2026		(204,340)	30,593
Credit Acceptance Corp.	HSBC Bank	Pay	SOFR + (0.05)% = 5.28%	Termination	10/13/2026		(1,021,234)	(20,477)
CVR Energy, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	05/03/2027		(745,416)	28,677
Dayforce, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	06/29/2026		(370,004)	86,277
Deckers Outdoor Corp.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	04/23/2027		(754,961)	(83,390)
Doximity, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	06/29/2026		(619,780)	(152,025)
Dr Ing hc F Porsche AG	Goldman Sachs	Pay	EONIA + (0.40)% = 3.51%	Termination	05/03/2027	EUR	(487,379)	76,980
EQT AB	Goldman Sachs	Pay	STIB1D INDEX + (1.00)% = 3.35%	Termination	05/31/2027	SEK	(16,553,812)	(100,244)
Fastenal Co.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	06/11/2027		(1,049,395)	(79,669)
Fastighets AB Balder	Goldman Sachs	Pay	STIB1D INDEX + (1.00)% = 3.60%	Termination	06/29/2026	SEK	(5,210,202)	(184,512)
Floor & Decor Holdings, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	01/18/2027		(429,071)	(23,223)
Fortescue Ltd.	Goldman Sachs	Pay	1 Month Australian Bank Bill Swap Rate INDEX + (0.50)% = 3.82%	Termination	01/15/2027	AUD	(1,131,004)	290,451

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 22

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Schedule of Investments (continued)

Reference Entity	counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Fortescue Ltd.	Morgan Stanley	Pay	RBA Cash Rate Overnight + (0.55)% = 3.77%	Termination	02/09/2027	AUD	(85,102)	$30,498
Glacier Bancorp, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	06/29/2026		(882,287)	(180,403)
HF Sinclair Corp.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	06/28/2027		(1,336,215)	46,616
Husqvarna AB	Goldman Sachs	Pay	STIB1D INDEX + (1.00)% = 2.75%	Termination	07/22/2027	SEK	(3,975,229)	63,602
Legend Biotech Corp.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.33%	Termination	03/25/2027		(406,591)	15,841
LGI Homes, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	06/29/2026		(514,911)	52,257
LGI Homes, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	02/08/2027		(290,521)	32,646
Matador Resources Co.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	06/29/2026		(585,180)	(3,869)
Melexis NV	Goldman Sachs	Pay	EONIA + (0.40)% = 3.59%	Termination	01/08/2027	EUR	(554,309)	1,781
Monolithic Power Systems, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	06/25/2027		(677,643)	(72,286)
National Beverage Corp.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	06/29/2026		(498,521)	36,227
Nokian Renkaat Oyj	Goldman Sachs	Pay	EONIA + (0.40)% = 3.59%	Termination	06/29/2026	EUR	(368,948)	(39,329)
Nokian Renkaat Oyj	Morgan Stanley	Pay	EONIA + (0.40)% = 3.44%	Termination	02/09/2027	EUR	(65,171)	(236)
Novanta, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	08/24/2026		(208,939)	(25,973)
Novanta, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/10/2026		(171,917)	(21,548)
Ocado Group PLC	Goldman Sachs	Pay	SONIA + (0.40)% = 4.79%	Termination	01/11/2027	GBP	(77,695)	118,527
Ocado Group PLC	Morgan Stanley	Pay	SONIA + (0.25)% = 4.74%	Termination	02/09/2027	GBP	(18,009)	13,763
Occidental Petroleum Corp.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	12/14/2026		(787,008)	32,962
ON Semiconductor Corp.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	01/11/2027		(1,068,454)	2,801
PBF Energy, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	08/30/2027		(924,014)	(37,991)
Playa Hotels & Resorts NV	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	04/05/2027		(532,893)	115,889
Power Integrations, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	07/26/2027		(543,778)	57,291
Rumble, Inc.	Goldman Sachs	Pay	EFFR + (13.97)% = (9.01)%	Termination	08/31/2026		(104,018)	(3,089)
Rumble, Inc.	Morgan Stanley	Pay	EFFR + (12.83)% = (8.25)%	Termination	06/29/2026		(118,795)	18,651
Sagax AB	Goldman Sachs	Pay	STIB1D INDEX + (1.00)% = 3.60%	Termination	06/29/2026	SEK	(3,905,029)	(68,372)
Sagax AB	Morgan Stanley	Pay	STIB1D INDEX + (0.30)% = 3.46%	Termination	02/09/2027	SEK	(1,102,695)	(7,340)
SEEK Ltd.	Morgan Stanley	Pay	RBA Cash Rate Overnight + (0.55)% = 3.77%	Termination	05/03/2027	AUD	(980,685)	45,748
Severn Trent PLC	Goldman Sachs	Pay	SONIA + (0.40)% = 4.79%	Termination	08/17/2026	GBP	(598,400)	(63,888)
Severn Trent PLC	Morgan Stanley	Pay	SONIA + (0.25)% = 4.74%	Termination	02/09/2027	GBP	(74,071)	(1,349)
Shopify, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	05/24/2027		(763,514)	(141,423)
Sika AG	Goldman Sachs	Pay	SARON + (0.46)% = 0.75%	Termination	10/19/2026	CHF	(430,304)	(80,774)
Sika AG	Morgan Stanley	Pay	SARON + (0.45)% = 0.76%	Termination	10/20/2026	CHF	(340,816)	(73,252)
SK Bioscience Co., Ltd.	Morgan Stanley	Pay	EFFR + (2.38)% = (1.42)%	Termination	10/26/2026		(478,035)	10,450
SKF AB	Goldman Sachs	Pay	STIB1D INDEX + (1.00)% = 2.75%	Termination	07/15/2027	SEK	(11,433,944)	61,614
Soho House & Co., Inc.	Morgan Stanley	Pay	EFFR + (2.88)% = 2.65%	Termination	02/09/2027		(511,685)	(105,528)
Spectris PLC	Goldman Sachs	Pay	SONIA + (0.40)% = 4.79%	Termination	01/25/2027	GBP	(748,583)	162,523
Spectris PLC	Morgan Stanley	Pay	SONIA + (0.25)% = 4.74%	Termination	02/09/2027	GBP	(49,699)	15,408
Steel Dynamics, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	06/11/2027		(753,511)	26,427

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 23

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Schedule of Investments (continued)

Reference Entity	counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Summit Materials, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	02/08/2027		$(79,785)	$(6,252)
Summit Materials, Inc.	HSBC Bank	Pay	SOFR + (0.05)% = 5.58%	Termination	01/25/2027		(644,396)	(55,258)
T Rowe Price Group, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	10/26/2026		(155,667)	1,381
T Rowe Price Group, Inc.	HSBC Bank	Pay	SOFR + (0.05)% = 5.53%	Termination	10/13/2026		(775,364)	(3,764)
Tesla, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	10/26/2026		(858,795)	(80,432)
Texas Capital Bancshares, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	06/29/2026		(990,688)	(180,753)
Toro Co.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	05/31/2027		(807,935)	(126,174)
Tractor Supply Co.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	07/26/2027		(687,336)	3,123
TreeHouse Foods, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	11/23/2026		(866,711)	(1,114)
United Utilities Group PLC	Goldman Sachs	Pay	SONIA + (0.40)% = 4.80%	Termination	05/28/2027	GBP	(727,903)	(12,233)
Valmet Oyj	Goldman Sachs	Pay	EONIA + (0.40)% = 3.33%	Termination	06/29/2026	EUR	(443,538)	(23,511)
Valmet Oyj	Morgan Stanley	Pay	EONIA + (0.40)% = 3.44%	Termination	02/08/2027	EUR	(315,384)	(6,393)
VAT Group AG	Goldman Sachs	Pay	SARON + (0.40)% = 0.81%	Termination	06/28/2027	CHF	(267,129)	47,058
VAT Group AG	Morgan Stanley	Pay	SARON + (0.45)% = 0.76%	Termination	04/19/2027	CHF	(348,448)	36,985
Xero Ltd.	Goldman Sachs	Pay	RBA Cash Rate Overnight + (0.45)% = 3.82%	Termination	06/29/2026	AUD	(582,216)	(70,736)
Xero Ltd.	Morgan Stanley	Pay	RBA Cash Rate Overnight + (0.55)% = 3.77%	Termination	11/30/2026	AUD	(555,505)	(100,157)
Yankuang Energy Group Co. Ltd.	Goldman Sachs	Pay	HONIA + (0.50)% = 2.99%	Termination	06/04/2027	HKD	(4,307,072)	107,551
Total Unrealized Appreciation (Depreciation)								$(121,617)

There are no upfront payments or receipts associated with contracts for difference in the Fund as of August 31, 2024.

Notional Amount is in USD unless otherwise indicated.

EFFR - Effective Federal Funds Rate

EONIA - European Overnight Index Average

HONIA - Hong Kong Overnight Index Average

SARON - Swiss Average Rate Overnight

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Index Average

TONA - Tokyo Overnight Average Rate

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 24

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2024 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Investments
Common Stocks	$70,283,680	$52,160,218	$—	$122,443,898
Exchange Traded Funds	8,008,499	—	—	8,008,499
Convertible Notes	—	—	1,322,271	1,322,271
Warrants	—	—	9	9
Money Market Funds	229,592	—	—	229,592
Total Investments	$78,521,771	$52,160,218	$1,322,280	$132,004,269

Other Financial Instruments*:
Contracts For Difference	2,402,908	—	—	2,402,908
Total Other Financial Instruments	$2,402,908	$—	$—	$2,402,908

Liabilities:
Other Financial Instruments*:
Contracts For Difference	(2,524,525)	—	—	(2,524,525)
Total Other Financial Instruments	$(2,524,525)	$—	$—	$(2,524,525)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of August 31, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 25

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND	Schedule of Investments

	Shares	Value
COMMON STOCKS — 98.2%
Austria — 0.8%
ANDRITZ AG	1,322	$87,155
Bermuda — 2.6%
Everest Group Ltd.	445	174,547
Renaissance Holdings Ltd.	470	119,751
		294,298
Canada — 0.5%
Teck Resources Ltd. - Class B	1,116	53,456
Finland — 0.2%
Nordea Bank Abp	2,434	28,743
France — 11.3%
Airbus Group SE	1,161	178,346
Alten SA	527	59,141
BNP Paribas SA	857	59,277
Capgemini SE	424	87,837
Cie de Saint-Gobain SA	2,493	217,853
Eiffage SA	1,349	141,598
Rexel SA	7,474	188,586
SPIE SA	6,836	275,963
TotalEnergies SE	1,236	85,027
		1,293,628
Germany — 8.6%
Commerzbank AG	10,991	162,961
Deutsche Telekom AG	8,744	248,793
Evonik Industries AG	2,681	59,490
Infineon Technologies AG	2,771	101,693
Rheinmetall AG	370	222,278
Siemens AG	1,000	188,106
		983,321
Greece — 1.7%
Hellenic Telecommunications Organization SA	11,757	190,619
Ireland — 2.2%
AIB Group PLC	22,101	133,090
ICON PLC (a)	372	119,806
		252,896
Italy — 1.1%
Iveco Group NV	11,695	123,860
Japan — 8.5%
Asahi Group Holdings Ltd.	4,200	156,768
Fuji Electric Co., Ltd.	1,100	66,397
Hitachi Ltd.	5,900	145,553
Kansai Paint Co., Ltd.	11,900	213,050
Mitsubishi Heavy Industries Ltd.	6,500	87,635
Renesas Electronics Corp.	3,900	67,897
Sumitomo Mitsui Financial Group, Inc.	3,500	230,976
		968,276
Netherlands — 2.7%
Heineken NV	650	58,646
ING Groep NV	9,813	178,421
Stellantis NV	4,275	71,757
		308,824
Singapore — 0.3%
United Overseas Bank Ltd.	1,500	36,059
South Korea — 4.1%
Hana Financial Group, Inc.	2,166	100,556
KB Financial Group, Inc.	937	60,422
KT Corp.	4,228	122,526
Samsung Electronics Co., Ltd.	3,357	186,442
		469,946
Spain — 0.5%
Bankinter SA	6,332	55,918
Switzerland — 3.1%
Novartis AG	1,248	150,781
Sandoz Group AG	4,545	198,793
		349,574
United Kingdom — 12.6%
Hikma Pharmaceuticals PLC	4,298	112,343
IMI PLC	2,457	59,504
Informa PLC	19,270	212,159
Marks & Spencer Group PLC	43,413	195,917
Melrose Industries PLC	33,073	210,088
NatWest Group PLC	27,731	126,334
Nomad Foods Ltd.	10,951	205,879
Tesco PLC	48,581	226,502
Weir Group PLC	3,129	82,960
		1,431,686
United States — 37.4%(b)
Abbott Laboratories	526	59,580
AbbVie, Inc.	811	159,207
Alphabet, Inc. - Class A	1,336	218,276
American Express Co.	775	200,454
Amgen, Inc.	403	134,533
AutoZone, Inc. (a)	47	149,530
Bank of America Corp.	2,406	98,044
Booking Holdings, Inc.	38	148,551
Brinker International, Inc. (a)	1,426	101,987
Cencora, Inc.	866	207,468
Chubb Ltd.	632	179,602
Cigna Group	427	154,493
Dell Technologies, Inc. - Class C	1,075	124,205
Elevance Health, Inc.	279	155,372
Emerson Electric Co.	507	53,433
Expedia Group, Inc. (a)	308	42,840
Fidelity National Information Services, Inc.	1,859	153,275
Halliburton Co.	4,502	139,967
J M Smucker Co.	844	96,790
Johnson & Johnson	371	61,534
JPMorgan Chase & Co.	1,162	261,218
Kenvue, Inc.	3,829	84,047
Keysight Technologies, Inc. (a)	421	64,884
McKesson Corp.	145	81,357
Morgan Stanley	1,274	131,999
NOV, Inc.	3,750	66,637
Schlumberger Ltd.	3,405	149,786
Starbucks Corp.	1,027	97,123
Target Corp.	729	111,989
TE Connectivity Ltd.	530	81,408
UnitedHealth Group, Inc.	229	135,156
US Foods Holding Corp. (a)	3,331	197,228

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 26

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND	Schedule of Investments (continued)

	Shares	Value
United States — (continued)
Voya Financial, Inc.	966	$68,422
Zimmer Biomet Holdings, Inc.	844	97,448
		4,267,843
TOTAL COMMON STOCKS (Cost $8,679,189)		11,196,102
TOTAL INVESTMENTS — 98.2% (Cost $8,679,189)		11,196,102
Other Assets in Excess of Liabilities — 1.8%		201,366
TOTAL NET ASSETS — 100.0%		$11,397,468

Percentages are stated as a percent of net assets.

AG	Aktiengesellschaft
NV	Naamloze Vennootschap
PLC	Public Limited Company
SA	Sociedad Anónima
(a)	Non-income producing security.
(b)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 27

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2024 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$4,941,283	$6,254,819	$—	$11,196,102
Total Investments	$4,941,283	$6,254,819	$—	$11,196,102

Refer to the Schedule of Investments for further disaggregation of investment categories.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 28

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Schedule of Investments

	Shares	Value
COMMON STOCKS — 96.5%
Communication Services — 4.4%
Alphabet, Inc. - Class A (a)	7,836	$1,280,246
Baidu, Inc. - Class A (b)	50,048	528,072
John Wiley & Sons, Inc. - Class A	8,080	390,345
Nexstar Media Group, Inc. (c)	1,557	266,060
Vivid Seats, Inc. - Class A (b)(c)	60,757	282,520
		2,747,243
Consumer Discretionary — 10.9%
Arcos Dorados Holdings, Inc. - Class A (c)	88,715	780,692
BYD Co., Ltd. - ADR	3,209	195,629
Carriage Services, Inc. (a)	14,161	469,437
Cavco Industries, Inc. (b)(c)	1,707	705,537
Frontdoor, Inc. (b)	11,711	563,065
Italian Sea Group SPA	23,224	237,551
JD.com, Inc. - Class A	23,986	324,198
Leon’s Furniture Ltd.	9,306	203,984
MGM Resorts International (b)(c)	6,919	260,085
Monarch Casino & Resort, Inc. (c)	3,433	260,633
PDD Holdings, Inc. - ADR (b)(c)	2,719	261,323
Perdoceo Education Corp. (a)	16,192	363,349
Phinia, Inc.	7,093	340,180
Pinstripes Holdings, Inc. (b)(c)	67,473	158,562
Potbelly Corp. (a)(b)	24,456	195,159
Quantasing Group Ltd. - ADR (b)	45,644	80,334
Stellantis NV (c)	33,922	569,211
Stride, Inc. (a)(b)	5,727	471,561
Super Group SGHC Ltd.	115,828	399,607
		6,840,097
Consumer Staples — 5.4%
British American Tobacco PLC - ADR (c)	25,814	969,832
Coca-Cola Europacific Partners PLC	6,630	533,649
Kenvue, Inc. (a)	21,929	481,341
Lifeway Foods, Inc. (a)(b)	20,488	392,960
Molson Coors Beverage Co. - Class B (c)	8,761	472,831
Turning Point Brands, Inc.	13,422	532,048
		3,382,661
Energy — 5.2%
BP PLC - ADR (a)	17,027	578,237
Canadian Natural Resources Ltd.	46,804	1,694,773
Marathon Petroleum Corp. (a)	2,619	463,877
Schlumberger Ltd.	12,111	532,763
		3,269,650
Financials — 20.6%
Bank of America Corp. (a)	19,156	780,607
BGC Group, Inc. - Class A (c)	201,172	1,987,579
Citigroup, Inc. (a)	11,393	713,658
Crawford & Co. - Class A (a)	18,500	195,545
Fairfax Financial Holdings Ltd. (c)	1,533	1,847,265
Fidelis Insurance Holdings Ltd.	29,516	546,636
Greenlight Capital Re Ltd. - Class A (b)	30,388	424,520
Heritage Insurance Holdings, Inc. (b)	35,287	569,179
Intercorp Financial Services, Inc.	11,859	301,219
International General Insurance Holdings Ltd.	23,631	436,701
Jefferies Financial Group, Inc. (a)	8,700	521,565
Jiayin Group, Inc. - ADR	30,135	160,318
KB Financial Group, Inc. - ADR (c)	12,039	781,090
Northeast Bank	5,330	378,483
Northeast Community Bancorp, Inc.	11,309	258,298
PayPal Holdings, Inc. (b)	4,882	353,603
Shift4 Payments, Inc. - Class A (b)(c)	8,011	665,714
Stifel Financial Corp. (a)	9,032	796,081
Wells Fargo & Co. (a)	10,198	596,277
Willis Towers Watson PLC	2,178	636,216
		12,950,554
Health Care — 16.7%
Amgen, Inc. (a)	2,173	725,413
Bristol-Myers Squibb Co.	12,509	624,825
Catalyst Pharmaceuticals, Inc. (a)(b)	55,746	1,128,856
Centene Corp. (a)(b)	7,828	617,081
Cigna Group (a)	1,768	639,680
Elevance Health, Inc. (a)	701	390,380
HCA Healthcare, Inc. (a)	1,282	507,146
Jazz Pharmaceuticals PLC (b)	4,234	491,059
Johnson & Johnson (a)	5,337	885,195
Lantheus Holdings, Inc. (b)(c)	9,161	975,372
Medtronic PLC (a)	7,982	707,046
Novartis AG - ADR (c)	6,152	743,715
PetIQ, Inc. (b)	32,238	984,871
Quipt Home Medical Corp. (b)	81,822	234,011
UnitedHealth Group, Inc.	1,459	861,102
		10,515,752
Industrials — 11.7%
Alaska Air Group, Inc. (b)	6,754	243,887
Barrett Business Services, Inc. (a)	24,417	891,465
Brady Corp. - Class A	3,696	273,652
Builders FirstSource, Inc. (a)(b)	2,573	447,702
CACI International, Inc. - Class A (b)	1,456	710,703
Euroseas Ltd.	13,769	622,910
Galliford Try Holdings PLC	197,101	776,559
Lyft, Inc. - Class A (b)	22,369	261,046
NEXTracker, Inc. - Class A (b)	3,742	152,187
Quanta Services, Inc. (a)	1,085	298,516
RCM Technologies, Inc. (b)	11,613	236,673
REV Group, Inc.	7,598	241,920
Sterling Infrastructure, Inc. (a)(b)	9,067	1,083,779
Textron, Inc.	8,912	812,774
V2X, Inc. (b)	5,485	310,725
		7,364,498
Information Technology — 15.4%
Adeia, Inc.	36,066	454,432
Check Point Software Technologies Ltd. (b)	6,978	1,343,265
Cognizant Technology Solutions Corp. - Class A (a)	8,364	650,468
Dropbox, Inc. - Class A (a)(b)	9,067	227,944
Hackett Group, Inc. (a)	22,615	599,298
InterDigital, Inc. (c)	6,659	922,671
Nano Dimension Ltd. - ADR (b)(c)	92,902	203,455
Nice Ltd. - ADR (b)(c)	2,677	465,102
Open Text Corp. (a)	21,522	684,830
Oracle Corp. (a)	2,356	332,879
Photronics, Inc. (a)(b)	27,930	722,270
QUALCOMM, Inc. (a)	3,175	556,578
RingCentral, Inc. - Class A (b)	10,892	363,030
Samsung Electronics Co., Ltd.	7,475	415,149
Silicon Motion Technology Corp. - ADR	5,395	342,960

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 29

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Schedule of Investments (continued)

	Shares	Value
Information Technology — (continued)
Telefonaktiebolaget LM Ericsson - ADR (a)(c)	86,551	$644,805
Twilio, Inc., Class A - Class A (b)	7,927	497,499
Zoom Video Communications, Inc. - Class A (b)(c)	4,079	281,777
		9,708,412
Materials — 3.3%
Dundee Precious Metals, Inc.	43,413	422,968
Ferroglobe PLC	92,295	407,944
Glencore PLC - ADR	43,477	456,508
Rio Tinto PLC - ADR (a)	4,226	267,379
Taseko Mines Ltd. (b)	108,022	244,130
Ternium SA - ADR (a)	9,390	316,161
		2,115,090
Real Estate — 2.9%
CTO Realty Growth, Inc.	19,518	371,232
Newmark Group, Inc. - Class A (a)	90,917	1,257,382
Star Holdings (b)	13,692	183,473
		1,812,087
TOTAL COMMON STOCKS (Cost $40,196,351)		60,706,044

	Units
SHORT-TERM INVESTMENTS — 15.7%
Investments Purchased with Proceeds from Securities Lending — 14.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)	9,268,044	9,268,044

	Shares
Money Market Funds — 1.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 5.15% (a)(d)	1,098	1,098
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 5.11% (a)(d)	1,098	1,098
Fidelity Treasury Portfolio - Class I, 5.16% (a)(d)	1,098	1,098
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 5.12% (a)(d)	1,098	1,098
MSILF Prime Portfolio - Class Institutional, 5.31% (d)	603,416	603,555
		607,947
TOTAL SHORT-TERM INVESTMENTS (Cost $9,875,991)		9,875,991
TOTAL INVESTMENTS — 112.2% (Cost $50,072,342)		70,582,035
Liabilities in Excess of Other Assets — (12.2)%		(7,688,319)
TOTAL NET ASSETS — 100.0%		$62,893,716

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR	American Depositary Receipt
AG	Aktiengesellschaft
NV	Naamloze Vennootschap
PLC	Public Limited Company
SA	Sociedad Anónima
(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $9,085,498 which represented 14.4% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 30

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Schedule of Investments (continued)

Schedule Of Securities Sold Short	Shares	Value
COMMON STOCKS — (18.8)%
Communication Services — (1.6)%
Boston Omaha Corp. - Class A	(11,224)	$(160,391)
Clear Channel Outdoor Holdings, Inc.	(177,786)	(266,679)
CTC Communications Group, Inc.(a)	(98,900)	0
PSQ Holdings, Inc.	(25,877)	(69,609)
QuinStreet, Inc.	(9,486)	(181,277)
Rumble, Inc.	(52,676)	(302,887)
		(980,843)
Consumer Discretionary — (5.9)%
Birkenstock Holding PLC	(5,287)	(263,821)
Boot Barn Holdings, Inc.	(1,368)	(183,545)
Brunswick Corp.	(4,970)	(392,878)
Cava Group, Inc.	(2,007)	(228,878)
Dutch Bros, Inc. - Class A	(6,984)	(216,504)
EVgo, Inc.	(31,850)	(144,281)
First Watch Restaurant Group, Inc.	(14,756)	(243,622)
Floor & Decor Holdings, Inc. - Class A	(3,507)	(394,327)
Goodyear Tire & Rubber Co.	(17,757)	(156,617)
Groupon, Inc.	(11,086)	(153,763)
Krispy Kreme, Inc.	(23,579)	(265,735)
Kura Sushi USA, Inc. - Class A	(2,089)	(137,853)
Qsound Labs, Inc.(a)	(4,440)	0
QuantumScape Corp.	(24,091)	(139,969)
Tesla, Inc.	(2,429)	(520,073)
Warby Parker, Inc. - Class A	(17,493)	(260,996)
		(3,702,862)
Consumer Staples — (0.6)%
Amish Naturals, Inc.(a)	(25,959)	0
Duckhorn Portfolio, Inc.	(10,951)	(69,320)
Westrock Coffee Co.	(35,462)	(283,518)
		(352,838)
Energy — (0.0)%(b)
Beard Co.(a)	(9,710)	(1)
Financials — (1.8)%
AvidXchange Holdings, Inc.	(11,916)	(96,162)
Credit Acceptance Corp.	(577)	(269,188)
Nelnet, Inc. - Class A	(2,279)	(263,407)
Upstart Holdings, Inc.	(12,125)	(515,312)
		(1,144,069)
Health Care — (2.2)%
BodyTel Scientific, Inc.(a)	(4,840)	0
CareView Communications, Inc.	(165,489)	(8,299)
Cibus, Inc.	(17,489)	(118,401)
Establishment Labs Holdings, Inc.	(5,527)	(253,247)
Legend Biotech Corp. - ADR	(2,750)	(158,263)
LifeStance Health Group, Inc.	(37,744)	(238,165)
Neogen Corp.	(14,396)	(248,331)
PROCEPT BioRobotics Corp.	(4,876)	(385,204)
		(1,409,910)
Industrials — (2.0)%
ACV Auctions, Inc. - Class A	(11,451)	(214,248)
Ameresco, Inc. - Class A	(5,730)	(174,478)
Applied Energetics, Inc.	(54,756)	(54,756)
Corporate Resource Services, Inc.(a)	(218,896)	(22)
Custom Truck One Source, Inc.	(28,940)	(118,654)
Driven Brands Holdings, Inc.	(19,210)	(275,471)
DynaMotive Energy Systems Corp.(a)	(72,185)	(7)
Ener1, Inc.(a)	(102,820)	(10)
Hyliion Holdings Corp.	(47,992)	(89,745)
LanzaTech Global, Inc.	(46,248)	(68,910)
Spire Global, Inc.	(14,089)	(120,884)
Sunrun, Inc.	(6,004)	(123,202)
Valence Technology, Inc.(a)	(27,585)	(3)
		(1,240,390)
Information Technology — (4.0)%
Alpha & Omega Semiconductor Ltd.	(3,772)	(157,707)
Amplitude, Inc. - Class A	(16,279)	(143,418)
ANTs software, Inc.(a)	(10,334)	(1)
Astera Labs, Inc.	(3,891)	(167,547)
Consygen, Inc.(a)	(200)	0
Entegris, Inc.	(2,477)	(287,010)
Evolv Technologies Holdings, Inc.	(44,974)	(177,198)
Impinj, Inc.	(2,232)	(375,199)
Interliant, Inc.(a)	(600)	0
IonQ, Inc.	(16,516)	(122,549)
Lightwave Logic, Inc.	(54,237)	(159,999)
MicroVision, Inc.	(85,226)	(80,811)
Nestor, Inc.(a)	(15,200)	(2)
NextNav, Inc.	(21,152)	(162,236)
Novanta, Inc.	(1,079)	(197,759)
Samsara, Inc. - Class A	(4,600)	(188,922)
Snowflake, Inc. - Class A	(817)	(93,326)
Sprout Social, Inc. - Class A	(6,472)	(201,279)
Tiger Telematics, Inc.(a)	(6,510)	0
Uni-Pixel, Inc.(a)	(19,665)	0
Worldgate Communications, Inc.(a)	(582,655)	(58)
XRiver Corp.(a)	(34,156)	0
		(2,515,021)
Materials — (0.7)%
ASP Isotopes, Inc.	(48,430)	(114,779)
Coeur Mining, Inc.	(57,619)	(353,781)
		(468,560)
TOTAL COMMON STOCKS (Proceeds $16,642,562)		(11,814,494)
TOTAL SECURITIES SOLD SHORT — (18.8)% (Proceeds $16,642,562)		$(11,814,494)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as valuation designee. These securities represented $(104) or 0.0% of net assets as of August 31, 2024.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 31

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Schedule of Investments (continued)

Contracts For Difference held by the Fund at August 31, 2024, are as follows:

Reference Entity	counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Fositek Corp.	Morgan Stanley	Pay	EFFR + (34.75)% = (29.42)%	Termination	07/16/2027	$(150,234)	$(18,603)
Total Unrealized Appreciation (Depreciation)							$(18,603)

There are no upfront payments or receipts associated with contracts for difference in the Fund as of August 31, 2024.

EFFR - Effective Federal Funds Rate

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 32

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2024 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Investments:
Common Stocks	$59,201,073	$1,504,971	$—	$60,706,044
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	9,268,044
Money Market Funds	607,947	—	—	607,947
Total Investments	$59,809,020	$1,504,971	$—	$70,582,035

Liabilities:
Investments:
Common Stocks	(11,806,090)	(8,300)	(104)	(11,814,494)
Total Investments	$(11,806,090)	$(8,300)	$(104)	$(11,814,494)

Other Financial Instruments*:
Contracts For Difference	(18,603)	—	—	(18,603)
Total Other Financial Instruments	$(18,603)	$—	$—	$(18,603)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of August 31, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. These investments can be classified as Investments Purchased with Proceeds from Securities Lending and their fair value totals to $9,268,044. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 33

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Schedule of Investments

	Shares	Value
COMMON STOCKS — 94.0%
Communication Services — 5.0%
Alphabet, Inc. - Class A (a)	47,267	$7,722,482
Cars.com, Inc. (b)	38,114	679,954
Deutsche Telekom AG	99,060	2,818,556
Informa PLC	377,194	4,152,830
Live Nation Entertainment, Inc. (b)	37,961	3,707,651
Omnicom Group, Inc.	30,660	3,079,184
Take-Two Interactive Software, Inc. (a)(b)	22,221	3,593,358
T-Mobile US, Inc. (a)	20,095	3,993,278
		29,747,293
Consumer Discretionary — 7.5%
AutoNation, Inc. (b)	10,724	1,908,658
AutoZone, Inc. (b)(c)	761	2,421,106
Booking Holdings, Inc.	1,831	7,157,800
Churchill Downs, Inc.	26,341	3,660,609
eBay, Inc.	18,510	1,093,941
Flutter Entertainment PLC (b)	19,172	4,095,362
Frontdoor, Inc. (a)(b)	141,090	6,783,607
Genting Singapore Ltd.	151,200	93,313
Lennar Corp. - Class A	10,978	1,998,655
LKQ Corp. (a)	20,633	858,127
MGM Resorts International (b)	26,814	1,007,938
Restaurant Brands International, Inc.	35,721	2,481,895
Ross Stores, Inc.	10,438	1,572,067
Starbucks Corp.	11,451	1,082,921
Tempur Sealy International, Inc. (a)	34,168	1,791,428
TJX Cos., Inc. (a)	24,890	2,918,850
Wyndham Hotels & Resorts, Inc.	40,333	3,174,207
		44,100,484
Consumer Staples — 4.2%
Albertsons Cos., Inc. - Class A (a)	117,848	2,312,178
BJ’s Wholesale Club Holdings, Inc. (b)	23,214	1,856,192
Constellation Brands, Inc. - Class A	8,578	2,064,810
J M Smucker Co.	8,613	987,739
Nomad Foods Ltd.	109,354	2,055,855
Philip Morris International, Inc.	42,518	5,242,044
Simply Good Foods Co. (a)(b)	56,638	1,789,195
Target Corp.	18,323	2,814,779
US Foods Holding Corp. (a)(b)	34,713	2,055,357
Walmart, Inc.	48,693	3,760,560
		24,938,709
Energy — 6.8%
Canadian Natural Resources Ltd.	77,804	2,817,283
Cenovus Energy, Inc.	254,252	4,713,832
Cheniere Energy, Inc.	28,673	5,311,960
Diamondback Energy, Inc.	27,616	5,388,158
Enterprise Products Partners LP	109,298	3,206,803
Kosmos Energy Ltd. (a)(b)	193,121	940,499
Marathon Petroleum Corp. (a)	20,795	3,683,211
MEG Energy Corp. (b)	164,900	3,284,173
Noble Corp. PLC	17,829	680,177
Phillips 66	24,507	3,438,577
Schlumberger Ltd.	110,371	4,855,220
Scorpio Tankers, Inc.	9,441	675,409
Weatherford International PLC	13,784	1,446,493
		40,441,795
Financials — 18.8%
AIB Group PLC	197,995	1,192,305
American Express Co.	11,155	2,885,241
Ameriprise Financial, Inc. (a)	10,381	4,665,637
Aon PLC - Class A	11,556	3,972,028
Arthur J Gallagher & Co.	7,129	2,085,731
Bank of America Corp. (a)	145,977	5,948,563
Bankinter SA	104,718	924,769
Beazley PLC	229,950	2,276,892
Berkshire Hathaway, Inc. - Class B (a)(b)	6,189	2,945,469
Blue Owl Capital, Inc. - Class A	94,762	1,671,602
BNP Paribas SA	15,692	1,085,378
Charles Schwab Corp.	12,800	833,280
Chubb Ltd.	11,466	3,258,408
Commerzbank AG	60,725	900,356
Corpay, Inc. (b)	4,279	1,350,238
Discover Financial Services	20,743	2,877,261
East West Bancorp, Inc. (a)	38,041	3,198,107
Evercore, Inc. - Class A	5,081	1,248,605
Everest Group Ltd.	8,223	3,225,389
Fidelity National Information Services, Inc.	17,624	1,453,099
Fifth Third Bancorp (a)	52,863	2,256,721
First American Financial Corp.	25,343	1,616,883
Fiserv, Inc. (b)	8,643	1,509,068
Goldman Sachs Group, Inc. (a)	2,789	1,423,087
Hana Financial Group, Inc.	28,115	1,305,233
Huntington Bancshares, Inc. (a)	268,219	4,015,238
Hyundai Marine & Fire Insurance Co., Ltd.	44,479	1,158,903
ING Groep NV	166,046	3,019,071
JPMorgan Chase & Co. (a)	46,097	10,362,606
Lancashire Holdings Ltd.	144,888	1,278,692
LPL Financial Holdings, Inc.	10,234	2,295,896
Markel Group, Inc. (a)(b)	1,657	2,652,327
Morgan Stanley	25,133	2,604,030
NatWest Group PLC	367,777	1,675,479
Nordea Bank Abp	205,697	2,429,064
Progressive Corp. (c)	12,200	3,076,840
Renaissance Holdings Ltd.	11,180	2,848,552
SLM Corp. (a)	55,294	1,219,786
Sumitomo Mitsui Financial Group, Inc.	12,200	805,118
Synchrony Financial (a)	11,854	595,782
Travelers Cos., Inc.	9,058	2,065,858
United Overseas Bank Ltd.	50,900	1,223,585
Voya Financial, Inc.	18,905	1,339,041
W R Berkley Corp. (a)	11,071	660,939
Wells Fargo & Co. (a)	140,449	8,212,053
White Mountains Insurance Group Ltd.	1,049	1,934,608
		111,582,818
Health Care — 12.6%
Abbott Laboratories (a)	42,937	4,863,474
AbbVie, Inc. (a)	46,580	9,144,120
Amgen, Inc.	18,976	6,334,758
AstraZeneca PLC	15,477	2,712,589
Avantor, Inc. (a)(b)	49,485	1,278,692
Boston Scientific Corp. (a)(b)	19,913	1,628,684
Cencora, Inc.	12,346	2,957,731
Centene Corp. (a)(b)	35,977	2,836,067
Cigna Group (a)	8,027	2,904,249

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 34

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Schedule of Investments (continued)

	Shares	Value
Health Care — (continued)
Cross Country Healthcare, Inc. (b)	83,635	$1,247,834
CVS Health Corp. (a)	6,055	346,588
Elevance Health, Inc. (a)	7,735	4,307,544
HCA Healthcare, Inc.	4,999	1,977,554
Henry Schein, Inc. (b)	6,338	447,146
Humana, Inc.	6,354	2,252,302
ICON PLC (b)	12,122	3,904,011
IQVIA Holdings, Inc. (b)	1,392	350,158
Johnson & Johnson	14,802	2,455,060
McKesson Corp.	6,162	3,457,375
Medtronic PLC	28,698	2,542,069
Merck & Co., Inc.	2,664	315,551
Molina Healthcare, Inc. (a)(b)	1,980	692,584
Novo Nordisk AS	4,952	687,883
Pfizer, Inc.	3,582	103,914
Sandoz Group AG	47,497	2,077,461
Sanofi SA	12,107	1,358,867
Stryker Corp.	1,453	523,690
Thermo Fisher Scientific, Inc.	396	243,568
UCB SA	7,973	1,444,014
UnitedHealth Group, Inc.	15,326	9,045,405
		74,440,942
Industrials — 17.0%
AAR Corp. (b)	38,387	2,525,097
Acuity Brands, Inc.	7,249	1,846,320
Advanced Drainage Systems, Inc.	17,918	2,808,826
Airbus Group SE	17,094	2,625,886
Allegion PLC	18,065	2,508,145
Allison Transmission Holdings, Inc. (a)	32,852	3,047,023
AMETEK, Inc. (a)	14,466	2,474,409
ANDRITZ AG	22,795	1,502,788
Atmus Filtration Technologies, Inc.	34,265	1,228,400
Beacon Roofing Supply, Inc. (a)(b)	32,031	2,902,009
Brink’s Co.	28,409	3,151,410
Builders FirstSource, Inc. (b)	26,245	4,566,630
Carlisle Cos., Inc.	3,090	1,309,542
Clean Harbors, Inc. (b)	12,569	3,090,717
Curtiss-Wright Corp.	9,253	2,922,653
Dover Corp. (a)	13,403	2,493,360
Eiffage SA	12,467	1,308,601
Embraer SA - ADR (b)	90,590	3,010,306
Emerson Electric Co.	10,704	1,128,094
Equifax, Inc.	7,963	2,445,676
Ferguson Enterprises, Inc.	9,696	1,994,564
Fortive Corp. (a)	20,336	1,512,998
General Dynamics Corp.	5,033	1,506,679
Honeywell International, Inc.	16,501	3,430,723
Howmet Aerospace, Inc. (a)	18,356	1,774,291
Huron Consulting Group, Inc. (b)	26,555	2,932,734
Jacobs Solutions, Inc.	24,394	3,680,567
Leidos Holdings, Inc. (a)	16,184	2,565,326
Masco Corp. (a)	39,944	3,177,945
NEXTracker, Inc. - Class A (b)	25,274	1,027,894
nVent Electric PLC	18,265	1,241,289
Otis Worldwide Corp.	26,614	2,520,080
Parker-Hannifin Corp. (a)	2,637	1,582,727
Resideo Technologies, Inc. (b)	99,835	2,012,674
Robert Half, Inc. (a)	40,090	2,512,440
Ryanair Holdings PLC - ADR	4,067	453,308
Science Applications International Corp. (a)	19,463	2,541,673
Siemens AG	10,627	1,998,997
SS&C Technologies Holdings, Inc. (a)	47,763	3,586,524
Textron, Inc.	25,039	2,283,557
Valmont Industries, Inc. (a)	6,837	1,953,741
WESCO International, Inc.	13,212	2,185,000
Westinghouse Air Brake Technologies Corp.	18,787	3,185,712
		100,557,335
Information Technology — 12.0%
Adeia, Inc.	269,091	3,390,547
Advanced Micro Devices, Inc. (b)	14,843	2,205,076
Applied Materials, Inc.	12,000	2,367,120
Arrow Electronics, Inc. (a)(b)	14,515	1,960,686
Broadcom, Inc.	26,200	4,265,884
Capgemini SE	12,063	2,499,015
CDW Corp.	8,889	2,005,714
Celestica, Inc. (b)	44,133	2,247,252
Check Point Software Technologies Ltd. (b)	26,209	5,045,233
Dell Technologies, Inc. - Class C	27,176	3,139,915
Flex Ltd. (b)	145,105	4,714,461
Gen Digital, Inc. (a)	135,342	3,581,149
Hewlett Packard Enterprise Co.	84,905	1,644,610
InterDigital, Inc.	20,336	2,817,756
Jabil, Inc. (a)	12,863	1,405,669
Keysight Technologies, Inc. (b)	13,111	2,020,667
Lam Research Corp.	2,807	2,304,575
Microchip Technology, Inc. (a)	31,319	2,573,169
Micron Technology, Inc.	14,576	1,402,794
NetApp, Inc.	10,380	1,253,074
Nice Ltd. - ADR (b)	20,961	3,641,764
NXP Semiconductors NV	6,925	1,775,293
Oracle Corp. (a)	21,311	3,011,031
QUALCOMM, Inc.	6,285	1,101,761
Samsung Electronics Co., Ltd.	72,982	4,053,298
Teradyne, Inc.	9,866	1,348,978
Zebra Technologies Corp. - Class A (b)	8,685	2,999,625
		70,776,116
Materials — 4.2%
Andrada Mining Ltd. (b)	2,585,137	115,432
CRH PLC	51,326	4,658,861
DuPont de Nemours, Inc. (a)	30,382	2,559,683
FMC Corp.	15,213	982,456
Kinross Gold Corp.	616,799	5,575,863
Methanex Corp.	52,885	2,469,201
Mosaic Co.	89,483	2,556,529
Reliance, Inc.	2,647	758,763
Teck Resources Ltd. - Class B	87,274	4,180,425
United States Steel Corp.	29,328	1,111,824
		24,969,037
Real Estate — 2.2%
Americold Realty Trust, Inc. (a)	56,661	1,643,169
Essex Property Trust, Inc.	6,198	1,870,494
Extra Space Storage, Inc.	7,557	1,337,589
Kimco Realty Corp.	91,104	2,119,079
Lamar Advertising Co. - Class A (a)	10,555	1,327,608
Regency Centers Corp. (a)	18,202	1,323,103
VICI Properties, Inc. (a)	63,198	2,115,869
Weyerhaeuser Co.	48,101	1,466,600
		13,203,511

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 35

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Schedule of Investments (continued)

	Shares	Value
Utilities — 3.7%
American Electric Power Co., Inc.	12,273	$1,230,736
CenterPoint Energy, Inc. (a)	90,023	2,457,628
FirstEnergy Corp. (a)	55,253	2,426,712
New Jersey Resources Corp.	13,692	634,077
NiSource, Inc. (a)	95,987	3,173,330
OGE Energy Corp.	64,415	2,548,257
PPL Corp. (a)	95,308	3,041,278
Southern Co.	32,090	2,772,576
SSE PLC	69,624	1,731,709
Talen Energy Corp. (b)	12,624	1,888,677
		21,904,980
TOTAL COMMON STOCKS (Cost $373,208,800)		556,663,020

	Contracts
WARRANTS — 0.0%(d)
Andrada Mining Ltd., Expires 07/17/2025, Exercise Price $0.10 (b)(e)	1,400,000	5
TOTAL WARRANTS (Cost $18,309)		5

	Par
CONVERTIBLE NOTES — 0.2%
Andrada Mining Ltd., 12.00%, 07/31/2026 (e)	GBP 700,000	841,446
TOTAL CONVERTIBLE NOTES (Cost $915,464)		841,446

	Shares
SHORT-TERM INVESTMENTS — 0.0%(d)
Money Market Funds — 0.0%(d)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 5.15% (a)(f)	2,039	2,039
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 5.11% (a)(f)	2,039	2,039
Fidelity Treasury Portfolio - Class I, 5.16% (a)(f)	2,038	2,038
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 5.12% (a)(f)	2,039	2,039
TOTAL SHORT-TERM INVESTMENTS (Cost $8,155)		8,155
TOTAL INVESTMENTS — 94.2% (Cost $374,150,728)		557,512,626
Other Assets in Excess of Liabilities — 5.8%		34,439,190
TOTAL NET ASSETS — 100.0%		$591,951,816

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR	American Depositary Receipt
AG	Aktiengesellschaft
NV	Naamloze Vennootschap
PLC	Public Limited Company
SA	Sociedad Anónima
GBP	British Pound
(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

(b)	Non-income producing security.

(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.

(d)	Represents less than 0.05% of net assets.

(e)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as valuation designee. These securities represented $841,451 or 0.2% of net assets as of August 31, 2024.

(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 36

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Schedule of Investments (continued)

Schedule of Written Options	Notional Amount	Number of Contracts	Value
WRITTEN OPTIONS — 0.0% (a)(b)(c)
Call Options — 0.0% (a)(b)(c)
AutoZone, Inc., Expiration: 09/20/2024; Exercise Price: $3,300.00	$(1,590,740)	(5)	$(7,500)
Progressive Corp., Expiration: 09/20/2024; Exercise Price: $240.00	(1,992,380)	(79)	(106,097)
Total Call Options			(113,597)
TOTAL WRITTEN OPTIONS (Premiums received $69,105)			(113,597)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 37

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Schedule of Investments (continued)

Schedule Of Securities Sold Short	Shares	Value
COMMON STOCKS — (18.9)%
Communication Services — (1.3)%
Angi, Inc.	(218,301)	$(589,413)
Cable One, Inc.	(2,126)	(749,883)
Clear Channel Outdoor Holdings, Inc.	(698,475)	(1,047,712)
Dentsu Group, Inc.	(56,400)	(1,734,500)
Lions Gate Entertainment Corp. - Class A	(79,690)	(619,191)
Roblox Corp. - Class A	(22,874)	(1,006,227)
Rumble, Inc.	(138,628)	(797,111)
TELUS Corp.	(54,709)	(883,772)
		(7,427,809)
Consumer Discretionary — (3.5)%
Accor SA	(27,945)	(1,178,296)
Birkenstock Holding PLC	(15,294)	(763,171)
Canada Goose Holdings, Inc.	(26,466)	(308,858)
Choice Hotels International, Inc.	(15,309)	(1,953,275)
Deckers Outdoor Corp.	(1,552)	(1,488,818)
Krispy Kreme, Inc.	(37,494)	(422,557)
LGI Homes, Inc.	(22,840)	(2,463,979)
Lowe’s Cos., Inc.	(3,633)	(902,801)
Marriott Vacations Worldwide Corp.	(4,477)	(331,298)
NIKE, Inc. - Class B	(5,410)	(450,761)
Nokian Renkaat Oyj	(281,919)	(2,672,443)
Playa Hotels & Resorts NV	(196,904)	(1,551,604)
QuantumScape Corp.	(335,146)	(1,947,198)
Revolve Group, Inc.	(46,490)	(1,065,551)
Sabre Corp.	(398,199)	(1,214,507)
SJM Holdings Ltd.	(3,233,000)	(982,467)
Soho House & Co., Inc.	(142,858)	(898,577)
		(20,596,161)
Consumer Staples — (1.1)%
Barry Callebaut AG	(690)	(1,116,923)
Church & Dwight Co., Inc.	(13,758)	(1,401,665)
Davide Campari-Milano NV	(86,443)	(799,232)
Duckhorn Portfolio, Inc.	(101,897)	(645,008)
Hormel Foods Corp.	(43,474)	(1,415,079)
TreeHouse Foods, Inc.	(35,192)	(1,446,039)
		(6,823,946)
Energy — (2.0)%
Core Laboratories, Inc.	(43,726)	(855,281)
CVR Energy, Inc.	(78,370)	(1,992,165)
Matador Resources Co.	(35,861)	(2,034,036)
Neste Oyj	(50,253)	(1,172,616)
New Fortress Energy, Inc.	(85,580)	(1,054,346)
Occidental Petroleum Corp.	(67,740)	(3,859,825)
PBF Energy, Inc. - Class A	(26,238)	(893,666)
		(11,861,935)
Financials — (3.2)%
Aozora Bank Ltd.	(129,600)	(2,396,749)
Ashmore Group PLC	(456,739)	(1,053,807)
AssetMark Financial Holdings, Inc.	(70,101)	(2,464,050)
EQT AB	(94,530)	(3,168,906)
Hang Seng Bank Ltd.	(211,400)	(2,545,551)
Kinsale Capital Group, Inc.	(2,706)	(1,328,889)
T Rowe Price Group, Inc.	(22,573)	(2,393,641)
Texas Capital Bancshares, Inc.	(26,166)	(1,758,878)
Trupanion, Inc.	(8,076)	(369,315)
United Bankshares, Inc.	(34,931)	(1,357,768)
		(18,837,554)
Health Care — (1.4)%
10X Genomics, Inc. - Class A	(19,618)	(458,080)
agilon health, Inc.	(99,578)	(406,278)
Ambu AS - Class B	(21,027)	(399,031)
Carl Zeiss Meditec AG	(9,672)	(710,032)
Cassava Sciences, Inc.	(12,417)	(356,492)
Dexcom, Inc.	(10,344)	(717,253)
GRAIL, Inc.	(915)	(12,911)
Guardant Health, Inc.	(19,963)	(510,653)
Illumina, Inc.	(5,490)	(721,386)
Legend Biotech Corp. - ADR	(16,104)	(926,785)
Moderna, Inc.	(3,907)	(302,402)
MoonLake Immunotherapeutics	(6,323)	(295,853)
Neogen Corp.	(35,596)	(614,031)
Oxford Nanopore Technologies PLC	(434,490)	(669,333)
Privia Health Group, Inc.	(40,021)	(806,023)
Recursion Pharmaceuticals, Inc. - Class A	(65,617)	(477,692)
		(8,384,235)
Industrials — (2.5)%
Atlas Arteria Ltd.	(727,378)	(2,502,954)
Fastenal Co.	(28,477)	(1,944,410)
Husqvarna AB - Class B	(296,538)	(2,004,661)
Kornit Digital Ltd.	(61,585)	(1,144,249)
Montrose Environmental Group, Inc.	(71,762)	(2,360,970)
Nidec Corp.	(34,700)	(1,414,850)
Proto Labs, Inc.	(59,818)	(1,829,234)
SiteOne Landscape Supply, Inc.	(11,935)	(1,693,099)
		(14,894,427)
Information Technology — (1.3)%
Amdocs Ltd.	(18,472)	(1,606,510)
Cognex Corp.	(58,626)	(2,367,318)
Palantir Technologies, Inc. - Class A	(51,217)	(1,612,311)
Power Integrations, Inc.	(23,786)	(1,596,040)
Snowflake, Inc. - Class A	(6,134)	(700,687)
		(7,882,866)
Materials — (2.0)%
Axalta Coating Systems Ltd.	(21,454)	(783,071)
Boliden AB	(71,765)	(2,192,320)
Compass Minerals International, Inc.	(22,111)	(195,240)
Ganfeng Lithium Group Co., Ltd. - Class H(a)	(267,400)	(589,046)
Huntsman Corp.	(38,925)	(858,296)
Lynas Rare Earths Ltd.	(174,181)	(823,171)
MP Materials Corp.	(79,194)	(1,021,603)
Ryerson Holding Corp.	(113,533)	(2,272,931)
Sumitomo Chemical Co., Ltd.	(485,800)	(1,398,632)
Summit Materials, Inc. - Class A	(36,981)	(1,497,730)
		(11,632,040)
Real Estate — (0.6)%
Camden Property Trust	(3,959)	(495,667)
Compass, Inc. - Class A	(129,674)	(665,228)
Mid-America Apartment Communities, Inc.	(3,516)	(570,893)
Nomura Real Estate Master Fund, Inc.	(503)	(509,448)
Segro PLC	(44,077)	(507,460)

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 38

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Schedule of Investments (continued)

	Shares	Value
Real Estate — (continued)
Unibail-Rodamco-Westfield	(10,708)	$(856,255)
		(3,604,951)
TOTAL COMMON STOCKS (Proceeds $124,116,801)		(111,945,924)

PREFERRED STOCKS — (0.3)%
Consumer Discretionary — (0.3)%
Dr Ing hc F Porsche AG(a)	(23,602)	(1,851,091)
TOTAL PREFERRED STOCKS (Proceeds $2,115,269)		(1,851,091)
TOTAL SECURITIES SOLD SHORT — (19.2)% (Proceeds $126,232,070)		$(113,797,015)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $(2,440,137) or -0.4% of the Fund’s net assets.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 39

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Schedule of Investments (continued)

Contracts For Difference held by the Fund at August 31, 2024, are as follows:

Reference Entity	counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Acer, Inc.	Goldman Sachs	Pay	EFFR + (2.50)% = 1.33%	Termination	12/08/2025		$(1,136,488)	$(542,329)
Acushnet Holdings Corp.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(1,255,594)	(18,674)
Amcor PLC	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(634,977)	(27,537)
Antero Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(1,993,104)	(4,863)
Ascendis Pharma AS	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(713,710)	5,758
Avanza Bank Holding AB	Morgan Stanley	Pay	STIB1D INDEX + (0.30)% = 3.19%	Termination	08/27/2027	SEK	(10,951,595)	(846)
Bank of Hawaii Corp.	Goldman Sachs	Pay	EFFR + (0.25)% = 4.97%	Termination	03/02/2026		(928,782)	(27,938)
Bank of Hawaii Corp.	Morgan Stanley	Pay	EFFR + (0.25)% = 4.80%	Termination	12/08/2025		(2,197,179)	415,833
BlackLine, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	12/08/2025		(1,001,851)	368,182
CBRE Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(2,099,002)	(39,134)
Cincinnati Financial Corp.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(1,558,853)	(55,656)
Commerce Bancshares, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	10/06/2026		(368,765)	(108,922)
Commerce Bancshares, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	12/08/2025		(2,087,095)	144,446
Commonwealth Bank of Australia	Morgan Stanley	Pay	RBA Cash Rate Overnight + (0.55)% = 3.79%	Termination	12/08/2025	AUD	(6,005,196)	(1,046,593)
Community Financial System, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	10/06/2026		(369,284)	(112,452)
Community Financial System, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	12/08/2025		(2,998,552)	167,973
Compal Electronics, Inc.	Goldman Sachs	Pay	EFFR + (1.25)% = 4.83%	Termination	12/08/2025		(822,995)	(243,278)
Corcept Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(776,106)	(21,469)
Credit Acceptance Corp.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	03/02/2026		(571,499)	1,738
Credit Acceptance Corp.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	12/08/2025		(1,351,537)	80,607
Cullen/Frost Bankers, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	04/06/2026		(523,441)	(39,081)
Cullen/Frost Bankers, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	12/08/2025		(907,941)	257,419
CVB Financial Corp.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	10/06/2026		(852,441)	(79,486)
CVB Financial Corp.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	12/08/2025		(348,617)	184,367
Dayforce, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	12/08/2025		(550,604)	105,261
Digital Realty Trust, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(597,192)	(2,870)
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(1,199,508)	(11,488)
EcoPro BM Co., Ltd.	Morgan Stanley	Pay	EFFR + (0.62)% = 1.96%	Termination	10/20/2026		(828,744)	391,764
EcoPro Co., Ltd.	Bank of America Securities, Inc.	Pay	EFFR + (0.40)% = 5.24%	Termination	10/23/2026		(538,905)	441,299
EcoPro Co., Ltd.	Goldman Sachs	Pay	EFFR + (10.00)% = (4.97)%	Termination	10/30/2026		(378,066)	167,230
Entegris, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(3,313,303)	(106,309)
Erie Indemnity Co.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(1,391,534)	(60,355)
Exponent, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(2,402,403)	(98,704)
First Financial Bankshares, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	03/02/2026		(1,776,132)	(188,923)
First Financial Bankshares, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	12/08/2025		(1,496,371)	29,317
Floor & Decor Holdings, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	04/13/2026		(304,825)	(20,141)
Floor & Decor Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	12/08/2025		(708,260)	(216,434)

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 40

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Schedule of Investments (continued)

Reference Entity	counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Fox Corp.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		$(1,342,787)	$(17,794)
Furukawa Electric Co. Ltd.	Morgan Stanley	Pay	TONA + (0.45)% = (0.22)%	Termination	08/27/2027	JPY	(403,200,000)	4,512
Glacier Bancorp, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	03/02/2026		(1,927,333)	(429,080)
Glacier Bancorp, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	12/08/2025		(2,144,582)	464,112
GoodRx Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(935,866)	(39,140)
Infosys Ltd.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(1,408,161)	(55,143)
KakaoBank Corp.	Goldman Sachs	Pay	EFFR + (0.37)% = 4.33%	Termination	12/08/2025		(445,209)	158,084
KakaoBank Corp.	Bank of America Securities, Inc.	Pay	OBFR + (0.50)% = 3.31%	Termination	10/12/2026		(45,462)	1,718
KB Home	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(1,432,446)	(31,249)
Kimberly-Clark Corp.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(2,196,083)	1,877
Kinsale Capital Group, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	09/21/2026		(171,390)	(19,038)
Kinsale Capital Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	12/08/2025		(671,811)	(242,232)
Liberty Global Ltd.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(1,534,653)	(24,611)
Life Time Group Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(1,149,869)	5,376
Madrigal Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(695,177)	5,249
Moelis & Co.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(1,714,900)	(33,300)
Myriad Genetics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	12/08/2025		(753,691)	(190,483)
National Beverage Corp.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	12/15/2025		(114,435)	16,945
National Beverage Corp.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	12/08/2025		(1,323,730)	164,516
Netmarble Corp.	Goldman Sachs	Pay	EFFR + (2.75)% = 2.58%	Termination	03/10/2026		(214,724)	5,645
Netmarble Corp.	Morgan Stanley	Pay	EFFR + (0.62)% = (2.42)%	Termination	03/16/2026		(1,150,711)	(88,939)
Northrop Grumman Corp.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(1,812,399)	(44,799)
Novanta, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	08/31/2026		(1,943,684)	(411,459)
Novanta, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	12/08/2025		(1,277,278)	(150,082)
Pan Jit International, Inc.	Goldman Sachs	Pay	EFFR + (5.25)% = (0.17)%	Termination	12/08/2025		(1,477,337)	160,676
Permian Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(1,718,241)	(6,275)
Posco Future M Co., Ltd.	Bank of America Securities, Inc.	Pay	EFFR + (0.40)% = 5.32%	Termination	10/23/2026		(1,409,982)	577,423
Rhythm Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(661,729)	(42,593)
RLI Corp.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	12/08/2025		(1,339,900)	(163,946)
Sagax AB	Morgan Stanley	Pay	STIB1D INDEX + (0.30)% = 3.19%	Termination	08/27/2027	SEK	(12,372,644)	29,937
SDI Corp.	Goldman Sachs	Pay	EFFR + (7.00)% = (2.42)%	Termination	12/08/2025		(485,699)	(113,678)
Shenzhen Dynanonic Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.62)% = 4.71%	Termination	08/06/2026		(119,432)	45,225
Shenzhen Dynanonic Co., Ltd.	Bank of America Securities, Inc.	Pay	EFFR + (14.25)% = (5.19)%	Termination	10/20/2026		(54,287)	104,470
Shenzhen Dynanonic Co., Ltd.	Morgan Stanley	Pay	EFFR + (14.25)% = (5.19)%	Termination	10/20/2026		(192,720)	374,615
Shenzhen Goodix Technology Co., Ltd.	Morgan Stanley	Pay	EFFR + (4.45)% = 0.88%	Termination	08/03/2026		(881,861)	(145,131)
SL Green Realty Corp.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(2,188,391)	(84,344)
Tandem Diabetes Care, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(1,120,169)	(24,619)
TG Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(838,029)	33,571

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 41

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Schedule of Investments (continued)

Reference Entity	counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Toro Co.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		$(1,713,378)	$(43,770)
Tractor Supply Co.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(1,136,820)	(12,888)
Treasury Wine Estates Ltd.	Morgan Stanley	Pay	RBA Cash Rate Overnight + (0.55)% = 3.79%	Termination	08/27/2027	AUD	(1,743,749)	26,451
Twist Bioscience Corp.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	08/23/2027		(756,484)	(12,703)
VAT Group AG	Morgan Stanley	Pay	SARON + 0.35% = 0.76%	Termination	12/08/2025	CHF	(2,746,053)	(1,077,258)
Wolfspeed, Inc.	Goldman Sachs	Pay	EFFR + (0.25)% = 5.08%	Termination	08/31/2026		(367,419)	1,243,511
Wolfspeed, Inc.	Morgan Stanley	Pay	EFFR + (0.25)% = 5.08%	Termination	12/08/2025		(92,869)	745,185
Total Unrealized Appreciation (Depreciation)								$352,256

There are no upfront payments or receipts associated with contracts for difference in the Fund as of August 31, 2024.

OBFR - Overnight Bank Funding Rate

EFFR - Effective Federal Funds Rate

SARON - Swiss Average Rate Overnight

TONA - Tokyo Overnight Average Rate

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 42

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2024 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Investments:
Common Stocks	$503,505,700	$53,157,320	$—	$556,663,020
Convertible Notes	—	—	841,446	841,446
Warrants	—	—	5	5
Money Market Funds	8,155	—	—	8,155
Total Investments	$503,513,855	$53,157,320	$841,451	$557,512,626

Other Financial Instruments*:
Contracts For Difference	6,930,292	—	—	6,930,292
Total Other Financial Instruments	$6,930,292	$—	$—	$6,930,292

Liabilities:
Investments:
Common Stocks	(80,333,499)	(31,612,425)	—	(111,945,924)
Preferred Stocks	—	(1,851,091)	—	(1,851,091)
Written Options	(113,597)	—	—	(113,597)
Total Investments	$(80,447,096)	$(33,463,516)	$—	$(113,910,612)

Other Financial Instruments*:
Contracts For Difference	(6,578,036)	—	—	(6,578,036)
Total Other Financial Instruments	$(6,578,036)	$—	$—	$(6,578,036)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of August 31, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 43

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS SMALL CAP VALUE FUND II	Schedule of Investments

	Shares	Value
COMMON STOCKS — 96.8%
Communication Services — 3.8%
Cars.com, Inc. (a)	206,060	$3,676,110
Liberty Media Corp.-Liberty Live - Class A (a)	83,519	3,307,352
Magnite, Inc. (a)	299,569	4,131,057
Nexstar Media Group, Inc. (b)	17,631	3,012,785
Stagwell, Inc. (a)(b)	394,926	2,839,518
TEGNA, Inc.	301,995	4,191,691
Vivid Seats, Inc. - Class A (a)(b)	397,510	1,848,422
		23,006,935
Consumer Discretionary — 12.6%
Beazer Homes USA, Inc. (a)	185,499	5,802,409
Bowlero Corp. (b)	352,736	3,897,733
Boyd Gaming Corp.	61,232	3,675,145
Brinker International, Inc. (a)	49,674	3,552,684
Build-A-Bear Workshop, Inc. (b)	51,991	1,735,460
Caleres, Inc. (b)	82,459	3,473,998
Carriage Services, Inc.	136,448	4,523,251
Frontdoor, Inc. (a)	130,764	6,287,133
Grand Canyon Education, Inc. (a)	27,071	3,925,566
Group 1 Automotive, Inc. (b)	12,584	4,741,148
Guess?, Inc. (b)	107,676	2,231,047
Installed Building Products, Inc. (b)	8,629	1,918,313
J Jill, Inc.	119,607	3,890,816
Laureate Education, Inc.	232,072	3,578,550
Movado Group, Inc.	93,511	2,231,172
Perdoceo Education Corp.	144,901	3,251,578
Phinia, Inc. (b)	68,938	3,306,266
Steven Madden Ltd. (b)	73,632	3,320,803
Taylor Morrison Home Corp. (a)	38,028	2,560,425
Unifi, Inc. (a)	291,042	1,987,817
United Homes Group, Inc. (a)(b)	226,618	1,380,104
Universal Technical Institute, Inc. (a)	256,762	4,480,497
		75,751,915
Consumer Staples — 2.3%
Nomad Foods Ltd.	190,319	3,577,997
Simply Good Foods Co. (a)(b)	61,293	1,936,246
Universal Corp.	55,189	2,996,763
Utz Brands, Inc. (b)	158,411	2,675,562
Vector Group Ltd.	192,620	2,885,447
		14,072,015
Energy — 6.8%
Archrock, Inc.	150,883	3,052,363
ChampionX Corp.	75,516	2,350,813
Expro Group Holdings NV (a)	190,103	3,775,446
Kosmos Energy Ltd. (a)(b)	286,299	1,394,276
Newpark Resources, Inc. (a)	358,790	2,952,842
Noble Corp., PLC (b)	61,929	2,362,591
Par Pacific Holdings, Inc. (a)	102,688	2,304,319
Select Water Solutions, Inc. (b)	233,669	2,694,203
Vermilion Energy, Inc. (b)	129,062	1,326,757
Viper Energy, Inc.	165,361	7,871,184
Weatherford International PLC	50,160	5,263,790
World Kinect Corp.	179,102	5,156,347
		40,504,931
Financials — 29.9%
AllianceBernstein Holding LP	42,789	1,473,653
AMERISAFE, Inc.	32,426	1,625,191
Assured Guaranty Ltd. (b)	55,536	4,447,323
Axis Capital Holdings Ltd.	74,632	5,961,604
Baldwin Insurance Group, Inc. - Class A (a)(b)	122,020	5,721,518
Bar Harbor Bankshares	60,963	1,954,474
BGC Group, Inc. - Class A	556,206	5,495,315
Blue Owl Capital Corp. III (b)	182,608	2,695,294
Byline Bancorp, Inc.	67,305	1,867,714
Cass Information Systems, Inc. (b)	47,255	2,052,757
Diamond Hill Investment Group, Inc.	12,393	1,958,466
Dime Community Bancshares, Inc.	71,231	1,852,718
Employers Holdings, Inc.	36,106	1,731,283
Enact Holdings, Inc.	84,104	2,989,897
Essent Group Ltd.	73,986	4,756,560
Evercore, Inc. - Class A	9,873	2,426,191
EZCORP, Inc. - Class A (a)(b)	304,405	3,719,829
Federal Agricultural Mortgage Corp. - Class C	53,726	10,609,273
First American Financial Corp.	62,517	3,988,585
First Merchants Corp.	69,206	2,699,034
First Mid Bancshares, Inc.	65,876	2,653,485
FirstCash Holdings, Inc.	59,265	7,117,134
Global Indemnity Group LLC - Class A	61,626	1,975,422
Hancock Whitney Corp.	63,040	3,387,139
Heritage Commerce Corp.	180,926	1,841,827
Heritage Financial Corp.	45,985	1,050,297
Hope Bancorp, Inc.	210,678	2,694,572
International Money Express, Inc. (a)	113,575	2,061,386
Merchants Bancorp	74,999	3,438,704
Northeast Bank	59,542	4,228,077
OceanFirst Financial Corp.	94,462	1,688,036
Old National Bancorp	194,315	3,857,153
Peapack-Gladstone Financial Corp.	106,887	3,052,693
PennyMac Financial Services, Inc.	39,323	4,246,884
Preferred Bank (b)	84,061	6,964,454
Primis Financial Corp.	257,694	3,130,982
Redwood Trust, Inc. (b)	433,115	3,278,681
S&T Bancorp, Inc. (b)	89,112	3,829,143
Shift4 Payments, Inc. - Class A (a)(b)	54,282	4,510,834
Silvercrest Asset Management Group, Inc. - Class A	181,822	2,945,516
SLM Corp.	457,055	10,082,633
SouthState Corp.	22,867	2,220,157
Stewart Information Services Corp.	61,810	4,568,377
StoneX Group, Inc. (a)	47,567	3,941,402
Voya Financial, Inc.	42,621	3,018,845
Western Alliance Bancorp	89,225	7,287,898
White Mountains Insurance Group Ltd.	1,848	3,408,156
Wintrust Financial Corp.	61,119	6,649,747
		179,156,313
Health Care — 5.5%
Addus HomeCare Corp. (a)	22,191	2,951,625
AMN Healthcare Services, Inc. (a)	44,002	2,333,426
Biote Corp. (a)(b)	526,785	3,308,210
Catalyst Pharmaceuticals, Inc. (a)	139,123	2,817,241
Cross Country Healthcare, Inc. (a)	100,269	1,496,013
Evolent Health, Inc. - Class A (a)(b)	154,082	4,927,542
Fortrea Holdings, Inc. (a)(b)	98,988	2,282,663
Haemonetics Corp. (a)(b)	32,238	2,436,548
Halozyme Therapeutics, Inc. (a)	43,920	2,804,292
Lantheus Holdings, Inc. (a)(b)	24,423	2,600,317

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 44

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS SMALL CAP VALUE FUND II	Schedule of Investments (continued)

	Shares	Value
Health Care — (continued)
Organon & Co.	103,404	$2,311,079
Pediatrix Medical Group, Inc. (a)	232,203	2,521,725
		32,790,681
Industrials — 22.2%
Acuity Brands, Inc.	14,660	3,733,902
Allison Transmission Holdings, Inc.	61,498	5,703,939
Asure Software, Inc. (a)(b)	182,170	1,564,840
Atmus Filtration Technologies, Inc.	82,022	2,940,489
AZZ, Inc.	35,618	2,962,349
Beacon Roofing Supply, Inc. (a)	72,452	6,564,151
Blue Bird Corp. (a)	78,034	3,993,780
Brady Corp. - Class A	42,863	3,173,577
Brink’s Co.	94,789	10,514,944
Civeo Corp.	97,295	2,768,043
Concentrix Corp. (b)	41,374	3,112,566
CoreCivic, Inc. (a)	123,457	1,701,237
CRA International, Inc.	27,454	4,628,744
DNOW, Inc. (a)	129,409	1,684,905
DXP Enterprises, Inc. (a)	61,568	3,386,240
EnerSys	33,688	3,413,605
First Advantage Corp. (a)(b)	253,971	4,863,545
Granite Construction, Inc. (b)	64,817	4,871,646
Griffon Corp.	63,595	4,209,353
Heidrick & Struggles International, Inc.	72,163	2,785,492
Huron Consulting Group, Inc. (a)	32,758	3,617,794
IBEX Holdings Ltd. (a)	174,384	3,006,380
ICF International, Inc.	28,423	4,711,396
Janus International Group, Inc. (a)(b)	347,385	3,817,761
Karat Packaging, Inc.	95,654	2,423,872
Kelly Services, Inc. - Class A	126,754	2,675,777
Liquidity Services, Inc. (a)	103,360	2,250,147
LSI Industries, Inc.	171,012	2,720,801
Matson, Inc.	21,184	2,929,747
Primoris Services Corp.	76,156	4,298,245
Resideo Technologies, Inc. (a)	121,232	2,444,037
Science Applications International Corp.	20,356	2,658,290
Sensata Technologies Holding PLC	59,856	2,307,449
Sterling Infrastructure, Inc. (a)	19,088	2,281,589
V2X, Inc. (a)	59,166	3,351,754
Valmont Industries, Inc.	10,938	3,125,643
Viad Corp. (a)	108,825	3,744,668
WillScot Holdings Corp. (a)(b)	61,581	2,373,332
		133,316,029
Information Technology — 8.8%
Adeia, Inc.	354,464	4,466,246
Avnet, Inc.	83,295	4,596,218
Axcelis Technologies, Inc. (a)	32,338	3,535,513
Bel Fuse, Inc. - Class B (b)	34,152	2,316,530
Belden, Inc. (b)	22,139	2,375,072
Benchmark Electronics, Inc.	53,305	2,265,996
Clearfield, Inc. (a)(b)	85,747	3,198,363
CompoSecure, Inc. (b)	477,871	5,605,427
Hackett Group, Inc.	88,461	2,344,216
Insight Enterprises, Inc. (a)	11,009	2,389,724
InterDigital, Inc. (b)	54,394	7,536,833
LiveRamp Holdings, Inc. (a)	58,675	1,520,856
NCR Voyix Corp. (a)(b)	137,895	1,860,204
OSI Systems, Inc. (a)(b)	26,842	4,022,811
Photronics, Inc. (a)	123,618	3,196,761
Ultra Clean Holdings, Inc. (a)	45,048	1,698,310
		52,929,080
Materials — 2.9%
Ashland, Inc. (b)	24,177	2,163,842
Ecovyst, Inc. (a)	209,695	1,505,610
Eldorado Gold Corp. (a)	200,932	3,466,077
Knife River Corp. (a)	27,751	2,188,721
Methanex Corp.	75,571	3,528,410
Myers Industries, Inc.	77,988	1,192,437
Orion SA	179,900	3,355,135
		17,400,232
Real Estate — 1.2%
BRT Apartments Corp.	94,922	1,802,569
Cousins Properties, Inc.	93,921	2,677,688
First Industrial Realty Trust, Inc.	47,287	2,682,591
		7,162,848
Utilities — 0.8%
New Jersey Resources Corp.	46,418	2,149,617
Portland General Electric Co.	25,407	1,222,331
Pure Cycle Corp. (a)	109,257	1,163,587
		4,535,535
TOTAL COMMON STOCKS (Cost $428,586,377)		580,626,514

CLOSED END FUNDS — 0.3%
Golub Capital BDC, Inc. (b)	134,862	2,008,095
TOTAL CLOSED END FUNDS (Cost $2,158,074)		2,008,095

	Units
SHORT-TERM INVESTMENTS — 18.6%
Investments Purchased with Proceeds from Securities Lending — 18.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (c)	111,608,773	111,608,773
TOTAL SHORT-TERM INVESTMENTS (Cost $111,608,773)		111,608,773
TOTAL INVESTMENTS — 115.7% (Cost $542,353,224)		694,243,382
Liabilities in Excess of Other Assets — (15.7)%		(94,069,180)
TOTAL NET ASSETS — 100.0%		$600,174,202

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV	Naamloze Vennootschap
PLC	Public Limited Company
SA	Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $109,500,196 which represented 18.2% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 45

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
BOSTON PARTNERS SMALL CAP VALUE FUND II	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2024 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$578,651,092	$1,975,422	$—	$580,626,514
Closed End Funds	2,008,095	—	—	2,008,095
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	111,608,773
Total Investments	$580,659,187	$1,975,422	$—	$694,243,382

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. These investments can be classified as Investments Purchased with Proceeds from Securities Lending and their fair value totals to $111,608,773. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 46

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
WPG Partners Select Hedged Fund	Schedule of Investments

	Shares	Value
COMMON STOCKS — 97.7%
Communication Services — 2.2%
Cars.com, Inc. (a)(b)	65,310	$1,165,130
Consumer Discretionary — 7.1%
Gildan Activewear, Inc. (b)	42,298	1,930,058
PlayAGS, Inc. (a)(b)	89,254	1,010,355
Wayfair, Inc. - Class A (a)(b)	20,330	865,042
		3,805,455
Consumer Staples — 4.9%
Grocery Outlet Holding Corp. (a)(b)	33,912	642,293
Nomad Foods Ltd.	107,887	2,028,276
		2,670,569
Energy — 3.0%
International Seaways, Inc. (b)	10,807	560,127
Kosmos Energy Ltd. (a)(b)	220,950	1,076,026
		1,636,153
Financials — 26.5%
BGC Group, Inc. - Class A (b)	257,144	2,540,583
Dime Community Bancshares, Inc. (b)	52,920	1,376,449
Federal Agricultural Mortgage Corp. - Class C (b)	1,864	368,084
Fidelis Insurance Holdings Ltd. (b)	86,388	1,599,906
FirstCash Holdings, Inc. (b)	11,926	1,432,193
Independent Bank Corp./MI	18,110	613,567
Kemper Corp. (b)	40,807	2,550,846
National Bank Holdings Corp. - Class A (b)	12,670	555,073
Perella Weinberg Partners (b)	38,757	757,699
Popular, Inc.	15,093	1,547,032
Prosperity Bancshares, Inc.	12,857	946,018
		14,287,450
Health Care — 12.5%
CareDx, Inc. (a)	27,578	847,472
Enovis Corp. (a)(b)	53,387	2,487,834
Halozyme Therapeutics, Inc. (a)(b)	15,279	975,564
Innoviva, Inc. (a)(b)	31,863	617,505
Tenet Healthcare Corp. (a)(b)	10,807	1,792,233
		6,720,608
Industrials — 13.5%
Air Lease Corp. (b)	40,808	1,888,186
Arcosa, Inc. (b)	27,723	2,536,377
Clarivate PLC (a)(b)	338,090	2,319,298
V2X, Inc. (a)	9,837	557,266
		7,301,127
Information Technology — 12.8%
8x8, Inc. (a)(b)	528,454	993,493
Ooma, Inc. (a)(b)	52,173	542,599
Silicon Motion Technology Corp. - ADR	8,351	530,873
Silvaco Group, Inc. (a)(b)	27,739	428,568
SMART Global Holdings, Inc. (a)	26,025	539,238
Teradata Corp. (a)(b)	26,459	747,202
Tower Semiconductor Ltd. (a)	40,993	1,811,481
Verint Systems, Inc. (a)(b)	40,993	1,293,329
		6,886,783
Materials — 8.8%
Ashland, Inc. (b)	11,988	1,072,926
ERO Copper Corp. (a)(b)	59,255	1,217,690
Kronos Worldwide, Inc.	52,732	609,582
Rayonier Advanced Materials, Inc. (a)(b)	230,768	1,841,529
		4,741,727
Real Estate — 6.4%
Brixmor Property Group, Inc. (b)	64,845	1,776,104
Equity Commonwealth (a)(b)	83,866	1,699,964
		3,476,068
TOTAL COMMON STOCKS (Cost $48,629,964)		52,691,070

SHORT-TERM INVESTMENTS — 0.0%(c)
Money Market Funds — 0.0%(c)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 5.15% (b)(d)	676	676
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 5.11% (b)(d)	675	675
Fidelity Treasury Portfolio - Class I, 5.16% (b)(d)	676	676
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 5.12% (b)(d)	675	675
TOTAL SHORT-TERM INVESTMENTS (Cost $2,702)		2,702
TOTAL INVESTMENTS — 97.7% (Cost $48,632,666)		52,693,772
Other Assets in Excess of Liabilities — 2.3%		1,231,653
TOTAL NET ASSETS — 100.0%		$53,925,425

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 47

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
WPG Partners Select Hedged Fund	Schedule of Investments (continued)

Schedule of Securities Sold Short	Shares	Value
COMMON STOCKS — (66.3)%
Communication Services — (0.1)%
AST SpaceMobile, Inc.	(1,582)	$(45,941)
Consumer Discretionary — (12.4)%
Boot Barn Holdings, Inc.	(2,430)	(326,033)
Crocs, Inc.	(2,941)	(429,886)
Latham Group, Inc.	(66,019)	(412,619)
Lithia Motors, Inc.	(2,286)	(688,269)
Newell Brands, Inc.	(17,428)	(123,564)
Restaurant Brands International, Inc.	(8,447)	(586,898)
RH	(466)	(118,224)
Signet Jewelers Ltd.	(3,317)	(278,960)
Thor Industries, Inc.	(6,630)	(711,134)
Vail Resorts, Inc.	(3,793)	(689,188)
Williams-Sonoma, Inc.	(4,544)	(610,395)
Wingstop, Inc.	(1,429)	(551,751)
Winmark Corp.	(1,386)	(499,792)
XPEL, Inc.	(15,610)	(675,757)
		(6,702,470)
Consumer Staples — (6.1)%
Andersons, Inc.	(18,861)	(961,345)
Archer-Daniels-Midland Co.	(17,649)	(1,076,413)
Central Garden & Pet Co. - Class A	(8,207)	(280,679)
Hershey Co.	(3,162)	(610,456)
J & J Snack Foods Corp.	(2,249)	(382,757)
		(3,311,650)
Financials — (8.6)%
Blackstone Mortgage Trust, Inc. - Class A	(24,548)	(453,156)
CVB Financial Corp.	(18,818)	(346,628)
Encore Capital Group, Inc.	(8,321)	(416,716)
FactSet Research Systems, Inc.	(1,266)	(535,315)
Live Oak Bancshares, Inc.	(12,016)	(516,568)
Moelis & Co. - Class A	(10,342)	(690,742)
MSCI, Inc.	(971)	(563,753)
US Bancorp	(23,924)	(1,129,930)
		(4,652,808)
Health Care — (4.4)%
Fortrea Holdings, Inc.	(22,734)	(524,246)
Inspire Medical Systems, Inc.	(3,666)	(659,220)
Option Care Health, Inc.	(24,774)	(793,264)
Owens & Minor, Inc.	(17,504)	(272,012)
US Physical Therapy, Inc.	(1,534)	(131,310)
		(2,380,052)
Industrials — (22.6)%
American Airlines Group, Inc.	(36,576)	(388,437)
ArcBest Corp.	(7,706)	(819,148)
Boise Cascade Co.	(5,849)	(793,241)
Core & Main, Inc. - Class A	(14,612)	(701,814)
Griffon Corp.	(15,645)	(1,035,543)
H&E Equipment Services, Inc.	(2,717)	(130,824)
Herc Holdings, Inc.	(7,381)	(1,080,357)
Hillenbrand, Inc.	(7,747)	(255,341)
Mercury Systems, Inc.	(7,557)	(286,410)
MillerKnoll, Inc.	(35,034)	(1,031,751)
PACCAR, Inc.	(11,275)	(1,084,430)
Paychex, Inc.	(8,225)	(1,079,120)
Rockwell Automation, Inc.	(4,868)	(1,324,242)
Spirit AeroSystems Holdings, Inc. - Class A	(26,148)	(920,671)
Symbotic, Inc.	(25,772)	(494,823)
Terex Corp.	(9,377)	(532,332)
Triumph Group, Inc.	(14,487)	(201,804)
		(12,160,288)
Information Technology — (9.1)%
Amdocs Ltd.	(7,360)	(640,099)
Dolby Laboratories, Inc. - Class A	(6,892)	(491,813)
EPAM Systems, Inc.	(1,220)	(244,927)
HubSpot, Inc.	(749)	(373,803)
Klaviyo, Inc. - Class A	(16,599)	(522,205)
Lumentum Holdings, Inc.	(14,748)	(849,632)
Methode Electronics, Inc.	(37,715)	(392,990)
MKS Instruments, Inc.	(2,285)	(272,441)
Snowflake, Inc. - Class A	(3,120)	(356,398)
Synopsys, Inc.	(1,472)	(764,822)
		(4,909,130)
Materials — (1.8)%
Alpha Metallurgical Resources, Inc.	(3,427)	(819,567)
Eagle Materials, Inc.	(498)	(128,360)
		(947,927)
Real Estate — (1.2)%
Rexford Industrial Realty, Inc.	(12,223)	(622,395)
TOTAL COMMON STOCKS (Proceeds $35,139,888)		(35,732,661)
TOTAL SECURITIES SOLD SHORT — (66.3)% (Proceeds $35,139,888)		$(35,732,661)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 48

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
WPG Partners Select Hedged Fund	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2024 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Investments:
Common Stocks	$52,691,070	$—	$—	$52,691,070
Money Market Funds	2,702	—	—	2,702
Total Investments	$52,693,772	$—	$—	$52,693,772

Liabilities:
Investments:
Common Stocks	(35,732,661)	—	—	(35,732,661)
Total Investments	$(35,732,661)	$—	$—	$(35,732,661)

Refer to the Schedule of Investments for further disaggregation of investment categories.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 49

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
WPG PARTNERS SELECT SMALL CAP VALUE FUND	Schedule of Investments

	Shares	Value
COMMON STOCKS — 96.8%
Communication Services — 2.1%
Cars.com, Inc. (a)	146,987	$2,622,248
Consumer Discretionary — 7.0%
Gildan Activewear, Inc.	96,244	4,391,614
PlayAGS, Inc. (a)	203,086	2,298,933
Wayfair, Inc. - Class A (a)	45,789	1,948,322
		8,638,869
Consumer Staples — 4.9%
Grocery Outlet Holding Corp. (a)	77,165	1,461,505
Nomad Foods Ltd.	245,484	4,615,099
		6,076,604
Energy — 3.0%
International Seaways, Inc.	24,590	1,274,500
Kosmos Energy Ltd. (a)	504,112	2,455,025
		3,729,525
Financials — 26.3%
BGC Group, Inc. - Class A	585,094	5,780,729
Dime Community Bancshares, Inc.	120,411	3,131,890
Federal Agricultural Mortgage Corp. - Class C	4,240	837,273
Fidelis Insurance Holdings Ltd.	197,575	3,659,089
FirstCash Holdings, Inc.	27,135	3,258,642
Independent Bank Corp.	40,703	1,379,018
Kemper Corp.	92,851	5,804,116
National Bank Holdings Corp. - Class A	28,830	1,263,042
Perella Weinberg Partners	88,187	1,724,056
Popular, Inc.	34,342	3,520,055
Prosperity Bancshares, Inc.	29,254	2,152,509
		32,510,419
Health Care — 12.4%
CareDx, Inc. (a)	62,750	1,928,308
Enovis Corp. (a)	120,835	5,630,911
Halozyme Therapeutics, Inc. (a)	34,767	2,219,873
Innoviva, Inc. (a)	72,501	1,405,069
Tenet Healthcare Corp. (a)	24,590	4,078,006
		15,262,167
Industrials — 13.4%
Air Lease Corp.	92,852	4,296,262
Arcosa, Inc.	63,174	5,779,790
Clarivate PLC (a)	769,949	5,281,850
V2X, Inc. (a)	22,194	1,257,290
		16,615,192
Information Technology — 12.6%
8x8, Inc. (a)	1,202,409	2,260,529
Ooma, Inc. (a)	118,714	1,234,626
Silicon Motion Technology Corp. - ADR	18,655	1,185,899
Silvaco Group, Inc. (a)	62,325	962,921
SMART Global Holdings, Inc. (a)	57,661	1,194,736
Teradata Corp. (a)	60,205	1,700,189
Tower Semiconductor Ltd. (a)	93,275	4,121,822
Verint Systems, Inc. (a)	93,275	2,942,826
		15,603,548
Materials — 8.7%
Ashland, Inc.	27,135	2,428,583
ERO Copper Corp. (a)	134,826	2,770,674
Kronos Worldwide, Inc.	119,986	1,387,038
Rayonier Advanced Materials, Inc. (a)	518,527	4,137,845
		10,724,140
Real Estate — 6.4%
Brixmor Property Group, Inc.	147,546	4,041,285
Equity Commonwealth (a)	191,215	3,875,928
		7,917,213
TOTAL COMMON STOCKS (Cost $102,060,756)		119,699,925
TOTAL INVESTMENTS — 96.8% (Cost $102,060,756)		119,699,925
Other Assets in Excess of Liabilities — 3.2%		3,929,711
TOTAL NET ASSETS — 100.0%		$123,629,636

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 50

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
WPG PARTNERS SELECT SMALL CAP VALUE FUND	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2024 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$119,699,925	$—	$—	$119,699,925
Total Investments	$119,699,925	$—	$—	$119,699,925

Refer to the Schedule of Investments for further disaggregation of investment categories.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 51

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND	Schedule of Investments

	Shares	Value
COMMON STOCKS — 97.2%
Communication Services — 0.8%
Cargurus, Inc. (a)	9,420	$272,992
Consumer Discretionary — 8.4%
Academy Sports & Outdoors, Inc. (b)	1,482	82,221
ADT, Inc. (b)	57,319	417,856
Bowlero Corp. (b)	10,880	120,224
Dave & Buster’s Entertainment, Inc. (a)	5,332	167,105
Frontdoor, Inc. (a)	1,612	77,505
Gentherm, Inc. (a)	3,675	185,735
Gildan Activewear, Inc.	18,242	832,382
Savers Value Village, Inc. (a)(b)	20,057	177,504
Stride, Inc. (a)(b)	4,483	369,130
Wayfair, Inc. - Class A (a)(b)	7,811	332,358
		2,762,020
Consumer Staples — 3.9%
Grocery Outlet Holding Corp. (a)(b)	16,234	307,472
Lamb Weston Holdings, Inc.	1,390	86,069
Nomad Foods Ltd.	33,769	634,857
TreeHouse Foods, Inc. (a)	6,705	275,508
		1,303,906
Energy — 8.4%
Antero Resources Corp. (a)	9,401	253,733
Atlas Energy Solutions, Inc. (b)	14,889	314,009
DHT Holdings, Inc.	36,293	393,053
Kodiak Gas Services, Inc. (b)	13,600	377,400
Kosmos Energy Ltd. (a)(b)	68,719	334,661
Scorpio Tankers, Inc.	6,472	463,007
SM Energy Co. (b)	5,405	246,630
Tidewater, Inc. (a)	2,091	185,472
Transocean Ltd. (a)(b)	41,289	195,710
		2,763,675
Financials — 19.1%
AGNC Investment Corp. (b)	30,556	311,977
Axis Capital Holdings Ltd.	3,354	267,917
BGC Group, Inc. - Class A (b)	62,684	619,318
Enterprise Financial Services Corp.	3,253	172,116
Essent Group Ltd.	6,896	443,344
Fidelis Insurance Holdings Ltd.	26,677	494,058
First American Financial Corp.	2,550	162,690
First BanCorp	22,935	490,350
First Commonwealth Financial Corp.	22,944	395,096
FirstCash Holdings, Inc.	3,572	428,961
Hanover Insurance Group, Inc.	3,234	475,366
Kemper Corp. (b)	12,278	767,498
National Bank Holdings Corp. - Class A (b)	6,685	292,870
Popular, Inc.	5,124	525,210
Prosperity Bancshares, Inc.	3,891	286,300
Webster Financial Corp.	3,791	179,807
		6,312,878
Health Care — 8.1%
Enovis Corp. (a)(b)	14,534	677,284
Halozyme Therapeutics, Inc. (a)(b)	5,408	345,301
Phreesia, Inc. (a)	12,414	319,164
Teleflex, Inc.	1,644	403,059
Tenet Healthcare Corp. (a)	5,715	947,776
		2,692,584
Industrials — 20.6%
ABM Industries, Inc.	4,678	267,348
Air Lease Corp. (b)	13,048	603,731
Allison Transmission Holdings, Inc.	2,511	232,895
Arcosa, Inc.	7,933	725,790
Atkore, Inc.	2,109	196,833
BrightView Holdings, Inc. (a)	16,294	260,215
Clarivate PLC (a)(b)	103,062	707,005
Driven Brands Holdings, Inc. (a)	5,850	83,889
Embraer SA - ADR (a)	4,743	157,610
Fluor Corp. (a)	7,547	377,878
Frontier Group Holdings, Inc. (a)(b)	40,143	145,719
ICF International, Inc.	2,162	358,373
IES Holdings, Inc. (a)	505	94,198
Janus International Group, Inc. (a)(b)	11,620	127,704
KBR, Inc.	4,803	333,136
Knight-Swift Transportation Holdings, Inc. (b)	7,122	373,050
Leonardo DRS, Inc. (a)	11,821	337,371
MasTec, Inc. (a)(b)	3,135	354,663
Moog, Inc. - Class A	916	180,819
RXO, Inc. (a)	4,219	120,073
Star Bulk Carriers Corp.	23,917	511,106
Stericycle, Inc. (a)	4,373	259,144
		6,808,550
Information Technology — 7.7%
BlackBerry Ltd. (a)(b)	55,765	131,048
Extreme Networks, Inc. (a)	6,634	104,486
Harmonic, Inc. (a)	25,107	362,796
LiveRamp Holdings, Inc. (a)	5,121	132,736
Mirion Technologies, Inc. (a)	17,991	195,022
NCR Voyix Corp. (a)	6,460	87,145
Silicon Motion Technology Corp. - ADR (b)	4,433	281,806
Teradata Corp. (a)	8,629	243,683
Tower Semiconductor Ltd. (a)(b)	13,651	603,238
Verint Systems, Inc. (a)	13,153	414,977
		2,556,937
Materials — 10.3%
Alcoa Corp.	4,730	151,833
Ashland, Inc. (b)	3,685	329,807
Capstone Copper Corp. (a)	40,140	288,023
Commercial Metals Co. (b)	3,598	192,817
Constellium SE (a)	19,056	319,569
ERO Copper Corp. (a)(b)	17,745	364,660
Huntsman Corp.	11,017	242,925
Stelco Holdings, Inc.	12,840	624,064
Summit Materials, Inc. - Class A (a)	7,269	294,395
Tronox Holdings PLC	24,716	344,294
Warrior Met Coal, Inc.	4,007	245,669
		3,398,056
Real Estate — 5.9%
Brixmor Property Group, Inc.	28,021	767,495
DigitalBridge Group, Inc.	15,238	190,323
Equity Commonwealth (a)	24,077	488,041
Getty Realty Corp. (b)	15,928	506,192
		1,952,051

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 52

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND	Schedule of Investments (continued)

	Shares	Value
Utilities — 4.0%
ALLETE, Inc.	7,020	$446,121
Portland General Electric Co.	9,407	452,571
Spire, Inc. (b)	6,622	436,853
		1,335,545
TOTAL COMMON STOCKS (Cost $24,896,739)		32,159,194

	Units
SHORT-TERM INVESTMENTS — 27.3%
Investments Purchased with Proceeds from Securities Lending — 27.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (c)	9,020,061	9,020,061
TOTAL SHORT-TERM INVESTMENTS (Cost $9,020,061)		9,020,061
TOTAL INVESTMENTS — 124.5% (Cost $33,916,800)		41,179,255
Liabilities in Excess of Other Assets — (24.5)%		(8,101,102)
TOTAL NET ASSETS — 100.0%		$33,078,153

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $8,825,663 which represented 26.7% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 53

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND	Schedule of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2024 is as follows (see Notes to Schedule of Investments):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$32,159,194	$—	$—	$32,159,194
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	9,020,061
Total Investments	$32,159,194	$—	$—	$41,179,255

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. These investments can be classified as Investments Purchased with Proceeds from Securities Lending and their fair value totals to $9,020,061. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 54

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
Statements of Assets and Liabilities

	Boston Partners All-Cap Value Fund	Boston Partners Emerging Markets Dynamic Equity Fund	Boston Partners Global Equity Fund	Boston Partners Global Long/Short Fund
ASSETS
Investments in securities, at value †^	$1,474,739,248	$37,292,720	$233,458,277	$131,774,677
Investments purchased with proceeds from securities lending collateral, at value *	75,809,274	—	4,427,880	—
Short-term investments, at value **	—	10,566,624	—	229,592
Cash and cash equivalents	17,549,782	9,637,679	10,575,209	44,974,864
Foreign currencies, at value #	—	—	—	—
Offering costs	—	—	—	—
Receivables
Investments sold	—	106,664	—	1,333,575
Foreign currency deposits with brokers for securities sold short#	—	4,938	—	1,517,524
Deposits with brokers for contracts for difference	—	1,698,030	—	610,000
Deposits with brokers for securities sold short	—	74,227	—	—
Capital shares sold	171,900	—	—	83,601
Dividends and interest	2,097,772	846,869	892,209	341,260
Due from advisor	—	—	—	—
Unrealized appreciation on contracts for difference ◊	—	6,022,584	—	2,402,908
Prepaid expenses and other assets	54,486	238,746	15,908	1,034,061
Total assets	1,570,422,462	66,489,081	249,369,483	184,302,062
LIABILITIES
Securities sold short, at value ‡	—	1,261,905	—	—
Options written, at value +◊	—	—	—	—
Foreign currency overdraft	—	78,823	—	—
Payables
Securities lending collateral	75,809,274	—	4,427,880	—
Investments purchased	—	809,269	—	228,230
Capital shares redeemed	399,302	3,803	20,588	102,833
Due to prime broker	—	—	—	1,851,679
Investment advisory fees	913,930	85,226	182,729	178,531
Custodian fees	6,782	3,056	466	2,585
Distribution and service fees	52,297	—	—	12,625
Dividends on securities sold short	—	—	—	—
Administration and accounting fees	89,998	14,510	24,662	20,725
Transfer agent fees	164,965	3,742	25,651	30,772
Unrealized depreciation on contracts for difference ◊	—	3,416,520	—	2,524,525
Other accrued expenses and liabilities	21,684	844,622	40,012	701,184
Total liabilities	77,458,232	6,521,476	4,721,988	5,653,689
Net Assets	$1,492,964,230	$59,967,605	$244,647,495	$178,648,373
NET ASSETS CONSIST OF:
Par value	$44,002	$6,886	$9,616	$10,496
Paid-in Capital	758,577,233	72,066,508	184,819,851	143,334,625
Total Distributable earnings/(loss)	734,342,995	(12,105,789)	59,818,028	35,303,252
Net Assets	$1,492,964,230	$59,967,605	$244,647,495	$178,648,373

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 55

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
Statements of Assets and Liabilities (continued)

	Boston Partners All-Cap Value Fund	Boston Partners Emerging Markets Dynamic Equity Fund	Boston Partners Global Equity Fund	Boston Partners Global Long/Short Fund
INSTITUTIONAL CLASS
Net assets	$1,272,666,440	$59,967,605	$244,647,495	$164,903,317
Shares outstanding	37,466,409	6,885,799	9,616,031	9,673,597
Net asset value, offering and redemption price per share	$33.97	$8.71	$25.44	$17.05
INVESTOR CLASS
Net assets	$220,297,790	$—	$—	$13,745,056
Shares outstanding	6,535,297	—	—	822,072
Net asset value, offering and redemption price per share	$33.71	$—	$—	$16.72
† Investments in securities, at cost	$836,775,877	$34,603,572	$179,429,615	$112,546,347
^ Includes market value of securities on loan	$74,254,911	$—	$4,366,972	$—
* Investments purchased with proceeds from securities lending collateral, at cost	$75,809,274	$—	$4,427,880	$—
** Short-term investments, at cost	$—	$10,566,624	$—	$229,592
# Foreign currencies, at cost	$—	$—	$—	$1,480,649
‡ Proceeds received, securities sold short	$—	$1,208,836	$—	$—
+ Premiums received, options written	$—	$—	$—	$—
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 56

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
Statements of Assets and Liabilities (continued)

	Boston Partners Global Sustainability Fund	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners Small Cap Value Fund II
ASSETS
Investments in securities, at value †^	$11,196,102	$60,706,044	$557,504,471	$582,634,609
Investments purchased with proceeds from securities lending collateral, at value *	—	9,268,044	—	111,608,773
Short-term investments, at value **	—	607,947	8,155	—
Cash and cash equivalents	213,900	1,613,171	28,309,504	17,403,785
Foreign currencies, at value #	—	—	—	—
Offering costs	—	—	—	—
Receivables				—
Investments sold	—	—	—	—
Foreign currency deposits with brokers for securities sold short	—	2,973,196	45,979,169	—
Deposits with brokers for contracts for difference	—	—	530,000	—
Deposits with brokers for securities sold short	—	8,853,659	73,161,453	—
Capital shares sold	—	14,942	69,809	376,924
Dividends and interest	44,824	122,984	1,555,976	607,986
Due from advisor	2,327	—	—	—
Unrealized appreciation on contracts for difference ◊	—	—	6,930,292	—
Prepaid expenses and other assets	463	18,629	1,992,530	35,370
Total assets	11,457,616	84,178,616	716,041,359	712,667,447
LIABILITIES
Securities sold short, at value ‡	—	11,814,494	113,797,015	—
Options written, at value +◊	—	—	113,597	—
Foreign currency overdraft	—	—	—	—
Payables
Securities lending collateral	—	9,268,044	—	111,608,773
Investments purchased	—	—	18,386	—
Capital shares redeemed	—	1,277	773,024	115,977
Due to prime broker	—	—	—	—
Investment advisory fees	—	79,348	558,464	444,538
Custodian fees	518	2,285	8,031	4,339
Distribution and service fees	—	7,892	3,878	86,827
Dividends on securities sold short	—	2,726	131,137	—
Administration and accounting fees	13,910	15,121	59,341	43,373
Transfer agent fees	446	16,566	79,368	105,987
Unrealized depreciation on contracts for difference ◊	—	18,603	6,578,036	—
Other accrued expenses and liabilities	45,274	58,544	1,969,266	83,431
Total liabilities	60,148	21,284,900	124,089,543	112,493,245
Net Assets	$11,397,468	$62,893,716	$591,951,816	$600,174,202
NET ASSETS CONSIST OF:
Par value	$954	$4,451	$39,264	$20,890
Paid-in Capital	9,169,646	28,060,885	336,509,009	394,259,371
Total Distributable earnings/(loss)	2,226,868	34,828,380	255,403,543	205,893,941
Net Assets	$11,397,468	$62,893,716	$591,951,816	$600,174,202

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 57

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
Statements of Assets and Liabilities (continued)

	Boston Partners Global Sustainability Fund	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners Small Cap Value Fund II
INSTITUTIONAL CLASS
Net assets	$11,397,468	$47,562,523	$584,044,333	$542,807,486
Shares outstanding	954,052	3,162,039	38,716,428	18,777,323
Net asset value, offering and redemption price per share	$11.95	$15.04	$15.09	$28.91
INVESTOR CLASS
Net assets	$—	$15,331,193	$7,907,483	$57,366,716
Shares outstanding	—	1,288,818	547,244	2,112,487
Net asset value, offering and redemption price per share	$—	$11.90	$14.45	$27.16
† Investments in securities, at cost	$8,679,189	$40,196,351	$374,090,238	$430,724,463
^ Includes market value of securities on loan	$—	$9,085,498	$—	$109,500,196
* Investments purchased with proceeds from securities lending collateral, at cost	$—	$9,268,044	$—	$111,608,773
** Short-term investments, at cost	$—	$607,947	$8,155	$—
# Foreign currencies, at cost	$—	$3,228,543	$44,452,925	$—
‡ Proceeds received, securities sold short	$—	$16,642,562	$126,232,070	$—
+ Premiums received, options written	$—	$—	$69,105	$—
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 58

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
Statements of Assets and Liabilities (continued)

	WPG Partners Select Hedged Fund	WPG Partners Select Small Cap Value Fund	WPG Partners Small Cap Value Diversified Fund
ASSETS
Investments in securities, at value †^	$52,691,070	$119,699,925	$32,159,194
Investments purchased with proceeds from securities lending collateral, at value *	—	—	9,020,061
Short-term investments, at value **	2,702	—	—
Cash and cash equivalents	1,382,012	5,673,429	868,553
Foreign currencies, at value #	—	—	49,226
Offering costs	37,853	—	—
Receivables
Investments sold	308,035	71,988	—
Foreign currency deposits with brokers for securities sold short	—	—	—
Deposits with brokers for contracts for difference	—	—	—
Deposits with brokers for securities sold short	35,249,641	—	—
Capital shares sold	2,567	1,023,807	15,300
Dividends and interest	188,805	94,513	54,491
Due from advisor	—	—	—
Unrealized appreciation on contracts for difference ◊	—	—	—
Prepaid expenses and other assets	—	1,788	8,186
Total assets	89,862,685	126,565,450	42,175,011
LIABILITIES
Securities sold short, at value ‡	35,732,661	—	—
Options written, at value +◊	—	—	—
Foreign currency overdraft	—	—	—
Payables
Securities lending collateral	—	—	9,020,061
Investments purchased	24,815	2,638,469	—
Capital shares redeemed	21,795	116,161	—
Due to prime broker	—	—	—
Investment advisory fees	42,430	90,379	18,278
Custodian fees	1,174	5,191	882
Distribution and service fees	—	—	—
Dividends on securities sold short	47,068	—	—
Administration and accounting fees	8,351	12,625	10,692
Transfer agent fees	4,773	30,297	4,929
Unrealized depreciation on contracts for difference ◊	—	—	—
Other accrued expenses and liabilities	54,193	42,692	42,016
Total liabilities	35,937,260	2,935,814	9,096,858
Net Assets	$53,925,425	$123,629,636	$33,078,153
NET ASSETS CONSIST OF:
Par value	$5,180	$10,229	$1,566
Paid-in Capital	52,006,174	102,362,362	24,066,496
Total Distributable earnings/(loss)	1,914,071	21,257,045	9,010,091
Net Assets	$53,925,425	$123,629,636	$33,078,153

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 59

BOSTON PARTNERS INVESTMENT FUNDS	August 31, 2024
Statements of Assets and Liabilities (concluded)

	WPG Partners Select Hedged Fund	WPG Partners Select Small Cap Value Fund	WPG Partners Small Cap Value Diversified Fund
INSTITUTIONAL CLASS
Net assets	$53,925,425	$123,629,636	$33,078,153
Shares outstanding	5,179,911	10,228,542	1,565,784
Net asset value, offering and redemption price per share	$10.41	$12.09	$21.13
INVESTOR CLASS
Net assets	$—	$—	$—
Shares outstanding	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—
† Investments in securities, at cost	$48,629,964	$102,060,756	$24,880,141
^ Includes market value of securities on loan	$—	$—	$8,825,663
* Investments purchased with proceeds from securities lending collateral, at cost	$—	$—	$9,020,061
** Short-term investments, at cost	$2,702	$—	$—
# Foreign currencies, at cost	$—	$—	$48,707
‡ Proceeds received, securities sold short	$35,139,888	$—	$—
+ Premiums received, options written	$—	$—	$—
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 60

BOSTON PARTNERS INVESTMENT FUNDS	For the Year Ended August 31, 2024
Statements of Operations

	Boston Partners All-Cap Value Fund	Boston Partners Emerging Markets Dynamic Equity Fund	Boston Partners Global Equity Fund	Boston Partners Global Long/Short Fund
Investment Income
Dividends †	$23,392,062	$1,674,353	$6,106,839	$2,337,143
Interest	1,297,678	267,653	341,748	2,382,795
Income from securities loaned (Note 8)	104,863	—	18,416	—
Prime broker interest income	—	35,994	—	—
Total investment income	24,794,603	1,978,000	6,467,003	4,719,938
Expenses
Advisory fees (Note 2)	9,869,819	776,677	1,985,400	2,462,427
Transfer agent fees (Note 2)	938,813	13,737	161,969	175,471
Distribution fees (Investor Class) (Note 2)	552,418	—	—	27,542
Administration and accounting fees (Note 2)	315,910	38,644	86,173	68,208
Director’s fees	172,261	7,886	26,651	20,021
Officer’s fees	162,459	7,237	25,289	19,428
Legal fees	159,194	12,305	24,254	18,056
Custodian fees (Note 2)	69,552	31,267	48,462	28,026
Registration fees	61,118	23,176	23,340	40,955
Printing and shareholder reporting fees	56,997	2,004	6,439	23,157
Audit and tax service fees	40,400	66,021	51,824	57,919
Offering expenses	—	—	—	—
Other expense	120,964	5,059	14,781	10,410
Dividend expense on securities sold short	—	28,554	—	—
Prime broker interest expense	—	—	—	8,201
Total expenses before waivers and/or reimbursements	12,519,905	1,012,567	2,454,582	2,959,821
Less: waivers and/or reimbursements net of amounts recouped (Note 2)	(650,637)	(113,783)	(357,823)	—
Net expenses after waivers and/or reimbursements net of amounts recouped	11,869,268	898,784	2,096,759	2,959,821
Net investment income/(loss)	12,925,335	1,079,216	4,370,244	1,760,117

Net realized gain/(loss) from:
Investment securities	111,488,816	3,363,123	17,634,356	19,825,860
Securities sold short	—	14,659	—	(203,466)
Options written **	—	—	—	(280,360)
Contracts for difference **	—	(2,809,685)	—	(1,458,476)
Foreign currency transactions	—	(301,978)	30,340	199,925
Net change in unrealized appreciation/(depreciation) on:
Investment securities	121,716,433	(948,776)	22,684,893	3,666,400
Securities sold short	—	(48,194)	—	—
Options written **	(731,254)	—	—	511,061
Contracts for difference **	—	279,582	—	1,896,332
Foreign currency translation	1,324	10,485	15,783	181,337
Net realized and unrealized gain/(loss)	232,475,319	(440,784)	40,365,372	24,338,613
Net increase/(decrease) in net assets resulting from operations	$245,400,654	$638,432	$44,735,616	$26,098,730
† Net of foreign withholding taxes of	$(181,604)	$(156,781)	$(439,830)	$(228,396)
** Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 61

BOSTON PARTNERS INVESTMENT FUNDS	For the Year Ended August 31, 2024
Statements of Operations (continued)

	Boston Partners Global Sustainability Fund	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners Small Cap Value Fund II
Investment Income
Dividends †	$301,140	$1,146,829	$9,967,614	$9,093,837
Interest	23,883	51,770	600,406	674,850
Income from securities loaned (Note 8)	—	56,809	—	655,153
Prime broker interest income	—	263,697	6,005,942	—
Total investment income	325,023	1,519,105	16,573,962	10,423,840
Expenses
Advisory fees (Note 2)	121,573	1,379,392	7,466,784	4,839,419
Transfer agent fees (Note 2)	944	55,659	309,062	471,765
Distribution fees (Investor Class) (Note 2)	—	33,228	18,017	141,866
Administration and accounting fees (Note 2)	19,150	39,373	192,523	139,214
Director’s fees	1,500	8,013	76,123	76,217
Officer’s fees	1,618	7,673	80,481	71,037
Legal fees	1,228	7,248	68,104	64,332
Custodian fees (Note 2)	25,646	19,200	55,076	33,310
Registration fees	15,459	34,872	42,139	46,325
Printing and shareholder reporting fees	580	4,441	105	45,580
Audit and tax service fees	41,023	54,419	62,619	40,150
Offering expenses	—	—	—	—
Other expense	3,762	31,786	85,795	52,149
Dividend expense on securities sold short	—	25,777	2,895,572	—
Prime broker interest expense	—	—	—	—
Total expenses before waivers and/or reimbursements	232,483	1,701,081	11,352,400	6,021,364
Less: waivers and/or reimbursements net of amounts recouped (Note 2)	(94,610)	(414,321)	—	(231,173)
Net expenses after waivers and/or reimbursements net of amounts recouped	137,873	1,286,760	11,352,400	5,790,191
Net investment income/(loss)	187,150	232,345	5,221,562	4,633,649

Net realized gain/(loss) from:
Investment securities	2,348,085	7,853,514	73,186,709	80,780,984
Securities sold short	—	3,324,306	(11,859,126)	—
Options written **	—	(65,618)	426,133	—
Contracts for difference **	—	558,966	(1,720,952)	—
Foreign currency transactions	27,196	(11,926)	(661,277)	—
Net change in unrealized appreciation/(depreciation) on:
Investment securities	433,314	3,574,411	35,222,110	14,384,396
Securities sold short	—	(2,813,166)	2,270,614	—
Options written **	—	(50,952)	(303,237)	—
Contracts for difference **	—	(18,603)	(3,758,857)	—
Foreign currency translation	1,036	21,775	2,100,798	—
Net realized and unrealized gain/(loss)	2,809,631	12,372,707	94,902,915	95,165,380
Net increase/(decrease) in net assets resulting from operations	$2,996,781	$12,605,052	$100,124,477	$99,799,029
† Net of foreign withholding taxes of	$(27,528)	$(42,304)	$(271,206)	$(33,484)
** Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 62

BOSTON PARTNERS INVESTMENT FUNDS	For the Year Ended August 31, 2024
Statements of Operations (concluded)

	WPG Partners Select Hedged Fund^	WPG Partners Select Small Cap Value Fund	WPG Partners Small Cap Value Diversified Fund
Investment Income
Dividends †	$230,852	$861,175	$508,489
Interest	29,818	273,754	54,812
Income from securities loaned (Note 8)	—	—	21,492
Prime broker interest income	606,348	—	—
Total investment income	867,018	1,134,929	584,793
Expenses
Advisory fees (Note 2)	201,245	902,977	240,939
Transfer agent fees (Note 2)	4,773	69,933	13,762
Distribution fees (Investor Class) (Note 2)	—	—	—
Administration and accounting fees (Note 2)	9,143	40,211	24,183
Director’s fees	—	10,094	3,872
Officer’s fees	—	8,100	3,558
Legal fees	2	10,032	3,228
Custodian fees (Note 2)	4,860	17,087	16,734
Registration fees	24,522	19,015	23,389
Printing and shareholder reporting fees	972	9,063	10,435
Audit and tax service fees	30,683	35,367	39,475
Offering expenses	9,195	—	—
Other expense	1,829	16,562	3,178
Dividend expense on securities sold short	170,181	—	—
Prime broker interest expense	83,095	—	—
Total expenses before waivers and/or reimbursements	540,500	1,138,441	382,753
Less: waivers and/or reimbursements net of amounts recouped (Note 2)	(45,730)	(25,358)	(51,465)
Net expenses after waivers and/or reimbursements net of amounts recouped	494,770	1,113,083	331,288
Net investment income/(loss)	372,248	21,846	253,505

Net realized gain/(loss) from:
Investment securities	(817,758)	4,373,965	1,849,511
Securities sold short	(1,108,752)	—	—
Options written **	—	—	—
Contracts for difference **	—	—	—
Foreign currency transactions	—	—	(555)
Net change in unrealized appreciation/(depreciation) on:
Investment securities	4,061,106	10,778,980	3,647,050
Securities sold short	(592,773)	—	—
Options written **	—	—	—
Contracts for difference **	—	—	—
Foreign currency translation	—	—	601
Net realized and unrealized gain/(loss)	1,541,823	15,152,945	5,496,607
Net increase/(decrease) in net assets resulting from operations	$1,914,071	$15,174,791	$5,750,112
† Net of foreign withholding taxes of	$(4,033)	$(24,280)	$(10,378)
^ The Fund commenced operations on May 3, 2024.
** Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 63

BOSTON PARTNERS INVESTMENT FUNDS
Statements of Changes in Net Assets

	Boston Partners All-Cap Value Fund		Boston Partners Emerging Markets Dynamic Equity Fund
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$12,925,335	$18,074,085	$1,079,216	$904,310
Net realized gain/(loss) from investments and foreign currencies	111,488,816	124,443,037	266,119	(2,511,765)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	120,986,503	13,885,190	(706,903)	4,575,484
Net increase/(decrease) in net assets resulting from operations	245,400,654	156,402,312	638,432	2,968,029

Dividends and distributions to shareholders:
Institutional Class	(113,490,263)	(96,713,599)	—	(11,778,440)
Investor Class	(23,113,027)	(18,398,789)	—	—
Net decrease in net assets from dividends and distributions to shareholders	(136,603,290)	(115,112,388)	—	(11,778,440)

Capital transactions:
Institutional Class
Proceeds from shares sold	240,527,804	227,017,126	1,484,132	6,194,044
Reinvestment of distributions	89,167,313	75,831,183	—	11,469,531
Shares redeemed	(314,817,112)	(373,447,509)	(3,979,687)	(7,644,051)
Investor Class
Proceeds from shares sold	11,463,927	16,752,630	—	—
Reinvestment of distributions	22,007,650	17,605,766	—	—
Shares redeemed	(57,211,482)	(43,086,278)	—	—
Net increase/(decrease) in net assets from capital transactions	(8,861,900)	(79,327,082)	(2,495,555)	10,019,524
Total increase/(decrease) in net assets	99,935,464	(38,037,158)	(1,857,123)	1,209,113

Net assets:
Beginning of period	1,393,028,766	1,431,065,924	61,824,728	60,615,615
End of period	$1,492,964,230	$1,393,028,766	$59,967,605	$61,824,728

Share transactions:
Institutional Class
Shares sold	7,740,493	7,348,008	166,306	727,968
Shares reinvested	2,986,179	2,498,556	—	1,402,143
Shares redeemed	(9,927,991)	(12,182,535)	(453,041)	(882,460)
Net increase/(decrease)	798,681	(2,335,971)	(286,735)	1,247,651
Investor Class
Shares sold	367,862	546,307	—	—
Shares reinvested	741,248	583,165	—	—
Shares redeemed	(1,824,011)	(1,414,790)	—	—
Net increase/(decrease)	(714,901)	(285,318)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 64

BOSTON PARTNERS INVESTMENT FUNDS
Statements of Changes in Net Assets (continued)

	Boston Partners Global Equity Fund		Boston Partners Global Long/Short Fund
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$4,370,244	$4,257,210	$1,760,117	$2,054,587
Net realized gain/(loss) from investments and foreign currencies	17,664,696	8,115,011	18,083,483	13,070,954
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	22,700,676	14,265,482	6,255,130	(1,128,440)
Net increase/(decrease) in net assets resulting from operations	44,735,616	26,637,703	26,098,730	13,997,101

Dividends and distributions to shareholders:
Institutional Class	(4,137,287)	(2,771,850)	(2,188,902)	(2,998,432)
Investor Class	—	—	(124,802)	(245,884)
Net decrease in net assets from dividends and distributions to shareholders	(4,137,287)	(2,771,850)	(2,313,704)	(3,244,316)

Capital transactions:
Institutional Class
Proceeds from shares sold	14,745,831	27,113,250	43,050,758	96,861,537
Reinvestment of distributions	3,944,599	2,760,443	2,120,859	2,776,329
Shares redeemed	(26,805,073)	(12,982,701)	(47,668,390)	(79,750,344)
Investor Class
Proceeds from shares sold	—	—	7,409,646	11,778,290
Reinvestment of distributions	—	—	109,781	223,590
Shares redeemed	—	—	(4,458,835)	(9,580,249)
Net increase/(decrease) in net assets from capital transactions	(8,114,643)	16,890,992	563,819	22,309,153
Total increase/(decrease) in net assets	32,483,686	40,756,845	24,348,845	33,061,938

Net assets:
Beginning of period	212,163,809	171,406,964	154,299,528	121,237,590
End of period	$244,647,495	$212,163,809	$178,648,373	$154,299,528

Share transactions:
Institutional Class
Shares sold	654,463	1,317,841	2,718,812	6,785,859
Shares reinvested	178,005	136,453	139,164	194,557
Shares redeemed	(1,210,800)	(633,039)	(3,031,839)	(5,564,380)
Net increase/(decrease)	(378,332)	821,255	(173,863)	1,416,036
Investor Class
Shares sold	—	—	474,050	825,447
Shares reinvested	—	—	7,329	15,925
Shares redeemed	—	—	(288,367)	(670,848)
Net increase/(decrease)	—	—	193,012	170,524

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 65

BOSTON PARTNERS INVESTMENT FUNDS
Statements of Changes in Net Assets (continued)

	Boston Partners Global Sustainability Fund		Boston Partners Long/Short Equity Fund
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$187,150	$404,279	$232,345	$308,147
Net realized gain/(loss) from investments and foreign currencies	2,375,281	(1,521,647)	11,659,242	11,945,536
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	434,350	4,623,906	713,465	(2,920,874)
Net increase/(decrease) in net assets resulting from operations	2,996,781	3,506,538	12,605,052	9,332,809

Dividends and distributions to shareholders:
Institutional Class	(383,298)	(313,835)	(9,339,469)	(6,481,806)
Investor Class	—	—	(2,682,662)	(1,588,742)
Net decrease in net assets from dividends and distributions to shareholders	(383,298)	(313,835)	(12,022,131)	(8,070,548)

Capital transactions:
Institutional Class
Proceeds from shares sold	1,000,184	600,673	3,592,766	10,379,630
Reinvestment of distributions	383,298	313,835	9,007,246	6,315,049
Shares redeemed	(16,496,527)	(2,850,030)	(21,774,134)	(16,446,258)
Investor Class
Proceeds from shares sold	—	—	3,797,621	1,769,405
Reinvestment of distributions	—	—	2,626,901	1,538,484
Shares redeemed	—	—	(2,990,895)	(3,220,281)
Net increase/(decrease) in net assets from capital transactions	(15,113,045)	(1,935,522)	(5,740,495)	336,029
Total increase/(decrease) in net assets	(12,499,562)	1,257,181	(5,157,574)	1,598,290

Net assets:
Beginning of period	23,897,030	22,639,849	68,051,290	66,453,000
End of period	$11,397,468	$23,897,030	$62,893,716	$68,051,290

Share transactions:
Institutional Class
Shares sold	95,216	64,724	254,300	716,103
Shares reinvested	36,785	33,673	701,499	453,016
Shares redeemed	(1,568,110)	(335,011)	(1,549,426)	(1,129,589)
Net increase/(decrease)	(1,436,109)	(236,614)	(593,627)	39,530
Investor Class
Shares sold	—	—	354,242	143,479
Shares reinvested	—	—	258,299	132,628
Shares redeemed	—	—	(267,373)	(267,020)
Net increase/(decrease)	—	—	345,168	9,087

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 66

BOSTON PARTNERS INVESTMENT FUNDS
Statements of Changes in Net Assets (continued)

	Boston Partners Long/Short Research Fund		Boston Partners Small Cap Value Fund II
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$5,221,562	$8,419,000	$4,633,649	$6,160,708
Net realized gain/(loss) from investments and foreign currencies	59,371,487	72,632,937	80,780,984	73,771,623
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	35,531,428	(25,356,255)	14,384,396	(33,832,805)
Net increase/(decrease) in net assets resulting from operations	100,124,477	55,695,682	99,799,029	46,099,526

Dividends and distributions to shareholders:
Institutional Class	(66,527,383)	(144,215,120)	(60,315,331)	(46,030,717)
Investor Class	(732,348)	(2,234,372)	(7,258,207)	(5,861,952)
Net decrease in net assets from dividends and distributions to shareholders	(67,259,731)	(146,449,492)	(67,573,538)	(51,892,669)

Capital transactions:
Institutional Class
Proceeds from shares sold	119,238,251	307,344,480	66,178,718	87,714,164
Reinvestment of distributions	32,190,431	71,158,668	58,874,147	43,911,312
Shares redeemed	(288,736,079)	(402,250,403)	(145,635,464)	(282,284,621)
Investor Class
Proceeds from shares sold	1,584,296	1,843,386	3,760,286	5,373,916
Reinvestment of distributions	731,513	2,215,329	7,055,068	5,743,917
Shares redeemed	(2,348,054)	(7,033,192)	(16,957,577)	(31,265,355)
Net increase/(decrease) in net assets from capital transactions	(137,339,642)	(26,721,732)	(26,724,822)	(170,806,667)
Total increase/(decrease) in net assets	(104,474,896)	(117,475,542)	5,500,669	(176,599,810)

Net assets:
Beginning of period	696,426,712	813,902,254	594,673,533	771,273,343
End of period	$591,951,816	$696,426,712	$600,174,202	$594,673,533

Share transactions:
Institutional Class
Shares sold	8,521,172	21,262,036	2,513,191	3,339,693
Shares reinvested	2,455,410	5,086,395	2,307,885	1,711,942
Shares redeemed	(20,947,454)	(27,847,305)	(5,501,460)	(10,620,746)
Net increase/(decrease)	(9,970,872)	(1,498,874)	(680,384)	(5,569,111)
Investor Class
Shares sold	115,490	125,654	151,193	214,612
Shares reinvested	58,149	164,220	293,839	236,278
Shares redeemed	(175,931)	(514,853)	(685,234)	(1,272,538)
Net increase/(decrease)	(2,292)	(224,979)	(240,202)	(821,648)

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 67

BOSTON PARTNERS INVESTMENT FUNDS
Statements of Changes in Net Assets (continued)

	WPG Partners Select Hedged Fund	WPG Partners Select Small Cap Value Fund
	For the Period Ended August 31, 2024*	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$372,248	$21,846	$529,691
Net realized gain/(loss) from investments and foreign currencies	(1,926,510)	4,373,965	13,714,809
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	3,468,333	10,778,980	7,711,422
Net increase/(decrease) in net assets resulting from operations	1,914,071	15,174,791	21,955,922

Dividends and distributions to shareholders:
Institutional Class	—	(14,373,145)	(111,741)
Net decrease in net assets from dividends and distributions to shareholders	—	(14,373,145)	(111,741)

Capital transactions:
Institutional Class
Proceeds from shares sold	52,528,063	69,842,753	74,949,673
Reinvestment of distributions	—	14,245,244	111,438
Shares redeemed	(516,709)	(68,589,373)	(7,420,975)
Net increase/(decrease) in net assets from capital transactions	52,011,354	15,498,624	67,640,136
Total increase/(decrease) in net assets	53,925,425	16,300,270	89,484,317

Net assets:
Beginning of period	—	107,329,366	17,845,049
End of period	$53,925,425	$123,629,636	$107,329,366

Share transactions:
Institutional Class
Shares sold	5,230,787	6,367,546	7,856,153
Shares reinvested	—	1,428,811	11,155
Shares redeemed	(50,876)	(6,651,263)	(682,918)
Net increase/(decrease)	5,179,911	1,145,094	7,184,390
* The Fund commenced operations on May 3, 2024.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 68

BOSTON PARTNERS INVESTMENT FUNDS
Statements of Changes in Net Assets (concluded)

	WPG Partners Small Cap Value Diversified Fund
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$253,505	$323,469
Net realized gain/(loss) from investments and foreign currencies	1,848,956	1,888,510
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	3,647,651	885,261
Net increase/(decrease) in net assets resulting from operations	5,750,112	3,097,240

Dividends and distributions to shareholders:
Institutional Class	(2,113,959)	(4,669,593)
Net decrease in net assets from dividends and distributions to shareholders	(2,113,959)	(4,669,593)

Capital transactions:
Institutional Class
Proceeds from shares sold	863,166	1,560,898
Reinvestment of distributions	1,990,247	4,416,593
Shares redeemed	(2,674,828)	(7,405,913)
Net increase/(decrease) in net assets from capital transactions	178,585	(1,428,422)
Total increase/(decrease) in net assets	3,814,738	(3,000,775)

Net assets:
Beginning of period	29,263,415	32,264,190
End of period	$33,078,153	$29,263,415

Share transactions:
Institutional Class
Shares sold	44,741	83,597
Shares reinvested	109,055	253,245
Shares redeemed	(143,343)	(400,952)
Net increase/(decrease)	10,453	(64,110)

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 69

BOSTON PARTNERS INVESTMENT FUNDS
Financial Highlights	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders
Boston Partners All-Cap Value Fund
Institutional Class
8/31/24	$31.76	$0.30	$5.29	$5.59	$(0.52)	$(2.86)	$(3.38)
8/31/23	30.78	0.41	3.16	3.57	(0.31)	(2.28)	(2.59)
8/31/22	33.77	0.33	(1.51)	(1.18)	(0.33)	(1.48)	(1.81)
8/31/21	24.53	0.26	9.43	9.69	(0.21)	(0.24)	(0.45)
8/31/20	24.97	0.36	(0.08)	0.28	(0.37)	(0.35)	(0.72)
Investor Class
8/31/24	$31.53	$0.22	$5.26	$5.48	$(0.44)	$(2.86)	$(3.30)
8/31/23	30.58	0.33	3.13	3.46	(0.23)	(2.28)	(2.51)
8/31/22	33.56	0.25	(1.51)	(1.26)	(0.24)	(1.48)	(1.72)
8/31/21	24.39	0.18	9.38	9.56	(0.15)	(0.24)	(0.39)
8/31/20	24.82	0.30	(0.09)	0.21	(0.29)	(0.35)	(0.64)
Boston Partners Emerging Markets Dynamic Equity Fund
Institutional Class
8/31/24	$8.62	$0.16	$(0.07)	$0.09	$—	$—	$—
8/31/23	10.23	0.13	0.27	0.40	(2.01)	—	(2.01)
8/31/22	11.44	0.07	(1.27)	(1.20)	(0.01)	—	(0.01)
8/31/21	11.23	(0.02)	1.17	1.15	(0.94)	—	(0.94)
8/31/20	10.45	0.19	0.82	1.01	(0.23)	—	(0.23)
Boston Partners Global Equity Fund
Institutional Class
8/31/24	$21.23	$0.45	$4.19	$4.64	$(0.43)	$—	$(0.43)
8/31/23	18.69	0.45	2.39	2.84	(0.30)	—	(0.30)
8/31/22	20.74	0.39	(2.08)	(1.69)	(0.36)	—	(0.36)
8/31/21	15.15	0.25	5.69	5.94	(0.35)	—	(0.35)
8/31/20	15.91	0.15	(0.67)	(0.52)	(0.24)	—	(0.24)

*	Calculated based on average shares outstanding for the period.

The accompanying notes are an integral part of the financial statements.

Financial Statements 2024 | 70

BOSTON PARTNERS INVESTMENT FUNDS
Financial HIghlights (continued)	Per Share Operating Performance

Net Asset Value, End of Period	Total Investment Return[1]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$33.97	19.04%	$1,272,666	0.80%	N/A	0.85%	0.96%	24%
31.76	12.00	1,164,397	0.80	N/A	0.84	1.35	33
30.78	(3.76)	1,200,629	0.80	N/A	0.86	1.00	29
33.77	39.91	1,653,698	0.80	N/A	0.83	0.86	33
24.53	0.84	1,053,301	0.80	N/A	0.84	1.46	37

$33.71	18.77%	$220,298	1.05%	N/A	1.10%	0.71%	24%
31.53	11.68	228,631	1.05	N/A	1.09	1.10	33
30.58	(4.00)	230,437	1.05	N/A	1.11	0.75	29
33.56	39.57	279,306	1.05	N/A	1.08	0.61	33
24.39	0.59	220,927	1.05	N/A	1.09	1.21	37

$8.71	1.04%	$59,968	1.45%	1.40%	1.63%	1.74%	202%
8.62	4.98	61,825	1.42	1.40	1.67	1.52	132
10.23	(10.52)	60,616	1.42	1.40	1.73	0.63	136
11.44	10.38	61,430	1.75	1.40	2.00	(0.14)	125
11.23	9.75	60,176	1.66	1.49	2.19	1.81	219

$25.44	22.17%	$244,647	0.95%	N/A	1.11%	1.98%	48%
21.23	15.28	212,164	0.95	N/A	1.11	2.20	51
18.69	(8.27)	171,407	0.95	N/A	1.13	1.94	59
20.74	39.66	183,433	0.95	N/A	1.04	1.38	88
15.15	(3.40)	177,470	0.95	N/A	1.22	0.96	118

[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

The accompanying notes are an integral part of the financial statements.

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BOSTON PARTNERS INVESTMENT FUNDS
Financial HIghlights (continued)	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders
Boston Partners Global Long/Short Fund
Institutional Class
8/31/24	$14.74	$0.17	$2.36	$2.53	$(0.22)	$—	$(0.22)
8/31/23	13.65	0.19	1.22	1.41	(0.32)	—	(0.32)
8/31/22	12.18	0.05	1.42	1.47	—	—	—
8/31/21	9.72	(0.01)	2.48	2.47	(0.01)	—	(0.01)
8/31/20	10.74	0.01	(0.89)	(0.88)	(0.14)	—	(0.14)
Investor Class
8/31/24	$14.48	$0.14	$2.30	$2.44	$(0.20)	$—	$(0.20)
8/31/23	13.43	0.15	1.20	1.35	(0.30)	—	(0.30)
8/31/22	12.01	0.01	1.41	1.42	—	—	—
8/31/21	9.61	(0.03)	2.43	2.40	—	—	—
8/31/20	10.61	(0.02)	(0.88)	(0.90)	(0.10)	—	(0.10)
Boston Partners Global Sustainability Fund
Institutional Class
8/31/24	$10.00	$0.13	$1.98	$2.11	$(0.16)	$—	$(0.16)
8/31/23	8.62	0.17	1.35	1.52	(0.14)	—	(0.14)
12/29/21** through 8/31/22	10.00	0.11	(1.49)	(1.38)	—	—	—
Boston Partners Long/Short Equity Fund
Institutional Class
8/31/24	$14.99	$0.06	$2.96	$3.02	$(0.27)	$(2.70)	$(2.97)
8/31/23	14.73	0.07	1.96	2.03	—	(1.77)	(1.77)
8/31/22	14.21	(0.13)	1.29	1.16	—	(0.64)	(0.64)
8/31/21	15.15	(0.12)	3.69	3.57	—	(4.51)	(4.51)
8/31/20	17.74	(0.14)	(0.70)	(0.84)	—	(1.75)	(1.75)
Investor Class
8/31/24	$12.45	$0.02	$2.38	$2.40	$(0.25)	$(2.70)	$(2.95)
8/31/23	12.54	0.03	1.65	1.68	—	(1.77)	(1.77)
8/31/22	12.22	(0.14)	1.10	0.96	—	(0.64)	(0.64)
8/31/21	13.64	(0.14)	3.23	3.09	—	(4.51)	(4.51)
8/31/20	16.17	(0.16)	(0.62)	(0.78)	—	(1.75)	(1.75)

*	Calculated based on average shares outstanding.
**	Commencement of operations.

The accompanying notes are an integral part of the financial statements.

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Financial HIghlights (continued)	Per Share Operating Performance

Net Asset Value, End of Period	Total Investment Return[1]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$17.05	17.38%	$164,903	1.78%	1.78%	1.78%	1.09%	198%
14.74	10.38	145,192	2.39	1.80	2.39	1.34	172
13.65	12.07	115,079	2.56	1.81	2.56	0.34	161
12.18	25.39	102,691	2.29	1.83	2.29	(0.07)	102
9.72	(8.30)	130,857	2.46	1.75	2.46	0.07	125

$16.72	17.02%	$13,745	2.03%	2.03%	2.03%	0.84%	198%
14.48	10.16	9,108	2.64	2.05	2.64	1.09	172
13.43	11.82	6,159	2.81	2.06	2.81	0.09	161
12.01	24.97	4,960	2.54	2.08	2.54	(0.32)	102
9.61	(8.55)	6,308	2.71	2.00	2.71	(0.18)	125

$11.95	21.34%	$11,397	0.90%	N/A	1.53%	1.23%	73%
10.00	17.71	23,897	0.90	N/A	1.36	1.80	77
8.62	(13.80)	22,640	0.90 [3]	N/A	1.73 [3]	1.75 [3]	55 [4]

$15.04	23.51%	$47,563	2.04%	1.96%	2.72%	0.43%	35%
14.99	14.69	56,303	2.02	1.96	2.67	0.50	44
14.73	8.35	54,733	2.55	1.96	3.18	(0.87)	40
14.21	29.08	49,551	2.60	1.97	3.14	(0.91)	31
15.15	(5.78)	68,780	2.57	2.25	2.74	(0.81)	46

$11.90	23.26%	$15,331	2.29%	2.21%	2.97%	0.18%	35%
12.45	14.44	11,748	2.27	2.21	2.92	0.25	44
12.54	8.07	11,720	2.80	2.21	3.43	(1.12)	40
12.22	28.71	11,571	2.85	2.22	3.39	(1.16)	31
13.64	(5.99)	14,484	2.82	2.50	2.99	(1.06)	46

[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

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Financial HIghlights (continued)	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders
Boston Partners Long/Short Research Fund
Institutional Class
8/31/24	$14.15	$0.12	$2.32	$2.44	$(0.34)	$(1.16)	$(1.50)
8/31/23	15.98	0.16	0.95	1.11	(0.22)	(2.72)	(2.94)
8/31/22	16.82	(0.02)	1.18	1.16	—	(2.00)	(2.00)
8/31/21	13.31	(0.10)	3.61	3.51	—	—	—
8/31/20	15.15	(0.00)	(1.48)	(1.48)	(0.21)	(0.15)	(0.36)
Investor Class
8/31/24	$13.62	$0.09	$2.21	$2.30	$(0.31)	$(1.16)	$(1.47)
8/31/23	15.48	0.12	0.92	1.04	(0.18)	(2.72)	(2.90)
8/31/22	16.39	(0.05)	1.14	1.09	—	(2.00)	(2.00)
8/31/21	13.01	(0.13)	3.51	3.38	—	—	—
8/31/20	14.81	(0.04)	(1.44)	(1.48)	(0.17)	(0.15)	(0.32)
Boston Partners Small Cap Value Fund II
Institutional Class
8/31/24	$27.43	$0.22	$4.57	$4.79	$(0.25)	$(3.06)	$(3.31)
8/31/23	27.51	0.24	1.60	1.84	(0.26)	(1.66)	(1.92)
8/31/22	32.34	0.18	(2.86)	(2.68)	(0.12)	(2.03)	(2.15)
8/31/21	21.06	0.15	11.27	11.42	(0.14)	—	(0.14)
8/31/20	23.42	0.20	(1.94)	(1.74)	(0.28)	(0.34)	(0.62)
Investor Class
8/31/24	$25.95	$0.15	$4.30	$4.45	$(0.18)	$(3.06)	$(3.24)
8/31/23	26.12	0.17	1.51	1.68	(0.19)	(1.66)	(1.85)
8/31/22	30.81	0.10	(2.72)	(2.62)	(0.04)	(2.03)	(2.07)
8/31/21	20.07	0.07	10.75	10.82	(0.08)	—	(0.08)
8/31/20	22.33	0.15	(1.85)	(1.70)	(0.22)	(0.34)	(0.56)
WPG Partners Select Hedged Fund
Institutional Class
5/3/24** through 8/31/24	$10.00	$0.08	$1.88	$1.96	$(0.06)	$(1.49)	$(1.55)
WPG Partners Select Small Cap Value Fund
Institutional Class
8/31/24	$11.82	$—	$1.82	$1.82	$(0.06)	$(1.49)	$(1.55)
8/31/23	9.40	0.07	2.37	2.44	—	(0.02)	(0.02)
12/29/21** through 8/31/22	10.00	(0.01)	(0.59)	(0.60)	—	—	—
WPG Partners Small Cap Value Diversified Fund
Institutional Class
8/31/24	$18.81	$0.16	$3.56	$3.72	$(0.21)	$(1.19)	$(1.40)
8/31/23	19.92	0.20	1.80	2.00	(0.09)	(3.02)	(3.11)
8/31/22	19.33	0.09	0.80	0.89	(0.07)	(0.23)	(0.30)
8/31/21	11.96	0.07	7.39	7.46	(0.09)	—	(0.09)
8/31/20	13.19	0.09	(1.26)	(1.17)	(0.06)	—	(0.06)

*	Calculated based on average shares outstanding, unless otherwise noted.
**	Commencement of operations.

The accompanying notes are an integral part of the financial statements.

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Financial HIghlights (concluded)	Per Share Operating Performance

Net Asset Value, End of Period	Total Investment Return[1]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$15.09	18.79%	$584,044	1.90%	1.40%	1.90%	0.88%	53%
14.15	7.16	688,944	1.88	1.40	1.88	1.12	54
15.98	7.17	801,913	1.95	1.40	1.95	(0.10)	85
16.82	26.37	808,565	2.15	1.40	2.15	(0.66)	61
13.31	(10.13)	1,082,963	2.21	1.37	2.21	(0.01)	66

$14.45	18.43%	$7,907	2.15%	1.65%	2.15%	0.63%	53%
13.62	6.92	7,483	2.13	1.65	2.13	0.87	54
15.48	6.91	11,989	2.20	1.65	2.20	(0.35)	85
16.39	25.98	10,220	2.40	1.65	2.40	(0.91)	61
13.01	(10.32)	24,436	2.46	1.62	2.46	(0.26)	66

$28.91	19.09%	$542,807	0.99%	N/A	1.03%	0.84%	55%
27.43	7.17	533,633	0.99	N/A	1.04	0.91	65
27.51	(8.88)	688,375	0.99	N/A	1.02	0.61	24
32.34	54.40	776,442	0.99	N/A	1.01	0.52	33
21.06	(7.88)	503,349	1.07	N/A	1.09	0.94	46

$27.16	18.80%	$57,367	1.24%	N/A	1.28%	0.59%	55%
25.95	6.90	61,041	1.24	N/A	1.29	0.66	65
26.12	(9.11)	82,898	1.24	N/A	1.27	0.36	24
30.81	54.01	104,282	1.24	N/A	1.26	0.27	33
20.07	(8.07)	77,032	1.32	N/A	1.34	0.69	46

$10.41	4.10%	$53,925	2.54%[3]	1.50%	2.82%[3]	2.29%[3]	36%[4]

$12.09	18.12%	$123,630	1.10%	N/A	1.13%	0.02%	160%
11.82	25.94	107,329	1.10	N/A	1.16	0.65	118
9.40	(6.00)	17,845	1.10 [3]	N/A	2.93 [3]	(0.22)[3]	70 [4]

$21.13	20.99%	$33,078	1.10%	N/A	1.27%	0.84%	74%
18.81	11.35	29,263	1.10	N/A	1.32	1.06	90
19.92	4.59	32,264	1.10	N/A	1.26	0.44	92
19.33	62.66	27,602	1.10	N/A	1.28	0.40	114
11.96	(8.92)	19,150	1.10	N/A	1.31	0.74	123

1	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
2

Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

3	Annualized
4	Not Annualized

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements August 31, 2024

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-five separate investment portfolios, including Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Boston Partners Emerging Markets Dynamic Equity Fund (“BP Emerging Markets Dynamic Equity Fund”), Boston Partners Global Equity Fund (“BP Global Equity Fund”), Boston Partners Global Long/Short Fund (“BP Global Long/Short Fund”), Boston Partners Global Sustainability Fund (“BP Global Sustainability Fund”), Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), WPG Partners Select Hedged Fund (“WPG Select Hedged Fund”), WPG Partners Select Small Cap Value Fund (“WPG Select Small Cap Value Fund”) and WPG Partners Small Cap Value Diversified Fund (“WPG Small Cap Value Diversified Fund”) (each, a “Fund” and collectively, the “Funds”). As of the end of the reporting period, the Funds (other than the BP Emerging Markets Dynamic Equity Fund, BP Global Sustainability Fund, WPG Select Hedged Fund, WPG Select Small Cap Value Fund and WPG Small Cap Value Diversified Fund) each offer two classes of shares, Institutional Class and Investor Class. As of the end of the reporting period, Investor Class shares of the BP Global Equity Fund have not been issued. The BP Emerging Markets Dynamic Equity Fund, BP Global Sustainability Fund, WPG Select Hedged Fund, WPG Select Small Cap Value Fund and WPG Small Cap Value Diversified Fund are single class funds, offering only the Institutional Class of shares.

RBB has authorized capital of one hundred billion shares of common stock of which 92.923 billion shares are currently classified into two hundred and thirty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of BP All-Cap Value Fund and BP Small Cap Value Fund II is to seek long-term growth of capital primarily through investment in equity securities. The investment objective of BP Emerging Markets Dynamic Equity Fund, BP Global Equity Fund and BP Global/Long Short Fund is to seek long-term capital growth. The investment objective of BP Global Sustainability Fund, WPG Select Hedged Fund and WPG Select Small Cap Value Fund is to seek long-term capital appreciation. The investment objective of BP Long/Short Equity Fund is to seek long-term capital appreciation while reducing exposure to general equity market risk. The investment objective of WPG Small Cap Value Diversified Fund is to seek capital appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations. The investment objective of BP Long/Short Research Fund is to seek long-term total return.

At a meeting of the Board of Directors of the Company (the “Board”) held on May 15-16, 2024, the Board unanimously voted to approve, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Plan of Reorganization”) whereby the BP Global Long/Short Fund would be reorganized into the John Hancock Disciplined Value Global Long/Short Fund, a newly-organized series of John Hancock Investment Trust. See Note 10 in these Notes to Financial Statements.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.”

The end of the reporting period for the Funds is August 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2024 (the “current fiscal period” or the “reporting period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves

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Notes to Financial Statements (continued) August 31, 2024

subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Boston Partners Global Investors, Inc. (“Boston Partners” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of the end of the reporting period is included in each Fund’s Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

FUND	TYPE OF SECURITY	UNREALIZED APPRECIATION/ (DEPRECIATION) AS OF 8/31/2024	VALUATION TECHNIQUES	UNOBSERVABLE INPUT	UNOBSERVABLE INPUT VALUES (USD)	IMPACT TO VALUATION FROM AN INCREASE TO INPUT
BP Emerging Markets Dynamic Equity Fund	Contracts For Difference – Total Short – Russia	314,150	Market Approach & Concensus Pricing	Discount for lack of marketability as a result of geopolitical event and sanction	100%	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
BP Emerging Markets Dynamic Equity Fund	Contracts For Difference – Total Short – Russia	140,169	Market Approach & Concensus Pricing	Discount for lack of marketability as a result of geopolitical event and sanction	100%	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

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Notes to Financial Statements (continued) August 31, 2024

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no significant level 3 investments or transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Offering costs are amortized for a new fund and accrued over a 12-month period from the inception date of the fund. Offering costs are charged directly to the fund in which they are incurred. Expenses and fees, including investment advisory, offering costs, and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

SEC RULE 18f-4 — Effective August 19, 2022, the Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Each of the BP Emerging Markets Dynamic Equity Fund, BP Global Long/Short Fund, BP Long/Short Equity Fund, BP Long/Short Research Fund and WPG Select Hedged Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. Each of the BP All-Cap Value Fund, BP Small Cap Value Fund II, WPG Select Small Cap Value Fund, WPG Small Cap Value Diversified Fund, BP Global Sustainability Fund, and BP Global Equity Fund, as a limited derivatives user (as defined in Rule 18f-4), is not subject to the full requirements of Rule 18f-4. The Funds are required to comply with Rule18f-4 and have adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The Funds consider investments in the U.S Bank Money Market Deposit Account, a U.S. dollar-denominated deposit account offered through U.S. Bank, to be a cash equivalent. The Funds are exposed to the credit risk of U.S. Bank through the holding of this cash equivalent. This cash equivalent is presented on the Statements of Assets and Liabilities as “Cash equivalents” and was classified as Level 1 assets as of August 31, 2024.

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OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

CURRENCY RISK — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

EMERGING MARKETS RISK — The BP Global Sustainability Fund and the BP Emerging Markets Dynamic Equity Fund invest in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

FOREIGN SECURITIES MARKET RISK — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

INTERNATIONAL CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. Additionally, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant impacts on global markets. The price and liquidity of investments may fluctuate widely as a result of these conflicts and related events. How long the armed conflicts and related events will last cannot be predicted. These tensions and any related events could have a significant impact on a Fund’s performance and the value of a Fund’s investments, even beyond any direct exposure that the Funds may have to issuers located in these countries.

SUSTAINABLE INVESTMENT RISK — The sustainability criterion required for investment by the BP Global Sustainability Fund may cause the Fund to not invest in certain industries or issuers. As a result, the BP Global Sustainability Fund may be overweight or underweight in certain industries or issuers relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or issuers. Sustainability information provided by issuers, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require the BP Global Sustainability Fund to modify or alter its investment process. Similarly, government policies incentivizing issuers to engage in sustainable practices may fall out of favor, which could potentially limit the BP Global Sustainability Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in the BP Global Sustainability Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.

OPTIONS WRITTEN — The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call

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options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, all of the Funds’ written options are exchange-traded options.

During the current fiscal period, the Funds’ average quarterly volume of options transactions was as follows:

FUND	PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
BP All-Cap Value Fund	$—	$1,506,083
BP Global Long/Short Fund	—	1,390,441
BP Long/Short Equity Fund	—	122,399
BP Long/Short Research Fund	—	260,508

SHORT SALES — When the Adviser believes that a security is overvalued, the BP Emerging Markets Dynamic Equity Fund, BP Global Long/Short Fund, BP Long/Short Equity Fund, BP Long/Short Research Fund and WPG Select Hedged Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, a Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. During the current fiscal period, the BP Emerging Markets Dynamic Equity Fund, BP Global Long/Short Fund, BP Long/Short Equity Fund and BP Long/Short Research Fund had net income/(charges) of $36,304, $(14,588), $393,139 and $6,132,443, respectively, on borrowed securities. Such amounts are included in prime broker interest income on the Statements of Operations.

As of the end of the reporting period, the BP Emerging Markets Dynamic Equity Fund, BP Global Long/Short Fund, BP Long/Short Equity Fund, BP Long/Short Research Fund and WPG Select Hedged Fund had securities sold short valued at $1,261,905, $0, $11,814,494, $113,797,015 and $35,732,661, respectively, for which securities of $24,177,846, $18,352,967, $21,549,675, $159,355,321 and $34,663,248 and deposits of $79,165, $1,517,524, $11,826,855, $119,140,622 and $35,249,641, respectively, were pledged as collateral.

In accordance with Special Custody and Pledge Agreements with Goldman Sachs & Co. (“Goldman Sachs”) (the Funds’ prime broker), BP Emerging Markets Dynamic Equity Fund, BP Global Long/Short Fund, BP Long/Short Equity Fund and BP Long/Short Research Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the overnight rate plus an agreed upon spread.

The BP Emerging Markets Dynamic Equity Fund, BP Global Long/Short Fund, BP Long/Short Equity Fund and BP Long/Short Research Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the current fiscal period:

BP EMERGING MARKETS DYNAMIC EQUITY FUND			BP GLOBAL LONG/SHORT FUND
DAYS UTILIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE	DAYS UTILIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
54	EUR 9,316	4.10%	60	CHF 3,205	1.87%
58	JPY 6,659,401	0.52%	51	JPY 5,290,141	0.45%
9	USD 146,873	5.77%	60	SEK 491,132	4.24%
			313	USD 447,084	5.77%

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BP LONG/SHORT EQUITY FUND			BP LONG/SHORT RESEARCH FUND
DAYS UTILIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE	DAYS UTILIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
333	USD 2,425,256	5.77%	72	AUD 31,426	4.68%
			271	CHF 6,106	2.14%
			216	DKK 293,778	4.12%
			156	EUR 347,814	4.34%
			189	GBP 319,788	5.55%
			92	HKD 1,634,509	4.68%
			168	JPY 51,415,960	0.45%
			192	SEK 2,826,027	4.37%
			133	THB 28,042,508	2.81%
			224	USD 2,460,951	5.77%

The BP Emerging Markets Dynamic Equity Fund, BP Global Long/Short Fund, BP Long/Short Equity Fund and BP Long/Short Research Fund incurred interest expense during the current fiscal period on such borrowings in the amount of $310, $22,789, $129,442, and $126,501, respectively.

CONTRACTS FOR DIFFERENCE — The BP Emerging Markets Dynamic Equity Fund, BP Global Long/Short Fund, BP Long/Short Equity Fund and BP Long/Short Research Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of a CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of a CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFDs.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Schedule of Investments. As of the end of the reporting period, BP Emerging Markets Dynamic Equity Fund, BP Global Long/Short Fund, BP Long/Short Equity Fund and BP Long/Short Research Fund had cash deposits for CFDs of $1,698,030, $610,000, $0 and $530,000, respectively, which were pledged as collateral. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of the end of the reporting period, the BP Emerging Markets Dynamic Equity Fund, BP Global Long/Short Fund, BP Long/Short Equity Fund and BP Long/Short Research Fund held CFDs.

During the current fiscal period, the average volume of CFDs was as follows:

FUND	NOTIONAL AMOUNT LONG	NOTIONAL AMOUNT Short
BP Emerging Markets Dynamic Equity Fund	$22,268,477	$40,533,755
BP Global Long/Short Fund	24,154,292	62,377,127
BP Long/Short Equity Fund	—	1,030,661
BP Long/Short Research Fund	436,874	69,801,466

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The following is a summary of CFDs that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) as of the end of the reporting period:

		GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES				GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT[1]	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED[2]	NET AMOUNT[3]
BP Emerging Markets Dynamic Equity Fund
Bank of America Securities, Inc.	$314,359	$48,398	$—	$265,961	$48,398	$48,398	$—	$—
Goldman Sachs	2,721,593	1,305,846	—	1,415,747	1,305,846	1,305,846	—	—
HSBC Bank	57,314	57,314	—	—	194,440	57,314	137,126	—
J.P. Morgan Securities, Inc.	1,142,951	857,622	—	285,329	857,622	857,622	—	—
Morgan Stanley	1,786,367	1,010,214	—	776,153	1,010,214	1,010,214	—	—
Total	$6,022,584	$3,279,394	$—	$2,743,190	$3,416,520	$3,279,394	$137,126	$—
BP Global Long/Short Fund
Goldman Sachs	$1,909,998	$1,909,998	$—	$—	$2,011,284	$1,909,998	$—	$101,286
HSBC Bank	165,877	114,031	—	$51,846	114,031	114,031	—	—
Morgan Stanley	327,033	327,033	—	—	399,210	327,033	—	72,177
Total	$2,402,908	$2,351,062	$—	$51,846	$2,524,525	$2,351,062	$—	$173,463
BP Long/Short Equity Fund
Morgan Stanley	$—	$—	$—	$—	$18,603	$—	$—	$18,603
Total	$—	$—	$—	$—	$18,603	$—	$—	$18,603
BP Long/Short Research Fund
Bank of America Securities, Inc.	$1,123,192	$—	$—	$1,123,192	$—	$—	$—	$—
Goldman Sachs	1,753,829	1,753,829	—	—	2,335,805	1,753,829	530,000	51,976
J.P. Morgan Securities, Inc.	1,718	—	—	—	—	—	—	—
Morgan Stanley	4,051,553	4,051,553	—	—	4,242,231	4,051,553	—	190,678
Total	$6,930,292	$5,805,382	$—	$1,124,910	$6,578,036	$5,805,382	$530,000	$242,654

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

[2]	Actual collateral pledged may be more than the amount shown.

[3]	Net amount represents the net amount payable to the counterparty in the event of default.

2. INVESTMENT ADVISERS AND OTHER SERVICES

Boston Partners Global Investors, Inc. (“Boston Partners” or the “Adviser”) serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not

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taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: short sale dividend expense, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation for all the Funds is in effect until December 31, 2024 and may not be terminated without the approval of the Board.

		EXPENSE CAPS
FUND	ADVISORY FEE	INSTITUTIONAL CLASS	INVESTOR CLASS
BP All-Cap Value Fund	0.70%	0.80%	1.05%
BP Emerging Markets Dynamic Equity Fund	1.25	1.40	N/A
BP Global Equity Fund	0.90	0.95	1.20
BP Global Long/Short Fund	1.50	2.00	2.25
BP Global Sustainability Fund	0.80	0.90	N/A
BP Long/Short Equity Fund	2.25	1.96	2.21
BP Long/Short Research Fund	1.25	1.50	1.75
BP Small Cap Value Fund II	0.85	0.99	1.24
WPG Select Hedged Fund	1.25	1.50	N/A
WPG Select Small Cap Value Fund	0.90	1.10	N/A
WPG Small Cap Value Diversified Fund*	0.80	1.10	N/A

*	0.80% of net asset up to $500 million, 0.75% of net assets in excess of $500 million.

The Adviser may recoup from each Fund fees and expenses previously paid, waived, or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Funds’ operating expenses (excluding brokerage commissions, short sale dividend expense, taxes, interest expense, and any extraordinary expenses) to exceed the Expense Caps of each class of each Fund that were in effect at the time the fees and expenses were paid, waived, or absorbed by the Adviser, as well as the Expense Caps that are currently in effect, if different.

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

FUND	GROSS ADVISORY FEES	WAIVERS AND/OR REIMBURSEMENTS*	RECOUPMENTS	NET ADVISORY FEES
BP All-Cap Value Fund	$9,869,819	$(650,637)	$—	$9,219,182
BP Emerging Markets Dynamic Equity Fund	776,677	(113,783)	—	662,894
BP Global Equity Fund	1,985,400	(357,823)	—	1,627,577
BP Global Long/Short Fund	2,462,427	—	—	2,462,427
BP Global Sustainability Fund	121,573	(94,610)	—	26,963
BP Long/Short Equity Fund	1,379,392	(414,321)	—	965,071
BP Long/Short Research Fund	7,466,784	—	—	7,466,784
BP Small Cap Value Fund II	4,839,419	(231,790)	618	4,608,247
WPG Select Hedged Fund	201,245	(45,730)	—	155,515
WPG Select Small Cap Value Fund	902,977	(39,014)	13,656	877,619
WPG Small Cap Value Diversified Fund	240,939	(51,465)	—	189,474

As of the end of the reporting period, the Funds had amounts available for recoupment as follows:

	Expiration
FUND	August 31, 2025	August 31, 2026	August 31, 2027	Total
BP All-Cap Value Fund	$1,054,852	$581,154	$650,637	$2,286,643
BP Emerging Markets Dynamic Equity Fund	194,970	150,185	113,783	458,938
BP Global Equity Fund	327,392	312,531	357,823	997,746
BP Global Sustainability Fund	125,165	102,575	94,610	322,350
BP Long/Short Equity Fund	404,556	440,825	414,321	1,259,702
BP Small Cap Value Fund II	274,029	313,733	231,790	819,552
WPG Select Hedged Fund	—	—	45,730	45,730
WPG Select Small Cap Value Fund	94,396	52,965	39,014	186,375
WPG Small Cap Value Diversified Fund	49,003	64,117	51,465	164,585

*

Includes acquired fund fees and expenses. Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.

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U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

The Board has approved a Distribution Agreement for the Funds and adopted separate Plans of Distribution for the Investor Class Shares of each Fund (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Quasar Distributors, LLC (the “Underwriter”) is entitled to receive from each Fund a distribution fee with respect to the Investor Class Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class Shares. Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of the Investor Class Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class Shares, all as set forth in the Plans.

3.	DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4.	PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments and derivative transactions) of the Funds were as follows:

FUND	PURCHASES	SALES
BP All-Cap Value Fund	$337,189,278	$445,763,518
BP Emerging Markets Dynamic Equity Fund	83,522,222	85,690,167
BP Global Equity Fund	102,464,368	116,020,813
BP Global Long/Short Fund	237,047,141	240,237,171
BP Global Sustainability Fund	11,215,337	25,916,043
BP Long/Short Equity Fund	20,624,893	35,262,393
BP Long/Short Research Fund	304,754,169	527,657,515
BP Small Cap Value Fund II	310,944,627	418,753,640
WPG Select Hedged Fund	67,491,711	18,044,039
WPG Select Small Cap Value Fund	161,261,774	156,976,827
WPG Small Cap Value Diversified Fund	21,752,797	23,353,543

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	CAPITAL SHARE TRANSACTIONS

As of the end of the reporting period, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class Shares of the BP Long/Short Research Fund, BP Global Long/Short Fund and WPG Small Cap Value Diversified Fund, which have 750,000,000 shares, 300,000,000 shares and 50,000,000 shares, respectively, of $0.001 par value common stock authorized.

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Notes to Financial Statements (continued) August 31, 2024

6.	RESTRICTED SECURITIES

Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

As of the end of the reporting period, the Funds did not hold any restricted securities that were illiquid.

7.	FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
BP All-Cap Value Fund	$917,384,822	$648,857,176	$(15,693,476)	$633,163,700
BP Emerging Markets Dynamic Equity Fund	46,031,445	9,930,624	(5,793,747)	4,136,877
BP Global Equity Fund	186,471,917	57,548,732	(6,134,492)	51,414,240
BP Global Long/Short Fund	113,408,066	22,743,568	(4,995,220)	17,748,348
BP Global Sustainability Fund	8,801,699	2,464,717	(70,314)	2,394,403
BP Long/Short Equity Fund	50,979,802	28,469,814	(4,067,053)	24,402,761
BP Long/Short Research Fund	375,953,027	209,712,082	(15,664,210)	194,047,872
BP Small Cap Value Fund II	546,571,740	165,921,197	(18,249,555)	147,671,642
WPG Select Small Cap Value Fund	103,774,256	21,070,935	(5,145,266)	15,925,669
WPG Partners Select Hedged Fund	48,844,045	6,893,947	(3,871,338)	3,022,609
WPG Small Cap Value Diversified Fund	34,139,631	8,249,841	(1,216,558)	7,033,283

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2024 were reclassified among the following accounts. They are primarily attributable to net investment loss, deemed distributions due to shareholder redemptions and investments in partnerships.

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
BP All-Cap Value Fund	$(13,494,402)	$13,494,402
BP Emerging Markets Dynamic Equity Fund	641,144	(641,144)
BP Global Equity Fund	—	—
BP Global Long/Short Fund	—	—
BP Global Sustainability Fund	—	—
BP Long/Short Equity Fund	—	—
BP Long/Short Research Fund	—	—
BP Small Cap Value Fund II	(8,364,578)	8,364,578
WPG Select Small Cap Value Fund	(239,552)	239,552
WPG Partners Select Hedged Fund	—	—
WPG Small Cap Value Diversified Fund	(54,024)	54,024

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Notes to Financial Statements (continued) August 31, 2024

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	QUALIFIED LATE-YEAR LOSS DEFERRAL	OTHER TEMPORARY DIFFERENCES	UNREALIZED APPRECIATION/ (DEPRECIATION)
BP All-Cap Value Fund	$8,831,422	$92,344,942	$—	$—	$—	$633,166,631
BP Emerging Markets Dynamic Equity Fund	—	—	(16,177,291)	—	(73,380)	4,144,882
BP Global Equity Fund	3,816,950	4,584,579	—	—	—	51,416,499
BP Global Long/Short Fund	13,487,710	7,260,012	—	—	(3,222,464)	17,777,994
BP Global Sustainability Fund	143,600	—	(312,071)	—	—	2,395,339
BP Long/Short Equity Fund	5,323,400	5,461,848	—	—	(104,282)	24,147,414
BP Long/Short Research Fund	4,595,812	55,793,794	—	—	(560,311)	195,574,249
BP Small Cap Value Fund II	4,032,878	54,189,421	—	—	—	147,671,642
WPG Select Small Cap Value Fund	3,800,187	1,531,189	—	—	—	15,925,669
WPG Partners Select Hedged Fund	386,199	—	(1,494,737)	—	—	3,022,609
WPG Small Cap Value Diversified Fund	898,984	1,077,305	—	—	—	7,033,802

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2024 and August 31, 2023 was as follows:

	2024			2023
FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
BP All-Cap Value Fund	$20,422,209	$116,181,081	$136,603,290	$24,105,403	$91,006,985	$115,112,388
BP Emerging Markets Dynamic Equity Fund	—	—	—	11,778,440	—	11,778,440
BP Global Equity Fund	4,137,287	—	4,137,287	2,771,850	—	2,771,850
BP Global Long/Short Fund	2,313,704	—	2,313,704	3,244,316	—	3,244,316
BP Global Sustainability Fund	383,298	—	383,298	313,835	—	313,835
BP Long/Short Equity Fund	5,479,195	6,542,936	12,022,131	3,983,135	4,087,413	8,070,548
BP Long/Short Research Fund	25,433,392	41,826,339	67,259,731	59,860,157	86,589,335	146,449,492
BP Small Cap Value Fund II	7,336,862	60,236,676	67,573,538	6,797,983	45,094,686	51,892,669
WPG Partners Select Hedged Fund	—	—	—
WPG Select Small Cap Value Fund	13,481,054	892,091	14,373,145	111,741	—	111,741
WPG Small Cap Value Diversified Fund	469,112	1,644,847	2,113,959	1,862,975	2,806,618	4,669,593

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

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Notes to Financial Statements (continued) August 31, 2024

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2024, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2024.

For the fiscal year ended August 31, 2024, the Funds deferred to September 1, 2024, the following qualified late-year losses.

FUND	LATE-YEAR ORDINARY LOSS DEFERRAL	POST-OCTOBER CAPITAL LOSS DEFERRAL
BP All-Cap Value Fund	$—	$—
BP Emerging Markets Dynamic Equity Fund	—	—
BP Global Equity Fund	—	—
BP Global Long/Short Fund	—	—
BP Global Sustainability Fund	—	—
BP Long/Short Equity Fund	—	—
BP Long/Short Research Fund	—	—
BP Small Cap Value Fund II	—	—
WPG Partners Select Small Cap Value Fund	—	—
WPG Partners Select Hedged Fund	—	—
WPG Partners Small Cap Value Diversified Fund	—	—

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2024 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. During the current fiscal period, the BP Global Equity Fund had utilized $12,623,653, BP Global Long/Short Fund had utilized $141,607, and BP Global Sustainability had utilized $2,330,507 of carry forward capital losses.

As of August 31, 2024, the BP Emerging Markets Dynamic Equity Fund had short-term post-enactment capital losses of $16,177,291. The BP Global Sustainability Fund had short-term post-enactment capital losses of $312,071. The WPG Partners Select Hedged Fund had short-term post-enactment capital losses of $1,494,737.

8.	SECURITIES LENDING

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Boston Partners to be of good standing and only when, in Boston Partners’ judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. Investments purchased with proceeds from securities lending are overnight and continuous. During the current fiscal period, the Funds participated in securities lending. The market value of securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
BP All-Cap Value Fund	$74,254,911	$75,809,274	$104,863
BP Global Equity Fund	4,366,972	4,427,880	18,416
BP Long/Short Equity Fund	9,085,498	9,268,044	56,809
BP Small Cap Value Fund II	109,500,196	111,608,773	655,153
WPG Small Cap Value Diversified Fund	8,825,663	9,020,061	21,492

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Notes to Financial Statements (concluded) August 31, 2024

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNT OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT
BP All-Cap Value Fund	$74,254,911	—	$74,254,911	$(74,254,911)	—	—
BP Global Equity Fund	4,366,972	—	4,366,972	(4,366,972)	—	—
BP Long/Short Equity Fund	9,085,498	—	9,085,498	(9,085,498)	—	—
BP Small Cap Value Fund II	109,500,196	—	109,500,196	(109,500,196)	—	—
WPG Small Cap Value Diversified Fund	8,825,663	—	8,825,663	(8,825,663)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilites. Actual collateral received may be more than the amount shown.

9.	LINE OF CREDIT

The Company, on behalf of the Funds, has established a line of credit (“LoC”) with the Custodian to be used for temporary or emergency purposes, primarily for financing redemption payments. Any loan issued to a Fund utilizing the LoC (each, a “Borrowing Fund” and together, the “Borrowing Funds”) is secured by securities held in the Borrowing Fund’s portfolio. The LoC was renewed on September 10, 2024. The LoC will mature, unless renewed, on November 6, 2024. Borrowing under the LoC is limited to the lesser of (i) $100,000,000, (ii) 20.0% of the gross market value of a Borrowing Fund, or (iii) 33 1/3% of the net market value of the unencumbered assets of a Borrowing Fund. The interest rate paid by the Borrowing Funds on outstanding borrowings is equal to the prime lending rate of the Custodian, which was 8.50% at August 31, 2024.

During the current fiscal period, the Funds’ LoC borrowing activity was as follows:

	TOTAL AMOUNT OF DAYS BORROWED	AVERAGE BORROWINGS	MAXIMUM AMOUNT OUTSTANDING	INTEREST EXPENSE	AVERAGE INTEREST RATE
BP All-Cap Value Fund	8	$19,617,000	$40,166,000	$37,054	8.50%
BP Emerging Markets Dynamic Equity Fund	9	124,222	559,000	264	8.50%
BP Global Equity Fund	3	1,497,000	1,497,000	1,060	8.50%
BP Global Long/Short Fund	1	817,000	817,000	193	8.50%
BP Global Sustainability Fund	1	4,667,000	4,667,000	1,102	8.50%
BP Long/Short Equity Fund	181	602,398	2,883,000	25,744	8.50%
BP Long/Short Research Fund	42	5,447,024	18,722,000	54,016	8.50%
BP Small Cap Value Fund II	8	2,141,625	4,264,000	4,045	8.50%
WPG Select Small Cap Value Fund	2	20,000,000	20,000,000	9,444	8.50%

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:

At a special meeting of shareholders of the BP Global Long/Short Fund held on September 17, 2024, shareholders approved the Plan of Reorganization between the Company, on behalf of the BP Global Long/Short Fund, and John Hancock Investment Trust, on behalf of the John Hancock Disciplined Value Global Long/Short Fund (the “Acquiring Fund”). Pursuant to the Plan of Reorganization, on October 18, 2024, the BP Global Long/Short Fund transferred all of its assets to the Acquiring Fund in exchange for corresponding shares of the Acquiring Fund which were distributed pro rata to shareholders of the BP Global Long/Short Fund, in redemption of, and in exchange for the shares of the BP Global Long/Short Fund.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of Boston Partners All-Cap Value Fund, Boston Partners Emerging Markets Dynamic Equity Fund, Boston Partners Global Equity Fund, Boston Partners Global Long/Short Fund, Boston Partners Global Sustainability Fund, Boston Partners Long/Short Equity Fund, Boston Partners Long/Short Research Fund, Boston Partners Small Cap Value Fund II, WPG Partners Select Hedged Fund, WPG Partners Select Small Cap Value Fund, and WPG Partners Small Cap Value Diversified Fund and Board of Directors of The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Boston Partners All-Cap Value Fund, Boston Partners Emerging Markets Dynamic Equity Fund, Boston Partners Global Equity Fund, Boston Partners Global Long/Short Fund, Boston Partners Global Sustainability Fund, Boston Partners Long/Short Equity Fund, Boston Partners Long/Short Research Fund, Boston Partners Small Cap Value Fund II, WPG Partners Select Hedged Fund, WPG Partners Select Small Cap Value Fund, and WPG Partners Small Cap Value Diversified Fund (collectively referred to as the “Funds”) (eleven of the portfolios constituting The RBB Fund, Inc. (the “Company”)), including the schedules of investments, as of August 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the portfolios constituting The RBB Fund, Inc.) at August 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual portfolio constituting The RBB Fund, Inc.	Statement of operations	Statements of changes in net assets	Financial highlights

Boston Partners All-Cap Value Fund

Boston Partners Emerging Markets Dynamic Equity Fund

Boston Partners Global Equity Fund

Boston Partners Global Long/Short Fund

Boston Partners Long/Short Equity Fund

Boston Partners Long/Short Research Fund

Boston Partners Small Cap Value Fund II

WPG Partners Small Cap Value Diversified Fund

	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the five years in the period ended August 31, 2024
WPG Partners Select Small Cap Value Fund Boston Partners Global Sustainability Fund	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the two years in the period ended August 31, 2024, and the period from December 29, 2021 (commencement of operations) through August 31, 2022
WPG Partners Select Hedged Fund	For the period from May 3, 2024 (commencement of operations) through August 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.

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Report of Independent registered Public Accounting Firm (concluded)

Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Boston Partners investment companies since 2007.

Philadelphia, Pennsylvania
October 30, 2024

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Shareholder Tax Information

Certain tax information regarding each Fund is required to be provided to shareholders based upon each Fund’s income and distributions for the taxable year ended August 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. During the fiscal year ended August 31, 2024, the following dividends and distributions were paid by each of the Funds:

FUND	ORDINARY INCOME	LONG-TERM GAINS
BP All-Cap Value Fund	$20,422,209	$116,181,081
BP Emerging Markets Dynamic Equity Fund	—	—
BP Global Equity Fund	4,137,287	—
BP Global Long/Short Fund	2,313,704	—
BP Global Sustainability Fund	383,298	—
BP Long/Short Equity Fund	5,479,195	6,542,936
BP Long/Short Research Fund	25,433,392	41,826,339
BP Small Cap Value Fund II	7,336,862	60,236,676
WPG Select Hedged Fund	—	—
WPG Select Small Cap Value Fund	13,481,054	892,091
WPG Small Cap Value Diversified Fund	469,112	1,644,847

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Under the Jobs and Growth Tax relief Reconciliation Act of 2003 (the “Act”) the following percentages of ordinary dividends paid during the fiscal year ended August 31, 2024 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates:

FUND
BP All-Cap Value Fund	100.00%
BP Emerging Markets Dynamic Equity Fund	0.00%
BP Global Equity Fund	100.00%
BP Global Long/Short Fund	100.00%
BP Global Sustainability Fund	100.00%
BP Long/Short Equity Fund	21.46%
BP Long/Short Research Fund	54.84%
BP Small Cap Value Fund II	100.00%
WPG Select Hedged Fund	0.00%
WPG Select Small Cap Value Fund	4.67%
WPG Small Cap Value Diversified Fund	65.26%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for each Fund is as follows:

FUND
BP All-Cap Value Fund	100.00%
BP Emerging Markets Dynamic Equity Fund	0.00%
BP Global Equity Fund	34.25%
BP Global Long/Short Fund	35.76%
BP Global Sustainability Fund	44.93%
BP Long/Short Equity Fund	14.28%
BP Long/Short Research Fund	40.43%
BP Small Cap Value Fund II	97.38%
WPG Select Hedged Fund	0.00%
WPG Select Small Cap Value Fund	3.03%
WPG Small Cap Value Diversified Fund	57.55%

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Shareholder Tax Information (concluded)

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is as follows:

FUND
BP All-Cap Value Fund	0.00%
BP Emerging Markets Dynamic Equity Fund	0.00%
BP Long/Short Equity Fund	2.54%
BP Long/Short Research Fund	2.73%
BP Global Equity Fund	0.95%
BP Global Long/Short Fund	18.82%
BP Global Sustainability Fund	6.59%
BP Small Cap Value Fund II	0.00%
WPG Select Hedged Fund	0.00%
WPG Select Small Cap Value Fund	0.00%
WPG Small Cap Value Diversified Fund	0.00%

The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Job Creation Act of 2004 is as follows:

FUND
BP All-Cap Value Fund	0.00%
BP Emerging Markets Dynamic Equity Fund	0.00%
BP Long/Short Equity Fund	80.53
BP Long/Short Research Fund	40.35
BP Global Equity Fund	0.00%
BP Global Long/Short Fund	0.00%
BP Global Sustainability Fund	0.00%
BP Small Cap Value Fund II	32.25%
WPG Select Hedged Fund	0.00%
WPG Select Small Cap Value Fund	96.11%
WPG Small Cap Value Diversified Fund	46.13%

Pursuant to Section 853 of the Internal Revenue Code, as amended, the following Portfolios elect to pass-through to shareholders the credit for taxes paid to eligible foreign countries, which may be less than the actual amount paid for financial statement purposes.

			Per Share
FUND	GROSS FOREIGN SOURCE INCOME	FOREIGN TAXES PASSTHROUGH	GROSS FOREIGN SOURCE INCOME	FOREIGN TAXES PASSTHROUGH	SHARES OUTSTANDING AT 8/31/2024
BP Global Equity Fund	5,430,217	538,620	0.56465704	0.05600800	9,616,841
BP Global Sustainability Fund	245,589	27,406	0.25741705	0.02872590	954,052
BP Global Long Short Fund	1,912,272	246,988	0.18219628	0.02353233	10,495,669

Because each Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2024. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2025.

In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

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Other Information

Investment Advisory Agreement Renewal

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement between Boston Partners and the Company (the “Investment Advisory Agreement”) on behalf of the Boston Partners Small Cap Value Fund II, Boston Partners All-Cap Value Fund, Boston Partners Long/Short Equity Fund, Boston Partners Long/Short Research Fund, WPG Partners Small Cap Value Diversified Fund, Boston Partners Global Equity Fund, Boston Partners Global Sustainability Fund, Boston Partners Global Long/Short Fund, Boston Partners Emerging Markets Dynamic Equity Fund and WPG Partners Select Small Cap Value Fund (each a “Fund” and collectively the “Funds”), and the advisory agreement between Boston Partners and BP Emerging Markets Long/Short Offshore Ltd. with respect to the Boston Partners Emerging Markets Dynamic Equity Fund (the “Cayman Subsidiary Investment Advisory Agreement” and together with the Investment Advisory Agreement, the “Investment Advisory Agreements”), at a meeting of the Board held on May 15-16, 2024 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreements for an additional one-year term ending August 16, 2025. The Board’s decision to approve the Investment Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreements, the Board considered information provided by Boston Partners with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreements with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Boston Partners and discussed the Investment Advisory Agreements with counsel in executive sessions at which no representatives of Boston Partners were present. Among other things, the Directors considered (i) the nature, extent and quality of Boston Partners’ services provided to the Funds; (ii) descriptions of the experience and qualifications of Boston Partners personnel providing those services; (iii) Boston Partners’ investment philosophies and processes; (iv) Boston Partners’ assets under management and client descriptions; (v) Boston Partners’ soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Boston Partners’ current advisory fee arrangements with the Company and other similarly managed clients; (vii) Boston Partners’ compliance procedures; (viii) Boston Partners’ financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to such Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group; and (xi) a report comparing the performance of each Fund to the performance of its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Boston Partners. The Directors concluded that Boston Partners had substantial resources to provide services to the Funds and that Boston Partners’ services had been acceptable.

The Directors also considered the investment performance of the Funds. Information on the Funds’ investment performance was provided for the three-month, one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, as applicable. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to its respective benchmark and Peer Group was acceptable.

In reaching this conclusion, the Directors noted that the Boston Partners All-Cap Value Fund outperformed its benchmark, the Russell 3000 Value Index, for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, and underperformed its benchmark for the three-month period ended December 31, 2023. The Board noted that the Fund’s total return outperformed the median of its Peer Group for the three-year, five-year, ten-year and since-inception periods ended December 31, 2023, and underperformed the median of its Peer Group for the three-month and one-year periods ended December 31, 2023.

The Directors noted that the Boston Partners Long/Short Equity Fund outperformed its primary benchmark, the S&P 500 Index, for the three-year and since-inception periods ended December 31, 2023, and underperformed its benchmark for the three-month, one-year, five-year and ten-year periods ended December 31, 2023. The Directors noted that the Boston Partners Long/Short Equity Fund outperformed the median of its Peer Group for the three-month, one-year, three-year, five-year and ten-year periods ended December 31, 2023, and performed at the median of its Peer Group for the since-inception period ended December 31, 2023.

The Directors noted that the WPG Partners Small Cap Value Diversified Fund outperformed its primary benchmark, the Russell 2000 Value Index, for the three-year and five-year periods ended December 31, 2023, and underperformed its benchmark for the three-month, one-year and ten-year periods ended December 31, 2023. The Directors noted that the WPG Partners Small Cap Value Diversified Fund outperformed the median of its Peer Group for the three-year and five-year periods ended December 31, 2023, performed at the median of its Peer Group for the one-year and since-inception periods ended December 31, 2023, and underperformed its Peer Group for the three-month and ten-year periods ended December 31, 2023.

Financial Statements 2024 | 93

BOSTON PARTNERS INVESTMENT FUNDS
Other Information (continued)

Next, the Directors also reviewed the performance of the Boston Partners Long/Short Research Fund, noting that the Fund had outperformed its benchmark, the S&P 500 Index, for the three-year period ended December 31, 2023, and underperformed its benchmark for the three-month, one-year, five-year, ten-year and since-inception periods ended December 31, 2023. The Directors noted that the Boston Partners Long/Short Research Fund outperformed the median of its Peer Group for the three-year and since-inception periods ended December 31, 2023, and underperformed the median of its Peer Group for the three-month, one-year, five-year and ten-year periods ended December 31, 2023.

The Directors next reviewed the performance of the Boston Partners Small Cap Value Fund II, which outperformed its benchmark, the Russell 2000 Value Index, for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, and underperformed its benchmark for the three-month period ended December 31, 2023. The Directors noted that the Boston Partners Small Cap Value Fund II outperformed the median of its Peer Group for the one-year, five-year and since-inception periods ended December 31, 2023, performed at the median of its Peer Group for the three-year period ended December 31, 2023, and underperformed the median of its Peer Group for the three-month and ten-year periods ended December 31, 2023.

The Directors also considered the performance of the Boston Partners Global Equity Fund, which outperformed its benchmark, the MSCI World Net Return Index, for the three-year period ended December 31, 2023, and underperformed its benchmark for the three-month, one-year, five-year, ten-year and since-inception periods ended December 31, 2023. The Directors noted that the Boston Partners Global Equity Fund outperformed the median of its Peer Group for the three-month, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, and matched the performance of the median of its Peer Group for the one-year period ended December 31, 2023.

The Directors also considered the performance of the Boston Partners Global Sustainability Fund, which outperformed its benchmark, the MSCI World Net Return Index, for the since-inception period ended December 31, 2023, and underperformed its benchmark for the three-month and one-year periods ended December 31, 2023. The Directors noted that the Boston Partners Global Sustainability Fund outperformed the median of its Peer Group for the since-inception period ended December 31, 2023, and underperformed the median of its Peer Group for the three-month and one-year periods ended December 31, 2023.

The Directors noted that the Boston Partners Global Long/Short Fund had outperformed its benchmark, the MSCI World Net Return Index, for the three-year period ended December 31, 2023, and underperformed its benchmark for the three-month, one-year, five-year, ten-year and since-inception periods ended December 31, 2023. The Directors noted that the Boston Partners Global Long/Short Fund outperformed the median of its Peer Group for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, and underperformed the median of its Peer Group for the three-month period ended December 31, 2023.

The Directors then reviewed the performance of the Boston Partners Emerging Markets Dynamic Equity Fund, which outperformed its benchmark, the MSCI Emerging Markets Index, for the three-year, five-year and since-inception periods ended December 31, 2023, and underperformed its benchmark for the three-month and one-year periods ended December 31, 2023. The Directors also noted that the Boston Partners Emerging Markets Dynamic Equity Fund underperformed the median of its Peer Group for the three-month, one-year, three-year, five-year and since-inception periods ended December 31, 2023.

The Directors noted that the WPG Partners Select Small Cap Value Fund outperformed its primary benchmark, the Russell 2000 Value Index, for the one-year and since-inception periods ended December 31, 2023, and underperformed its benchmark for the three-month period ended December 31, 2023. The Directors noted that the WPG Partners Select Small Cap Value Fund outperformed the median of its Peer Group for the one-year and since-inception periods ended December 31, 2023, and underperformed the median of its Peer Group for the three-month period ended December 31, 2023.

The Board also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreements. In this regard, information on the fees paid by the Funds and the Funds’ total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms. The Directors noted that Boston Partners had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2025 for the Funds to limit total annual operating expenses to agreed upon levels for each Fund.

The Directors noted that the Boston Partners Small Cap Value Fund II’s net advisory fee was above the median and ranked in the 3rd quartile of its Peer Group, and the Fund’s total net expenses were above the median and ranked in the 3rd quartile of its Peer Group.

The Directors noted that the Boston Partners Long/Short Equity Fund’s net advisory fee was above the median and ranked in the 4th quartile of its Peer Group, and the Fund’s total net expenses equaled the median of its Peer Group.

The Directors noted that the Boston Partners Long/Short Research Fund’s net advisory fee was above the median and ranked in the 3rd quartile of its Peer Group, and the Fund’s total net expenses were below the median and ranked in the 2nd quartile of its Peer Group.

The Directors noted that the Boston Partners All-Cap Value Fund’s net advisory fee equaled the median of its Peer Group, and the Fund’s total net expenses were below the median and ranked in the 1st quartile of its Peer Group.

Financial Statements 2024 | 94

BOSTON PARTNERS INVESTMENT FUNDS
Other Information (continued)

The Directors noted that the Boston Partners Global Equity Fund’s net advisory fee and total net expenses were both above the median and each ranked in the 3rd quartile of its Peer Group.

The Directors noted that the Boston Partners Global Sustainability Fund’s net advisory fee was below the median and in the 2nd quartile of its Peer Group, and the Fund’s total net expenses matched the median of its Peer Group.

The Directors noted that the Boston Partners Global Long/Short Fund’s net advisory fee was above the median and in the 4th quartile of its Peer Group, and the Fund’s total net expenses were above the median and in the 3rd quartile of its Peer Group.

The Directors noted that the Boston Partners Emerging Markets Dynamic Equity Fund’s net advisory fee was below the median and in the 2nd quartile of its Peer Group, and the Fund’s total net expenses matched the median of its Peer Group.

The Directors noted that the WPG Partners Select Small Cap Value Fund’s net advisory fee was above the median and in the 4th quartile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quartile of its Peer Group.

The Directors noted that the WPG Partners Small Cap Value Diversified Fund’s net advisory fee matched the median of its Peer Group, and the Fund’s total net expenses matched the median of its Peer Group.

After reviewing the information regarding the Funds’ costs, profitability and economies of scale, and after considering Boston Partners’ services, the Directors concluded that the investment advisory fees to be paid by the Funds were fair and reasonable and that the Investment Advisory Agreements should be approved and continued for an additional one-year period ending August 16, 2025.

Approval of Investment Advisory Agreement – WPG Partners Select Hedged Fund

As required by the 1940 Act, the Board, including all of the Independent Directors, considered the approval of the investment advisory agreement between Boston Partners and the Company (the “New Investment Advisory Agreement”) on behalf of the WPG Partners Select Hedged Fund (for this section only, the “Fund”) at a meeting of the Board held on February 12-13, 2024 (the “February Meeting”). At the February Meeting, the Board, including all of the Independent Directors, approved the New Investment Advisory Agreement for an initial one-year term ending August 16, 2025. The Board’s decision to approve the New Investment Advisory Agreement reflects the exercise of its business judgment. In approving the New Investment Advisory Agreement, the Board considered information provided by Boston Partners with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the New Investment Advisory Agreement with respect to the Fund, the Directors took into account all materials provided prior to and during the February Meeting and at other meetings throughout the past year, the presentations made during the February Meeting, and the discussions held during the February Meeting. The Directors reviewed these materials with management of Boston Partners and discussed the New Investment Advisory Agreement with counsel in executive sessions, at which no representatives of Boston Partners were present. The Directors considered whether approval of the New Investment Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the New Investment Advisory Agreement. The Directors noted their familiarity with Boston Partners given its current service as the investment adviser to certain other series of the Company. Among other things, the Directors considered (i) the nature, extent and quality of services to be provided to the Fund by Boston Partners; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Boston Partners’ investment philosophy and process; (iv) Boston Partners’ assets under management and client descriptions; (v) Boston Partners’ soft dollar commission and trade allocation policies, as applicable; (vi) Boston Partners’ advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) Boston Partners’ compliance procedures; (viii) Boston Partners’ financial information and insurance coverage; (ix) Boston Partners’ profitability analysis relating to its proposed provision of services to the Fund; and (x) the extent to which economies of scale would be relevant to the Fund. The Directors noted that the Fund had not yet commenced operations and, consequently, there was no performance information to review with respect to the Fund.

As part of their review, the Directors considered the nature, extent and quality of the services to be provided by Boston Partners. The Directors concluded that Boston Partners had sufficient resources to provide services to the Fund.

The Board also considered the advisory fee rates payable by the Fund under the proposed New Investment Advisory Agreement. In this regard, information on the fees to be paid by the Fund and the Fund’s expected total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other unaffiliated investment advisory firms, as well as fee structures of Boston Partners’ other products, both mutual funds and separately managed accounts. The Directors noted that Boston Partners had contractually agreed to waive management fees and reimburse expenses of the Fund for at least one year to limit total annual operating expenses to agreed upon levels for the Fund.

After reviewing the information regarding Boston Partners’ estimated costs, profitability and economies of scale, and after considering the services to be provided by Boston Partners, the Directors concluded that the investment advisory fees to be paid by the Fund to Boston Partners were fair and reasonable and that the New Investment Advisory Agreement should be approved for an initial period ending August 16, 2025.

Financial Statements 2024 | 95

BOSTON PARTNERS INVESTMENT FUNDS
Other Information (concluded)

Approval of Plan of Reorganization and Report of Special Meeting of Shareholders

A special meeting of shareholders of the BP Global Long/Short Fund (the “Special Meeting”) was held on September 17, 2024. At the Special Meeting, shareholders of the BP Global Long/Short Fund voted on a proposal to approve the Plan of Reorganization between the Company, on behalf of the BP Global Long/Short Fund, and John Hancock Investment Trust, on behalf of the John Hancock Disciplined Value Global Long/Short Fund (the “Acquiring Fund”). Under the Plan of Reorganization, the BP Global Long/Short Fund would transfer all of its assets to the Acquiring Fund in exchange for corresponding shares of the Acquiring Fund to be distributed pro rata to shareholders of the BPGlobal Long/Short Fund, in redemption of, and in exchange for the shares of the BP Global Long/Short Fund.

All shareholders of record of the BP Global Long/Short Fund at the close of business on July 23, 2024 (the “Record Date”) were entitled to vote at the Special Meeting. As of the Record Date, the BP Global Long/Short Fund had 10,351,143 shares outstanding.

Of the 6,551,104 shares of the BP Global Long/Short Fund present in person or by proxy at the Special Meeting, 6,453,965 shares or 98.52% voted in favor of the proposal to approve the Plan of Reorganization; 12,704 shares or 0.19% voted against the proposal to approve the Plan of Reorganization; and 84,435 shares or 1.29% abstained from voting on the proposal to approve the Plan of Reorganization.

Accordingly, shareholders of the BP Global Long/Short Fund approved the Plan of Reorganization at the Special Meeting on September17, 2024.

The reorganization contemplated by the Plan of Reorganization occurred as of 4:00 p.m. Eastern time on October 18, 2024.

Financial Statements 2024 | 96

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About Boston Partners

Boston Partners is a value equity manager with a distinctive approach to investing — one that combines attractive valuation characteristics with strong business fundamentals and positive business momentum in every portfolio. The consistent application of this approach over nearly 30 years by an experienced and long-tenured team has created a proven record of performance across economic cycles, market capitalizations, and geographies.

INVESTMENT ADVISER
Boston Partners Global Investors, Inc.
1 Beacon Street, 30th Floor
Boston, MA 02108

LEGAL COUNSEL
Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

BostonPartners

One Beacon Street | Boston, MA 02108 | tel: 617-832-8200 | bostonpartners.com

Campbell Systematic Macro Fund

of

THE RBB FUND, INC.

Class A (TICKER: EBSAX)

Class C (TICKER: EBSCX)

Class I (TICKER: EBSIX)

Financial Statements

August 31, 2024

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments

August 31, 2024

	PAR	Value
SHORT-TERM INVESTMENTS — 73.1%
U.S. Treasury Bills — 73.1%
5.20%, 09/05/2024 (a)	150,000,000	$149,956,537
5.24%, 10/10/2024 (a)	160,000,000	159,155,989
5.25%, 11/14/2024 (a)	140,000,000	138,601,837
5.25%, 12/05/2024 (a)	175,000,000	172,792,929
5.21%, 01/02/2025 (a)	145,000,000	142,672,850
4.86%, 02/06/2025 (a)	150,000,000	146,931,756
TOTAL SHORT-TERM INVESTMENTS (Cost $909,556,812)		910,111,898

TOTAL INVESTMENTS — 73.1% (Cost $909,556,812)		910,111,898
Other Assets in Excess of Liabilities — 26.9%		334,766,985
TOTAL NET ASSETS — 100.0%		$1,244,878,883

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield as of August 31, 2024.

The accompanying notes are an integral part of the consolidated financial statements.
1

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments

August 31, 2024

Futures contracts outstanding as of August 31, 2024 were as follows:

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	1,592	03/17/2026	$286,867,733	$(351,665)
Arabica Coffee	90	12/18/2024	8,236,688	(227,691)
ASX SPI 200 Index	223	09/19/2024	30,372,454	202,345
Australian Government 10 Year Bonds	2,420	09/16/2024	190,948,290	(896,165)
Australian Government 3 Year Bonds	1,657	09/16/2024	119,941,707	174,760
Australian 90 Day Bank Bills	1,106	09/11/2025	742,190,406	766,855
Brent Crude Oil	155	10/31/2024	11,817,200	(201,867)
Canadian 10 Year Government Bonds	6,648	12/18/2024	607,058,865	(5,766,033)
Copper	174	12/27/2024	18,320,025	(50,292)
Crude Oil	461	09/20/2024	33,906,550	(1,087,036)
Dow Jones Industrial Average Index	99	09/20/2024	20,618,235	351,877
Euro STOXX 50 Quanto Index	795	09/20/2024	43,684,795	514,407
Euro-BTP Future Dec24	143	12/06/2024	18,782,137	(38,520)
Euro-Bund	1,844	12/06/2024	271,916,874	(565,091)
EURO-BUXL 30Y BND Dec24	34	12/06/2024	5,060,255	(15,824)
EURO-SCHATZ FUT Dec24	7,398	12/06/2024	872,156,856	(327,657)
FTSE 100 Index	318	09/20/2024	35,028,696	88,045
FTSE China A50 Index	2,403	09/27/2024	28,235,250	(63,782)
FTSE/JSE Top 40 Index	915	09/19/2024	39,079,860	542,880
FTSE/MIB Index	214	09/20/2024	40,753,794	998,935
German Stock Index	5	09/20/2024	2,618,554	(2,360)
Hang Seng China Enterprises Index	168	09/27/2024	6,802,688	78,709
Hang Seng Index	385	09/27/2024	44,312,178	473,364
Hard Red Winter Wheat	128	12/13/2024	3,617,600	62,801
IBEX 35 Index	153	09/20/2024	19,336,365	593,818
ICE 3 Month SONIA Rate	1,516	12/16/2025	478,951,395	(291,481)
Lean Hogs	54	10/14/2024	1,776,060	(74)
Live Cattle	1,063	10/31/2024	75,940,720	(1,899,830)
London Metals - Aluminum	1,225	09/16/2024	74,538,188	(2,248,189)
London Metals - Aluminum	541	12/16/2024	33,243,368	32,598
London Metals - Copper	347	09/16/2024	79,313,525	(1,271,922)
London Metals - Copper	23	12/16/2024	5,325,949	(31,956)
London Metals - Lead	750	09/16/2024	38,011,688	(440,814)
London Metals - Lead	214	12/16/2024	11,027,474	(97,329)
London Metals - Nickel	346	09/16/2024	34,440,300	932,831
London Metals - Nickel	88	12/16/2024	8,880,675	(82,041)
London Metals - Zinc	1,032	09/16/2024	73,754,976	1,710,632
London Metals - Zinc	137	12/16/2024	9,946,200	363,760
MSCI EAFE Index	30	09/20/2024	3,687,750	59,701
MSCI Emerging Markets Index	4	09/20/2024	220,000	(329)
MSCI Singapore Index	1,529	09/27/2024	37,664,052	243,058
Nasdaq 100 Index	178	09/20/2024	69,857,880	(204,231)
Nifty 50 Index	1,177	09/26/2024	59,772,768	531,723
OMXS30 Index	1,658	09/20/2024	41,978,005	1,449,941
Palladium	183	12/27/2024	17,619,240	441,298
Russell 2000 Index	2	09/20/2024	222,310	1,155
S&P 500 Index	362	09/20/2024	102,464,100	585,935
S&P Mid Cap 400 Index	14	09/20/2024	4,337,340	23,458
S&P/Toronto Stock Exchange 60 Index	292	09/19/2024	60,750,907	1,010,123

The accompanying notes are an integral part of the consolidated financial statements.
2

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (Continued)

August 31, 2024

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
SGX FTSE Taiwan Index	235	09/27/2024	$17,561,550	$169,716
Silver	2	12/27/2024	291,430	(7,475)
Sugar #11	797	09/30/2024	17,299,363	759,070
TOPIX Index	124	09/12/2024	23,033,176	(835,364)
U.S. Treasury 2 Year Notes	2,283	12/31/2024	473,829,518	(689,004)
U.S. Treasury 5 Year Note	422	12/31/2024	46,166,141	(64,334)
U.S. Treasury Long Bonds	458	12/19/2024	56,391,250	(421,945)
U.S. Treasury Ultra Bonds	336	12/19/2024	44,331,000	(695,683)
US Cocoa	565	12/13/2024	43,341,150	3,010,204
				$(2,701,985)

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	(1,627)	09/15/2025	$439,549,881	$(66,961)
3-Month Secured Overnight Financing Rate	(312)	03/17/2026	75,523,500	51,254
CAC40 10 Euro Index	(28)	09/20/2024	2,367,457	15,336
Canadian Canola Oil	(1,643)	11/14/2024	14,988,344	68,510
Corn No. 2 Yellow	(1,408)	12/13/2024	28,230,400	(550,427)
Cotton No.2	(1,201)	12/06/2024	42,028,995	557,603
Crude Soybean Oil	(1,484)	12/13/2024	37,405,704	315,786
Euro-BOBL	(1,109)	12/06/2024	145,831,692	32,596
Feeder Cattle	(64)	10/31/2024	7,608,000	(67,556)
French Government Bonds	(165)	12/06/2024	23,003,150	35,594
Gold	(240)	12/27/2024	60,662,400	(1,062,653)
ICE European Climate Exchange Emissions	(75)	12/16/2024	5,828,221	87,371
Japanese 10 Year Government Bonds	(572)	09/12/2024	566,248,307	(39,720)
London Metals - Aluminum	(1,225)	09/16/2024	74,538,188	(491,579)
London Metals - Aluminum	(164)	12/16/2024	10,077,472	(564,262)
London Metals - Copper	(347)	09/16/2024	79,313,525	5,040,696
London Metals - Copper	(195)	12/16/2024	45,154,783	(578,963)
London Metals - Lead	(750)	09/16/2024	38,011,688	1,498,273
London Metals - Lead	(685)	12/16/2024	35,298,221	244,440
London Metals - Nickel	(346)	09/16/2024	34,440,300	(644,076)
London Metals - Nickel	(370)	12/16/2024	37,339,203	(949,707)
London Metals - Zinc	(1,032)	09/16/2024	73,754,976	192,551
London Metals - Zinc	(535)	12/16/2024	38,841,000	(1,715,126)
Long Gilt	(1,825)	12/27/2024	236,561,646	253,177
Low Sulphur Gas Oil	(521)	10/10/2024	36,509,075	(145,971)
Natural Gas	(1,912)	09/26/2024	40,668,240	2,688,183
Nikkei 225 Index	(30)	09/12/2024	7,943,772	(93,409)
NY Harbor ULSD	(328)	09/30/2024	31,385,861	1,135,327
Phelix DE Base M Oct24	(245)	10/30/2024	18,324,126	(41,928)
Platinum	(147)	10/29/2024	6,851,670	225,817
Reformulated Gasoline Blendstock	(399)	09/30/2024	35,077,846	(37,052)
Robusta Coffee	(12)	11/25/2024	593,760	(22,880)
SGX TSI Iron Ore	(660)	10/30/2024	6,667,980	(291,720)
Soybean Meal	(484)	12/13/2024	15,149,200	(330,182)

The accompanying notes are an integral part of the consolidated financial statements.
3

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (Concluded)

August 31, 2024

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Soybeans	(1,042)	11/14/2024	$52,100,000	$(243,134)
U.S. Treasury 10 Year Notes	(951)	12/19/2024	107,997,937	607,239
Wheat	(829)	12/13/2024	22,859,675	213,759
				$5,326,206
Total Unrealized Appreciation (Depreciation)				$2,624,221

The accompanying notes are an integral part of the consolidated financial statements.
4

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments

August 31, 2024

Forward foreign currency contracts outstanding as of August 31, 2024 were as follows:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	09/18/2024	AUD	3,006,900,000	USD	2,004,442,834	$31,769,510
UBS AG	09/18/2024	BRL	1,028,800,000	USD	186,309,669	(4,159,219)
UBS AG	09/18/2024	CAD	2,229,650,000	USD	1,631,378,556	24,106,266
UBS AG	09/18/2024	CHF	41,200,000	USD	47,688,476	887,799
UBS AG	09/23/2024	CLP	65,590,000,000	USD	70,392,719	1,363,546
UBS AG	09/19/2024	CNH	23,700,000	USD	3,312,604	38,666
UBS AG	09/18/2024	COP	569,520,000,000	USD	141,016,152	(5,198,486)
UBS AG	09/18/2024	CZK	4,237,200,000	USD	183,590,768	3,584,132
UBS AG	09/18/2024	EUR	2,918,350,000	USD	3,187,130,145	41,617,628
UBS AG	09/18/2024	GBP	1,422,150,000	USD	1,821,211,866	46,850,246
UBS AG	09/18/2024	HUF	69,213,000,000	USD	191,112,744	3,439,839
UBS AG	09/18/2024	IDR	2,622,725,000,000	USD	162,370,368	7,210,864
UBS AG	09/18/2024	INR	19,708,000,000	USD	235,117,152	(271,250)
UBS AG	09/18/2024	JPY	105,525,000,000	USD	688,547,597	35,283,281
UBS AG	09/19/2024	KRW	66,240,000,000	USD	48,365,224	1,288,249
UBS AG	09/18/2024	MXN	4,002,600,000	USD	216,324,476	(13,691,942)
UBS AG	09/18/2024	NOK	3,349,050,000	USD	311,684,447	4,228,738
UBS AG	09/18/2024	NZD	1,248,050,000	USD	757,072,293	23,198,763
UBS AG	09/18/2024	PHP	4,373,250,000	USD	74,813,874	3,062,752
UBS AG	09/18/2024	PLN	1,165,725,000	USD	295,400,176	5,436,466
UBS AG	09/18/2024	SEK	2,212,800,000	USD	211,148,433	4,569,065
UBS AG	09/18/2024	SGD	196,095,000	USD	146,548,743	3,896,519
UBS AG	09/18/2024	TWD	2,785,050,000	USD	86,390,308	854,452
UBS AG	09/18/2024	ZAR	4,075,600,000	USD	222,249,405	5,990,614
UBS AG	09/18/2024	USD	1,857,586,105	AUD	2,782,050,000	(26,362,331)
UBS AG	09/18/2024	USD	91,500,084	BRL	503,800,000	2,301,603
UBS AG	09/18/2024	USD	1,603,143,340	CAD	2,193,350,000	(25,389,225)
UBS AG	09/18/2024	USD	85,051,930	CHF	74,950,000	(3,316,804)
UBS AG	09/23/2024	USD	80,031,786	CLP	74,620,000,000	(1,603,410)
UBS AG	09/19/2024	USD	75,208,872	CNH	540,700,000	(1,248,163)
UBS AG	09/18/2024	USD	116,831,991	COP	479,970,000,000	2,369,978
UBS AG	09/18/2024	USD	227,135,678	CZK	5,223,600,000	(3,612,649)
UBS AG	09/18/2024	USD	2,828,135,703	EUR	2,604,550,000	(53,436,080)
UBS AG	09/18/2024	USD	1,428,845,061	GBP	1,120,550,000	(43,051,011)
UBS AG	09/18/2024	USD	111,434,377	HUF	40,422,000,000	(2,188,852)
UBS AG	09/18/2024	USD	69,468,833	IDR	1,099,350,000,000	(1,608,649)
UBS AG	09/18/2024	USD	122,034,634	INR	10,229,000,000	143,081
UBS AG	09/18/2024	USD	747,914,835	JPY	114,027,000,000	(34,234,072)
UBS AG	09/19/2024	USD	112,050,408	KRW	152,745,000,000	(2,447,173)
UBS AG	09/18/2024	USD	203,667,943	MXN	3,815,700,000	10,497,264
UBS AG	09/18/2024	USD	335,346,683	NOK	3,549,900,000	487,479
UBS AG	09/18/2024	USD	588,693,619	NZD	965,800,000	(15,116,954)
UBS AG	09/18/2024	USD	103,321,673	PHP	6,001,500,000	(3,550,007)
UBS AG	09/18/2024	USD	193,556,451	PLN	769,875,000	(5,123,864)
UBS AG	09/18/2024	USD	269,022,347	SEK	2,811,150,000	(5,026,028)
UBS AG	09/18/2024	USD	239,555,399	SGD	321,045,000	(6,752,255)
UBS AG	09/18/2024	USD	230,796,347	TWD	7,438,500,000	(2,222,863)

The accompanying notes are an integral part of the consolidated financial statements.
5

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (concluded)

August 31, 2024

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	09/18/2024	USD	113,684,848	ZAR	2,105,400,000	$(4,220,868)
Total Unrealized Appreciation (Depreciation)						$644,645

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	PHP	Philippine Peso
COP	Columbian Peso	PLN	Polish Zloty
CZK	Czech Koruna	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TWD	New Taiwan Dollar
HUF	Hungarian Forint	USD	United States Dollar
IDR	Indonesian Rupiah	ZAR	South African Rand
INR	Indian Rupee

The accompanying notes are an integral part of the consolidated financial statements.
6

Campbell Systematic Macro Fund

Consolidated Statement of Assets and Liabilities

August 31, 2024

ASSETS
Investments, at value (cost $909,556,812)	$910,111,898
Cash and cash equivalents	87,639,100
Deposits with brokers:
Futures contracts	153,810,471
Forward foreign currency contracts	90,254,702
Unrealized appreciation on forward foreign currency contracts	264,476,800
Unrealized appreciation on futures contracts	29,437,511
Receivable for capital shares sold	1,141,397
Interest receivable	624,873
Prepaid expenses and other assets	218,642
Total assets	1,537,715,394
LIABILITIES
Unrealized depreciation on forward foreign currency contracts	$263,832,155
Unrealized depreciation on futures contracts	26,813,290
Payable for:
Advisory fees	1,612,167
Capital shares redeemed	290,191
Other accrued expenses and liabilities	288,708
Total liabilities	292,836,511
Net assets	$1,244,878,883
NET ASSETS CONSIST OF:
Par value	$129,084
Paid-in capital	1,264,265,532
Total distributable earnings/(loss)	(19,515,733)
Net assets	$1,244,878,883
CAPITAL SHARES:
Class A Shares:
Net assets applicable to Class A Shares	$53,941,639
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	5,661,751
Net asset value and redemption price per share	$9.53
Maximum offering price per share (100/96.5 of $9.53)	$9.87

Class C Shares:
Net assets applicable to Class C Shares	$18,204,959
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,050,933
Net asset value, offering and redemption price per share	$8.88

Class I Shares:
Net assets applicable to Class I Shares	$1,172,732,285
Shares outstanding ($0.001 par value, 300,000,000 shares authorized)	121,371,493
Net asset value, offering and redemption price per share	$9.66

The accompanying notes are an integral part of the consolidated financial statements.
7

Campbell Systematic Macro Fund

Consolidated Statement of Operations

For the Year Ended August 31, 2024

INVESTMENT INCOME
Interest	$48,065,857
Total investment income	48,065,857
EXPENSES
Advisory fees (Note 2)	16,918,761
Transfer agent fees (Note 2)	1,288,701
Administration and accounting fees (Note 2)	193,237
Distribution fees - Class A Shares	143,213
Distribution fees - Class C Shares	178,246
Registration and filing fees	122,871
Director fees	103,871
Printing and shareholder reporting fees	82,254
Officer fees	78,050
Legal fees	68,304
Audit and tax service fees	64,758
Custodian fees (Note 2)	31,987
Other expenses	44,911
Total expenses before waivers and/or reimbursements	19,319,164
Less: waivers and reimbursements (Note 2)	(944,150)
Net expenses after waivers and/or reimbursements	18,375,014
Net investment income/(loss)	29,690,843
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(1,111)
Futures contracts	38,295,686
Foreign currency transactions	(8,330,706)
Forward foreign currency contracts	(42,645,617)
Net change in unrealized appreciation/(depreciation) on:
Investments	829,028
Futures contracts	9,520,318
Foreign currency translations	(1,033,359)
Forward foreign currency contracts	8,178,880
Net realized and unrealized gain/(loss) on investments	4,813,119
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,503,962

The accompanying notes are an integral part of the consolidated financial statements.
8

Campbell Systematic Macro Fund

Consolidated Statements of Changes in Net Assets

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$29,690,843	$15,272,844
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	(12,681,748)	16,880,850
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations and forward foreign currency contracts	17,494,867	(31,214,109)
Net increase/(decrease) in net assets resulting from operations	34,503,962	939,585

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class A Shares	(826,673)	(9,548,573)
Class C Shares	(98,765)	(2,517,507)
Class I Shares	(15,128,997)	(88,730,836)
Total distributable earnings	(16,054,435)	(100,796,916)
Net decrease in net assets from dividends and distributions to shareholders	(16,054,435)	(100,796,916)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	11,201,253	34,402,233
Proceeds from reinvestment of distributions	798,911	9,286,917
Shares redeemed	(20,737,101)	(38,161,798)
Total from Class A Shares	(8,736,937)	5,527,352
Class C Shares
Proceeds from shares sold	3,003,962	6,816,942
Proceeds from reinvestment of distributions	92,450	2,388,732
Shares redeemed	(3,796,719)	(3,668,971)
Total from Class C Shares	(700,307)	5,536,703
Class I Shares
Proceeds from shares sold	765,144,923	703,679,347
Proceeds from reinvestment of distributions	13,897,674	85,541,786
Shares redeemed	(406,608,214)	(473,269,758)
Total from Class I Shares	372,434,383	315,951,375
Net increase/(decrease) in net assets from capital share transactions	362,997,139	327,015,430
Total increase/(decrease) in net assets	381,446,666	227,158,099

The accompanying notes are an integral part of the consolidated financial statements.
9

Campbell Systematic Macro Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
NET ASSETS:
Beginning of period	$863,432,217	$636,274,118
End of period	$1,244,878,883	$863,432,217

SHARE TRANSACTIONS:
Class A Shares
Shares sold	1,206,997	3,439,596
Shares reinvested	87,312	979,633
Shares redeemed	(2,231,994)	(3,977,081)
Total from Class A Shares	(937,685)	442,148
Class C Shares
Shares sold	343,292	704,756
Shares reinvested	10,775	269,001
Shares redeemed	(438,071)	(401,028)
Total from Class C Shares	(84,004)	572,729
Class I Shares
Shares sold	81,023,773	70,564,733
Shares reinvested	1,500,829	8,901,331
Shares redeemed	(43,506,352)	(48,628,923)
Total from Class I Shares	39,018,250	30,837,141
Net increase/(decrease) in shares outstanding	37,996,561	31,852,018

The accompanying notes are an integral part of the consolidated financial statements.
10

Campbell Systematic Macro Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class A
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(1)(2)		For the Year Ended Sept. 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$9.37	$10.65	$8.76	$7.55	$9.81		$9.49
Net investment income/(loss)(3)	0.25	0.16	(0.11)	(0.16)	(0.07)		— (4)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (5)	0.04	(0.05)	2.57	1.37	(0.76)		1.45
Net increase/(decrease) in net assets resulting from operations	0.29	0.11	2.46	1.21	(0.83)		1.45
Dividends and distributions to shareholders from:
Net investment income	(0.13)	(0.20)	(0.48)	—	(0.79)		(1.13)
Net realized capital gain	—	(1.19)	(0.09)	—	(0.64)		—
Total dividends and distributions to shareholders	(0.13)	(1.39)	(0.57)	—	(1.43)		(1.13)
Net asset value, end of period	$9.53	$9.37	$10.65	$8.76	$7.55		$9.81
Total investment return (6)	3.15%	0.93%	30.09%	16.03%	(8.86	)%(7)	17.73%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,942	$61,813	$65,549	$12,613	$10,365		$12,895
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments (10)	2.00%	2.00%	2.00%	2.03%	2.15	%(8)	2.12%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments (9)(11)	2.09%	2.12%	2.16%	2.36%	2.51	%(8)	2.54%
Ratio of net investment income/(loss) to average net assets	2.67%	1.71%	(1.32)%	(1.93)%	(0.93	)%(8)	(0.03)%
Portfolio turnover rate (12)	0%	0%	0%	0%	0	%(7)	15%

(1)

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company. The period ended is from October 1, 2019 to August 31, 2020.

(2)

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust, an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund.

(3)	Calculated based on average shares outstanding for the period.
(4)	Less than $0.005 per share.
(5)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(6)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(7)	Not annualized
(8)	Annualized
(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(10) Ratio of net expenses to average net assets excluding interest expense	2.00%	2.00%	2.00%	2.00%	2.12%	2.07%
(11) Ratio of gross expenses to average net assets excluding interest expense(9)	2.09%	2.12%	2.16%	2.33%	2.48%	2.49%

(12)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the consolidated financial statements.
11

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(1)(2)		For the Year Ended Sept. 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$8.72	$10.02	$8.38	$7.28	$9.51		$9.20
Net investment income/(loss)(3)	0.17	0.09	(0.20)	(0.21)	(0.12)		(0.07)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (4)	0.04	(0.05)	2.45	1.31	(0.74)		1.42
Net increase/(decrease) in net assets resulting from operations	0.21	0.04	2.25	1.10	(0.86)		1.35
Dividends and distributions to shareholders from:
Net investment income	(0.05)	(0.15)	(0.52)	—	(0.73)		(1.04)
Net realized capital gain	—	(1.19)	(0.09)	—	(0.64)		—
Total dividends and distributions to shareholders	(0.05)	(1.34)	(0.61)	—	(1.37)		(1.04)
Net asset value, end of period	$8.88	$8.72	$10.02	$8.38	$7.28		$9.51
Total investment return (5)	2.38%	0.22%	29.13%	15.11%	(9.49	)%(6)	16.88%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,205	$18,610	$15,654	$9,079	$9,087		$13,237
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments (9)	2.75%	2.75%	2.75%	2.78%	2.88	%(7)	2.87%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments (8)(10)	2.84%	2.87%	2.91%	3.11%	3.27	%(7)	3.29%
Ratio of net investment income/(loss) to average net assets	1.92%	0.96%	(2.07)%	(2.67)%	(1.65	)%(7)	(0.78)%
Portfolio turnover rate (11)	0%	0%	0%	0%	0	%(6)	15%

(1)

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company. The period ended is from October 1, 2019 to August 31, 2020.

(2)

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust, an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund.

(3)	Calculated based on average shares outstanding for the period.
(4)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(5)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(6)	Not annualized
(7)	Annualized
(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(9) Ratio of net expenses to average net assets excluding interest expense	2.75%	2.75%	2.75%	2.75%	2.85%	2.82%
(10) Ratio of gross expenses to average net assets excluding interest expense(8)	2.84%	2.87%	2.91%	3.08%	3.24%	3.24%

(11)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the consolidated financial statements.
12

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Concluded)

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(1)(2)		For the Year Ended Sept. 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$9.51	$10.77	$8.90	$7.65	$9.93		$9.59
Net investment income/(loss)(3)	0.27	0.20	(0.09)	(0.14)	(0.07)		0.02
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (4)	0.04	(0.05)	2.59	1.39	(0.77)		1.48
Net increase/(decrease) in net assets resulting from operations	0.31	0.15	2.50	1.25	(0.84)		1.50
Dividends and distributions to shareholders from:
Net investment income	(0.16)	(0.22)	(0.54)	—	(0.80)		(1.16)
Net realized capital gain	—	(1.19)	(0.09)	—	(0.64)		—
Total dividends and distributions to shareholders	(0.16)	(1.41)	(0.63)	—	(1.44)		(1.16)
Net asset value, end of period	$9.66	$9.51	$10.77	$8.90	$7.65		$9.93
Total investment return (5)	3.42%	1.25%	30.35%	16.34%	(8.75	)%(6)	18.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,172,732	$783,009	$555,072	$119,324	$115,431		$51,067
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments (9)	1.75%	1.75%	1.75%	1.78%	1.88	%(7)	1.84%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments (8)(10)	1.84%	1.87%	1.91%	2.11%	2.24	%(7)	2.28%
Ratio of net investment income/(loss) to average net assets	2.92%	1.96%	(1.07)%	(1.68)%	(0.91	)%(7)	0.23%
Portfolio turnover rate (11)	0%	0%	0%	0%	0	%(6)	15%

(1)

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company. The period ended is from October 1, 2019 to August 31, 2020.

(2)

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust, an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund.

(3)	Calculated based on average shares outstanding for the period.
(4)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(5)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(6)	Not annualized
(7)	Annualized
(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(9) Ratio of net expenses to average net assets excluding interest expense	1.75%	1.75%	1.75%	1.75%	1.85%	1.80%
(10) Ratio of gross expenses to average net assets excluding interest expense(8)	1.84%	1.87%	1.91%	2.08%	2.21%	2.24%

(11)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the consolidated financial statements.
13

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements

August 31, 2024

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-five separate investment portfolios, including the Campbell Systematic Macro Fund (the “Fund”), which commenced investment operations on March 4, 2013. The Fund currently offers Class A, Class C and Class I shares. Class A and Class I shares commenced operations on March 4, 2013. Class C commenced operations on February 11, 2014.

RBB has authorized capital of one hundred billion shares of common stock of which 92.923 billion shares are currently classified into two hundred and thirty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. Prior to February 16, 2021, Class A shares were offered at net asset value plus a maximum sales charge of 5.75%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within twelve months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within twelve months after a purchase of such shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust, an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund.

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company.

The Fund’s investment objective is to seek capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is August 31, 2024, and the period covered by these Notes to Consolidated Financial Statements is the fiscal year ended August 31, 2024 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARY — The Campbell Systematic Macro Program is achieved by the Fund investing up to 25% of its total assets in the Campbell Systematic Macro Offshore Limited Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of the Subsidiary in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $70,197,905, which represented 5.64% of the Fund’s net assets.

14

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Short-Term Investments	$910,111,898	$—	$—	$910,111,898
Commodity Contracts
Futures Contracts	19,581,510	—	—	19,581,510
Equity Contracts
Futures Contracts	7,934,526	—	—	7,934,526
Interest Rate Contracts
Futures Contracts	1,921,475	—	—	1,921,475
Foreign Currency Contracts
Forward Foreign Currency Contracts	—	264,476,800	—	264,476,800
Total Assets	$939,549,409	$264,476,800	$—	$1,204,026,209

15

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Commodity Contracts
Futures Contracts	$(15,383,732)	$—	$—	$(15,383,732)
Equity Contracts
Futures Contracts	(1,199,475)	—	—	(1,199,475)
Interest Rate Contracts
Futures Contracts	(10,230,083)	—	—	(10,230,083)
Foreign Currency Contracts
Forward Foreign Currency Contracts	—	(263,832,155)	—	(263,832,155)
Total Liabilities	$(26,813,290)	$(263,832,155)	$—	$(290,645,445)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 purchases, sales, or transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the current fiscal period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

16

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

The following table lists the fair values of the Fund’s derivative holdings as of the end of the current fiscal period, grouped by contract type and risk exposure category.

Derivative Type	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Asset Derivatives
Futures Contracts (a)	Unrealized appreciation on futures contracts	$19,581,510	$7,934,526	$1,921,475	$—	$29,437,511
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	—	—	—	264,476,800	264,476,800
Total Value - Assets		$19,581,510	$7,934,526	$1,921,475	$264,476,800	$293,914,311

Liability Derivatives
Futures Contracts (a)	Unrealized depreciation on futures contracts	$(15,383,732)	$(1,199,475)	$(10,230,083)	$—	$(26,813,290)
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	—	—	—	(263,832,155)	(263,832,155)
Total Value - Liabilities		$(15,383,732)	$(1,199,475)	$(10,230,083)	$(263,832,155)	$(290,645,445)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Consolidated Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Realized Gain (Loss)
Futures Contracts	Net realized gain/(loss) from futures contracts	$(19,324,537)	$67,586,005	$(9,965,782)	$—	$38,295,686
Forward Contracts	Net realized gain/(loss) from forward foreign currency contracts	—	—	—	(42,645,617)	(42,645,617)
Total Realized Gain/(Loss)		$(19,324,537)	$67,586,005	$(9,965,782)	$(42,645,617)	$(4,349,931)

17

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$6,134,269	$6,688,030	$(3,301,981)	$—	$9,520,318
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	—	8,178,880	8,178,880
Total Change in Unrealized Appreciation/(Depreciation)		$6,134,269	$6,688,030	$(3,301,981)	$8,178,880	$17,699,198

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts- Payable (Value At Trade Date)	Forward Foreign Currency Contracts- Receivable (Value At Trade Date)
$2,819,887,147	$(3,533,398,756)	$(20,109,114,968)	$20,098,692,038

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

18

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$264,476,800	$(263,832,155)	$—	$644,645	$263,832,155	$(263,832,155)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

19

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

SEC RULE 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual

20

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Forward Foreign Currency Contracts —The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an off setting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

21

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

2. Investment Adviser and Other Services

Campbell & Company Investment Adviser LLC (“Campbell” or the “Adviser”) serves as the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Campbell & Company, LP The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

Prior to May 29, 2020, Equinox Institutional Asset Management, LP (“Equinox”) served as adviser to the Predecessor Fund and Campbell served as a sub-adviser to the Predecessor Fund. Equinox was entitled to an advisory fee from the Predecessor Fund at the same rate payable to Campbell as Adviser to the Fund. Equinox, not the Predecessor Fund, paid a sub-advisory fee to Campbell.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board. The Adviser may discontinue this arrangement at any time after December 31, 2024.

	Expense Cap
Advisory Fee	Class A	Class C	Class I
1.64%	2.00%	2.75%	1.75%

Prior to May 29, 2020, Equinox and Campbell had contractually agreed to reduce their advisory fees and/or reimburse certain expenses of the Predecessor Fund, to ensure that the Predecessor Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) acquired fund fees and expenses, and (v) brokerage commissions, did not exceed, on an annual basis, 2.14% with respect to Class A shares, 2.89% with respect to Class C shares, and 1.89% with respect to Class I shares of the Predecessor Fund’s average daily net assets.

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed by the Adviser were as follows:

Gross Advisory Fees	Waivers and/or Reimbursements	Net Advisory Fees
$16,918,761	$(944,150)	$15,974,611

If at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed the Expense Cap that was in effect at the time of the waiver or reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2025	August 31, 2026	August 31, 2027	Total
$392,091	$951,565	$944,150	$2,287,806

22

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Board has adopted a Plan of Distribution (the “Plan”) for the Class A Shares and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% on an annualized basis of the average daily net assets of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases and sales of investment securities (excluding short-term investments and derivative transactions) or long-term U.S. Government securities by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

23

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

August 31, 2024

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$1,009,555,172	$26,964,600	$(59,185,744)	$(32,221,144)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to futures and forwards not regulated by Section 1256 of the Internal Revenue Code and timing difference related to taxable income from a wholly owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2024, primarily attributable to investments in wholly-owned controlled foreign corporation were reclassified among the following accounts:

Distributable Earnings/(Loss)	PAID-IN CAPITAL
$16,512,923	$(16,512,923)

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Other Temporary Differences	Unrealized Appreciation/ (Depreciation)
$15,894,051	$—	$(4,677,037)	$(389,353)	$(30,343,394)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2024 and August 31, 2023 was as follows:

	Ordinary Income	Long-Term Gains	Total
2024	$16,054,435	$—	$16,054,435
2023	51,700,811	49,096,105	100,796,916

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2024, the Fund had $(4,677,037) of long-term loss carryovers. For the fiscal year ended August 31, 2024, the Fund did not have any deferred post-October losses.

24

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Concluded)

August 31, 2024

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there was the following subsequent event:

On September 27, 2024, a special meeting of shareholders of the Fund (the “Special Meeting”) was convened for the purpose of obtaining shareholder approval of (i) a new investment advisory agreement between the Company, on behalf of the Fund, and the Adviser (the “New Investment Advisory Agreement”), and (ii) a new investment advisory agreement between the Subsidiary and the Adviser (the “New Subsidiary Advisory Agreement,” and together with the New Investment Advisory Agreement, the “New Investment Advisory Agreements”). As described in the proxy statement filed on behalf of the Fund with the SEC on August 13, 2024, the Fund sought shareholder approval of the New Investment Advisory Agreements in connection with the long-planned transition of majority ownership (the “Transition”) of the Adviser’s parent company, Campbell & Company, LP.

There were not sufficient shareholder votes present to approve the New Investment Advisory Agreements at the Special Meeting convened on September 27, 2024 and, as a result, the Special Meeting was adjourned to October 25, 2024. At the re-convened Shareholder Meeting held on October 25, 2024, shareholders of the Fund approved each of the New Investment Advisory Agreements.

25

Campbell Systematic Macro Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of Campbell Systematic Macro Fund
and Board of Directors of The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Campbell Systematic Macro Fund (the “Fund”) (one of the portfolios constituting The RBB Fund, Inc. (the “Company”)), including the consolidated portfolio of investments, as of August 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended and the period from October 1, 2019 through August 31, 2020 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the portfolios constituting The RBB Fund, Inc.) at August 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the four years in the period then ended and the period from October 1, 2019 through August 31, 2020, in conformity with U.S. generally accepted accounting principles.

The consolidated financial highlights of the Fund for each of the periods presented through September 30, 2019, were audited by other auditors whose report dated November 27, 2019, expressed an unqualified opinion on those financial statements.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Campbell & Company investment companies since 2015.

Philadelphia, Pennsylvania
October 30, 2024

26

Campbell Systematic Macro Fund

Shareholder Tax Information

(Unaudited)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2024. During the year ended August 31, 2024, the Fund paid $16,054,435 of ordinary income distributions. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal tax purposes.

The percentage of ordinary income dividends qualifying for the 15% dividend tax rate is 0.00%.

The percentage of ordinary income dividends qualifying for the corporate dividends received deduction is 0.00%.

The Fund designates 0% of the ordinary income distributions as qualified short-term gain pursuant to the American Job Creation Act of 2004.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2024. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2025.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

27

Campbell Systematic Macro Fund

Other Information

(Unaudited)

APPROVAL OF CURRENT INVESTMENT ADVISORY AGREEMENTS

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement between Campbell and the Company, on behalf of the Fund (the “Investment Advisory Agreement”), and the investment advisory agreement between Campbell and the Subsidiary (the “Subsidiary Advisory Agreement,” and together with the Investment Advisory Agreement, the “Current Investment Advisory Agreements”) at a meeting of the Board held on May 15-16, 2024 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Current Investment Advisory Agreements for an additional one-year term. The Board’s decision to approve the Current Investment Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangements. In approving the Current Investment Advisory Agreements, the Board considered information provided by Campbell with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement and the Subsidiary Advisory Agreement, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Campbell and discussed the Current Investment Advisory Agreements with counsel in executive sessions, at which no representatives of Campbell were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided by Campbell; (ii) descriptions of the experience and qualifications of Campbell’s personnel providing those services; (iii) Campbell’s investment philosophies and processes; (iv) Campbell’s assets under management and client descriptions; (v) Campbell’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Campbell’s advisory fee arrangement with the Company and other similarly managed clients; (vii) Campbell’s compliance policies and procedures; (viii) Campbell’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group; and (xi) a report comparing the performance of the Fund to the performance of its benchmark.

The Directors evaluated the nature, extent and quality of the services provided by Campbell under the Current Investment Advisory Agreements, on the basis of the functions that Campbell performed, and the quality and stability of the staff committed to those functions, Campbell’s compliance record and financial condition and its background and history in providing services to the Fund. The Directors considered Campbell’s disciplined investment decision-making process used for the Fund and the Subsidiary. The Directors also considered the fact that Campbell had not experienced any significant legal, compliance or regulatory difficulties. Based on the information provided and the Directors’ prior experience with Campbell, the Directors concluded that the nature and extent of the services that Campbell provided, as well as the quality of those services, were satisfactory.

The Directors also considered the investment performance of the Fund and considered the Fund’s investment performance in light of its investment objective and investment strategies. Information on the Fund’s investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since inception periods ended December 31, 2023. The Directors noted that the Fund outperformed its primary benchmark, the S&P 500 Index, for the three-year period ended December 31, 2023, and underperformed its benchmark for the three-month, one-year, five-year, ten-year and since-inception periods ended December 31, 2023. The Directors noted that the Fund outperformed the median of its Peer Group for the three-year, five-year, ten-year, and since-inception periods ended December 31, 2023, and underperformed the median of its Peer Group for the three-month and one-year periods ended December 31, 2023.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement. In this regard, information on the fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other,

28

Campbell Systematic Macro Fund

Other Information (Continued)

(Unaudited)

unaffiliated investment advisory firms. The Directors noted that both the Fund’s net advisory fee and Fund’s total net expenses were above the median and in the 4th quartile of its Peer Group. The Directors noted that Campbell had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2024 to limit total annual operating expenses to agreed upon levels for the Fund.

Based on the information provided, the Directors concluded that the amount of advisory fees that the Fund paid under the Investment Advisory Agreement to Campbell was reasonable in light of the nature and quality of the services provided.

In considering the overall fairness of the Current Investment Advisory Agreements, the Directors assessed the degree to which economies of scale would be expected to be realized if the Fund’s assets increased, as well as the extent to which fee levels would reflect those economies of scale for the benefit of the Fund’s shareholders. The Directors determined that the fee schedules in the Current Investment Advisory Agreements were reasonable and appropriate.

In addition to the above factors, the Directors also considered other benefits received by Campbell from its management of the Fund, including, without limitation, the ability to market its advisory services for similar products in the future.

After reviewing the information regarding the Fund’s costs, Campbell’s estimated profitability and economies of scale, and after considering Campbell’s services, the Directors concluded that the investment advisory fees to be paid by the Fund were fair and reasonable in light of the nature and quality of the services provided and that the Current Investment Advisory Agreements should be approved for an additional annual period ending August 16, 2025.

APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS

At the Meeting, the Board, including a majority of the Independent Directors, also approved the New Investment Advisory Agreements. The Board’s decision to approve the New Investment Advisory Agreements reflects the exercise of its business judgment.

In the course of the Board’s review, the Directors, with the assistance and advice of independent counsel, considered their legal responsibilities with regard to all factors deemed to be relevant to the Fund, including, but not limited to the following: (i) the quality of services expected to be provided to the Fund and the Subsidiary; (ii) the performance of the Fund; (iii) the fact that the Transition was not expected to affect the manner in which the Fund or Subsidiary was advised; (iv) the fact that the current investment management team would continue to manage the Fund and the Subsidiary; (v) the fact that the fee structure under the New Investment Advisory Agreements would be identical to the fee structure under the Current Investment Advisory Agreements; and (vi) other factors deemed relevant.

The Directors also evaluated the New Investment Advisory Agreements in light of information they had requested and received from the Adviser prior to the Meeting. The Directors reviewed these materials with management of the Adviser and independent counsel to the Independent Directors. The Independent Directors also discussed the New Investment Advisory Agreements with counsel in an executive session, at which no representatives of the Adviser were present. The Directors considered whether the New Investment Advisory Agreements would be in the best interests of the Fund and its shareholders and the overall fairness of the New Investment Advisory Agreements. Among other things, the Directors reviewed information concerning: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the Fund’s investment performance; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates from their relationship with the Fund; (iv) the extent to which economies of scale had been or would be realized as the Fund grows; and (v) the extent to which fee levels reflect the economies of scale, if any, for the benefit of the Fund’s shareholders. In their deliberations, the Directors did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Director attributed different weights to the various factors.

29

Campbell Systematic Macro Fund

Other Information (Continued)

(Unaudited)

Nature, Extent and Quality of Services Provided to the Fund. The Directors evaluated the nature, extent and quality of the services that the Adviser would provide under the New Investment Advisory Agreements, which were the same services that the Adviser provided under the Current Investment Advisory Agreements, on the basis of the functions that the Adviser performed, and the quality and stability of the staff committed to those functions, the Adviser’s compliance record and financial condition and its background and history in providing services to the Fund under the Current Investment Advisory Agreements. The Directors considered the Adviser’s disciplined investment decision-making process used for the Fund and the Subsidiary. The Directors also considered the fact that the Adviser had not experienced any significant legal, compliance or regulatory difficulties. Based on the information provided and the Directors’ prior experience with the Adviser, the Directors concluded that the nature and extent of the services that the Adviser would provide under the New Investment Advisory Agreements, as well as the quality of those services, was satisfactory.

In this regard, the Directors considered representations by the Adviser that the Transition would not lead to a reduction in the quality or scope of services provided to the Fund or the Subsidiary. The Directors took into account that there would be no change that would adversely impact the Adviser’s ability to provide the same quality of services as were provided in the past; that the New Investment Advisory Agreements were materially the same as the Current Investment Advisory Agreements; that there were no material litigation, or regulatory or administrative proceedings pending against the Adviser or its principal executive officers related to services that the Adviser provided to the Fund alleging violations of securities or related laws, fraudulent conduct, breach of fiduciary duty, or similar violations; that there were no pending regulatory inquiries by the SEC or other regulators involving the Adviser related to services that the Adviser provided to the Fund; that the Fund would not bear any expenses related to the Transition, including expenses related to the proxy statement; and that there were no planned fee increases for the Fund over the next two years.

Section 15(f) of the Investment Company Act. The Directors also considered whether the arrangements between the Adviser and the Fund complied with the conditions of Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive safe harbor for an investment adviser to an investment company or any of its affiliated persons to receive any amount or benefit in connection with a change in control of the investment adviser so long as two conditions are met. First, for a period of three years after closing of the applicable transaction, at least 75% of the board members of the investment company cannot be “interested persons” (as defined in the 1940 Act) of the investment adviser or predecessor adviser. Second, an “unfair burden” must not be imposed upon a Fund as a result of the transaction or any express or implied terms, conditions or understandings applicable thereto. The term “unfair burden” is defined in Section 15(f) to include any arrangement during the two-year period after the closing of the transaction whereby the investment adviser (or predecessor or successor adviser) or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from a Fund or its shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of a Fund (other than bona fide ordinary compensation as principal underwriter for the Fund).

Consistent with the first condition of Section 15(f), the Adviser represented that it was not aware of any current plans to reconstitute the Board following the Transition. Thus, at least 75% of the Directors of the Company would not be “interested persons” (as defined in the 1940 Act) of the Adviser for a period of three years after closing of the Transition and would be in compliance with this provision of Section 15(f). With respect to the second condition of Section 15(f), the Adviser represented that the Transition would not have an economic impact on the Adviser’s ability to provide services to the Fund and no fee increases were contemplated. Thus, the Directors found that the Transition would not result in an “unfair burden” (as defined in Section 15(f)) during the two-year period following the closing of the Transition. The Adviser represented that neither it nor any interested person of the Adviser would receive any compensation from the Fund or its shareholders, except as permitted pursuant to Section 15(f).

30

Campbell Systematic Macro Fund

Other Information (Concluded)

(Unaudited)

Costs of Services Provided and Profits Realized by the Adviser. The Board also considered the advisory fee rate payable by the Fund under the New Investment Advisory Agreements. In this regard, information on the fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms. The Directors noted that both the Fund’s net advisory fee and Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group. The Directors also noted that Campbell had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2024 to limit total annual operating expenses to agreed upon levels for the Fund. The Board further noted that the management fees and total expenses of the Fund were not expected to change as a result of the Transition or approval of the New Investment Advisory Agreements. The Directors also reviewed analyses of the Adviser’s estimated profitability related to its provision of advisory services to the Fund. Based on the information provided, the Directors concluded that the amount of management fees that the Fund currently pays, and would pay under the New Investment Advisory Agreements, to the Adviser were reasonable in light of the nature and quality of the services provided.

Investment Performance of the Fund. The Directors also considered the investment performance of the Fund, and considered the Fund’s investment performance in light of its investment objective and investment strategies. Information on the Fund’s investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since inception periods ended December 31, 2023. The Directors noted that the Fund outperformed its primary benchmark, the S&P 500 Index, for the three-year period ended December 31, 2023, and underperformed its benchmark for the three-month, one-year, five-year, ten-year and since-inception periods ended December 31, 2023. The Directors noted that the Fund outperformed the median of its Peer Group for the three-year, five-year, ten-year, and since-inception periods ended December 31, 2023, and underperformed the median of its Peer Group for the three-month and one-year periods ended December 31, 2023. After considering all of the information, the Directors concluded that, although past performance is not a guarantee of future results, the Fund and their shareholders were likely to benefit from the Adviser’s continued provision of investment management services.

Economies of Scale and Fee Levels Reflecting Those Economies. In considering the overall fairness of the New Investment Advisory Agreements, the Directors assessed the degree to which economies of scale would be expected to be realized if the Fund’s assets increased as well as the extent to which fee levels would reflect those economies of scale for the benefit of the Fund’s shareholders. The Directors noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grew in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. The Directors determined that the fee schedules in the New Investment Advisory Agreements were reasonable and appropriate.

Other Benefits to the Adviser. In addition to the above factors, the Directors also considered other benefits received by the Adviser from its management of the Fund and the Subsidiary, including, without limitation, the ability to market its advisory services for similar products in the future.

Based on all of the information presented to and considered by the Directors and the conclusions that it reached, the Board approved the New Investment Advisory Agreements for an initial period ending August 16, 2025, on the basis that their terms and conditions were fair to, and in the best interests of, the Fund and its shareholders.

31

Campbell Systematic Macro Fund

Affirmation of the Commodity Pool Operator

August 31, 2024

To the best of the knowledge and belief of the undersigned, the information contained in the Annual Report for the year ended August 31, 2024 is accurate and complete.

Kevin D. Cole, Chief Executive Officer & Chief Investment Officer Campbell & Company, LP CAMPBELL SYSTEMATIC MACRO FUND

32

Investment Adviser
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Financial Statements
August 31, 2024

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

US Treasury 7 Year Note ETF | (Nasdaq: USVN)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

Each a series of The RBB Fund, Inc.

F/m Investments, LLC d/b/a North Slope Capital, LLC

Schedules of Investments	1
Financial Statements	11
Notes to Financial Statements	37
Report of Independent Registered Public Accounting Firm	50
Shareholder Tax Information	52
Other Information	53
Approval of Investment Advisory Agreement	54

US Treasury 3 Month Bill ETF

Schedule of Investments

August 31, 2024

	Par	Value

SHORT-TERM INVESTMENTS — 100.0%
U.S. Treasury Bills — 100.0%
5.21%, 09/03/2024(a)	$18,000,000	$18,000,000
5.07%, 11/29/2024(a)	4,136,218,000	4,086,588,554
TOTAL SHORT-TERM INVESTMENTS (Cost $4,103,035,203)		4,104,588,554

TOTAL INVESTMENTS — 100.0% (Cost $4,103,035,203)		$4,104,588,554
Liabilities in Excess of Other Assets — (0.0)%(b)		(81,468)
TOTAL NET ASSETS — 100.0%		$4,104,507,086

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield as of August 31, 2024.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

1

US Treasury 6 Month Bill ETF

Schedule of Investments

August 31, 2024

	Par	Value

SHORT-TERM INVESTMENTS — 100.0%
U.S. Treasury Bills — 100.0%
5.21%, 09/03/2024(a)	$2,500,000	$2,500,000
4.76%, 02/27/2025(a)	609,859,000	595,803,653
TOTAL SHORT-TERM INVESTMENTS (Cost $598,251,173)		598,303,653

TOTAL INVESTMENTS — 100.0% (Cost $598,251,173)		$598,303,653
Liabilities in Excess of Other Assets — (0.0)%(b)		190,172
TOTAL NET ASSETS — 100.0%		$598,493,825

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield as of August 31, 2024.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

2

US Treasury 12 Month Bill ETF

Schedule of Investments

August 31, 2024

	Par	Value

SHORT-TERM INVESTMENTS — 100.0%
U.S. Treasury Bills — 100.0%
5.23%, 09/03/2024(a)	$1,000,000	$1,000,000
4.44%, 08/07/2025(a)	245,802,000	236,043,820
TOTAL SHORT-TERM INVESTMENTS (Cost $236,946,333)		237,043,820

TOTAL INVESTMENTS — 100.0% (Cost $236,946,333)		$237,043,820
Liabilities in Excess of Other Assets — (0.0)%(b)		53,762
TOTAL NET ASSETS — 100.0%		$237,097,582

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield as of August 31, 2024.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

3

US Treasury 2 Year Note ETF

Schedule of Investments

August 31, 2024

	Par	Value

U.S. TREASURY SECURITIES — 99.6%
United States Treasury Note/Bond, 4.38%, 07/31/2026	$447,462,000	$450,817,965
TOTAL U.S. TREASURY SECURITIES (Cost $447,635,077)		450,817,965

TOTAL INVESTMENTS — 99.6% (Cost $447,635,077)		$450,817,965
Other Assets in Excess of Liabilities — 0.4%		1,656,201
TOTAL NET ASSETS — 100.0%		$452,474,166

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

4

US Treasury 3 Year Note ETF

Schedule of Investments

August 31, 2024

	Par	Value

U.S. TREASURY SECURITIES — 99.8%
United States Treasury Note/Bond, 3.75%, 08/15/2027	$7,450,000	$7,441,852
TOTAL U.S. TREASURY SECURITIES (Cost $7,448,718)		7,441,852

TOTAL INVESTMENTS — 99.8% (Cost $7,448,718)		$7,441,852
Other Assets in Excess of Liabilities — 0.2%		12,693
TOTAL NET ASSETS — 100.0%		$7,454,545

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

5

US Treasury 5 Year Note ETF

Schedule of Investments

August 31, 2024

	Par	Value

U.S. TREASURY SECURITIES — 99.6%
United States Treasury Note/Bond, 3.63%, 08/31/2029	$24,200,000	$24,101,687
TOTAL U.S. TREASURY SECURITIES (Cost $24,148,744)		24,101,687

TOTAL INVESTMENTS — 99.6% (Cost $24,148,744)		$24,101,687
Other Assets in Excess of Liabilities — 0.4%		106,755
TOTAL NET ASSETS — 100.0%		$24,208,442

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

6

US Treasury 7 Year Note ETF

Schedule of Investments

August 31, 2024

	Par	Value

U.S. TREASURY SECURITIES — 99.5%
United States Treasury Note/Bond, 3.75%, 08/31/2031	$5,385,000	$5,363,965
TOTAL U.S. TREASURY SECURITIES (Cost $5,378,856)		5,363,965

TOTAL INVESTMENTS — 99.5% (Cost $5,378,856)		$5,363,965
Other Assets in Excess of Liabilities — 0.5%		27,729
TOTAL NET ASSETS — 100.0%		$5,391,694

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

7

US Treasury 10 Year Note ETF

Schedule of Investments

August 31, 2024

	Par	Value

U.S. TREASURY SECURITIES — 99.8%
United States Treasury Note/Bond, 3.88%, 08/15/2034	$157,272,000	$156,706,804
TOTAL U.S. TREASURY SECURITIES (Cost $157,598,404)		156,706,804

TOTAL INVESTMENTS — 99.8% (Cost $157,598,404)		$156,706,804
Other Assets in Excess of Liabilities — 0.2%		267,922
TOTAL NET ASSETS — 100.0%		$156,974,726

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

8

US Treasury 20 Year Bond ETF

Schedule of Investments

August 31, 2024

	Par	Value

U.S. TREASURY SECURITIES — 99.7%
United States Treasury Note/Bond, 4.13%, 08/15/2044	$26,824,000	$26,174,356
TOTAL U.S. TREASURY SECURITIES (Cost $26,389,961)		26,174,356

SHORT-TERM INVESTMENTS — 0.3%
U.S. Treasury Bills — 0.3%
5.22%, 09/03/2024(a)	83,000	$83,000
TOTAL SHORT-TERM INVESTMENTS (Cost $82,975)		83,000

TOTAL INVESTMENTS — 100.0% (Cost $26,472,936)		$26,257,356
Liabilities in Excess of Other Assets — (0.0)%(b)		(7,786)
TOTAL NET ASSETS — 100.0%		$26,249,570

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield as of August 31, 2024.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

9

US Treasury 30 Year Bond ETF

Schedule of Investments

August 31, 2024

	Par	Value

U.S. TREASURY SECURITIES — 99.4%
United States Treasury Note/Bond, 4.25%, 08/15/2054	$17,744,000	$17,854,900
TOTAL U.S. TREASURY SECURITIES (Cost $18,024,699)		17,854,900

SHORT-TERM INVESTMENTS — 0.4%
U.S. Treasury Bills — 0.4%
5.23%, 09/03/2024(a)	65,000	$65,000
TOTAL SHORT-TERM INVESTMENTS (Cost $64,981)		65,000

TOTAL INVESTMENTS — 99.8% (Cost $18,089,680)		$17,919,900
Other Assets in Excess of Liabilities — 0.2%		34,768
TOTAL NET ASSETS — 100.0%		$17,954,668

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

10

US Benchmark Series

Statements of Assets and Liabilities

August 31, 2024

	US Treasury 3 Month Bill ETF	US Treasury 6 Month Bill ETF	US Treasury 12 Month Bill ETF	US Treasury 2 Year Note ETF
ASSETS
Investments in securities of unaffiliated issuers, at value (cost $—, $—, $—, and $447,635,077, respectively)	$—	$—	$—	$450,817,965
Short-term investments, at value (cost $4,103,035,203, $598,251,173, $236,946,333, and $—, respectively)	4,104,588,554	598,303,653	237,043,820	—
Cash equivalents	8,828,184	1,093,937	80,660	8,704
Receivables for:
Investments sold	3,999,429	—	—	—
Capital shares sold	—	—	1,002,526	—
Interest	19,124	3,882	392	1,704,123
Total assets	4,117,435,291	599,401,472	238,127,398	452,530,792

LIABILITIES
Payables for:
Investments purchased	8,397,855	830,441	1,000,633	-
Capital shares redeemed	4,002,936	-	-	-
Advisory fees	527,414	77,206	29,183	56,626
Total liabilities	12,928,205	907,647	1,029,816	56,626
Net assets	$4,104,507,086	$598,493,825	$237,097,582	$452,474,166

NET ASSETS CONSIST OF:
Par value	$82,030	$11,930	$4,730	$9,320
Paid-in capital	4,094,391,342	597,801,623	237,261,787	457,859,456
Total distributable earnings/(losses)	10,033,714	680,272	(168,935)	(5,394,610)
Net assets	$4,104,507,086	$598,493,825	$237,097,582	$452,474,166

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	82,030,000	11,930,000	4,730,000	9,320,000
Net asset value and redemption price per share	$50.04	$50.17	$50.13	$48.55

The accompanying notes are an integral part of these financial statements.

11

US Benchmark Series

Statements of Assets and Liabilities (CONTINUED)

AUGUST 31, 2024

	US Treasury 3 Year Note ETF	US Treasury 5 Year Note ETF	US Treasury 7 Year Note ETF	US Treasury 10 Year Note ETF
ASSETS
Investments in securities of unaffiliated issuers, at value (cost $7,448,718, $24,148,744, $5,378,856, and $157,598,404, respectively)	$7,441,852	$24,101,687	$5,363,965	$156,706,804
Short-term investments, at value (cost $—, $—, $—, and $—, respectively)	—	—	—	—
Cash equivalents	749	10,617	2,185	5,921
Receivables for:
Investments sold	—	24,211,373	5,391,965	—
Capital shares sold	—	24,249,953	5,405,983	—
Interest	12,919	2,112	504	282,325
Total assets	7,455,520	72,575,742	16,164,602	156,995,050

LIABILITIES
Payables for:
Investments purchased	—	24,156,014	5,380,529	—
Capital shares redeemed	—	24,208,401	5,391,694	—
Advisory fees	975	2,885	685	20,324
Total liabilities	975	48,367,300	10,772,908	20,324
Net assets	$7,454,545	$24,208,442	$5,391,694	$156,974,726

NET ASSETS CONSIST OF:
Par value	$150	$490	$110	$3,490
Paid-in capital	7,557,933	24,246,734	5,433,511	161,320,078
Total distributable earnings/(losses)	(103,538)	(38,782)	(41,927)	(4,348,842)
Net assets	$7,454,545	$24,208,442	$5,391,694	$156,974,726

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	150,000	490,000	110,000	3,490,000
Net asset value and redemption price per share	$49.70	$49.40	$49.02	$44.98

The accompanying notes are an integral part of these financial statements.

12

US Benchmark Series

Statements of Assets and Liabilities (Concluded)

AUGUST 31, 2024

	US Treasury 20 Year BOND ETF	US Treasury 30 Year BOND ETF
ASSETS
Investments in securities of unaffiliated issuers, at value (cost $26,389,961, $18,024,699, respectively)	$26,174,356	$17,854,900
Short-term investments, at value (cost $82,975, $64,981, respectively)	83,000	65,000
Cash	—	—
Cash equivalents	831	2,357
Receivables for:
Investments sold	26,192,897	—
Capital shares sold	26,447,400	—
Interest	50,930	34,892
Total assets	78,949,414	17,957,149

LIABILITIES
Payables for:
Investments purchased	26,447,088	—
Capital shares redeemed	26,249,552	—
Advisory fees	3,204	2,481
Total liabilities	52,699,844	2,481
Net assets	$26,249,570	$17,954,668

NET ASSETS CONSIST OF:
Par value	$560	$390
Paid-in capital	27,099,495	18,970,654
Total distributable earnings/(losses)	(850,485)	(1,016,376)
Net assets	$26,249,570	$17,954,668

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	560,000	390,000
Net asset value and redemption price per share	$46.87	$46.04

The accompanying notes are an integral part of these financial statements.

13

US Benchmark Series

Statements of Operations

FOR THE Year ENDED AUGUST 31, 2024

	US Treasury 3 Month Bill ETF	US Treasury 6 Month Bill ETF	US Treasury 12 Month Bill ETF	US Treasury 2 Year Note ETF
INVESTMENT INCOME
Interest income	$165,669,041	$28,291,808	$10,551,527	$16,928,392
Securities lending income, net	46,179	16,508	1,989	9,238
Total investment income	165,715,220	28,308,316	10,553,516	16,937,630

EXPENSES
Advisory fees (Note 3)	4,625,006	800,012	310,472	545,743
Total expenses	4,625,006	800,012	310,472	545,743
Net investment income/(loss)	161,090,214	27,508,304	10,243,044	16,391,887

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(914,375)	(99,011)	231,308	1,387,377
Net realized gain from redemption in-kind	89,768	1,040,648	576,414	45,934
Net change in unrealized appreciation/ (depreciation) on investments	1,563,232	32,186	162,196	2,968,793
Net realized and unrealized gain/(loss)	738,625	973,823	969,918	4,402,104
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$161,828,839	$28,482,127	$11,212,962	$20,793,991

The accompanying notes are an integral part of these financial statements.

14

US Benchmark Series

Statements of Operations (CONTINUED)

FOR THE Year ENDED AUGUST 31, 2024

	US Treasury 3 Year Note ETF	US Treasury 5 Year Note ETF	US Treasury 7 Year Note ETF	US Treasury 10 Year Note ETF
INVESTMENT INCOME
Interest income	$245,373	$608,870	$186,138	$4,763,502
Securities lending income, net	—	—	—	5,260
Total investment income	245,373	608,870	186,138	4,768,762

EXPENSES
Advisory fees (Note 3)	8,651	21,494	6,540	168,751
Total expenses	8,651	21,494	6,540	168,751
Net investment income/(loss)	236,722	587,376	179,598	4,600,011

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(62,004)	50,622	18,609	(950,075)
Net realized gain from redemption in-kind	130,318	422,481	152,959	8,435,681
Net change in unrealized appreciation/(depreciation) on investments	(11,081)	(54,206)	(16,332)	(1,296,293)
Net realized and unrealized gain/(loss)	57,233	418,897	155,236	6,189,313
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$293,955	$1,006,273	$334,834	$10,789,324

The accompanying notes are an integral part of these financial statements.

15

US Benchmark Series

Statements of Operations (Concluded)

FOR THE Year ENDED AUGUST 31, 2024

	US Treasury 20 Year Bond ETF	US Treasury 30 Year Bond ETF
INVESTMENT INCOME
Interest income	$626,369	$604,912
Securities lending income, net	2,089	—
Total investment income	628,458	604,912

EXPENSES
Advisory fees (Note 3)	20,746	20,561
Total expenses	20,746	20,561
Net investment income/(loss)	607,712	584,351

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(524,217)	(614,004)
Net realized gain from redemption in-kind	2,868,123	2,226,756
Net change in unrealized appreciation/(depreciation) on investments	(221,457)	(208,473)
Net realized and unrealized gain/(loss)	2,122,449	1,404,279
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,730,161	$1,988,630

The accompanying notes are an integral part of these financial statements.

16

US Treasury 3 Month Bill ETF

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2024	FOR THE Year ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$161,090,214	$28,135,880
Net realized gain/(loss) from investments	(824,607)	(193,513)
Net change in unrealized appreciation/(depreciation) on investments	1,563,232	(10,665)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	161,828,839	27,931,702

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(155,670,454)	(23,559,224)
Net decrease in net assets from dividends and distributions to shareholders	(155,670,454)	(23,559,224)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,999,111,483	2,413,134,681
Shares redeemed	(10,677,346,091)	(679,767,752)
Net increase/(decrease) in net assets from capital share transactions	2,321,765,392	1,733,366,929
TOTAL INCREASE/(DECREASE) IN NET ASSETS	2,327,923,777	1,737,739,407

NET ASSETS:
Beginning of period	$1,776,583,309	$38,843,902
End of period	$4,104,507,086	$1,776,583,309

SHARE TRANSACTIONS:
Shares sold	260,270,000	48,300,000
Shares redeemed	(213,730,000)	(13,590,000)
Net increase/(decrease) in shares	46,540,000	34,710,000

The accompanying notes are an integral part of these financial statements.

17

US Treasury 6 Month Bill ETF

STATEMENTS of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$27,508,304	$3,466,353
Net realized gain/(loss) from investments	941,637	(273,097)
Net change in unrealized appreciation/(depreciation) on investments	32,186	20,294
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,482,127	3,213,550

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(27,247,652)	(2,720,580)
Net decrease in net assets from dividends and distributions to shareholders	(27,247,652)	(2,720,580)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,381,621,708	353,006,880
Shares redeemed	(2,095,680,768)	(42,181,440)
Net increase/(decrease) in net assets from capital share transactions	285,940,940	310,825,440
TOTAL INCREASE/(DECREASE) IN NET ASSETS	287,175,415	311,318,410

NET ASSETS:
Beginning of period	$311,318,410	$—
End of period	$598,493,825	$311,318,410

SHARE TRANSACTIONS:
Shares sold	47,590,000	7,050,000
Shares redeemed	(41,870,000)	(840,000)
Net increase/(decrease) in shares	5,720,000	6,210,000

(1)	Inception date of the Fund was March 6, 2023.

The accompanying notes are an integral part of these financial statements.

18

US Treasury 12 Month Bill ETF

STATEMENTS of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2024	For the Period Ended August 31, 2023(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$10,243,044	$2,560,805
Net realized gain/(loss) from investments	807,722	(559,463)
Net change in unrealized appreciation/(depreciation) on investments	162,196	(64,709)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,212,962	1,936,633

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(10,123,493)	(2,206,389)
Net decrease in net assets from dividends and distributions to shareholders	(10,123,493)	(2,206,389)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	399,728,007	208,609,456
Shares redeemed	(290,001,787)	(82,057,807)
Net increase/(decrease) in net assets from capital share transactions	109,726,220	126,551,649
TOTAL INCREASE/(DECREASE) IN NET ASSETS	110,815,689	126,281,893

NET ASSETS:
Beginning of period	$126,281,893	$—
End of period	$237,097,582	$126,281,893

SHARE TRANSACTIONS:
Shares sold	8,010,000	4,160,000
Shares redeemed	(5,810,000)	(1,630,000)
Net increase/(decrease) in shares	2,200,000	2,530,000

(1)	Inception date of the Fund was November 14, 2022.

The accompanying notes are an integral part of these financial statements.

19

US Treasury 2 Year Note ETF

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE Year ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$16,391,887	$9,978,594
Net realized gain/(loss) from investments	1,433,311	(6,349,565)
Net change in unrealized appreciation/(depreciation) on investments	2,968,793	219,991
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,793,991	3,849,020

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(16,431,423)	(9,134,861)
Net decrease in net assets from dividends and distributions to shareholders	(16,431,423)	(9,134,861)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	214,457,600	949,817,059
Shares redeemed	(71,688,277)	(657,095,514)
Net increase/(decrease) in net assets from capital share transactions	142,769,323	292,721,545
TOTAL INCREASE/(DECREASE) IN NET ASSETS	147,131,891	287,435,704

NET ASSETS:
Beginning of period	$305,342,275	$17,906,571
End of period	$452,474,166	$305,342,275

SHARE TRANSACTIONS:
Shares sold	4,470,000	19,390,000
Shares redeemed	(1,490,000)	(13,410,000)
Net increase/(decrease) in shares	2,980,000	5,980,000

The accompanying notes are an integral part of these financial statements.

20

US Treasury 3 Year Note ETF

STATEMENTS of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2024	For the Period Ended August 31, 2023(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$236,722	$23,851
Net realized gain/(loss) from investments	68,314	(39,008)
Net change in unrealized appreciation/(depreciation) on investments	(11,081)	4,215
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	293,955	(10,942)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(233,355)	(19,629)
Net decrease in net assets from dividends and distributions to shareholders	(233,355)	(19,629)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	37,055,893	3,006,457
Shares redeemed	(31,132,512)	(1,505,322)
Net increase/(decrease) in net assets from capital share transactions	5,923,381	1,501,135
TOTAL INCREASE/(DECREASE) IN NET ASSETS	5,983,981	1,470,564

NET ASSETS:
Beginning of period	$1,470,564	$—
End of period	$7,454,545	$1,470,564

SHARE TRANSACTIONS:
Shares sold	750,000	60,000
Shares redeemed	(630,000)	(30,000)
Net increase/(decrease) in shares	120,000	30,000

(1)	Inception date of the Fund was March 27, 2023.

The accompanying notes are an integral part of these financial statements.

21

US Treasury 5 Year Note ETF

STATEMENTS of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2024	For the Period Ended August 31, 2023(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$587,376	$28,549
Net realized gain/(loss) from investments	473,103	(64,395)
Net change in unrealized appreciation/(depreciation) on investments	(54,206)	7,114
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,006,273	(28,732)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(563,162)	(19,503)
Net decrease in net assets from dividends and distributions to shareholders	(563,162)	(19,503)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	56,333,058	5,428,657
Shares redeemed	(36,939,589)	(1,008,560)
Net increase/(decrease) in net assets from capital share transactions	19,393,469	4,420,097
TOTAL INCREASE/(DECREASE) IN NET ASSETS	19,836,580	4,371,862

NET ASSETS:
Beginning of period	$4,371,862	$—
End of period	$24,208,442	$4,371,862

SHARE TRANSACTIONS:
Shares sold	1,150,000	110,000
Shares redeemed	(750,000)	(20,000)
Net increase/(decrease) in shares	400,000	90,000

(1)	Inception date of the Fund was March 27, 2023.

The accompanying notes are an integral part of these financial statements.

22

US Treasury 7 Year Note ETF

STATEMENTS of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2024	For the Period Ended August 31, 2023(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$179,598	$15,045
Net realized gain/(loss) from investments	171,568	(47,170)
Net change in unrealized appreciation/(depreciation) on investments	(16,332)	1,429
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	334,834	(30,696)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(169,345)	(11,541)
Net decrease in net assets from dividends and distributions to shareholders	(169,345)	(11,541)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,998,698	2,014,762
Shares redeemed	(10,735,308)	(1,009,710)
Net increase/(decrease) in net assets from capital share transactions	4,263,390	1,005,052
TOTAL INCREASE/(DECREASE) IN NET ASSETS	4,428,879	962,815

NET ASSETS:
Beginning of period	$962,815	$—
End of period	$5,391,694	$962,815

SHARE TRANSACTIONS:
Shares sold	310,000	40,000
Shares redeemed	(220,000)	(20,000)
Net increase/(decrease) in shares	90,000	20,000

(1)	Inception date of the Fund was March 27, 2023.

The accompanying notes are an integral part of these financial statements.

23

US Treasury 10 Year Note ETF

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE Year ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$4,600,011	$753,933
Net realized gain/(loss) from investments	7,485,606	(3,708,055)
Net change in unrealized appreciation/(depreciation) on investments	(1,296,293)	906,748
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,789,324	(2,047,374)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(4,342,882)	(679,725)
Net decrease in net assets from dividends and distributions to shareholders	(4,342,882)	(679,725)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	325,251,999	82,290,461
Shares redeemed	(230,817,259)	(43,803,707)
Net increase/(decrease) in net assets from capital share transactions	94,434,740	38,486,754
TOTAL INCREASE/(DECREASE) IN NET ASSETS	100,881,182	35,759,655

NET ASSETS:
Beginning of period	$56,093,544	$20,333,889
End of period	$156,974,726	$56,093,544

SHARE TRANSACTIONS:
Shares sold	7,370,000	1,790,000
Shares redeemed	(5,140,000)	(950,000)
Net increase/(decrease) in shares	2,230,000	840,000

The accompanying notes are an integral part of these financial statements.

24

US Treasury 20 Year Bond ETF

STATEMENTS of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2024	For the Period Ended August 31, 2023(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$607,712	$20,666
Net realized gain/(loss) from investments	2,343,906	(110,655)
Net change in unrealized appreciation/(depreciation) on investments	(221,457)	5,844
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,730,161	(84,145)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(615,765)	(15,177)
Net decrease in net assets from dividends and distributions to shareholders	(615,765)	(15,177)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	107,378,565	1,973,766
Shares redeemed	(85,117,835)	—
Net increase/(decrease) in net assets from capital share transactions	22,260,730	1,973,766
TOTAL INCREASE/(DECREASE) IN NET ASSETS	24,375,126	1,874,444

NET ASSETS:
Beginning of period	$1,874,444	$—
End of period	$26,249,570	$1,874,444

SHARE TRANSACTIONS:
Shares sold	2,340,000	40,000
Shares redeemed	(1,820,000)	—
Net increase/(decrease) in shares	520,000	40,000

(1)	Inception date of the Fund was March 27, 2023.

The accompanying notes are an integral part of these financial statements.

25

US Treasury 30 Year Bond ETF

STATEMENTS of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2024	For the Period Ended August 31, 2023(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$584,351	$35,783
Net realized gain/(loss) from investments	1,612,752	(241,154)
Net change in unrealized appreciation/(depreciation) on investments	(208,473)	38,693
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,988,630	(166,678)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(582,433)	(29,955)
Net decrease in net assets from dividends and distributions to shareholders	(582,433)	(29,955)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	48,337,298	2,978,700
Shares redeemed	(34,570,894)	—
Net increase/(decrease) in net assets from capital share transactions	13,766,404	2,978,700
TOTAL INCREASE/(DECREASE) IN NET ASSETS	15,172,601	2,782,067

NET ASSETS:
Beginning of period	$2,782,067	$—
End of period	$17,954,668	$2,782,067

SHARE TRANSACTIONS:
Shares sold	1,070,000	60,000
Shares redeemed	(740,000)	—
Net increase/(decrease) in shares	330,000	60,000

(1)	Inception date of the Fund was March 27, 2023.

The accompanying notes are an integral part of these financial statements.

26

US Treasury 3 Month Bill ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31,	FOR THE YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	2024	2023	2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.06	$49.80	$49.75
Net investment income/(loss)(2)	2.61	2.49	0.09
Net realized and unrealized gain/(loss) from investments	— (3)	(0.29)	(0.04)
Net increase/(decrease) in net assets resulting from operations	2.61	2.20	0.05
Dividends and distributions to shareholders from:
Net investment income	(2.63)	(1.94)	—
Total dividends and distributions to shareholders	(2.63)	(1.94)	—
Net asset value, end of period	$50.04	$50.06	$49.80
Market value, end of period	$50.03	$50.10	$49.81
Total investment return/(loss) on net asset value(4)	5.37%	4.50%	0.10	%(6)
Total investment return/(loss) on market price(5)	5.27%	4.56%	0.12	%(6)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$4,104,507	$1,776,583	$38,844
Ratio of expenses to average net assets	0.15%	0.15%	0.15	%(7)
Ratio of net investment income/(loss) to average net assets	5.21%	4.98%	2.61	%(7)
Portfolio turnover rate	0%	0%	0	%(6)

(1)	Inception date of the Fund was August 8, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)	Rounds to less than $0.005 per share.

(4)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(6)	Not annualized.

(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

27

US Treasury 6 Month Bill ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	2024	2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.13	$50.00
Net investment income/(loss)(2)	2.58	1.28
Net realized and unrealized gain/(loss) from investments	0.09	(0.12)
Net increase/(decrease) in net assets resulting from operations	2.67	1.16
Dividends and distributions to shareholders from:
Net investment income	(2.63)	(1.03)
Total dividends and distributions to shareholders	(2.63)	(1.03)
Net asset value, end of period	$50.17	$50.13
Market value, end of period	$50.17	$50.17
Total investment return/(loss) on net asset value(3)	5.48%	2.35	%(5)
Total investment return/(loss) on market price(4)	5.41%	2.42	%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$598,494	$311,318
Ratio of expenses to average net assets	0.15%	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	5.14%	5.26	%(6)
Portfolio turnover rate	0%	0	%(5)

(1)	Inception date of the Fund was March 6, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

28

US Treasury 12 Month Bill ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31,	FOR THE Period ENDED AUGUST 31,
	2024	2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$49.91	$50.07
Net investment income/(loss)(2)	2.47	1.96
Net realized and unrealized gain/(loss) from investments	0.25	(0.48)
Net increase/(decrease) in net assets resulting from operations	2.72	1.48
Dividends and distributions to shareholders from:
Net investment income	(2.50)	(1.64)
Total dividends and distributions to shareholders	(2.50)	(1.64)
Net asset value, end of period	$50.13	$49.91
Market value, end of period	$50.14	$49.94
Total investment return/(loss) on net asset value(3)	5.58%	3.01	%(5)
Total investment return/(loss) on market price(4)	5.54%	3.08	%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$237,098	$126,282
Ratio of expenses to average net assets	0.15%	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.94%	4.93	%(6)
Portfolio turnover rate	0%	0	%(5)

(1)	Inception date of the Fund was November 14, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

29

US Treasury 2 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31,	FOR THE YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	2024	2023	2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$48.16	$49.74	$49.84
Net investment income/(loss)(2)	2.16	2.02	0.11
Net realized and unrealized gain/(loss) from investments	0.43	(1.84)	(0.21)
Net increase/(decrease) in net assets resulting from operations	2.59	0.18	(0.10)
Dividends and distributions to shareholders from:
Net investment income	(2.20)	(1.76)	—
Total dividends and distributions to shareholders	(2.20)	(1.76)	—
Net asset value, end of period	$48.55	$48.16	$49.74
Market value, end of period	$48.56	$48.19	$49.74
Total investment return/(loss) on net asset value(3)	5.54%	0.38%	(0.20	)%(5)
Total investment return/(loss) on market price(4)	5.51%	0.44%	(0.20	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$452,474	$305,342	$17,907
Ratio of expenses to average net assets	0.15%	0.15%	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.49%	4.15%	3.54	%(6)
Portfolio turnover rate	1091%	1048%	100	%(5)

(1)	Inception date of the Fund was August 8, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

30

US Treasury 3 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	2024	2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$49.02	$50.00
Net investment income/(loss)(2)	2.01	0.82
Net realized and unrealized gain/(loss) from investments	0.76	(1.15)
Net increase/(decrease) in net assets resulting from operations	2.77	(0.33)
Dividends and distributions to shareholders from:
Net investment income	(2.09)	(0.65)
Total dividends and distributions to shareholders	(2.09)	(0.65)
Net asset value, end of period	$49.70	$49.02
Market value, end of period	$49.70	$49.04
Total investment return/(loss) on net asset value(3)	5.82%	(0.66	)%(5)
Total investment return/(loss) on market price(4)	5.78%	(0.62	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$7,455	$1,471
Ratio of expenses to average net assets	0.15%	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.09%	3.86	%(6)
Portfolio turnover rate	905%	422	%(5)

(1)	Inception date of the Fund was March 27, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

31

US Treasury 5 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	2024	2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$48.58	$50.00
Net investment income/(loss)(2)	1.98	0.79
Net realized and unrealized gain/(loss) from investments	0.86	(1.63)
Net increase/(decrease) in net assets resulting from operations	2.84	(0.84)
Dividends and distributions to shareholders from:
Net investment income	(2.02)	(0.58)
Total dividends and distributions to shareholders	(2.02)	(0.58)
Net asset value, end of period	$49.40	$48.58
Market value, end of period	$49.40	$48.61
Total investment return/(loss) on net asset value(3)	6.06%	(1.69	)%(5)
Total investment return/(loss) on market price(4)	5.97%	(1.62	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$24,208	$4,372
Ratio of expenses to average net assets	0.15%	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.09%	3.77	%(6)
Portfolio turnover rate	1036%	548	%(5)

(1)	Inception date of the Fund was March 27, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

32

US Treasury 7 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	2024	2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$48.14	$50.00
Net investment income/(loss)(2)	1.97	0.75
Net realized and unrealized gain/(loss) from investments	0.90	(2.03)
Net increase/(decrease) in net assets resulting from operations	2.87	(1.28)
Dividends and distributions to shareholders from:
Net investment income	(1.99)	(0.58)
Total dividends and distributions to shareholders	(1.99)	(0.58)
Net asset value, end of period	$49.02	$48.14
Market value, end of period	$49.02	$48.16
Total investment return/(loss) on net asset value(3)	6.15%	(2.58	)%(5)
Total investment return/(loss) on market price(4)	6.11%	(2.55	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$5,392	$963
Ratio of expenses to average net assets	0.15%	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.11%	3.55	%(6)
Portfolio turnover rate	1064%	497	%(5)

(1)	Inception date of the Fund was March 27, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

33

US Treasury 10 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31,	FOR THE YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	2024	2023	2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$44.52	$48.41	$49.91
Net investment income/(loss)(2)	1.79	1.55	0.09
Net realized and unrealized gain/(loss) from investments	0.42	(3.88)	(1.59)
Net increase/(decrease) in net assets resulting from operations	2.21	(2.33)	(1.50)
Dividends and distributions to shareholders from:
Net investment income	(1.75)	(1.56)	—
Total dividends and distributions to shareholders	(1.75)	(1.56)	—
Net asset value, end of period	$44.98	$44.52	$48.41
Market value, end of period	$45.00	$44.55	$48.26
Total investment return/(loss) on net asset value(3)	5.15%	(4.87)%	(3.00	)%(5)
Total investment return/(loss) on market price(4)	5.12%	(4.49)%	(3.31	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$156,975	$56,094	$20,334
Ratio of expenses to average net assets	0.15%	0.15%	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.08%	3.40%	2.77	%(6)
Portfolio turnover rate	317%	289%	97	%(5)

(1)	Inception date of the Fund was August 8, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

34

US Treasury 20 Year Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31,		FOR THE PERIOD ENDED AUGUST 31,
	2024		2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$46.86		$50.00
Net investment income/(loss)(2)	2.00		0.81
Net realized and unrealized gain/(loss) from investments	(0.01	)(7)	(3.34)
Net increase/(decrease) in net assets resulting from operations	1.99		(2.53)
Dividends and distributions to shareholders from:
Net investment income	(1.98)		(0.61)
Total dividends and distributions to shareholders	(1.98)		(0.61)
Net asset value, end of period	$46.87		$46.86
Market value, end of period	$46.87		$46.89
Total investment return/(loss) on net asset value(3)	4.47%		(5.10	)%(5)
Total investment return/(loss) on market price(4)	4.39%		(5.04	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$26,250		$1,874
Ratio of expenses to average net assets	0.15%		0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.38%		3.87	%(6)
Portfolio turnover rate	344%		219	%(5)

(1)	Inception date of the Fund was March 27, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

(7)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

35

US Treasury 30 Year Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31,		FOR THE PERIOD ENDED AUGUST 31,
	2024		2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$46.37		$50.00
Net investment income/(loss)(2)	1.89		0.77
Net realized and unrealized gain/(loss) from investments	(0.34	)(7)	(3.83)
Net increase/(decrease) in net assets resulting from operations	1.55		(3.06)
Dividends and distributions to shareholders from:
Net investment income	(1.88)		(0.57)
Total dividends and distributions to shareholders	(1.88)		(0.57)
Net asset value, end of period	$46.04		$46.37
Market value, end of period	$46.07		$46.38
Total investment return/(loss) on net asset value(3)	3.59%		(6.17	)%(5)
Total investment return/(loss) on market price(4)	3.61%		(6.12	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$17,955		$2,782
Ratio of expenses to average net assets	0.15%		0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.25%		3.72	%(6)
Portfolio turnover rate	286%		180	%(5)

(1)	Inception date of the Fund was March 27, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

(7)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

36

US Benchmark Series

Notes to Financial Statements

AUGUST 31, 2024

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-five separate investment portfolios, including the US Treasury 3 Month Bill ETF, the US Treasury 6 Month Bill ETF, the US Treasury 12 Month Bill ETF, the US Treasury 2 Year Note ETF, the US Treasury 3 Year Note ETF, the US Treasury 5 Year Note ETF, the US Treasury 7 Year Note ETF, the US Treasury 10 Year Note ETF, the US Treasury 20 Year Bond ETF, and the US Treasury 30 Year Bond ETF (each a “Fund” and together the “Funds” or “US Benchmark Series”).

RBB has authorized capital of one hundred billion shares of common stock of which 92.923 billion shares are currently classified into two hundred and thirty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the US Treasury 3 Month Bill ETF, the US Treasury 6 Month Bill ETF, the US Treasury 12 Month Bill ETF, the US Treasury 2 Year Note ETF, the US Treasury 3 Year Note ETF, the US Treasury 5 Year Note ETF, the US Treasury 7 Year Note ETF, the US Treasury 10 Year Note ETF, the US Treasury 20 Year Bond ETF, and the US Treasury 30 Year Bond ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield of its corresponding benchmark index (“Underlying Index”): the ICE BofA US 3-Month Treasury Bill Index, the ICE BofA US 6-Month Treasury Bill Index, the ICE BofA US 12-Month Treasury Bill Index, the ICE BofA Current 2-Year US Treasury Index, the ICE BofA Current 3-Year US Treasury Index, the ICE BofA Current 5-Year US Treasury Index, the ICE BofA Current 7-Year US Treasury Index, the ICE BofA Current 10-Year US Treasury Index, the ICE BofA Current 20-Year US Treasury Index, the ICE BofA Current 30-Year US Treasury Index, respectively.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is August 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2024 (the “current fiscal period”).

PORTFOLIO VALUATION — The Funds value their investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

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FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Funds’ investments carried at fair value:

US TREASURY 3 MONTH BILL ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Bills	$4,104,588,554	$—	$4,104,588,554	$—
Total Investments*	$4,104,588,554	$—	$4,104,588,554	$—

US TREASURY 6 MONTH BILL ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Bills	$598,303,653	$—	$598,303,653	$—
Total Investments*	$598,303,653	$—	$598,303,653	$—

US TREASURY 12 MONTH BILL ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Bills	$237,043,820	$—	$237,043,820	$—
Total Investments*	$237,043,820	$—	$237,043,820	$—

US TREASURY 2 YEAR NOTE ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Securities	$450,817,965	$—	$450,817,965	$—
Total Investments*	$450,817,965	$—	$450,817,965	$—

US TREASURY 3 YEAR NOTE ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Securities	$7,441,852	$—	$7,441,852	$—
Total Investments*	$7,441,852	$—	$7,441,852	$—

US TREASURY 5 YEAR NOTE ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Securities	$24,101,687	$—	$24,101,687	$—
Total Investments*	$24,101,687	$—	$24,101,687	$—

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US TREASURY 7 YEAR NOTE ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Securities	$5,363,965	$—	$5,363,965	$—
Total Investments*	$5,363,965	$—	$5,363,965	$—

US TREASURY 10 YEAR NOTE ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Securities	$156,706,804	$—	$156,706,804	$—
Total Investments*	$156,706,804	$—	$156,706,804	$—

US TREASURY 20 YEAR BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Securities	$26,174,356	$—	$26,174,356	$—
U.S. Treasury Bills	$83,000	$—	$83,000	$—
Total Investments*	$26,257,356	$—	$26,257,356	$—

US TREASURY 30 YEAR BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Securities	$17,854,900	$—	$17,854,900	$—
U.S. Treasury Bills	$65,000	$—	$65,000	$—
Total Investments*	$17,919,900	$—	$17,919,900	$—

*	Please refer to the Schedule of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Funds did not have any significant Level 3 transfers during the current fiscal period.

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USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own a Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of that Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT POLICIES AND PRACTICES

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

Cash Equivalents and Short-Term InvestmentS - The Funds may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and the Funds’ principal investment strategies. The Funds may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, a Fund may not be able to achieve its investment objective.

Illiquid Investments - Pursuant to Rule 22e-4 under the 1940 Act, a Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration

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statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which a Fund is carrying the investments. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, a Fund will be exposed to a greater liquidity risk.

Inflation Protected Securities - Each Fund may invest in inflation protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies - Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds (“ETFs”) registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted revisions to the rules permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022. These regulatory changes may adversely impact a Fund’s investment strategies and operations.

U.S. Government Securities - Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Zero-Coupon and Step Coupon Securities - Each Fund may invest in zero-coupon and step coupon securities. Zero-coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero-coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

Temporary Investments - During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be

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deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities.

In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

Reverse Repurchase Agreement - Reverse repurchase agreements are a form of secured borrowing and subject a Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of a Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

When a Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the Fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a Fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law. Such an insolvency may result in a loss equal to the amount by which the value of the securities or other assets sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities or other assets increases during such a delay, that loss may also be increased. A Fund could lose money if it is unable to recover the securities or if the value of investments made by the Fund using the proceeds of the transaction is less than the value of securities. When a Fund enters into a reverse repurchase agreement, it must identify on its books cash or liquid assets that have a value equal to or greater than the repurchase price.

3. INVESTMENT ADVISER AND OTHER SERVICES

Each Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of each Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of each Fund. The Adviser is controlled by Diffractive Managers Group, LLC, a Delaware limited liability company, and EQSF Holdings, LLC, a Delaware limited liability company owned by three officers of the Company. The Funds compensate the Adviser with a unitary management fee for its services at an annual rate of 0.15% of each Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes, distribution fees and expenses paid by each Fund under any distribution plan adopted, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

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During the current fiscal period, investment advisory fees accrued were as follows:

FUND	ADVISORY FEES
US Treasury 3 Month Bill ETF	$4,625,006
US Treasury 6 Month Bill ETF	800,012
US Treasury 12 Month Bill ETF	310,472
US Treasury 2 Year Note ETF	545,743
US Treasury 3 Year Note ETF	8,651
US Treasury 5 Year Note ETF	21,494
US Treasury 7 Year Note ETF	6,540
US Treasury 10 Year Note ETF	168,751
US Treasury 20 Year Bond ETF	20,746
US Treasury 30 Year Bond ETF	20,561

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

DIRECTOR AND OFFICER COMPENSATION — The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. As of the end of the current fiscal period, there were no director and officer fees charged or paid by the Funds.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	U.S. GOVERNMENT PURCHASES	U.S. GOVERNMENT SALES
US Treasury 3 Month Bill ETF	$—	$—
US Treasury 6 Month Bill ETF	—	—
US Treasury 12 Month Bill ETF	—	—
US Treasury 2 Year Note ETF	4,001,132,966	3,973,848,857

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AUGUST 31, 2024

FUND	U.S. GOVERNMENT PURCHASES	U.S. GOVERNMENT SALES
US Treasury 3 Year Note ETF	$69,522,241	$50,775,824
US Treasury 5 Year Note ETF	191,732,469	148,160,503
US Treasury 7 Year Note ETF	56,159,602	44,069,085
US Treasury 10 Year Note ETF	531,871,655	350,102,750
US Treasury 20 Year Bond ETF	89,398,746	50,521,652
US Treasury 30 Year Bond ETF	70,195,543	39,223,872

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

FUND	U.S. GOVERNMENT IN-KIND PURCHASES	U.S. GOVERNMENT IN-KIND SALES
US Treasury 3 Month Bill ETF	$—	$—
US Treasury 6 Month Bill ETF	—	—
US Treasury 12 Month Bill ETF	—	—
US Treasury 2 Year Note ETF	181,325,110	66,245,734
US Treasury 3 Year Note ETF	12,791,583	25,617,153
US Treasury 5 Year Note ETF	9,655,562	33,899,414
US Treasury 7 Year Note ETF	2,857,011	10,697,374
US Treasury 10 Year Note ETF	137,943,382	225,030,174
US Treasury 20 Year Bond ETF	67,670,832	84,358,737
US Treasury 30 Year Bond ETF	16,903,688	34,199,225

5. FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2024, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
US Treasury 3 Month Bill ETF	$4,103,035,203	$1,553,351	$—	$1,553,351
US Treasury 6 Month Bill ETF	598,251,173	52,480	—	52,480
US Treasury 12 Month Bill ETF	236,946,333	97,487	—	97,487

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FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
US Treasury 2 Year Note ETF	$447,635,077	$3,182,888	$—	$3,182,888
US Treasury 3 Year Note ETF	7,448,718	—	(6,866)	(6,866)
US Treasury 5 Year Note ETF	24,148,779	—	(47,092)	(47,092)
US Treasury 7 Year Note ETF	5,378,868	—	(14,903)	(14,903)
US Treasury 10 Year Note ETF	157,598,404	—	(891,600)	(891,600)
US Treasury 20 Year Bond ETF	26,472,968	24	(215,637)	(215,613)
US Treasury 30 Year Bond ETF	18,089,680	19	(169,799)	(169,780)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2024, there were permanent differences related to redemptions in-kind between distributable earnings/(loss) and paid-in capital, respectively for the following funds:

FUND	Distributable Earnings/(Loss)	Paid-In-Capital
US Treasury 3 Month Bill ETF	$(89,721)	$89,721
US Treasury 6 Month Bill ETF	(1,040,649)	1,040,649
US Treasury 12 Month Bill ETF	(575,737)	575,737
US Treasury 2 Year Note ETF	(45,880)	45,880
US Treasury 3 Year Note ETF	(125,410)	125,410
US Treasury 5 Year Note ETF	(422,464)	422,464
US Treasury 7 Year Note ETF	(152,952)	152,952
US Treasury 10 Year Note ETF	(8,405,079)	8,405,079
US Treasury 20 Year Bond ETF	(2,865,559)	2,865,559
US Treasury 30 Year Bond ETF	(2,225,941)	2,225,941

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Notes to Financial Statements (continued)

AUGUST 31, 2024

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	Net UNREALIZED APPRECIATION/ (DEPRECIATION)	Capital loss carryover	Qualified late- year loss
US Treasury 3 Month Bill ETF	$10,050,654	$—	$1,553,351	$(1,570,291)	$—
US Treasury 6 Month Bill ETF	1,006,425	—	52,480	(378,633)	—
US Treasury 12 Month Bill ETF	473,967	—	97,487	(740,389)	—
US Treasury 2 Year Note ETF	821,844	—	3,182,888	(9,399,342)	—
US Treasury 3 Year Note ETF	7,588	—	(6,866)	(104,260)	—
US Treasury 5 Year Note ETF	33,260	—	(47,092)	(24,950)	—
US Treasury 7 Year Note ETF	13,757	—	(14,903)	(40,781)	—
US Treasury 10 Year Note ETF	364,380	—	(891,600)	(3,821,622)	—
US Treasury 20 Year Bond ETF	—	—	(215,613)	(634,872)	—
US Treasury 30 Year Bond ETF	7,747	—	(169,780)	(854,343)	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2024 and August 31, 2023 were as follows:

FUND	Ordinary Income	Long-Term Capital Gains
US Treasury 3 Month Bill ETF
August 31, 2023	$23,559,224	$—
August 31, 2024	155,670,454	—
US Treasury 6 Month Bill ETF
August 31, 2023	2,720,580	—
August 31, 2024	27,247,652	—
US Treasury 12 Month Bill ETF
August 31, 2023	2,206,389	—
August 31, 2024	10,123,493	—
US Treasury 2 Year Note ETF
August 31, 2023	9,134,861	—
August 31, 2024	16,431,423	—
US Treasury 3 Year Note ETF
August 31, 2023	19,629	—
August 31, 2024	233,355	—
US Treasury 5 Year Note ETF
August 31, 2023	19,503	—
August 31, 2024	563,162	—

46

US Benchmark Series

Notes to Financial Statements (continued)

AUGUST 31, 2024

FUND	Ordinary Income	Long-Term Capital Gains
US Treasury 7 Year Note ETF
August 31, 2023	$11,541	$—
August 31, 2024	169,345	—
US Treasury 10 Year Note ETF
August 31, 2023	679,725	—
August 31, 2024	4,342,882	—
US Treasury 20 Year Bond ETF
August 31, 2023	15,177	—
August 31, 2024	615,765	—
US Treasury 30 Year Bond ETF
August 31, 2023	29,955	—
August 31, 2024	582,433	—

The Funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the US Treasury 3 Month Bill ETF had unexpiring short-term losses of $1,570,291, the US Treasury 6 Month Bill ETF had unexpiring short-term losses of $378,633, the US Treasury 12 Month Bill ETF had unexpiring short-term losses of $740,389, the US Treasury 2 Year Note ETF had unexpiring short-term losses of $9,399,342, the US Treasury 3 Year Note ETF had unexpiring short-term losses of $104,260, the US Treasury 5 Year Note ETF had unexpiring short-term losses of $24,950, the US Treasury 7 Year Note ETF had unexpiring short-term losses of $40,781, the US Treasury 10 Year Note ETF had unexpiring short-term losses of $3,821,622, the US Treasury 20 Year Bond ETF had unexpiring short-term losses of $634,872, and the US Treasury 30 Year Bond ETF had unexpiring short-term losses of $854,343.

During the tax year ended August 31, 2024 the following Funds utilized capital loss carryforwards:

FUND	Capital Loss Carryforward Used
US Treasury 12 Month Bill ETF	$231,986
US Treasury 2 Year Note ETF	1,387,432
US Treasury 5 Year Note ETF	50,639
US Treasury 7 Year Note ETF	18,616

6. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, each Fund pays a fee to the Custodian for administrative and custodial fees, which is calculated daily and paid monthly, in the amount of 20% of the Fund’s net income. The net amount of interest earned, after the interest rebate and the

47

US Benchmark Series

Notes to Financial Statements (conTINUed)

AUGUST 31, 2024

allocation to the Custodian, is shown below. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the net income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
US Treasury 3 Month Bill ETF	$—	$—	$46,179
US Treasury 6 Month Bill ETF	—	—	16,508
US Treasury 12 Month Bill ETF	—	—	1,989
US Treasury 2 Year Note ETF	—	—	9,238
US Treasury 3 Year Note ETF	—	—	—
US Treasury 5 Year Note ETF	—	—	—
US Treasury 7 Year Note ETF	—	—	—
US Treasury 10 Year Note ETF	—	—	5,260
US Treasury 20 Year Bond ETF	—	—	2,089
US Treasury 30 Year Bond ETF	—	—	—

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. As of August 31, 2024, there are no open lending transactions to report.

7. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the NASDAQ, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets.

48

US Benchmark Series

Notes to Financial Statements (conCLuded)

AUGUST 31, 2024

8. SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Subsequent to August 31, 2024, the Funds paid the following distributions:

Fund	Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
US Treasury 3 Month Bill ETF	9/3/2024	9/3/2024	9/4/2024	$0.21517188
US Treasury 6 Month Bill ETF	9/3/2024	9/3/2024	9/4/2024	$0.20928230
US Treasury 12 Month Bill ETF	9/3/2024	9/3/2024	9/4/2024	$0.18580548
US Treasury 2 Year Note ETF	9/3/2024	9/3/2024	9/4/2024	$0.17097167
US Treasury 3 Year Note ETF	9/3/2024	9/3/2024	9/4/2024	$0.16210533
US Treasury 5 Year Note ETF	9/3/2024	9/3/2024	9/4/2024	$0.15856641
US Treasury 7 Year Note ETF	9/3/2024	9/3/2024	9/4/2024	$0.16280936
US Treasury 10 Year Note ETF	9/3/2024	9/3/2024	9/4/2024	$0.14909562
US Treasury 20 Year Bond ETF	9/3/2024	9/3/2024	9/4/2024	$0.17534541
US Treasury 30 Year Bond ETF	9/3/2024	9/3/2024	9/4/2024	$0.16489010

US Treasury 3 Month Bill ETF	10/1/2024	10/1/2024	10/2/2024	$0.20593852
US Treasury 6 Month Bill ETF	10/1/2024	10/1/2024	10/2/2024	$0.19329910
US Treasury 12 Month Bill ETF	10/1/2024	10/1/2024	10/2/2024	$0.17220435
US Treasury 2 Year Note ETF	10/1/2024	10/1/2024	10/2/2024	$0.15036067
US Treasury 3 Year Note ETF	10/1/2024	10/1/2024	10/2/2024	$0.14283260
US Treasury 5 Year Note ETF	10/1/2024	10/1/2024	10/2/2024	$0.14600416
US Treasury 7 Year Note ETF	10/1/2024	10/1/2024	10/2/2024	$0.15037436
US Treasury 10 Year Note ETF	10/1/2024	10/1/2024	10/2/2024	$0.14108438
US Treasury 20 Year Bond ETF	10/1/2024	10/1/2024	10/2/2024	$0.16104204
US Treasury 30 Year Bond ETF	10/1/2024	10/1/2024	10/2/2024	$0.15969500

49

US BENCHMARK SERIES

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Directors of
The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The RBB Fund, Inc. comprising the funds listed below (the “Funds”) as of August 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
US Treasury 3 Month Bill ETF, US Treasury 2 Year Note ETF, and US Treasury 10 year Note ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024 and 2023 and for the period from August 8, 2022 (commencement of operations) through August 31, 2022
US Treasury 12 Month Bill ETF	For the year ended August 31, 2024	For the year ended August 31, 2024 and for the period from November 14, 2022 (commencement of operations) through August 31, 2023
US Treasury 6 Month Bill ETF	For the year ended August 31, 2024	For the year ended August 31, 2024 and for the period from March 6, 2023 (commencement of operations) through August 31, 2023
US Treasury 3 Year Note ETF, US Treasury 5 Year Note ETF, US Treasury 7 Year Note ETF, US Treasury 20 Year Bond ETF, and US Treasury 30 Year Bond ETF	For the year ended August 31, 2024	For the year ended August 31, 2024 and for the period from March 27, 2023 (commencement of operations) through August 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we

50

US BENCHMARK SERIES

Report of Independent Registered
Public Accounting Firm (Concluded)

performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by F/M Investments, LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 29, 2024

51

US BENCHMARK SERIES

Shareholder Tax Information

(UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable period ended August 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. During the fiscal year ended August 31, 2024, the Fund paid ordinary income dividends, and did not pay long-term capital gains dividends to its shareholders.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2024. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2025.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any. In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

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US BENCHMARK SERIES

Other Information

(UNAUDITED)

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.ustreasuryetf.com.

53

US BENCHMARK SERIES

Approval of Investment Advisory Agreement

(UNAUDITED)

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement between F/m Investments, LLC (“F/m”) and the Company (the “Investment Advisory Agreement”) on behalf of the US Treasury 3 Month Bill ETF, US Treasury 6 Month Bill ETF, US Treasury 12 Month Bill ETF, US Treasury 2 Year Note ETF, US Treasury 3 Year Note ETF, US Treasury 5 Year Note ETF, US Treasury 7 Year Note ETF, US Treasury 10 Year Note ETF, US Treasury 20 Year Bond ETF, and US Treasury 30 Year Bond ETF (for this section only, each a “Fund” and collectively the “Funds”), at a meeting of the Board held on May 15-16, 2024 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2025. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangements. In approving the Investment Advisory Agreement, the Board considered information provided by F/m with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreement between the Company and F/m with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of F/m were present. Among other things, the Directors considered (i) the nature, extent, and quality of F/m’s services provided to the Funds; (ii) descriptions of the experience and qualifications of F/m’s personnel providing those services; (iii) F/m’s investment philosophies and processes; (iv) F/m’s assets under management and client descriptions; (v) F/m’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) F/m’s advisory fee arrangement with the Company and other similarly managed clients; (vii) F/m’s compliance policies and procedures; (viii) F/m’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to each Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group; and (xi) a report comparing the performance of the Funds to the performance of their respective benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by F/m. The Directors concluded that F/m had substantial resources to provide services to the Funds and that F/m’s services had been acceptable.

The Directors also considered the investment performance of the Funds. Information on the Funds’ investment performance was provided for the three-month, one-year, and since inception periods ended December 31, 2023, as applicable. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Peer Groups was acceptable.

The Directors considered that because each of the Funds was designed to track the performance of its respective index, a relevant consideration was the extent to which such Fund tracked its index before fees and expenses. The Board also noted that the performance of the index did not take into account the expenses incurred when purchasing or selling securities, which expenses would lower the performance of a fund seeking to replicate some or all of the holdings of the index. The Board noted that for the three-month, one-year, and since-inception periods ended December 31, 2023, as applicable, each of the aforementioned Fund’s performance was in line with its index before fees and expenses.

The Directors noted that the US Treasury 3 Month Bill ETF outperformed the median of its Peer Group for the one-year and since-inception periods ended December 31, 2023, and underperformed the median of its Peer Group for the three-month period ended December 31, 2023.

The Directors noted that the US Treasury 6 Month Bill ETF matched the median of its Peer Group for the since-inception period ended December 31, 2023, and underperformed the median of its Peer Group for the three-month period ended December 31, 2023.

54

US BENCHMARK SERIES

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

(UNAUDITED)

The Directors noted that the US Treasury 12 Month Bill ETF outperformed the median of its Peer Group for the one-year and since-inception periods ended December 31, 2023, and underperformed the median of its Peer Group for the three-month period ended December 31, 2023.

The Directors noted that the US Treasury 2 Year Note ETF underperformed the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2023.

The Directors noted that the US Treasury 3 Year Note ETF outperformed the median of its Peer Group for the three-month period ended December 31, 2023, and underperformed the median of its Peer Group for the since-inception period ended December 31, 2023.

The Directors noted that the US Treasury 5 Year Note ETF underperformed the median of its Peer Group for the three-month and since-inception periods ended December 31, 2023.

The Directors noted that the US Treasury 7 Year Note ETF outperformed the median of its Peer Group for the three-month period ended December 31, 2023, and underperformed the median of its Peer Group for the since-inception period ended December 31, 2023.

The Directors noted that the US Treasury 10 Year Note ETF outperformed the median of its Peer Group for the since-inception period ended December 31, 2023, and underperformed the median of its Peer Group for the three-month and one-year periods ended December 31, 2023.

The Directors noted that the US Treasury 20 Year Bond ETF outperformed the median of its Peer Group for the since-inception period ended December 31, 2023, and underperformed the median of its Peer Group for the three-month period ended December 31, 2023.

The Directors noted that the US Treasury 30 Year Bond ETF underperformed the median of its Peer Group for the three-month and since-inception periods ended December 31, 2023.

The Board also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreement. In this regard, information on the fees paid by the Funds and the Funds’ total operating expense ratios were compared to similar information for ETFs advised by other, unaffiliated investment advisory firms.

The Directors noted that the net advisory fee of the US Treasury 3 Month Bill ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the US Treasury 6 Month Bill ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the US Treasury 12 Month Bill ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the US Treasury 2 Year Note ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the US Treasury 3 Year Note ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the US Treasury 5 Year Note ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the US Treasury 7 Year Note ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the US Treasury 10 Year Note ETF ranked above the median and in the 3rd quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 3rd quintile of its Peer Group.

55

US BENCHMARK SERIES

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (concluded)

(UNAUDITED)

The Directors noted that the net advisory fee of the US Treasury 20 Year Bond ETF ranked above the median and in the 3rd quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 3rd quintile of its Peer Group.

The Directors noted that the net advisory fee of the US Treasury 30 Year Bond ETF ranked above the median and in the 3rd quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 3rd quintile of its Peer Group.

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning the Funds paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that F/m continued to be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of its own fees and resources.

After reviewing the information regarding the Funds’ costs, profitability and economies of scale, and after considering F/m’s services, the Directors concluded that the investment advisory fees to be paid by the Funds were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one year period ending August 16, 2025.

56

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC
3050 K Street NW, Suite W-201
Washington, DC 20007

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

57

F/m Corporate Bond ETFs

Financial Statements

August 31, 2024

F/m 2-Year Investment Grade Corporate Bond ETF | (NYSE: ZTWO)

F/m 3-Year Investment Grade Corporate Bond ETF | (NYSE: ZTRE)

F/m 10-Year Investment Grade Corporate Bond ETF | (NYSE: ZTEN)

Each a series of The RBB Fund, Inc.

F/m Investments, LLC d/b/a North Slope Capital, LLC

Schedules of Investments	1
Financial Statements	36
Notes to Financial Statements	44
Report of Independent Registered Public Accounting Firm	56
Shareholder Tax Information	57
Other Information	58

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments

August 31, 2024

	Par	Value

CORPORATE BONDS — 87.3%
Administrative and Support and Waste Management and Remediation Services — 0.2%
Enstar Finance LLC, 5.50% to 01/15/2027 then 5 yr. CMT Rate + 4.01%, 01/15/2042	$28,000	$25,756

Communications — 3.5%
Alphabet, Inc., 2.00%, 08/15/2026	27,000	25,973
AT&T, Inc., 1.70%, 03/25/2026	27,000	25,812
Booking Holdings, Inc., 3.60%, 06/01/2026	25,000	24,665
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/2026	25,000	25,612
Comcast Corp., 3.15%, 03/01/2026	26,000	25,511
Cox Communications, Inc., 3.35%, 09/15/2026 (a)	26,000	25,285
Netflix, Inc., 4.38%, 11/15/2026	26,000	26,013
Omnicom Group, Inc. / Omnicom Capital, Inc., 3.60%, 04/15/2026	26,000	25,536
Paramount Global, 2.90%, 01/15/2027	27,000	25,596
Sprint LLC, 7.63%, 03/01/2026	24,000	24,743
T-Mobile USA, Inc., 2.63%, 04/15/2026	26,000	25,192
TWDC Enterprises 18 Corp., 1.85%, 07/30/2026	27,000	25,796
Verizon Communications, Inc., 2.63%, 08/15/2026	26,000	25,127
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	24,000	23,998
		354,859

Consumer Discretionary — 7.5%
Amazon.com, Inc., 1.00%, 05/12/2026	27,000	25,614
American Honda Finance Corp., 5.25%, 07/07/2026	25,000	25,372
AutoZone, Inc., 5.05%, 07/15/2026	25,000	25,239
BMW US Capital LLC, 2.80%, 04/11/2026 (a)	26,000	25,336
DR Horton, Inc., 1.30%, 10/15/2026	28,000	26,224
eBay, Inc., 1.40%, 05/10/2026	27,000	25,592
ERAC USA Finance LLC, 3.30%, 12/01/2026 (a)	26,000	25,366
General Motors Financial Co., Inc., 5.40%, 04/06/2026	25,000	25,230
GXO Logistics, Inc., 1.65%, 07/15/2026	27,000	25,461
Harley-Davidson Financial Services, Inc., 3.05%, 02/14/2027 (a)	26,000	24,837
Hasbro, Inc., 3.55%, 11/19/2026	26,000	25,293
Home Depot, Inc., 5.15%, 06/25/2026	25,000	25,395
Hyatt Hotels Corp., 5.75%, 01/30/2027	24,000	24,473
Hyundai Capital America, 5.50%, 03/30/2026 (a)	24,000	24,238
Las Vegas Sands Corp., 3.50%, 08/18/2026	26,000	25,254
Lennar Corp., 5.25%, 06/01/2026	24,000	24,147
Lowe’s Cos., Inc., 2.50%, 04/15/2026	26,000	25,194

The accompanying notes are an integral part of these financial statements.

1

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 87.3% (continued)
Consumer Discretionary — 7.5% (continued)
Marriott International, Inc., 3.13%, 06/15/2026	$26,000	$25,318
Mattel, Inc., 3.38%, 04/01/2026 (a)	25,000	24,288
NIKE, Inc., 2.38%, 11/01/2026	27,000	25,972
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (a)	26,000	24,234
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	25,000	25,608
PulteGroup, Inc., 5.00%, 01/15/2027	25,000	25,229
Ross Stores, Inc., 0.88%, 04/15/2026	27,000	25,423
Southwest Airlines Co., 3.00%, 11/15/2026	27,000	26,020
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	26,000	25,508
Starbucks Corp., 4.85%, 02/08/2027	26,000	26,253
Tapestry, Inc., 7.00%, 11/27/2026	24,000	24,756
TJX Cos., Inc., 2.25%, 09/15/2026	25,000	24,018
Toyota Motor Credit Corp., 4.45%, 05/18/2026	25,000	25,027
		755,919

Consumer Staples — 6.8%
Altria Group, Inc., 2.63%, 09/16/2026	26,000	25,027
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	27,000	26,061
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	24,000	23,399
Campbell Soup Co., 5.30%, 03/20/2026	25,000	25,293
Cargill, Inc., 4.50%, 06/24/2026 (a)	25,000	25,059
Colgate-Palmolive Co., 4.80%, 03/02/2026	24,000	24,213
Conagra Brands, Inc., 5.30%, 10/01/2026	25,000	25,341
Conopco, Inc., 7.25%, 12/15/2026	24,000	25,491
Constellation Brands, Inc., 3.70%, 12/06/2026	26,000	25,536
Flowers Foods, Inc., 3.50%, 10/01/2026	26,000	25,407
General Mills, Inc., 3.20%, 02/10/2027	26,000	25,233
Hershey Co., 2.30%, 08/15/2026	27,000	26,018
Ingredion, Inc., 3.20%, 10/01/2026	26,000	25,310
Kellanova, 3.25%, 04/01/2026	26,000	25,481
Kenvue, Inc., 5.35%, 03/22/2026	25,000	25,361
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026	27,000	25,978
Kraft Heinz Foods Co., 3.00%, 06/01/2026	26,000	25,319
Kroger Co., 4.70%, 08/15/2026	25,000	25,074
Mars, Inc., 0.88%, 07/16/2026 (a)	27,000	25,283
Molson Coors Beverage Co., 3.00%, 07/15/2026	26,000	25,289
PepsiCo, Inc., 2.38%, 10/06/2026	27,000	26,078
Philip Morris International, Inc., 4.75%, 02/12/2027	26,000	26,234

The accompanying notes are an integral part of these financial statements.

2

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 87.3% (continued)
Consumer Staples — 6.8% (continued)
Smithfield Foods, Inc., 4.25%, 02/01/2027 (a)	$26,000	$25,467
Sysco Corp., 3.30%, 07/15/2026	26,000	25,429
Target Corp., 1.95%, 01/15/2027	26,000	24,827
Tyson Foods, Inc., 4.00%, 03/01/2026	26,000	25,737
Walmart, Inc., 1.05%, 09/17/2026	27,000	25,435
		684,380

Energy — 6.2%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/2026	27,000	25,664
Boardwalk Pipelines LP, 5.95%, 06/01/2026	25,000	25,392
BP Capital Markets America, Inc., 3.12%, 05/04/2026	25,000	24,465
Chevron Corp., 2.95%, 05/16/2026	26,000	25,452
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026 (a)	25,000	25,516
Continental Resources, Inc., 2.27%, 11/15/2026 (a)	27,000	25,503
Diamondback Energy, Inc., 3.25%, 12/01/2026	26,000	25,302
Energy Transfer LP, 6.05%, 12/01/2026	25,000	25,738
EnLink Midstream Partners LP, 4.85%, 07/15/2026	25,000	24,924
Enterprise Products Operating LLC, 4.60%, 01/11/2027	26,000	26,212
EQT Corp., 3.13%, 05/15/2026 (a)	26,000	25,239
Exxon Mobil Corp., 3.04%, 03/01/2026	25,000	24,555
HF Sinclair Corp., 5.88%, 04/01/2026	24,000	24,250
Kinder Morgan, Inc., 1.75%, 11/15/2026	27,000	25,445
Marathon Petroleum Corp., 5.13%, 12/15/2026	24,000	24,278
MPLX LP, 1.75%, 03/01/2026	27,000	25,814
Occidental Petroleum Corp., 5.55%, 03/15/2026	24,000	24,197
ONEOK, Inc., 5.55%, 11/01/2026	25,000	25,470
Phillips 66 Co., 3.55%, 10/01/2026	25,000	24,498
Pioneer Natural Resources Co., 5.10%, 03/29/2026	24,000	24,230
Plains All American Pipeline LP / PAA Finance Corp., 4.50%, 12/15/2026	26,000	25,875
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	24,000	24,318
Valero Energy Corp., 3.40%, 09/15/2026	24,000	23,422
Western Midstream Operating LP, 4.65%, 07/01/2026	25,000	24,872
Williams Cos., Inc., 5.40%, 03/02/2026	24,000	24,232
		624,863

Financials — 27.9%
Aflac, Inc., 1.13%, 03/15/2026	27,000	25,649
Air Lease Corp., 1.88%, 08/15/2026	26,000	24,652

The accompanying notes are an integral part of these financial statements.

3

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 87.3% (continued)
Financials — 27.9% (continued)
Alexandria Real Estate Equities, Inc., 3.80%, 04/15/2026	$26,000	$25,638
Allstate Corp., 3.28%, 12/15/2026	26,000	25,356
American Express Co., 5.10% to 02/16/2027 then SOFR + 1.00%, 02/16/2028	25,000	25,333
American Tower Corp., 3.38%, 10/15/2026	26,000	25,347
Ameriprise Financial, Inc., 2.88%, 09/15/2026	26,000	25,213
Apollo Management Holdings LP, 4.40%, 05/27/2026 (a)	24,000	23,898
Arch Capital Finance LLC, 4.01%, 12/15/2026	26,000	25,645
Ares Capital Corp., 2.15%, 07/15/2026	26,000	24,519
Ares Finance Co. III LLC, 4.13% to 06/30/2026 then 5 yr. CMT Rate + 3.24%, 06/30/2051 (a)	25,000	23,516
Athene Global Funding, 2.95%, 11/12/2026 (a)	27,000	25,980
AvalonBay Communities, Inc., 2.95%, 05/11/2026	26,000	25,331
Aviation Capital Group LLC, 1.95%, 09/20/2026 (a)	27,000	25,375
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/2026	27,000	25,374
Bank of New York Mellon Corp., 4.95% to 04/26/2026 then SOFR + 1.03%, 04/26/2027	25,000	25,137
Barings BDC, Inc., 3.30%, 11/23/2026	27,000	25,586
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	26,000	25,632
Blackstone Private Credit Fund, 2.63%, 12/15/2026	27,000	25,338
Blackstone Secured Lending Fund, 2.75%, 09/16/2026	26,000	24,676
Blue Owl Capital Corp., 3.40%, 07/15/2026	27,000	26,000
Blue Owl Capital Corp. II, 8.45%, 11/15/2026 (a)	24,000	25,157
Blue Owl Credit Income Corp., 4.70%, 02/08/2027	26,000	25,388
Blue Owl Technology Finance Corp., 3.75%, 06/17/2026 (a)	26,000	24,814
Boston Properties LP, 2.75%, 10/01/2026	27,000	25,724
Brighthouse Financial Global Funding, 1.55%, 05/24/2026 (a)	27,000	25,521
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	26,000	25,688
Camden Property Trust, 5.85%, 11/03/2026	25,000	25,786
Capital One Financial Corp., 3.75%, 07/28/2026	26,000	25,471
Cboe Global Markets, Inc., 3.65%, 01/12/2027	25,000	24,566
CBRE Services, Inc., 4.88%, 03/01/2026	24,000	24,028
Charles Schwab Corp., 0.90%, 03/11/2026	27,000	25,515
Chubb INA Holdings LLC, 3.35%, 05/03/2026	26,000	25,536
Citizens Financial Group, Inc., 2.85%, 07/27/2026	26,000	24,989
CNA Financial Corp., 4.50%, 03/01/2026	25,000	24,918
COPT Defense Properties LP, 2.25%, 03/15/2026	27,000	25,887
Corebridge Global Funding, 5.35%, 06/24/2026 (a)	25,000	25,343
Crown Castle, Inc., 1.05%, 07/15/2026	28,000	26,256
CubeSmart LP, 3.13%, 09/01/2026	26,000	25,219
Discover Financial Services, 4.10%, 02/09/2027	26,000	25,552

The accompanying notes are an integral part of these financial statements.

4

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 87.3% (continued)
Financials — 27.9% (continued)
EPR Properties, 4.75%, 12/15/2026	$26,000	$25,687
Equinix, Inc., 1.45%, 05/15/2026	27,000	25,577
Equitable Financial Life Global Funding, 1.70%, 11/12/2026 (a)	26,000	24,427
ERP Operating LP, 2.85%, 11/01/2026	27,000	26,143
Essex Portfolio LP, 3.38%, 04/15/2026	26,000	25,406
Extra Space Storage LP, 3.50%, 07/01/2026	26,000	25,486
F&G Global Funding, 1.75%, 06/30/2026 (a)	27,000	25,360
Fidelity National Information Services, Inc., 1.15%, 03/01/2026	27,000	25,620
Fiserv, Inc., 3.20%, 07/01/2026	26,000	25,386
FS KKR Capital Corp., 2.63%, 01/15/2027	26,000	24,261
GATX Corp., 3.25%, 09/15/2026	26,000	25,221
Global Payments, Inc., 1.20%, 03/01/2026	27,000	25,603
GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	24,000	24,016
Goldman Sachs Bank USA/New York NY, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027	25,000	25,282
Golub Capital BDC, Inc., 2.50%, 08/24/2026	27,000	25,422
Guardian Life Global Funding, 1.25%, 05/13/2026 (a)	27,000	25,571
Hanover Insurance Group, Inc., 4.50%, 04/15/2026	26,000	25,905
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	26,000	24,907
Healthcare Realty Holdings LP, 3.50%, 08/01/2026	26,000	25,402
Healthpeak OP LLC, 3.25%, 07/15/2026	26,000	25,368
Hercules Capital, Inc., 3.38%, 01/20/2027	26,000	24,595
Jefferies Financial Group, Inc., 4.85%, 01/15/2027	26,000	26,054
Kimco Realty OP LLC, 2.80%, 10/01/2026	27,000	26,022
Kite Realty Group LP, 4.00%, 10/01/2026	26,000	25,517
Legg Mason, Inc., 4.75%, 03/15/2026	24,000	24,056
Lincoln National Corp., 3.63%, 12/12/2026	24,000	23,532
Loews Corp., 3.75%, 04/01/2026	26,000	25,702
Main Street Capital Corp., 3.00%, 07/14/2026	27,000	25,738
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	26,000	25,719
Mastercard, Inc., 2.95%, 11/21/2026	26,000	25,315
Mid-America Apartments LP, 1.10%, 09/15/2026	28,000	26,124
Morgan Stanley, 1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027	27,000	25,651
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/2027	25,000	24,626
Mutual of Omaha Cos. Global Funding, 5.80%, 07/27/2026 (a)	25,000	25,436
Nasdaq, Inc., 3.85%, 06/30/2026	24,000	23,742
New York Life Global Funding, 5.45%, 09/18/2026 (a)	25,000	25,523
NNN REIT, Inc., 3.60%, 12/15/2026	26,000	25,471

The accompanying notes are an integral part of these financial statements.

5

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 87.3% (continued)
Financials — 27.9% (continued)
Northwestern Mutual Global Funding, 1.75%, 01/11/2027 (a)	$27,000	$25,482
Oaktree Specialty Lending Corp., 2.70%, 01/15/2027	27,000	25,258
Old Republic International Corp., 3.88%, 08/26/2026	26,000	25,564
Pacific Life Global Funding II, 1.38%, 04/14/2026 (a)	27,000	25,692
PayPal Holdings, Inc., 2.65%, 10/01/2026	27,000	26,087
Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.70%, 06/15/2026 (a)	27,000	25,582
PNC Financial Services Group, Inc., 6.62% to 10/20/2026 then SOFR + 1.73%, 10/20/2027	23,000	23,922
Principal Financial Group, Inc., 3.10%, 11/15/2026	26,000	25,167
Progressive Corp., 2.45%, 01/15/2027	26,000	24,943
Prologis LP, 3.25%, 10/01/2026	26,000	25,456
Prospect Capital Corp., 3.36%, 11/15/2026	28,000	25,429
Public Storage Operating Co., 1.50%, 11/09/2026	27,000	25,402
Realty Income Corp., 4.13%, 10/15/2026	26,000	25,782
Regency Centers LP, 3.60%, 02/01/2027	26,000	25,423
Reinsurance Group of America, Inc., 3.95%, 09/15/2026	24,000	23,709
Reliance Standard Life Global Funding II, 1.51%, 09/28/2026 (a)	28,000	25,970
Sabra Health Care LP, 5.13%, 08/15/2026	26,000	26,054
Santander Holdings USA, Inc., 2.49% to 01/06/2027 then SOFR + 1.25%, 01/06/2028	27,000	25,339
SBL Holdings, Inc., 5.13%, 11/13/2026 (a)	26,000	25,535
Simon Property Group LP, 3.25%, 11/30/2026	25,000	24,371
Sixth Street Specialty Lending, Inc., 2.50%, 08/01/2026	25,000	23,701
State Street Corp., 5.27%, 08/03/2026	25,000	25,391
Synchrony Financial, 3.70%, 08/04/2026	26,000	25,404
Tanger Properties LP, 3.13%, 09/01/2026	25,000	24,044
Truist Financial Corp., 6.05% to 06/08/2026 then SOFR + 2.05%, 06/08/2027	25,000	25,515
UDR, Inc., 2.95%, 09/01/2026	26,000	25,093
US Bancorp, 2.38%, 07/22/2026	26,000	25,108
Ventas Realty LP, 3.25%, 10/15/2026	26,000	25,214
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (a)	24,000	23,692
Voya Financial, Inc., 3.65%, 06/15/2026	25,000	24,565
WEA Finance LLC, 2.88%, 01/15/2027 (a)	27,000	25,671
Welltower OP LLC, 4.25%, 04/01/2026	26,000	25,824
Western Union Co., 1.35%, 03/15/2026	27,000	25,587
Weyerhaeuser Co., 4.75%, 05/15/2026	26,000	26,028
WP Carey, Inc., 4.25%, 10/01/2026	26,000	25,714
		2,828,144

The accompanying notes are an integral part of these financial statements.

6

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 87.3% (continued)
Health Care — 6.0%
Abbott Laboratories, 3.75%, 11/30/2026	$24,000	$23,789
AbbVie, Inc., 2.95%, 11/21/2026	26,000	25,270
Agilent Technologies, Inc., 3.05%, 09/22/2026	26,000	25,194
Amgen, Inc., 2.20%, 02/21/2027	26,000	24,667
Astrazeneca Finance LLC, 4.80%, 02/26/2027	25,000	25,342
Baxter International, Inc., 1.92%, 02/01/2027	27,000	25,349
Bristol-Myers Squibb Co., 3.20%, 06/15/2026	26,000	25,512
Cigna Group, 5.69%, 03/15/2026	26,000	25,995
CVS Health Corp., 2.88%, 06/01/2026	27,000	26,182
Elevance Health, Inc., 1.50%, 03/15/2026	27,000	25,782
Eli Lilly & Co., 4.50%, 02/09/2027	25,000	25,223
Gilead Sciences, Inc., 3.65%, 03/01/2026	24,000	23,678
HCA, Inc., 5.38%, 09/01/2026	26,000	26,179
Highmark, Inc., 1.45%, 05/10/2026 (a)	27,000	25,389
Johnson & Johnson, 2.45%, 03/01/2026	26,000	25,363
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	27,000	25,581
Novartis Capital Corp., 2.00%, 02/14/2027	26,000	24,725
Providence St Joseph Health Obligated Group, 2.75%, 10/01/2026	27,000	25,890
Quest Diagnostics, Inc., 3.45%, 06/01/2026	26,000	25,460
Solventum Corp., 5.45%, 02/25/2027 (a)	25,000	25,350
Stryker Corp., 3.50%, 03/15/2026	24,000	23,599
Thermo Fisher Scientific, Inc., 5.00%, 12/05/2026	25,000	25,403
UnitedHealth Group, Inc., 1.15%, 05/15/2026	27,000	25,617
Universal Health Services, Inc., 1.65%, 09/01/2026	27,000	25,360
		605,899

Industrials — 8.0%
3M Co., 2.25%, 09/19/2026	27,000	25,799
Amphenol Corp., 4.75%, 03/30/2026	25,000	25,062
Boeing Co., 2.70%, 02/01/2027	26,000	24,647
Carrier Global Corp., 2.49%, 02/15/2027	26,000	24,920
Caterpillar Financial Services Corp., 4.35%, 05/15/2026	26,000	25,996
CNH Industrial Capital LLC, 1.45%, 07/15/2026	27,000	25,472
CSX Corp., 2.60%, 11/01/2026	27,000	26,059
Emerson Electric Co., 0.88%, 10/15/2026	28,000	26,108
FedEx Corp., 3.25%, 04/01/2026	26,000	25,472
Fortive Corp., 3.15%, 06/15/2026	26,000	25,297
General Dynamics Corp., 1.15%, 06/01/2026	27,000	25,613

The accompanying notes are an integral part of these financial statements.

7

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 87.3% (continued)
Industrials — 8.0% (continued)
Hexcel Corp., 4.20%, 02/15/2027	$25,000	$24,402
Honeywell International, Inc., 2.50%, 11/01/2026	27,000	26,064
Howmet Aerospace, Inc., 5.90%, 02/01/2027	26,000	26,799
Hubbell, Inc., 3.35%, 03/01/2026	24,000	23,519
Illinois Tool Works, Inc., 2.65%, 11/15/2026	27,000	26,184
JB Hunt Transport Services, Inc., 3.88%, 03/01/2026	26,000	25,679
John Deere Capital Corp., 4.50%, 01/08/2027	26,000	26,231
L3Harris Technologies, Inc., 5.40%, 01/15/2027	24,000	24,500
Norfolk Southern Corp., 2.90%, 06/15/2026	26,000	25,285
Northrop Grumman Corp., 3.20%, 02/01/2027	26,000	25,311
PACCAR Financial Corp., 5.20%, 11/09/2026	25,000	25,482
Republic Services, Inc., 2.90%, 07/01/2026	26,000	25,286
RTX Corp., 5.75%, 11/08/2026	25,000	25,646
Ryder System, Inc., 2.90%, 12/01/2026	26,000	25,084
Textron, Inc., 4.00%, 03/15/2026	26,000	25,718
Union Pacific Corp., 2.75%, 03/01/2026	26,000	25,352
United Parcel Service, Inc., 2.40%, 11/15/2026	27,000	25,921
Veralto Corp., 5.50%, 09/18/2026 (a)	25,000	25,324
Vontier Corp., 1.80%, 04/01/2026	27,000	25,678
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/2026	26,000	25,361
Xylem, Inc., 3.25%, 11/01/2026	26,000	25,300
		814,571

Materials — 5.0%
Amcor Finance USA, Inc., 3.63%, 04/28/2026	26,000	25,482
Berry Global, Inc., 4.88%, 07/15/2026 (a)	25,000	24,737
Celanese US Holdings LLC, 1.40%, 08/05/2026	27,000	25,242
CF Industries, Inc., 4.50%, 12/01/2026 (a)	26,000	25,806
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 3.40%, 12/01/2026 (a)	26,000	25,320
Ecolab, Inc., 2.70%, 11/01/2026	26,000	25,125
EIDP, Inc., 4.50%, 05/15/2026	26,000	26,030
FMC Corp., 5.15%, 05/18/2026	24,000	24,145
Georgia-Pacific LLC, 0.95%, 05/15/2026 (a)	27,000	25,454
Glencore Funding LLC, 1.63%, 04/27/2026 (a)	27,000	25,703
Graphic Packaging International LLC, 1.51%, 04/15/2026 (a)	27,000	25,403
Newmont Corp. / Newcrest Finance Pty Ltd., 5.30%, 03/15/2026 (a)	25,000	25,231
Owens Corning, 3.40%, 08/15/2026	26,000	25,430
PPG Industries, Inc., 1.20%, 03/15/2026	27,000	25,607

The accompanying notes are an integral part of these financial statements.

8

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 87.3% (continued)
Materials — 5.0% (continued)
Sealed Air Corp., 1.57%, 10/15/2026 (a)	$28,000	$26,034
Silgan Holdings, Inc., 1.40%, 04/01/2026 (a)	27,000	25,413
Sonoco Products Co., 2.25%, 02/01/2027	26,000	24,608
Steel Dynamics, Inc., 5.00%, 12/15/2026	26,000	25,966
Westlake Corp., 3.60%, 08/15/2026	26,000	25,484
WRKCo, Inc., 4.65%, 03/15/2026	26,000	25,883
		508,103

Technology — 8.2%
Adobe, Inc., 2.15%, 02/01/2027	26,000	24,806
Analog Devices, Inc., 3.50%, 12/05/2026	24,000	23,611
Apple, Inc., 3.35%, 02/09/2027	25,000	24,615
Avnet, Inc., 4.63%, 04/15/2026	26,000	25,840
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	25,000	24,656
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	26,000	25,408
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	26,000	24,805
Cisco Systems, Inc., 4.80%, 02/26/2027	26,000	26,421
Concentrix Corp., 6.65%, 08/02/2026	25,000	25,693
Dell International LLC / EMC Corp., 6.02%, 06/15/2026	25,000	25,534
DXC Technology Co., 1.80%, 09/15/2026	27,000	25,356
Electronic Arts, Inc., 4.80%, 03/01/2026	24,000	24,014
Fortinet, Inc., 1.00%, 03/15/2026	27,000	25,546
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026	27,000	25,792
HP, Inc., 1.45%, 06/17/2026	27,000	25,569
Intel Corp., 2.60%, 05/19/2026	26,000	24,983
Intuit, Inc., 5.25%, 09/15/2026	25,000	25,479
Jabil, Inc., 1.70%, 04/15/2026	27,000	25,661
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	27,000	25,368
Lam Research Corp., 3.75%, 03/15/2026	26,000	25,725
Marvell Technology, Inc., 1.65%, 04/15/2026	27,000	25,714
Micron Technology, Inc., 4.19%, 02/15/2027	25,000	24,751
Microsoft Corp., 3.30%, 02/06/2027	25,000	24,612
NVIDIA Corp., 3.20%, 09/16/2026	26,000	25,548
Oracle Corp., 2.65%, 07/15/2026	26,000	25,104
Roper Technologies, Inc., 3.80%, 12/15/2026	24,000	23,651
S&P Global, Inc., 2.95%, 01/22/2027	27,000	26,183
Skyworks Solutions, Inc., 1.80%, 06/01/2026	27,000	25,609
Take-Two Interactive Software, Inc., 5.00%, 03/28/2026	24,000	24,112

The accompanying notes are an integral part of these financial statements.

9

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 87.3% (continued)
Technology — 8.2% (continued)
TD SYNNEX Corp., 1.75%, 08/09/2026	$27,000	$25,434
Teledyne Technologies, Inc., 1.60%, 04/01/2026	27,000	25,709
Texas Instruments, Inc., 4.60%, 02/08/2027	26,000	26,277
VMware LLC, 1.40%, 08/15/2026	27,000	25,397
		832,983

Utilities — 8.0%
Ameren Corp., 5.70%, 12/01/2026	25,000	25,574
Black Hills Corp., 3.15%, 01/15/2027	27,000	26,134
CenterPoint Energy, Inc., 1.45%, 06/01/2026	27,000	25,487
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026	26,000	25,470
CMS Energy Corp., 3.00%, 05/15/2026	26,000	25,241
Dominion Energy, Inc., 1.45%, 04/15/2026	26,000	24,696
DTE Energy Co., 2.85%, 10/01/2026	25,000	24,184
Duke Energy Corp., 2.65%, 09/01/2026	25,000	24,118
Emera US Finance LP, 3.55%, 06/15/2026	26,000	25,318
Entergy Corp., 2.95%, 09/01/2026	25,000	24,235
Evergy Kansas Central, Inc., 2.55%, 07/01/2026	26,000	25,141
Eversource Energy, 4.75%, 05/15/2026	26,000	26,008
Exelon Corp., 3.40%, 04/15/2026	26,000	25,520
FirstEnergy Pennsylvania Electric Co., 5.15%, 03/30/2026 (a)	24,000	24,086
ITC Holdings Corp., 3.25%, 06/30/2026	26,000	25,336
KeySpan Gas East Corp., 2.74%, 08/15/2026 (a)	27,000	25,867
National Fuel Gas Co., 5.50%, 10/01/2026	24,000	24,353
National Rural Utilities Cooperative Finance Corp., 4.80%, 02/05/2027	26,000	26,317
New York State Electric & Gas Corp., 3.25%, 12/01/2026 (a)	26,000	25,109
NextEra Energy Capital Holdings, Inc., 1.88%, 01/15/2027	27,000	25,441
Pacific Gas and Electric Co., 2.95%, 03/01/2026	26,000	25,225
PPL Capital Funding, Inc., 3.10%, 05/15/2026	26,000	25,308
Public Service Electric and Gas Co., 0.95%, 03/15/2026	27,000	25,581
Sempra, 5.40%, 08/01/2026	25,000	25,368
Sierra Pacific Power Co., 2.60%, 05/01/2026	26,000	25,170
Southern California Edison Co., 5.35%, 03/01/2026	25,000	25,298
Southern Co., 3.25%, 07/01/2026	26,000	25,378
Southwestern Electric Power Co., 1.65%, 03/15/2026	27,000	25,834
Spire, Inc., 5.30%, 03/01/2026	24,000	24,154

The accompanying notes are an integral part of these financial statements.

10

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 87.3% (continued)
Utilities — 8.0% (continued)
Vistra Operations Co. LLC, 3.70%, 01/30/2027 (a)	$27,000	$26,274
WEC Energy Group, Inc., 5.60%, 09/12/2026	24,000	24,481
Xcel Energy, Inc., 3.35%, 12/01/2026	26,000	25,291
		806,997
TOTAL CORPORATE BONDS (Cost $8,764,476)		8,842,474

FOREIGN CORPORATE BONDS — 11.2%
Communications — 0.5%
Rogers Communications, Inc., 2.90%, 11/15/2026	26,000	25,067
TELUS Corp., 2.80%, 02/16/2027	26,000	24,915
		49,982

Consumer Discretionary — 0.2%
Magna International, Inc., 5.98%, 03/21/2026	24,000	24,001

Consumer Staples — 0.5%
BAT International Finance PLC, 1.67%, 03/25/2026	27,000	25,770
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 2.50%, 01/15/2027	27,000	25,635
		51,405

Energy — 1.0%
Enbridge, Inc., 5.90%, 11/15/2026	25,000	25,700
Shell International Finance BV, 2.88%, 05/10/2026	26,000	25,419
TransCanada PipeLines Ltd., 6.20%, 03/09/2026	24,000	24,003
Woodside Finance Ltd., 3.70%, 09/15/2026 (a)	26,000	25,405
		100,527

Financials — 3.8%
Aircastle Ltd., 4.25%, 06/15/2026	26,000	25,649
Avolon Holdings Funding Ltd., 4.25%, 04/15/2026 (a)	26,000	25,597
Bank of Montreal, 5.30%, 06/05/2026	25,000	25,341
Bank of Nova Scotia, 2.70%, 08/03/2026	26,000	25,148
Brookfield Finance, Inc., 4.25%, 06/02/2026	25,000	24,788
Canadian Imperial Bank of Commerce, 5.93%, 10/02/2026	25,000	25,702
Commonwealth Bank of Australia, 1.13%, 06/15/2026 (a)	27,000	25,530
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/2026 (a)	26,000	25,281
Macquarie Group Ltd., 1.63% to 09/23/2026 then SOFR + 0.91%, 09/23/2027 (a)	26,000	24,394

The accompanying notes are an integral part of these financial statements.

11

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

FOREIGN CORPORATE BONDS — 11.2% (continued)
Financials — 3.8% (continued)
Manulife Financial Corp., 4.15%, 03/04/2026	$26,000	$25,869
Royal Bank of Canada, 1.20%, 04/27/2026	27,000	25,643
Sumitomo Mitsui Financial Group, Inc., 2.63%, 07/14/2026	26,000	25,115
Toronto-Dominion Bank, 5.53%, 07/17/2026	25,000	25,465
Trinity Acquisition PLC, 4.40%, 03/15/2026	26,000	25,824
Westpac Banking Corp., 2.85%, 05/13/2026	26,000	25,347
		380,693

Health Care — 0.7%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2026	25,000	25,014
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	26,000	25,434
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	26,000	25,630
		76,078

Industrials — 1.5%
Canadian National Railway Co., 2.75%, 03/01/2026	26,000	25,377
Canadian Pacific Railway Co., 1.75%, 12/02/2026	27,000	25,480
Element Fleet Management Corp., 6.27%, 06/26/2026 (a)	25,000	25,570
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/2026 (a)	24,000	23,562
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	26,000	25,543
Triton Container International Ltd., 2.05%, 04/15/2026 (a)	27,000	25,689
		151,221

Materials — 1.5%
ArcelorMittal SA, 4.55%, 03/11/2026	26,000	25,863
BHP Billiton Finance USA Ltd., 5.25%, 09/08/2026	26,000	26,415
CCL Industries, Inc., 3.25%, 10/01/2026 (a)	25,000	24,217
Nutrien Ltd., 4.00%, 12/15/2026	26,000	25,691
Suzano International Finance BV, 5.50%, 01/17/2027	25,000	25,201
Yara International ASA, 3.80%, 06/06/2026 (a)	26,000	25,493
		152,880

Technology — 1.0%
CGI, Inc., 1.45%, 09/14/2026	27,000	25,283
Genpact Luxembourg SARL/Genpact USA, Inc., 1.75%, 04/10/2026	27,000	25,731
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.88%, 06/18/2026	26,000	25,631
Thomson Reuters Corp., 3.35%, 05/15/2026	26,000	25,418
		102,063

The accompanying notes are an integral part of these financial statements.

12

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Concluded)

August 31, 2024

	Par	Value

FOREIGN CORPORATE BONDS — 11.2% (continued)
Utilities — 0.5%
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026 (b)	$25,000	$25,179
Fortis, Inc., 3.06%, 10/04/2026	26,000	25,081
		50,260
TOTAL FOREIGN CORPORATE BONDS (Cost $1,129,237)		1,139,110

TOTAL INVESTMENTS — 98.5% (Cost $9,893,713)		$9,981,584
Other Assets in Excess of Liabilities — 1.5%		143,876
TOTAL NET ASSETS — 100.0%		$10,125,460

Percentages are stated as a percent of net assets.

ASA - Advanced Subscription Agreement

CMT - Constant Maturity Treasury Rate

PLC - Public Limited Company

SA - Sociedad Anónima

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $1,511,341 or 14.9% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

13

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments

August 31, 2024

	Par	Value

CORPORATE BONDS — 88.0%
Communications — 2.2%
Alphabet, Inc., 0.80%, 08/15/2027	$60,000	$55,012
AT&T, Inc., 2.30%, 06/01/2027	58,000	54,859
Comcast Corp., 3.30%, 02/01/2027	57,000	55,694
Cox Communications, Inc., 3.50%, 08/15/2027 (a)	57,000	55,180
Expedia Group, Inc., 4.63%, 08/01/2027	57,000	57,162
Meta Platforms, Inc., 3.50%, 08/15/2027	57,000	56,147
T-Mobile USA, Inc., 3.75%, 04/15/2027	57,000	55,965
Walt Disney Co., 2.20%, 01/13/2028	59,000	55,394
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	59,000	56,525
		501,938

Consumer Discretionary — 8.6%
Amazon.com, Inc., 3.15%, 08/22/2027	55,000	53,660
AutoNation, Inc., 3.80%, 11/15/2027	57,000	55,072
AutoZone, Inc., 3.75%, 06/01/2027	57,000	55,942
BMW US Capital LLC, 4.90%, 04/02/2027 (a)	54,000	54,684
BorgWarner, Inc., 2.65%, 07/01/2027 (b)	58,000	55,258
Cintas Corp. No 2, 3.70%, 04/01/2027	56,000	55,197
Darden Restaurants, Inc., 3.85%, 05/01/2027	57,000	55,912
DR Horton, Inc., 1.40%, 10/15/2027	59,000	53,882
eBay, Inc., 3.60%, 06/05/2027	55,000	53,881
General Motors Financial Co., Inc., 5.00%, 04/09/2027	55,000	55,476
Harley-Davidson Financial Services, Inc., 3.05%, 02/14/2027 (a)	56,000	53,494
Hasbro, Inc., 3.50%, 09/15/2027	57,000	54,852
Home Depot, Inc., 4.88%, 06/25/2027	54,000	55,045
Hyundai Capital America, 5.30%, 03/19/2027 (a)	54,000	54,793
Las Vegas Sands Corp., 5.90%, 06/01/2027	54,000	55,123
Lear Corp., 3.80%, 09/15/2027	55,000	53,520
Leggett & Platt, Inc., 3.50%, 11/15/2027	57,000	54,226
Leland Stanford Junior University, 1.29%, 06/01/2027	58,000	53,832
Lennar Corp., 4.75%, 11/29/2027	55,000	55,489
Lowe’s Cos., Inc., 3.10%, 05/03/2027	59,000	57,052
Marriott International, Inc./MD, 5.00%, 10/15/2027	54,000	54,844
Masco Corp., 3.50%, 11/15/2027	57,000	55,183
Mattel, Inc., 5.88%, 12/15/2027 (a)	54,000	54,578
McDonald’s Corp., 3.50%, 07/01/2027	56,000	54,799
Meritage Homes Corp., 5.13%, 06/06/2027	55,000	55,340

The accompanying notes are an integral part of these financial statements.

14

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 88.0% (continued)
Consumer Discretionary — 8.6% (continued)
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (a)	$55,200	$55,712
NIKE, Inc., 2.75%, 03/27/2027	59,000	56,989
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	56,000	54,698
Snap-on, Inc., 3.25%, 03/01/2027	56,000	54,643
Southwest Airlines Co., 5.13%, 06/15/2027	57,000	57,481
Starbucks Corp., 4.85%, 02/08/2027	56,000	56,544
Tapestry, Inc., 4.13%, 07/15/2027	60,000	58,619
Toll Brothers Finance Corp., 4.88%, 03/15/2027	55,000	55,055
Toyota Motor Credit Corp., 3.05%, 03/22/2027	57,000	55,425
VF Corp., 2.80%, 04/23/2027	61,000	57,115
		1,933,415

Consumer Staples — 7.5%
BAT Capital Corp., 3.56%, 08/15/2027	57,000	55,603
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	55,000	53,897
Campbell Soup Co., 5.20%, 03/19/2027	54,000	55,128
Cargill, Inc., 3.63%, 04/22/2027 (a)	57,000	55,987
Church & Dwight Co., Inc., 3.15%, 08/01/2027	57,000	55,358
Clorox Co., 3.10%, 10/01/2027	56,000	53,863
Coca-Cola Co., 1.45%, 06/01/2027	61,000	56,994
Colgate-Palmolive Co., 3.10%, 08/15/2027	57,000	55,657
Conagra Brands, Inc., 1.38%, 11/01/2027	61,000	55,362
Constellation Brands, Inc., 4.35%, 05/09/2027	55,000	54,796
Costco Wholesale Corp., 1.38%, 06/20/2027	59,000	54,897
Dollar General Corp., 3.88%, 04/15/2027	57,000	55,692
Estee Lauder Cos., Inc., 3.15%, 03/15/2027	55,000	53,500
General Mills, Inc., 3.20%, 02/10/2027	57,000	55,319
Hormel Foods Corp., 4.80%, 03/30/2027	57,000	57,771
J M Smucker Co., 3.38%, 12/15/2027	59,000	57,332
Kellanova, 3.40%, 11/15/2027	57,000	55,311
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	54,000	54,900
Kimberly-Clark Corp., 1.05%, 09/15/2027	62,000	56,514
Kraft Heinz Foods Co., 3.88%, 05/15/2027	57,000	56,207
Kroger Co., 3.70%, 08/01/2027	56,000	54,873
McCormick & Co., Inc., 3.40%, 08/15/2027	57,000	55,554
Mondelez International, Inc., 2.63%, 03/17/2027	56,000	53,592
PepsiCo, Inc., 3.00%, 10/15/2027	58,000	56,235

The accompanying notes are an integral part of these financial statements.

15

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 88.0% (continued)
Consumer Staples — 7.5% (continued)
Philip Morris International, Inc., 5.13%, 11/17/2027	$54,000	$55,205
Procter & Gamble Co., 1.90%, 02/01/2027	58,000	55,130
Smithfield Foods, Inc., 4.25%, 02/01/2027 (a)	58,000	56,811
Sysco Corp., 3.25%, 07/15/2027	59,000	57,070
Tyson Foods, Inc., 3.55%, 06/02/2027	59,000	57,578
Walmart, Inc., 3.95%, 09/09/2027	55,000	55,094
		1,667,230

Energy — 7.9%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/2027	57,000	55,292
Boardwalk Pipelines LP, 4.45%, 07/15/2027	58,000	57,700
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	54,000	54,543
Chevron Corp., 2.00%, 05/11/2027	58,000	54,940
Continental Resources, Inc./OK, 4.38%, 01/15/2028	56,000	54,941
Coterra Energy, Inc., 3.90%, 05/15/2027	57,000	55,869
DCP Midstream Operating LP, 5.63%, 07/15/2027	55,000	56,428
Devon Energy Corp., 5.25%, 10/15/2027	54,000	54,330
Diamondback Energy, Inc., 5.20%, 04/18/2027	54,000	54,910
Energy Transfer LP, 5.50%, 06/01/2027	54,000	55,062
Eni USA, Inc., 7.30%, 11/15/2027	52,000	56,208
EnLink Midstream LLC, 5.63%, 01/15/2028 (a)	55,000	56,013
Enterprise Products Operating LLC, 3.95%, 02/15/2027	57,000	56,543
EQT Corp., 3.90%, 10/01/2027	57,000	55,695
Exxon Mobil Corp., 3.29%, 03/19/2027	58,000	57,164
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (a)	56,000	53,707
Hess Corp., 4.30%, 04/01/2027	56,000	55,617
HF Sinclair Corp., 6.38%, 04/15/2027 (a)	55,000	55,425
Marathon Oil Corp., 4.40%, 07/15/2027	55,000	54,794
MPLX LP, 4.13%, 03/01/2027	56,000	55,384
NGPL PipeCo LLC, 4.88%, 08/15/2027 (a)	56,000	55,894
Occidental Petroleum Corp., 5.00%, 08/01/2027	55,000	55,456
ONEOK, Inc., 4.00%, 07/13/2027	59,000	58,244
Phillips 66 Co., 4.95%, 12/01/2027	54,000	54,843
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	55,000	55,378
Schlumberger Holdings Corp., 5.00%, 05/29/2027 (a)	54,000	54,788
Targa Resources Corp., 5.20%, 07/01/2027	54,000	54,795
TC PipeLines LP, 3.90%, 05/25/2027	55,000	53,763
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/2027	54,000	56,816

The accompanying notes are an integral part of these financial statements.

16

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 88.0% (continued)
Energy — 7.9% (continued)
Texas Eastern Transmission LP, 3.50%, 01/15/2028 (a)	$57,000	$54,785
Valero Energy Corp., 2.15%, 09/15/2027	59,000	55,232
Williams Cos., Inc., 3.75%, 06/15/2027	55,000	53,863
		1,774,422

Financials — 25.4%
Air Lease Corp., 5.85%, 12/15/2027	53,000	54,903
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2028	56,000	54,832
Ally Financial, Inc., 7.10%, 11/15/2027	54,000	57,347
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	55,000	54,929
American Express Credit Corp., 3.30%, 05/03/2027	57,000	55,899
American Tower Corp., 3.55%, 07/15/2027	57,000	55,335
Andrew W Mellon Foundation, 0.95%, 08/01/2027	58,000	53,076
Aon North America, Inc., 5.13%, 03/01/2027	54,000	54,979
Ares Capital Corp., 2.88%, 06/15/2027	59,000	55,363
Athene Holding Ltd., 4.13%, 01/12/2028	56,000	54,899
AvalonBay Communities, Inc., 3.20%, 01/15/2028	57,000	54,777
Aviation Capital Group LLC, 3.50%, 11/01/2027 (a)	57,000	54,635
Bank of America Corp., 3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028	57,000	54,960
Bank of New York Mellon Corp., 5.80% to 10/25/2027 then SOFR + 1.80%, 10/25/2028	55,000	57,326
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	57,000	54,691
BlackRock Funding, Inc., 4.60%, 07/26/2027	55,000	55,789
Blackstone Holdings Finance Co. LLC, 5.90%, 11/03/2027 (a)	53,000	55,070
Blackstone Private Credit Fund, 3.25%, 03/15/2027	59,000	55,871
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	59,000	54,623
Blue Owl Capital Corp. III, 3.13%, 04/13/2027	61,000	57,167
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	54,000	56,852
Boston Properties LP, 6.75%, 12/01/2027	55,000	57,487
Brighthouse Financial, Inc., 3.70%, 06/22/2027	56,000	54,167
Brixmor Operating Partnership LP, 3.90%, 03/15/2027	55,000	53,790
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (a)	55,000	54,210
Capital One Financial Corp., 4.93% to 05/10/2027 then SOFR + 2.06%, 05/10/2028	55,000	55,270
Charles Schwab Corp., 2.45%, 03/03/2027	58,000	55,233
Citigroup, Inc., 4.45%, 09/29/2027	55,000	54,741
CNA Financial Corp., 3.45%, 08/15/2027	57,000	55,423
CNO Global Funding, 5.88%, 06/04/2027 (a)	54,000	55,330
Corebridge Financial, Inc., 3.65%, 04/05/2027	55,000	53,851
Crown Castle, Inc., 5.00%, 01/11/2028	55,000	55,496

The accompanying notes are an integral part of these financial statements.

17

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 88.0% (continued)
Financials — 25.4% (continued)
Digital Realty Trust LP, 3.70%, 08/15/2027	$57,000	$55,599
Discover Financial Services, 4.10%, 02/09/2027	58,000	57,000
Eaton Vance Corp., 3.50%, 04/06/2027	55,000	53,775
Empower Finance 2020 LP, 1.36%, 09/17/2027 (a)	60,000	54,464
EPR Properties, 4.50%, 06/01/2027	59,000	57,740
Equinix, Inc., 1.80%, 07/15/2027	59,000	54,834
Equitable Financial Life Global Funding, 1.40%, 08/27/2027 (a)	59,000	53,916
ERP Operating LP, 3.25%, 08/01/2027	57,000	55,376
Essex Portfolio LP, 3.63%, 05/01/2027	55,000	53,672
Extra Space Storage LP, 3.88%, 12/15/2027	56,000	54,781
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	53,000	55,534
Federal Realty OP LP, 3.25%, 07/15/2027	59,000	56,768
Fiserv, Inc., 2.25%, 06/01/2027	59,000	55,673
FS KKR Capital Corp., 3.25%, 07/15/2027	61,000	57,264
GATX Corp., 5.40%, 03/15/2027	56,000	57,042
Global Payments, Inc., 4.95%, 08/15/2027	55,000	55,605
Goldman Sachs BDC, Inc., 6.38%, 03/11/2027	57,000	58,624
Goldman Sachs Group, Inc., 3.62% to 03/15/2027 then SOFR + 1.85%, 03/15/2028	55,000	53,693
Golub Capital BDC, Inc., 2.05%, 02/15/2027	59,000	54,297
Guardian Life Global Funding, 1.25%, 11/19/2027 (a)	62,000	56,186
HAT Holdings I LLC / HAT Holdings II LLC, 8.00%, 06/15/2027 (a)	53,000	55,533
Healthcare Realty Holdings LP, 3.75%, 07/01/2027	56,000	54,466
Healthpeak OP LLC, 1.35%, 02/01/2027	60,000	55,613
Highwoods Realty LP, 3.88%, 03/01/2027	55,000	53,228
Jackson Financial, Inc., 5.17%, 06/08/2027	57,000	57,775
Jefferies Financial Group, Inc., 6.45%, 06/08/2027	56,000	58,608
JPMorgan Chase & Co., 4.85% to 07/25/2027 then SOFR + 1.99%, 07/25/2028	58,000	58,521
Kimco Realty OP LLC, 3.80%, 04/01/2027	57,000	55,853
Lazard Group LLC, 3.63%, 03/01/2027	56,000	54,629
LPL Holdings, Inc., 5.70%, 05/20/2027	54,000	54,973
Main Street Capital Corp., 6.50%, 06/04/2027	54,000	55,190
Markel Group, Inc., 3.50%, 11/01/2027	59,000	57,191
Mastercard, Inc., 3.30%, 03/26/2027	57,000	55,875
Mercury General Corp., 4.40%, 03/15/2027	58,000	56,994
Mid-America Apartments LP, 3.60%, 06/01/2027	55,000	53,785
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/2027	57,000	56,148
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027 (a)	54,000	55,026
New York Life Global Funding, 4.85%, 01/09/2028 (a)	55,000	55,810

The accompanying notes are an integral part of these financial statements.

18

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 88.0% (continued)
Financials — 25.4% (continued)
NNN REIT, Inc., 3.50%, 10/15/2027	$59,000	$57,245
Northern Trust Corp., 4.00%, 05/10/2027	55,000	54,775
Northwestern Mutual Global Funding, 5.07%, 03/25/2027 (a)	55,000	56,187
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	58,000	57,308
Pacific Life Global Funding II, 1.45%, 01/20/2028 (a)	61,000	55,211
PayPal Holdings, Inc., 3.90%, 06/01/2027	56,000	55,545
Penske Truck Leasing Co. Lp / PTL Finance Corp., 4.40%, 07/01/2027 (a)	56,000	55,655
Progressive Corp., 2.50%, 03/15/2027	57,000	54,545
Prologis LP, 2.13%, 04/15/2027	58,000	54,891
Prudential Financial, Inc., 4.50% to 09/15/2027 then 3 mo. LIBOR US + 2.38%, 09/15/2047 (c)	59,000	56,445
Public Storage Operating Co., 3.09%, 09/15/2027	57,000	54,993
Radian Group, Inc., 4.88%, 03/15/2027	55,000	54,770
Realty Income Corp., 3.40%, 01/15/2028	57,000	55,033
Regency Centers LP, 3.60%, 02/01/2027	58,000	56,712
Reliance Standard Life Global Funding II, 4.93%, 09/01/2027 (a)	5,000	5,003
RenaissanceRe Finance, Inc., 3.45%, 07/01/2027	56,000	54,295
Sammons Financial Group, Inc., 4.45%, 05/12/2027 (a)	57,000	55,973
Santander Holdings USA, Inc., 4.40%, 07/13/2027	59,000	58,284
Simon Property Group LP, 3.38%, 12/01/2027	59,000	57,208
State Street Corp., 4.99%, 03/18/2027	54,000	54,861
Synchrony Financial, 3.95%, 12/01/2027	57,000	54,922
Tanger Properties LP, 3.88%, 07/15/2027	56,000	54,392
Truist Financial Corp., 4.87% to 01/26/2028 then SOFR + 1.44%, 01/26/2029	55,000	55,131
UDR, Inc., 3.50%, 01/15/2028	57,000	54,987
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028	57,000	57,019
Ventas Realty LP, 3.85%, 04/01/2027	57,000	55,872
VICI Properties LP / VICI Note Co., Inc., 3.75%, 02/15/2027 (a)	56,000	54,297
Visa, Inc., 1.90%, 04/15/2027	58,000	54,971
Voya Financial, Inc., 4.70% to 01/23/2028 then 3 mo. LIBOR US + 2.08%, 01/23/2048 (c)	64,000	56,548
Wells Fargo & Co., 3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028	56,000	54,529
Welltower OP LLC, 2.70%, 02/15/2027	59,000	56,757
Weyerhaeuser Co., 6.95%, 10/01/2027	54,000	57,490
Willis North America, Inc., 4.65%, 06/15/2027	58,000	58,095
		5,675,331

The accompanying notes are an integral part of these financial statements.

19

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 88.0% (continued)
Health Care — 7.7%
Abbott Laboratories, 1.15%, 01/30/2028	$61,000	$55,466
AbbVie, Inc., 4.80%, 03/15/2027	54,000	54,724
Amgen, Inc., 2.20%, 02/21/2027	58,000	55,027
Astrazeneca Finance LLC, 4.80%, 02/26/2027	54,000	54,738
Baxter International, Inc., 1.92%, 02/01/2027	59,000	55,392
Becton Dickinson & Co., 3.70%, 06/06/2027	57,000	55,855
Bio-Rad Laboratories, Inc., 3.30%, 03/15/2027	59,000	56,992
Bristol-Myers Squibb Co., 4.90%, 02/22/2027	54,000	54,862
Cardinal Health, Inc., 3.41%, 06/15/2027	59,000	57,400
Cencora, Inc., 3.45%, 12/15/2027	59,000	57,190
Centene Corp., 4.25%, 12/15/2027	56,000	54,751
Cigna Group, 3.40%, 03/01/2027	56,000	54,585
CommonSpirit Health, 6.07%, 11/01/2027	55,000	57,551
CVS Health Corp., 1.30%, 08/21/2027	60,000	54,735
Elevance Health, Inc., 3.65%, 12/01/2027	56,000	54,790
Eli Lilly & Co., 4.50%, 02/09/2027	57,000	57,508
Gilead Sciences, Inc., 2.95%, 03/01/2027	55,000	53,257
HCA, Inc., 4.50%, 02/15/2027	56,000	55,784
Humana, Inc., 1.35%, 02/03/2027	60,000	55,581
Illumina, Inc., 5.75%, 12/13/2027	55,000	56,699
Johnson & Johnson, 0.95%, 09/01/2027	60,000	55,016
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	55,000	53,636
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	55,000	53,529
Merck & Co., Inc., 1.70%, 06/10/2027	59,000	55,288
Novartis Capital Corp., 2.00%, 02/14/2027	58,000	55,155
Solventum Corp., 5.45%, 02/25/2027 (a)	54,000	54,756
SSM Health Care Corp., 3.82%, 06/01/2027	57,000	56,203
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027	54,000	54,987
UnitedHealth Group, Inc., 2.95%, 10/15/2027	56,000	54,056
Viatris, Inc., 2.30%, 06/22/2027	58,000	54,217
Zoetis, Inc., 3.00%, 09/12/2027	57,000	54,724
		1,714,454

Industrials — 8.7%
3M Co., 2.88%, 10/15/2027	58,000	55,505
AGCO Corp., 5.45%, 03/21/2027	54,000	54,829
Allegion US Holding Co., Inc., 3.55%, 10/01/2027	59,000	57,289
Amphenol Corp., 5.05%, 04/05/2027	54,000	55,014

The accompanying notes are an integral part of these financial statements.

20

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 88.0% (continued)
Industrials — 8.7% (continued)
Boeing Co., 5.04%, 05/01/2027	$56,000	$56,074
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	55,000	53,680
Carrier Global Corp., 2.49%, 02/15/2027	56,000	53,674
Caterpillar Financial Services Corp., 5.00%, 05/14/2027	54,000	55,116
CSX Corp., 3.25%, 06/01/2027	55,000	53,619
Eaton Corp., 3.10%, 09/15/2027	59,000	57,187
Emerson Electric Co., 1.80%, 10/15/2027	58,000	53,936
General Dynamics Corp., 3.50%, 04/01/2027	57,000	56,027
Hexcel Corp., 4.20%, 02/15/2027	56,000	54,661
Honeywell International, Inc., 1.10%, 03/01/2027	59,000	54,773
Howmet Aerospace, Inc., 5.90%, 02/01/2027	54,000	55,659
Hubbell, Inc., 3.15%, 08/15/2027	59,000	56,743
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	57,000	55,028
Ingersoll Rand, Inc., 5.20%, 06/15/2027	54,000	54,947
John Deere Capital Corp., 4.75%, 01/20/2028	54,000	54,856
Keysight Technologies, Inc., 4.60%, 04/06/2027	55,000	54,897
Lennox International, Inc., 1.70%, 08/01/2027	60,000	55,546
Lockheed Martin Corp., 5.10%, 11/15/2027	54,000	55,514
Norfolk Southern Corp., 7.80%, 05/15/2027	53,000	57,517
Northrop Grumman Corp., 3.25%, 01/15/2028	57,000	54,999
Otis Worldwide Corp., 2.29%, 04/05/2027	60,000	56,837
PACCAR Financial Corp., 5.00%, 05/13/2027	54,000	55,209
Parker-Hannifin Corp., 4.25%, 09/15/2027	55,000	54,715
Republic Services, Inc., 3.38%, 11/15/2027	59,000	57,346
RTX Corp., 3.50%, 03/15/2027	56,000	54,795
Ryder System, Inc., 2.85%, 03/01/2027	57,000	54,682
Textron, Inc., 3.65%, 03/15/2027	55,000	53,798
Union Pacific Corp., 2.15%, 02/05/2027	58,000	55,200
United Parcel Service, Inc., 3.05%, 11/15/2027	57,000	54,989
Waste Management, Inc., 4.95%, 07/03/2027	54,000	55,051
Xylem, Inc./NY, 1.95%, 01/30/2028	61,000	56,253
		1,935,965

Information Technology — 0.2%
VeriSign, Inc., 4.75%, 07/15/2027	55,000	54,826

The accompanying notes are an integral part of these financial statements.

21

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 88.0% (continued)
Materials — 5.2%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027	$58,000	$54,626
Albemarle Corp., 4.65%, 06/01/2027	58,000	57,845
Bayport Polymers LLC, 4.74%, 04/14/2027 (a)	57,000	56,006
Carlisle Cos., Inc., 3.75%, 12/01/2027	56,000	54,623
Celanese US Holdings LLC, 6.17%, 07/15/2027	55,000	56,753
Ecolab, Inc., 5.25%, 01/15/2028	54,000	55,781
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	54,000	54,076
Georgia-Pacific LLC, 2.10%, 04/30/2027 (a)	57,000	53,834
Glencore Funding LLC, 4.00%, 03/27/2027 (a)	58,000	56,960
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (a)	60,000	55,042
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	56,000	54,512
Mosaic Co., 4.05%, 11/15/2027	56,000	55,024
Nucor Corp., 4.30%, 05/23/2027	58,000	57,961
Owens Corning, 5.50%, 06/15/2027	54,000	55,348
Packaging Corp. of America, 3.40%, 12/15/2027	57,000	55,104
RPM International, Inc., 3.75%, 03/15/2027	55,000	53,742
Sherwin-Williams Co., 3.45%, 06/01/2027	59,000	57,520
Sonoco Products Co., 2.25%, 02/01/2027	58,000	54,896
Steel Dynamics, Inc., 1.65%, 10/15/2027	61,000	55,886
Vulcan Materials Co., 3.90%, 04/01/2027	56,000	55,292
WRKCo, Inc., 3.38%, 09/15/2027	59,000	56,977
		1,167,808

Technology — 6.4%
Adobe, Inc., 2.15%, 02/01/2027	58,000	55,336
Apple, Inc., 3.35%, 02/09/2027	56,000	55,138
Applied Materials, Inc., 3.30%, 04/01/2027	55,000	53,763
Arrow Electronics, Inc., 3.88%, 01/12/2028	57,000	55,267
Autodesk, Inc., 3.50%, 06/15/2027	55,000	53,675
Broadcom, Inc., 5.05%, 07/12/2027	55,000	55,842
Cisco Systems, Inc., 4.80%, 02/26/2027	54,000	54,875
Dell International LLC / EMC Corp., 6.10%, 07/15/2027	55,000	57,439
Equifax, Inc., 5.10%, 12/15/2027	54,000	54,937
FactSet Research Systems, Inc., 2.90%, 03/01/2027	56,000	53,733
HP, Inc., 3.00%, 06/17/2027	58,000	55,680
Intel Corp., 3.75%, 08/05/2027	57,000	55,345
Intuit, Inc., 1.35%, 07/15/2027	60,000	55,491
Jabil, Inc., 4.25%, 05/15/2027	59,000	58,343

The accompanying notes are an integral part of these financial statements.

22

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 88.0% (continued)
Technology — 6.4% (continued)
Micron Technology, Inc., 4.19%, 02/15/2027	$57,000	$56,432
Microsoft Corp., 3.30%, 02/06/2027	56,000	55,131
Moody’s Corp., 3.25%, 01/15/2028	57,000	55,214
NetApp, Inc., 2.38%, 06/22/2027	58,000	54,821
Oracle Corp., 3.25%, 11/15/2027	57,000	55,076
QUALCOMM, Inc., 3.25%, 05/20/2027	56,000	54,623
Roper Technologies, Inc., 1.40%, 09/15/2027	60,000	54,919
S&P Global, Inc., 2.45%, 03/01/2027	56,000	53,587
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	57,000	55,892
Texas Instruments, Inc., 4.60%, 02/08/2027	56,000	56,596
VMware LLC, 3.90%, 08/21/2027	57,000	56,020
Workday, Inc., 3.50%, 04/01/2027	55,000	53,795
		1,436,970

Utilities — 8.2%
Alabama Power Co., 3.75%, 09/01/2027	56,000	55,276
Alliant Energy Finance LLC, 5.40%, 06/06/2027 (a)	54,000	55,140
Ameren Corp., 1.95%, 03/15/2027	59,000	55,282
American Electric Power Co., Inc., 5.75%, 11/01/2027	55,000	57,016
American Water Capital Corp., 2.95%, 09/01/2027	56,000	53,926
Arizona Public Service Co., 2.95%, 09/15/2027	57,000	54,413
Atmos Energy Corp., 3.00%, 06/15/2027	56,000	54,140
Boston Gas Co., 3.15%, 08/01/2027 (a)	58,000	55,632
CenterPoint Energy Houston Electric LLC, 3.00%, 02/01/2027	57,000	55,275
CMS Energy Corp., 3.45%, 08/15/2027	57,000	55,627
Consolidated Edison Co. of New York, Inc., 3.13%, 11/15/2027	57,000	54,925
Duke Energy Corp., 3.15%, 08/15/2027	59,000	56,893
Duquesne Light Holdings, Inc., 3.62%, 08/01/2027 (a)	57,000	55,213
Edison International, 5.75%, 06/15/2027	54,000	55,334
Entergy Louisiana LLC, 3.12%, 09/01/2027	59,000	56,905
Evergy Missouri West, Inc., 5.15%, 12/15/2027 (a)	57,000	58,023
Exelon Corp., 2.75%, 03/15/2027	56,000	53,790
FirstEnergy Corp., 3.90%, 07/15/2027	56,000	54,934
ITC Holdings Corp., 4.95%, 09/22/2027 (a)	57,000	57,543
MidAmerican Energy Co., 3.10%, 05/01/2027	59,000	57,326
National Fuel Gas Co., 3.95%, 09/15/2027	55,000	53,614
National Rural Utilities Cooperative Finance Corp., 4.80%, 02/05/2027	56,000	56,682
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	55,000	53,721

The accompanying notes are an integral part of these financial statements.

23

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 88.0% (continued)
Utilities — 8.2% (continued)
NiSource, Inc., 3.49%, 05/15/2027	$55,000	$53,580
NRG Energy, Inc., 2.45%, 12/02/2027 (a)	61,000	56,613
NSTAR Electric Co., 3.20%, 05/15/2027	59,000	57,221
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	55,000	57,155
Rochester Gas and Electric Corp., 3.10%, 06/01/2027 (a)	59,000	56,740
Sempra, 3.25%, 06/15/2027	58,000	56,088
Southwest Gas Corp., 5.80%, 12/01/2027	56,000	57,842
Virginia Electric and Power Co., 3.50%, 03/15/2027	55,000	53,874
WEC Energy Group, Inc., 1.38%, 10/15/2027	61,000	55,574
Xcel Energy, Inc., 1.75%, 03/15/2027	59,000	55,034
		1,836,351
TOTAL CORPORATE BONDS (Cost $19,430,137)		19,698,710

FOREIGN CORPORATE BONDS — 10.9%
Communications — 0.7%
Rogers Communications, Inc., 3.20%, 03/15/2027	55,000	53,209
TELUS Corp., 2.80%, 02/16/2027	58,000	55,580
Videotron Ltd., 5.13%, 04/15/2027 (a)	54,000	53,915
		162,704

Consumer Discretionary — 0.2%
Honda Motor Co. Ltd., 2.53%, 03/10/2027	56,000	53,669

Consumer Staples — 0.5%
Alimentation Couche-Tard, Inc., 3.55%, 07/26/2027 (a)	59,000	57,231
Heineken NV, 3.50%, 01/29/2028 (a)	57,000	55,544
		112,775

Energy — 1.5%
BP Capital Markets PLC, 3.28%, 09/19/2027	55,000	53,538
Canadian Natural Resources Ltd., 3.85%, 06/01/2027	57,000	55,901
Cenovus Energy, Inc., 4.25%, 04/15/2027	55,000	54,395
Enbridge, Inc., 5.25%, 04/05/2027	54,000	55,015
Equinor ASA, 3.00%, 04/06/2027	55,000	53,315
Transcanada Trust, 5.30% to 03/15/2027 then 3 mo. LIBOR US + 3.21%, 03/15/2077 (c)	57,000	54,548
		326,712

The accompanying notes are an integral part of these financial statements.

24

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2024

	Par	Value

FOREIGN CORPORATE BONDS — 10.9% (continued)
Financials — 3.5%
Aircastle Ltd., 2.85%, 01/26/2028 (a)	$60,000	$55,530
Avolon Holdings Funding Ltd., 2.53%, 11/18/2027 (a)	58,000	53,660
AXIS Specialty Finance PLC, 4.00%, 12/06/2027	56,000	54,718
Bank of Montreal, 2.65%, 03/08/2027	56,000	53,789
Bank of Nova Scotia, 5.40%, 06/04/2027	54,000	55,386
Brookfield Finance, Inc., 3.90%, 01/25/2028	56,000	54,705
Canadian Imperial Bank of Commerce, 5.24%, 06/28/2027	54,000	55,172
Commonwealth Bank of Australia, 2.55%, 03/14/2027 (a)	56,000	53,631
Macquarie Bank Ltd., 5.27%, 07/02/2027 (a)	54,000	55,386
Manulife Financial Corp., 2.48%, 05/19/2027	58,000	55,334
ORIX Corp., 5.00%, 09/13/2027	55,000	55,735
Royal Bank of Canada, 6.00%, 11/01/2027	55,000	57,644
Scentre Group Trust 1 / Scentre Group Trust 2, 3.75%, 03/23/2027 (a)	56,000	54,754
Westpac Banking Corp., 5.46%, 11/18/2027	54,000	55,806
		771,250

Health Care — 0.7%
CSL Finance PLC, 3.85%, 04/27/2027 (a)	57,000	56,036
Royalty Pharma PLC, 1.75%, 09/02/2027	60,000	55,355
Smith & Nephew PLC, 5.15%, 03/20/2027	54,000	54,772
		166,163

Industrials — 1.0%
CNH Industrial NV, 3.85%, 11/15/2027	56,000	54,882
Element Fleet Management Corp., 5.64%, 03/13/2027 (a)	54,000	55,094
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/2027 (a)	57,000	55,248
Tyco Electronics Group SA, 3.13%, 08/15/2027	57,000	55,153
		220,377

Materials — 1.5%
ArcelorMittal SA, 6.55%, 11/29/2027	54,000	56,929
Kinross Gold Corp., 4.50%, 07/15/2027	56,000	55,762
LYB International Finance II BV, 3.50%, 03/02/2027	56,000	54,617
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/2027 (a)	56,672	55,160
Nutrien Ltd., 5.20%, 06/21/2027	54,000	55,000
UPM-Kymmene Oyj, 7.45%, 11/26/2027 (a)	54,000	57,542
		335,010

The accompanying notes are an integral part of these financial statements.

25

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Concluded)

August 31, 2024

	Par	Value

FOREIGN CORPORATE BONDS — 10.9% (continued)
Technology — 1.0%
Flex Ltd., 6.00%, 01/15/2028	$54,000	$55,722
Nokia Oyj, 4.38%, 06/12/2027	59,000	58,340
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.40%, 06/01/2027 (b)	58,000	57,821
Open Text Corp., 6.90%, 12/01/2027 (a)	55,000	57,749
		229,632

Utilities — 0.3%
APA Infrastructure Ltd., 4.25%, 07/15/2027 (a)	59,000	58,749
TOTAL FOREIGN CORPORATE BONDS (Cost $2,403,302)		2,437,041

	Units

SHORT-TERM INVESTMENTS — 0.5%
Investments Purchased with Proceeds from Securities Lending — 0.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.42%(d)	99,470	$99,470
TOTAL SHORT-TERM INVESTMENTS (Cost $99,470)		99,470

TOTAL INVESTMENTS — 99.4% (Cost $21,932,909)		$22,235,221
Other Assets in Excess of Liabilities — 0.6%		142,091
TOTAL NET ASSETS — 100.0%		$22,377,312

Percentages are stated as a percent of net assets.

ASA - Advanced Subscription Agreement

LIBOR - London Interbank Offered Rate

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $3,111,088 or 13.9% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $97,363 which represented 0.5% of net assets.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

26

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments

August 31, 2024

	Par	Value

CORPORATE BONDS — 89.2%
Communications — 2.5%
AT&T, Inc., 5.40%, 02/15/2034	$64,000	$66,090
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.55%, 06/01/2034	64,000	66,297
Comcast Corp., 5.30%, 06/01/2034	65,000	67,383
T-Mobile USA, Inc., 5.15%, 04/15/2034	66,000	67,191
Verizon Communications, Inc., 4.40%, 11/01/2034	70,000	67,191
Walt Disney Co., 6.20%, 12/15/2034	60,000	67,371
		401,523

Consumer Discretionary — 6.6%
Amazon.com, Inc., 4.80%, 12/05/2034	65,000	66,905
AutoZone, Inc., 5.40%, 07/15/2034	68,000	69,663
BMW US Capital LLC, 5.15%, 04/02/2034 (a)	65,000	66,010
Choice Hotels International, Inc., 5.85%, 08/01/2034	68,000	69,515
Cornell University, 4.84%, 06/15/2034	65,000	66,544
ERAC USA Finance LLC, 5.20%, 10/30/2034 (a)	65,000	66,529
General Motors Financial Co., Inc., 5.95%, 04/04/2034	65,000	67,268
GXO Logistics, Inc., 6.50%, 05/06/2034	63,000	65,443
Hasbro, Inc., 6.05%, 05/14/2034	66,000	68,312
Home Depot, Inc., 4.95%, 06/25/2034	66,000	67,634
Hyatt Hotels Corp., 5.50%, 06/30/2034	68,000	68,957
Las Vegas Sands Corp., 6.20%, 08/15/2034	65,000	66,568
Marriott International, Inc., 5.30%, 05/15/2034	66,000	67,119
McDonald’s Corp., 5.20%, 05/17/2034	65,000	67,790
Starbucks Corp., 5.00%, 02/15/2034	65,000	65,971
Whirlpool Corp., 5.75%, 03/01/2034	65,000	65,822
		1,076,050

Consumer Staples — 4.9%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 06/15/2034	65,000	66,662
BAT Capital Corp., 6.00%, 02/20/2034	64,000	67,481
Campbell Soup Co., 5.40%, 03/21/2034	64,000	66,098
Coca-Cola Co., 5.00%, 05/13/2034	64,000	66,537
Coca-Cola Consolidated, Inc., 5.45%, 06/01/2034	64,000	66,592
Estee Lauder Cos., Inc., 5.00%, 02/14/2034	65,000	66,192
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	64,000	65,967
Mars, Inc., 3.60%, 04/01/2034 (a)	73,000	66,281
PepsiCo, Inc., 4.80%, 07/17/2034	68,000	69,312

The accompanying notes are an integral part of these financial statements.

27

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 89.2% (continued)
Consumer Staples — 4.9% (continued)
Philip Morris International, Inc., 5.25%, 02/13/2034	$65,000	$66,462
Procter & Gamble Co., 5.80%, 08/15/2034	63,000	70,293
Tyson Foods, Inc., 5.70%, 03/15/2034	64,000	66,585
		804,462

Energy — 8.2%
Boardwalk Pipelines LP, 5.63%, 08/01/2034 (b)	67,000	68,400
BP Capital Markets America, Inc., 5.23%, 11/17/2034	65,000	66,883
Cameron LNG LLC, 3.30%, 01/15/2035 (a)	78,000	66,402
Cheniere Energy Partners LP, 5.75%, 08/15/2034 (a)	64,000	66,262
Cheniere Energy, Inc., 5.65%, 04/15/2034 (a)	64,000	65,859
Coterra Energy, Inc., 5.60%, 03/15/2034	64,000	65,502
Diamondback Energy, Inc., 5.40%, 04/18/2034	65,000	66,159
Energy Transfer LP, 5.60%, 09/01/2034	65,000	66,906
Enterprise Products Operating LLC, 4.85%, 01/31/2034	66,000	66,264
EQT Corp., 5.75%, 02/01/2034	66,000	67,404
Kinder Morgan, Inc., 5.40%, 02/01/2034	66,000	66,981
Marathon Oil Corp., 5.70%, 04/01/2034	63,000	66,472
MPLX LP, 5.50%, 06/01/2034	66,000	67,153
Occidental Petroleum Corp., 5.55%, 10/01/2034	68,000	69,097
Ovintiv, Inc., 6.50%, 08/15/2034	63,000	68,252
Phillips 66, 4.65%, 11/15/2034	69,000	66,772
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	65,000	66,480
Targa Resources Corp., 6.50%, 03/30/2034	60,000	65,469
Whistler Pipeline LLC, 5.95%, 09/30/2034 (a)	68,000	69,285
Williams Cos., Inc., 5.15%, 03/15/2034	65,000	65,283
		1,337,285

Financials — 26.7%
Agree LP, 5.63%, 06/15/2034	65,000	67,043
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	79,000	66,787
Ally Financial, Inc., 6.18% to 07/26/2034 then SOFR + 2.29%, 07/26/2035	68,000	69,254
American Express Co., 5.28% to 07/26/2034 then SOFR + 1.42%, 07/26/2035	68,000	69,491
American Homes 4 Rent LP, 5.50%, 02/01/2034	67,000	68,231
American International Group, Inc., 3.88%, 01/15/2035	72,000	66,483
American Tower Corp., 5.45%, 02/15/2034	66,000	68,158
Aon North America, Inc., 5.45%, 03/01/2034	64,000	66,228
Arthur J Gallagher & Co., 5.45%, 07/15/2034	65,000	66,817

The accompanying notes are an integral part of these financial statements.

28

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 89.2% (continued)
Financials — 26.7% (continued)
AvalonBay Communities, Inc., 5.35%, 06/01/2034	$65,000	$67,262
Bank of New York Mellon Corp., 5.61% to 07/21/2034 then SOFR + 1.77%, 07/21/2039	68,000	70,482
BlackRock Funding, Inc., 5.00%, 03/14/2034	65,000	67,045
Blue Owl Finance LLC, 6.25%, 04/18/2034 (a)	64,000	66,310
Brixmor Operating Partnership LP, 5.50%, 02/15/2034	67,000	67,766
Brown & Brown, Inc., 5.65%, 06/11/2034	65,000	67,002
Capital One Financial Corp., 5.88% to 07/26/2034 then SOFR + 1.99%, 07/26/2035	68,000	69,751
CBRE Services, Inc., 5.95%, 08/15/2034	64,000	67,622
Chubb INA Holdings LLC, 5.00%, 03/15/2034	65,000	66,607
Cincinnati Financial Corp., 6.13%, 11/01/2034	62,000	66,249
Citizens Financial Group, Inc., 6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035	62,000	67,003
CNA Financial Corp., 5.13%, 02/15/2034	68,000	68,507
CNO Financial Group, Inc., 6.45%, 06/15/2034	65,000	67,803
Crown Castle, Inc., 5.80%, 03/01/2034	64,000	67,000
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	65,000	67,272
Essex Portfolio LP, 5.50%, 04/01/2034	65,000	66,717
Extra Space Storage LP, 5.40%, 02/01/2034	67,000	68,204
Fiserv, Inc., 5.45%, 03/15/2034	64,000	65,961
GATX Corp., 6.05%, 03/15/2034	62,000	65,901
Goldman Sachs Group, Inc., 5.33% to 07/23/2034 then SOFR + 1.55%, 07/23/2035 (b)	68,000	69,278
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034 (a)	69,000	69,478
Highwoods Realty LP, 7.65%, 02/01/2034	61,000	68,513
Host Hotels & Resorts LP, 5.70%, 07/01/2034	67,000	67,922
Huntington Bancshares, Inc., 5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035	66,000	67,648
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	64,000	67,342
JPMorgan Chase & Co., 5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	66,000	67,731
KeyCorp, 6.40% to 03/06/2034 then SOFR + 2.42%, 03/06/2035	62,000	66,432
Kimco Realty OP LLC, 6.40%, 03/01/2034	60,000	66,086
Kite Realty Group LP, 5.50%, 03/01/2034	65,000	65,893
Lincoln National Corp., 5.85%, 03/15/2034	64,000	66,709
LPL Holdings, Inc., 6.00%, 05/20/2034	66,000	67,824
Marsh & McLennan Cos., Inc., 5.15%, 03/15/2034	64,000	66,307
Mastercard, Inc., 4.88%, 05/09/2034	65,000	66,713
MetLife, Inc., 6.38%, 06/15/2034	60,000	67,023
Mid-America Apartments LP, 5.00%, 03/15/2034 (b)	65,000	65,116
Morgan Stanley, 5.32% to 07/19/2034 then SOFR + 1.56%, 07/19/2035	68,000	69,462
Nasdaq, Inc., 5.55%, 02/15/2034	66,000	68,743
NNN REIT, Inc., 5.50%, 06/15/2034	65,000	66,478

The accompanying notes are an integral part of these financial statements.

29

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 89.2% (continued)
Financials — 26.7% (continued)
Nuveen LLC, 5.85%, 04/15/2034 (a)	$64,000	$66,995
Old Republic International Corp., 5.75%, 03/28/2034	65,000	67,245
PayPal Holdings, Inc., 5.15%, 06/01/2034	66,000	67,788
Phillips Edison Grocery Center Operating Partnership I LP, 5.75%, 07/15/2034	65,000	66,928
PNC Financial Services Group, Inc., 5.40% to 07/23/2034 then SOFR + 1.60%, 07/23/2035	68,000	69,643
Prologis LP, 5.00%, 03/15/2034	65,000	65,720
Prologis Targeted US Logistics Fund LP, 5.50%, 04/01/2034 (a)	64,000	66,116
Prudential Financial, Inc., 6.50% to 03/15/2034 then 5 yr. CMT Rate + 2.40%, 03/15/2054	66,000	68,257
Realty Income Corp., 5.13%, 02/15/2034	67,000	67,603
Reinsurance Group of America, Inc., 5.75%, 09/15/2034	65,000	67,514
Safehold GL Holdings LLC, 6.10%, 04/01/2034	64,000	66,571
Sammons Financial Group, Inc., 6.88%, 04/15/2034 (a)	63,000	66,614
Santander Holdings USA, Inc., 6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035	66,000	68,438
TPG Operating Group II LP, 5.88%, 03/05/2034	64,000	67,282
UDR, Inc., 3.10%, 11/01/2034	80,000	67,057
Ventas Realty LP, 5.63%, 07/01/2034	65,000	67,308
VICI Properties LP, 5.75%, 04/01/2034	65,000	66,954
WP Carey, Inc., 5.38%, 06/30/2034	67,000	67,490
		4,381,177

Health Care — 9.0%
AbbVie, Inc., 5.05%, 03/15/2034	64,000	65,950
Adventist Health System/West, 5.76%, 12/01/2034	65,000	66,598
Astrazeneca Finance LLC, 5.00%, 02/26/2034	65,000	66,936
Bayer US Finance II LLC, 4.20%, 07/15/2034 (a)	76,000	68,226
Becton Dickinson & Co., 5.11%, 02/08/2034	65,000	66,005
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	64,000	66,384
Cardinal Health, Inc., 5.45%, 02/15/2034	66,000	68,212
Cencora, Inc., 5.13%, 02/15/2034	65,000	66,112
Cigna Group, 5.25%, 02/15/2034	66,000	67,408
CommonSpirit Health, 5.32%, 12/01/2034	66,000	67,498
CVS Health Corp., 5.70%, 06/01/2034 (b)	65,000	66,592
Elevance Health, Inc., 5.38%, 06/15/2034	65,000	67,357
Eli Lilly & Co., 4.70%, 02/09/2034	65,000	65,827
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/2034	62,000	65,994
HCA, Inc., 5.60%, 04/01/2034	64,000	65,769
Health Care Service Corp. A Mutual Legal Reserve Co., 5.45%, 06/15/2034 (a)	65,000	66,653
Humana, Inc., 5.95%, 03/15/2034	62,000	65,557

The accompanying notes are an integral part of these financial statements.

30

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 89.2% (continued)
Health Care — 9.0% (continued)
Johnson & Johnson, 4.95%, 06/01/2034	$64,000	$66,944
Solventum Corp., 5.60%, 03/23/2034 (a)	65,000	66,266
Thermo Fisher Scientific, Inc., 5.20%, 01/31/2034	65,000	67,734
UnitedHealth Group, Inc., 5.15%, 07/15/2034	68,000	69,871
Wyeth LLC, 6.50%, 02/01/2034	60,000	67,942
		1,471,835

Industrials — 7.7%
AGCO Corp., 5.80%, 03/21/2034	64,000	65,824
Allegion US Holding Co., Inc., 5.60%, 05/29/2034	65,000	67,396
Amphenol Corp., 5.25%, 04/05/2034	65,000	66,881
Boeing Co., 6.53%, 05/01/2034 (a)	63,000	66,724
Carrier Global Corp., 5.90%, 03/15/2034	61,000	65,800
Cummins, Inc., 5.15%, 02/20/2034 (b)	64,000	66,381
Ingersoll Rand, Inc., 5.45%, 06/15/2034	64,000	66,562
John Deere Capital Corp., 5.10%, 04/11/2034	65,000	67,172
L3Harris Technologies, Inc., 5.35%, 06/01/2034	65,000	66,666
Lockheed Martin Corp., 4.75%, 02/15/2034	66,000	66,843
Norfolk Southern Corp., 5.55%, 03/15/2034	63,000	66,565
Northrop Grumman Corp., 4.90%, 06/01/2034	66,000	66,625
PACCAR Financial Corp., 5.00%, 03/22/2034	64,000	65,931
Parker-Hannifin Corp., 4.20%, 11/21/2034	71,000	67,829
Republic Services, Inc., 5.00%, 04/01/2034	66,000	67,146
RTX Corp., 6.10%, 03/15/2034	61,000	66,408
United Parcel Service, Inc., 5.15%, 05/22/2034	65,000	67,402
Waste Management, Inc., 4.88%, 02/15/2034	65,000	65,982
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034	64,000	66,650
		1,266,787

Information Technology — 0.4%
Kyndryl Holdings, Inc., 6.35%, 02/20/2034	64,000	67,366

Materials — 4.5%
Air Products and Chemicals, Inc., 4.85%, 02/08/2034 (b)	65,000	65,981
CF Industries, Inc., 5.15%, 03/15/2034	66,000	65,807
Dow Chemical Co., 5.15%, 02/15/2034	67,000	67,720
Eastman Chemical Co., 5.63%, 02/20/2034	64,000	65,884
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	66,000	67,283

The accompanying notes are an integral part of these financial statements.

31

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 89.2% (continued)
Materials — 4.5% (continued)
Glencore Funding LLC, 5.63%, 04/04/2034 (a)	$65,000	$66,187
Lubrizol Corp., 6.50%, 10/01/2034	57,000	65,716
LYB International Finance III LLC, 5.50%, 03/01/2034	64,000	65,607
Newmont Corp. / Newcrest Finance Pty Ltd., 5.35%, 03/15/2034 (a)	64,000	66,218
Owens Corning, 5.70%, 06/15/2034	64,000	66,796
Steel Dynamics, Inc., 5.38%, 08/15/2034	68,000	68,965
		732,164

Technology — 6.1%
Adobe, Inc., 4.95%, 04/04/2034	65,000	67,166
Analog Devices, Inc., 5.05%, 04/01/2034	65,000	67,055
Arrow Electronics, Inc., 5.88%, 04/10/2034	65,000	66,495
Atlassian Corp., 5.50%, 05/15/2034	65,000	66,590
Broadcom, Inc., 3.47%, 04/15/2034 (a)	76,000	67,155
Cisco Systems, Inc., 5.05%, 02/26/2034	64,000	66,305
Dell International LLC / EMC Corp., 5.40%, 04/15/2034	65,000	66,691
Intel Corp., 5.15%, 02/21/2034	67,000	66,361
KLA Corp., 4.70%, 02/01/2034	66,000	66,373
Motorola Solutions, Inc., 5.40%, 04/15/2034	65,000	67,061
Oracle Corp., 4.30%, 07/08/2034	71,000	67,133
Take-Two Interactive Software, Inc., 5.60%, 06/12/2034	65,000	67,114
TD SYNNEX Corp., 6.10%, 04/12/2034	64,000	66,537
Texas Instruments, Inc., 4.85%, 02/08/2034	66,000	67,957
Verisk Analytics, Inc., 5.25%, 06/05/2034	66,000	67,227
		1,003,220

Utilities — 12.6%
AEP Transmission Co. LLC, 5.15%, 04/01/2034	66,000	67,160
American Water Capital Corp., 5.15%, 03/01/2034	64,000	65,743
Arizona Public Service Co., 5.70%, 08/15/2034	66,000	68,717
Black Hills Corp., 6.00%, 01/15/2035	64,000	66,855
CenterPoint Energy Resources Corp., 5.40%, 07/01/2034	66,000	67,314
Consolidated Edison Co. of New York, Inc., 5.50%, 03/15/2034	63,000	66,283
Dominion Energy, Inc., 7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054	64,000	68,079
DTE Energy Co., 5.85%, 06/01/2034	63,000	66,355
Duke Energy Corp., 5.45%, 06/15/2034	65,000	66,970
Entergy Louisiana LLC, 5.35%, 03/15/2034	64,000	65,815
Evergy Missouri West, Inc., 5.65%, 06/01/2034 (a)	65,000	67,514

The accompanying notes are an integral part of these financial statements.

32

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 89.2% (continued)
Utilities — 12.6% (continued)
Eversource Energy, 5.95%, 07/15/2034	$64,000	$67,347
Exelon Corp., 5.45%, 03/15/2034	65,000	67,121
IPALCO Enterprises, Inc., 5.75%, 04/01/2034	64,000	65,865
ITC Holdings Corp., 5.65%, 05/09/2034 (a)	64,000	66,260
Liberty Utilities Co., 5.87%, 01/31/2034 (a)	65,000	66,855
Monongahela Power Co., 5.85%, 02/15/2034 (a)	65,000	68,603
Narragansett Electric Co., 5.35%, 05/01/2034 (a)	65,000	66,569
NextEra Energy Capital Holdings, Inc., 5.25%, 03/15/2034	64,000	65,074
Niagara Mohawk Power Corp., 4.28%, 10/01/2034 (a)	72,000	66,107
NiSource, Inc., 5.35%, 04/01/2034	65,000	66,351
Pacific Gas and Electric Co., 5.80%, 05/15/2034	64,000	65,869
PacifiCorp, 5.45%, 02/15/2034	66,000	67,436
Public Service Enterprise Group, Inc., 5.45%, 04/01/2034	65,000	66,825
Puget Sound Energy, Inc., 5.33%, 06/15/2034	65,000	67,083
Southern California Edison Co., 5.20%, 06/01/2034	66,000	67,059
Southern Co., 5.70%, 03/15/2034	63,000	66,469
Union Electric Co., 5.20%, 04/01/2034	65,000	66,638
Vistra Operations Co. LLC, 6.00%, 04/15/2034 (a)	64,000	66,884
Wisconsin Power and Light Co., 5.38%, 03/30/2034	64,000	65,996
Xcel Energy, Inc., 5.50%, 03/15/2034	64,000	65,535
		2,068,751
TOTAL CORPORATE BONDS (Cost $14,206,462)		14,610,620

FOREIGN CORPORATE BONDS — 9.4%
Communications — 0.8%
Bell Telephone Co. of Canada or Bell Canada, 5.20%, 02/15/2034	65,000	66,076
Rogers Communications, Inc., 5.30%, 02/15/2034	67,000	67,596
		133,672

Consumer Staples — 0.8%
Alimentation Couche-Tard, Inc., 5.27%, 02/12/2034 (a)	67,000	67,872
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL, 6.75%, 03/15/2034 (a)	61,000	66,876
		134,748

Energy — 2.0%
Enbridge, Inc., 5.63%, 04/05/2034	64,000	66,035
Schlumberger Investment SA, 5.00%, 06/01/2034	66,000	67,277
Suncor Energy, Inc., 5.95%, 12/01/2034	63,000	66,693

The accompanying notes are an integral part of these financial statements.

33

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2024

	Par	Value

FOREIGN CORPORATE BONDS — 9.4% (continued)
Energy — 2.0% (continued)
TotalEnergies Capital SA, 5.15%, 04/05/2034	$65,000	$67,201
TransCanada PipeLines Ltd., 4.63%, 03/01/2034	68,000	66,079
		333,285

Financials — 1.7%
Arch Capital Group Ltd., 7.35%, 05/01/2034	57,000	66,810
Bank of Nova Scotia, 5.65%, 02/01/2034	64,000	67,450
Brookfield Finance, Inc., 5.68%, 01/15/2035	68,000	70,038
Royal Bank of Canada, 5.15%, 02/01/2034	66,000	67,644
		271,942

Health Care — 1.2%
CSL Finance PLC, 5.11%, 04/03/2034 (a)	65,000	66,365
Royalty Pharma PLC, 5.40%, 09/02/2034	66,000	66,739
Smith & Nephew PLC, 5.40%, 03/20/2034	65,000	66,338
		199,442

Industrials — 1.7%
Canadian National Railway Co., 6.25%, 08/01/2034	61,000	68,595
CIMIC Finance USA Pty Ltd., 7.00%, 03/25/2034 (a)	63,000	66,917
Trane Technologies Financing Ltd., 5.10%, 06/13/2034	65,000	66,765
Waste Connections, Inc., 5.00%, 03/01/2034	65,000	65,989
		268,266

Materials — 0.8%
ArcelorMittal SA, 6.00%, 06/17/2034	65,000	67,333
Nutrien Ltd., 5.40%, 06/21/2034	66,000	67,255
		134,588

Technology — 0.4%
Constellation Software, Inc., 5.46%, 02/16/2034 (a)	64,000	65,952
TOTAL FOREIGN CORPORATE BONDS (Cost $1,496,500)		1,541,895

The accompanying notes are an integral part of these financial statements.

34

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Concluded)

August 31, 2024

	Units	Value

SHORT-TERM INVESTMENTS — 2.4%
Investments Purchased with Proceeds from Securities Lending — 2.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.42%(c)	395,625	$395,625
TOTAL SHORT-TERM INVESTMENTS (Cost $395,625)		395,625

TOTAL INVESTMENTS — 101.0% (Cost $16,098,587)		$16,548,140
Liabilities in Excess of Other Assets — (1.0)%		(153,126)
TOTAL NET ASSETS — 100.0%		$16,395,014

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury Rate

PLC - Public Limited Company

SA - Sociedad Anónima

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $2,072,344 or 12.6% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $385,686 which represented 2.4% of net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

35

F/m Corporate Bond ETFs

Statements of Assets and Liabilities

August 31, 2024

	F/m 2-Year Investment Grade Corporate Bond ETF	F/m 3-Year Investment Grade Corporate Bond ETF	F/m 10-Year Investment Grade Corporate Bond ETF
ASSETS
Investments in securities of unaffiliated issuers, at value (cost $9,893,713, $21,833,439, and 15,702,962, respectively)(1)	$9,981,584	$22,135,751	$16,152,515
Investments purchased with proceeds from securities lending collateral (cost $—, $99,470 and $395,625, respectively)	—	99,470	395,625
Cash equivalents	46,962	6,106	3,646
Receivables for:
Interest	98,196	238,286	240,929
Total assets	10,126,742	22,479,613	16,792,715

LIABILITIES
Payables for:
Investments purchased	—	—	—
Advisory fees	1,282	2,831	2,076
Securities lending collateral (see Note 6)	—	99,470	395,625
Total liabilities	1,282	102,301	397,701
Net assets	$10,125,460	$22,377,312	$16,395,014

NET ASSETS CONSIST OF:
Par value	$200	$440	$320
Paid-in capital	10,007,035	22,069,984	16,037,026
Total distributable earnings/(losses)	118,225	306,888	357,668
Net assets	$10,125,460	$22,377,312	$16,395,014

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	200,000	440,000	320,000
Net asset value and redemption price per share	$50.63	$50.86	$51.23

(1)	Includes market value of securities on loan of $—, $97,363, and $385,686, respectively.

The accompanying notes are an integral part of these financial statements.

36

F/m Corporate Bond ETFs

Statements of Operations

FOR THE Period ENDED August 31, 2024

	F/m 2-Year Investment Grade Corporate Bond ETF(1)	F/m 3-Year Investment Grade Corporate Bond ETF(1)	F/m 10-Year Investment Grade Corporate Bond ETF(1)
INVESTMENT INCOME
Interest income	$315,106	$551,757	$477,392
Securities lending income, net	139	126	3,237
Total investment income	315,245	551,883	480,629

EXPENSES
Advisory fees (Note 3)	9,200	16,566	13,424
Total expenses	9,200	16,566	13,424
Net investment income/(loss)	306,045	535,317	467,205

NET REALIZED AND UNREALIZED GAIN/ (LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments in unaffiliated issuers	(12,155)	(74,997)	(183,923)
Net realized gain/(loss) from investments in affiliated issuers (See Note 9)	(35)	2,720	7,440
Net realized gain from redemption in-kind	—	—	(3,330)
Net change in unrealized appreciation/(depreciation) on investments of unaffiliated issuers	87,870	302,311	449,553
Net realized and unrealized gain/(loss)	75,680	230,034	269,740
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$381,725	$765,351	$736,945

(1)	Inception date of the Fund was January 10, 2024.

The accompanying notes are an integral part of these financial statements.

37

F/m 2-Year Investment Grade Corporate Bond ETF

Statement of Changes in Net Assets

FOR THE Period ENDED August 31, 2024(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$306,045
Net realized gain/(loss) from investments	(12,190)
Net change in unrealized appreciation/(depreciation) on investments	87,870
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	381,725

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(263,500)
Net decrease in net assets from dividends and distributions to shareholders	(263,500)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,007,235
Net increase/(decrease) in net assets from capital share transactions	10,007,235
TOTAL INCREASE/(DECREASE) IN NET ASSETS	10,125,460

NET ASSETS:
Beginning of period	$—
End of period	$10,125,460

SHARE TRANSACTIONS:
Shares sold	200,000
Shares redeemed	—
Net increase/(decrease) in shares	200,000

(1)	Inception date of the Fund was January 10, 2024.

The accompanying notes are an integral part of these financial statements.

38

F/m 3-Year Investment Grade Corporate Bond ETF

Statement of Changes in Net Assets

FOR THE Period ENDED August 31, 2024(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$535,317
Net realized gain/(loss) from investments	(72,277)
Net change in unrealized appreciation/(depreciation) on investments	302,311
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	765,351

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(458,463)
Net decrease in net assets from dividends and distributions to shareholders	(458,463)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	22,070,424
Net increase/(decrease) in net assets from capital share transactions	22,070,424
TOTAL INCREASE/(DECREASE) IN NET ASSETS	22,377,312

NET ASSETS:
Beginning of period	$—
End of period	$22,377,312

SHARE TRANSACTIONS:
Shares sold	440,000
Shares redeemed	—
Net increase/(decrease) in shares	440,000

(1)	Inception date of the Fund was January 10, 2024.

The accompanying notes are an integral part of these financial statements.

39

F/m 10-Year Investment Grade Corporate Bond ETF

Statement of Changes in Net Assets

FOR THE Period ENDED August 31, 2024(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$467,205
Net realized gain/(loss) from investments	(179,813)
Net change in unrealized appreciation/(depreciation) on investments	449,553
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	736,945

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(396,142)
Net decrease in net assets from dividends and distributions to shareholders	(396,142)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,028,159
Shares redeemed	(1,973,948)
Net increase/(decrease) in net assets from capital share transactions	16,054,211
TOTAL INCREASE/(DECREASE) IN NET ASSETS	16,395,014

NET ASSETS:
Beginning of period	$—
End of period	$16,395,014

SHARE TRANSACTIONS:
Shares sold	360,000
Shares redeemed	(40,000)
Net increase/(decrease) in shares	320,000

(1)	Inception date of the Fund was January 10, 2024.

The accompanying notes are an integral part of these financial statements.

40

F/m 2-Year Investment Grade Corporate Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	FOR THE PERIOD ENDED August 31,
	2024(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.00
Net investment income/(loss)(2)	1.60
Net realized and unrealized gain/(loss) from investments	0.35
Net increase/(decrease) in net assets resulting from operations	1.95
Dividends and distributions to shareholders from:
Net investment income	(1.32)
Total dividends and distributions to shareholders	(1.32)
Net asset value, end of period	$50.63
Market value, end of period	$50.69
Total investment return/(loss) on net asset value(3)	3.96	%(5)
Total investment return/(loss) on market price(4)	4.09	%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$10,125
Ratio of expenses to average net assets	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.99	%(6)
Portfolio turnover rate	110	%(5)

(1)	Inception date of the Fund was January 10, 2024.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

41

F/m 3-Year Investment Grade Corporate Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	FOR THE PERIOD ENDED August 31,
	2024(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.00
Net investment income/(loss)(2)	1.55
Net realized and unrealized gain/(loss) from investments	0.62
Net increase/(decrease) in net assets resulting from operations	2.17
Dividends and distributions to shareholders from:
Net investment income	(1.31)
Total dividends and distributions to shareholders	(1.31)
Net asset value, end of period	$50.86
Market value, end of period	$50.93
Total investment return/(loss) on net asset value(3)	4.41	%(5)
Total investment return/(loss) on market price(4)	4.55	%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$22,377
Ratio of expenses to average net assets	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.85	%(6)
Portfolio turnover rate	86	%(5)

(1)	Inception date of the Fund was January 10, 2024.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

42

F/m 10-Year Investment Grade Corporate Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	FOR THE PERIOD ENDED August 31,
	2024(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.00
Net investment income/(loss)(2)	1.66
Net realized and unrealized gain/(loss) from investments	0.93
Net increase/(decrease) in net assets resulting from operations	2.59
Dividends and distributions to shareholders from:
Net investment income	(1.36)
Total dividends and distributions to shareholders	(1.36)
Net asset value, end of period	$51.23
Market value, end of period	$51.42
Total investment return/(loss) on net asset value(3)	5.32	%(5)
Total investment return/(loss) on market price(4)	5.68	%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$16,395
Ratio of expenses to average net assets	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	5.22	%(6)
Portfolio turnover rate	131	%(5)

(1)	Inception date of the Fund was January 10, 2024.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

43

F/m Corporate Bond ETFs

Notes to Financial Statements

August 31, 2024

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-five separate investment portfolios, including the F/m 2-Year Investment Grade Corporate Bond ETF, the F/m 3-Year Investment Grade Corporate Bond ETF, and the F/m 10-Year Investment Grade Corporate Bond ETF (each a “Fund” and together the “Funds” or “F/m Corporate Bond ETFs”). The F/m 2-Year Investment Grade Corporate Bond ETF, the F/m 3-Year Investment Grade Corporate Bond ETF, and the F/m 10-Year Investment Grade Corporate Bond ETF commenced investment operations on January 10, 2024.

RBB has authorized capital of one hundred billion shares of common stock of which 92.923 billion shares are currently classified into two hundred and thirty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the F/m 2-Year Investment Grade Corporate Bond ETF, the F/m 3-Year Investment Grade Corporate Bond ETF, and the F/m 10-Year Investment Grade Corporate Bond ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield of its corresponding benchmark index (“Underlying Index”): the ICE 2-Year Target Maturity Index, the ICE 3-Year Target Maturity Index, and the ICE 10-Year Target Maturity Index, respectively.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is August 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal period since the Funds’ inception from January 10, 2024 through August 31, 2024 (the “current fiscal period”).

PORTFOLIO VALUATION — The Funds value their investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share.

The Board has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser” or “F/m”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

44

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

August 31, 2024

●	Level 3 – Prices are determined using significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

F/M 2-YEAR INVESTMENT GRADE CORPORATE BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate Bonds	$8,842,474	$—	$8,842,474	$—
Foreign Corporate Bonds	1,139,110	—	1,139,110	—
Total Investments	$9,981,584	$—	$9,981,584	$—

F/M 3-YEAR INVESTMENT GRADE CORPORATE BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate Bonds	$19,698,710	$—	$19,698,710	$—
Foreign Corporate Bonds	2,437,041	—	2,437,041	—
Investments Purchased with Proceeds from Securities Lending*	99,470	—	—	—
Total Investments	$22,235,221	$—	$22,135,751	$—

F/M 10-YEAR INVESTMENT GRADE CORPORATE BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate Bonds	$14,610,620	$—	$14,610,620	$—
Foreign Corporate Bonds	1,541,895	—	1,541,895	—
Investments Purchased with Proceeds from Securities Lending*	395,625	—	—	—
Total Investments	$16,548,140	$—	$16,152,515	$—

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities

**	Please refer to the Schedule of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

45

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

August 31, 2024

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Funds did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own a Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of that Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT POLICIES AND PRACTICES

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

46

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

August 31, 2024

Cash Equivalents and Short-Term InvestmentS - The Funds may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and each Fund’s principal investment strategies. The Funds may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, a Fund may not be able to achieve its investment objective.

Illiquid Investments - Pursuant to Rule 22e-4 under the 1940 Act, a Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which a Fund is carrying the investments. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, a Fund will be exposed to a greater liquidity risk.

Inflation Protected Securities - Each Fund may invest in inflation protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies - Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds (“ETFs”) registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted revisions to the rules permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022. These regulatory changes may adversely impact a Fund’s investment strategies and operations.

U.S. Government Securities - Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Zero-Coupon and Step Coupon Securities - Each Fund may invest in zero-coupon and step coupon securities. Zero-coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both

47

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

August 31, 2024

zero-coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

CREDIT RISK - The value of your investment in each Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the underlying funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by each Fund may cause it to default or become unable to pay interest or principal due on the security.

144A SECURITIES RISK- Rule 144A securities are securities that are exempt from registration in compliance with the 1933 Act, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A under the 1933 Act these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. Please refer to the Schedule of Investments for further details regarding each Fund’s investments in Rule 144A securities.

Temporary Investments - During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities.

In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT ADVISER AND OTHER SERVICES

Each Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of each Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of each Fund. The Adviser is controlled by Diffractive Managers Group, LLC, a Delaware limited liability company, and EQSF Holdings, LLC, a Delaware limited liability company owned by three officers of the Company. The Funds compensate the Adviser with a unitary management fee for its services at an annual rate of 0.15% of each Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes, distribution fees and expenses paid by each Fund under any distribution plan adopted, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

48

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

August 31, 2024

During the current fiscal period, investment advisory fees accrued were as follows:

FUND	ADVISORY FEES
F/m 2-Year Investment Grade Corporate Bond ETF	$9,200
F/m 3-Year Investment Grade Corporate Bond ETF	16,566
F/m 10-Year Investment Grade Corporate Bond ETF	13,424

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as each Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of each Fund’s shares pursuant to a Distribution Agreement with RBB.

Under each Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

DIRECTOR AND OFFICER COMPENSATION — The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. As of the end of the current fiscal period, there were no director and officer fees charged or paid by the Funds.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

	F/m 2-Year Investment Grade Corporate Bond ETF	F/m 3-Year Investment Grade Corporate Bond ETF	F/m 10-Year Investment Grade Corporate Bond ETF
Purchases of investment securities	$10,589,786	$15,580,999	$19,016,239
Proceeds from sales of investment securities	10,602,647	15,401,977	18,683,589

49

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

August 31, 2024

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

	F/m 2-Year Investment Grade Corporate Bond ETF	F/m 3-Year Investment Grade Corporate Bond ETF	F/m 10-Year Investment Grade Corporate Bond ETF
In-kind purchases of investment securities	$9,819,212	$21,594,187	$17,522,491
Proceeds from in-kind sales of investment securities	—	—	1,965,949

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. FEDERAL INCOME TAX INFORMATION

Each Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, each Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2024, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	FEDERAL Tax Cost	Unrealized appreciation	Unrealized (depreciation)	net unrealized appreciation/ depreciation
F/m 2-Year Investment Grade Corporate Bond ETF	$9,894,086	$89,749	$(2,251)	$87,498
F/m 3-Year Investment Grade Corporate Bond ETF	$21,937,864	$302,485	$(5,129)	$297,356
F/m 10-Year Investment Grade Corporate Bond ETF	$16,111,177	$449,800	$(12,838)	$436,962

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

50

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

August 31, 2024

As of August 31, 2024, there were permanent differences related to redemptions in-kind between distributable earnings/(loss) and paid-in capital, respectively for the Fund:

	Distributable earnings/(loss)	PAID-IN-CAPITAL
F/m 2-Year Investment Grade Corporate Bond ETF	$—	$—
F/m 3-Year Investment Grade Corporate Bond ETF	$—	$—
F/m 10-Year Investment Grade Corporate Bond ETF	$16,865	$(16,865)

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

	undistributed ordinary income	undistributed long-term capital gains	net unrealized appreciation/ (depreciation)	capital loss carryover	qualified late-year loss
F/m 2-Year Investment Grade Corporate Bond ETF	$42,545	$0	$87,498	$(11,818)	$0
F/m 3-Year Investment Grade Corporate Bond ETF	$76,854	$0	$297,356	$(67,322)	$0
F/m 10-Year Investment Grade Corporate Bond ETF	$71,063	$0	$436,962	$(150,357)	$0

The difference between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2024 was as follows:

	Ordinary income	long-term capital gains
F/m 2-Year Investment Grade Corporate Bond ETF	$263,500	$0
F/m 3-Year Investment Grade Corporate Bond ETF	$458,463	$0
F/m 10-Year Investment Grade Corporate Bond ETF	$396,142	$0

The Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, and F/m 10-Year Investment Grade Corporate Bond ETF had unexpiring short-term losses of $11,818, $67,322, and $150,357, respectfully.

6. SECURITIES LENDING

The Funds may make secured loans of their Fund securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities, and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, each Fund’s lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest

51

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

August 31, 2024

received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, each Fund pays a fee to the Custodian for administrative and custodial fees, which is calculated daily and paid monthly, in the amount of 20% of the Fund’s net income. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is shown below. Collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value of $1.00. The Funds will bear the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the net income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
F/m 2-Year Investment Grade Corporate Bond ETF	$—	$—	$139
F/m 3-Year Investment Grade Corporate Bond ETF	97,363	99,470	126
F/m 10-Year Investment Grade Corporate Bond ETF	385,686	395,625	3,237

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
F/m 2-Year Investment Grade Corporate Bond ETF	$—	$—	$—	$—	$—	$—
F/m 3-Year Investment Grade Corporate Bond ETF	97,363	—	97,363	(97,363)	—	—
F/m 10-Year Investment Grade Corporate Bond ETF	385,686	—	385,686	(385,686)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

52

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

August 31, 2024

7. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $500, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets.

8. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Funds. Fund of funds are allowed to invest in other investment companies in excess of the limits imposed, if certain requirements, such as being part of the same group of investment companies, are met. As defined in Section (2)(a)(3) of the 1940 Act, such affiliated issuers are:

	January 10, 2024*		Additions		Reductions
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	PROCEEDS
F/m 2-Year Investment Grade Corporate Bond ETF U.S. Treasury 2 Year Note ETF	—	$—	55,667	$2,691,959	(55,667)	$(2,691,924)
F/m 3-Year Investment Grade Corporate Bond ETF U.S. Treasury 3 Year Note ETF	—	—	21,783	1,074,011	(21,783)	(1,076,731)
F/m 10-Year Investment Grade Corporate Bond ETF U.S. Treasury 10 Year Note ETF	—	—	32,262	1,438,527	(32,262)	(1,445,967)

*	Inception date of the Funds was January 10, 2024.

53

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

August 31, 2024

	August 31, 2024
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Value	Cost
F/m 2-Year Investment Grade Corporate Bond ETF U.S. Treasury 2 Year Note ETF	$—	$—	$—	$(35)	$—	$—	$—
F/m 3-Year Investment Grade Corporate Bond ETF U.S. Treasury 3 Year Note ETF	—	—	—	2,720	—	—	—
F/m 10-Year Investment Grade Corporate Bond ETF U.S. Treasury 10 Year Note ETF	—	—	—	7,440	—	—	—

9. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Subsequent to the end of the current fiscal period, the Funds paid the following distributions:

Fund	Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
F/m 2-Year Investment Grade Corporate Bond ETF	9/3/2024	9/3/2024	9/4/2024	$0.21100080
F/m 3-Year Investment Grade Corporate Bond ETF	9/3/2024	9/3/2024	9/4/2024	$0.19416452
F/m 10-Year Investment Grade Corporate Bond ETF	9/3/2024	9/3/2024	9/4/2024	$0.22246050

54

F/m Corporate Bond ETFs

Notes to Financial Statements (Concluded)

August 31, 2024

Fund	Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
F/m 2-Year Investment Grade Corporate Bond ETF	10/1/2024	10/1/2024	10/2/2024	$0.18727575
F/m 3-Year Investment Grade Corporate Bond ETF	10/1/2024	10/1/2024	10/2/2024	$0.18403575
F/m 10-Year Investment Grade Corporate Bond ETF	10/1/2024	10/1/2024	10/2/2024	$0.21168219

55

US CREDIT SERIES

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Directors of
The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The RBB Fund, Inc. comprising the funds listed below (the “Funds”) as of August 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

FUND NAME	STATEMENTS OF OPERATIONS	STATEMENT OF CHANGES IN NET ASSETS	FINANCIAL HIGHLIGHTS
F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, and F/m 10- Year Investment Grade Corporate Bond ETF	For the period from January 10, 2024 (commencement of operations) through August 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by F/M Investments, LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 29, 2024

56

US CREDIT SERIES

Shareholder Tax Information

(Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable period ended August 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. During the fiscal year ended August 31, 2024, the Funds paid ordinary income dividends, and did not pay long-term capital gains dividends to its shareholders.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2024. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2025.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any. In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

57

US CREDIT SERIES

Other Information

(UNAUDITED)

Frequency Distributions of Premiums and Discounts

Information regarding how often shares of the Fund trade on an exchange at price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.fminvest.com/etfs/us-credit-series/.

58

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC
3050 K Street NW, Suite W-201
Washington, DC 20007

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

59

Financial Statements
August 31, 2024

F/m Investments
Large Cap Focused Fund
of

The RBB Fund, Inc.

Investor Class Shares (IAFMX)

Institutional Class Shares (IAFLX)

Schedule of Investments	1
Financial Statements	3
Financial Highlights	6
Notes to Financial Statements	8
Report of Independent Registered Public Accounting Firm	14

F/m Investments Large Cap Focused Fund

Schedule of Investments

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS — 92.1%
Communication Services — 16.3%
Alphabet, Inc. - Class A	17,901	$2,924,666
Meta Platforms, Inc. - Class A	8,214	4,282,040
Netflix, Inc.(a)	4,911	3,444,330
		10,651,036
Consumer Discretionary — 12.0%
Amazon.com, Inc.(a)	24,805	4,427,693
Burlington Stores, Inc.(a)	6,527	1,750,802
Home Depot, Inc. (The)	4,659	1,716,842
		7,895,337
Consumer Staples — 2.4%
Target Corp.	10,042	1,542,652

Health Care — 2.4%
BioMarin Pharmaceutical, Inc.(a)	17,588	1,604,201

Industrials — 4.4%
L3Harris Technologies, Inc.	7,136	1,688,877
Veralto Corp.	10,391	1,168,260
		2,857,137
Information Technology — 54.6%(c)
Adobe, Inc.(a)	3,703	2,127,040
Advanced Micro Devices, Inc.(a)	18,972	2,818,480
Analog Devices, Inc.	6,870	1,613,351
Apple, Inc.	31,564	7,228,156
Broadcom, Inc.	9,090	1,480,034
First Solar, Inc.(a)	7,911	1,798,724
Keysight Technologies, Inc.(a)	10,009	1,542,587
Microsoft Corp.	11,491	4,793,356
NVIDIA Corp.	55,080	6,574,900
Palo Alto Networks, Inc.(a)	4,197	1,522,336
Salesforce, Inc.	4,836	1,223,024
ServiceNow, Inc.(a)	2,253	1,926,315
Zebra Technologies Corp. - Class A(a)	3,354	1,158,404
		35,806,707
TOTAL COMMON STOCKS (Cost $42,417,405)		60,357,070

The accompanying notes are an integral part of these financial statements.

1

F/m Investments Large Cap Focused Fund

Schedule of Investments (Continued)

AUGUST 31, 2024

	Shares	Value

SHORT-TERM INVESTMENTS — 8.0%
Money Market Funds — 8.0%
First American Treasury Obligations Fund - Class X, 5.18%(b)	5,265,183	$5,265,183
TOTAL SHORT-TERM INVESTMENTS (Cost $5,265,183)		5,265,183

TOTAL INVESTMENTS — 100.1% (Cost $47,682,588)		$65,622,253
Liabilities in Excess of Other Assets — (0.1)%		(78,314)
TOTAL NET ASSETS — 100.0%		$65,543,939

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

(c)	As of August 31, 2024, the Fund had a significant portion of its assets invested in this sector. See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

2

F/m Investments Large Cap Focused Fund

Statement of Assets and Liabilities

AUGUST 31, 2024

ASSETS
Investments in securities, at value (cost $47,682,588)	$65,622,253
Receivables for:
Interest	34,230
Prepaid expenses and other assets	6,808
Total assets	65,663,291

LIABILITIES
Payables for:
Advisory fees	39,545
Distribution fees - Investor Class	24,807
Transfer agent fees	32,289
Administration and accounting fees	4,252
Other accrued expenses and liabilities	18,459
Total liabilities	119,352

Net assets	$65,543,939

Net assets consist of:
Par value	$3,759
Paid-in capital	49,469,954
Total distributable earnings/(losses)	16,070,226
Net assets	$65,543,939

Investor Class Shares:
Net assets	$14,157,011
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	824,546
Net asset value, offering and redemption price per share	$17.17

Institutional Class Shares:
Net assets	$51,386,928
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,934,821
Net asset value, offering and redemption price per share	$17.51

The accompanying notes are an integral part of these financial statements.

3

F/m Investments Large Cap Focused Fund

Statements of Operations

	For the period Ended august 31, 2024^	For the Year Ended June 30, 2024
INVESTMENT INCOME
Dividends	$30,535	$278,192
Interest income	21,615	88,651
Total investment income	52,150	366,843

EXPENSES
Advisory fees (Note 2)	77,331	416,231
Transfer agent fees	23,602	106,585
Distribution fees - Investor Class	5,972	33,121
Audit and tax fees	3,352	28,023
Administration and accounting fees	1,695	74,852
Printing and shareholder reporting fees	1,471	14,762
Registration fees	445	7,310
Legal fees	—	14,495
Custodian fees	—	14,273
Director fees	—	11,575
Insurance fees	—	5,331
Officer fees	—	4,000
Other fees	2,075	12,416
Total expenses before waivers and/or reimbursements	115,943	742,974
Less: waivers and/or reimbursements (Note 2)	(10,543)	(174,698)
Net expenses after waivers and/or reimbursements	105,400	568,276
Net investment income/(loss)	(53,250)	(201,433)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	3,473,495	596,468
Net change in unrealized appreciation/(depreciation) on investments	(3,428,005)	12,604,124
Net realized and unrealized gain/(loss)	45,490	13,200,592

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,760)	$12,999,159

^	The Fund changed its fiscal year end to August 31 during the period. The period is from July 1, 2024 to August 31, 2024.

The accompanying notes are an integral part of these financial statements.

4

F/m Investments Large Cap Focused Fund

Statements of Changes in Net Assets

	For the period Ended august 31, 2024^	For The Year Ended June 30, 2024	For The Year Ended June 30, 2023
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$(53,250)	$(201,433)	$67,379
Net realized gain/(loss) from investments	3,473,495	596,468	(1,383,722)
Net change in unrealized appreciation/(depreciation) on investments	(3,428,005)	12,604,124	15,737,874
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,760)	12,999,159	14,421,531

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	—	—	(1,103,801)
Investor Class	—	—	(6,385,005)
Total distributions to shareholders	—	—	(7,488,806)

CAPITAL SHARE TRANSACTIONS
INVESTOR CLASS
Proceeds from shares sold	230,302	532,377	2,882,866
Reinvestments of distributions to shareholders	—	—	1,103,801
Shares redeemed	(338,776)	(2,089,516)	(2,559,333)
Total Investor Class	(108,474)	(1,557,139)	1,427,334

INSTITUTIONAL CLASS
Proceeds from shares sold	—	1,360,760	279,786
Reinvestments of distributions to shareholders	—	—	6,385,005
Shares redeemed	(479,382)	(8,027,363)	(19,639,968)
Total Institutional Class	(479,382)	(6,666,603)	(12,975,177)
Net increase/(decrease) in net assets from capital share transactions	(587,856)	(8,223,742)	(11,547,843)
TOTAL INCREASE/(DECREASE) IN NET ASSETS	(595,616)	4,775,417	(4,615,118)

NET ASSETS:
Beginning of period	$66,139,555	$61,364,138	$65,979,256
End of period	$65,543,939	$66,139,555	$61,364,138

SHARE TRANSACTIONS
INVESTOR CLASS
Shares sold	13,884	36,101	247,255
Shares issued in reinvestment of distributions to shareholders	—	—	107,269
Shares redeemed	(20,961)	(136,708)	(212,368)
Net increase/(decrease) in shares	(7,077)	(100,607)	142,156

INSTITUTIONAL CLASS
Shares sold	—	93,308	21,103
Shares issued in reinvestment of distributions to shareholders	—	—	611,005
Shares redeemed	(28,096)	(579,145)	(1,588,452)
Net increase/(decrease) in shares	(28,096)	(485,837)	(956,344)

^	The Fund changed its fiscal year end to August 31 during the period. The period is from July 1, 2024 to August 31, 2024.

The accompanying notes are an integral part of these financial statements.

5

F/m Investments Large Cap Focused Fund

Investor Class

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the period Ended august 31,		For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,
	2024^		2024(d)	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$17.17		$13.82	$12.57	$19.96	$15.90	$13.42
Net investment income/(loss) (a)	(0.03)		(0.09)	(0.01)	(0.08)	(0.12)	(0.03)
Net realized and unrealized gain/ (loss) from investments	0.03		3.44	3.04	(3.07)	6.59	3.10
Net increase/(decrease) in net assets resulting from operations	—		3.35	3.03	(3.15)	6.47	3.07
Dividends and distributions to shareholders from:
Net investment income	—		—	—	—	—	(0.05)
Net realized capital gains	—		—	(1.78)	(4.24)	(2.41)	(0.54)
Total distributions	—		—	(1.78)	(4.24)	(2.41)	(0.59)
Net asset value, end of period	$17.17		$17.17	$13.82	$12.57	$19.96	$15.90
Total investments return/(loss) (b)	0.00	%(e)	24.24%	28.91%	(21.33)%	42.64%	23.56%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$14,157		$14,279	$12,887	$9,934	$13,643	$11,157
Ratio of total expenses to average net assets (c)	1.24	%(f)	1.44%	1.39%	1.39%	1.41%	1.50%
Ratio of net expenses to average net assets	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income/(loss) to average net assets	(0.68	)%(f)	(0.53)%	(0.11)%	(0.46)%	(0.63)%	(0.24)%
Portfolio turnover rate	19	%(e)	59%	113%	169%	195%	139%

^	The amounts shown are for the fiscal period from July 1, 2024 to August 31, 2024.

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser and/or administrator not reduced/waived its fees, the total returns would have been lower.

(c)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser and/or administrator (Note 2).

(d)

Prior to the close of business on October 27, 2023, the Fund was a series (the “Predecessor Fund”) of the F/m Funds Trust Fund, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

6

F/m Investments Large Cap Focused Fund

Institutional Class

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the period Ended august 31,		For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,
	2024^		2024(e)	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$17.50		$14.06	$12.72	$20.10	$15.96	$13.47
Net investment income/(loss) (a)	—	(b)	(0.03)	0.02	(0.02)	(0.05)	— (b)
Net realized and unrealized gain/ (loss) from investments	0.01		3.47	3.10	(3.12)	6.60	3.11
Net increase/(decrease) in net assets resulting from operations	0.01		3.44	3.12	(3.14)	6.55	3.11
Dividends and distributions to shareholders from:
Net investment income	—		—	—	—	—	(0.08)
Net realized capital gains	—		—	(1.78)	(4.24)	(2.41)	(0.54)
Total distributions	—		—	(1.78)	(4.24)	(2.41)	(0.62)
Net asset value, end of period	$17.51		$17.50	$14.06	$12.72	$20.10	$15.96
Total investments return/(loss) (c)	0.06	%(f)	24.47%	29.31%	(21.12)%	43.00%	23.84%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$51,387		$51,860	$48,477	$56,045	$75,757	$41,963
Ratio of total expenses to average net assets (d)	0.99	%(g)	1.20%	1.14%	1.14%	1.16%	1.25%
Ratio of net expenses to average net assets	0.90	%(g)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income/(loss) to average net assets	(0.43	)%(g)	(0.28)%	0.16%	(0.21)%	(0.38)%	0.01%
Portfolio turnover rate	19	%(f)	59%	113%	169%	195%	139%

^	The amounts shown are for the fiscal period from July 1, 2024 to August 31, 2024.

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)	Rounds to less than $0.005 per share.

(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser and/or administrator not reduced/waived its fees, the total returns would have been lower.

(d)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser and/or administrator (Note 2).

(e)

Prior to the close of business on October 27, 2023, the Fund was a series (the “Predecessor Fund”) of the F/m Funds Trust Fund, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund. (Note 1).

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

7

F/m Investments Large Cap Focused Fund

Notes to Financial Statements

AUGUST 31, 2024

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-five separate investment portfolios, including the F/m Investments Large Cap Focused Fund (the “Fund”). The Fund commenced operations on October 3, 2016 as a separate series (the “Predecessor Fund”) of the F/m Funds Trust, an open end management investment company established as an Ohio business trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized into the Fund, as a new series of RBB in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on June 29, 2023. Unless otherwise indicated, references to the “Fund” in these Notes to Financial Statements refer to the Predecessor Fund and Fund. The Fund currently offers two classes of shares: Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $1,000 initial investment) and Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $100,000 initial investment). Each share class represents an ownership interest of the respective class in the same investment portfolio.

The investment objective of the Fund is long-term growth of capital.

RBB has authorized capital of one hundred billion shares of common stock of which 92.923 billion shares are currently classified into two hundred and thirty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities held by the Fund on the date of Reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflects their historical cost basis as of the date of Reorganization. As a result of the Reorganization, the Fund is the accounting successor. The Reorganization was accomplished by a tax-free exchange of the Fund’s shares and value of net assets for the same shares and value of the Predecessor Fund’s shares. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets, fair value of investments, net unrealized appreciation and fund shares outstanding of the Predecessor Fund were as follows:

Net Assets	Fair Value of Investments	Net Unrealized Appreciation	Fund Shares Outstanding
$ 50,119,303	$50,294,970	$1,790,168	4,024,353

The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company. The end of the reporting period for the Fund is August 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal period from July 1, 2024 through August 31, 2024 (the “current fiscal period”).

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Portfolio valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks, on the basis of a security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ official closing price. Investments in registered investment companies, including money market funds, are reported

8

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

AUGUST 31, 2024

at their respective NAV as reported by those companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by F/m Investments, LLC (the “Adviser”) as the Valuation Designee (as defined below), in accordance with procedures established by and under the general supervision of the board of directors of the Company (the “Board” or the “Directors”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade size; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Common Stocks	$60,357,070	$60,357,070	$—	$—
Short-Term Investments	5,265,183	5,265,183	—	—
Total Investments*	$65,622,253	$65,622,253	$—	$—

*	Please refer to the Schedule of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

9

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

AUGUST 31, 2024

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Fund did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES – The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS to shareholders – Distributions to shareholders arising from net investment income and realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

U.S. TAX STATUS – No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS – Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

2. INVESTMENT ADVISER AND OTHER SERVICES

Effective October 30, 2023, under the terms of an investment advisory agreement between the Company, on behalf of the Fund, and the Adviser (the “Advisory Agreement”), the Adviser serves as the investment adviser to the Fund, and, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.70% of its average daily net assets.

Under an expense limitation agreement between the Company, on behalf of the Fund, and the Adviser (the “Expense Limitation Agreement”), the Adviser has contractually agreed until October 30, 2025 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest, taxes, and any other items as agreed upon by the parties from time to time) to 1.15% of the average daily net assets allocable to Investor Class shares and 0.90% of Institutional Class shares of the Fund.

10

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

AUGUST 31, 2024

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s ordinary operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) to exceed the expense caps that were in effect when the fees and expenses were paid, waived, or absorbed by the Adviser, as well as the expense cap currently in effect.

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

GROSS ADVISORY FEES	WAIVERS AND/OR REIMBURSEMENTS	RECOUPMENTS	NET ADVISORY FEES
$ 77,331	$(10,543)	$—	$66,788

At the end of the current fiscal period, the Fund had amounts available for recoupment by the Adviser as follows:

EXPIRATION
June 30, 2025	June 30, 2026	June 30, 2027	AUGUST 31, 2027	Total
$—	$—	$126,934	$10,543	$137,477

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act which permits Investor Class shares of the Fund to make payments to securities dealers and other financial organizations (including payments directly to the Adviser, Quasar, and Ultimus Fund Distributors, LLC) for expenses related to the distribution and servicing of the Fund’s Investor Class shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets allocable to Investor Class shares. The Fund has not adopted a plan of distribution with respect to Institutional Class shares. During the current fiscal period, Investor Class shares of the Fund incurred $5,972 of distribution fees under the Plan.

DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of the Company serve as President, Chief Financial Officer, Chief Operating Officer,

11

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (continued)

AUGUST 31, 2024

Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

3. Investment Transactions

During the current fiscal period, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $11,631,787 and $16,142,991, respectively.

4. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of August 31, 2024, the Fund had 54.6% of its net assets invested in the Information Technology sector.

5. FEDERAL INCOME TAX INFORMATION

The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is provided in the Fund’s financial statements.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2024:

Tax cost of portfolio investments	$47,687,452
Gross unrealized appreciation	$18,037,954
Gross unrealized depreciation	(103,153)
Net unrealized appreciation	17,934,801
Other accumulated losses	(1,864,575)
Total distributable earnings	$16,070,226

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

During the fiscal period ended August 31, 2024 and year ended June 30, 2024, the Fund did not pay any distributions to shareholders.

The tax character of distributions paid to shareholders during the year ended June 30, 2023 was as follows:

Ordinary Income	Long Term Capital Gain	Total Distributions
$—	$7,488,806	$7,488,806

12

F/m Investments Large Cap Focused Fund

Notes to Financial Statements (CONCLUDED)

AUGUST 31, 2024

As of August 31, 2024, the Fund had short-term capital loss carryforwards (“CLCFs”) in the amount of $1,864,575 for income tax purposes. These CLCFs, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. As of August 31, 2024, the Fund utilized 3,473,495 of CLCFs that were available as of June 30, 2024.

For the fiscal period ended August 31, 2024, the Fund reclassified $203,294 of distributable earnings against paid-in capital on the Statement of Assets and Liabilities. These reclassifications are primarily due to the disallowance of net operating losses. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on Federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal period ended August 31, 2024, the Fund did not incur any interest or penalties.

6. Non-Diversified Fund

The Fund is a non-diversified fund. A non-diversified fund may or may not have a diversified portfolio of investments at any given time and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined there were no significant events requiring recognition or disclosure in the financial statements.

13

F/m Investments Large Cap Focused Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of F/m Investments Large Cap Focused Fund (the “Fund”), a series of The RBB Fund, Inc., as of August 31, 2024, the related statements of operations for the period from July 1, 2024 through August 31, 2024 and for the year ended June 30, 2024, the statements of changes in net assets for the period from July 1, 2024 through August 31, 2024 and each of the two years ended June 30, 2024 and 2023, and the financial highlights for the period from July 1, 2024 through August 31, 2024 and each of the three years ended June 30, 2024, 2023 and 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations, the changes in net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended June 30, 2021, and prior, were audited by other auditors whose report dated August 27, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by F/m Investments, LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 29, 2024

14

Investment Adviser

F/m Investments, LLC
3050K Street NW,
Suite W-201
Washington, DC 20007

Administrator and Transfer Agent

U.S.Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue,
Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

15

Oakhurst Mutual Funds
Financial Statements
August 31, 2024

Oakhurst Fixed Income Fund

Oakhurst Short Duration Bond Fund

Oakhurst Short Duration High Yield Credit Fund

Each a series of The RBB Fund, Inc.

Schedule of Investments	1
Financial Statements	17
Financial Highlights	22
Notes to Financial Statements	25
Report of Independent Registered Public Accounting Firm	36
Other Information	37

OAKHURST FIXED INCOME FUND

Schedule of Investments

August 31, 2024

	Par	Value

U.S. TREASURY SECURITIES — 30.2%
United States Treasury Note/Bond
5.25%, 11/15/2028	1,635,000	$1,730,928
5.25%, 02/15/2029	3,000,000	3,195,937
4.13%, 07/31/2031	2,414,000	2,460,017
2.75%, 08/15/2032	2,500,000	2,313,037
4.13%, 11/15/2032	4,330,000	4,412,879
3.50%, 02/15/2033	4,800,000	4,672,219
3.88%, 08/15/2033	5,348,000	5,339,957
4.50%, 11/15/2033	3,337,000	3,491,076
4.00%, 02/15/2034	1,775,000	1,787,619
4.38%, 05/15/2034	1,000,000	1,037,031
3.00%, 05/15/2042	4,699,000	3,961,661
2.50%, 02/15/2045	4,323,000	3,255,253
TOTAL U.S. TREASURY SECURITIES (Cost $38,917,113)		37,657,614

COLLATERALIZED MORTGAGE OBLIGATIONS — 22.6%
ABN Amro Mortgage Corp., Series 2003-12, Class 1A, 5.00%, 12/25/2033	86,214	84,466
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 2A1, 5.07%, 11/25/2033 (a)	225,523	204,722
Series 2004-A, Class 3A1, 6.37%, 02/25/2034 (a)	12,277	12,366
Bear Stearns Alt-A Trust, Series 2003-6, Class 2A1, 5.81%, 01/25/2034 (a)	144,566	132,283
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-49, Class A9, 5.72%, 12/19/2033 (a)	31,588	30,091
Credit Suisse Management LLC, Series 2002-AR31, Class 4A2, 6.25%, 11/25/2032 (a)	34,686	34,514
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR1, Class A2, 3.00%, 03/25/2043 (a)(b)	320,061	287,991
Fannie Mae Whole Loan, Series 2004-W3, Class A7, 5.50%, 05/25/2034	335,351	342,243
Federal Home Loan Mortgage Corp.
Series 2569, Class LD, 5.50%, 02/15/2033	26,571	27,534
Series 3622, Class WA, 5.50%, 09/15/2039	133,243	137,490
Series 3793, Class UA, 4.00%, 06/15/2033	26,998	26,324
Series 3827, Class HA, 3.50%, 11/15/2025	20,600	20,380
Series 3940, Class PD, 2.50%, 02/15/2041	75,764	73,572
Series 4077, Class AP, 4.00%, 01/15/2042	28,729	28,352
Series 4183, Class PA, 3.50%, 01/15/2043	19,764	19,549
Series 4566, Class CA, 3.00%, 01/15/2043	3,178	3,170
Series 4753, Class JA, 3.00%, 12/15/2047	939,713	855,884
Series 4760, Class A, 3.00%, 02/15/2048	590,416	558,660
Series 4960, Class PD, 2.00%, 10/25/2049	653,737	550,084
Series 5145, Class AB, 1.50%, 09/25/2049	1,143,257	912,522

The accompanying notes are an integral part of these financial statements.

1

OAKHURST FIXED INCOME FUND

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 22.6% (continued)
Series 5206, Class DV, 3.50%, 06/25/2033	979,229	$929,417
Series 5227, Class JQ, 4.00%, 04/25/2047	970,883	943,006
Series 5231, Class LV, 4.50%, 05/25/2052	1,032,025	1,010,801
Series 5252, Class BA, 4.00%, 02/25/2050	1,026,795	1,004,213
Federal National Mortgage Association
Series 2005-80, Class BA, 5.00%, 04/25/2029	19,626	20,125
Series 2009-96, Class DB, 4.00%, 11/25/2029	50,251	49,891
Series 2013-13, Class MA, 4.00%, 01/25/2043	211,100	206,958
Series 2014-80, Class KA, 2.00%, 03/25/2044	257,831	201,405
Series 2016-24, Class HA, 3.00%, 04/25/2044	50,416	48,688
Series 2016-49, Class LA, 3.50%, 01/25/2043	88,753	87,544
Series 2016-89, Class CG, 3.00%, 04/25/2046	102,923	95,174
Series 2017-105, Class N, 3.00%, 01/25/2048	1,137,583	1,019,505
Series 2017-22, Class EC, 3.00%, 06/25/2044	91,543	89,423
Series 2018-45, Class AB, 3.00%, 06/25/2048	195,704	175,215
Series 2019-33, Class N, 3.00%, 03/25/2048	241,809	226,919
Series 2022-22, Class EV, 4.00%, 07/25/2033	702,998	681,443
Government National Mortgage Association
Series 2017-84, Class JD, 3.00%, 05/20/2047	33,459	30,119
Series 2018-6, Class JA, 2.75%, 01/20/2048	194,537	180,261
Series 2019-152, Class HA, 3.50%, 08/20/2049	131,345	126,321
Series 2019-61, Class KU, 3.50%, 05/20/2049	463,234	419,355
Series 2019-99, Class JC, 3.00%, 08/20/2049	68,041	62,008
Series 2020-122, Class DP, 2.50%, 07/20/2050	1,104,384	950,126
Series 2020-123, Class PB, 2.25%, 08/20/2050	549,361	451,186
Series 2020-133, Class A, 6.35%, 05/20/2050 (a)	224,698	231,750
Series 2020-133, Class HA, 3.50%, 09/20/2050	266,659	244,008
Series 2020-134, Class NP, 2.50%, 09/20/2050	849,798	711,568
Series 2020-183, Class AY, 2.00%, 11/20/2050	852,671	691,412
Series 2020-5, Class NA, 3.50%, 12/20/2049	196,420	183,192
Series 2020-78, Class CB, 5.00%, 09/20/2034	168,243	166,587
Series 2020-84, Class WA, 3.50%, 06/20/2050	159,940	146,660
Series 2020-95, Class NB, 4.50%, 07/20/2050	21,271	20,302
Series 2022-20, Class KA, 2.50%, 01/20/2052	1,018,160	907,134
Series 2022-24, Class BC, 4.00%, 02/20/2052	639,682	609,873
Series 2022-78, Class LA, 4.50%, 07/20/2050	832,780	827,690
GS Mortgage-Backed Securities Trust, Series 2021-PJ1, Class A4, 2.50%, 06/25/2051 (a)(b)	591,888	488,959
Harborview Mortgage Loan Trust
Series 2003-1, Class A, 5.85%, 05/19/2033 (a)	38,847	34,965

The accompanying notes are an integral part of these financial statements.

2

OAKHURST FIXED INCOME FUND

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 22.6% (continued)
Series 2004-4, Class 2A, 6.02% (1 mo. Term SOFR + 0.67%), 06/19/2034	50,764	$45,464
Impac CMB Trust, Series 2005-4, Class 2A1, 5.99% (1 mo. Term SOFR + 0.41%), 05/25/2035	175,975	164,923
Impac Funding Corp., Series 2003-3, Class A1, 5.20%, 08/25/2033 (a)	19,889	19,463
Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 2A1, 6.09% (1 mo. Term SOFR + 0.81%), 05/25/2036	80,507	73,182
JP Morgan Mortgage Trust
Series 2003-A1, Class 1A1, 5.17%, 10/25/2033 (a)	47,900	45,651
Series 2004-A1, Class 4A1, 6.50%, 02/25/2034 (a)	18,213	17,991
Series 2004-A3, Class SF3, 6.52%, 06/25/2034 (a)	45,586	43,587
Series 2004-A4, Class 2A2, 6.50%, 09/25/2034 (a)	502,589	466,215
Series 2004-A5, Class 2A1, 6.89%, 12/25/2034 (a)	22,809	23,114
Series 2013-3, Class A3, 3.36%, 07/25/2043 (a)(b)	51,807	47,968
Series 2017-2, Class A3, 3.50%, 05/25/2047 (a)(b)	102,270	92,007
Mastr Adjustable Rate Mortgages Trust, Series 2003-3, Class 2A1, 7.45%, 09/25/2033 (a)	48,049	46,437
MASTR Asset Securitization Trust, Series 2004-1, Class 3A7, 5.25%, 01/25/2034	35,520	34,585
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A3, Class 1A, 5.62%, 05/25/2034 (a)	106,752	96,332
Series 2005-A1, Class 1A, 6.48%, 12/25/2034 (a)	193,306	188,557
MortgageIT Trust, Series 2004-1, Class A2, 6.29% (1 mo. Term SOFR + 1.01%), 11/25/2034	662,278	627,029
Nationstar Mortgage Loan Trust, Series 2013-A, Class A, 3.75%, 12/25/2052 (a)(b)	31,086	29,174
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1, 4.00%, 04/25/2057 (a)(b)	175,454	168,857
RCKT Mortgage Trust, Series 2022-1, Class A5, 2.50%, 01/25/2052 (a)(b)	1,296,084	1,140,920
Rithm Capital Corp., Series 2015-2A, Class A2, 3.75%, 08/25/2055 (a)(b)	155,103	148,152
Sequoia Mortgage Trust
Series 2003-8, Class A1, 6.09% (1 mo. Term SOFR + 0.75%), 01/20/2034	137,920	131,974
Series 2004-6, Class A2, 6.01% (1 mo. Term SOFR + 0.67%), 07/20/2034	65,830	59,379
Series 2013-5, Class A1, 2.50%, 05/25/2043 (a)(b)	151,592	131,885
Series 2013-6, Class A2, 3.00%, 05/25/2043 (a)	177,734	158,910
Series 2018-5, Class A7, 3.50%, 05/25/2048 (a)(b)	706,859	637,257
Series 2019-2, Class A1, 4.00%, 06/25/2049 (a)(b)	510,005	476,295
Series 2019-4, Class A1, 3.50%, 11/25/2049 (a)(b)	508,032	455,177
Series 2020-4, Class A2, 2.50%, 11/25/2050 (a)(b)	528,752	436,217
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A4, 7.23%, 02/25/2034 (a)	52,388	50,393
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1, 6.16% (1 mo. Term SOFR + 0.81%), 01/19/2034	23,375	22,501
Series 2004-AR4, Class 1A1, 6.16% (1 mo. Term SOFR + 0.81%), 12/19/2034	32,461	30,456
Series 2004-AR6, Class A1A, 6.16% (1 mo. Term SOFR + 0.81%), 02/19/2035	903,835	835,132

The accompanying notes are an integral part of these financial statements.

3

OAKHURST FIXED INCOME FUND

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 22.6% (continued)
Structured Asset Securities Corp.
Series 2003-34A, Class 5A4, 6.41%, 11/25/2033 (a)	84,895	$82,249
Series 2003-9A, Class 2A1, 6.65%, 03/25/2033 (a)	56,710	54,984
Terwin Mortgage Trust, Series 2004-1HE, Class M1, 6.52% (1 mo. Term SOFR + 1.24%), 02/25/2034 (b)	283,949	271,918
WaMu Mortgage Pass Through Certificates
Series 2002-AR2, Class A, 4.49% (Enterprise 11th District COFI Replacement Index + 1.25%), 02/27/2034	74,445	70,864
Series 2003-AR8, Class A, 6.31%, 08/25/2033 (a)	130,693	125,346
Series 2005-AR13, Class A1A3, 6.95% (1 mo. Term SOFR + 1.67%), 10/25/2045	116,835	115,141
Series 2005-AR2, Class 1A1A, 6.05% (1 mo. Term SOFR + 0.77%), 01/25/2045	850,389	831,059
Wells Fargo Alternative Loan Trust, Series 2002-1, Class 1A1, 6.25%, 08/25/2032	171,070	173,651
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3, 2.50%, 12/25/2050 (a)(b)	988,746	883,649
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,396,741)		28,169,445

CORPORATE BONDS — 21.8%
Communications — 1.5%
BellSouth LLC, 6.88%, 10/15/2031	895,000	969,760
Discovery Communications LLC, 5.00%, 09/20/2037	1,025,000	879,447
		1,849,207
Consumer Discretionary — 0.8%
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033	900,000	952,855

Energy — 2.1%
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	823,000	972,137
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (b)	613,000	588,341
Phillips 66 Partners LP
3.55%, 10/01/2026	565,000	539,219
3.75%, 03/01/2028	515,000	483,754
		2,583,451
Financials — 8.2%
American Homes 4 Rent LP, 5.50%, 02/01/2034	970,000	988,949
Antares Holdings LP, 7.95%, 08/11/2028 (b)	800,000	845,628
Aviation Capital Group LLC, 6.38%, 07/15/2030 (b)	900,000	955,755
Bank of America Corp., 5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	905,000	929,621
Blackstone Private Credit Fund, 3.25%, 03/15/2027	1,033,000	978,406
Blue Owl Capital Corp., 2.63%, 01/15/2027	1,054,000	990,642
Bridge Housing Corp., 3.25%, 07/15/2030	1,045,000	919,408
Crown Castle, Inc., 5.10%, 05/01/2033	968,000	969,905

The accompanying notes are an integral part of these financial statements.

4

OAKHURST FIXED INCOME FUND

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 21.8% (continued)
Financials — 8.2% (continued)
First Citizens BancShares, Inc./NC, 3.38% to 03/15/2025 then 3 mo. Term SOFR + 2.47%, 03/15/2030	141,000	$136,534
FS KKR Capital Corp., 6.88%, 08/15/2029	950,000	977,297
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	750,000	659,039
Jackson Financial, Inc., 3.13%, 11/23/2031	1,100,000	952,863
		10,304,047
Health Care — 2.8%
Bristol-Myers Squibb Co., 5.88%, 11/15/2036	907,000	985,853
CVS Pass-Through Trust, 6.94%, 01/10/2030	293,625	302,544
CVS Pass-Through Trust Series 2009, 8.35%, 07/10/2031 (b)	455,328	500,188
CVS Pass-Through Trust Series 2013, Series 2013, 4.70%, 01/10/2036 (b)	193,278	179,945
CVS Pass-Through Trust Series 2014, 4.16%, 08/11/2036 (b)	623,232	562,908
Quest Diagnostics, Inc., 6.40%, 11/30/2033	880,000	969,745
		3,501,183
Industrials — 0.8%
MasTec, Inc., 5.90%, 06/15/2029	950,000	983,482

Technology — 3.1%
Applied Materials, Inc., 5.85%, 06/15/2041	867,000	956,655
Hewlett Packard Enterprise Co., 6.20%, 10/15/2035	857,000	923,720
Leidos Holdings, Inc., 5.95%, 12/01/2040	945,000	964,429
Ricoh USA, Inc., 6.75%, 12/01/2025	1,000,000	983,522
		3,828,326
Utilities — 2.5%
Berkshire Hathaway Energy Co., 6.50%, 09/15/2037	858,000	961,251
Elwood Energy LLC, 8.16%, 07/05/2026	233,397	219,393
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	805,000	961,151
Potomac Electric Power Co., 7.90%, 12/15/2038	780,000	1,014,708
		3,156,503
TOTAL CORPORATE BONDS (Cost $27,214,914)		27,159,054

MORTGAGE-BACKED SECURITIES — 9.0%
Federal Home Loan Mortgage Corp.
Pool C91859, 3.50%, 12/01/2035	191,825	186,665
Pool SB8257, 5.50%, 09/01/2038	916,441	930,334
Pool SD3148, 5.00%, 06/01/2053	1,007,326	1,008,000
Pool SD3386, 5.50%, 07/01/2053	1,423,548	1,437,053

The accompanying notes are an integral part of these financial statements.

5

OAKHURST FIXED INCOME FUND

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

MORTGAGE-BACKED SECURITIES — 9.0% (continued)
Federal National Mortgage Association
Pool CB4024, 4.50%, 07/01/2052	1,270,739	$1,256,012
Pool FM5329, 2.00%, 01/01/2031	419,863	397,820
Pool FS0862, 2.50%, 12/01/2036	799,008	749,137
Pool FS3430, 4.00%, 11/01/2052	952,683	913,218
Pool FS4239, 5.00%, 03/01/2053	1,269,689	1,263,671
Pool FS4522, 5.00%, 05/01/2053	1,446,571	1,437,802
Pool FS5649, 5.50%, 08/01/2053	384,623	387,666
Pool FS5779, 5.50%, 09/01/2053	1,138,259	1,148,953
Pool MA0584, 4.50%, 10/01/2040	8,812	8,545
Pool MA1201, 3.50%, 10/01/2032	76,432	74,610
TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,043,903)		11,199,486

ASSET-BACKED SECURITIES — 8.6%
Air Canada, Series 2017-1, 3.55%, 01/15/2030 (b)	866,000	804,776
Alaska Airlines, Inc., Series A, 4.80%, 08/15/2027 (b)	1,252,079	1,246,126
American Airlines Group, Inc., Series AA, 3.15%, 02/15/2032	965,982	884,327
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A3, 6.59% (1 mo. Term SOFR + 1.31%), 11/25/2034	148,892	149,027
DB Master Finance Parent LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/2051 (b)	1,053,218	954,012
Domino’s SPV Guarantor LLC, Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (b)	636,988	582,983
Flagship Credit Auto Trust, Series 2020-4, Class D, 2.18%, 02/16/2027 (b)	735,000	715,617
Impac CMB Trust, Series 2007-A, Class M1, 6.19% (1 mo. Term SOFR + 0.91%), 05/25/2037 (b)	235,937	224,451
Jack in the Box, Inc., Series 2022-1A, Class A2I, 3.45%, 02/26/2052 (b)	845,500	801,787
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 5.95% (1 mo. Term SOFR + 0.67%), 10/25/2034	696,181	679,117
SBA Depositor LLC
Series 2020-1-2, 2.33%, 01/15/2028 (b)	10,000	9,172
Series 2021-3, 2.59%, 10/15/2031 (b)	1,200,000	1,015,959
United Airlines, Inc., 5.88%, 02/15/2037	960,000	979,425
Verizon Master Trust, Series 2023-6, Class A, 5.35%, 09/22/2031 (b)	750,000	780,078
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/2027	998,000	960,107
TOTAL ASSET-BACKED SECURITIES (Cost $10,780,792)		10,786,964

U.S. GOVERNMENT AGENCY ISSUES — 2.8%
Federal Farm Credit Banks Funding Corp 1.15% 08/12/2030	2,000,000	1,690,896
Federal Farm Credit Banks Funding Corp 2.40% 03/24/2036	900,000	727,604
Tennessee Valley Authority 4.65%, 06/15/2035	1,100,000	1,139,212
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,885,690)		3,557,712

The accompanying notes are an integral part of these financial statements.

6

OAKHURST FIXED INCOME FUND

Schedule of Investments (CONCLUDED)

August 31, 2024

	Par	Value

FOREIGN CORPORATE BONDS — 2.3%
Energy — 0.7%
Enbridge, Inc., 5.70%, 03/08/2033	904,000	$943,496

Financials — 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,075,000	956,528
Fairfax Financial Holdings Ltd., 5.63%, 08/16/2032	966,000	986,412
		1,942,940
TOTAL FOREIGN CORPORATE BONDS (Cost $2,729,220)		2,886,436

CONVERTIBLE BONDS — 0.8%
Financials — 0.8%
PennyMac Corp., 8.50%, 06/01/2029 (b)	1,000,000	1,002,000
TOTAL CONVERTIBLE BONDS (Cost $997,500)		1,002,000

	Shares

SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 1.5%
Invesco Treasury Portfolio - Class Institutional, 5.16% (c)	1,832,788	$1,832,788
TOTAL SHORT-TERM INVESTMENTS (Cost $1,832,788)		1,832,788

TOTAL INVESTMENTS — 99.6% (Cost $127,798,661)		$124,251,499
Other Assets in Excess of Liabilities — 0.4%		546,213
TOTAL NET ASSETS — 100.0%		$124,797,712

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of August 31, 2024.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $17,466,152 or 14.0% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

7

OAKHURST SHORT DURATION BOND FUND

Schedule of Investments

August 31, 2024

	Par	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 37.3%
Citigroup Financial Products, Inc., Series 2005-6, Class A1, 7.56% (1 yr. CMT Rate + 2.10%), 09/25/2035	66,991	$66,795
Credit Suisse Management LLC, Series 2004-6, Class 2A1, 4.75%, 09/25/2024	12,056	2
Federal Home Loan Mortgage Corp.
Series 2580, Class PY, 4.00%, 03/15/2033	8,976	8,729
Series 3597, Class LH, 4.50%, 07/15/2039	88,867	88,237
Series 3664, Class DA, 4.00%, 11/15/2037	243,028	240,261
Series 4312, Class GA, 2.50%, 12/15/2041	38,036	36,891
Series 4768, Class E, 3.50%, 09/15/2042	134,130	132,941
Series 4938, Class BL, 2.25%, 07/25/2049	382,439	334,981
Series 4960, Class PD, 2.00%, 10/25/2049	217,912	183,361
Federal National Mortgage Association
Series 2005-109, Class PC, 6.00%, 12/25/2035	27,110	27,439
Series 2005-80, Class BA, 5.00%, 04/25/2029	68,692	70,436
Series 2008-17, Class PA, 4.50%, 10/25/2037	73,003	72,086
Series 2008-49, Class PA, 5.00%, 04/25/2038	61,083	60,003
Series 2009-94, Class DA, 4.50%, 10/25/2039	136,840	136,410
Series 2010-112, Class CY, 4.00%, 10/25/2025	3,857	3,840
Series 2012-136, Class PD, 2.50%, 11/25/2042	171,892	165,855
Series 2012-41, Class BA, 2.50%, 04/25/2027	152,586	148,831
Series 2013-82, Class BP, 2.75%, 12/25/2042	284,714	268,663
Series 2014-80, Class KA, 2.00%, 03/25/2044	79,948	62,451
Series 2016-72, Class AP, 3.00%, 07/25/2044	74,057	70,718
Series 2018-14, Class PA, 3.50%, 04/25/2047	300,877	289,241
Government National Mortgage Association
Series 2018-131, Class PG, 3.00%, 09/20/2048	81,059	74,295
Series 2019-152, Class HA, 3.50%, 08/20/2049	129,868	124,900
Series 2019-24, Class PE, 3.25%, 02/20/2049	177,805	166,163
Series 2019-65, Class EB, 3.00%, 05/20/2049	153,011	135,818
Series 2020-95, Class NB, 4.50%, 07/20/2050	59,638	56,920
GSR Mortgage Loan Trust
Series 2003-13, Class 1A1, 6.30%, 10/25/2033 (a)	70,564	70,354
Series 2003-7F, Class 1A4, 5.25%, 06/25/2033	143,412	145,170
Series 2004-10F, Class 7A1, 5.50%, 09/25/2034	16,182	15,968
Series 2005-5F, Class 8A2, 5.50% (1 mo. Term SOFR + 0.61%), 06/25/2035	36,419	34,383
Series 2005-AR6, Class 1A1, 6.59%, 09/25/2035 (a)	4,384	4,416
Impac CMB Trust, Series 2005-4, Class 2A1, 5.99% (1 mo. Term SOFR + 0.41%), 05/25/2035	105,374	98,756
JP Morgan Mortgage Trust, Series 2018-8, Class A3, 4.00%, 01/25/2049 (a)(b)	86,088	79,907

The accompanying notes are an integral part of these financial statements.

8

OAKHURST SHORT DURATION BOND FUND

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 37.3% (continued)
Mastr Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.49%, 04/21/2034 (a)	78,714	$76,159
Series 2004-6, Class 4A6, 6.60%, 07/25/2034 (a)	103,980	103,630
MASTR Alternative Loans Trust, Series 2003-1, Class 2A1, 6.50%, 01/25/2033	206,072	210,315
MASTR Asset Securitization Trust, Series 2003-11, Class 7A5, 5.25%, 12/25/2033	173,947	172,446
Mastr Seasoned Securities Trust, Series 2005-1, Class 1A1, 5.73%, 09/25/2032 (a)	291,741	292,475
MortgageIT Trust
Series 2004-2, Class M1, 6.22% (1 mo. Term SOFR + 0.94%), 12/25/2034	369,690	352,120
Series 2005-5, Class A1, 5.91% (1 mo. Term SOFR + 0.63%), 12/25/2035	283,615	276,991
Nationstar Mortgage Loan Trust, Series 2013-A, Class A, 3.75%, 12/25/2052 (a)(b)	202,057	189,631
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A3, 5.90%, 09/25/2034 (a)	15,164	14,799
Structured Asset Mortgage Investments, Inc., Series 2004-AR6, Class A1A, 6.16% (1 mo. Term SOFR + 0.81%), 02/19/2035	310,924	287,289
Structured Asset Securities Corp., Series 2003-34A, Class 3A4, 5.99%, 11/25/2033 (a)	38,662	38,342
WaMu Mortgage Pass Through Certificates
Series 2002-AR2, Class A, 4.49% (Enterprise 11th District COFI Replacement Index + 1.25%), 02/27/2034	13,536	12,884
Series 2003-AR8, Class A, 6.31%, 08/25/2033 (a)	57,466	55,115
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A6, 7.32%, 07/25/2034 (a)	204,259	208,916
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,134,712)		5,766,333

CORPORATE BONDS — 37.0%
Communications — 4.0%
AT&T, Inc., 6.55%, 01/15/2028	210,000	221,868
Discovery Communications LLC, 3.95%, 03/20/2028	205,000	194,383
TFCF America, Inc., 3.70%, 09/15/2024 (c)	200,000	199,814
		616,065
Consumer Discretionary — 4.1%
Macmillan Bloedel Pembroke LP, 7.70%, 02/15/2026	250,000	259,219
Southwest Airlines Co., 3.45%, 11/16/2027	200,000	192,058
United Airlines 2020-1 Class B Pass Through Trust, Series B, 4.88%, 01/15/2026	189,840	187,589
		638,866
Energy — 4.8%
El Paso Natural Gas Co. LLC, 7.50%, 11/15/2026	269,000	284,046
Phillips 66 Partners LP, 3.61%, 02/15/2025	293,000	290,184
Texas Gas Transmission LLC, 7.25%, 07/15/2027	160,000	169,286
		743,516

The accompanying notes are an integral part of these financial statements.

9

OAKHURST SHORT DURATION BOND FUND

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 37.0% (continued)
Financials — 12.4%
Ally Financial, Inc., 2.20%, 11/02/2028	215,000	$192,965
American Tower Corp., 5.50%, 03/15/2028	185,000	190,116
Antares Holdings LP, 8.50%, 05/18/2025 (b)	275,000	277,866
Ares Capital Corp., 7.00%, 01/15/2027	175,000	181,578
Athene Global Funding, 5.52%, 03/25/2027 (b)	100,000	101,995
Aviation Capital Group LLC, 6.25%, 04/15/2028 (b)	185,000	192,376
Blue Owl Capital Corp., 2.88%, 06/11/2028	215,000	196,653
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/2025 (b)	92,000	91,643
Goldman Sachs BDC, Inc., 3.75%, 02/10/2025	290,000	287,376
Goldman Sachs Group, Inc., 3.85%, 01/26/2027	200,000	197,153
		1,909,721
Health Care — 1.7%
CVS Pass-Through Trust, 6.04%, 12/10/2028	259,390	262,701

Industrials — 2.5%
GE Capital Funding LLC, 4.05%, 05/15/2027	200,000	196,441
Ryder System, Inc., 6.30%, 12/01/2028	185,000	197,256
		393,697
Materials — 1.5%
International Paper Co., 7.20%, 11/01/2026	215,000	225,020

Technology — 3.0%
Leidos, Inc., 3.63%, 05/15/2025	295,000	291,593
Ricoh USA, Inc., 6.75%, 12/01/2025	180,000	177,034
		468,627
Utilities — 3.0%
Elwood Energy LLC, 8.16%, 07/05/2026	203,544	191,331
PacifiCorp, 6.71%, 01/15/2026	270,000	274,196
		465,527
TOTAL CORPORATE BONDS (Cost $5,713,007)		5,723,740

ASSET-BACKED SECURITIES — 12.7%
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A2, 6.59% (1 mo. Term SOFR + 1.31%), 10/25/2034	48,502	47,892
ACE Securities Corp., Series 2003-NC1, Class A2A, 6.23% (1 mo. Term SOFR + 0.95%), 07/25/2033	234,621	216,171
Alaska Airlines, Inc., Series A, 4.80%, 08/15/2027 (b)	153,764	153,033
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2, 3.56% (1 mo. Term SOFR + 0.89%), 10/25/2034	211,056	204,707

The accompanying notes are an integral part of these financial statements.

10

OAKHURST SHORT DURATION BOND FUND

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

ASSET-BACKED SECURITIES — 12.7% (continued)
CarMax Auto Owner Trust, Series 2021-3, Class A4, 0.74%, 01/15/2027	160,000	$153,647
Carvana Auto Receivables Trust
Series 2021-N1, Class B, 1.09%, 01/10/2028	176,914	170,239
Series 2021-P2, Class A4, 0.80%, 01/10/2027	289,151	282,115
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A3, 6.59% (1 mo. Term SOFR + 1.31%), 11/25/2034	152,019	152,157
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (b)	277,163	260,023
OneMain Holdings, Inc., Series 2006-1, Class A5, 5.75%, 12/25/2035 (a)(b)	1,001	1,080
Soundview Home Equity Loan Trust, Series 2003-2, Class A2, 6.69% (1 mo. Term SOFR + 1.41%), 11/25/2033	142,591	145,533
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/2027	175,000	168,356
TOTAL ASSET-BACKED SECURITIES (Cost $1,979,261)		1,954,953

U.S. TREASURY SECURITIES — 9.2%
United States Treasury Note/Bond
4.88%, 05/31/2026	335,000	339,737
4.63%, 06/30/2026	447,000	451,916
4.50%, 07/15/2026	325,000	328,053
3.75%, 08/15/2027	300,000	299,660
TOTAL U.S. TREASURY SECURITIES (Cost $1,406,995)		1,419,366

MORTGAGE-BACKED SECURITIES — 1.0%
Federal Home Loan Mortgage Corp., Pool J12630, 4.00%, 07/01/2025	31,154	30,946
Federal National Mortgage Association
Pool AL0300, 4.50%, 06/01/2026	30,603	30,602
Pool AL4309, 4.00%, 10/01/2028	91,245	90,353
TOTAL MORTGAGE-BACKED SECURITIES (Cost $154,403)		151,901

CONVERTIBLE BONDS — 1.0%
Financials — 1.0%
PennyMac Corp., 8.50%, 06/01/2029 (b)	150,000	150,300
TOTAL CONVERTIBLE BONDS (Cost $149,625)		150,300

Units

SHORT-TERM INVESTMENTS — 1.8%
Investments Purchased with Proceeds from Securities Lending — 1.3%
Mount Vernon Liquid Assets Portfolio, LLC 5.42% (d)	197,125	197,125

The accompanying notes are an integral part of these financial statements.

11

OAKHURST SHORT DURATION BOND FUND

Schedule of Investments (CONCLUDED)

August 31, 2024

	Shares	Value

SHORT-TERM INVESTMENTS — (continued)
Money Market Funds — 0.5%
Invesco Treasury Portfolio - Class Institutional, 5.16% (e)	88,619	$88,619
TOTAL SHORT-TERM INVESTMENTS (Cost $285,744)		285,744

TOTAL INVESTMENTS — 100.0% (Cost $15,823,747)		$15,452,337
Other Assets in Excess of Liabilities — 0.0% (e)		3,909
TOTAL NET ASSETS — 100.0%		$15,456,246

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury Rate

SOFR - Secured Overnight Financing Rate

(a)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of August 31, 2024.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $1,497,854 or 9.7% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $193,061 which represented 1.2% of net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

(e)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

12

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Schedule of Investments

August 31, 2024

	Par	Value

CORPORATE BONDS — 76.5%
Communications — 5.8%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028	309,000	$292,836
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.95%, 01/15/2025	438,000	427,050
McGraw-Hill Education, Inc., 5.75%, 08/01/2028 (a)	200,000	196,236
Newfold Digital Holdings Group, Inc., 11.75%, 10/15/2028 (a)	240,000	238,936
Qwest Corp., 7.25%, 09/15/2025	250,000	249,067
Uber Technologies, Inc., 6.25%, 01/15/2028 (a)	515,000	519,707
Univision Communications, Inc., 6.63%, 06/01/2027 (a)	200,000	198,143
		2,121,975
Consumer Discretionary — 13.4%
Affinity Interactive, 6.88%, 12/15/2027 (a)	300,000	257,408
American Airlines, Inc., 7.25%, 02/15/2028 (a)	200,000	201,460
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 07/15/2027 (a)	500,000	489,437
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029 (a)	250,000	247,793
Empire Resorts, Inc., 7.75%, 11/01/2026 (a)	250,000	241,388
GEO Group, Inc., 8.63%, 04/15/2029	250,000	259,566
Landsea Homes Corp., 8.88%, 04/01/2029 (a)	300,000	311,708
MGM Resorts International, 5.50%, 04/15/2027	625,000	625,361
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 02/15/2028 (a)	262,000	250,931
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.75%, 04/15/2026 (a)	520,000	521,403
Staples, Inc., 10.75%, 09/01/2029 (a)	250,000	236,579
United Airlines 2020-1 Class B Pass Through Trust, Series B, 4.88%, 01/15/2026	474,600	468,973
White Cap Parent LLC, 8.25% (includes 9.00% PIK), 03/15/2026 (a)	750,000	752,344
		4,864,351
Consumer Staples — 5.3%
B&G Foods, Inc., 5.25%, 09/15/2027	750,000	710,235
Energizer Holdings, Inc., 6.50%, 12/31/2027 (a)	708,000	719,261
Land O’Lakes Capital Trust I, 7.45%, 03/15/2028 (a)	500,000	489,976
		1,919,472
Energy — 8.7%
CVR Energy, Inc., 8.50%, 01/15/2029 (a)	250,000	254,688
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028 (a)	500,000	517,064
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	250,000	273,904
New Fortress Energy, Inc., 6.50%, 09/30/2026 (a)	685,000	593,729
Phillips 66 Partners LP
2.45%, 12/15/2024	20,000	19,804
3.61%, 02/15/2025	529,000	523,916
3.55%, 10/01/2026	5,000	4,772
3.75%, 03/01/2028	73,000	68,571

The accompanying notes are an integral part of these financial statements.

13

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 76.5% (continued)
Energy — 8.7% (continued)
SM Energy Co., 6.63%, 01/15/2027	663,000	$666,364
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	250,000	259,674
		3,182,486
Financials — 18.4%
Armor Holdco, Inc., 8.50%, 11/15/2029 (a)	260,000	250,257
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 5.75%, 05/15/2026 (a)	519,000	518,263
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (a)	750,000	742,621
First Citizens BancShares, Inc./NC, 3.38% to 03/15/2025 then 3 mo. Term SOFR + 2.47%, 03/15/2030	141,000	136,534
Freedom Mortgage Corp., 12.00%, 10/01/2028 (a)	246,000	268,042
Hightower Holding LLC, 9.13%, 01/31/2030 (a)	250,000	259,051
HUB International Ltd., 5.63%, 12/01/2029 (a)	730,000	716,251
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 08/15/2028 (a)	250,000	237,726
MBIA, Inc., 7.00%, 12/15/2025	675,000	673,785
Midcap Financial Issuer Trust, 6.50%, 05/01/2028 (a)	750,000	720,561
Navient Corp., 5.00%, 03/15/2027	530,000	520,855
New York Community Bancorp, Inc., 8.27% (3 mo. Term SOFR + 3.04%), 11/06/2028	543,000	480,579
Rithm Capital Corp., 6.25%, 10/15/2025 (a)	675,000	675,782
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (a)	250,000	256,806
Voya Financial, Inc., 4.70% to 01/23/2028 then 3 mo. LIBOR US + 2.08%, 01/23/2048 (b)	285,000	252,529
		6,709,642
Health Care — 2.1%
AdaptHealth LLC, 4.63%, 08/01/2029 (a)	275,000	251,211
CHS/Community Health Systems, Inc., 5.63%, 03/15/2027 (a)	270,000	261,542
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)	250,000	252,411
		765,164
Industrials — 3.5%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026 (a)	720,000	720,565
RXO, Inc., 7.50%, 11/15/2027 (a)	550,000	570,438
		1,291,003
Materials — 5.5%
Arsenal AIC Parent LLC, 11.50%, 10/01/2031 (a)	510,000	577,889
Chemours Co., 5.38%, 05/15/2027	250,000	243,142
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	725,000	677,540
Domtar Corp., 6.75%, 10/01/2028 (a)	270,000	247,655
Mercer International, Inc., 5.13%, 02/01/2029	300,000	245,658
		1,991,884

The accompanying notes are an integral part of these financial statements.

14

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Schedule of Investments (Continued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 76.5% (continued)
Technology — 10.8%
Cloud Software Group, Inc., 6.50%, 03/31/2029 (a)	533,000	$525,787
Gen Digital, Inc., 6.75%, 09/30/2027 (a)	645,000	661,124
McAfee Corp., 7.38%, 02/15/2030 (a)	265,000	254,432
MicroStrategy, Inc., 6.13%, 06/15/2028 (a)	250,000	244,935
Ricoh USA, Inc., 6.75%, 12/01/2025	700,000	688,466
Sabre GLBL, Inc., 11.25%, 12/15/2027 (a)	710,000	719,723
Unisys Corp., 6.88%, 11/01/2027 (a)	280,000	263,336
Xerox Holdings Corp., 5.00%, 08/15/2025 (a)	600,000	591,030
		3,948,833
Utilities — 3.0%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.88%, 08/20/2026	250,000	247,413
Elwood Energy LLC, 8.16%, 07/05/2026	583,072	548,088
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029 (a)	250,000	234,593
Midland Cogeneration Venture LP, 6.00%, 03/15/2025 (a)	58,814	58,078
		1,088,172
TOTAL CORPORATE BONDS (Cost $27,606,619)		27,882,982

FOREIGN CORPORATE BONDS — 15.0%
Consumer Discretionary — 7.3%
Carnival Corp., 7.63%, 03/01/2026 (a)	695,000	702,511
Garda World Security Corp., 4.63%, 02/15/2027 (a)	515,000	502,561
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 11.00%, 04/15/2029 (a)	412,500	420,532
NCL Corp. Ltd., 3.63%, 12/15/2024 (a)	512,000	509,460
Rakuten Group, Inc., 11.25%, 02/15/2027 (a)	500,000	543,570
		2,678,634
Consumer Staples — 0.7%
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/2025 (a)	260,000	259,669

Financials — 5.5%
ASG Finance Designated Activity Co., 9.75%, 05/15/2029 (a)	250,000	251,832
Fly Leasing Ltd.
5.25%, 10/15/2024	620,000	607,985
7.00%, 10/15/2024 (a)	750,000	751,091
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2027 (a)	375,000	384,956
		1,995,864
Industrials — 0.9%
Bombardier, Inc., 7.88%, 04/15/2027 (a)	342,000	343,348

The accompanying notes are an integral part of these financial statements.

15

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Schedule of Investments (CONCLUDED)

August 31, 2024

	Par	Value

FOREIGN CORPORATE BONDS — 15.0% (continued)
Materials — 0.6%
First Quantum Minerals Ltd., 9.38%, 03/01/2029 (a)	200,000	$213,177
TOTAL FOREIGN CORPORATE BONDS (Cost $5,377,588)		5,490,692

CONVERTIBLE BONDS — 2.3%
Financials — 2.3%
PennyMac Corp.
5.50%, 11/01/2024	590,000	586,313
8.50%, 06/01/2029 (a)	250,000	250,500
		836,813
TOTAL CONVERTIBLE BONDS (Cost $838,395)		836,813

ASSET-BACKED SECURITIES — 1.6%
United Airlines, Inc., Series 2016-1B, 3.65%, 01/07/2026	598,437	582,423
TOTAL ASSET-BACKED SECURITIES (Cost $560,061)		582,423

	Shares

SHORT-TERM INVESTMENTS — 3.5%
Money Market Funds — 3.5%
Invesco Treasury Portfolio - Class Institutional, 5.16% (c)	1,260,581	$1,260,581
TOTAL SHORT-TERM INVESTMENTS (Cost $1,260,581)		1,260,581

TOTAL INVESTMENTS — 98.9% (Cost $35,643,244)		$36,053,491
Other Assets in Excess of Liabilities — 1.1%		397,941
TOTAL NET ASSETS — 100.0%		$36,451,432

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $24,662,625 or 67.7% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

16

Oakhurst Mutual Funds

Statements of Assets and Liabilities

August 31, 2024

	Oakhurst Fixed Income Fund	Oakhurst Short Duration Bond Fund		Oakhurst Short Duration High Yield Credit Fund
ASSETS
Investments of securities of unaffiliated issuers, at value (cost $125,965,873, $15,538,003, and $34,382,663, respectively)	$122,418,711	$15,166,593	(1)	$34,792,910
Short-term investments, at value (cost $1,832,788 and $88,619, and $1,260,581, respectively)	1,832,788	88,619		1,260,581
Investments purchased with proceeds from securities lending collateral, at value (cost $ —, $197,125, and $ —, respectively)	—	197,125		—
Receivable for:
Due from Adviser (Note 2)	—	33,524		7,662
Dividends and interest	833,520	104,592		640,558
Investments sold	—	148,937		—
Capital shares sold	172,366	—		1,373
Securities lending income	161	1,884		1,298
Prepaid and other expenses	4,771	—		4,142
Total assets	125,262,317	15,741,274		36,708,524

LIABILITIES
Payables for:
Capital shares redeemed	207,298	41,118		198,257
Distributions	157,027	1,073		6,093
Administration and accounting fees	22,145	6,890		7,580
Professional fees	19,845	20,273		20,098
Advisory fees	16,114	—		—
Securities lending collateral (see Note 5)	—	197,125		—
Other accrued expenses and liabilities	42,176	18,549		25,064
Total liabilities	464,605	285,028		257,092
Net assets	124,797,712	15,456,246		36,451,432

NET ASSETS CONSIST OF:
Par value	$14,022	$1,628		$4,086
Paid-in capital	137,496,282	20,781,830		48,181,168
Total distributable earnings/(loss)	(12,712,592)	(5,327,212)		(11,733,822)
Net assets	$124,797,712	$15,456,246		$36,451,432
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	14,021,970	1,627,530		4,085,714
Net asset value, offering and redemption price per share	$8.90	$9.50		$8.92

(1)	Includes market value of securities on loan of $193,061.

The accompanying notes are an integral part of these financial statements.

17

Oakhurst Mutual Funds

Statements of Operations

FOR THE Year ENDED August 31, 2024

	Oakhurst Fixed Income Fund	Oakhurst Short Duration Bond Fund	Oakhurst Short Duration High Yield Credit Fund
INVESTMENT INCOME
Interest	$5,194,206	$907,005	$2,751,064
Securities lending income, net	861	3,870	8,591
Total investment income	5,195,067	910,875	2,759,655

EXPENSES
Advisory fees (Note 2)	570,542	71,777	282,199
Administration and accounting fees (Note 2)	119,476	51,101	58,996
Transfer agent fees (Note 2)	104,914	63,585	67,293
Audit and tax service fees	18,872	22,289	20,581
Printing and shareholder reporting fees	11,647	9,350	9,842
Custodian fees (Note 2)	9,542	3,281	3,607
Registration and filing fees	9,351	10,496	9,310
Director fees	5,788	5,788	—
Legal fees	4,988	5,108	878
Other expenses	34,859	20,404	24,925
Total expenses before waivers and reimbursments	889,979	263,179	477,631
Less: waivers and reimbursemets (Note 2)	(224,568)	(140,157)	(120,174)
Net expenses after waivers and reimbursments	665,411	123,022	357,457
Net investment income/(loss)	4,529,656	787,853	2,402,198

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(2,820,459)	(475,847)	(425,905)
Net change in unrealized appreciation/(depreciation) on investments	7,204,480	1,126,187	1,802,716
Net realized and unrealized gain/(loss) from investments	4,384,021	650,340	1,376,811

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,913,677	$1,438,193	$3,779,009

The accompanying notes are an integral part of these financial statements.

18

OAKHURST FIXED INCOME FUND

Statements of Changes in Net Assets

	Year Ended August 31, 2024	Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$4,529,656	$3,756,470
Net realized gain/(loss) on investments	(2,820,459)	(4,450,490)
Net change in unrealized appreciation/(depreciation) on investments	7,204,480	50,843
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,913,677	(643,177)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(4,568,696)	(3,883,963)
Net decrease in net assets from dividends and distributions to shareholders	(4,568,696)	(3,883,963)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	45,762,565	35,053,632
Reinvestment of distributions	2,866,950	2,486,866
Shares redeemed	(43,584,779)	(37,015,263)
Net increase/(decrease) in net assets from capital share transactions	5,044,736	525,235
Total increase/(decrease) in net assets	9,389,717	(4,001,905)

NET ASSETS:
Beginning of period	115,407,995	119,409,900
End of period	$124,797,712	$115,407,995

SHARE TRANSACTIONS:
Shares sold	5,304,313	4,050,926
Shares reinvested	332,675	288,571
Shares redeemed	(5,090,417)	(4,287,559)
Net increase/(decrease) in shares outstanding	546,571	51,938

The accompanying notes are an integral part of these financial statements.

19

OAKHURST SHORT DURATION BOND FUND

Statements of Changes in Net Assets

	Year Ended August 31, 2024	Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$787,853	$1,336,521
Net realized gain/(loss) on investments	(475,847)	(2,021,832)
Net change in unrealized appreciation/(depreciation) on investments	1,126,187	1,307,819
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,438,193	622,508

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(791,430)	(1,417,288)
Net decrease in net assets from dividends and distributions to shareholders	(791,430)	(1,417,288)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,661,769	7,798,441
Reinvestment of distributions	773,968	1,398,059
Shares redeemed	(15,735,509)	(39,080,692)
Net increase/(decrease) in net assets from capital share transactions	(12,299,772)	(29,884,192)
Total increase/(decrease) in net assets	(11,653,009)	(30,678,972)

NET ASSETS:
Beginning of period	27,109,255	57,788,227
End of period	$15,456,246	$27,109,255

SHARE TRANSACTIONS:
Shares sold	285,193	852,160
Shares reinvested	83,538	152,703
Shares redeemed	(1,692,988)	(4,257,943)
Net increase/(decrease) in shares outstanding	(1,324,257)	(3,253,080)

The accompanying notes are an integral part of these financial statements.

20

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Statements of Changes in Net Assets

	Year Ended August 31, 2024	Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$2,402,198	$3,341,257
Net realized gain/(loss) on investments	(425,905)	(8,762,831)
Net change in unrealized appreciation/(depreciation) on investments	1,802,716	7,335,135
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,779,009	1,913,561

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(2,416,379)	(3,364,705)
Net decrease in net assets from dividends and distributions to shareholders	(2,416,379)	(3,883,963)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,749,951	10,876,689
Reinvestment of distributions	2,327,603	3,291,666
Shares redeemed	(16,767,917)	(35,451,954)
Net increase/(decrease) in net assets from capital share transactions	(8,690,363)	(21,283,599)
Total increase/(decrease) in net assets	(7,327,733)	(22,734,743)

NET ASSETS:
Beginning of period	43,779,165	66,513,908
End of period	$36,451,432	$43,779,165

SHARE TRANSACTIONS:
Shares sold	652,966	1,263,476
Shares reinvested	266,023	384,295
Shares redeemed	(1,925,652)	(4,118,132)
Net increase/(decrease) in shares outstanding	(1,006,663)	(2,470,361)

The accompanying notes are an integral part of these financial statements.

21

OAKHURST FIXED INCOME FUND

Institutional Shares

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,
	2024(1)	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$8.56	$8.90	$10.28	$10.40	$10.10
Net investment income/(loss)(3)	0.34	0.27	0.19	0.15	0.22
Net realized and unrealized gain/(loss) from investments	0.35	(0.33)	(1.26)	— (2)	0.32
Net increase/(decrease) in net assets resulting from operations	0.69	(0.06)	(1.07)	0.15	0.54
Dividends and distributions to shareholders from:
Net investment income	(0.35)	(0.28)	(0.22)	(0.21)	(0.24)
Net realized gains on investments	—	—	(0.09)	(0.06)	—
Total distributions	(0.35)	(0.28)	(0.31)	(0.27)	(0.24)
Net asset value, end of period	$8.90	$8.56	$8.90	$10.28	$10.40
Total investment return/(loss)(4)	8.21%	(0.62)%	(10.59)%	1.42%	5.45%
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000’s omitted)	$124,798	$115,408	$119,410	$126,210	$96,428
Ratio of expenses to average net assets with waivers and/or reimbursements	0.58%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets without waivers and reimbursements	0.78%	0.78%	0.84%	0.80%	0.87%
Ratio of net investment income/(loss) to average net assets with waviers	3.97%	3.16%	1.97%	1.45%	2.20%
Portfolio turnover rate	41%	36%	48%	52%	43%

(1)

Prior to the close of business on October 27, 2023, the Fund was a series (the “Predecessor Fund”) of F/m Funds Trust, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

(2)	Rounds to less than $0.01 per share.

(3)	Per share data calculated using average shares outstanding method.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

The accompanying notes are an integral part of these financial statements.

22

OAKHURST SHORT DURATION BOND FUND

Institutional Shares

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,
	2024(1)	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$9.18	$9.31	$9.99	$9.98	$9.94
Net investment income/(loss)(2)	0.36	0.31	0.14	0.15	0.22
Net realized and unrealized gain/(loss) from investments	0.33	(0.11)	(0.60)	0.07	0.07
Net increase/(decrease) in net assets resulting from operations	0.69	0.20	(0.46)	0.22	0.29
Dividends and distributions to shareholders from:
Net investment income	(0.37)	(0.33)	(0.22)	(0.21)	(0.25)
Net asset value, end of period	$9.50	$9.18	$9.31	$9.99	$9.98
Total investment return/(loss)(3)	7.68%	2.23%	(4.65)%	2.26%	2.95%
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000’s omitted)	$15,456	$27,109	$57,788	$131,145	$125,823
Ratio of expenses to average net assets with waivers and/or reimbursements	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets without waivers and reimbursements	1.28%	1.03%	0.77%	0.65%	0.68%
Ratio of net investment income/(loss) to average net assets with waviers	3.84%	3.24%	1.58%	1.51%	2.13%
Portfolio turnover rate	48%	22%	70%	102%	70%

(1)

Prior to the close of business on October 27, 2023, the Fund was a diversified series (the “Predecessor Fund”) of F/m Funds Trust, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

The accompanying notes are an integral part of these financial statements.

23

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Institutional Shares

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,
	2024(1)	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$8.60	$8.79	$10.06	$9.64	$9.95
Net investment income/(loss)(2)	0.56	0.53	0.47	0.47	0.52
Net realized and unrealized gain/(loss) from investments	0.33	(0.19)	(1.26)	0.42	(0.31)
Net increase/(decrease) in net assets resulting from operations	0.89	0.34	(0.79)	0.89	0.21
Dividends and distributions to shareholders from:
Net investment income	(0.57)	(0.53)	(0.48)	(0.47)	(0.52)
Net asset value, end of period	$8.92	$8.60	$8.79	$10.06	$9.64
Total investment return/(loss)(3)	10.66%	4.05%	(8.11)%	9.45%	2.27%
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000’s omitted)	$36,451	$43,779	$66,514	$101,433	$41,894
Ratio of expenses to average net assets with waivers and/or reimbursements	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets without waivers and reimbursements	1.27%	1.22%	1.11%	1.18%	1.29%
Ratio of net investment income/(loss) to average net assets with waviers	6.39%	6.00%	4.84%	4.72%	5.38%
Portfolio turnover rate	49%	52%	53%	60%	113%

(1)

Prior to the close of business on October 27, 2023, the Fund was a diversified series (the “Predecessor Fund”) of F/m Funds Trust, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

The accompanying notes are an integral part of these financial statements.

24

Oakhurst Mutual Funds

Notes to Financial Statements

August 31, 2024

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-five separate investment portfolios, including the Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and the Oakhurst Short Duration High Yield Credit Fund (each a “Fund” and together the “Funds” or “Oakhurst Mutual Funds”). The Oakhurst Fixed Income Fund, the Oakhurst Short Duration Bond Fund, and the Oakhurst Short Duration High Yield Credit Fund commenced operations on October 31, 2012, April 26, 2013, and October 1, 2015, respectively. Each fund was treated as a separate series (the “Predecessor Funds”) of the F/m Funds Trust, an open end management investment company established as an Ohio business trust. Effective as of the close of business on October 27, 2023, the Predecessor Funds were reorganized into the Funds, as new series of RBB in a tax-free reorganization (the “Reorganization”), whereby the Funds acquired all the assets and liabilities of the Predecessor Funds in exchange for shares of the Funds which were distributed pro rata by the Predecessor Funds to their respective shareholders in complete liquidation and termination of the Predecessor Funds. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Funds on June 29, 2023 with respect to the Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund, and on July 31, 2023, with respect to the Oakhurst Fixed Income Fund. Unless otherwise indicated, references to the “Funds” in these Notes to Financial Statements refer to the Predecessor Funds and Funds. Each Fund has registered two classes of shares, Institutional shares and Retail shares. As of the date of this report, Retail shares of each Fund are not currently offered. When both share classes of each Fund are offered, each share class of a Fund will represent an ownership interest in the corresponding Fund’s investment portfolio.

The investment objective of Oakhurst Fixed Income Fund is total return.

The investment objective of Oakhurst Short Duration Bond Fund is to seek a high level of income consistent with preservation of capital and liquidity.

The investment objective of Oakhurst Short Duration High Yield Credit Fund is to seek a high level of income and capital appreciation.

RBB has authorized capital of one hundred billion shares of common stock of which 92.923 billion shares are currently classified into two hundred and thirty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities held by the Funds on the date of Reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflects their historical cost basis as of the date of Reorganization. As a result of the Reorganization, the Funds are the accounting successors of the Predecessor Funds. The Reorganization was accomplished by a tax-free exchange of the Funds’ shares and value of net assets for the same shares and value of the Predecessor Funds’ shares. For financial reporting purposes, assets received and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Funds was carried forward to align ongoing reporting of the Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets, fair value of investments, net unrealized depreciation and shares outstanding of the Predecessor Funds were as follows:

Oakhurst Fixed Income Fund:
Net Assets	Fair Value of Investments	Net Unrealized Depreciation	Fund Shares Outstanding
$ 106,907,416	$106,032,661	$(14,475,288)	12,935,591

25

Oakhurst Mutual Funds

Notes to Financial Statements

August 31, 2024

Oakhurst Short Duration Bond Fund:
Net Assets	Fair Value of Investments	Net Unrealized Depreciation	Fund Shares Outstanding
$ 25,997,806	$25,801,854	$(1,679,767)	2,849,158

Oakhurst Short Duration High Yield Credit Fund:
Net Assets	Fair Value of Investments	Net Unrealized Depreciation	Fund Shares Outstanding
$ 40,532,559	$39,809,676	$(1,974,807)	4,786,327

The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is August 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2024 (the “current fiscal period”).

PORTFOLIO VALUATION – The Funds value their investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share.

The Board has adopted a pricing and valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated F/m Investments, LLC d/b/a Oakhurst Capital Management, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

26

Oakhurst Mutual Funds

Notes to Financial Statements

August 31, 2024

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Funds’ investments carried at fair value:

Oakhurst Fixed Income Fund	Total	Level 1	Level 2	Level 3
U.S. Treasury Securities	$37,657,614	$—	$37,657,614	$—
Collateralized Mortgage Obligations	28,169,445	—	28,169,445	—
Corporate Bonds	27,159,054	—	27,159,054	—
Mortgage-Backed Securities	11,199,486	—	11,199,486	—
Asset-Backed Securities	10,786,964	—	10,786,964	—
U.S. Government Agency Issues	3,557,712	—	3,557,712	—
Foreign Corporate Bonds	2,886,436	—	2,886,436	—
Convertible Bonds	1,002,000	—	1,002,000	—
Money Market Funds	1,832,788	1,832,788	—	—
Total Investments*	$124,251,499	$1,832,788	$122,418,711	$—

Oakhurst Short Duration Bond Fund	Total	Level 1	Level 2	Level 3
Collateralized Mortgage Obligations	$5,766,333	$—	$5,766,333	$—
Corporate Bonds	5,723,740	—	5,723,740	—
Asset-Backed Securities	1,954,953	—	1,954,953	—
U.S. Treasury Securities	1,419,366	—	1,419,366	—
Mortgage-Backed Securities	151,901	—	151,901	—
Convertible Bonds	150,300	—	150,300	—
Investments Purchased with Proceeds from Securities Lending**	197,125	—	—	—
Money Market Funds	88,619	88,619	—	—
Total Investments*	$15,452,337	$88,619	$15,166,593	$—

Oakhurst Short Duration High Yield Credit Fund	Total	Level 1	Level 2	Level 3
Corporate Bonds	$27,882,982	$—	$27,882,982	$—
Foreign Corporate Bonds	5,490,692	—	5,490,692	—
Convertible Bonds	836,813	—	836,813	—
Asset-Backed Securities	582,423	—	582,423	—
Money Market Funds	1,260,581	1,260,581	—	—
Total Investments*	$36,053,491	$1,260,581	$34,792,910	$—

*	Please refer to the Schedule of Investments for further details.

**

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

27

Oakhurst Mutual Funds

Notes to Financial Statements

August 31, 2024

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Funds did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES – The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS – No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS – Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

28

Oakhurst Mutual Funds

Notes to Financial Statements

August 31, 2024

OTHER – In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

Effective October 30, 2023, under the terms of an investment advisory agreement between the Company, on behalf of the Funds, and the Adviser (the “Current Advisory Agreement”), the Adviser serves as the investment adviser to the Funds, and the Funds pay the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.50%, 0.35%, and 0.75% of the average daily net assets of the Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and the Oakhurst Short Duration High Yield Credit Fund, respectively. Oakhurst Capital Advisors, LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Funds. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Funds, primarily in the form of oversight of the Sub-Adviser pursuant to the terms of the Current Advisory Agreement between the Adviser and the Company on behalf of the Funds. The Sub-Adviser is paid a fee equal to the annual rate of 0.475% of the Oakhurst Fixed Income Fund’s average daily net assets, 0.325% of the Oakhurst Short Duration Bond Fund’s average daily net assets, and 0.725% of the Oakhurst Short Duration High Yield Credit Fund’s average daily net assets. Compensation of the Sub-Adviser is paid by the Adviser (not the Funds) at the annual rate of the average value of a Fund’s daily net assets. The Sub-Adviser’s fee is reduced on a pro-rata basis to the extent that the Adviser reduces its advisory fees or reimburses expenses of the Funds.

Effective October 30, 2023, under an expense limitation agreement between the Company, on behalf of the Funds, and the Adviser (the “Current Expense Limitation Agreement”), the Adviser has contractually agreed until October 30, 2025 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage commissions, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to 0.60% (0.58% until October 30, 2024) of the average daily net assets allocable to the Institutional Class shares of the Oakhurst Fixed Income Fund, 0.60% of the average daily net assets allocable to the Institutional Class shares of the Oakhurst Short Duration Bond Fund, and 0.95% of the average daily net assets allocable to the Institutional Class shares of the Oakhurst Short Duration High Yield Credit Fund. During the period from October 30, 2023 through August 31, 2024, the Adviser reduced advisory fees for the Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and the Oakhurst Short Duration High Yield Credit Fund by $181,008, $108,148, and $94,367, respectively.

Prior to October 30, 2023, the Sub-Adviser served as the investment adviser to the Predecessor Funds pursuant to an investment advisory agreement between the F/m Funds Trust, on behalf of the Predecessor Funds, and the Sub-Adviser (the “Prior Advisory Agreement”). The fee structure under the Prior Advisory Agreement was identical to the fee structure under the Current Advisory Agreement. In addition, the Sub-Adviser contractually agreed through October 29, 2023 to limit the amount of the Predecessor Funds’ total annual operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expense and extraordinary expenses) pursuant to an expense limitation agreement (the “Prior Expense Limitation Agreement”) to 0.60% of the average daily net assets allocable to the Institutional Class shares of the Oakhurst Fixed Income Fund, 0.60% of the average daily net assets allocable to the Institutional Class shares of the Oakhurst Short Duration Bond Fund, and 0.95% of the average daily net assets allocable to the Institutional Class shares of the Oakhurst Short Duration High Yield Credit Fund. During the period from September 1, 2023 through October 29, 2023, the Sub-Adviser reduced advisory fees to the Predecessor Funds by $43,560, $32,009, and $25,807, for the Oakhurst Fixed Income Fund, the Oakhurst Short Duration Bond Fund, and the Oakhurst Short Duration High Yield Credit Fund, respectively.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Funds’ ordinary operating expenses (excluding brokerage commissions, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to exceed the expense caps that were in effect when the fees and expenses were paid, waived, or absorbed by the Adviser, as well as the expense cap currently in effect. The advisory fees and expense waivers and/or reimbursement under the Prior Expense Limitation Agreement are not subject to repayment by the Funds.

Prior to October 30, 2023, the Adviser served as the investment sub-adviser to the Predecessor Funds pursuant to a sub-advisory agreement by and among F/m Funds Trust, on behalf of the Predecessor Funds, the Adviser and the Sub-Adviser (the “Prior Sub-Advisory Agreement”). Pursuant to the Prior Sub-Advisory Agreement, the Adviser received compensation from the Sub-Adviser for its services to the Predecessor Funds. The Adviser was not compensated directly by the Predecessor Funds.

29

Oakhurst Mutual Funds

Notes to Financial Statements

August 31, 2024

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

	Gross Advisory Fees	Waivers and/or Reimbursements	Recoupments	Net Advisory Fees
Oakhurst Fixed Income Fund	$570,542	$(224,568)	$—	$345,974
Oakhurst Short Duration Bond Fund	71,777	(140,157)	—	(68,380)
Oakhurst Short Duration High Yield Credit Fund	282,199	(120,174)	—	162,025

At the end of the current fiscal period, the Fund had amounts available for recoupment by the Adviser as follows:

	EXPIRATION
	August 31, 2027	Total
Oakhurst Fixed Income Fund	$181,008	$181,008
Oakhurst Short Duration Bond Fund	$108,148	$108,148
Oakhurst Short Duration High Yield Credit Fund	$94,367	$94,367

Ultimus Fund Solutions served as administrator for the Funds through October 27, 2023. Effective October 28, 2023, U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Ultimus Fund Solutions served as transfer and dividend disbursing agent for the Funds through October 27, 2023. Effective October 28, 2023, Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Ultimus Fund Distributors, LLC served as the principal underwriter and distributor of the Funds’ shares pursuant to a distribution agreement with F/m Funds Trust through October 27, 2023. Effective October 28, 2023, Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a distribution agreement with the Company.

DIRECTOR AND OFFICER COMPENSATION - The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Key Bridge Compliance, LLC provided the Chief Compliance Officer and compliance services to F/m Funds Trust. Additionally, certain trustees of the Predecessor Funds were affiliated with the Adviser and were not paid by the Predecessor Funds for serving in such capacities. Employees of the Company serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

30

Oakhurst Mutual Funds

Notes to Financial Statements

August 31, 2024

3. INVESTMENT TRANSACTIONS

During the current fiscal period ended August 31, 2024, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	Oakhurst Fixed Income Fund	Oakhurst Short Duration Bond Fund	Oakhurst Short Duration High Yield Credit Fund
Purchases of investment securities	$30,607,940	$3,967,314	$17,781,011
Proceeds from sales and maturities of investment securities	33,292,496	11,554,790	25,639,749

During the current fiscal period ended August 31, 2024, cost of purchases and proceeds from sales and maturities of U.S. government long-term securities were as follows:

	Oakhurst Fixed Income Fund	Oakhurst Short Duration Bond Fund	Oakhurst Short Duration High Yield Credit Fund
Purchases of U.S. government long-term securities	$20,202,065	$5,203,926	$—
Proceeds from sales and maturities of U.S. government securities	12,655,167	3,802,882	—

4. FEDERAL INCOME TAX INFORMATION

Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is provided in the Funds’ financial statements.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2024:

	Oakhurst Fixed Income Fund	Oakhurst Short Duration Bond Fund	Oakhurst Short Duration High Yield Credit Fund
Tax cost of investments	$127,957,171	$15,824,501	$35,643,747
Gross unrealized appreciation	1,871,494	72,577	635,708
Gross unrealized depreciation	(5,577,166)	(444,741)	(225,964)
Net unrealized appreciation/(depreciation) on investments	(3,705,672)	(372,164)	409,744
Undistributed ordinary income	226,365	42,851	13,297

31

Oakhurst Mutual Funds

Notes to Financial Statements

August 31, 2024

	Oakhurst Fixed Income Fund	Oakhurst Short Duration Bond Fund	Oakhurst Short Duration High Yield Credit Fund
Accumulated capital and other losses	$(9,076,258)	$(4,996,826)	$(12,150,770)
Distributions payable	(157,027)	(1,073)	(6,093)
Total distributable earnings/(loss)	$(12,712,592)	$(5,327,212)	$(11,733,822)

The difference between the federal income tax cost of investments and the financial statement cost of investments for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2023 and August 31, 2024 was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
Oakhurst Fixed Income Fund:
August 31, 2023	$4,008,527	$—	$4,008,527
August 31, 2024	$4,548,812	$—	$4,548,812
Oakhurst Short Duration Bond Fund:
August 31, 2023	$1,532,262	$—	$1,532,262
August 31, 2024	$792,322	$—	$792,322
Oakhurst Short Duration High Yield Credit Fund:
August 31, 2023	$3,601,448	$—	$3,601,448
August 31, 2024	$2,418,079	$—	$2,418,079

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to dividends payable amounts.

As of August 31, 2024, the Funds had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	Oakhurst Fixed Income Fund	Oakhurst Short Duration Bond Fund	Oakhurst Short Duration High Yield Credit Fund
Short-term loss carryforwards	$(901,758)	$(1,981,555)	$(4,706,925)
Long-term loss carryforwards	(8,174,500)	(3,015,271)	(7,443,845)
Total	$(9,076,258)	$(4,996,826)	$(12,150,770)

These CLCFs may be carried forward indefinitely and are available to offset net realized capital gains in future years, thereby reducing future taxable capital gain distributions.

32

Oakhurst Mutual Funds

Notes to Financial Statements

August 31, 2024

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. Each Fund identifies its major tax jurisdiction as U.S. Federal.

Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statements of Operations. During the fiscal year ended August 31, 2024, the Funds did not incur any interest or penalties.

5. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, each Fund pays a fee to the Custodian for administrative and custodial fees, which is calculated daily and paid monthly, in the amount of 20% of the Fund’s net income. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is shown below. Collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value of $1.00. The Funds will bear the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the net income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Oakhurst Fixed Income Fund	$—	$—	$861
Oakhurst Short Duration Bond Fund	193,061	197,125	3,870
Oakhurst Short Duration High Yield Credit Fund	—	—	8,591

33

Oakhurst Mutual Funds

Notes to Financial Statements

August 31, 2024

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Oakhurst Fixed Income Fund	$—	$—	$—	$—	$—	$—
Oakhurst Short Duration Bond Fund	193,061	—	193,061	(193,061)	—	—
Oakhurst Short Duration High Yield Credit Fund	—	—	—	—	—	—

1	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

2	Net amount represents the net amount receivable from the counterparty in the event of default.

6. Risks Associated with Collateralized Mortgage Obligations

Oakhurst Fixed Income Fund and Oakhurst Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in collateralized mortgage obligations (“CMOs”). This means each Fund generally aims to invest at least 25% of its total assets in agency and non-agency CMOs. The Funds’ investments in CMOs are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on CMOs, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a CMO and cause the Funds to reinvest their assets at a lower prevailing interest rate. CMOs are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of CMOs due to the deceleration of prepayments. CMOs may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in CMOs are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in CMOs, the Funds will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in CMOs. As of the end of the current fiscal period, Oakhurst Fixed Income Fund and Oakhurst Short Duration Bond Fund had 22.6% and 37.3%, respectively, of the value of their net assets invested in CMOs.

7. Risks Associated with Lower Rated Debt Securities

Oakhurst Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and may adversely affect their

34

Oakhurst Mutual Funds

Notes to Financial Statements

August 31, 2024

values. Such an economic downturn may be expected to result in increased defaults by the issuers of such securities. Securities rated below Baa by Moody’s Investors Service, Inc. or BBB by S&P Global Ratings or Fitch Ratings, Inc. are generally considered to be “junk” bonds.

8. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. Please refer to the Schedule of Investments for further details regarding each Fund’s investments in 144A securities.

9. Bank Line of Credit

Oakhurst Fixed Income Fund had an uncommitted senior secured line of credit up to $6,000,000 with its custodian bank which expired on December 15, 2023. Oakhurst Short Duration Bond Fund had an uncommitted senior secured line of credit up to $3,000,000, with its custodian bank which expired on December 15, 2023. Oakhurst Short Duration High Yield Credit Fund had an uncommitted senior secured line of credit up to $3,500,000, with its custodian bank which expired on December 15, 2023. All portfolio securities held by each Fund were pledged as collateral for its line of credit. Borrowings under the lines of credit bore interest at a rate per annum equal to the bank’s Prime Rate at the time of borrowing. During the current fiscal period, none of the Funds borrowed under their respective lines of credit.

10. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Subsequent to the end of the current fiscal period, the Funds paid the following distributions:

Fund	Record Date	EX-DATE/ PAY DATE	Distribution Rate Per Share
Oakhurst Fixed Income Fund	September 26, 2024	September 27, 2024	$0.02451799
Oakhurst Short Duration Bond Fund	September 26, 2024	September 27, 2024	$0.02730690
Oakhurst Short Duration High Yield Credit Fund	September 26, 2024	September 27, 2024	$0.04437409

35

Oakhurst Mutual Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and Oakhurst Short Duration High Yield Credit Fund (the “Funds”), each a series of The RBB Fund, Inc., as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 29, 2024

36

Oakhurst Mutual Funds

Other Information

(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered (1) the renewal of the investment advisory agreement between F/m and the Company (the “Investment Advisory Agreement”) on behalf of the Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and Oakhurst Short Duration High Yield Credit Fund (for this section only, each a “Fund” and collectively the “Funds”), and (2) the renewal of the sub-advisory agreement among F/m, the Company and Oakhurst Capital Advisors, LLC (the “Sub-Adviser”) (the “Sub-Advisory Agreement”), at a meeting of the Board held on May 15-16, 2024 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term ending August 16, 2025. The Board’s decision to approve the Advisory Agreement and the Sub-Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by F/m and the Sub-Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Advisory Agreement with respect to the Funds, and the renewal and approval of the Sub-Advisory Agreement among the Company, F/m and the Sub-Advisers with respect to the Funds, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of F/m or the Sub-Adviser were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Funds by F/m and the Sub-Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) F/m’s and the Sub-Adviser’s investment philosophies and processes; (iv) F/m’s and the Sub-Adviser’s assets under management and client descriptions; (v) F/m’s and the Sub-Adviser’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) F/m’s and the Sub-Adviser’s advisory fee arrangements and other similarly managed clients, as applicable; (vii) F/m’s and the Sub-Adviser’s compliance procedures; (viii) F/m’s and the Sub-Adviser’s financial information and insurance coverage, as applicable; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group; and (xi) a report comparing the performance of the Fund to the performance of its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by F/m and the Sub-Adviser. The Directors concluded that F/m and the Sub-Adviser had substantial resources to provide services to the Funds, and that F/m’s and the Sub-Adviser’s services had been acceptable.

The Directors also considered the investment performance of the Funds. Information on the Funds’ investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since inception periods ended December 31, 2023, as applicable. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Peer Groups was acceptable.

In reaching this conclusion, the Directors noted that the Oakhurst Fixed Income Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2023, and underperformed its benchmark for the three-month period ended December 31, 2023. The Board noted that the Oakhurst Fixed Income Fund’s total return outperformed the median of its Peer Group for the one-year, three-year, ten-year, and since-inception periods ended December 31, 2023, and underperformed the median of its Peer Group for the three-month and five-year periods ended December 31, 2023.

The Directors noted that the Oakhurst Short Duration Bond Fund outperformed its primary benchmark, the ICE BofA U.S. Corp./Govt. 1-3 Years Bond Index, for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2023. The Directors noted that the Oakhurst Short Duration Bond Fund outperformed the median of its Peer Group for the one-year, ten-year, and since-inception periods ended December 31, 2023, and underperformed the median of its Peer Group for the three-month, three-year, and five-year periods ended December 31, 2023.

37

Oakhurst Mutual Funds

Other Information

(Unaudited)

The Directors noted that the Oakhurst Short Duration High Yield Credit Fund underperformed its primary benchmark, the ICE BofA 1-5 Year U.S. Cash Pay High Yield Constrained Index, for the three-month, one-year, three-year, five-year and since-inception periods ended December 31, 2023. The Directors noted that the Oakhurst Short Duration High Yield Credit Fund outperformed the median of its Peer Group for the three-month and one-year periods ended December 31, 2023, equaled the median of its Peer Group for the since-inception period ended December 31, 2023, and underperformed the median of its Peer Group for the three-year and five-year periods ended December 3, 2023.

The Board also considered the advisory fee rate payable by the Funds under the Advisory Agreement. In this regard, information on the fees paid by a Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms. The Directors also considered the fees payable to the Sub-Adviser under the Sub-Advisory Agreement and the information provided by F/m on the services provided by the Sub-Adviser. In this regard, the Directors noted that the fees for the Sub-Adviser were paid directly by F/m and not by the Funds. The Directors noted that F/m had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2024, to limit total annual operating expenses to agreed upon levels for the Fund.

The Directors noted that the Oakhurst Fixed Income Fund’s net advisory fee was above the median and ranked in the 4th quintile of its Peer Group and the Fund’s total net expenses were above the median and ranked in the 4th quintile of its Peer Group.

The Directors noted that the Oakhurst Short Duration Bond Fund’s net advisory fee was below the median and ranked in the 1st quintile of its Peer Group, and the Fund’s total net expenses was above the median and ranked in the 4th quintile of its Peer Group.

The Directors noted that the Oakhurst Short Duration High Yield Credit Fund’s net advisory fee was above the median and ranked in the 3rd quintile of its Peer Group, and the Fund’s total net expenses were above the median and ranked in the 5th quintile of its Peer Group.

After reviewing the information regarding F/m’s and the Sub-Adviser’s costs, profitability and economies of scale, and after considering the services to be provided by F/m and the Sub-Adviser, the Directors concluded that the advisory fees to be paid by the Funds to F/m and the sub-advisory fees to be paid to each Sub-Adviser were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2025.

38

Investment Adviser

F/m Investments, LLC d/b/a Oakhurst Capital Management, LLC
3050 K Street, NW
Suite 201
Washington, DC 20007

Sub-Adviser

Oakhurst Capital Advisors, LLC
1875 Century Park E,
Suite 950
Los Angeles, CA 90067

Administrator and Transfer Agent

U.S.Bank Global Fund Services
P.O. Box 701
Milwaukee,Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue,
Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

39

Financial Statements
August 31, 2024

F/m Opportunistic Income ETF | (Nasdaq: XFIX)

a series of The RBB Fund, Inc.

F/m Investments, LLC d/b/a North Slope Capital, LLC

Schedule of Investments	1
Financial Statements	4
Notes to Financial Statements	8
Report of Independent Registered Public Accounting Firm	18
Shareholder Tax Information	19
Other Information	20

F/m Opportunistic Income ETF

Schedule of Investments

August 31, 2024

	Par	Value

CORPORATE BONDS — 75.1%
Consumer Discretionary — 9.0%
Ford Motor Co., 3.25%, 02/12/2032	$1,843,000	$1,569,730
VF Corp., 2.95%, 04/23/2030(a)	1,885,000	1,627,113
		3,196,843

Energy — 11.7%
Cheniere Energy Partners LP, 4.50%, 10/01/2029	1,643,000	1,606,797
Kinder Morgan, Inc., 5.55%, 06/01/2045	1,713,000	1,661,708
Phillips 66 Partners LP
3.61%, 02/15/2025	65,000	64,362
3.75%, 03/01/2028(a)	500,000	469,006
3.15%, 12/15/2029	365,000	318,683
		4,120,556

Finance and Insurance — 4.5%
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	1,571,000	1,594,565

Financials — 9.2%
Bank of America Corp., 5.88% to 03/15/2028 then 3 mo. Term SOFR + 3.19%, Perpetual	1,631,000	1,619,692
JPMorgan Chase & Co., 4.60% to 02/01/2025 then 3 mo. Term SOFR + 3.13%, Perpetual	1,638,000	1,629,322
		3,249,014

Health Care — 4.8%
Viatris, Inc., 3.85%, 06/22/2040	2,218,000	1,693,870

Industrials — 4.7%
Concentrix Corp., 6.85%, 08/02/2033(a)	1,575,000	1,644,824

Information Technology — 6.6%
Kyndryl Holdings, Inc., 6.35%, 02/20/2034	1,605,000	1,689,405
VeriSign, Inc., 4.75%, 07/15/2027	661,000	658,905
		2,348,310

Manufacturing — 9.2%
Celanese US Holdings LLC, 6.33%, 07/15/2029	1,541,000	1,628,948
Dell, Inc., 6.50%, 04/15/2038	1,490,000	1,620,882
		3,249,830

The accompanying notes are an integral part of these financial statements.

1

F/m Opportunistic Income ETF

Schedule of Investments (COntinued)

August 31, 2024

	Par	Value

CORPORATE BONDS — 75.1% (Continued)
Mining, Quarrying, and Oil and Gas Extraction — 4.0%
Freeport Minerals Corp., 9.50%, 06/01/2031	$1,128,000	$1,398,754

Professional, Scientific, and Technical Services — 4.5%
Leidos, Inc., 5.75%, 03/15/2033	1,525,000	1,585,571

Utilities — 4.5%
Florida Power & Light Co., 3.80%, 12/15/2042	1,913,000	1,600,340

Wholesale Trade — 2.4%
Ricoh USA, Inc., 6.75%, 12/01/2025	875,000	860,095
TOTAL CORPORATE BONDS (Cost $25,237,000)		26,542,572

FOREIGN CORPORATE BONDS — 4.3%
Information Technology — 4.3%
Nokia Oyj, 6.63%, 05/15/2039	1,445,000	1,527,760
TOTAL FOREIGN CORPORATE BONDS (Cost $1,429,787)		1,527,760

MUNICIPAL BONDS — 0.4%
New Hampshire Business Finance Authority
3.25%, 04/01/2028	130,000	100,605
3.96%, 10/01/2031	40,000	36,227
TOTAL MUNICIPAL BONDS (Cost $145,506)		136,832

	Shares

EXCHANGE TRADED FUNDS — 18.8%
F/m 10-Year Investment Grade Corporate Bond ETF(c)	30,000	1,542,600
F/m 3-Year Investment Grade Corporate Bond ETF(c)	41,200	2,098,209
US Treasury 10 Year Note ETF(a)(c)	64,060	2,882,700
US Treasury 2 Year Note ETF(c)	2,600	126,269
TOTAL EXCHANGE TRADED FUNDS (Cost $6,542,334)		6,649,778

The accompanying notes are an integral part of these financial statements.

2

F/m Opportunistic Income ETF

Schedule of Investments (CONCLUDED)

August 31, 2024

	Units	Value

SHORT-TERM INVESTMENTS — 8.1%
Investments Purchased with Proceeds from Securities Lending — 8.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.42% (b)	2,860,737	$2,860,737
TOTAL SHORT-TERM INVESTMENTS (Cost $2,860,737)		2,860,737
TOTAL INVESTMENTS — 106.7% (Cost $36,215,364)		37,717,679
Liabilities in Excess of Other Assets — (6.7)%		(2,374,582)
TOTAL NET ASSETS — 100.0%		$35,343,097

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $2,795,195 which represented 7.9% of net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

(c)	Affiliated company as defined by the Investment Company Act of 1940, as amended.

The accompanying notes are an integral part of these financial statements.

3

F/m Opportunistic Income ETF

Statement of Assets and Liabilities

August 31, 2024

ASSETS
Investments in securities of unaffiliated issuers, at value (cost $26,812,293)	$28,207,164	(1)
Investments in securities of affiliated issuers, at value (cost $6,542,334) (See Note 8)	6,649,778
Investments purchased with proceeds from securities lending collateral, at value (cost $2,860,737)	2,860,737
Cash equivalents	115,895
Receivables for:
Interest	379,330
Securities lending	2,213
Total assets	38,215,117

LIABILITIES
Payables for:
Securities lending collateral (see Note 6)	2,860,737
Advisory fees	11,283
Total liabilities	2,872,020
Net assets	$35,343,097

NET ASSETS CONSIST OF:
Par value	$670
Paid-in capital	33,723,650
Total distributable earnings/(losses)	1,618,777
Net assets	$35,343,097

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	670,000
Net asset value and redemption price per share	$52.75

(1)	Includes market value of securities on loan of $2,795,195

The accompanying notes are an integral part of these financial statements.

4

F/m Opportunistic Income ETF

Statement of Operations

FOR THE Period ENDED August 31, 2024(1)

INVESTMENT INCOME
Interest income	$1,617,416
Dividends from unaffiliated investments	20,783
Dividends from affiliated investments (See Note 8)	44,505
Securities lending income, net	3,501
Total investment income	1,686,205

EXPENSES
Advisory fees (Note 3)	108,078
Total expenses	108,078
Net investment income/(loss)	1,578,127

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments in unaffiliated issuers	(36,843)
Net realized gain/(loss) from investments in affiliated issuers (See Note 8)	742
Net realized gain from redemption in-kind	178,748
Net change in unrealized appreciation/(depreciation) on investments of unaffiliated issuers	1,394,871
Net change in unrealized appreciation/(depreciation) on investments of affiliated issuers (See Note 8)	107,444
Net realized and unrealized gain/(loss)	1,644,962
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,223,089

(1)	Inception date of the Fund was September 5, 2023.

The accompanying notes are an integral part of these financial statements.

5

F/m Opportunistic Income ETF

Statement of Changes in Net Assets

FOR THE Period ENDED August 31, 2024(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$1,578,127
Net realized gain/(loss) from investments	142,647
Net change in unrealized appreciation/(depreciation) on investments	1,502,315
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,223,089

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(1,425,564)
Net decrease in net assets from dividends and distributions to shareholders	(1,425,564)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	39,262,915
Shares redeemed	(5,717,343)
Net increase/(decrease) in net assets from capital share transactions	33,545,572
TOTAL INCREASE/(DECREASE) IN NET ASSETS	35,343,097

NET ASSETS:
Beginning of period	$—
End of period	$35,343,097

SHARE TRANSACTIONS:
Shares sold	780,000
Shares redeemed	(110,000)
Net increase/(decrease) in shares	670,000

(1)	Inception date of the Fund was September 5, 2023.

The accompanying notes are an integral part of these financial statements.

6

F/m Opportunistic Income ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	FOR THE Period ENDED August 31,
	2024(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.00
Net investment income/(loss)(2)	2.85
Net realized and unrealized gain/(loss) from investments	2.45
Net increase/(decrease) in net assets resulting from operations	5.30
Dividends and distributions to shareholders from:
Net investment income	(2.55)
Total dividends and distributions to shareholders	(2.55)
Net asset value, end of period	$52.75
Market value, end of period	$52.88
Total investment return/(loss) on net asset value(3)	10.93	%(5)
Total investment return/(loss) on market price(4)	11.15	%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$35,343
Ratio of expenses to average net assets	0.39	%(6)
Ratio of net investment income/(loss) to average net assets	5.68	%(6)
Portfolio turnover rate	92	%(5)

(1)	Inception date of the Fund was September 5, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

7

F/m Opportunistic Income ETF

Notes to Financial Statements

August 31, 2024

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-five separate investment portfolios, including the F/m Opportunistic Income ETF (the “Fund”). The Fund commenced investment operations on September 5, 2023.

RBB has authorized capital of one hundred billion shares of common stock of which 92.923 billion shares are currently classified into two hundred and thirty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the Fund is to maximize total return, including both income and appreciation, by identifying undervalued and opportunistic sectors and securities in the U.S. fixed income markets.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is August 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal period since the Fund’s inception from September 5, 2023 through August 31, 2024 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser” or “F/m”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

August 31, 2024

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate Bonds	$26,542,572	$—	$26,542,572	$—
Exchange Traded Funds	6,649,778	6,649,778	—	—
Foreign Corporate Bonds	1,527,760	—	1,527,760	—
Municipal Bonds	136,832	—	136,832	—
Investments Purchased with Proceeds from Securities Lending*	2,860,737	—	—	—
Total Investments**	$37,717,679	$6,649,778	$28,207,164	$—

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Schedule of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Fund did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion

9

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

August 31, 2024

of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. The Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own the Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT POLICIES AND PRACTICES

The sections below describe some of the different types of investments that may be made by the Fund and the investment practices in which the Fund may engage.

Cash Equivalents and Short-Term InvestmentS - The Fund may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and the Fund’s principal investment strategies. The Fund may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, the Fund may not be able to achieve its investment objective.

Illiquid Investments - Pursuant to Rule 22e-4 under the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which the Fund is carrying the investments. To the extent an investment held by the Fund is deemed to be an illiquid investment or a less liquid investment, the Fund will be exposed to a greater liquidity risk.

Inflation Protected Securities - The Fund may invest in inflation protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

10

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

August 31, 2024

Other Investment Companies - The Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds (“ETFs”) registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, the Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. The Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted revisions to the rules permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. These regulatory changes may adversely impact the Fund’s investment strategies and operations.

U.S. Government Securities - The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Zero-Coupon and Step Coupon Securities - The Fund may invest in zero-coupon and step coupon securities. Zero-coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero-coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

CREDIT RISK - The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the underlying funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund may cause it to default or become unable to pay interest or principal due on the security.

Temporary Investments - During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, the Fund would not be pursuing its stated investment objective with its usual investment strategies. The Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities.

11

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

August 31, 2024

In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. The Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT ADVISER AND OTHER SERVICES

The Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of the Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of the Fund. The Adviser is controlled by Diffractive Managers Group, LLC, a Delaware limited liability company, and EQSF Holdings, LLC, a Delaware limited liability company owned by three officers of the Company. The Fund compensates the Adviser with a unitary management fee for its services at an annual rate of 0.39% of the Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of the Fund, including transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes, distribution fees and expenses paid by the Fund under any distribution plan adopted, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

During the current fiscal period, investment advisory fees accrued were as follows:

ADVISORY FEES
$108,078

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

DIRECTOR AND OFFICER COMPENSATION — The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. As of the end of the current fiscal period, there were no director and officer fees charged or paid by the Fund.

12

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

August 31, 2024

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Fund were as follows:

Purchases of investment securities	$32,961,323
Sales of investment securities	26,074,652

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Fund were as follows:

In-kind purchases of investment securities	$32,466,840
Proceeds from in-kind sales of investment securities	5,141,802

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2024, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
$36,215,364	$1,519,194	$(16,879)	$1,502,315

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2024, there were permanent differences related to redemptions in-kind between distributable earnings/(loss) and paid-in capital, respectively for the Fund:

DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN-CAPITAL
$(178,750)	$178,750

13

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

August 31, 2024

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	Capital loss Carryover	Qualified Late-year Loss
$152,563	$—	$1,502,315	$(36,101)	$—

The tax character of distributions paid during the fiscal year ended August 31, 2024 was as follows:

Ordinary Income	Long-Term Capital Gains
$1,425,564	$—

The Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Fund had unexpiring short-term losses of $36,101.

6. SECURITIES LENDING

The Fund may make secured loans of its Fund securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Fund is determined. When the collateral falls below specified amounts, the Fund’s lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund receives compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Fund and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Fund, and the Custodian, each Fund pays a fee to the Custodian for administrative and custodial fees, which is calculated daily and paid monthly, in the amount of 20% of the Fund’s net income. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is shown below. Collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value of $1.00. The Fund will bear the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the net income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
F/m Opportunistic Income ETF	$2,795,195	$2,860,737	$3,501

Securities lending transactions are entered into by the Fund’s securities lending agent on behalf of the Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund’s securities lending agent on behalf of the Fund under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Fund to

14

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

August 31, 2024

the same counterparty against amounts to be received and create one single net payment due to or from the Fund. The following table is a summary of the Fund’s open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
F/m Opportunistic Income ETF	$2,795,195	$—	$2,795,195	$(2,795,195)	$—	$—

1	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

2	Net amount represents the net amount receivable from the counterparty in the event of default.

7. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NASDAQ, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

15

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

August 31, 2024

8. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Fund. Fund of funds are allowed to invest in other investment companies in excess of the limits imposed, if certain requirements, such as being part of the same group of investment companies, are met. As defined in Section (2)(a)(3) of the 1940 Act, such affiliated issuers are:

	September 5, 2023*		Additions		Reductions
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Proceeds
F/m 2-Year Investment Grade Corporate Bond ETF	—	$—	33,800	$1,694,741	(33,800)	$(1,694,654)
F/m 3-Year Investment Grade Corporate Bond ETF	—	—	43,000	2,165,763	(1,800)	(90,200)
F/m 10-Year Investment Grade Corporate Bond ETF	—	—	30,000	1,507,200	—	—
U.S. Treasury 3 Month Bill ETF	—	—	310,120	15,478,131	(310,120)	(15,479,286)
U.S. Treasury 2 Year Note ETF	—	—	2,600	126,022	—	—
U.S. Treasury 7 Year Note ETF	—	—	8,680	418,310	(8,680)	(416,550)
U.S. Treasury 10 Year Note ETF	—	—	68,610	3,033,992	(4,550)	(201,878)
	—	—	496,810	24,424,159	(358,950)	(17,882,568)

*	Inception date of the Fund was September 5, 2023.

16

F/m Opportunistic Income ETF

Notes to Financial Statements (CONCLUDED)

August 31, 2024

	AUGUST 31, 2024
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Value	Cost
F/m 2-Year Investment Grade Corporate Bond ETF	$2,160	$—	$—	$(87)	$—	$—	$—
F/m 3-Year Investment Grade Corporate Bond ETF	8,904	—	22,343	303	41,200	2,098,209	2,075,866
F/m 10-Year Investment Grade Corporate Bond ETF	6,070	—	35,400	—	30,000	1,542,600	1,507,200
U.S. Treasury 3 Month Bill ETF	19,219	—	—	1,155	—	—	—
U.S. Treasury 2 Year Note ETF	—	—	247	—	2,600	126,269	126,022
U.S. Treasury 7 Year Note ETF	—	—	—	(1,760)	—	—	—
U.S. Treasury 10 Year Note ETF	8,152	—	49,454	1,131	64,060	2,882,700	2,833,246
	$44,505	$—	$107,444	$742	$137,860	$6,649,778	$6,542,334

9. SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Subsequent to the end of the current fiscal period, the Fund paid the following distributions:

Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
9/3/2024	9/3/2024	9/4/2024	$0.22772543
10/1/2024	10/1/2024	10/2/2024	$0.24258973

17

F/m Opportunistic Income ETF

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Directors of
The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of F/m Opportunistic Income ETF (the “Fund”), a series of The RBB Fund, Inc., as of August 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for the period from September 5, 2023 (commencement of operations) through August 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations, the changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by F/M Investments, LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 29, 2024

18

F/m Opportunistic Income ETF

Shareholder Tax Information

(Unaudited)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable period ended August 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. During the fiscal year ended August 31, 2024, the Fund paid ordinary income dividends, and did not pay long-term capital gains dividends to its shareholders.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2024. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2025.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any. In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

19

F/m Opportunistic Income ETF

Other Information

(Unaudited)

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.fminvest.com/etfs/xfix.

20

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC
3050 K Street NW, Suite W-201
Washington, DC 20007

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

21

FREE MARKET U.S. EQUITY FUND
FREE MARKET INTERNATIONAL EQUITY FUND
FREE MARKET FIXED INCOME FUND

of

The RBB Fund, Inc.

Financial Statements

August 31, 2024

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

AUGUST 31, 2024

	Shares	Value
OPEN-END FUNDS — 100.0%
iShares Core S&P 500 ETF	620,081	$351,430,907
iShares MSCI USA Value Factor ETF	3,699,472	399,653,960
U.S. Large Cap Value Portfolio III - Class Institutional(a)	19,819,560	644,333,898
U.S. Large Cap Value Series(b)	2,825,615	240,685,924
U.S. Large Company Portfolio - Class Institutional(a)	7,646,066	287,033,316
U.S. Micro Cap Portfolio - Class Institutional(c)	22,609,423	650,473,086
U.S. Small Cap Portfolio - Class Institutional(c)	13,351,197	647,666,560
U.S. Small Cap Value Portfolio - Class Institutional(c)	22,115,591	1,079,019,682
TOTAL OPEN-END FUNDS (Cost $2,465,972,771)		4,300,297,333

SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
Invesco Government & Agency Portfolio - Class Institutional, 5.19% (d)	3,316,794	3,316,794
TOTAL SHORT-TERM INVESTMENTS (Cost $3,316,794)		3,316,794
TOTAL INVESTMENTS — 100.1% (Cost $2,469,289,565)		4,303,614,127
Liabilities in Excess of Other Assets — (0.1)%		(2,428,528)
TOTAL NET ASSETS — 100.0%		$4,301,185,599

Percentages are stated as a percent of net assets.

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of DFA Investment Dimensions Group Inc.
(d)	The rate shown represents the 7-day effective yield as of August 31, 2024.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

1

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

AUGUST 31, 2024

	Shares	Value
OPEN-END FUNDS — 99.9%
Dimensional International Small Cap ETF(a)	10,798,589	$283,678,933
Canadian Small Company Series(b)	2,108,704	41,103,028
DFA International Small Cap Value Portfolio - Class Institutional(c)	55,524,361	1,321,479,796
DFA International Value Portfolio III - Class Institutional (d)	26,315,159	500,514,321
DFA International Value Series(b)	13,260,640	488,389,388
Emerging Markets Small Cap Portfolio - Class Institutional(c)	6,501,987	157,543,151
Emerging Markets Value Portfolio - Class Institutional(c)	4,903,650	157,112,949
iShares Core MSCI EAFE ETF(a)	2,120,454	163,677,844
iShares Core MSCI Emerging Markets ETF	3,086,448	168,087,958
TOTAL OPEN-END FUNDS (Cost $2,571,703,270)		3,281,587,368

	Units
SHORT-TERM INVESTMENTS — 1.9%
Investments Purchased with Proceeds from Securities Lending — 1.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.42%(e)	60,371,483	60,371,482

	Shares
Money Market Funds — 0.1%
Invesco Government & Agency Portfolio - Class Institutional, 5.19% (f)	3,494,131	3,494,131
TOTAL SHORT-TERM INVESTMENTS (Cost $63,865,613)		63,865,613
TOTAL INVESTMENTS — 101.8% (Cost $2,635,568,883)		3,345,452,981
Liabilities in Excess of Other Assets — (1.8)%		(62,004,762)
TOTAL NET ASSETS — 100.0%		$3,283,448,219

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of August 31, 2024. At August 31, 2024, the total market value of these securities was $59,175,552 which represented 1.8% of net assets.
(b)	A portfolio of Dimensional Investment Group Inc.
(c)	A portfolio of DFA Investment Trust Company.
(d)	A portfolio of DFA Investment Dimensions Group Inc.
(e)	The rate shown is as of August 31, 2024.
(f)	The rate shown represents the 7-day effective yield as of August 31, 2024.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

2

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

AUGUST 31, 2024

	Shares	Value
OPEN-END FUNDS — 99.5%
DFA One-Year Fixed Income Portfolio - Class Institutional(a)	40,595,446	$415,291,417
DFA Two-Year Global Fixed Income Portfolio - Class Institutional(a)	72,133,191	721,331,912
Dimensional Inflation-Protected Securities ETF(b)	3,459,553	144,300,377
iShares 1-3 Year Treasury Bond ETF(b)	1,387,785	114,908,598
iShares 1-5 Year Investment Grade Corporate Bond ETF(b)	13,273,190	694,586,033
iShares 3-7 Year Treasury Bond ETF(b)	1,469,507	174,459,871
iShares 5-10 Year Investment Grade Corporate Bond ETF(b)	3,297,917	174,987,476
iShares Core International Aggregate Bond ETF(b)	8,487,881	435,343,416
TOTAL OPEN-END FUNDS (Cost $2,920,832,785)		2,875,209,100

	Units
SHORT-TERM INVESTMENTS — 2.1%
Investments Purchased with Proceeds from Securities Lending — 1.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.42%(c)	45,081,700	45,081,700

	Shares
Money Market Funds — 0.5%
Invesco Government & Agency Portfolio - Class Institutional, 5.19% (d)	15,509,502	15,509,502
TOTAL SHORT-TERM INVESTMENTS (Cost $60,591,202)		60,591,202
TOTAL INVESTMENTS — 101.6% (Cost $2,981,423,987)		2,935,800,302
Liabilities in Excess of Other Assets — (1.6)%		(44,862,228)
TOTAL NET ASSETS — 100.0%		$2,890,938,074

Percentages are stated as a percent of net assets.

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	All or a portion of this security is on loan as of August 31, 2024. At August 31, 2024, the total market value of these securities was $44,071,104 which represented 1.5% of net assets.
(c)	The rate shown is as of August 31, 2024.
(d)	The rate shown represents the 7-day effective yield as of August 31, 2024.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

3

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

Statements of Assets and Liabilities

AUGUST 31, 2024

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
ASSETS
Investments in non-affiliated funds, at value (cost $2,465,972,771, $2,571,703,270 and $2,920,832,785, respectively)	$4,300,297,333	$3,281,587,368	$2,875,209,100
Short-term investments, at value (cost $3,316,794, $3,494,131 and $15,509,502, respectively)	3,316,794	3,494,131	15,509,502
Investments purchased with proceeds from securities lending collateral (cost $—, $60,371,482 and $45,081,700, respectively)	—	60,371,482	45,081,700
Receivables for:
Capital shares sold	1,372,632	1,168,529	1,216,415
Dividends and interest	13	19,129	2,480,644
Prepaid expenses and other assets	172,483	120,416	110,521
Total assets	4,305,159,255	3,346,761,055	2,939,607,882
LIABILITIES
Payables for:
Capital shares redeemed	1,923,704	1,420,757	1,622,583
Advisory fees	1,721,118	1,321,467	1,203,984
Administration and accounting fees	141,534	105,776	111,300
Transfer agent fees	5,651	7,788	7,856
Securities lending collateral (see Note 6)	—	60,371,482	45,081,700
Investments purchased	—	—	500,000
Other accrued expenses and liabilities	181,649	85,566	142,385
Total liabilities	3,973,656	63,312,836	48,669,808
Net assets	$4,301,185,599	$3,283,448,219	$2,890,938,074

NET ASSETS CONSIST OF:
Par value	$174,161	$264,240	$285,469
Paid-in capital	2,309,260,075	2,459,133,575	2,948,937,925
Total distributable earnings/(loss)	1,991,751,363	824,050,404	(58,285,320)
Net assets	$4,301,185,599	$3,283,448,219	$2,890,938,074

CAPITAL SHARES:
Net assets	$4,301,185,599	$3,283,448,219	$2,890,938,074
Shares outstanding ($0.001 par value, 700,000,000 shares authorized)	174,160,756	264,239,592	285,468,934
Net asset value, offering and redemption price per share	$24.70	$12.43	$10.13

4

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

Statements of Operations

FOR THE Year ENDED AUGUST 31, 2024

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
INVESTMENT INCOME
Dividends from non-affiliated funds	$62,528,752	$102,476,812	$103,397,366
Interest income	247,464	269,011	769,707
Securities lending income	27,974	184,440	156,457
Total investment income	62,804,190	102,930,263	104,323,530

EXPENSES
Advisory fees (Note 2)	19,003,981	14,615,451	13,737,559
Administration and accounting fees (Note 2)	556,767	450,429	390,760
Director fees	422,578	329,344	312,975
Officer fees	285,794	221,480	210,714
Legal fees	190,499	147,836	142,697
Custodian fees (Note 2)	99,521	81,312	79,522
Registration and filing fees	89,566	72,350	71,513
Transfer agent fees (Note 2)	66,537	71,342	70,768
Printing and shareholder reporting fees	57,485	56,001	52,805
Audit and tax service fees	42,623	43,448	41,997
Other expenses	165,464	238,488	108,612
Total expenses	20,980,815	16,327,481	15,219,922
Net investment income/(loss)	41,823,375	86,602,782	89,103,608

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Non-affiliated funds	71,585,093	27,470,048	(18,576,023)
Capital gain distributions from non-affiliated fund investments	64,832,047	1,394,269	—
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	551,485,192	379,850,519	99,079,963
Net realized and unrealized gain/(loss) on investments	687,902,332	408,714,836	80,503,940
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$729,725,707	$495,317,618	$169,607,548

5

The accompanying notes are an integral part of the financial statements.

FREE MARKET U.S. EQUITY FUND

Statements of Changes in Net Assets

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$41,823,375	$40,625,266
Net realized gain/(loss) from investments	136,417,140	125,519,038
Net change in unrealized appreciation/(depreciation) on investments	551,485,192	167,184,995
Net increase/(decrease) in net assets resulting from operations	729,725,707	333,329,299

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(155,017,081)	(254,085,784)
Net decrease in net assets from dividends and distributions to shareholders	(155,017,081)	(254,085,784)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	476,286,979	478,766,781
Reinvestment of distributions	154,979,410	253,858,591
Shares redeemed	(583,688,219)	(425,824,595)
Net increase/(decrease) in net assets from capital shares	47,578,170	306,800,777
Total increase/(decrease) in net assets	622,286,796	386,044,292

NET ASSETS:
Beginning of period	3,678,898,803	3,292,854,511
End of period	$4,301,185,599	$3,678,898,803

SHARES TRANSACTIONS:
Shares sold	21,414,430	23,305,151
Dividends and distributions reinvested	6,949,749	13,098,999
Shares redeemed	(26,322,345)	(20,585,763)
Net increase/(decrease) in shares outstanding	2,041,834	15,818,387

6

The accompanying notes are an integral part of the financial statements.

FREE MARKET INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$86,602,782	$70,936,748
Net realized gain/(loss) from investments	28,864,317	1,605,191
Net change in unrealized appreciation/(depreciation) on investments	379,850,519	317,867,303
Net increase/(decrease) in net assets resulting from operations	495,317,618	390,409,242

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(71,432,283)	(86,538,910)
Net decrease in net assets from dividends and distributions to shareholders	(71,432,283)	(86,538,910)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	386,235,877	387,653,039
Reinvestment of distributions	71,413,639	86,521,788
Shares redeemed	(423,715,477)	(347,793,059)
Net increase/(decrease) in net assets from capital shares	33,934,039	126,381,768
Total increase/(decrease) in net assets	457,819,374	430,252,100

NET ASSETS:
Beginning of period	2,825,628,845	2,395,376,745
End of period	$3,283,448,219	$2,825,628,845

SHARES TRANSACTIONS:
Shares sold	34,170,229	38,443,413
Dividends and distributions reinvested	6,416,320	8,874,030
Shares redeemed	(37,820,659)	(33,803,982)
Net increase/(decrease) in shares outstanding	2,765,890	13,513,461

7

The accompanying notes are an integral part of the financial statements.

FREE MARKET FIXED INCOME FUND

Statements of Changes in Net Assets

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$89,103,608	$46,630,289
Net realized gain/(loss) from investments	(18,576,023)	(4,986,787)
Net change in unrealized appreciation/(depreciation) on investments	99,079,963	68,242
Net increase/(decrease) in net assets resulting from operations	169,607,548	41,711,744

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(82,530,062)	(42,935,911)
Net decrease in net assets from dividends and distributions to shareholders	(82,530,062)	(42,935,911)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	414,922,883	409,425,077
Reinvestment of distributions	82,496,375	42,929,725
Shares redeemed	(478,913,639)	(414,939,183)
Net increase/(decrease) in net assets from capital shares	18,505,619	37,415,619
Total increase/(decrease) in net assets	105,583,105	36,191,452

NET ASSETS:
Beginning of period	2,785,354,969	2,749,163,517
End of period	$2,890,938,074	$2,785,354,969

SHARES TRANSACTIONS:
Shares sold	41,907,589	42,009,136
Dividends and distributions reinvested	8,351,711	4,445,055
Shares redeemed	(48,478,845)	(42,657,402)
Net increase/(decrease) in shares outstanding	1,780,455	3,796,789

8

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$21.37	$21.07	$23.59	$16.06	$16.90
Net investment income/(loss)(1)	0.24	0.24	0.21	0.21	0.17
Net realized and unrealized gain/(loss) on investments	4.00	1.68	(1.69)	7.62	— (2)
Net increase/(decrease) in net assets resulting from operations	4.24	1.92	(1.48)	7.83	0.17
Dividends and distributions to shareholders from:
Net investment income	(0.25)	(0.21)	(0.41)	(0.08)	(0.16)
Net realized capital gains	(0.66)	(1.41)	(0.63)	(0.22)	(0.85)
Total dividends and distributions to shareholders	(0.91)	(1.62)	(1.04)	(0.30)	(1.01)
Net asset value, end of period	$24.70	$21.37	$21.07	$23.59	$16.06
Total investment return/(loss)(3)	20.30%	9.92%	(6.77)%	49.28%	0.32%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,301,186	$3,678,899	$3,292,855	$3,635,318	$2,839,337
Ratio of expenses to average net assets(4)	0.54%	0.55%	0.56%	0.55%	0.56%
Ratio of net investment income/(loss) to average net assets(4)	1.08%	1.18%	0.92%	1.05%	1.05%
Portfolio turnover rate	4%	2%	7%	5%	14%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

9

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$10.81	$9.66	$11.60	$8.89	$9.09
Net investment income/(loss)(1)	0.33	0.27	0.34	0.18	0.19
Net realized and unrealized gain/(loss) on investments	1.57	1.22	(2.13)	2.84	(0.13)
Net increase/(decrease) in net assets resulting from operations	1.90	1.49	(1.79)	3.02	0.06
Dividends and distributions to shareholders from:
Net investment income	(0.28)	(0.34)	(0.15)	(0.13)	(0.14)
Net realized capital gains	—	—	—	(0.18)	(0.12)
Total dividends and distributions to shareholders	(0.28)	(0.34)	(0.15)	(0.31)	(0.26)
Net asset value, end of period	$12.43	$10.81	$9.66	$11.60	$8.89
Total investment return/(loss)(2)	17.86%	15.82%	(15.63)%	34.43%	0.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,283,448	$2,825,629	$2,395,377	$2,682,213	$2,153,655
Ratio of expenses to average net assets(3)	0.55%	0.55%	0.56%	0.56%	0.58%
Ratio of net investment income/(loss) to average net assets(3)	2.92%	2.68%	3.08%	1.70%	2.13%
Portfolio turnover rate	13%	3%	2%	5%	28%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

The accompanying notes are an integral part of the financial statements.

10

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$9.82	$9.82	$10.56	$10.61	$10.47
Net investment income/(loss)(1)	0.32	0.17	0.05	0.03	0.15
Net realized and unrealized gain/(loss) on investments	0.29	(0.01)	(0.74)	— (2)	0.16
Net increase/(decrease) in net assets resulting from operations	0.61	0.16	(0.69)	0.03	0.31
Dividends and distributions to shareholders from:
Net investment income	(0.30)	(0.16)	(0.05)	(0.05)	(0.17)
Net realized capital gains	—	—	—	(0.03)	—
Return of capital	—	—	—	— (2)	—
Total dividends and distributions to shareholders	(0.30)	(0.16)	(0.05)	(0.08)	(0.17)
Net asset value, end of period	$10.13	$9.82	$9.82	$10.56	$10.61
Total investment return/(loss)(3)	6.30%	1.62%	(6.51)%	0.31%	2.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,890,938	$2,785,355	$2,749,164	$2,820,610	$2,307,909
Ratio of expenses to average net assets(4)	0.55%	0.55%	0.56%	0.56%	0.56%
Ratio of net investment income/(loss) to average net assets(4)	3.20%	1.72%	0.51%	0.27%	1.39%
Portfolio turnover rate	8%	3%	3%	2%	46%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

11

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

Notes to Financial Statements

AUGUST 31, 2024

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-five separate investment portfolios, including the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund (each a “Fund” and collectively, the “Funds”). Each Fund operates as a “fund of funds” and commenced investment operations on December 31, 2007.

RBB has authorized capital of one hundred billion shares of common stock of which 92.923 billion shares are currently classified into two hundred and thirty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Free Market U.S. Equity and Free Market International Equity’s investment objective is to seek long-term capital appreciation. Free Market Fixed Income’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is August 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2024 (the “current fiscal period”).

Investment Company Securities – The Funds pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the ETFs and underlying funds. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Funds invest in a number of different underlying funds, including underlying funds that are portfolios of DFA Investment Dimensions Group Inc., and Dimensional Investment Group Inc. (collectively, “DFA Underlying Funds”) and iShares by BlackRock (“iShares Underlying Funds”). Information about DFA Underlying Funds’ and iShares Underlying Funds’ risks may be found in such DFA Underlying Funds’ and iShares Underlying Funds’ annual or semiannual report to shareholders, which can be found at us.dimensional.com and iShares.com, respectively. Additional information about derivatives related risks, if applicable, may also be found in each such DFA Underlying Funds’ or iShares Underlying Funds’ annual or semiannual report to shareholders. The annual and semiannual reports to shareholders for the underlying funds may also be found by visiting the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Fund’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in ETFs are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board” or “Directors”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Matson Money, Inc. (“Matson Money” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee

12

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

AUGUST 31, 2024

is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open-End Funds	$4,059,611,409	$—	$—	$4,059,611,409
Investments Measured at Net Asset Value*	—	—	—	240,685,924
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	—
Short-Term Investments	3,316,794	—	—	3,316,794
Total Investments**	$4,062,928,203	$—	$—	$4,303,614,127

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open-End Funds	$2,752,094,952	$—	$—	$2,752,094,952
Investments Measured at Net Asset Value*	—	—	—	529,492,416
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	60,371,482
Short-Term Investments	3,494,131	—	—	3,494,131
Total Investments**	$2,755,589,083	$—	$—	$3,345,452,981

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

13

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

AUGUST 31, 2024

FREE MARKET FIXED INCOME Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open-End Funds	$2,875,209,100	$—	$—	$2,875,209,100
Investments Measured at Net Asset Value*	—	—	—	—
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	45,081,700
Short-Term Investments	15,509,502	—	—	15,509,502
Total Investments**	$2,890,718,602	$—	$—	$2,935,800,302

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust

14

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

AUGUST 31, 2024

of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Funds’ pro-rata expenses of the underlying mutual funds in which each Fund invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Fund with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

MARKET RISK — The value of a Fund’s shares will fluctuate as a result of the movement of the overall stock market or the value of the underlying fund held by a Fund, and you could lose money.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss for such claims is considered to be remote.

For additional information about the DFA Underlying Funds’ and iShares Underlying Funds’ valuation policies, refer to the DFA Underlying Funds’ and iShares Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com and iShares.com, respectively.

2.	Investment Adviser and Other Services

Matson Money, Inc. serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following tables.

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $3 billion	0.49
Over $3 billion to $5 billion	0.48
Over $5 billion	0.47

The Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses exceed the rates (“Expense Caps”) shown in the following table annually of each Fund’s average daily net assets. The Adviser may not recoup waived management fees or reimbursed expenses. The Adviser may discontinue these arrangements at any time.

FUND	EXPENSE CAPS
Free Market U.S. Equity Fund	1.13%
Free Market International Equity Fund	1.35
Free Market Fixed Income Fund	1.00

15

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

AUGUST 31, 2024

During the current fiscal period, investment advisory fees accrued were as follows:

FUND	ADVISORY FEES
Free Market U.S. Equity Fund	$19,003,981
Free Market International Equity Fund	14,615,451
Free Market Fixed Income Fund	13,737,559

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Vigilant Distributors, LLC (the “Distributor”), serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3.	Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchase and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Free Market U.S. Equity Fund	$138,801,469	$141,739,786
Free Market International Equity Fund	414,199,307	378,269,317
Free Market Fixed Income Fund	254,454,846	232,746,990

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

16

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

AUGUST 31, 2024

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Free Market U.S. Equity Fund	$2,424,962,605	$1,900,629,558	$(21,978,036)	$1,878,651,522
Free Market International Equity Fund	2,541,914,986	837,789,581	(34,251,586)	803,537,995
Free Market Fixed Income Fund	2,982,159,803	17,662,748	(64,022,249)	(46,359,501)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2024, primarily attributable to equalization, short term dividend reclass, distribution reclass, and dividend reclass, were reclassified among the following accounts:

	DISTRIBUTABLE EARNINGS/(LOSS)	Paid-In Capital
Free Market U.S. Equity Fund	$113,099,841	$113,099,841
Free Market International Equity Fund	89,087,106	89,087,106
Free Market Fixed Income Fund	11,889,373	11,889,373

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss CarryForwards	NET Unrealized Appreciation/ (Depreciation)
Free Market U.S. Equity Fund	$14,101,181	$98,998,660	$—	$1,878,651,522
Free Market International Equity Fund	89,087,106	—	(68,574,697)	803,537,995
Free Market Fixed Income Fund	11,889,373	—	(23,815,192)	(46,359,501)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes and are inclusive of underlying partnerships and investments. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of distributions paid during the fiscal years ended August 31, 2023 and August 31, 2024 were as follows:

		Ordinary Income	Long-Term Gains	RETURN OF CAPITAL	Total
Free Market U.S. Equity Fund	2024	$42,924,002	$112,093,079	$—	$155,017,081
	2023	33,276,666	220,809,118	—	254,085,784
Free Market International Equity Fund	2024	71,432,283	—	—	71,432,283
	2023	86,538,910	—	—	86,538,910
Free Market Fixed Income Fund	2024	82,530,062	—	—	82,530,062
	2023	42,935,911	—	—	42,935,911

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

17

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

AUGUST 31, 2024

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Free Market International Equity Fund had $16,264,666 of short-term capital loss carryforwards and $52,310,031 of long-term capital loss carryforwards, the Free Market Fixed Income Fund had $4,159,113 of short-term capital loss carryforwards and $19,656,079 of long-term capital loss carryforwards.

6. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

Fund	Market Value of Securities Loaned	Market Value of Collateral	INCOME RECEIVED FROM SECURITIES LENDING
Free Market U.S. Equity Fund	$—	$—	$27,974
Free Market International Equity Fund	59,175,552	60,371,482	184,440
Free Market Fixed Income Fund	44,071,104	45,081,700	156,457

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Fund	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	Net Amount[2]
Free Market U.S. Equity Fund	$—	$—	$—	$—	$—	$—
Free Market International Equity Fund	59,175,552	—	59,175,552	(59,175,552)	—	—
Free Market Fixed Income Fund	44,071,104	—	44,071,104	(44,071,104)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

18

FREE MARKET FUNDS

Notes to Financial Statements (Concluded)

AUGUST 31, 2024

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

19

FREE MARKET FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The RBB Fund, Inc. and Shareholders of Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund (three of the funds constituting The RBB Fund, Inc., hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and investment manager of investee funds. We believe that our audits provide a reasonable basis for our opinions.

Philadelphia, Pennsylvania
October 29, 2024

We have served as the auditor of one or more Matson Money, Inc. investment companies since 2008.

20

FREE MARKET FUNDS

Shareholder Tax Information

(Unaudited)

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2024 were as follows:

	Ordinary Income	Long-Term CAPITAL GAINS	RETURN OF CAPITAL	Total
Free Market U.S. Equity Fund	$42,924,002	$112,093,079	$—	$155,017,081
Free Market International Equity Fund	71,432,283	—	—	71,432,283
Free Market Fixed Income Fund	82,530,062	—	—	82,530,062

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) are 0.00% for each Fund.

The percentage of total ordinary income dividends qualifying for the 15% dividend income tax rate is 100% for the Free Market U.S. Equity Fund and 91.22% for the Free Market International Equity Fund.

The percentage of total ordinary dividends qualifying for the corporate dividends received deduction is 100% for the Free Market U.S. Equity Fund.

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is 65.55% for the Free Market Fixed Income Fund. A total of 26.45% of the dividend distributed during the fiscal year was derived from U.S. Government securities, which is generally exempt from state income tax for the Free Market Fixed Income Fund.

Because each Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2024. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2025.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any. The Free Market International Equity Fund passed through foreign tax credits of $10,825,272 and earned $74,603,378 of gross foreign source income during the fiscal year.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

21

FREE MARKET FUNDS

Other Information

(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement between Matson Money and the Company (the “Investment Advisory Agreement”) on behalf of the Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund, (for this section only, each a “Fund” and collectively the “Funds”), at a meeting of the Board held on May 15-16, 2024 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement, the Board considered information provided by Matson Money with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreement between the Company and Matson Money with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Matson Money, and discussed the aforementioned Agreement with counsel in executive sessions, at which no representatives of Matson Money were present. Among other things, the Directors considered (i) the nature, extent, and quality of Matson Money’s services provided to the Funds; (ii) descriptions of the experience and qualifications of Matson Money’s personnel providing those services; (iii) Matson Money’s investment philosophies and processes; (iv) Matson Money’s assets under management and client descriptions; (v) Matson Money’s current advisory fee arrangements with the Company and other similarly managed clients; (vi) Matson Money’s compliance procedures; (vii) Matson Money’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (viii) the extent to which economies of scale are relevant to the Funds; (ix) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to each Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group; and (x) a report comparing the performance of each Fund to the performance of its primary and composite benchmarks.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Matson Money. The Directors concluded that Matson Money had substantial resources to provide services to the Funds and that Matson Money’s services had been acceptable.

The Directors also considered the investment performance of the Funds and Matson Money. Information on the Funds’ investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2023, as applicable. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Peer Groups was acceptable.

In reaching this conclusion, the Directors observed that the Free Market U.S. Equity Fund outperformed its primary benchmark, the Russell 2500 Index, for the three-year, five-year, and since-inception periods ended December 31, 2023, and underperformed its benchmark for the three-month, one-year, and ten-year periods ended December 31, 2023. The Directors noted that the Free Market U.S. Equity Fund outperformed the median of its Peer Group for the three-month, one-year, three-year, and since-inception periods ended December 31, 2023, and underperformed its Peer Group for the five-year and ten-year periods ended December 31, 2023.

The Directors noted that the Free Market International Equity Fund outperformed its primary benchmark, the MSCI World ex-US Index, for the three-year and since-inception periods ended December 31, 2023, and underperformed its benchmark for the three-month, one-year, five-year, and ten-year periods ended December 31, 2023. The Directors noted that the Free Market International Equity Fund outperformed the median of its Peer Group for the three-year period ended December 31, 2023, and underperformed the median of its Peer Group for the three-month, one-year, five-year, ten-year and since-inception periods ended December 31, 2023.

22

FREE MARKET FUNDS

Other Information (Concluded)

(Unaudited)

The Directors noted that the Free Market Fixed Income Fund outperformed its primary benchmark, the FTSE World Government Bond 1-5 Years, for the three-month and one-year periods ended December 31, 2023, and underperformed its benchmark for the three-year, five-year, ten-year, and since-inception periods ended December 31, 2023. The Directors noted that the Free Market Fixed Income Fund underperformed the median of its Peer Group for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2023.

The Board also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreement. In this regard, information on the fees paid by the Funds and the Funds’ total operating expense ratios (before and after the voluntary fee waiver and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms.

The Directors noted that the Free Market U.S. Equity Fund’s net advisory fee and total net expenses (including acquired fund fees and expenses) both ranked below the median and in the 1st quintile of its Peer Group.

The Directors noted that the net advisory fee of the Free Market International Equity Fund ranked below the median and in the 2nd quintile of its Peer Group, and the Fund’s total net expenses (including acquired fund fees and expenses) were below the median and in the 1st quintile of its Peer Group.

The Directors noted that the net advisory fee of the Free Market Fixed Income Fund ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses (including acquired fund fees and expenses) were above the median and in the 4th quintile of its Peer Group.

In addition, the Directors took note that Matson Money had voluntarily agreed to waive its advisory fee and reimburse expenses in order to limit total annual Fund operating expenses to 1.13%, 1.35% and 1.00% of the average daily net assets of the Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund, respectively.

After reviewing the information regarding the Funds’ costs, profitability and economies of scale, and after considering Matson Money’s services, the Directors concluded that the investment advisory fees to be paid by the Funds were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one year period ending August 16, 2025.

23

Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, PA 19317

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

MATSON MONEY U.S. EQUITY VI PORTFOLIO
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
MATSON MONEY FIXED INCOME VI PORTFOLIO

of

The RBB Fund, Inc.

Financial Statements

August 31, 2024

This report is submitted for the general information of the shareholders of the Portfolios. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Portfolios.

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Portfolio of Investments

August 31, 2024

	Shares	Value
OPEN-END FUNDS — 99.2%
U.S. Large Cap Value Portfolio III - Class Institutional(a)	226,934	$7,377,627
U.S. Large Company Portfolio - Class Institutional(a)	103,661	3,891,420
U.S. Micro Cap Portfolio – Class Institutional(b)	148,443	4,270,714
U.S. Small Cap Portfolio – Class Institutional(b)	88,273	4,282,108
U.S. Small Cap Value Portfolio – Class Institutional(b)	58,482	2,853,324
VA U.S. Large Value Portfolio(b)	30,654	1,146,170
VA U.S. Targeted Value Portfolio(b)	175,341	4,266,044
TOTAL OPEN-END FUNDS (Cost $21,413,676)		28,087,407

SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
STIT-Government & Agency Portfolio - Class Institutional, 5.19%(c)	242,702	242,702
TOTAL SHORT-TERM INVESTMENTS (Cost $242,702)		242,702
TOTAL INVESTMENTS — 100.1% (Cost $21,656,378)		28,330,109
Liabilities in Excess of Other Assets — (0.1)%(d)		(25,435)
TOTAL NET ASSETS — 100.0%		$28,304,674

Percentages are stated as a percent of net assets.

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	The rate shown represents the 7-day effective yield as of August 31, 2024.
(d)	Represents less than 0.05% of net assets.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

1

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Portfolio of Investments

August 31, 2024

	Shares	Value
OPEN-END FUNDS — 99.4%
DFA International Small Cap Value Portfolio - Class Institutional(a)	247,442	$5,889,112
DFA International Value Portfolio III - Class Institutional(b)	333,095	6,335,464
Emerging Markets Small Cap Portfolio - Class Institutional(a)	41,678	1,009,868
Emerging Markets Value Portfolio - Class Institutional(a)	31,630	1,013,432
iShares Core MSCI EAFE ETF(c)	10,935	844,073
iShares Core MSCI Emerging Markets ETF	19,929	1,085,333
VA International Small Portfolio(a)	273,868	3,579,456
VA International Value Portfolio(a)	68,932	1,056,032
TOTAL OPEN-END FUNDS (Cost $16,953,776)		20,812,770

	UNITS
SHORT-TERM INVESTMENTS — 4.8%
Investments Purchased with Proceeds from Securities Lending — 3.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.42%(d)	821,284	821,284

	Shares
Money Market Funds — 0.9%
STIT-Government & Agency Portfolio - Class Institutional, 5.19% (e)	194,498	194,498
TOTAL SHORT-TERM INVESTMENTS (Cost $1,015,782)		1,015,782
TOTAL INVESTMENTS — 104.2% (Cost $17,969,558)		21,828,552
Liabilities in Excess of Other Assets — (4.2)%		(871,519)
TOTAL NET ASSETS — 100.0%		$20,957,033

Percentages are stated as a percent of net assets.

(a)	A portfolio of DFA Investment Trust Company.
(b)	A portfolio of DFA Investment Dimensions Group Inc.
(c)	All or a portion of this security is on loan as of August 31, 2024. At August 31, 2024, the total market value of these securities was $805,015 which represented 3.8% of net assets.
(d)	The rate shown is as of August 31, 2024.
(e)	The rate shown represents the 7-day effective yield as of August 31, 2024.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

2

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Portfolio of Investments

August 31, 2024

	Shares	Value
OPEN-END FUNDS — 98.7%
DFA One-Year Fixed Income Portfolio - Class Institutional(a)	289,452	$2,961,097
DFA Two-Year Global Fixed Income Portfolio - Class Institutional(a)	387,370	3,873,702
Dimensional Inflation-Protected Securities ETF	30,829	1,285,899
iShares 1-3 Year Treasury Bond ETF	12,519	1,036,573
iShares 1-5 Year Investment Grade Corporate Bond ETF	118,461	6,199,064
iShares 3-7 Year Treasury Bond ETF	13,036	1,547,634
iShares 5-10 Year Investment Grade Corporate Bond ETF	29,153	1,546,858
iShares Core International Aggregate Bond ETF	75,522	3,873,524
VA Global Bond Portfolio(a)	256,707	2,585,040
VA Short-Term Fixed Income Portfolio(a)	49,758	517,485
TOTAL OPEN-END FUNDS (Cost $25,910,608)		25,426,876

SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
STIT-Government & Agency Portfolio - Class Institutional, 5.19% (b)	326,158	326,158
TOTAL SHORT-TERM INVESTMENTS (Cost $326,158)		326,158
TOTAL INVESTMENTS — 100.0% (Cost $26,236,766)		25,753,034
Liabilities in Excess of Other Assets — (0.0)%		(30)
TOTAL NET ASSETS — 100.0%		$25,753,004

Percentages are stated as a percent of net assets.

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	The rate shown represents the 7-day effective yield as of August 31, 2024.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

MATSON MONEY VI PORTFOLIOS

Statements of Assets and Liabilities

August 31, 2024

	MATSON MONEY U.S. EQUITY VI PORTFOLIO	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	MATSON MONEY FIXED INCOME VI PORTFOLIO
ASSETS
Investments in non-affiliated funds, at value (cost $21,413,676, $16,953,776 and $25,910,608, respectively)	$28,087,407	$20,812,770	$25,426,876
Short-term investments, at value (cost $242,702, $194,498 and $326,158, respectively)	242,702	194,498	326,158
Investments purchased with proceeds from securities lending collateral (cost $—, $821,284 and $—, respectively)	—	821,284	—
Receivables for:
Investments sold	36,006	810	64,797
Dividends and interest	—	52	14,008
Prepaid expenses and other assets	520	64	473
Total assets	28,366,635	21,829,478	25,832,312

LIABILITIES
Payables for:
Audit Fees	$35,918	$35,914	$35,913
Advisory fees	11,726	8,659	11,084
Capital shares redeemed	8,116	2,178	26,376
Administration and accounting fees	3,452	3,144	3,507
Transfer agent fees	673	556	700
Securities lending collateral (see Note 6)	—	821,284	—
Other accrued expenses and liabilities	2,076	710	1,728
Total liabilities	61,961	872,445	79,308
Net assets	$28,304,674	$20,957,033	$25,753,004

NET ASSETS CONSIST OF:
Par value	$807	$742	$1,051
Paid-in capital	19,729,387	17,283,397	26,615,740
Total distributable earnings/(loss)	8,574,480	3,672,894	(863,787)
Net assets	$28,304,674	$20,957,033	$25,753,004

CAPITAL SHARES:
Net assets	$28,304,674	$20,957,033	$25,753,004
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	806,715	742,314	1,051,418
Net asset value, offering and redemption price per share	$35.09	$28.23	$24.49

The accompanying notes are an integral part of the financial statements.

4

MATSON MONEY VI PORTFOLIOS

Statements of Operations

FOR THE Year ENDED August 31, 2024

	MATSON MONEY U.S. EQUITY VI PORTFOLIO	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	MATSON MONEY FIXED INCOME VI PORTFOLIO
INVESTMENT INCOME
Dividends from non-affiliated funds	$428,541	$746,373	$1,011,936
Interest income	13,530	10,484	21,798
Securities lending income	—	1,329	5,246
Total investment income	442,071	758,186	1,038,980

EXPENSES
Advisory fees (Note 2)	138,890	103,360	134,682
Audit and tax service fees	36,340	36,129	36,128
Administration and accounting fees (Note 2)	17,337	16,488	17,289
Printing and shareholder reporting fees	3,237	3,024	3,116
Director fees	3,054	2,279	2,979
Custodian fees (Note 2)	2,782	2,560	2,449
Officer fees	2,165	1,606	2,119
Legal fees	1,363	1,007	1,361
Other expenses	4,955	4,571	4,919
Total expenses	210,123	171,024	205,042
Net investment income/(loss)	231,948	587,162	833,938

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Non-affiliated funds	1,375,562	350,082	(324,337)
Capital gain distributions from non-affiliated fund investments	859,417	16,616	—
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	2,699,915	2,366,865	1,087,837
Net realized and unrealized gain/(loss) on investments	4,934,894	2,733,563	763,460
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,166,842	$3,320,725	$1,597,398

The accompanying notes are an integral part of the financial statements.

5

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$231,948	$251,488
Net realized gain/(loss) from investments	2,234,979	1,833,022
Net change in unrealized appreciation/(depreciation) on investments	2,699,915	656,457
Net increase/(decrease) in net assets resulting from operations	5,166,842	2,740,967

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(2,176,502)	(2,775,746)
Net decrease in net assets from dividends and distributions to shareholders	(2,176,502)	(2,775,746)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,413,824	1,602,156
Reinvestment of distributions	2,176,501	2,775,746
Shares redeemed	(7,046,852)	(4,389,190)
Net increase/(decrease) in net assets from capital shares	(2,456,527)	(11,288)
Total increase/(decrease) in net assets	533,813	(46,067)

NET ASSETS:
Beginning of period	27,770,861	27,816,928
End of period	$28,304,674	$27,770,861

SHARES TRANSACTIONS:
Shares sold	75,772	53,564
Dividends and distributions reinvested	68,790	96,851
Shares redeemed	(217,257)	(142,873)
Net increase/(decrease) in shares outstanding	(72,695)	7,542

The accompanying notes are an integral part of the financial statements.

6

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$587,162	$526,970
Net realized gain/(loss) from investments	366,698	(219,290)
Net change in unrealized appreciation/(depreciation) on investments	2,366,865	2,773,306
Net increase/(decrease) in net assets resulting from operations	3,320,725	3,080,986

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(638,754)	(663,764)
Net decrease in net assets from dividends and distributions to shareholders	(638,754)	(663,764)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,745,197	1,869,280
Reinvestment of distributions	638,754	663,764
Shares redeemed	(4,460,211)	(3,699,124)
Net increase/(decrease) in net assets from capital shares	(2,076,260)	(1,166,080)
Total increase/(decrease) in net assets	605,711	1,251,142

NET ASSETS:
Beginning of period	20,351,322	19,100,180
End of period	$20,957,033	$20,351,322

SHARES TRANSACTIONS:
Shares sold	66,262	84,786
Dividends and distributions reinvested	25,168	29,553
Shares redeemed	(168,854)	(154,187)
Net increase/(decrease) in shares outstanding	(77,424)	(39,848)

The accompanying notes are an integral part of the financial statements.

7

MATSON MONEY FIXED INCOME VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$833,938	$439,628
Net realized gain/(loss) from investments	(324,337)	(193,139)
Net change in unrealized appreciation/(depreciation) on investments	1,087,837	127,777
Net increase/(decrease) in net assets resulting from operations	1,597,398	374,266

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(721,924)	(338,690)
Net decrease in net assets from dividends and distributions to shareholders	(721,924)	(338,690)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,993,093	2,633,205
Reinvestment of distributions	721,924	338,690
Shares redeemed	(5,764,504)	(4,379,286)
Net increase/(decrease) in net assets from capital shares	(2,049,487)	(1,407,391)
Total increase/(decrease) in net assets	(1,174,013)	(1,371,815)

NET ASSETS:
Beginning of period	26,927,017	28,298,832
End of period	$25,753,004	$26,927,017

SHARES TRANSACTIONS:
Shares sold	125,742	112,199
Dividends and distributions reinvested	30,435	14,630
Shares redeemed	(241,074)	(186,124)
Net increase/(decrease) in shares outstanding	(84,897)	(59,295)

The accompanying notes are an integral part of the financial statements.

8

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021	FOR THE YEAR ENDED AUGUST 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$31.58	$31.90	$36.70	$25.62	$27.08
Net investment income/(loss)(1)	0.27	0.28	0.23	0.25	0.22
Net realized and unrealized gain/(loss) on investments	5.74	2.62	(2.37)	12.06	(0.04)
Net increase/(decrease) in net assets resulting from operations	6.01	2.90	(2.14)	12.31	0.18
Dividends and distributions to shareholders from:
Net investment income	(0.33)	(0.26)	(0.34)	(0.29)	(0.24)
Net realized capital gains	(2.17)	(2.96)	(2.32)	(0.94)	(1.40)
Total dividends and distributions to shareholders	(2.50)	(3.22)	(2.66)	(1.23)	(1.64)
Net asset value, end of period	$35.09	$31.58	$31.90	$36.70	$25.62
Total investment return/(loss)(2)	19.90%	10.14%	(6.64)%	49.31%	(0.02)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,305	$27,771	$27,817	$31,796	$25,070
Ratio of expenses to average net assets with waivers, if any(3)	0.76%	0.74%	0.73%	0.74%	0.76%
Ratio of expenses to average net assets without waivers, if any(3)	0.76%	0.74%	0.73%	0.74%	0.76%
Ratio of net investment income/(loss) to average net assets(3)	0.84%	0.90%	0.65%	0.77%	0.86%
Portfolio turnover rate	8%	9%	15%	18%	18%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

The accompanying notes are an integral part of the financial statements.

9

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021	FOR THE YEAR ENDED AUGUST 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$24.83	$22.22	$28.00	$21.35	$22.27
Net investment income/(loss)(1)	0.73	0.61	0.73	0.37	0.42
Net realized and unrealized gain/(loss) on investments	3.46	2.73	(4.87)	6.80	(0.25)
Net increase/(decrease) in net assets resulting from operations	4.19	3.34	(4.14)	7.17	0.17
Dividends and distributions to shareholders from:
Net investment income	(0.79)	(0.50)	(0.82)	(0.35)	(0.52)
Net realized capital gains	—	(0.23)	(0.82)	(0.17)	(0.57)
Total dividends and distributions to shareholders	(0.79)	(0.73)	(1.64)	(0.52)	(1.09)
Net asset value, end of period	$28.23	$24.83	$22.22	$28.00	$21.35
Total investment return/(loss)(2)	17.23%	15.39%	(15.66)%	33.96%	0.17%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,957	$20,351	$19,100	$22,780	$18,559
Ratio of expenses to average net assets with waivers, if any(3)	0.83%	0.80%	0.80%	0.80%	0.83%
Ratio of expenses to average net assets without waivers, if any(3)	0.83%	0.80%	0.80%	0.80%	0.83%
Ratio of net investment income/(loss) to average net assets(3)	2.84%	2.60%	2.86%	1.48%	1.99%
Portfolio turnover rate	6%	11%	11%	18%	26%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

The accompanying notes are an integral part of the financial statements.

10

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021	FOR THE YEAR ENDED AUGUST 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$23.70	$23.67	$25.55	$25.66	$25.38
Net investment income/(loss)(1)	0.74	0.37	0.10	0.02	0.43
Net realized and unrealized gain/(loss) on investments	0.69	(0.05)	(1.90)	0.04	0.27
Net increase/(decrease) in net assets resulting from operations	1.43	0.32	(1.80)	0.06	0.70
Dividends and distributions to shareholders from:
Net investment income	(0.64)	(0.29)	(0.08)	(0.16)	(0.42)
Net realized capital gains	—	—	—	—	—
Return of capital	—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.64)	(0.29)	(0.08)	(0.17)	(0.42)
Net asset value, end of period	$24.49	$23.70	$23.67	$25.55	$25.66
Total investment return/(loss)(2)	6.12%	1.36%	(7.08)%	0.22%	2.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,753	$26,927	$28,299	$33,103	$27,323
Ratio of expenses to average net assets with waivers, if any(3)	0.76%	0.74%	0.73%	0.73%	0.74%
Ratio of expenses to average net assets without waivers, if any(3)	0.76%	0.74%	0.73%	0.73%	0.74%
Ratio of net investment income/(loss) to average net assets(3)	3.10%	1.59%	0.39%	0.07%	1.69%
Portfolio turnover rate	15%	8%	7%	8%	46%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

The accompanying notes are an integral part of the financial statements.

11

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements

August 31, 2024

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-five separate investment portfolios, including the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio and the Matson Money Fixed Income VI Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio operates as a “fund of funds” and commenced investment operations on February 18, 2014. Shares of the Portfolios are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

RBB has authorized capital of one hundred billion shares of common stock of which 92.923 billion shares are currently classified into two hundred and thirty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Matson Money U.S. Equity VI Portfolio and Matson Money International Equity VI Portfolio’s investment objective is to seek long-term capital appreciation. Matson Money Fixed Income VI Portfolio’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Portfolios are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Portfolios is August 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2024 (the “current fiscal period”).

INVESTMENT COMPANY SECURITIES — The Portfolios pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Portfolio invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Portfolio will incur higher expenses, many of which may be duplicative. Furthermore, because the Portfolios invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Portfolio’s assets among the ETFs and underlying funds. Accordingly, the Portfolios’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Portfolios allocate to the ETFs and underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Portfolios invest in a number of different underlying funds, including underlying funds that are portfolios of DFA Investment Dimensions Group Inc., and Dimensional Investment Group Inc. (collectively, “DFA Underlying Funds”) and iShares by BlackRock (“iShares Underlying Funds”). Information about DFA Underlying Funds’ and iShares Underlying Funds’ risks may be found in such DFA Underlying Funds’ and iShares Underlying Funds’ annual or semiannual report to shareholders, which can be found at us.dimensional.com and iShares.com, respectively. Additional information about derivatives related risks, if applicable, may also be found in each such DFA Underlying Funds’ or iShares Underlying Funds’ annual or semiannual report to shareholders. The annual and semiannual reports to shareholders for the underlying funds may also be found by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Portfolio’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in ETFs are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board” or “Directors”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

12

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2024

The Board has adopted a pricing and valuation policy for use by each Portfolio and its Valuation Designee (as defined below) in calculating a Portfolio’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Matson Money, Inc. (“Matson Money” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee, in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Portfolios’ investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open-end Funds	$22,675,193	$—	$—	$22,675,193
Investments Measured at Net Asset Value*	—	—	—	5,412,214
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	—
Short-Term Investments	242,702	—	—	242,702
Total Investments**	$22,917,895	$—	$—	$28,330,109

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open-end Funds	$16,177,282	$—	$—	$16,177,282
Investments Measured at Net Asset Value*	—	—	—	4,635,488
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	821,284
Short-Term Investments	194,498	—	—	194,498
Total Investments**	$16,371,780	$—	$—	$21,828,552

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

13

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

August 31, 2024

MATSON MONEY FIXED INCOME VI PORTFOLIO

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open-end Funds	$22,324,351	$—	$—	$22,324,351
Investments Measured at Net Asset Value*	—	—	—	3,102,525
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	—
Short-Term Investments	326,158	—	—	326,158
Total Investments**	$22,650,509	$—	$—	$25,753,034

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Portfolio had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Portfolios had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Portfolios record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Portfolio’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund

14

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

August 31, 2024

Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Portfolios. In addition to the net annual operating expenses that the Portfolios bear directly, the shareholders indirectly bear the Portfolios’ pro-rata expenses of the underlying mutual funds in which each Portfolio invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Portfolio. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Portfolio’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

MARKET RISK — The value of a Portfolio’s shares will fluctuate as a result of the movement of the overall stock market or the value of the underlying fund held by a Portfolio, and you could lose money.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Portfolios may enter into contracts that provide general indemnifications. Each Portfolio’s maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future, and, therefore, cannot be estimated; however, the Portfolios expect the risk of material loss for such claims to be remote.

For additional information about the DFA Underlying Funds’ and iShares Underlying Funds’ valuation policies, refer to the DFA Underlying Funds’ and iShares Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com and iShares.com, respectively.

2.	Investment Adviser and Other Services

Matson Money, Inc. serves as the investment adviser to each Portfolio. Each Portfolio compensates the Adviser for its services at an annual rate based on each Portfolio’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $5 billion	0.49
Over $5 billion	0.47

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Portfolio operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Portfolio’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause total annual Portfolio operating

15

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

August 31, 2024

expenses to exceed the Expense Caps: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2024.

PORTFOLIO	EXPENSE CAPS
Matson Money U.S. Equity VI Portfolio	1.13%
Matson Money International Equity VI Portfolio	1.35
Matson Money Fixed Income VI Portfolio	1.00

During the current fiscal period, investment advisory fees accrued were as follows:

PORTFOLIO	ADVISORY FEES
Matson Money U.S. Equity VI Portfolio	$138,890
Matson Money International Equity VI Portfolio	103,360
Matson Money Fixed Income VI Portfolio	134,682

Effective September 1, 2019, if at any time a Portfolio’s total annual Portfolio operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Portfolio of the advisory fees forgone and other payments remitted by the Adviser to the Portfolio within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Portfolio to exceed the Expense Cap that was in effect at the time of the waiver or reimbursement. As of the end of the reporting period, the Portfolios had no amounts available for recoupment.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as administrator for the Portfolios. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Portfolios’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Portfolios. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Vigilant Distributors, LLC (the “Distributor”), serves as the principal underwriter and distributor of the Portfolios’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3.	Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Portfolios or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

16

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (CONTINUED)

August 31, 2024

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Portfolios were as follows:

	PURCHASES	SALES
Matson Money U.S. Equity VI Portfolio	$2,166,974	$5,690,720
Matson Money International Equity VI Portfolio	1,235,290	3,320,390
Matson Money Fixed Income VI Portfolio	4,005,071	5,882,874

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	Federal Income Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Portfolio were as follows:

	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Matson Money U.S. Equity Portfolio	$21,868,690	$6,678,753	$(217,334)	$6,461,419
Matson Money International Equity Portfolio	17,658,748	4,030,350	(681,830)	3,348,520
Matson Money Fixed Income Portfolio	26,437,012	289,502	(973,480)	(683,978)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2024, there were no permanent differences between distributable earnings/(loss) and paid in capital.

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss CarryForwards	Net Unrealized Appreciation/ (Depreciation)
Matson Money U.S. Equity Portfolio	$32,566	$2,080,495	$—	$6,461,419
Matson Money International Equity Portfolio	101,036	223,338	—	3,348,520
Matson Money Fixed Income Portfolio	232,765	—	(412,574)	(683,978)

17

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (CONTINUED)

August 31, 2024

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of distributions paid during the fiscal years ended August 31, 2023 and August 31, 2024 were as follows:

		ORDINARY INCOME	LONG-TERM GAINS	RETURN OF CAPITAL	TOTAL
Matson Money U.S. Equity Portfolio	2024	$284,964	$1,891,538	—	$2,176,502
	2023	225,930	2,549,816	—	2,775,746
Matson Money International Equity Portfolio	2024	638,754	—	—	638,754
	2023	453,501	210,263	—	663,764
Matson Money Fixed Income Portfolio	2024	721,924	—	—	721,924
	2023	338,690	—	—	338,690

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Portfolios may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2024, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2024. The Matson Money Fixed Income Portfolio deferred qualified late-year losses of $412,574, which will be treated as arising on the first business day of the following fiscal year.

The Portfolios are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Portfolios had no unexpiring short-term or long-term losses.

6. SECURITIES LENDING

The Portfolios may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Portfolios is determined. When the collateral falls below specified amounts, the Portfolios’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolios will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Portfolios will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Portfolios to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Matson Money U.S. Equity Portfolio	$—	$—	$—
Matson Money Internation Equity Portfolio	805,015	821,284	1,329
Matson Money Fixed Income Portfolio	—	—	5,246

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MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (concluded)

August 31, 2024

Securities lending transactions are entered into by the Portfolios’ securities lending agent on behalf of the Portfolios under a Master Securities Lending Agreement (“MSLA”) which permits the Portfolios’ securities lending agent on behalf of the Portfolios under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Portfolios to the same counterparty against amounts to be received and create one single net payment due to or from the Portfolios. The following table is a summary of the Portfolios’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Matson Money U.S. Equity Portfolio	$—	$—	$—	$—	$—	$—
Matson Money International Equity Portfolio	805,015	—	805,015	(805,015)	—	—
Matson Money Fixed Income Portfolio	—	—	—	—	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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MATSON MONEY VI PORTFOLIOS

Report of Independent registered public Accounting firm

To the Board of Directors of The RBB Fund, Inc. and Shareholders of Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio and Matson Money Fixed Income VI Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio and Matson Money Fixed Income VI Portfolio (three of the funds constituting The RBB Fund, Inc., hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and investment manager of investee funds. We believe that our audits provide a reasonable basis for our opinions.

Philadelphia, Pennsylvania
October 29, 2024

We have served as the auditor of one or more Matson Money, Inc. investment companies since 2008.

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MATSON MONEY VI PORTFOLIOS

Shareholder Tax Information
(Unaudited)

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2024 were as follows:

	Ordinary Income	Long-Term CAPITAL GAINS	Return of Capital	Total
Matson Money U.S. Equity Portfolio	$284,964	$1,891,538	$—	$2,176,502
Matson Money International Equity Portfolio	638,754	—	—	638,754
Matson Money Fixed Income Portfolio	721,924	—	—	721,924

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) are 0.00% for each Portfolio.

The percentage of total ordinary income dividends qualifying for the 15% dividend income tax rate is 100% for the Matson Money U.S. Equity VI Portfolio and 93.40% for the Matson Money International Equity VI Portfolio.

The percentage of total ordinary dividends qualifying for the corporate dividends received deduction is 100% for the Matson Money U.S. Equity VI Portfolio.

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is 51.17% for the Matson Money Fixed Income VI Portfolio.

Because each Portfolio’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2024. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2025.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Portfolios, if any. The Matson Money International Equity VI Portfolio passed through foreign tax credits of $50,835 and earned $671,293 of gross foreign source income during the fiscal year.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Portfolios.

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MATSON MONEY VI PORTFOLIOS

Other Information

(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement between Matson Money and the Company (the “Investment Advisory Agreement”) on behalf of the Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio and Matson Money Fixed Income VI Portfolio (for this section only, each a “Fund” and collectively the “Funds”), at a meeting of the Board held on May 15-16, 2024 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2025. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement, the Board considered information provided by Matson Money with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreement between the Company and Matson Money with respect to the Portfolios, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Matson Money, and discussed the aforementioned Investment Advisory Agreement with counsel in executive sessions, at which no representatives of Matson Money were present. Among other things, the Directors considered (i) the nature, extent, and quality of Matson Money’s services provided to the Portfolios; (ii) descriptions of the experience and qualifications of Matson Money’s personnel providing those services; (iii) Matson Money’s investment philosophies and processes; (iv) Matson Money’s assets under management and client descriptions; (v) Matson Money’s current advisory fee arrangements with the Company and other similarly managed clients; (vi) Matson Money’s compliance procedures; (vii) Matson Money’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Portfolios; (viii) the extent to which economies of scale are relevant to the Portfolios; (ix) a report prepared by Fuse Research Network, LLC comparing each Portfolio’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Portfolio based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Portfolio to the performance of its Peer Group; and (x) a report comparing the performance of each Portfolio to the performance of its primary and composite benchmarks.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Matson Money. The Directors concluded that Matson Money had substantial resources to provide services to the Portfolios and that Matson Money’s services had been acceptable.

The Directors also considered the investment performance of the Portfolios and Matson Money. Information on the Portfolios’ investment performance was provided for the three-month, one-year, three-year, five-year, and since-inception periods ended December 31, 2024, as applicable. The Directors considered the Portfolios’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Portfolios as compared to their respective benchmarks and Peer Groups was acceptable.

The Directors noted that the Matson Money U.S. Equity VI Portfolio outperformed its primary benchmark, the Russell 2500 Index, for the three-year and five-year periods ended December 31, 2023, and underperformed its benchmark for the three-month, one-year and since inception periods ended December 31, 2023. The Directors noted that the Matson Money U.S. Equity VI Portfolio outperformed the median of its Peer Group for the three-month, one-year, three-year, and since-inception periods ended December 31, 2023 and underperformed the median of its Peer Group for the five-year period ended December 31, 2023.

The Directors noted that the Matson Money International Equity VI Portfolio outperformed its primary benchmark, the MSCI World ex-US Index, for the three-year period ended December 31, 2023, and underperformed its benchmark for the three-month, one-year, five-year and since-inception periods ended December 31, 2023. The Directors noted that the Matson

22

MATSON MONEY VI PORTFOLIOS

Other Information (Concluded)

(Unaudited)

Money International Equity VI Portfolio outperformed the median of its Peer Group for the three-year period ended December 31, 2023, and underperformed the median of its Peer Group for the three-month, one-year, five-year, and since-inception periods ended December 31, 2023.

The Directors noted that the Matson Money Fixed Income VI Portfolio outperformed its primary benchmark, the FTSE World Government Bond 1-5 Years, for the three-month and one-year periods ended December 31, 2023, and underperformed its benchmark for the three-year, five-year, and since-inception periods ended December 31, 2023. The Directors noted that the Matson Money Fixed Income VI Portfolio outperformed the median of its Peer Group for the three-month period ended December 31, 2023, and underperformed the median of its Peer Group for the one-year, three-year, five-year, and since-inception periods ended December 31, 2023.

The Board also considered the advisory fee rates payable by the Portfolios under the Investment Advisory Agreement. In this regard, information on the fees paid by the Portfolios and the Portfolios’ total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms.

The Directors noted that the net advisory fee of the Matson Money U.S. Equity VI Portfolio ranked below the median and in the 2nd quintile of its Peer Group, and the Portfolio’s total net expenses (including acquired fund fees and expenses) were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the Matson Money International Equity VI Portfolio ranked below the median and in the 4th quintile of its Peer Group, and the Portfolio’s total net expenses (including acquired fund fees and expenses) were above the median and in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the Matson Money Fixed Income VI Portfolio ranked above the median and in the 3rd quintile of its Peer Group, and the Portfolio’s total net expenses (including acquired fund fees and expenses) were above the median and in the 5th quintile of its Peer Group.

In addition, the Directors noted that Matson Money had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2024 to limit total annual operating expenses to agreed upon levels for the Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio.

After reviewing the information regarding the Portfolios’ costs, profitability and economies of scale, and after considering Matson Money’s services, the Directors concluded that the investment advisory fees to be paid by the Portfolios were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one year period ending August 16, 2025.

23

Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, PA 19317

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Financial Statements

Motley Fool Asset Management ETFs
Series of The RBB Fund, Inc.

8/31/24

Motley Fool Global Opportunities ETF
Motley Fool Mid-Cap Growth ETF
Motley Fool 100 Index ETF
Motley Fool Small-Cap Growth ETF
Motley Fool Capital Efficiency 100 Index ETF
Motley Fool Next Index ETF

Motley Fool Global Opportunities ETF (TMFG)
Motley Fool Mid-Cap Growth ETF (TMFM)
Motley Fool 100 Index ETF (TMFC)
Motley Fool Small-Cap Growth ETF (TMFS)
Motley Fool Capital Efficiency 100 Index ETF (TMFE)
Motley Fool Next Index ETF (TMFX)

Schedules of Investments	1
Financial Statements	30
Notes to Financial Statements	46
Report of Independent Registered Public Accounting Firm	59
Shareholder Tax Information	61
Notice to Shareholders	62

Motley Fool global opportunities ETF

Schedule of Investments

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS — 94.7%
Argentina — 2.2%
MercadoLibre, Inc. (a)	4,795	$9,885,660
Australia — 1.5%
Atlassian Corp. - Class A (a)	39,751	6,582,765
Canada — 9.8%
Brookfield Asset Management Ltd. – Class A	261,214	10,647,083
Canadian National Railway Co. (b)	115,890	13,654,160
Waste Connections, Inc.	101,209	18,875,478
		43,176,721
China — 1.7%
Yum China Holdings, Inc.	216,296	7,312,968
France — 1.9%
Vivendi	766,495	8,595,691
Germany — 2.2%
Symrise	75,276	9,906,160
Ireland — 6.0%
ICON PLC (a)	52,805	17,006,378
Kerry Group PLC - Class A	76,975	7,726,005
Kerry Group PLC - Class A	19,529	1,899,687
		26,632,070
Japan — 3.4%
Nintendo Co. Ltd.	274,280	14,825,642
Kenya — 0.1%
Safaricom PLC	4,000,000	450,485
Netherlands — 3.1%
Universal Music Group	525,208	13,718,748
Philippines — 2.6%
International Container Terminal Services, Inc.	1,610,522	11,364,004
Spain — 3.0%
Cellnex Telecom (c)	338,325	13,063,275
Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	47,659	8,183,050

The accompanying notes are an integral part of these financial statements.

1

Motley Fool global opportunities ETF

Schedule of Investments (continued)

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS (continued)
United Arab Emirates — 0.0%(d)
NMC Health PLC (a)(e)	485,482	$0
United Kingdom — 7.1%
London Stock Exchange Group PLC	89,050	11,987,320
Rentokil Initial PLC - ADR (b)	448,276	14,447,936
System1 Group PLC (a)	459,245	4,704,390
		31,139,646
United States — 48.2%(f)
Alphabet, Inc. - Class C	94,401	15,586,549
Amazon.com, Inc. (a)	114,105	20,367,742
American Tower Corp.	62,958	14,106,369
Aon PLC - Class A	30,054	10,330,161
Axon Enterprise, Inc. (a)	66,060	24,109,918
BioMarin Pharmaceutical, Inc. (a)	82,350	7,511,144
Comcast Corp. - Class A	215,388	8,522,903
Costco Wholesale Corp.	16,191	14,448,525
DexCom, Inc. (a)	181,675	12,597,345
Equinix, Inc.	14,044	11,717,752
Fastenal Co.	128,190	8,752,813
Mastercard, Inc. - Class A	32,076	15,503,614
Salesforce, Inc.	40,252	10,179,731
SBA Communications Corp.	24,808	5,622,981
Starbucks Corp.	97,592	9,229,275
Waters Corp. (a)	21,568	7,470,077
Watsco, Inc. (b)	34,075	16,199,937
		212,256,836
TOTAL COMMON STOCKS (Cost $248,904,202)		417,093,721

PREFERRED STOCKS — 2.1%
Germany — 2.1%
Dr. Ing. H.c. F. Porsche 0.00% (c)	119,977	9,394,982
TOTAL PREFERRED STOCKS (Cost $11,323,002)		9,394,982

The accompanying notes are an integral part of these financial statements.

2

Motley Fool global opportunities ETF

Schedule of Investments (concluded)

AUGUST 31, 2024

	Units	Value

SHORT-TERM INVESTMENTS — 7.7%
Investments Purchased with Proceeds from Securities Lending — 7.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.42% (g)	34,052,359	$34,052,359
TOTAL SHORT-TERM INVESTMENTS (Cost $34,052,359)		34,052,359

TOTAL INVESTMENTS — 104.5% (Cost $294,279,563)		460,541,062
Liabilities in Excess of Other Assets — (4.5)%		(20,078,590)
TOTAL NET ASSETS — 100.0%		$440,462,472

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR — American Depositary Receipt

PLC — Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of August 31, 2024. At August 31, 2024, the total market value of these securities was $33,637,720 which represented 7.6% of net assets.

(c)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $22,458,257 or 5.1% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.

(e)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2024.

(f)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(g)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

3

Motley Fool mid-cap growth ETF

Schedule of Investments

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS — 98.4%
Aerospace & Defense — 6.0%
Axon Enterprise, Inc. (a)	33,277	$12,145,107
Air Freight & Logistics — 2.6%
GXO Logistics, Inc. (a)(b)	105,018	5,256,151
Automobile Components — 3.3%
Gentex Corp. (b)	214,062	6,706,563
Biotechnology — 5.4%
BioMarin Pharmaceutical, Inc. (a)	65,105	5,938,227
Ultragenyx Pharmaceutical, Inc. (a)(b)	89,678	5,091,917
		11,030,144
Building Products — 2.2%
Trex Co., Inc. (a)	71,679	4,568,819
Capital Markets — 6.0%
Morningstar, Inc.	14,587	4,576,963
StoneX Group, Inc. (a)	92,666	7,678,305
		12,255,268
Chemicals — 2.5%
Eastman Chemical Co.	49,762	5,094,136
Financial Services — 3.4%
Toast, Inc. - Class A (a)(b)	275,596	6,851,317
Ground Transportation — 3.7%
RXO, Inc. (a)	261,690	7,447,697
Health Care Equipment & Supplies — 10.0%
Cooper Cos., Inc. (a)	71,175	7,525,333
DexCom, Inc. (a)	76,925	5,333,979
Globus Medical, Inc. - Class A (a)	104,046	7,564,144
		20,423,456
Health Care Providers & Services — 3.1%
HealthEquity, Inc. (a)	79,555	6,329,396
Health Care REITs — 1.8%
Alexandria Real Estate Equities, Inc. (b)	30,916	3,696,626

The accompanying notes are an integral part of these financial statements.

4

Motley Fool mid-cap growth ETF

Schedule of Investments (Continued)

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Insurance — 10.9%
Brown & Brown, Inc.	122,066	$12,832,799
Goosehead Insurance, Inc. - Class A (a)(b)	109,534	9,238,097
		22,070,896
Life Sciences Tools & Services — 2.9%
Waters Corp. (a)	16,817	5,824,568
Professional Services — 7.1%
Broadridge Financial Solutions, Inc.	45,390	9,661,715
TransUnion	48,600	4,704,966
		14,366,681
Real Estate Management & Development — 2.3%
CoStar Group, Inc. (a)	59,664	4,612,027
Software — 11.1%
Alarm.com Holdings, Inc. (a)	97,708	5,817,534
Guidewire Software, Inc. (a)	32,342	4,811,519
Tyler Technologies, Inc. (a)	20,305	11,936,701
		22,565,754
Specialized REITs — 3.6%
SBA Communications Corp.	32,144	7,285,759
Specialty Retail — 1.8%
Tractor Supply Co.	13,854	3,706,638
Trading Companies & Distributors — 8.7%
Fastenal Co.	103,468	7,064,795
Herc Holdings, Inc.	32,700	4,786,299
Watsco, Inc. (b)	12,110	5,757,336
		17,608,430
TOTAL COMMON STOCKS (Cost $126,514,287)		$199,845,433

The accompanying notes are an integral part of these financial statements.

5

Motley Fool mid-cap growth ETF

Schedule of Investments (CONCLUDED)

AUGUST 31, 2024

	Units	Value

SHORT-TERM INVESTMENTS — 14.2%
Investments Purchased with Proceeds from Securities Lending — 14.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.42% (c)	28,802,749	$28,802,749
TOTAL SHORT-TERM INVESTMENTS (Cost $28,802,749)		28,802,749

TOTAL INVESTMENTS — 112.6% (Cost $155,317,036)		228,648,182
Liabilities in Excess of Other Assets — (12.6)%		(25,509,210)
TOTAL NET ASSETS — 100.0%		$203,138,972

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT — Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of August 31, 2024. At August 31, 2024, the total market value of these securities was $28,330,814 which represented 13.9% of net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

6

Motley Fool 100 Index ETF

Schedule of Investments

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS — 99.7%
Altaba, Inc. - Escrow Shares (a)(b)	8,565	$13,276
Aerospace & Defense — 0.4%
TransDigm Group, Inc.	2,499	3,431,652
Air Freight & Logistics — 0.3%
FedEx Corp.	11,101	3,316,646
Automobiles — 2.9%
Tesla, Inc. (b)	132,762	28,425,672
Banks — 3.0%
JPMorgan Chase & Co.	115,471	25,957,881
Truist Financial Corp.	59,447	2,643,013
		28,600,894
Beverages — 0.2%
Monster Beverage Corp. (b)	46,293	2,181,789
Biotechnology — 2.2%
Amgen, Inc.	24,633	8,223,234
Biogen, Inc. (b)	6,177	1,264,803
Gilead Sciences, Inc.	56,733	4,481,907
Moderna, Inc. (b)	14,825	1,147,455
Vertex Pharmaceuticals, Inc. (b)	11,691	5,797,450
		20,914,849
Broadline Retail — 5.4%
Amazon.com, Inc. (b)	278,890	49,781,865
Coupang, Inc. (b)	76,492	1,694,298
eBay, Inc. (c)	21,628	1,278,215
		52,754,378
Capital Markets — 1.9%
Charles Schwab Corp.	71,944	4,683,554
CME Group, Inc.	16,240	3,503,618
Intercontinental Exchange, Inc.	25,546	4,126,956
Moody’s Corp.	8,110	3,955,572
Nasdaq, Inc.	24,676	1,778,646
		18,048,346

The accompanying notes are an integral part of these financial statements.

7

Motley Fool 100 Index ETF

Schedule of Investments (continued)

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Chemicals — 0.8%
Ecolab, Inc.	12,830	$3,248,300
Sherwin-Williams Co.	11,520	4,255,142
		7,503,442
Commercial Services & Supplies — 1.0%
Cintas Corp.	4,607	3,709,188
Copart, Inc. (b)	44,280	2,345,069
Waste Management, Inc.	18,057	3,828,806
		9,883,063
Communications Equipment — 0.5%
Arista Networks, Inc. (b)	14,340	5,067,469
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	17,872	15,948,615
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	36,664	1,534,388
Entertainment — 2.3%
Electronic Arts, Inc.	11,805	1,792,235
Netflix, Inc. (b)	17,372	12,183,852
ROBLOX Corp. - Class A (b)	25,246	1,110,571
Walt Disney Co.	73,442	6,637,688
Warner Bros Discovery, Inc. (b)(c)	104,827	821,844
		22,546,190
Financial Services — 9.8%
Berkshire Hathaway, Inc. - Class B (b)	95,958	45,668,331
Block, Inc. (b)	24,420	1,613,674
Mastercard, Inc. - Class A	42,501	20,542,433
PayPal Holdings, Inc. (b)	42,035	3,044,595
Visa, Inc. - Class A	86,132	23,804,301
		94,673,334
Ground Transportation — 1.5%
Old Dominion Freight Line, Inc.	9,287	1,790,534
Uber Technologies, Inc. (b)	81,019	5,924,919
Union Pacific Corp.	27,636	7,077,303
		14,792,756

The accompanying notes are an integral part of these financial statements.

8

Motley Fool 100 Index ETF

Schedule of Investments (continued)

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies — 1.7%
Align Technology, Inc. (b)	3,185	$755,546
Becton Dickinson & Co.	13,264	3,215,326
DexCom, Inc. (b)	15,322	1,062,427
IDEXX Laboratories, Inc. (b)	3,533	1,700,539
Intuitive Surgical, Inc. (b)	15,777	7,772,223
ResMed, Inc. (c)	6,227	1,525,740
		16,031,801
Health Care Providers & Services — 3.7%
CVS Health Corp.	56,008	3,205,898
HCA Healthcare, Inc.	11,631	4,601,107
McKesson Corp.	5,760	3,231,821
UnitedHealth Group, Inc.	42,078	24,834,436
		35,873,262
Health Care Technology — 0.2%
Veeva Systems, Inc. - Class A (b)	6,866	1,486,077
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc. - Class A (b)	25,047	2,938,264
Booking Holdings, Inc.	1,318	5,152,365
Chipotle Mexican Grill, Inc. (b)	56,726	3,181,194
DoorDash, Inc. - Class A (b)	17,448	2,245,732
Marriott International, Inc. - Class A	12,642	2,966,951
Starbucks Corp.	51,151	4,837,350
		21,321,856
Industrial Conglomerates — 0.3%
3M Co.	24,576	3,310,141
Insurance — 0.3%
Aflac, Inc. (c)	25,998	2,869,139
Interactive Media & Services — 10.3%
Alphabet, Inc. - Class C	329,638	54,426,530
Meta Platforms, Inc. - Class A	87,867	45,805,946
		100,232,476

The accompanying notes are an integral part of these financial statements.

9

Motley Fool 100 Index ETF

Schedule of Investments (continued)

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS (continued)
IT Services — 0.5%
Cognizant Technology Solutions Corp. - Class A	21,268	$1,654,013
Gartner, Inc. (b)	3,276	1,611,661
MongoDB, Inc. (b)(c)	2,910	846,199
Snowflake, Inc. - Class A (b)	6,697	764,998
		4,876,871
Life Sciences Tools & Services — 0.1%
Illumina, Inc. (b)	6,772	889,841
Machinery — 0.2%
Cummins, Inc.	5,834	1,825,167
Media — 0.2%
Trade Desk, Inc. - Class A (b)	20,890	2,183,632
Oil, Gas & Consumable Fuels — 0.2%
Kinder Morgan, Inc.	94,945	2,047,964
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	78,398	3,915,980
Eli Lilly & Co.	35,375	33,960,708
		37,876,688
Real Estate Management & Development — 0.1%
CoStar Group, Inc. (b)	17,431	1,347,416
Semiconductors & Semiconductor Equipment — 12.4%
Advanced Micro Devices, Inc. (b)	63,932	9,497,738
Broadcom, Inc.	183,358	29,854,349
Lam Research Corp.	5,285	4,339,038
NVIDIA Corp.	644,597	76,945,544
		120,636,669
Software — 15.0%
Adobe Systems, Inc. (b)	17,572	10,093,532
Autodesk, Inc. (b)	9,908	2,560,227
Crowdstrike Holdings, Inc. - Class A (b)	9,335	2,588,409
Datadog, Inc. - Class A (b)	14,297	1,662,169
Fair Isaac Corp. (b)	1,025	1,773,527
Fortinet, Inc. (b)	32,673	2,506,346
Intuit, Inc.	12,531	7,897,788

The accompanying notes are an integral part of these financial statements.

10

Motley Fool 100 Index ETF

Schedule of Investments (continued)

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	197,421	$82,352,196
Palo Alto Networks, Inc. (b)	14,746	5,348,669
Roper Technologies, Inc.	4,824	2,674,474
Salesforce, Inc.	38,300	9,686,070
ServiceNow, Inc. (b)	9,450	8,079,750
Synopsys, Inc. (b)	6,108	3,173,595
Workday, Inc. - Class A (b)	11,348	2,986,680
Zoom Video Communications, Inc. - Class A (b)	13,187	910,958
Zscaler, Inc. (b)	5,928	1,185,481
		145,479,871
Specialized REITs — 1.3%
American Tower Corp.	21,574	4,833,870
Crown Castle, Inc.	19,428	2,176,325
Digital Realty Trust, Inc.	12,813	1,942,579
Equinix, Inc.	4,322	3,606,104
		12,558,878
Specialty Retail — 1.7%
Home Depot, Inc.	45,199	16,655,831
Technology Hardware, Storage & Peripherals — 9.7%
Apple, Inc.	410,940	94,105,260
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc. - Class B (c)	60,013	5,000,283
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.	54,954	10,920,459
TOTAL COMMON STOCKS (Cost $624,698,031)		967,166,341

The accompanying notes are an integral part of these financial statements.

11

Motley Fool 100 Index ETF

Schedule of Investments (Concluded)

AUGUST 31, 2024

	Units	Value

SHORT-TERM INVESTMENTS — 1.1%
Investments Purchased with Proceeds from Securities Lending — 1.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.42% (d)	10,257,974	$10,257,974
TOTAL SHORT-TERM INVESTMENTS (Cost $10,257,974)		10,257,974

TOTAL INVESTMENTS — 100.8% (Cost $634,956,005)		977,424,315
Liabilities in Excess of Other Assets — (0.8)%		(7,539,477)
TOTAL NET ASSETS — 100.0%		$969,884,838

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT — Real Estate Investment Trust

(a)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $13,276 or 0.0% of net assets as of August 31, 2024.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan as of August 31, 2024. At August 31, 2024, the total market value of these securities was $10,202,881 which represented 1.1% of net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

12

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS — 99.4%
Aerospace & Defense — 8.7%
Axon Enterprise, Inc. (a)	9,409	$3,434,003
Leonardo DRS, Inc. (a)	118,368	3,378,222
		6,812,225
Air Freight & Logistics — 3.6%
GXO Logistics, Inc. (a)	55,712	2,788,386
Automobile Components — 4.9%
Fox Factory Holding Corp. (a)	36,738	1,487,154
Gentex Corp.	75,312	2,359,525
		3,846,679
Banks — 3.1%
Live Oak Bancshares, Inc. (b)	57,217	2,459,759
Biotechnology — 3.8%
Ultragenyx Pharmaceutical, Inc. (a)	52,913	3,004,400
Building Products — 2.3%
Trex Co., Inc. (a)	27,813	1,772,801
Capital Markets — 3.4%
StoneX Group, Inc. (a)	32,366	2,681,847
Electronic Equipment, Instruments & Components — 1.9%
IPG Photonics Corp. (a)	21,130	1,444,658
Financial Services — 3.5%
Toast, Inc. - Class A (a)(b)	109,056	2,711,132
Ground Transportation — 5.9%
Landstar System, Inc.	7,452	1,360,437
RXO, Inc. (a)	114,440	3,256,962
		4,617,399
Health Care Equipment & Supplies — 13.8%
Globus Medical, Inc. - Class A (a)	51,400	3,736,780
Inari Medical, Inc. (a)(b)	56,160	2,427,797
Penumbra, Inc. (a)	9,877	1,998,315
UFP Technologies, Inc. (a)(b)	7,680	2,620,646
		10,783,538

The accompanying notes are an integral part of these financial statements.

13

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments (CONTINUED)

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services — 3.2%
HealthEquity, Inc. (a)	31,842	$2,533,349
Health Care Technology — 1.3%
Certara, Inc. (a)(b)	85,248	1,044,288
Industrial REITs — 2.6%
STAG Industrial, Inc.	51,019	2,070,351
Insurance — 4.2%
Goosehead Insurance, Inc. - Class A (a)(b)	39,338	3,317,767
Oil, Gas & Consumable Fuels — 3.3%
Northern Oil & Gas, Inc. (b)	63,888	2,541,465
Personal Care Products — 2.1%
BellRing Brands, Inc. (a)	28,800	1,610,784
Semiconductors & Semiconductor Equipment — 3.0%
SiTime Corp. (a)(b)	13,344	1,930,343
Wolfspeed, Inc. (a)(b)	45,794	446,491
		2,376,834
Software — 16.1%
Alarm.com Holdings, Inc. (a)	56,020	3,335,431
DoubleVerify Holdings, Inc. (a)	52,897	1,042,071
LiveRamp Holdings, Inc. (a)	46,944	1,216,789
nCino, Inc. (a)	52,640	1,577,094
Q2 Holdings, Inc. (a)(b)	33,286	2,470,154
Smartsheet, Inc. - Class A (a)	59,859	2,921,119
		12,562,658
Textiles, Apparel & Luxury Goods — 2.4%
Crocs, Inc. (a)	12,859	1,879,600
Trading Companies & Distributors — 6.3%
Herc Holdings, Inc.	14,256	2,086,651
Watsco, Inc. (b)	5,946	2,826,848
		4,913,499
TOTAL COMMON STOCKS (Cost $68,204,891)		77,773,419

The accompanying notes are an integral part of these financial statements.

14

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments (Concluded)

AUGUST 31, 2024

	Units	Value

SHORT-TERM INVESTMENTS — 27.4%
Investments Purchased with Proceeds from Securities Lending — 27.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.42% (c)	21,476,806	$21,476,806
TOTAL SHORT-TERM INVESTMENTS (Cost $21,476,806)		21,476,806

TOTAL INVESTMENTS — 126.8% (Cost $89,681,697)		99,250,225
Liabilities in Excess of Other Assets — (26.8)%		(21,001,545)
TOTAL NET ASSETS — 100.0%		$78,248,680

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT — Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of August 31, 2024. At August 31, 2024, the total market value of these securities was $20,968,235 which represented 26.8% of net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

15

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS — 99.8%
Air Freight & Logistics — 0.1%
GXO Logistics, Inc. (a)	529	$26,477
Beverages — 0.5%
Boston Beer Co., Inc. - Class A (a)	50	13,586
Monster Beverage Corp. (a)	4,444	209,446
		223,032
Biotechnology — 2.4%
Exelixis, Inc. (a)	1,383	36,000
Gilead Sciences, Inc.	6,760	534,040
Neurocrine Biosciences, Inc. (a)	557	70,772
Vertex Pharmaceuticals, Inc. (a)	1,018	504,816
		1,145,628
Broadline Retail — 4.8%
Amazon.com, Inc. (a)	11,920	2,127,720
eBay, Inc.	2,308	136,403
Etsy, Inc. (a)	528	29,087
		2,293,210
Capital Markets — 0.6%
Cboe Global Markets, Inc.	465	95,511
Nasdaq, Inc.	2,215	159,657
PJT Partners, Inc. - Class A	139	17,167
		272,335
Chemicals — 2.2%
Balchem Corp.	136	24,076
Ecolab, Inc.	1,366	345,844
RPM International, Inc.	728	84,630
Sherwin-Williams Co.	1,534	566,614
		1,021,164
Commercial Services & Supplies — 2.1%
Cintas Corp.	606	487,902
Rollins, Inc.	2,582	129,565
Waste Management, Inc.	1,820	385,913
		1,003,380

The accompanying notes are an integral part of these financial statements.

16

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Communications Equipment — 1.0%
Arista Networks, Inc. (a)	1,341	$473,883
Consumer Staples Distribution & Retail — 4.9%
Casey’s General Stores, Inc.	234	84,781
Costco Wholesale Corp.	2,527	2,255,044
		2,339,825
Distributors — 0.1%
LKQ Corp.	1,371	57,020
Entertainment — 3.5%
Electronic Arts, Inc.	1,338	203,135
Netflix, Inc. (a)	2,090	1,465,822
		1,668,957
Financial Services — 9.9%
Jack Henry & Associates, Inc.	371	64,194
Mastercard, Inc. - Class A	4,896	2,366,432
Visa, Inc. - Class A	8,091	2,236,110
		4,666,736
Food Products — 0.1%
Darling Ingredients, Inc. (a)	615	25,664
Ground Transportation — 2.0%
Landstar System, Inc.	177	32,313
Old Dominion Freight Line, Inc.	1,044	201,283
RXO, Inc. (a)	497	14,145
Union Pacific Corp.	2,682	686,833
		934,574
Health Care Equipment & Supplies — 3.4%
Becton Dickinson & Co.	1,232	298,649
IDEXX Laboratories, Inc. (a)	531	255,586
Insulet Corp. (a)	351	71,172
Intuitive Surgical, Inc. (a)	1,632	803,972
ResMed, Inc.	726	177,885
STAAR Surgical Co. (a)	243	8,041
		1,615,305

The accompanying notes are an integral part of these financial statements.

17

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services — 8.2%
CVS Health Corp.	5,561	$318,311
HCA Healthcare, Inc.	1,500	593,385
McKesson Corp.	573	321,499
UnitedHealth Group, Inc.	4,484	2,646,457
		3,879,652
Health Care Technology — 0.3%
Veeva Systems, Inc. - Class A (a)	655	141,768
Household Durables — 0.1%
Dream Finders Homes, Inc. - Class A (a)	418	13,982
Meritage Homes Corp.	161	31,889
		45,871
Interactive Media & Services — 9.3%
Alphabet, Inc. - Class C	12,272	2,026,230
Meta Platforms, Inc. - Class A	4,330	2,257,272
Pinterest, Inc. - Class A (a)	3,252	104,194
		4,387,696
IT Services — 1.4%
Cognizant Technology Solutions Corp. - Class A	2,455	190,925
EPAM Systems, Inc. (a)	258	51,796
Gartner, Inc. (a)	433	213,019
GoDaddy, Inc. - Class A (a)	763	127,734
MongoDB, Inc. (a)	340	98,869
		682,343
Machinery — 0.1%
Tennant Co.	107	10,451
Toro Co.	487	45,096
		55,547
Media — 0.6%
New York Times Co. - Class A	851	46,745
Trade Desk, Inc. - Class A (a)	2,134	223,067
		269,812
Personal Care Products — 0.1%
elf Beauty, Inc. (a)	294	44,038

The accompanying notes are an integral part of these financial statements.

18

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals — 5.0%
Eli Lilly & Co.	2,478	$2,378,930
Professional Services — 0.0%(b)
TaskUS, Inc. - Class A (a)	473	6,291
Upwork, Inc. (a)	644	6,208
		12,499
Semiconductors & Semiconductor Equipment — 9.6%
Broadcom, Inc.	11,992	1,952,538
Cirrus Logic, Inc. (a)	276	40,210
Impinj, Inc. (a)	124	20,844
Lam Research Corp.	576	472,902
NVIDIA Corp.	16,751	1,999,567
Universal Display Corp.	236	45,718
		4,531,779
Software — 15.6%
Adobe Systems, Inc. (a)	2,817	1,618,113
Appfolio, Inc. - Class A (a)	175	40,598
Autodesk, Inc. (a)	1,188	306,979
DocuSign, Inc. (a)	1,071	63,414
Fair Isaac Corp. (a)	175	302,797
Fortinet, Inc. (a)	4,277	328,089
HubSpot, Inc. (a)	244	121,773
Manhattan Associates, Inc. (a)	267	70,603
Microsoft Corp.	4,893	2,041,066
Nutanix, Inc. - Class A (a)	1,581	99,904
Palo Alto Networks, Inc. (a)	1,618	586,881
Pegasystems, Inc.	485	34,377
Samsara, Inc. - Class A (a)	2,475	101,648
ServiceNow, Inc. (a)	997	852,435
Synopsys, Inc. (a)	862	447,878
Workday, Inc. - Class A (a)	1,322	347,937
Zuora, Inc. - Class A (a)	710	6,241
		7,370,733
Specialty Retail — 5.4%
Camping World Holdings, Inc. - Class A	176	3,861
Home Depot, Inc.	6,007	2,213,580

The accompanying notes are an integral part of these financial statements.

19

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Concluded)

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Stitch Fix, Inc. - Class A (a)	506	$1,913
Tractor Supply Co.	497	132,972
Ulta Beauty, Inc. (a)	227	80,095
Wayfair, Inc. - Class A (a)	554	23,573
Williams-Sonoma, Inc.	494	66,359
Winmark Corp.	37	13,342
		2,535,695
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	10,125	2,318,625
Pure Storage, Inc. - Class A (a)	1,898	97,348
		2,415,973
Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc. - Class B	6,245	520,333
Skechers USA, Inc. - Class A (a)	683	46,772
Under Armour, Inc. - Class A (a)	2,306	17,733
		584,838
Trading Companies & Distributors — 0.2%
Watsco, Inc.	199	94,609
TOTAL COMMON STOCKS (Cost $36,977,146)		47,198,973

TOTAL INVESTMENTS — 99.8% (Cost $36,977,146)		47,198,973
Other Assets in Excess of Liabilities — 0.2%		127,365
TOTAL NET ASSETS — 100.0%		$47,326,338

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

20

MOTLEY FOOL next index ETF

Schedule of Investments

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS — 99.7%
Aerospace & Defense — 4.9%
AeroVironment, Inc. (a)	396	$80,689
Axon Enterprise, Inc. (a)	1,070	390,518
HEICO Corp.	1,710	438,718
Rocket Lab USA, Inc. (a)	6,975	43,733
Textron, Inc.	2,702	246,422
		1,200,080
Air Freight & Logistics — 0.3%
GXO Logistics, Inc. (a)	1,551	77,628
Automobile Components — 0.7%
BorgWarner, Inc.	3,227	109,944
Phinia, Inc.	649	31,126
XPEL, Inc. (a)	391	16,926
		157,996
Banks — 0.7%
Axos Financial, Inc. (a)	809	56,169
Western Alliance Bancorp	1,545	126,195
		182,364
Beverages — 0.7%
Boston Beer Co., Inc. - Class A (a)	167	45,377
Celsius Holdings, Inc. (a)	3,299	125,461
		170,838
Biotechnology — 5.6%
2seventy bio, Inc. (a)	729	3,550
Alnylam Pharmaceuticals, Inc. (a)	1,791	470,478
AnaptysBio, Inc. (a)	387	14,741
BioMarin Pharmaceutical, Inc. (a)	2,690	245,355
Bluebird Bio, Inc. (a)	2,729	1,532
Bridgebio Pharma, Inc. (a)	2,649	73,775
Editas Medicine, Inc. (a)	1,165	4,357
Emergent BioSolutions, Inc. (a)	743	6,174
Exact Sciences Corp. (a)	2,613	161,196
Exelixis, Inc. (a)	4,124	107,348
Ionis Pharmaceuticals, Inc. (a)	2,065	98,459

The accompanying notes are an integral part of these financial statements.

21

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Neurocrine Biosciences, Inc. (a)	1,425	$181,061
		1,368,026
Broadline Retail — 0.4%
Etsy, Inc. (a)	1,657	91,284
Building Products — 0.4%
Trex Co., Inc. (a)	1,540	98,160
Capital Markets — 4.8%
Affiliated Managers Group, Inc.	452	78,571
Cboe Global Markets, Inc.	1,490	306,046
FactSet Research Systems, Inc.	542	229,180
Houlihan Lokey, Inc.	973	152,391
Interactive Brokers Group, Inc. - Class A	1,516	195,397
Jefferies Financial Group, Inc.	3,003	180,030
PJT Partners, Inc. - Class A	340	41,990
		1,183,605
Chemicals — 1.2%
Balchem Corp.	460	81,434
RPM International, Inc.	1,824	212,040
		293,474
Commercial Services & Supplies — 1.5%
Healthcare Services Group, Inc. (a)	1,043	11,359
Rollins, Inc.	6,857	344,084
		355,443
Communications Equipment — 0.7%
Ubiquiti, Inc.	858	166,040
Construction & Engineering — 0.5%
MasTec, Inc. (a)	1,103	124,782
Consumer Finance — 0.5%
Nelnet, Inc. - Class A	516	59,639
Upstart Holdings, Inc. (a)	1,244	52,870
		112,509

The accompanying notes are an integral part of these financial statements.

22

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail — 0.8%
Casey’s General Stores, Inc.	526	$190,575
Distributors — 0.6%
LKQ Corp.	3,779	157,169
Diversified Consumer Services — 0.5%
Chegg, Inc. (a)	1,449	3,130
Duolingo, Inc. (a)	611	129,880
		133,010
Diversified Telecommunication Services — 0.0%(b)
Bandwidth, Inc. - Class A (a)	382	6,555
Electronic Equipment, Instruments & Components — 2.7%
Cognex Corp.	2,432	98,204
Coherent Corp. (a)	2,161	168,450
Evolv Technologies Holdings, Inc. (a)	2,212	8,715
IPG Photonics Corp. (a)	647	44,235
Littelfuse, Inc.	352	95,815
Zebra Technologies Corp. - Class A (a)	729	251,782
		667,201
Energy Equipment & Services — 0.2%
Core Laboratories, Inc.	664	12,988
Oceaneering International, Inc. (a)	1,436	38,757
		51,745
Entertainment — 3.5%
Live Nation Entertainment, Inc. (a)	3,252	317,623
Roku, Inc. (a)	1,938	131,338
Take-Two Interactive Software, Inc. (a)	2,479	400,879
		849,840
Financial Services — 2.7%
Euronet Worldwide, Inc. (a)	649	70,033
Jack Henry & Associates, Inc.	1,032	178,567
Marqeta, Inc. - Class A (a)	7,336	39,101
Toast, Inc. - Class A (a)	7,860	195,400
Walker & Dunlop, Inc.	479	51,282

The accompanying notes are an integral part of these financial statements.

23

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Financial Services (continued)
WEX, Inc. (a)	596	$113,848
		648,231
Food Products — 2.0%
Darling Ingredients, Inc. (a)	2,264	94,477
Freshpet, Inc. (a)	687	93,432
McCormick & Co., Inc.	3,767	301,473
		489,382
Ground Transportation — 2.1%
Landstar System, Inc.	507	92,558
RXO, Inc. (a)	1,666	47,414
U-Haul Holding Co. (a)	2,686	190,760
XPO, Inc. (a)	1,648	188,894
		519,626
Health Care Equipment & Supplies — 3.1%
Globus Medical, Inc. - Class A (a)	1,912	139,003
Inari Medical, Inc. (a)	823	35,578
Insulet Corp. (a)	992	201,148
Masimo Corp. (a)	754	88,610
QuidelOrtho Corp. (a)	949	40,095
Solventum Corp. (a)	2,445	156,749
STAAR Surgical Co. (a)	697	23,064
TransMedics Group, Inc. (a)	468	78,652
		762,899
Health Care Providers & Services — 1.8%
Fulgent Genetics, Inc. (a)	426	9,610
Guardant Health, Inc. (a)	1,732	44,305
HealthEquity, Inc. (a)	1,234	98,177
Progyny, Inc. (a)	1,350	31,711
Quest Diagnostics, Inc.	1,572	246,757
		430,560
Health Care Technology — 0.6%
Doximity, Inc. - Class A (a)	2,626	96,584
GoodRx Holdings, Inc. - Class A (a)	5,312	41,965

The accompanying notes are an integral part of these financial statements.

24

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
Teladoc, Inc. (a)	2,401	$17,215
		155,764
Hotels, Restaurants & Leisure — 4.0%
Cava Group, Inc. (a)	1,616	184,289
Dave & Buster’s Entertainment, Inc. (a)	561	17,582
Hyatt Hotels Corp. - Class A	1,433	217,701
Planet Fitness, Inc. - Class A (a)	1,241	100,782
Sweetgreen, Inc. - Class A (a)	1,606	50,766
Texas Roadhouse, Inc.	946	159,637
Vail Resorts, Inc.	535	97,209
Wingstop, Inc.	417	161,008
		988,974
Household Durables — 2.3%
Dream Finders Homes, Inc. - Class A (a)	1,328	44,422
iRobot Corp. (a)	408	2,986
Meritage Homes Corp.	515	102,006
NVR, Inc. (a)	46	421,933
		571,347
Household Products — 0.2%
Spectrum Brands Holdings, Inc.	414	39,048
Industrial REITs — 0.4%
STAG Industrial, Inc.	2,579	104,656
Insurance — 2.1%
Kinsale Capital Group, Inc.	329	161,569
Lemonade, Inc. (a)	999	18,511
Markel Group, Inc. (a)	185	296,126
Safety Insurance Group, Inc.	212	18,772
Trupanion, Inc. (a)	594	27,164
		522,142
Interactive Media & Services — 1.9%
Bumble, Inc. - Class A (a)	1,786	11,984
Match Group, Inc. (a)	3,572	132,914
Pinterest, Inc. - Class A (a)	9,670	309,827
		454,725

The accompanying notes are an integral part of these financial statements.

25

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS (continued)
IT Services — 5.3%
Cloudflare, Inc. - Class A (a)	4,810	$395,093
DigitalOcean Holdings, Inc. (a)	1,292	48,360
EPAM Systems, Inc. (a)	786	157,797
Fastly, Inc. - Class A (a)	1,936	11,655
GoDaddy, Inc. - Class A (a)	1,997	334,318
Okta, Inc. (a)	2,381	187,456
Twilio, Inc. - Class A (a)	2,425	152,193
		1,286,872
Leisure Products — 0.6%
Hasbro, Inc.	1,972	134,412
Life Sciences Tools & Services — 0.5%
Mesa Laboratories, Inc.	77	10,294
Repligen Corp. (a)	792	119,537
		129,831
Machinery — 3.7%
Chart Industries, Inc. (a)	595	72,828
Middleby Corp. (a)	761	107,012
Proto Labs, Inc. (a)	360	11,009
RBC Bearings, Inc. (a)	412	122,714
Tennant Co.	272	26,566
Toro Co.	1,471	136,215
Westinghouse Air Brake Technologies Corp.	2,497	423,416
		899,760
Media — 0.6%
Boston Omaha Corp. - Class A (a)	446	6,374
New York Times Co. - Class A	2,326	127,767
PubMatic, Inc. - Class A (a)	707	11,029
		145,170
Oil, Gas & Consumable Fuels — 0.9%
Clean Energy Fuels Corp. (a)	3,161	9,768
EQT Corp.	6,043	202,501
Excelerate Energy, Inc. - Class A	357	6,508
Vitesse Energy, Inc.	419	10,835
		229,612

The accompanying notes are an integral part of these financial statements.

26

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Passenger Airlines — 0.3%
Alaska Air Group, Inc. (a)	1,796	$64,854
Hawaiian Holdings, Inc. (a)	735	12,730
		77,584
Personal Care Products — 0.5%
elf Beauty, Inc. (a)	793	118,783
Pharmaceuticals — 0.8%
Viatris, Inc.	16,854	203,596
Professional Services — 3.7%
Broadridge Financial Solutions, Inc.	1,675	356,540
NV5 Global, Inc. (a)	229	22,014
Paycom Software, Inc.	803	130,712
Robert Half, Inc.	1,460	91,498
SS&C Technologies Holdings, Inc.	3,503	263,040
TaskUS, Inc. - Class A (a)	1,246	16,572
Upwork, Inc. (a)	1,884	18,162
		898,538
Real Estate Management & Development — 0.8%
Redfin Corp. (a)	1,692	15,803
Zillow Group, Inc. - Class C (a)	3,321	183,652
		199,455
Retail REITs — 0.1%
Retail Opportunity Investments Corp.	1,805	27,598
Semiconductors & Semiconductor Equipment — 4.8%
Cirrus Logic, Inc. (a)	756	110,142
Enphase Energy, Inc. (a)	1,873	226,708
First Solar, Inc. (a)	1,515	344,465
Impinj, Inc. (a)	393	66,063
Silicon Laboratories, Inc. (a)	453	53,622
Skyworks Solutions, Inc.	2,271	248,879
Universal Display Corp.	672	130,180
		1,180,059
Software — 11.7%
Alarm.com Holdings, Inc. (a)	710	42,273
Appfolio, Inc. - Class A (a)	514	119,243

The accompanying notes are an integral part of these financial statements.

27

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Software (continued)
Appian Corp. - Class A (a)	1,025	$33,251
Asana, Inc. - Class A (a)	3,231	45,428
Blackbaud, Inc. (a)	715	59,774
BlackLine, Inc. (a)	997	49,401
Box, Inc. - Class A (a)	2,052	66,895
Braze, Inc. - Class A (a)	1,440	64,483
Confluent, Inc. - Class A (a)	4,174	88,572
DocuSign, Inc. (a)	2,899	171,650
Gitlab, Inc. - Class A (a)	2,251	106,697
HubSpot, Inc. (a)	722	360,329
Manhattan Associates, Inc. (a)	871	230,319
Nutanix, Inc. - Class A (a)	3,493	220,723
Pegasystems, Inc.	1,204	85,340
Q2 Holdings, Inc. (a)	852	63,227
Samsara, Inc. - Class A (a)	7,797	320,223
Smartsheet, Inc. - Class A (a)	1,959	95,599
Tyler Technologies, Inc. (a)	601	353,310
UiPath, Inc. - Class A (a)	8,108	104,431
Unity Software, Inc. (a)	5,134	84,044
Varonis Systems, Inc. (a)	1,579	89,371
Zuora, Inc. - Class A (a)	2,098	18,441
		2,873,024
Specialty Retail — 7.7%
Camping World Holdings, Inc. - Class A	640	14,042
CarMax, Inc. (a)	2,227	188,293
Carvana Co. (a)	1,657	249,577
Chewy, Inc. - Class A (a)	6,171	176,182
Designer Brands, Inc. - Class A	818	5,432
Five Below, Inc. (a)	780	58,835
GameStop Corp. - Class A (a)	6,035	141,340
RH (a)	263	66,723
Sleep Number Corp. (a)	318	4,837
Stitch Fix, Inc. - Class A (a)	1,731	6,543
Tractor Supply Co.	1,526	408,281
Ulta Beauty, Inc. (a)	676	238,520
Wayfair, Inc. - Class A (a)	1,728	73,526
Williams-Sonoma, Inc.	1,821	244,615

The accompanying notes are an integral part of these financial statements.

28

MOTLEY FOOL next index ETF

Schedule of Investments (Concluded)

AUGUST 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Winmark Corp.	52	$18,751
		1,895,497
Technology Hardware, Storage & Peripherals — 1.0%
Pure Storage, Inc. - Class A (a)	4,604	236,139
Textiles, Apparel & Luxury Goods — 0.8%
Skechers USA, Inc. - Class A (a)	2,161	147,985
Under Armour, Inc. - Class A (a)	6,103	46,932
		194,917
Trading Companies & Distributors — 1.5%
Watsco, Inc.	527	250,546
WESCO International, Inc.	720	119,074
		369,620
TOTAL COMMON STOCKS (Cost $24,624,583)		24,426,145

TOTAL INVESTMENTS — 99.7% (Cost $24,624,583)		24,426,145
Other Assets in Excess of Liabilities — 0.3%		88,426
TOTAL NET ASSETS — 100.0%		$24,514,571

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT — Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

29

Motley Fool ETFs

Statements of Assets and Liabilities

AUGUST 31, 2024

	Motley Fool Global Opportunities ETF	Motley Fool Mid-Cap Growth ETF	Motley Fool 100 Index ETF	Motley Fool Small-Cap Growth ETF
ASSETS
Investments in securities of unaffiliated issurers, at value (cost $260,227,204, $126,514,287, $624,698,031 and $68,204,891 respectively)^	$426,488,703	$199,845,433	$967,166,341	$77,773,419
Investments purchased with proceeds from securities lending collateral (cost $34,052,359, $28,802,749, $10,257,974 and $21,476,806 respectively)	34,052,359	28,802,749	10,257,974	21,476,806
Cash and cash equivalents	13,848,001	3,330,333	2,494,703	507,825
Receivables for:
Dividends and tax reclaims	436,106	106,527	608,889	23,412
Total assets	474,825,169	232,085,042	980,527,907	99,781,462

LIABILITIES
Payables for:
Securities lending collateral (see Note 7)	34,052,359	28,802,749	10,257,974	21,476,806
Advisory fees	310,338	143,321	385,095	55,976
Total liabilities	34,362,697	28,946,070	10,643,069	21,532,782
Net assets	$440,462,472	$203,138,972	$969,884,838	$78,248,680

NET ASSETS CONSIST OF:
Par value	$14,044	$7,118	$17,625	$2,400
Paid-in capital	221,243,963	100,813,106	633,389,138	85,998,034
Total distributable earnings/(losses)	219,204,465	102,318,748	336,478,075	(7,751,754)
Net assets	$440,462,472	$203,138,972	$969,884,838	$78,248,680

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	14,043,873	7,117,511	17,625,000	2,400,000
Net asset value, price per share	$31.36	$28.54	$55.03	$32.60

^ Includes market value of securities on loan	$33,637,720	$28,330,814	$10,202,881	$20,968,235

The accompanying notes are an integral part of these financial statements.

30

Motley Fool ETFs

Statements of Assets and Liabilities (concluded)

AUGUST 31, 2024

	Motley Fool Capital Efficiency 100 Index ETF	Motley Fool Next Index ETF
ASSETS
Investments in securities of unaffiliated issurers, at value (cost $36,977,146 and $24,624,583 respectively)^	$47,198,973	$24,426,145
Cash and cash equivalents	113,021	84,560
Receivables for:
Dividends and tax reclaims	33,546	14,317
Total assets	47,345,540	24,525,022

LIABILITIES
Payables for:
Advisory fees	19,202	10,451
Total liabilities	19,202	10,451
Net assets	$47,326,338	$24,514,571

NET ASSETS CONSIST OF:
Par value	$1,850	$1,350
Paid-in capital	37,448,697	26,530,059
Total distributable earnings/(losses)	9,875,791	(2,016,838)
Net assets	$47,326,338	$24,514,571

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,850,000	1,350,000
Net asset value, price per share	$25.58	$18.16

The accompanying notes are an integral part of these financial statements.

31

Motley Fool ETFs

Statements of Operations

FOR THE YEAR ENDED AUGUST 31, 2024

	Motley Fool Global Opportunities ETF	Motley Fool Mid-Cap Growth ETF	Motley Fool 100 Index ETF	Motley Fool Small-Cap Growth ETF
INVESTMENT INCOME
Dividends	$6,149,134	$1,748,100	$5,449,722	$506,939
Less foreign taxes withheld	(397,309)	—	—	—
Securities lending income	56,860	42,484	28,436	34,158
Total investment income	5,808,685	1,790,584	5,478,158	541,097

EXPENSES
Advisory fees (Note 3)	3,631,316	1,633,412	3,573,161	665,835
Total expenses	3,631,316	1,633,412	3,573,161	665,835
Net investment income/(loss)	2,177,369	157,172	1,904,997	(124,738)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	73,740,037	30,724,805	5,115,735	(11,531,737)
Foreign currency transactions	(659,548)	—	—	—
Redemption in-kind	28,177,786	13,067,346	30,127,251	4,418,984
Net change in unrealized appreciation/(depreciation) on:
Investments	(21,782,537)	(10,270,372)	169,139,961	16,332,435
Foreign currency translation	62,086	—	—	—
Net realized and unrealized gain	79,537,824	33,521,779	204,382,947	9,219,682
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$81,715,193	$33,678,951	$206,287,944	$9,094,944

The accompanying notes are an integral part of these financial statements.

32

Motley Fool ETFs

Statements of Operations (CONCLUDED)

FOR THE YEAR ENDED AUGUST 31, 2024

	Motley Fool Capital Efficiency 100 Index ETF	Motley Fool NEXT INDEX ETF
INVESTMENT INCOME
Dividends	$315,068	$162,605
Total investment income	315,068	162,605

EXPENSES
Advisory fees (Note 3)	170,046	129,230
Total expenses	170,046	129,230
Net investment income/(loss)	145,022	33,375

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	743,150	(121,916)
Redemption in-kind	1,705,327	408,441
Net change in unrealized appreciation/(depreciation) on:
Investments	7,226,975	3,254,754
Net realized and unrealized gain	9,675,452	3,541,279
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,820,474	$3,574,654

The accompanying notes are an integral part of these financial statements.

33

MOTLEY FOOL Global Opportunities ETF
Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023
OPERATIONS
Net investment income/(loss)	$2,177,369	$1,883,189
Net realized gain from investments and foreign currency transactions	101,258,275	20,808,505
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation and assets and liabilities denominated in foreign currencies	(21,720,451)	21,314,343
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	81,715,193	44,006,037

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total dividends and distributions to shareholders	(23,006,101)	(2,705,256)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,701,448	1,935,173
Shares redeemed	(55,914,052)	(46,922,013)
Net decrease in net assets from capital share transactions	(48,212,604)	(44,986,840)
TOTAL INCREASE/(DECREASE) IN NET ASSETS	10,496,488	(3,686,059)

NET ASSETS:
Beginning of period	$429,965,984	$433,652,043
End of period	$440,462,472	$429,965,984

SHARES TRANSACTIONS:
Shares sold	275,000	75,000
Shares redeemed	(1,950,000)	(1,875,000)
Net increase/(decrease) in shares outstanding	(1,675,000)	(1,800,000)

The accompanying notes are an integral part of these financial statements.

34

MOTLEY FOOL Mid-Cap Growth ETF
Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023
OPERATIONS
Net investment income/(loss)	$157,172	$569,856
Net realized gain from investments and foreign currency transactions	43,792,151	17,160,148
Net change in unrealized depreciation on investments, foreign currency translation, and assets and liabilities denominated in foreign currencies	(10,270,372)	(2,432,722)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,678,951	15,297,282

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total dividends and distributions to shareholders	(4,987,801)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,257,740
Shares redeemed	(28,155,655)	(29,995,560)
Net decrease in net assets from capital share transactions	(19,897,915)	(29,995,560)
TOTAL INCREASE/(DECREASE) IN NET ASSETS	8,793,235	(14,698,278)

NET ASSETS:
Beginning of period	$194,345,737	$209,044,015
End of period	$203,138,972	$194,345,737

SHARES TRANSACTIONS:
Shares sold	300,000	—
Shares redeemed	(1,075,000)	(1,325,000)
Net increase/(decrease) in shares outstanding	(775,000)	(1,325,000)

The accompanying notes are an integral part of these financial statements.

35

Motley Fool 100 Index ETF

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023
OPERATIONS:
Net investment income	$1,904,997	$1,549,001
Net realized gain from investments	35,242,986	10,767,400
Net change in unrealized appreciation/(depreciation) on investments	169,139,961	78,108,704
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	206,287,944	90,425,105

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(846,637)	(1,701,998)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	255,012,722	76,561,270
Shares redeemed	(40,092,155)	(33,030,150)
Net increase/(decrease) in net assets from capital share transactions	214,920,567	43,531,120
TOTAL INCREASE/(DECREASE) IN NET ASSETS	420,361,874	132,254,227

NET ASSETS:
Beginning of period	549,522,964	417,268,737
End of period	$969,884,838	$549,522,964

SHARES TRANSACTIONS:
Shares sold	5,225,000	1,950,000
Shares redeemed	(825,000)	(1,000,000)
Net increase/(decrease) in shares outstanding	4,400,000	950,000

The accompanying notes are an integral part of these financial statements.

36

Motley Fool Small-Cap Growth ETF

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023
OPERATIONS:
Net investment income/(loss)	$(124,738)	$102,230
Net realized gain/(loss) from investments	(7,112,753)	(3,442,931)
Net change in unrealized appreciation/(depreciation) on investments	16,332,435	13,349,768
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,094,944	10,009,067

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(2,037)	(227,522)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,776,198	691,953
Shares redeemed	(19,475,617)	(15,668,161)
Net increase/(decrease) in net assets from capital share transactions	(3,699,419)	(14,976,208)
TOTAL INCREASE/(DECREASE) IN NET ASSETS	5,393,488	(5,194,663)

NET ASSETS:
Beginning of period	72,855,192	78,049,855
End of period	$78,248,680	$72,855,192

SHARES TRANSACTIONS:
Shares sold	550,000	25,000
Shares redeemed	(650,000)	(625,000)
Net increase/(decrease) in shares outstanding	(100,000)	(600,000)

The accompanying notes are an integral part of these financial statements.

37

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023
OPERATIONS:
Net investment income	$145,022	$107,613
Net realized gain/(loss) from investments	2,448,477	(527,598)
Net change in unrealized appreciation/(depreciation) on investments	7,226,975	4,912,480
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,820,474	4,492,495

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(109,818)	(76,457)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,561,140	474,105
Shares redeemed	(5,405,930)	(3,183,860)
Net increase/(decrease) in net assets from capital share transactions	15,155,210	(2,709,755)
TOTAL INCREASE/(DECREASE) IN NET ASSETS	24,865,866	1,706,283

NET ASSETS:
Beginning of period	22,460,472	20,754,189
End of period	$47,326,338	$22,460,472

SHARES TRANSACTIONS:
Shares sold	900,000	25,000
Shares redeemed	(225,000)	(200,000)
Net increase/(decrease) in shares outstanding	675,000	(175,000)

The accompanying notes are an integral part of these financial statements.

38

MOTLEY FOOL NEXT INDEX ETF

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023
OPERATIONS:
Net investment income	$33,375	$44,071
Net realized gain/(loss) from investments	286,525	(1,362,880)
Net change in unrealized appreciation/(depreciation) on investments	3,254,754	2,748,952
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,574,654	1,430,143

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(46,367)	(64,299)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	420,680	—
Shares redeemed	(8,616,947)	(4,861,270)
Net increase/(decrease) in net assets from capital share transactions	(8,196,267)	(4,861,270)
TOTAL INCREASE/(DECREASE) IN NET ASSETS	(4,667,980)	(3,495,426)

NET ASSETS:
Beginning of period	29,182,551	32,677,977
End of period	$24,514,571	$29,182,551

SHARES TRANSACTIONS:
Shares sold	25,000	—
Shares redeemed	(525,000)	(325,000)
Net increase/(decrease) in shares outstanding	(500,000)	(325,000)

The accompanying notes are an integral part of these financial statements.

39

MOTLEY FOOL Global Opportunities ETF
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	YEARS ENDED AUGUST 31,
	2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$27.35	$24.75	$37.03	$30.17	$25.09
Net investment income/(loss)(1)	0.15	0.11	0.30	(0.05)	— *
Net realized and unrealized gain/(loss) from investments	5.36	2.65	(10.00)	9.03	6.21
Net increase/(decrease) in net assets resulting from operations	5.51	2.76	(9.70)	8.98	6.21
Dividends and distributions to shareholders from:
Net investment income	(0.10)	(0.06)	(0.77)	—	(0.04)
Net realized capital gains	(1.40)	(0.10)	(1.81)	(2.12)	(1.09)
Total dividends and distributions to shareholders	(1.50)	(0.16)	(2.58)	(2.12)	(1.13)
Net asset value, end of period	$31.36	$27.35	$24.75	$37.03	$30.17
Market value, end of period	$31.30	$27.32	$24.74	$—	$—
Total investment return/(loss) on net asset value (2)	21.00%	11.24%	(27.61)%	30.86%	25.64%
Total investment return/(loss) on market value (3)	20.86%	11.19%	(27.65)%	—%	—%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$440,462	$429,966	$433,652	$181,509	$122,406
Ratio of expenses to average net assets	0.85%	0.85%	0.87%	0.95%	0.95%
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.85%	0.85%	0.88%	0.98%	1.00%
Ratio of net investment income/(loss) to average net assets	0.51%	0.45%	1.08%	(0.16)%	(0.01)%
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.51%	0.45%	1.07%	(0.19)%	(0.06)%
Portfolio turnover rate	38%	4%	14%	12%	10%

*	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

The accompanying notes are an integral part of these financial statements.

40

MOTLEY FOOL Mid-Cap Growth ETF
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	YEARS ENDED AUGUST 31,
	2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.62	$22.68	$33.20	$29.79	$24.48
Net investment income/(loss)(1)	0.02	0.07	(0.04)	(0.09)	(0.02)
Net realized and unrealized gain/(loss) from investments	4.54	1.87	(8.38)	6.90	6.79
Net increase/(decrease) in net assets resulting from operations	4.56	1.94	(8.42)	6.81	6.77
Dividends and distributions to shareholders from:
Net investment income	(0.06)	—	—	—	—
Net realized capital gains	(0.58)	—	(2.10)	(3.40)	(1.46)
Total dividends and distributions to shareholders	(0.64)	—	(2.10)	(3.40)	(1.46)
Net asset value, end of period	$28.54	$24.62	$22.68	$33.20	$29.79
Market value, end of period	$28.52	$24.58	$22.62	$—	$—
Total investment return/(loss) on net asset value(2)	18.95%	8.58%	(26.66)%	24.38%	28.77%
Total investment return/(loss) on market value(3)	19.06%	8.65%	(26.84)%	—%	—%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$203,139	$194,346	$209,044	$54,460	$39,488
Ratio of expenses to average net assets	0.85%	0.85%	0.90%	0.95%	0.95%
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.85%	0.85%	0.88%	0.98%	1.00%
Ratio of net investment income/(loss) to average net assets	0.08%	0.29%	(0.17)%	(0.30)%	(0.06)%
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.08%	0.29%	(0.15)%	(0.33)%	(0.11)%
Portfolio turnover rate	31%	18%	2%	15%	14%

*	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

The accompanying notes are an integral part of these financial statements.

41

Motley Fool 100 Index ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	YEARS ENDED AUGUST 31,
	2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$41.55	$33.99	$42.16	$33.67	$22.46
Net investment income/(loss)(1)	0.13	0.13	0.08	0.05	0.11
Net realized and unrealized gain/(loss) from investments	13.41	7.57	(8.15)	8.59	11.23
Net increase/(decrease) in net assets resulting from operations	13.54	7.70	(8.07)	8.64	11.34
Dividends and distributions to shareholders from:
Net investment income	(0.06)	(0.14)	(0.02)	(0.10)	(0.13)
Net realized capital gains	—	—	(0.08)	(0.05)	—
Total dividends and distributions to shareholders	(0.06)	(0.14)	(0.10)	(0.15)	(0.13)
Net asset value, end of period	$55.03	$41.55	$33.99	$42.16	$33.67
Market value, end of period	$54.97	$41.53	$34.00	$42.20	$33.66
Total investment return/(loss) on net asset value(2)	32.61%	22.71%	(19.18)%	25.74%	50.67%
Total investment return/(loss) on market price(3)	32.54%	22.63%	(19.24)%	25.91%	50.89%
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$969,885	$549,523	$417,269	$528,011	$337,547
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income/(loss) to average net assets	0.27%	0.37%	0.20%	0.15%	0.43%
Portfolio turnover rate	24%	6%	15%	23%	26%

(1)	Per share data calculated using average shares outstanding method.

(2)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

The accompanying notes are an integral part of these financial statements.

42

MOTLEY FOOL Small-Cap Growth ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	YEARS ENDED AUGUST 31,
	2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$29.14	$25.18	$40.73	$32.59	$23.33
Net investment income/(loss)(1)	(0.04)	0.04	(0.15)	(0.19)	(0.07)
Net realized and unrealized gain/(loss) from investments	3.50	4.00	(14.53)	10.48	9.67
Net increase/(decrease) in net assets resulting from operations	3.46	4.04	(14.68)	10.29	9.60
Dividends and distributions to shareholders from:
Net realized capital gains	—	(0.08)	(0.87)	(2.15)	(0.34)
Total dividends and distributions to shareholders	—	(0.08)	(0.87)	(2.15)	(0.34)
Net asset value, end of period	$32.60	$29.14	$25.18	$40.73	$32.59
Market value, end of period	$32.60	$29.17	$25.18	$40.74	$32.68
Total investment return/(loss) on net asset value(2)	11.87%	16.13%	(36.66)%	32.00%	41.58%
Total investment return/(loss) on market price(3)	11.77%	16.21%	(36.65)%	31.54%	41.88%
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$78,249	$72,855	$78,050	$189,382	$106,745
Ratio of expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income/(loss) to average net assets	(0.16)%	0.15%	(0.46)%	(0.51)%	(0.29)%
Portfolio turnover rate	30%	62%	11%	21%	27%

*	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

The accompanying notes are an integral part of these financial statements.

43

Motley Fool CAPITAL EFFICIENCY 100 INDEX ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the year Ended august 31,	For the year Ended august 31,	For the Period Ended august 31,
	2024	2023	2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$19.12	$15.37	$20.00
Net investment income/(loss)(2)	0.10	0.09	0.05
Net realized and unrealized gain/(loss) from investments	6.45	3.72	(4.68)
Net increase/(decrease) in net assets resulting from operations	6.55	3.81	(4.63)
Dividends and distributions to shareholders from:
Net investment income	(0.09)	(0.06)	—
Total dividends and distributions to shareholders	(0.09)	(0.06)	—
Net asset value, end of period	$25.58	$19.12	$15.37
Market value, end of period	$25.61	$19.15	$15.38
Total investment return/(loss) on net asset value(3)	34.44%	24.81%	(23.13	)%(5)
Total investment return/(loss) on market price(4)	34.34%	24.99%	(23.09	)%(5)
RATIO/SUPPLEMENTAL DATA	.
Net assets, end of period (000’s omitted)	$47,326	$22,460	$20,754
Ratio of expenses to average net assets	0.50%	0.50%	0.50	%(6)
Ratio of net investment income/(loss) to average net assets	0.43%	0.53%	0.50	%(6)
Portfolio turnover rate	35%	25%	17	%(5)

(1)	Inception date of the Fund was December 30, 2021.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

44

MOTLEY FOOL NEXT INDEX ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the year Ended august 31,	For the year Ended august 31,	For the period Ended august 31,
	2024	2023	2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$15.77	$15.02	$20.00
Net investment income/(loss)(2)	0.02	0.02	0.03
Net realized and unrealized gain/(loss) from investments	2.40	0.76	(5.01)
Net increase/(decrease) in net assets resulting from operations	2.42	0.78	(4.98)
Dividends and distributions to shareholders from:
Net investment income	(0.03)	(0.03)	—
Total dividends and distributions to shareholders	(0.03)	(0.03)	—
Net asset value, end of period	$18.16	$15.77	$15.02
Market value, end of period	$18.15	$15.78	$15.01
Total investment return/(loss) on net asset value(3)	15.31%	5.21%	(24.88	)%(5)
Total investment return/(loss) on market price(4)	15.18%	5.39%	(24.97	)%(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$24,515	$29,183	$32,678
Ratio of expenses to average net assets	0.50%	0.50%	0.50	%(6)
Ratio of net investment income/(loss) to average net assets	0.13%	0.15%	0.26	%(6)
Portfolio turnover rate	18%	27%	11	%(5)

(1)	Inception date of the Fund was December 30, 2021.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

45

Motley Fool Asset Management ETFs

Notes to Financial Statements

AUGUST 31, 2024

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-five separate investment portfolios, including the Motley Fool Global Opportunities ETF (“Global Opportunities Fund”), the Motley Fool Mid-Cap Growth ETF (“Mid-Cap Growth Fund”), the Motley Fool 100 Index ETF (the “Fool 100 Fund”), the Motley Fool Small-Cap Growth ETF (“Small-Cap Growth Fund”), the Motley Fool Capital Efficiency 100 Index ETF (“Capital Efficiency Fund”) and the Motley Fool Next Index ETF (“Next Fund”) (each a “Fund” and together the “Funds”). The Global Opportunities Fund, Mid-Cap Growth Fund, Fool 100 Fund, Small-Cap Growth Fund, Capital Efficiency Fund and Next Fund commenced investment operations on June 17, 2014, June 17, 2014, January 29, 2018, October 29, 2018, December 30, 2021 and December 30, 2021, respectively.

RBB has authorized capital of one hundred billion shares of common stock of which 92.923 billion shares are currently classified into two hundred and thirty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of each Fund is to achieve long-term capital appreciation. The Global Opportunities Fund pursues its objective by investing primarily in common stocks of United States companies and of companies that are organized under the laws of other countries around the world. The Mid-Cap Growth Fund pursues its objective by investing primarily in common stocks of companies that are organized in the United States and that are engaged in a broad range of industries.

The investment objective of the Fool 100 Fund is to achieve investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool 100 Index (the “Fool 100 Index”). The Fool 100 Index was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of Motley Fool Asset Management, LLC (the “Adviser”), in 2017 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters or the highest-rated stocks in Fool IQ, the company’s analyst opinion database. Every company include in the Fool 100 Index is incorporated and listed in the U.S. The investment objective of the Small-Cap Growth Fund is to achieve long-term capital appreciation.

The investment objective of the Capital Efficiency Fund is to seek investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Capital Efficiency 100 Index (the “Capital Efficiency 100 Index”). The Capital Efficiency 100 Index was developed by The Motley Fool in 2021 and is a proprietary, rules-based index designed to track the performance of the highest scoring stocks of U.S. companies, measured by a company’s capital efficiency, that have been recommended by The Motley Fool’s analysts and newsletters, and that also meet certain liquidity requirements. Capital efficiency is a measure of how a business turns its investments into revenue and profit and it provides insight into the company’s return on invested capital. Every company included in the Capital Efficiency 100 Index is incorporated and listed in the U.S. The investment objective of the Next Fund is to seek investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Next Index (the “Next Index”). The Next Index was developed by The Motley Fool in 2021 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters. Every company included in the Next Index is incorporated and listed in the U.S.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is August 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2024 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions

46

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

AUGUST 31, 2024

on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

GLOBAL OPPORTUNITIES FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$417,093,721	$—	$0	$417,093,721
Preferred Stocks	9,394,982	—	—	9,394,982
Investments Purchased with Proceeds From Securities Lending Collateral (a)	—	—	—	34,052,359
Total Assets	$426,488,703	$—	$—	$460,541,062

47

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

AUGUST 31, 2024

MID-CAP GROWTH FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$199,845,433	$—	$—	$199,845,433
Investments Purchased with Proceeds From Securities Lending Collateral (a)		—	—	28,802,749
Total Assets	$199,845,433	$—	$—	$228,648,182

FOOL 100 FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$967,153,065	$—	$13,276	$967,166,341
Investments Purchased with Proceeds From Securities Lending Collateral (a)		—	—	10,257,974
Total Assets	$967,153,065	$—	$13,276	$977,424,315

SMALL-CAP GROWTH FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$77,773,419	$—	$—	$77,773,419
Investments Purchased with Proceeds From Securities Lending Collateral (a)	—	—	—	21,476,806
Total Assets	$77,773,419	$—	$—	$99,250,225

CAPITAL EFFICIENCY FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$47,198,973	$—	$—	$47,198,973
Total Assets	$47,198,973	$—	$—	$47,198,973

48

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

AUGUST 31, 2024

NEXT FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$24,426,145	$—	$—	$24,426,145
Total Assets	$24,426,145	$—	$—	$24,426,145

Refer to the Schedule of Investments for industry classifications.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments and related disclosures are presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of each Fund.

49

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

AUGUST 31, 2024

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with tax regulations and recorded on the ex dividend date. Additionally, each Fund reports details of distribution-related transactions on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars as follows: (1) the values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Policies and Practices

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

TYPES OF FIXED-INCOME SECURITIES — Each Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by S&P Global Ratings (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

REAL ESTATE INVESTMENT TRUSTS — Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code, affecting their tax status.

50

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

AUGUST 31, 2024

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent.

FOREIGN SECURITIES — The Global Opportunities Fund and the Mid-Cap Growth Fund may invest in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell. In certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

PARTICIPATORY NOTES — A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted (or is impractical.) In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

AUGUST 31, 2024

performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Funds’ investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. The Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

TEMPORARY INVESTMENTS — During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for US. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT adviser and other services

Each Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of each Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the Investment Advisory Agreements between the Adviser and the Company on behalf of each Fund. The Adviser is a wholly-owned subsidiary of Motley Fool Investment Management, LLC, which is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, which publishes investment information and analysis across a wide range of media, including investment newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner, along with other private shareholders. Each Fund compensates the Adviser with a unitary management fee for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown on the following table. From the Advisory Fee, the Adviser pays most of the expenses of each Fund, including the cost of

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

AUGUST 31, 2024

transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

FUND	ADVISORY FEE
Global Opportunities Fund	0.85%
Mid-Cap Growth Fund	0.85%
Fool 100 Fund	0.50%
Small-Cap Growth Fund	0.85%
Capital Efficiency Fund	0.50%
Next Fund	0.50%

During the current fiscal period, investment advisory fees accrued were as follows:

FUND	GROSS ADVISORY FEES	RECOUPMENT/ WAIVERS	NET ADVISORY FEES
Global Opportunities Fund	$3,631,316	$—	$3,631,316
Mid-Cap Growth Fund	1,633,412	—	1,633,412
Fool 100 Fund	3,573,161	—	3,573,161
Small-Cap Growth Fund	665,835	—	665,835
Capital Efficiency Fund	170,046	—	170,046
Next Fund	129,230	—	129,230

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors, LLC (“Foreside”) serves as the principal underwriter and distributor of the Global Opportunities Fund’s shares and Mid-Cap Growth Fund’s shares pursuant to a Distribution Agreement with RBB.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fool 100 Fund’s shares, Small-Cap Growth Fund’s shares, Capital Efficiency Fund’s shares and Next Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for its services provided.

DIRECTOR AND OFFICER COMPENSATION — The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. During the current fiscal period, director and officer fees charged to the Funds were paid by the Adviser out of each Fund’s unitary fee.

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

AUGUST 31, 2024

REDEMPTION FEE — Prior to January 1, 2018, the Global Opportunities Fund and Mid-Cap Growth Fund imposed a redemption fee of 2.00% on redemptions/exchanges of Fund shares held less than 90 days. The redemption fee was calculated as a percentage of the net asset value of the total redemption proceeds and was retained by the Funds and accounted for as additional paid-in capital. Effective January 1, 2018, the Funds have eliminated their redemption fees. Please see the Funds’ prospectus for more information.

TRANSACTIONS WITH AFFILIATES — Advisers to investment companies, including the Motley Fool Asset Management Funds, are permitted under 17a-7 of the 1940 Act to purchase or sell securities directly between affiliated clients. When affecting these “cross” transactions, Rule 17a-7 imposes restrictions on how the trades are processed and reported. The specified conditions within Rule 17a-7 are outlined in procedures established by or under the direction of the Board of Directors. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another Fund complies with Rule 17a-7 under the 1940 Act.

During the current fiscal period, the Funds did not engage in any security transactions with affiliates.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
Global Opportunities Fund	$158,893,864	$180,541,208
Mid-Cap Growth Fund	58,997,491	65,524,875
Fool 100 Fund	176,114,679	170,284,951
Small-Cap Growth Fund	28,238,882	22,855,067
Capital Efficiency Fund	12,846,856	11,846,009
Next Fund	4,764,198	5,181,933

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Funds were as follows:

FUND	PURCHASES	SALES
Global Opportunities Fund	$7,428,580	$55,963,180
Mid-Cap Growth Fund	7,824,521	27,287,734
Fool 100 Fund	248,186,529	39,388,187
Small-Cap Growth Fund	14,527,952	18,649,915
Capital Efficiency Fund	19,546,440	5,330,503
Next Fund	404,519	8,253,830

5. Federal Income tax information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

AUGUST 31, 2024

As of August 31, 2024, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Opportunities Fund	$294,396,604	$182,697,242	$(16,552,784)	$166,144,458
Mid-Cap Growth Fund	155,317,036	75,749,999	(2,418,853)	73,331,146
Fool 100 Fund	645,764,427	353,845,571	(22,185,683)	331,659,888
Small-Cap Growth Fund	89,878,141	17,620,813	(8,248,729)	9,372,084
Capital Efficiency Fund	37,237,277	10,790,564	(828,868)	9,961,696
Next Fund	24,638,698	4,552,624	(4,765,177)	(212,553)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2024, primarily attributable to foreign currency transactions and in-kind redemptions gains, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
Global Opportunities Fund	$(28,172,666)	$28,172,666
Mid-Cap Growth Fund	(13,067,346)	13,067,346
Fool 100 Fund	(30,058,743)	30,058,743
Small-Cap Growth Fund	(4,429,097)	4,429,097
Capital Efficiency Fund	(1,689,960)	1,689,960
Next Fund	(347,899)	347,899

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL Loss Carryover	Qualified Late-Year LOSS DEFERRAL	UNREALIZED APPRECIATION/ (DEPRECIATION)	Total
Global Opportunities Fund	$5,617,271	$47,442,736	$—	$—	$166,144,458	$219,204,465
Mid-Cap Growth Fund	157,172	28,830,430	—	—	73,331,146	102,318,748
Fool 100 Fund	3,031,288	1,786,899	—	—	331,659,888	336,478,075
Small-Cap Growth Fund	—	—	(16,995,261)	(128,577)	9,372,084	(7,751,754)
Capital Efficiency Fund	109,143	—	(195,048)	—	9,961,696	9,875,791
Next Fund	17,732	—	(1,822,017)	—	(212,553)	(2,016,838)

The differences between the book and tax basis components of distributable earnings (losses) relate primarily to the timing of recognition of income and gains for federal income tax purposes.

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

AUGUST 31, 2024

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2023 and August 31, 2024 was as follows:

FUND	Tax year	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TOTAL
Global Opportunities Fund	2024	$1,589,216	$21,416,885	$23,006,101
	2023	1,203,987	1,501,269	2,705,256
Mid-Cap Growth Fund	2024	486,537	4,501,264	4,987,801
	2023	—	—	—
Fool 100 Fund	2024	846,637	—	846,637
	2023	1,701,998	—	1,701,998
Small-Cap Growth Fund	2024	2,037	—	2,037
	2023	—	227,522	227,522
Capital Efficiency Fund	2024	109,818	—	109,818
	2023	76,457	—	76,457
Next Fund	2024	46,367	—	46,367
	2023	64,299	—	64,299

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2024 any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2024. The Small-Cap Growth Fund deferred $128,577 post October loss which will be treated as arising on the first business day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2024, the Small-Cap fund had $122,332 of short term capital loss carryforwards and $16,872,929 of long-term capital loss carryforwards, the Capital Efficiency Fund had $195,048 of short-term capital loss carryforwards, and the Next Fund had $1,301,761 of short-term capital loss carryforwards and $520,256 of long-term capital loss carryforwards.

6. SHARE TRANSACTIONS

Shares of the Global Opportunities Fund, Mid-Cap Growth Fund, Fool 100 Fund and Small-Cap Growth Fund are listed and trade on the Cboe BZX Exchange, Inc. Shares of the Capital Efficiency Fund and Next Fund are listed and trade on the NYSE, Arca, Inc. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

AUGUST 31, 2024

to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value per share. Shares of each Fund have equal rights and privileges.

7. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Global Opportunities Fund	$33,637,720	$34,052,359	$56,860
Mid-Cap Growth Fund	28,330,814	28,802,749	42,484
Fool 100 Fund	10,202,881	10,257,974	28,436
Small-Cap Growth Fund	20,968,235	21,476,806	34,158

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Motley Fool Asset Management ETFs

Notes to Financial Statements (concluded)

AUGUST 31, 2024

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Global Opportunities Fund	$33,637,720	$—	$33,637,720	$(33,637,720)	$—	$—
Mid-Cap Growth Fund	28,330,814	—	28,330,814	(28,330,814)	—	—
Fool 100 Fund	10,202,881	—	10,202,881	(10,202,881)	—	—
Small-Cap Growth Fund	20,968,235	—	20,968,235	(20,968,235)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

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Motley Fool Asset Management ETFs
Report of Independent Registered
Public Accounting Firm

To the Board of Directors of
The RBB Fund, Inc.
and the Shareholders of the Motley Fool ETFs

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Motley Fool Global Opportunities ETF, Motley Fool Mid-Cap Growth ETF, Motley Fool 100 Index ETF, Motley Fool Small-Cap Growth ETF, Motley Fool Capital Efficiency 100 Index ETF, and Motley Fool Next Index ETF (the “Funds”), each a series of The RBB Fund, Inc., including the schedules of investments, as of August 31, 2024, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2024, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Motley Fool ETFs	Statement of operations	Statements of changes in net assets	Financial highlights
Motley Fool Global Opportunities ETF, Motley Fool Mid-Cap Growth ETF, Motley Fool 100 Index ETF, and Motley Fool Small-Cap Growth ETF	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the five years in the period ended August 31, 2024
Motley Fool Capital Efficiency 100 Index ETF and Motley Fool Next Index ETF	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the two years in the period ended August 31, 2024 and for the period December 30, 2021 (commencement of operations) through August 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting

59

Motley Fool Asset Management ETFs

Report of Independent Registered
Public Accounting Firm (CONCLUDED)

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2024

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Motley Fool Asset Management ETFs

Shareholder Tax Information

(Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable period ended August 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. During the fiscal year ended August 31, 2024, the following dividends and distributions were paid by the Funds:

FUND	ORDINARY INCOME	LONG-TERM capital gain
Global Opportunities Fund	$1,589,216	$21,416,885
Mid-Cap Growth Fund	486,537	4,501,264
Fool 100 Fund	846,637	—
Small-Cap Growth Fund	2,037	—
Capital Efficiency Fund	109,818	—
Next Fund	46,367	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Jobs and Growth Tax relief Reconciliation Act of 2003 the following percentages of ordinary dividends paid during the fiscal year ended August 31, 2024 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates:

Global Opportunities Fund	85%
Mid-Cap Growth Fund	100%
Fool 100 Fund	100%
Small-Cap Growth Fund	100%
Capital Efficiency Fund	100%
Next Fund	100%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for the Funds are as follows:

Global Opportunities Fund	60%
Mid-Cap Growth Fund	100%
Fool 100 Fund	100%
Small-Cap Growth Fund	100%
Capital Efficiency Fund	100%
Next Fund	100%

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2024. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2025.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

61

Motley Fool Asset Management ETFs

Notice to Shareholders

(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreements between Motley Fool Asset Management, LLC (“MFAM”) and the Company (the “Investment Advisory Agreement”) on behalf of the Motley Fool Mid-Cap Growth ETF, the Motley Fool Global Opportunities ETF, the Motley Fool Small-Cap Growth ETF, Motley Fool 100 Index ETF, Motley Fool Capital Efficiency 100 Index ETF and Motley Fool Next Index ETF (for this section only, each a “Fund” and collectively the “Funds”), at a meeting of the Board held on May 15-16, 2024 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangements. In approving the Investment Advisory Agreement, the Board considered information provided by MFAM with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreement between the Company and MFAM with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of MFAM and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of MFAM were present. Among other things, the Directors considered (i) the nature, extent, and quality of MFAM’s services provided to the Funds; (ii) descriptions of the experience and qualifications of MFAM’s personnel providing those services; (iii) MFAM’s investment philosophies and processes; (iv) MFAM’s assets under management and client descriptions; (v) MFAM’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) MFAM’s advisory fee arrangement with the Company and other similarly managed clients; (vii) MFAM’s compliance policies and procedures; (viii) MFAM’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to each Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group; and (xi) a report comparing the performance of the Funds to the performance of their respective benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by MFAM. The Directors concluded that MFAM had substantial resources to provide services to the Funds and that MFAM’s services had been acceptable.

The Directors also considered the investment performance of the Funds. Information on the Funds’ investment performance was provided for the three-month, one-year, three-year, five-year, and since inception periods ended December 31, 2023, as applicable. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Peer Groups was acceptable.

The Directors then noted the performance of the Motley Fool 100 Index ETF, Motley Fool Capital Efficiency 100 Index ETF, and Motley Fool Next Index ETF. The Directors considered that because each of the aforementioned Funds was designed to track the performance of its respective index, the relevant consideration was the extent to which such Fund tracked its index before fees and expenses. The Board also noted that the performance of the index did not take into account the expenses incurred when purchasing or selling securities, which expenses would lower the performance of a fund seeking to replicate some or all of the holdings of the index. The Board noted that for the three-month, one-year, three-year, and since-inception periods ended December 31, 2023, as applicable, each of the aforementioned Fund’s performance was in line with its index before fees and expenses.

The Directors noted that the Motley Fool 100 Index ETF outperformed the median of its Peer Group for the three-month, one-year, three-year, five-year and since-inception periods ended December 31, 2023.

The Directors noted that the Motley Fool Capital Efficiency 100 Index ETF outperformed the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2023.

62

Motley Fool Asset Management ETFs

Notice to Shareholders (Concluded)

(Unaudited)

The Directors noted that the Motley Fool Next Index ETF outperformed the median of its Peer Group for the three-month and one-year periods ended December 31, 2023, and underperformed the median of its Peer Group for the since-inception period ended December 31, 2023.

The Directors noted that the Motley Fool Global Opportunities ETF outperformed its primary benchmark, the FTSE Global All Cap Net Tax Index, for the three-month, one-year, five-year, and since inception periods ended December 31, 2023, and underperformed its benchmark for the three-year period ended December 31, 2023. The Directors noted that the Motley Fool Global Opportunities ETF outperformed the median of its Peer Group for the one-year, five-year, and since-inception periods ended December 31, 2023, and underperformed the median of its Peer Group for the three-year period ended December 31, 2023.

The Directors noted that the Motley Fool Mid-Cap Growth ETF underperformed its primary benchmark, the Russell Midcap Growth Index, for the three-month, one-year, three-year, five-year and since inception periods ended December 31, 2023. The Directors noted that the Motley Fool Mid-Cap Growth ETF outperformed the median of its Peer Group for the one-year period ended December 31, 2023, equaled the performance of the median of its Peer Group for the since-inception period ended December 31, 2023, and underperformed the median of its Peer Group for the three-month, three-year, and five-year periods ended December 31, 2023.

The Directors noted that the Motley Fool Small-Cap Growth ETF outperformed its primary benchmark, the Russell 2000 Growth Index, for the one-year, five-year, and since-inception periods ended December 31, 2023, and underperformed its benchmark for the three-month and three-year periods ended December 31, 2023. The Directors noted that the Motley Fool Small-Cap Growth ETF outperformed the median of its Peer Group for the one-year period ended December 31, 2023, equaled the performance of the median of its Peer Group for the since-inception period ended December 31, 2023, and underperformed the median of its Peer Group for the three-month, three-year, and five-year periods ended December 31, 2023.

The Board also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreement. In this regard, information on the fees paid by the Funds and the Funds’ total operating expense ratios were compared to similar information for ETFs advised by other, unaffiliated investment advisory firms.

The Directors noted that the net advisory fee of the Motley Fool Mid-Cap Growth ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the Motley Fool Global Opportunities ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were below the median and in the 2nd quintile of its Peer Group.

The Directors noted that the net advisory fee of the Motley Fool Small-Cap Growth ETF ranked above the median and in the 3rd quintile of its Peer Group, and the Fund’s total net expenses were below the median and in the 1st quintile of its Peer Group.

The Directors noted that the net advisory fee of the Motley Fool 100 Index ETF equaled the median and in the 3rd quintile of its Peer Group, and the Fund’s total net expenses were below the median and in the 2nd quintile of its Peer Group.

The Directors noted that the net advisory fee of the Motley Fool Capital Efficiency 100 Index ETF equaled the median and in the 3rd quintile of its Peer Group, and the Fund’s total net expenses equaled the median and ranked in the 3rd quintile of its Peer Group.

The Directors noted that both the net advisory fee and total net expenses of the Motley Fool Next Index ETF ranked above the median and in the 4th quintile of its Peer Group.

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning those Funds paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that MFAM continued to be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of its own fees and resources.

After reviewing the information regarding the Funds’ costs, profitability and economies of scale, and after considering MFAM’s services, the Directors concluded that the investment advisory fees to be paid by the Funds were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one year period ending August 16, 2025.

63

Investment Adviser

Motley Fool Asset Management, LLC
2000 Duke Street
Suite 275
Alexandria, VA 22314

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St. Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

64

Optima Strategic Credit Fund

of

THE RBB FUND, INC.

Financial Statements

August 31, 2024

Optima Strategic Credit Fund

Schedule of Investments	1
Schedule of Credit Default Swaps	2
Statement of Assets And Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes To Financial Statements	7
Report of Independent Registered Public Accounting Firm	15
Shareholder Tax Information	16
Other Information	17

Optima Strategic Credit Fund

Schedule of Investments

as of August 31, 2024

	Shares	Value
SHORT-TERM INVESTMENTS — 76.9%
Money Market Funds — 76.9%
First American Treasury Obligations Fund - Class X, 5.18%(a)	16,454,390	$16,454,390
TOTAL SHORT-TERM INVESTMENTS (Cost $16,454,390)		16,454,390

TOTAL INVESTMENTS — 76.9% (Cost $16,454,390)		$16,454,390
Other Assets in Excess of Liabilities — 23.1%		4,931,426
TOTAL NET ASSETS — 100.0%		$21,385,816

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of the financial statements.

Optima Strategic Credit Fund

Schedule of Credit Default Swaps

August 31, 2024

Reference Obligation*	Financing Rate Received (Paid)	Rating of Reference Entity	Maturity Date	Notional Amount(b)	Value(c)	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Sell Protection(a):
MARKIT CDX North American High Yield (Series #42)	5.00% Quarterly	B/BB(d)	06/20/2029	20,000,000	$1,478,029	$1,039,511	$438,518
					$1,478,029	$1,039,511	$438,518

*	Centrally cleared swap.

The Fund has recorded an asset of $19,218 as of August 31, 2024 related to the current day’s variation margin related to these contracts.

(a)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Rating provided by Markit

The accompanying notes are an integral part of the financial statements.

Optima Strategic Credit Fund

Statement of Assets And Liabilities

August 31, 2024

ASSETS
Short-term investments, at value (cost $16,454,390)	$16,454,390
Cash and cash equivalents	250,000
Deposit at broker for swap contracts	4,685,752
Receivables for:
Interest	53,064
Variation margin on centrally cleared swaps	19,218
Prepaid expenses and other assets	1,720
Total assets	21,464,144

LIABILITIES
Payables for:
Audit expenses	24,541
Broker fees	22,334
Administration and accounting services fees	10,098
Advisory fees	6,334
Transfer agent fees	5,739
Printing and shareholder reporting fees	2,626
Capital shares redeemed	2,014
Custodian fees	194
Other accrued expenses and liabilities	4,448
Total liabilities	78,328
Net assets	21,385,816

NET ASSETS CONSIST OF:
Par value	$2,175
Paid-in capital	22,457,329
Total distributable earnings/(losses)	$(1,073,688)
Net assets	$21,385,816

FOUNDERS CLASS SHARES:
Net assets	$21,385,816
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,175,009
Net asset value, offering and redemption price per share	$9.83

The accompanying notes are an integral part of the financial statements.
3

Optima Strategic Credit Fund

Statement of Operations

For the Year Ended August 31, 2024

INVESTMENT INCOME
Interest	$1,240,311
Broker interest income	137,525
Total investment income	1,377,836
EXPENSES
Broker expenses	240,833
Advisory fees (Note 2)	130,215
Transfer agent fees (Note 2)	52,318
Administration and accounting services fees (Note 2)	40,380
Registration and filing fees	26,808
Audit fees and tax services	20,500
Officer fees	16,975
Director fees	16,906
Legal fees	10,763
Printing and shareholder reporting fees	6,199
Custodian fees (Note 2)	533
Broker interest expense	339
Other expenses	9,090
Total expenses before waivers and/or reimbursements	571,859
Waivers and reimbursements (Note 2)	(34,140)
Net expenses after waivers and/or reimbursements	537,719
Net investment income/(loss)	840,117
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Short-term investments	(1,476)
Swap contracts	120,869
Net change in unrealized appreciation/(depreciation) from:
Short-term investments	14,070
Swap contracts	438,518
Net realized and unrealized gain/(loss) from investments	571,981
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,412,098

The accompanying notes are an integral part of the financial statements.
4

Optima Strategic Credit Fund

Statements of Changes in Net Assets

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$840,117	$957,345
Net realized gain/(loss) from investments and swap contracts	119,393	(1,108,197)
Net change in unrealized appreciation/(depreciation) on investments	452,588	172,530
Net increase/(decrease) in net assets resulting from operations	1,412,098	21,678
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(1,717,031)	(606,258)
Net decrease in net assets from dividends and distributions to shareholders	(1,717,031)	(606,258)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,195,352	11,485,654
Proceeds from reinvestment of distributions	1,717,030	606,258
Shares redeemed	(30,588,784)	(5,242,501)
Net increase/(decrease) in net assets from capital share transactions	(25,676,402)	6,849,411
Total increase/(decrease) in net assets	(25,981,335)	6,264,831
NET ASSETS:
Beginning of period	47,367,151	41,102,320
End of period	$21,385,816	$47,367,151
SHARE TRANSACTIONS:
Shares sold	329,159	1,162,982
Shares reinvested	179,648	61,989
Shares redeemed	(3,178,245)	(534,927)
Net increase/(decrease) in shares outstanding	(2,669,438)	690,044

The accompanying notes are an integral part of the financial statements.
5

Optima Strategic Credit Fund

Financial Highlights

Contained below is per share operating performance data for Founders Class outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period December 29, 2021(1) to August 31, 2022
Per Share Operating Performance
Net asset value, beginning of period	$9.78	$9.89	$10.00
Net investment income/(loss)(2)	0.31	0.19	—
Net realized and unrealized gain/(loss) from investments	0.25	(0.18)	(0.11)
Net increase/(decrease) in net assets resulting from operations	0.56	0.01	(0.11)
Total dividends and distributions to shareholders	(0.51)	(0.12)	—
Net asset value, end of period	$9.83	$9.78	$9.89
Total investment return/(loss)(3)	5.95%	0.12%	(1.10	)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,386	$47,367	$41,102
Ratio of expenses to average net assets with waivers and/or reimbursements	2.06%	1.61%	1.48	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements	2.20%	1.61%	1.94	%(5)
Ratio of expenses to average net assets with waivers and reimbursements (excluding broker and interest expense)	1.13%	1.18%	1.25	%(5)
Ratio of expenses to average net assets without waivers and reimbursements (excluding broker and interest expense)	1.27%	1.18%	1.71	%(5)
Ratio of net investment income/(loss) to average net assets	3.23%	1.94%	0.03	%(5)
Portfolio turnover rate	0%	0%	0	%(4)

(1)	Inception date of the Founders Class Shares of the Fund was December 29, 2021.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.
6

Optima Strategic Credit Fund

Notes To Financial Statements

August 31, 2024

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-five separate investment portfolios, including the Optima Strategic Credit Fund (the “Fund”), which commenced investment operations on December 29, 2021. The Fund is authorized to offer two classes of shares, Founders Class Shares and Investor Class Shares. Investor Class Shares have not yet commenced operations as of the end of the reporting period.

RBB has authorized capital of one hundred billion shares of common stock of which 92.923 billion shares are currently classified into two hundred and thirty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the Fund is to seek total return.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is August 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2024 (the “current fiscal period”).

Portfolio Valuation — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities listed or traded on U.S. exchanges, including swaps contracts, are valued at the last sales prices on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Optima Asset Management LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

August 31, 2024

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Money Market Funds	$16,454,390	$—	$—	$16,454,390
Total Investments	$16,454,390	$—	$—	$16,454,390

Other Financial Instruments:
Credit Default Swaps*	$—	$438,518	$—	$438,518
Total Other Financial Instruments	$—	$438,518	$—	$438,518

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of August 31, 2024.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in

8

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

August 31, 2024

proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Credit Default Swap – During the current fiscal period, the Fund entered into credit default swaps to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statement of Operations. In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps, the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately as Deposit at Broker for Swap Contracts on the Statement of Assets and Liabilities. The average quarterly notional value of credit default swaps in the Fund during the current fiscal period was as follows:

Portfolio
Optima Strategic Credit Fund	$9,742,000

For the current fiscal period, the Fund invested in derivative contracts, which are reflected in the Statement of Assets and Liabilites, as follows:

		DERIVATIVE ASSETS
RISK	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	NET UNREALIZED APPRECATION (DEPRECIATION)
Credit	Swap contracts	Variation margin receivable on swap contracts	$438,518	*

*

Includes cumulative appreciation/(depreciation) as reported on the Schedule of Credit Default Swaps. For centrally cleared credit default swap contracts, only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the current fiscal period, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

	STATEMENT OF OPERATIONS
RISK	DERIVATIVE TYPE	LOCATION	NET REALIZED GAIN(LOSS)	NET CHANGE IN UNREALIZED APPRECATION (DEPRECIATION)
Credit	Swap contracts	Swap contracts	$120,869	$438,518

9

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

August 31, 2024

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains (including net short-term capital gains), if any, are distributed by the Fund at least annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income.

Active Management Risk — The Fund is subject to management risk as an actively-managed investment portfolio. The Fund’s ability to achieve its investment objective depends on the investment skill and ability of Anthony Capital Management, LLC (the “Sub-Adviser”) and on the Sub-Adviser’s ability to correctly identify economic trends.

Cash Positions Risk — The Fund may hold a significant position in cash and/or cash equivalent securities. When the Fund’s investment in cash or cash equivalent securities increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested in other securities.

Counterparty Risk — Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

Credit Risk — Credit risk is the risk that an issuer or other obligated party of a debt security may be unable or unwilling to make interest and principal payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

Credit Default Swap Risk — Credit default swaps are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical credit default swap, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make specific payments to the buyer if a negative credit event occurs, such as the bankruptcy of or default by the issuer of the underlying debt instrument. The use of credit default swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty or concentration risks.

Cyber Security Risk — Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Adviser, Sub-Adviser, custodian, transfer agent, distributor and/or other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its Adviser and Sub-Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Fixed Income Securities Risk — Fixed income securities in which the Fund or an Underlying Fund may invest are subject to certain risks, including: interest rate risk, prepayment risk and credit/default risk. Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes. Prepayment risk involves the risk that in declining interest rate environments prepayments of principal could increase and require the Fund or an Underlying Fund to reinvest proceeds of the prepayments at lower interest rates. Credit risk involves the risk that the credit rating of a security may be lowered.

10

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

August 31, 2024

Government Intervention and Regulatory Changes — The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, effective August 19, 2022, the Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

High Yield Securities — High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk, speculative investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Interest Rate Risk— Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Adviser. It is likely there will be less governmental action in the near future to maintain low interest rates. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by the Fund. Any future declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield, and a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Cash and Cash Equivalents —The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits and is classified as Cash and Cash Equivalents on the Statement of Assets and Liabilities.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Optima Asset Management LLC serves as the investment adviser for the Fund. Anthony Capital Management, LLC serves as the investment sub-adviser to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund, primarily in the form of oversight of the Sub-Adviser pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Sub-Adviser out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees

11

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

August 31, 2024

and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2024.

Advisory Fee	Expense Cap
Founders Class
.50%	1.25%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

Gross Advisory Fees	Waivers/ Recoupment	Net Advisory Fees
$130,215	$(34,140)	$96,075

If at any time the Fund’s total annual fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

Expiration
AUGUST 31, 2027
$34,140

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer,

12

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

August 31, 2024

Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Fund for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$16,454,390	$0	$0	$0

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$890,630	$0	$0	$(1,964,318)	$0	$0

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

13

Optima Strategic Credit Fund

Notes To Financial Statements (Concluded)

August 31, 2024

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2023 and August 31, 2024 were as follows:

	Ordinary Income	Long-Term Gains	Total
2023	$606,258	$0	$606,258
2024	1,717,031	0	1,717,031

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Fund had unexpiring short-term losses of $1,964,318 to offset future capital gains.

6. Subsequent Events

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued, and has determined that there was the following subsequent event: The Fund paid the following distribution:

RECORD DATE	EX-DATE	PAY DATE	DISTRIBUTION RATE PER SHARE
September 26, 2024	September 27, 2024	September 27, 2024	$0.00792420

14

Optima Strategic Credit Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments and schedule of credit default swaps, of Optima Strategic Credit Fund (the “Fund”), a series of The RBB Fund, Inc., as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from December 29, 2021 (commencement of operations) through August 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodians and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 29, 2024

15

Optima Strategic Credit Fund

Shareholder Tax Information

(Unaudited)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2024. The information and distribution reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2024. During the fiscal year ended August 31, 2024, the Fund paid $1,717,031 in ordinary income dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Fund is 0%.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2024. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2025. Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

16

Optima Strategic Credit Fund

Other Information

(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – OPTIMA STRATEGIC CREDIT FUND

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of the investment advisory agreement between the Adviser and the Company (the “Investment Advisory Agreement”) on behalf of the Fund and the approval of the sub-advisory agreement between the Adviser, the Company and the Sub-Adviser (the “Sub-Advisory Agreement”), at a meeting of the Board held on May 15-16, 2024 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term ending August 16, 2025. In approving the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by the Adviser and the Sub-Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreement between the Company and the Adviser with respect to the Fund, and the Investment Sub-Advisory Agreement by and among the Company, the Adviser and the Sub-Adviser with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of the Adviser and the Sub-Adviser, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of the Adviser or the Sub-Adviser were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Fund by the Adviser and the Sub-Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser’s and the Sub-Adviser’s investment philosophies and processes; (iv) the Adviser’s and the Sub-Adviser’s assets under management and client descriptions; (v) the Adviser’s and the Sub-Adviser’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the Adviser’s and the Sub-Adviser’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) the Adviser’s and the Sub-Adviser’s compliance procedures; (viii) the Adviser’s and the Sub-Adviser’s financial information and insurance coverage, as applicable, and the Adviser’s profitability analysis; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group; and (xi) a report comparing the performance of the Fund to the performance of its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser. The Directors concluded that the Adviser and the Sub-Adviser had substantial resources to provide services to the Fund.

The Directors also considered the investment performance of the Fund. Information on the Fund’s investment performance was provided for the three-month, one-year, and since-inception periods ended December 31, 2023. The Directors considered the Fund’s investment performance in light of its investment objectives and investment strategies. The Directors concluded that the investment performance of the Fund as compared to its benchmark and Peer Group was acceptable.

In reaching this conclusion, the Directors observed that the Fund outperformed its primary benchmark for the since-inception period ended December 31, 2023, and underperformed its benchmark for the three-month and one-year periods ended December 31, 2023. The Directors noted that the Free Market U.S. Equity Fund outperformed the median of its Peer Group for the since-inception period ended December 31, 2023, and underperformed its Peer Group for the three-month and one-year periods ended December 31, 2023.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement. In this regard, information on the fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other,

17

Optima Strategic Credit Fund

Other Information (Concluded)

(Unaudited)

unaffiliated investment advisory firms. The Directors noted that the Fund’s net advisory fee was below the median and ranked in the 1st quintile of its Peer Group, and the Fund’s total net expenses (including acquired fund fees and expenses) equaled the median and ranked in the 3rd quintile of its Peer Group.

The Directors also considered the fees payable to the Sub-Adviser under the Sub-Advisory Agreement and the information provided by the Adviser on the services provided by the Sub-Adviser. In this regard, the Directors noted that the fees for the Sub-Adviser were paid directly by the Adviser and not by the Fund. The Directors noted that the Adviser had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2024, to limit total annual operating expenses to agreed upon levels for the Fund.

After reviewing the information regarding the Adviser’s and the Sub-Adviser’s costs, profitability and economies of scale, and after considering the services to be provided by the Adviser and the Sub-Adviser, the Directors concluded that the investment advisory fees to be paid by the Fund to the Adviser and the sub-advisory fees to be paid by the Adviser to the Sub-Adviser were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2025.

18

Investment Adviser
Optima Asset Management LLC
10 East 53rd Street
New York, New York 10022

Sub-Adviser
Anthony Capital Management, LLC
421 George Street, Suite 206
De Pere, Wisconsin 54115

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SGI U.S. LARGE CAP EQUITY FUND

SGI GLOBAL EQUITY FUND

SGI PRUDENT GROWTH FUND

SGI PEAK GROWTH FUND

SGI SMALL CAP CORE FUND

of

The RBB Fund, Inc.

Financial Statements

August 31, 2024

This report is submitted for the general information of the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Funds.

SGI U.S. LARGE CAP EQUITY FUND

PORTFOLIO of Investments

as of August 31, 2024

	NUMBER OF Shares	Value
COMMON STOCKS — 98.2%
Aerospace/Defense — 1.7%
Lockheed Martin Corp.	6,001	$3,409,168
TransDigm Group, Inc.	371	509,461
		3,918,629
Beverages — 1.2%
Coca-Cola Co.	38,344	2,778,790
Biotechnology — 9.0%
Incyte Corp.(a)	55,453	3,641,044
Regeneron Pharmaceuticals, Inc.(a)	6,113	7,242,010
United Therapeutics Corp.(a)	25,119	9,132,012
Vertex Pharmaceuticals, Inc.(a)	2,058	1,020,542
		21,035,608
Building Materials — 3.9%
Builders FirstSource, Inc.(a)	7,278	1,266,372
Owens Corning	43,531	7,344,986
Trane Technologies PLC	1,390	502,707
		9,114,065
Chemicals — 0.3%
LyondellBasell Industries NV - Class A	6,437	635,332
Commercial Services — 3.3%
Automatic Data Processing, Inc.	28,003	7,726,308
Cosmetics & Personal Care — 3.3%
Colgate-Palmolive Co.	72,136	7,682,484
Diversified Financial Services — 3.1%
Interactive Brokers Group, Inc. - Class A	29,667	3,823,779
Mastercard, Inc. - Class A	7,070	3,417,214
		7,240,993
Electric — 3.7%
AES Corp.	26,168	448,258
DTE Energy Co.	22,638	2,830,203
Evergy, Inc.	52,442	3,101,420
NextEra Energy, Inc.	11,659	938,666
Sempra	16,234	1,334,110
		8,652,657
Engineering & Construction — 0.7%
EMCOR Group, Inc.	4,170	1,639,060
Environmental Control — 1.4%
Republic Services, Inc.	4,641	966,303
Waste Management, Inc.	10,805	2,291,092
		3,257,395
Food — 2.9%
Hershey Co.	1,921	$370,868
Kroger Co., (The)	59,413	3,161,366
Performance Food Group Co.(a)	14,831	1,106,986
Sysco Corp.	28,445	2,217,857
		6,857,077
Freight & Logistics — 3.7%
FedEx Corp.	8,243	2,462,761
Union Pacific Corp.	18,409	4,714,361
United Parcel Service, Inc. - Class B	11,849	1,523,189
		8,700,311
Gas — 0.2%
Atmos Energy Corp.	3,579	467,918
Hand/Machine Tools — 0.2%
Snap-on, Inc.	1,296	367,727
Healthcare-Services — 3.3%
Elevance Health, Inc.	13,037	7,260,175
HCA Healthcare, Inc.	1,288	509,520
		7,769,695
Home Builders — 3.2%
DR Horton, Inc.	4,945	933,418
Lennar Corp. - Class A	6,083	1,107,471
NVR, Inc.(a)	585	5,365,889
		7,406,778
Insurance — 14.1%
Allstate Corp., (The)	18,404	3,477,252
American Financial Group, Inc.	12,760	1,704,991
American International Group, Inc.	5,694	438,723
Arch Capital Group Ltd.(a)	45,691	5,167,195
Berkshire Hathaway, Inc. - Class B(a)	1,037	493,529
Cincinnati Financial Corp.	3,003	411,501
Everest Group Ltd.	21,217	8,322,156
MetLife, Inc.	7,507	581,642
Progressive Corp.	35,722	9,009,088
Reinsurance Group of America, Inc.	10,422	2,300,761
RenaissanceRe Holdings Ltd.	1,456	370,974
Unum Group	8,252	457,904
		32,735,716
Iron/Steel — 0.2%
Reliance, Inc.	1,772	507,944
Mining — 1.1%
Freeport-McMoRan, Inc.	57,750	2,557,170

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

PORTFOLIO of Investments (Concluded)

as of August 31, 2024

	NUMBER OF Shares	Value
Oil & Gas — 2.8%
Coterra Energy, Inc.	16,397	$398,939
Devon Energy Corp.	74,017	3,314,481
EOG Resources, Inc.	8,273	1,065,728
Marathon Petroleum Corp.	4,640	821,837
Ovintiv, Inc.	9,405	402,816
Valero Energy Corp.	2,814	412,898
		6,416,699
Online Services — 14.4%
Alphabet, Inc. - Class A	43,868	7,167,154
Amazon.com, Inc.(a)	20,104	3,588,564
GoDaddy, Inc. - Class A(a)	29,925	5,009,744
Meta Platforms, Inc. - Class A	10,936	5,701,046
Spotify Technology SA(a)	6,925	2,374,444
		23,840,952
Pharmaceuticals — 10.4%
Cardinal Health, Inc.	55,823	6,292,369
Eli Lilly & Co.	4,255	4,084,885
McKesson Corp.	10,565	5,927,810
Merck & Co., Inc.	43,857	5,194,862
Neurocrine Biosciences, Inc.(a)	21,607	2,745,385
		24,245,311
Pipelines — 0.2%
Cheniere Energy, Inc.	2,489	461,112
REITS — 0.2%
Simon Property Group, Inc.	2,857	478,119
Retail — 4.9%
Costco Wholesale Corp.	2,449	2,185,439
Ferguson Enterprises, Inc.	1,969	405,043
Lululemon Athletica, Inc.(a)	5,968	1,548,517
Ross Stores, Inc.	7,925	1,193,584
Texas Roadhouse, Inc.	2,636	444,825
Ulta Beauty, Inc.(a)	3,884	1,370,430
Walmart, Inc.	30,805	2,379,070
Wingstop, Inc.	4,661	1,799,659
		11,326,567
Software — 5.2%
Adobe Systems, Inc.(a)	895	514,097
AppLovin Corp. - Class A(a)	24,105	2,238,631
Atlassian Corp. - Class A(a)	3,196	529,258
DocuSign, Inc.(a)	7,190	425,720
HubSpot, Inc.(a)	663	330,884
Nutanix, Inc. - Class A(a)	7,637	482,582
ServiceNow, Inc.(a)	3,490	2,983,950
Veeva Systems, Inc. - Class A(a)	8,718	1,886,924

Software — 5.2% (continued)
Workday, Inc. - Class A(a)	1,963	$516,642
Zoom Video Communications, Inc. - Class A(a)	33,155	2,290,347
		12,199,035
Technology — 2.5%
Accenture PLC - Class A	6,586	2,252,083
Apple, Inc.	6,215	1,423,235
EPAM Systems, Inc.(a)	1,582	317,602
Leidos Holdings, Inc.	11,386	1,804,795
		5,797,715
Telecommunications — 1.3%
Motorola Solutions, Inc.	6,833	3,020,459

TOTAL COMMON STOCKS (Cost $196,334,734)		228,837,626
EXCHANGE TRADED FUNDS — 1.2%
iShares MSCI Min Vol USA ETF	29,495	2,693,483
TOTAL EXCHANGE TRADED FUNDS (Cost $2,678,070)		2,693,483
TOTAL INVESTMENTS — 99.4% (Cost $199,012,804)		231,531,109
Other Assets in Excess of Liabilities — 0.6%		1,427,273
TOTAL NET ASSETS — 100.0%		$232,958,382

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Sociedad Anónima

ETF - Exchange-Traded Fund

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

PORTFOLIO of Investments

as of August 31, 2024

	NUMBER OF Shares	Value
COMMON STOCKS — 97.0%
Aerospace/Defense — 3.1%
Lockheed Martin Corp.	4,418	$2,509,866
Northrop Grumman Corp.	1,649	862,773
		3,372,639
Auto Manufacturers — 1.9%
Honda Motor Co. Ltd., - ADR	62,975	2,075,026
Banks — 3.0%
Credicorp Ltd.	9,718	1,733,205
HDFC Bank, Ltd. - ADR	8,455	516,685
Popular, Inc.	6,742	691,055
Shinhan Financial Group Co., Ltd. - ADR	7,890	334,931
		3,275,876
Beverages — 4.5%
Coca-Cola Co.	40,299	2,920,468
Coca-Cola Femsa SAB de CV - ADR	22,875	1,926,990
		4,847,458
Biotechnology — 4.6%
Exelixis, Inc.(a)	21,785	567,064
United Therapeutics Corp.(a)	7,971	2,897,857
Vertex Pharmaceuticals, Inc.(a)	2,955	1,465,355
		4,930,276
Building Materials — 0.9%
Boise Cascade Co.	1,908	258,763
UFP Industries, Inc.	5,801	705,808
		964,571
Commercial Services — 0.2%
Automatic Data Processing, Inc.	794	219,072
Cosmetics & Personal Care — 3.7%
Colgate-Palmolive Co.	37,534	3,997,371
Diversified Financial Services — 2.0%
AerCap Holdings NV	7,047	686,519
CME Group, Inc.	3,293	710,432
Enact Holdings, Inc.	22,072	784,659
		2,181,610
Electric — 1.2%
Consolidated Edison, Inc.	4,528	459,864
Evergy, Inc.	13,873	820,449
		1,280,313
Electronics — 1.2%
Amphenol Corp. - Class A	12,093	815,673
Keysight Technologies, Inc.(a)	3,101	477,926
		1,293,599
Environmental Control — 2.8%
Republic Services, Inc.	3,230	$672,518
Waste Management, Inc.	11,022	2,337,105
		3,009,623
Food — 4.5%
Flowers Foods, Inc.	18,440	428,546
Kroger Co., (The)	53,037	2,822,099
Sysco Corp.	4,024	313,751
Tyson Foods, Inc. - Class A	20,004	1,286,457
		4,850,853
Gas — 1.3%
National Fuel Gas Co.	22,764	1,360,377
Healthcare-Services — 3.4%
Centene Corp.(a)	3,862	304,441
Chemed Corp.	500	293,085
Elevance Health, Inc.	1,437	800,251
Ensign Group, Inc.	1,574	238,241
Humana, Inc.	1,974	699,724
Molina Healthcare, Inc.(a)	1,814	634,519
UnitedHealth Group, Inc.	1,252	738,930
		3,709,191
Household Products/Wares — 1.0%
Kimberly-Clark Corp.	7,362	1,064,987
Insurance — 14.2%
Allstate Corp., (The)	9,916	1,873,529
American International Group, Inc.	6,396	492,812
Arch Capital Group Ltd.(a)	2,146	242,691
Axis Capital Holdings Ltd.	14,731	1,176,712
Berkshire Hathaway, Inc. - Class B(a)	3,007	1,431,091
Cincinnati Financial Corp.	7,940	1,088,018
Everest Group Ltd.	3,613	1,417,163
Loews Corp.	6,420	526,055
MetLife, Inc.	28,041	2,172,617
Progressive Corp.	16,878	4,256,632
Reinsurance Group of America, Inc.	1,537	339,308
Unum Group	5,351	296,927
		15,313,555
Lodging — 0.9%
H World Group Ltd. - ADR	31,734	965,983
Mining — 3.2%
Agnico Eagle Mines Ltd.	4,928	401,484
Rio Tinto PLC - ADR	48,675	3,079,667
		3,481,151

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

PORTFOLIO of Investments (Concluded)

as of August 31, 2024

	NUMBER OF Shares	Value
Oil & Gas — 1.8%
Cenovus Energy, Inc.	78,136	$1,448,642
Petroleo Brasileiro SA - ADR	21,566	328,450
Shell PLC - ADR	3,179	227,807
		2,004,899
Online Services— 3.2%
Alphabet, Inc. - Class C	9,481	1,565,408
GoDaddy, Inc. - Class A(a)	2,355	394,250
JD.com, Inc. - ADR	31,903	861,381
Vipshop Holdings Ltd. - ADR	47,183	591,675
		3,412,714
Pharmaceuticals — 14.5%
AstraZeneca PLC - ADR	6,334	554,985
BellRing Brands, Inc.(a)	8,656	484,130
Cardinal Health, Inc.	16,284	1,835,532
Dr Reddy’s Laboratories Ltd. - ADR	27,857	2,325,224
Eli Lilly & Co.	256	245,765
McKesson Corp.	4,251	2,385,151
Merck & Co., Inc.	14,424	1,708,523
Neurocrine Biosciences, Inc.(a)	8,996	1,143,032
Novo Nordisk AS - ADR	11,012	1,532,430
Takeda Pharmaceutical Co., Ltd. - ADR	236,425	3,520,368
		15,735,140
REITS — 0.1%
Welltower, Inc.	1,120	135,162
Retail — 4.4%
Casey’s General Stores, Inc.	554	200,720
Costco Wholesale Corp.	1,221	1,089,596
McDonald’s Corp.	6,736	1,944,414
O’Reilly Automotive, Inc.(a)	349	394,359
Walmart, Inc.	15,098	1,166,019
		4,795,108
Semiconductors — 1.1%
Micron Technology, Inc.	4,987	479,949
QUALCOMM, Inc.	4,046	709,264
		1,189,213
Software — 3.8%
Electronic Arts, Inc.	8,061	1,223,821
Microsoft Corp.	6,807	2,839,472
		4,063,293
Technology— 2.8%
Apple, Inc.	5,643	1,292,247
Check Point Software Technologies Ltd.(a)	6,017	1,158,273
Logitech International SA	6,750	614,317
		3,064,837
Telecommunications — 6.5%
Chunghwa Telecom Co., Ltd. - ADR	14,552	$562,435
Cisco Systems, Inc.	4,328	218,737
Motorola Solutions, Inc.	2,716	1,200,581
Nice Ltd. - ADR(a)	8,980	1,560,185
Telefonica Brasil SA - ADR	134,444	1,243,607
Telkom Indonesia Persero Tbk PT - ADR	41,944	822,102
TIM SA - ADR	47,940	763,205
T-Mobile US, Inc.	3,586	712,610
		7,083,462
Transportation — 1.2%
Canadian National Railway Co., (Canada)	5,360	631,515
Union Pacific Corp.	2,578	660,200
		1,291,715
TOTAL COMMON STOCKS (Cost $92,113,182)		104,969,074
EXCHANGE TRADED FUNDS — 1.1%
iShares MSCI Global Min Vol Factor ETF	9,839	1,116,431
TOTAL EXCHANGE TRADED FUNDS (Cost $1,114,925)		1,116,431
TOTAL INVESTMENTS — 98.1% (Cost $93,228,107)		106,085,505
Other Assets in Excess of Liabilities — 1.9%		2,101,705
TOTAL NET ASSETS — 100.0%		$108,187,210

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Sociedad Anónima

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

ETF - Exchange-Traded Fund

TBK PT - Terbuka Perseroan Terbatas

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

SGI PRUDENT GROWTH FUND

PORTFOLIO of Investments

as of August 31, 2024

	NUMBER OF Shares	Value
EXCHANGE TRADED FUNDS — 50.2%
iShares 20+ Year Treasury Bond ETF	13,100	$1,264,019
iShares Core U.S. Aggregate Bond ETF	25,360	2,542,340
iShares iBoxx $ High Yield Corporate Bond ETF	16,197	1,285,070
SGI Dynamic Tactical ETF(a)	43,460	1,326,834
SGI Enhanced Core ETF(a)	88,610	2,286,138
SGI Enhanced Global Income ETF(a)	90,340	2,414,788
SGI U.S. Large Cap Core ETF(a)	68,160	2,401,618
TOTAL EXCHANGE TRADED FUNDS (Cost $12,351,165)		13,520,807
OPEN END FUNDS — 47.2%
SGI Global Equity Fund - Class I(a)	59,563	2,403,963
SGI Small Cap Core Fund - Class I(a)(b)	67,104	2,166,132
SGI U.S. Large Cap Equity Fund - Class I(a)(c)	375,480	8,162,944
TOTAL OPEN END FUNDS (Cost $10,712,773)		12,733,039
TOTAL INVESTMENTS — 97.4% (Cost $23,063,938)		26,253,846
Other Assets in Excess of Liabilities— 2.6%		675,292
TOTAL NET ASSETS — 100.0%		$26,929,138

Percentages are stated as a percent of net assets.

ETF - Exchange-Traded Fund

(a)	Affiliated company as defined by the Investment Company Act of 1940. See Note 6.

(b)	Non-income producing security.

(c)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.

SGI PEAK GROWTH FUND

PORTFOLIO of Investments

as of August 31, 2024

	NUMBER OF Shares	Value
OPEN END FUNDS — 60.9%
SGI Global Equity Fund - Class I(a)	97,995	$3,955,071
SGI Small Cap Core Fund - Class I(a)(b)	150,204	4,848,588
SGI U.S. Large Cap Equity Fund - Class I(a)(c)	379,835	8,257,603
TOTAL OPEN END FUNDS (Cost $14,175,604)		17,061,262
EXCHANGE TRADED FUNDS — 38.4%
SGI Dynamic Tactical ETF(a)	89,110	2,720,528
SGI Enhanced Core ETF(a)	10,750	277,350
SGI Enhanced Global Income ETF(a)	155,590	4,158,921
SGI U.S. Large Cap Core ETF(a)	102,610	3,615,463
TOTAL EXCHANGE TRADED FUNDS (Cost $9,514,145)		10,772,262
TOTAL INVESTMENTS — 99.3% (Cost $23,689,749)		27,833,524
Other Assets in Excess of Liabilities— 0.7%		173,659
TOTAL NET ASSETS — 100.0%		$28,007,183

Percentages are stated as a percent of net assets.

ETF - Exchange-Traded Fund

(a)	Affiliated company as defined by the Investment Company Act of 1940. See Note 6.

(b)	Non-income producing security.

(c)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

PORTFOLIO of Investments

as of August 31, 2024

	NUMBER OF Shares	Value
COMMON STOCKS — 98.3%
Agriculture — 1.2%
Andersons, Inc.	13,088	$667,096
Fresh Del Monte Produce, Inc.	27,726	810,708
Vital Farms, Inc.(a)	1,347	42,363
		1,520,167
Airlines — 0.4%
SkyWest, Inc.(a)	6,140	476,096
Apparel — 1.6%
Kontoor Brands, Inc.	17,681	1,323,423
Ralph Lauren Corp.	2,111	361,530
Rocky Brands, Inc.	10,708	345,226
		2,030,179
Auto Parts & Equipment — 0.9%
Miller Industries, Inc.	10,020	608,314
Visteon Corp.(a)	5,442	550,894
		1,159,208
Banks — 6.5%
Bank of NT Butterfield & Son Ltd.	32,627	1,247,983
Bankwell Financial Group, Inc.	2,479	75,560
Business First Bancshares, Inc.	15,793	385,665
Civista Bancshares, Inc.	3,610	61,262
CNB Financial Corp.	2,578	62,671
Financial Institutions, Inc.	15,060	391,861
First Business Financial Services, Inc.	1,616	73,318
First Internet Bancorp	1,785	64,778
Hancock Whitney Corp.	27,750	1,491,007
HBT Financial, Inc.	2,790	62,552
Independent Bank Corp.	10,318	349,574
Metropolitan Bank Holding Corp.(a)	6,238	322,567
Midland States Bancorp, Inc.	11,224	255,570
OFG Bancorp	33,762	1,552,714
Popular, Inc.	12,229	1,253,473
QCR Holdings, Inc.	3,526	271,960
Republic Bancorp, Inc. - Class A	992	63,389
Third Coast Bancshares, Inc.(a)	6,637	169,974
		8,155,878
Beverages — 0.8%
Coca Cola Bottling Co.	781	1,048,414
Biotechnology — 1.9%
ANI Pharmaceuticals, Inc.(a)	19,704	1,256,130
Vericel Corp.(a)	20,831	1,075,921
		2,332,051
Building Materials — 3.7%
AZEK Co., Inc., (The)(a)	1,451	$61,856
Boise Cascade Co.	10,439	1,415,737
Gibraltar Industries, Inc.(a)	3,535	246,284
Louisiana-Pacific Corp.	12,523	1,215,357
Masterbrand, Inc.(a)	20,343	326,302
UFP Industries, Inc.	10,626	1,292,865
		4,558,401
Chemicals — 1.1%
AdvanSix, Inc.	7,666	226,607
AZZ.	3,289	273,546
Minerals Technologies, Inc.	10,926	842,395
		1,342,548
Commercial Services — 5.6%
Arlo Technologies, Inc.(a)	4,189	49,179
Barrett Business Services, Inc.	24,456	892,889
Grand Canyon Education, Inc.(a)	3,097	449,096
Heidrick & Struggles International, Inc.	16,230	626,478
Herc Holdings, Inc.	9,287	1,359,338
Korn/Ferry International	19,735	1,441,642
Progyny, Inc.(a)	8,248	193,745
TriNet Group, Inc.	6,236	641,248
Upbound Group, Inc	37,997	1,265,300
Willdan Group, Inc.(a)	1,993	75,953
		6,994,868
Distribution/Wholesale — 1.3%
H&E Equipment Services, Inc.	23,150	1,114,671
Resideo Technologies, Inc.(a)	20,856	420,457
Rush Enterprises, Inc. - Class B	2,377	111,814
		1,646,942
Diversified Financial Services — 4.1%
Enact Holdings, Inc.	33,080	1,175,994
Enova International, Inc.(a)	15,525	1,330,958
Evercore, Inc. - Class A	2,586	635,483
Pagseguro Digital Ltd. - Class A(a)	4,826	53,424
PennyMac Financial Services, Inc.	5,305	572,940
Regional Management Corp.	6,392	214,324
Virtus Investment Partners, Inc.	5,354	1,133,228
		5,116,351
Electric — 0.5%
Clearway Energy, Inc. - Class A	20,969	563,437
Electrical Components & Equipment — 0.1%
Insteel Industries, Inc.	1,948	67,011

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

PORTFOLIO of Investments (CONtinued)

as of August 31, 2024

	NUMBER OF Shares	Value
Electronics — 1.4%
Avnet, Inc.	23,082	$1,273,664
Bel Fuse, Inc. - Class B	6,095	413,424
Benchmark Electronics, Inc.	1,494	63,510
		1,750,598
Engineering & Construction — 2.6%
EMCOR Group, Inc.	3,614	1,420,519
Frontdoor, Inc.(a)	28,915	1,390,233
Primoris Services Corp.	8,634	487,303
		3,298,055
Environmental Control — 0.7%
Energy Recovery, Inc.(a)	54,019	877,269
Food — 2.0%
John B Sanfilippo & Son, Inc.	7,578	718,925
Pilgrim’s Pride Corp.(a)	31,437	1,464,336
Seneca Foods Corp. - Class A(a)	4,520	272,420
		2,455,681
Forest Products & Paper — 1.2%
Sylvamo Corp.	18,891	1,494,089
Gas — 2.1%
National Fuel Gas Co.	22,919	1,369,639
New Jersey Resources Corp.	14,347	664,410
Southwest Gas Holdings, Inc.	8,698	632,519
		2,666,568
Multi-Utilities — 0.1%
Avista Corp.	1,730	66,847
Healthcare-Products — 3.0%
Castle Biosciences, Inc.(a)	30,441	903,184
Inspire Medical Systems, Inc.(a)	4,472	804,155
iRadimed Corp.	7,258	340,836
LeMaitre Vascular, Inc.	6,192	559,076
Omnicell, Inc.(a)	5,075	225,736
RxSight, Inc.(a)	8,437	475,762
Tactile Systems Technology, Inc.(a)	18,710	256,140
Utah Medical Products, Inc.	2,678	182,077
		3,746,966
Healthcare-Services — 2.7%
Addus HomeCare Corp.(a)	9,877	1,313,740
Astrana Health, Inc.(a)	13,003	621,413
National HealthCare Corp.	6,329	867,896
Pennant Group, Inc.(a)	7,119	243,897
Viemed Healthcare, Inc.(a)	33,973	258,195
		3,305,141
Home Builders — 8.8%
Beazer Homes USA, Inc.(a)	40,298	$1,260,521
Century Communities, Inc.	12,845	1,285,399
Forestar Group, Inc.(a)	32,002	990,142
Hovnanian Enterprises, Inc. - Class A(a)	6,346	1,372,196
Landsea Homes Corp.(a)	28,301	337,065
M/I Homes, Inc.(a)	8,873	1,414,090
Meritage Homes Corp.	7,229	1,431,848
Taylor Morrison Home Corp.(a)	21,396	1,440,593
Tri Pointe Homes, Inc.(a)	31,741	1,410,570
		10,942,424
Household Products/Wares — 0.0%(b)
Quanex Building Products Corp.	2,073	57,277
Insurance — 4.1%
Brighthouse Financial, Inc.(a)	9,532	437,519
Essent Group Ltd.	22,340	1,436,238
Fidelis Insurance Holdings, Ltd.	13,161	243,742
Horace Mann Educators Corp.	19,271	686,240
NMI Holdings, Inc. - Class A(a)	36,323	1,491,786
Palomar Holdings, Inc.(a)	2,751	272,954
Universal Insurance Holdings, Inc.	26,556	568,033
		5,136,512
Internet — 0.1%
Cargurus, Inc.(a)	2,645	76,652
Lodging — 0.3%
Travel + Leisure Co.	9,282	410,821
Machinery-Construction & Mining — 2.3%
Hyster-Yale Materials Handling, Inc.	5,678	357,487
Oshkosh Corp.	11,709	1,263,518
Terex Corp.	22,141	1,256,945
		2,877,950
Machinery-Diversified — 1.8%
Albany International Corp. - Class A	685	64,499
Columbus McKinnon Corp.	7,309	250,041
Gorman-Rupp Co.	12,058	470,021
Mueller Water Products, Inc. - Class A	67,193	1,442,634
		2,227,195
Metal Fabricate/Hardware — 0.9%
Mueller Industries, Inc.	12,625	917,963
Northwest Pipe Co.(a)	5,812	255,612
		1,173,575

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

PORTFOLIO of Investments (CONtinued)

as of August 31, 2024

	NUMBER OF Shares	Value
Mining — 0.1%
Caledonia Mining Corp. PLC	4,675	$60,681
Constellium SE(a)	2,806	47,057
		107,738
Miscellaneous Manufacturing — 0.9%
Federal Signal Corp.	7,999	755,826
Trinity Industries, Inc.	12,023	396,879
		1,152,705
Multi-National — 0.5%
Banco Latinoamericano de Comercio Exterior SA	19,959	625,715
Office Furnishings — 1.1%
HNI Corp.	25,050	1,348,942
Interface, Inc.	3,726	70,347
		1,419,289
Oil & Gas — 2.7%
Berry Corp.	45,453	281,354
Matador Resources Co.	13,662	774,909
Murphy Oil Corp.	1,444	53,832
Permian Resources Corp.	62,329	887,565
Riley Exploration Permian, Inc.	8,899	253,621
SM Energy Co.	11,773	537,202
VAALCO Energy, Inc.	81,665	531,574
		3,320,057
Pharmaceuticals — 3.1%
Alkermes PLC(a)	6,366	181,113
Amphastar Pharmaceuticals, Inc.(a)	1,508	73,500
BellRing Brands, Inc.(a)	23,682	1,324,534
Catalyst Pharmaceuticals Partners, Inc.(a)	75,237	1,523,549
Harmony Biosciences Holdings, Inc.(a)	19,263	693,083
Nature’s Sunshine Products, Inc.(a)	4,705	64,929
		3,860,708
Real Estate — 0.2%
RMR Group, Inc. - Class A	9,145	233,106
REITS — 5.8%
Alexander & Baldwin, Inc.	41,283	816,991
American Assets Trust, Inc.	14,611	398,150
Apple Hospitality REIT, Inc.	4,141	59,796
CareTrust REIT, Inc.	42,006	1,255,139
Chatham Lodging Trust	27,974	239,457
EPR Properties	27,988	1,328,590
Innovative Industrial Properties, Inc.	5,449	677,202
Kilroy Realty Corp.	13,498	489,573
NexPoint Residential Trust, Inc.	9,697	458,668
REITS — (Continued)
Park Hotels & Resorts, Inc.	4,051	$61,899
Ryman Hospitality Properties, Inc.	7,444	773,878
TPG RE Finance Trust, Inc.	67,374	610,408
Xenia Hotels & Resorts, Inc.	4,627	65,889
		7,235,640
Retail — 3.7%
Abercrombie & Fitch Co. - Class A(a)	428	63,160
American Eagle Outfitters, Inc.	11,129	229,035
BlueLinx Holdings, Inc.(a)	11,545	1,161,889
Buckle, Inc.	23,728	994,203
GMS, Inc.(a)	13,619	1,181,993
PC Connection, Inc.	10,443	763,174
Shoe Carnival, Inc.	6,308	255,096
		4,648,550
Savings & Loans — 1.2%
Axos Financial, Inc.(a)	19,681	1,366,452
FS Bancorp, Inc.	1,434	62,852
		1,429,304
Semiconductors — 3.8%
ACM Research, Inc. - Class A(a)	25,878	466,839
Alpha & Omega Semiconductor Ltd.(a)	17,374	726,407
Amkor Technology, Inc.	40,998	1,348,834
Axcelis Technologies, Inc.(a)	7,297	797,781
Ultra Clean Holdings, Inc.(a)	35,631	1,343,289
Vishay Precision Group, Inc.(a)	1,985	54,806
		4,737,956
Software — 3.4%
Appfolio, Inc. - Class A(a)	3,225	748,168
CommVault Systems, Inc(a)	8,020	1,246,308
Health Catalyst, Inc(a)	66,544	478,451
SEMrush Holdings, Inc. - Class A(a)	11,664	160,263
Smartsheet, Inc. - Class A(a)	17,983	877,571
Viant Technology, Inc. - Class A(a)	27,736	308,702
Weave Communications, Inc(a)	35,965	405,685
		4,225,148
Technology — 0.1%
Grid Dynamics Holdings, Inc.(a)	5,044	70,213
Rapid7, Inc.(a)	1,457	55,089
		125,302

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

PORTFOLIO of Investments (COncluded)

as of August 31, 2024

	NUMBER OF Shares	Value
Telecommunications — 1.0%
A10 Networks, Inc.	4,298	$59,183
Aviat Networks, Inc.(a)	5,160	141,642
Credo Technology Group Holding Ltd.(a)	2,363	82,492
IDT Corp. - Class B	16,678	639,768
Preformed Line Products Co.	2,693	322,972
		1,246,057
Transportation — 6.9%
Ardmore Shipping Corp.	61,881	1,168,313
Costamare, Inc.	45,491	645,517
Covenant Logistics Group, Inc.	8,961	471,976
Golden Ocean Group Ltd.	32,617	401,189
Hub Group, Inc. - Class A	26,147	1,232,308
Matson, Inc.	10,242	1,416,469
Scorpio Tankers, Inc.	16,892	1,208,454
Teekay Corp.(a)	78,699	653,989
Teekay Tankers Ltd. - Class A	24,189	1,375,870
Universal Logistics Holdings, Inc.	1,458	61,630
		8,635,715
TOTAL COMMON STOCKS (Cost $107,022,964)		122,578,161
TOTAL INVESTMENTS — 98.3% (Cost $107,022,964)		122,578,161
Other Assets in Excess of Liabilities— 1.7%		2,141,982
TOTAL NET ASSETS — 100.0%		$124,720,143

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Sociedad Anónima

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities

August 31, 2024

	SGI U.S. Large Cap Equity Fund	SGI Global Equity Fund
ASSETS
Investments, at fair value
Unaffiliated investments (cost $199,012,804 and $93,228,107, respectively)	$231,531,109	$106,085,505
Affiliated investments (cost $— and $—, respectively)	—	—
Cash and cash equivalents	1,781,859	1,996,384
Receivables for:
Capital shares sold	153,304	50,437
Dividends	183,873	284,699
Prepaid and other expenses	36,763	16,310
Total assets	$233,686,908	$108,433,335

LIABILITIES
Payables for:
Capital shares redeemed	$406,591	$129,458
Advisory fees	134,390	31,233
Other accrued expenses and liabilities	187,545	85,434
Total liabilities	728,526	246,125
Net assets	$232,958,382	$108,187,210

NET ASSETS CONSIST OF:
Par value	$10,721	$2,680
Paid-in capital	161,792,729	78,665,886
Total distributable earnings/(loss)	71,154,932	29,518,644
Net assets	$232,958,382	$108,187,210

CLASS I SHARES:
Net assets applicable to Class I Shares	$211,533,891	$108,187,210
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	9,732,331	2,680,343
Net asset value, offering and redemption price per share	$21.74	$40.36

CLASS A Shares:
Net assets applicable to Class A Shares	$19,601,423	$—
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	900,319	—
Net asset value, offering and redemption price per share	$21.77	$—
Maximum offering price per share (100/94.75 of $21.77)	$22.98	$—

CLASS C Shares:
Net assets applicable to Class C Shares	$1,823,068	$—
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	87,897	$—
Net asset value, offering and redemption price per share	$20.74	$—

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (Concluded)

August 31, 2024

	SGI prudent growth Fund	SGI PEAK GROWTH FUND	SGI SMALL CAP core FUND
ASSETS
Investments, at fair value
Unaffiliated investments (cost $4,934,949, $—, and $107,022,964, respectively)	$5,091,429	$—	$122,578,161
Affiliated investments (cost $18,128,989, $23,689,749, and $—, respectively) (Note 6)	21,162,417	27,833,524	—
Cash and cash equivalents	715,464	215,381	2,205,620
Receivables for:
Capital shares sold	2,087	2,712	51,355
Dividends	1,351	1,088	131,659
Prepaid and other expenses	13,817	13,866	25,910
Total assets	$26,986,565	$28,066,571	$124,992,705

LIABILITIES
Payables for:
Capital shares redeemed	$—	$—	$104,263
Advisory fees	16,573	17,319	83,398
Other accrued expenses and liabilities	40,854	42,069	84,901
Total liabilities	57,427	59,388	272,562
Net assets	$26,929,138	$28,007,183	$124,720,143
NET ASSETS CONSIST OF:
Par value	$2,257	$2,226	$3,864
Paid-in capital	23,403,072	23,954,729	109,301,624
Total distributable earnings/(loss)	3,523,809	4,050,228	15,414,655
Net assets	$26,929,138	$28,007,183	$124,720,143
CLASS I SHARES:
Net assets applicable to Class I Shares	$26,929,138	$28,007,183	$124,720,143
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,257,422	2,225,854	3,863,816
Net asset value, offering and redemption price per share	$11.93	$12.58	$32.28

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Operations

FOR THE Year ENDED August 31, 2024

	SGI U.S. Large Cap Equity Fund	SGI Global Equity Fund
INVESTMENT INCOME
Dividends:
Dividends from unaffiliated investments	$4,257,728	$2,925,623	(1)
Dividends from affiliated investments (Note 6)	—	—
Interest	274,091	107,727
Total investment income	4,531,819	3,033,350

EXPENSES:
Advisory fees (Note 2)	1,912,790	926,566
Transfer agent fees (Note 2)	360,986	190,993
Administration and accounting fees (Note 2)	121,123	72,306
Legal fees	77,391	38,953
Distribution fees - Class A Shares	63,975	—
Printing and shareholder reporting fees	—	—
Officer fees	55,899	29,606
Director fees	55,550	27,923
Registration and filing fees	52,057	24,738
Audit and tax service fees	36,536	34,251
Custodian fees (Note 2)	27,347	24,090
Distribution fees - Class C Shares	20,456	—
Other expenses	38,866	22,725
Total expenses before waivers and reimbursements	2,822,976	1,392,151
Less: waivers and reimbursements (Note 2)	(60,639)	(280,270)
Net expenses after waivers and reimbursements	2,762,337	1,111,881
Net investment income/(loss)	1,769,482	1,921,469

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments
Unaffiliated investments	73,139,764	17,759,717
Affiliated investments (Note 6)	—	—
Distributions from affiliated investments	—	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(12,203,845)	5,342,595
Affiliated investments (Note 6)	—	—
Net realized and unrealized gain/(loss) on investments	60,935,919	23,102,312
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,705,401	$25,023,781

(1)	Net of foreign withholding taxes of $127,771.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Operations (Concluded)

FOR THE Year ENDED August 31, 2024

	SGI Prudent Growth Fund	SGI Peak Growth Fund	SGI Small Cap Core Fund
INVESTMENT INCOME
Dividends:
Dividends from unaffiliated investments	$190,740	$19,951	$1,869,166	(1)
Dividends from affiliated investments (Note 6)	178,287	180,376	—
Interest	39,716	22,578	100,603
Total investment income	408,743	222,905	1,969,769

EXPENSES:
Advisory fees (Note 2)	179,498	175,697	1,131,092
Transfer agent fees (Note 2)	29,050	27,661	135,746
Administration and accounting fees (Note 2)	23,135	21,277	62,978
Legal fees	6,618	6,354	36,760
Distribution fees - Class A Shares	—	—	—
Printing and shareholder reporting fees	634	—	—
Officer fees	5,389	4,986	20,701
Director fees	4,689	4,093	21,839
Registration and filing fees	25,230	25,146	29,372
Audit and tax service fees	33,374	33,374	32,465
Custodian fees (Note 2)	1,340	—	23,725
Distribution fees - Class C Shares	—	—	—
Other expenses	3,625	6,297	8,445
Total expenses before waivers and reimbursements	312,582	304,885	1,503,123
Less: waivers and reimbursements (Note 2)	—	—	(38,656)
Net expenses after waivers and reimbursements	312,582	304,885	1,464,467
Net investment income/(loss)	96,161	(81,980)	505,302

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments
Unaffiliated investments	(129,295)	93,908	5,490,049
Affiliated investments (Note 6)	753,939	368,368	—
Distributions from affiliated investments	138,238	178,437	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	312,778	(8,583)	13,527,450
Affiliated investments (Note 6)	2,597,563	3,709,763	—
Net realized and unrealized gain/(loss) on investments	3,673,223	4,341,893	19,017,499
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,769,384	$4,259,913	$19,522,801

(1)	Net of foreign withholding taxes of $3,220.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2024	FOR THE Year ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$1,769,482	$3,909,918
Net realized gain/(loss) on investments
Unaffiliated investments	73,139,764	17,344,683
Affiliated investments (Note 6)	—	—
Distributions from affiliated investments (Note 6)	—	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(12,203,845)	1,974,967
Affiliated investments (Note 6)	—	—
Net increase/(decrease) in net assets resulting from operations	62,705,401	23,229,568

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings
Class I Shares	(14,011,048)	(19,244,500)
Class A Shares	(1,193,012)	(1,382,773)
Class C Shares	(86,619)	(96,977)
Total distributable earnings	(15,290,679)	(20,724,250)
Net decrease in net assets from dividends and distributions to shareholders	(15,290,679)	(20,724,250)

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Statements of Changes in Net Assets (Concluded)

	FOR THE Year ENDED AUGUST 31, 2024	FOR THE Year ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	113,718,663	48,850,931
Reinvestment of distributions	13,978,703	19,066,017
Shares redeemed	(310,127,753)	(110,308,065)
Total from Class I Shares	(182,430,387)	(42,391,117)
Class A Shares
Proceeds from shares sold	610,987	6,201,827
Reinvestment of distributions	1,192,151	1,381,238
Shares redeemed	(17,914,478)	(4,889,029)
Total from Class A Shares	(16,111,340)	2,694,036
Class C Shares
Proceeds from shares sold	52,424	121,554
Reinvestment of distributions	86,007	96,321
Shares redeemed	(985,310)	(473,379)
Total from Class C Shares	(846,879)	(255,504)
Net increase/(decrease) in net assets from capital share transactions	(199,388,606)	(39,952,585)
Total increase/(decrease) in net assets	(151,973,884)	(37,447,267)

NET ASSETS:
Beginning of Period	384,932,266	422,379,533
End of Period	$232,958,382	$384,932,266

SHARES TRANSACTIONS:
Class I Shares
Shares sold	5,823,434	2,762,128
Shares reinvested	766,779	1,069,285
Shares redeemed	(16,380,384)	(6,239,269)
Total from Class I Shares	(9,790,171)	(2,407,856)
Class A Shares
Shares sold	33,263	350,650
Shares reinvested	65,363	77,361
Shares redeemed	(933,980)	(274,723)
Total from Class A Shares	(835,354)	153,288
Class C Shares
Shares sold	2,891	7,199
Shares reinvested	4,965	5,649
Shares redeemed	(53,399)	(28,153)
Total from Class C Shares	(45,543)	(15,305)
Net increase/(decrease) in shares outstanding	(10,671,068)	(2,269,873)

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2024	FOR THE Year ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$1,921,469	$1,780,348
Net realized gain/(loss) on investments
Unaffiliated investments	17,759,717	(1,631,160)
Affiliated investments (Note 6)	—	—
Distributions from affiliated investments (Note 6)	—	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	5,342,595	8,032,739
Affiliated investments (Note 6)	—	—
Net increase/(decrease) in net assets resulting from operations	25,023,781	8,181,927

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(2,003,073)	(4,229,443)
Net decrease in net assets from dividends and distributions to shareholders	(2,003,073)	(4,229,443)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	42,758,330	42,896,182
Reinvestment of distributions	2,000,278	4,221,767
Shares redeemed	(109,889,057)	(19,033,537)
Net increase/(decrease) in net assets from capital share transactions	(65,130,449)	28,084,412
Total increase/(decrease) in net assets	(42,109,741)	32,036,896

NET ASSETS:
Beginning of Period	150,296,951	118,260,055
End of Period	$108,187,210	$150,296,951

SHARES TRANSACTIONS:
Class I Shares
Shares sold	1,193,962	1,284,747
Shares reinvested	56,601	128,236
Shares redeemed	(2,976,690)	(572,849)
Net increase/(decrease) in shares outstanding	(1,726,127)	840,134

The accompanying notes are an integral part of the financial statements.

SGI PRUDENT GROWTH FUND

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2024	FOR THE Year ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$96,161	$47,006
Net realized gain/(loss) on investments
Unaffiliated investments	(129,295)	(105,023)
Affiliated investments (Note 6)	753,939	(193,894)
Distributions from affiliated investments (Note 6)	138,238	182,199
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	312,778	176,986
Affiliated investments (Note 6)	2,597,563	809,842
Net increase/(decrease) in net assets resulting from operations	3,769,384	917,116

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(114,358)	(23,212)
Net decrease in net assets from dividends and distributions to shareholders	(114,358)	(23,212)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	8,845,365	8,960,109
Reinvestment of distributions	114,358	23,212
Shares redeemed	(6,902,378)	(4,187,290)
Net increase/(decrease) in net assets from capital share transactions	2,057,345	4,796,031
Total increase/(decrease) in net assets	5,712,371	5,689,935

NET ASSETS:
Beginning of Period	21,216,767	15,526,832
End of Period	$26,929,138	$21,216,767

SHARES TRANSACTIONS:
Class I Shares
Shares sold	813,262	893,341
Shares reinvested	10,579	2,400
Shares redeemed	(631,006)	(416,101)
Net increase/(decrease) in shares outstanding	192,835	479,640

The accompanying notes are an integral part of the financial statements.

SGI PEAK GROWTH FUND

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2024	FOR THE Year ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$(81,980)	$(81,588)
Net realized gain/(loss) on investments
Unaffiliated investments	93,908	37,722
Affiliated investments (Note 6)	368,368	(106,896)
Distributions from affiliated investments (Note 6)	178,437	211,725
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(8,583)	84,217
Affiliated investments (Note 6)	3,709,763	761,919
Net increase/(decrease) in net assets resulting from operations	4,259,913	907,099

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(131,475)	(1,109)
Net decrease in net assets from dividends and distributions to shareholders	(131,475)	(1,109)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	8,526,607	7,812,686
Reinvestment of distributions	131,475	1,109
Shares redeemed	(4,333,988)	(2,153,372)
Net increase/(decrease) in net assets from capital share transactions	4,324,094	5,660,423
Total increase/(decrease) in net assets	8,452,532	6,566,413

NET ASSETS:
Beginning of Period	19,554,651	12,988,238
End of Period	$28,007,183	$19,554,651

SHARES TRANSACTIONS:
Class I Shares
Shares sold	752,701	752,103
Shares reinvested	11,676	113
Shares redeemed	(380,709)	(209,678)
Net increase/(decrease) in shares outstanding	(383,668)	542,538

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2024	FOR THE Year ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$505,302	$226,440
Net realized gain/(loss) on investments
Unaffiliated investments	5,490,049	3,864,198
Affiliated investments (Note 6)	—	—
Distributions from affiliated investments (Note 6)	—	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	13,527,450	3,754,938
Affiliated investments (Note 6)	—	—
Net increase/(decrease) in net assets resulting from operations	19,522,801	7,845,576

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	—	(554,990)
Net decrease in net assets from dividends and distributions to shareholders	—	(554,990)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	61,310,708	20,090,886
Reinvestment of distributions	—	548,528
Shares redeemed	(59,615,025)	(14,264,163)
Net increase/(decrease) in net assets from capital share transactions	1,695,683	6,375,251
Total increase/(decrease) in net assets	21,218,484	13,665,837

NET ASSETS:
Beginning of Period	103,501,659	89,835,822
End of Period	$124,720,143	$103,501,659

SHARES TRANSACTIONS:
Class I Shares
Shares sold	2,139,509	767,765
Shares reinvested	—	21,544
Shares redeemed	(2,038,827)	(545,180)
Net increase/(decrease) in shares outstanding	100,682	244,129

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$18.00	$17.85	$23.21	$19.55	$18.24
Income/(Loss) from Investment Operations:
Net investment income/(loss) (1)	0.13	0.18	0.17	0.03	0.14
Net realized and unrealized gain/(loss) on investments (2)	4.47	0.88	(2.27)	3.76	1.66
Net increase/(decrease) in net assets resulting from operations	4.60	1.06	(2.10)	3.79	1.80
Dividends and distributions to shareholders from:
Net investment income	(0.17)	(0.20)	(0.04)	(0.08)	(0.18)
Net realized capital gain	(0.69)	(0.71)	(3.22)	(0.05)	(0.31)
Total dividends and distributions to shareholders	(0.86)	(0.91)	(3.26)	(0.13)	(0.49)
Net Asset Value, end of Period	$21.74	$18.00	$17.85	$23.21	$19.55
Total investment return/(loss) (3)	26.51%	6.02%	(10.71)%	19.46%	10.10%

Supplemental Data:
Net assets, end of period (000’s omitted)	$211,534	$351,360	$391,548	$506,159	$556,511
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	0.98%	0.98%	0.92%	0.87%	0.85%
Ratio of expenses to average net assets without waivers and reimbursements	1.00%	0.97%	0.96%	0.87%	0.85%
Ratio of net investment income/(loss) to average net assets	0.68%	0.99%	0.85%	0.15%	0.76%
Portfolio turnover rate(4)	194%	88%	133%	91%	129%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights (continued)

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class a Shares
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$18.02	$17.88	$23.25	$19.59	$18.29
Income/(Loss) from Investment Operations:
Net investment income/(loss) (1)	0.08	0.13	0.12	(0.02)	0.08
Net realized and unrealized gain/(loss) on investments (2)	4.48	0.87	(2.27)	3.77	1.67
Net increase/(decrease) in net assets resulting from operations	4.56	1.00	(2.15)	3.75	1.75
Dividends and distributions to shareholders from:
Net investment income	(0.12)	(0.15)	—	(0.04)	(0.14)
Net realized capital gain	(0.69)	(0.71)	(3.22)	(0.05)	(0.31)
Total dividends and distributions to shareholders	(0.81)	(0.86)	(3.22)	(0.09)	(0.45)
Net Asset Value, end of Period	$21.77	$18.02	$17.88	$23.25	$19.59
Total investment return/(loss) (3)	26.19%	5.69%	(10.89)%	19.20%	9.78%

Supplemental Data:
Net assets, end of period (000’s omitted)	$19,601	$31,276	$28,285	$29,423	$23,424
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	1.22%	1.23%	1.17%	1.12%	1.10%
Ratio of expenses to average net assets without waivers and reimbursements	1.25%	1.22%	1.21%	1.12%	1.10%
Ratio of net investment income/(loss) to average net assets	0.40%	0.74%	0.64%	(0.09)%	0.47%
Portfolio turnover rate(4)	194%	88%	133%	91%	129%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights (concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class c Shares
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$17.22	$17.12	$22.54	$19.11	$17.79
Income/(Loss) from Investment Operations:
Net investment income/(loss) (1)	(0.06)	—	(0.03)	(0.17)	(0.05)
Net realized and unrealized gain/(loss) on investments (2)	4.27	0.83	(2.17)	3.65	1.71
Net increase/(decrease) in net assets resulting from operations	4.21	0.83	(2.20)	3.48	1.66
Dividends and distributions to shareholders from:
Net investment income	—	(0.02)	—	0.00	(0.03)
Net realized capital gain	(0.69)	(0.71)	(3.22)	(0.05)	(0.31)
Total dividends and distributions to shareholders	(0.69)	(0.73)	(3.22)	(0.05)	(0.34)
Net Asset Value, end of Period	$20.74	$17.22	$17.12	$22.54	$19.11
Total investment return/(loss) (3)	25.23%	4.93%	(11.54)%	18.25%	9.47%

Supplemental Data:
Net assets, end of period (000’s omitted)	$1,823	$2,297	$2,546	$2,917	$2,915
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	1.97%	1.98%	1.92%	1.87%	1.85%
Ratio of expenses to average net assets without waivers and reimbursements	2.00%	1.97%	1.96%	1.87%	1.85%
Ratio of net investment income/(loss) to average net assets	(0.35)%	(0.01)%	(0.15)%	(0.84)%	(0.26)%
Portfolio turnover rate(4)	194%	88%	133%	91%	129%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$34.11	$33.16	$38.33	$32.93	$32.62
Income/(Loss) from Investment Operations:
Net investment income/(loss) (1)	0.52	0.45	0.45	0.38	0.41
Net realized and unrealized gain/(loss) on Investments (2)	6.18	1.62	(3.77)	5.24	1.06
Net increase/(decrease) in net assets resulting from operations	6.70	2.07	(3.32)	5.62	1.47
Dividends and distributions to shareholders from:
Net investment income	(0.45)	(0.31)	(0.58)	(0.22)	(0.85)
Net realized capital gain	—	(0.81)	(1.27)	—	(0.31)
Total dividends and distributions to shareholders	(0.45)	(1.12)	(1.85)	(0.22)	(1.16)
Net Asset Value, end of period	$40.36	$34.11	$33.16	$38.33	$32.93
Total investment return/(loss) (3)	19.84%	6.39%	(9.20)%	17.15%	4.53%

Supplemental Data:
Net assets, end of period (000’s omitted)	$108,187	$150,297	$118,260	$112,035	$58,262
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	0.84%	0.84%	0.84%	0.97%	0.84%
Ratio of expenses to average net assets without waivers and reimbursements	1.05%	1.00%	1.01%	1.10%	0.98%
Ratio of net investment income/(loss) to average net assets	1.45%	1.37%	1.24%	1.26%	1.32%
Portfolio turnover rate(4)	102%	96%	87%	88%	122%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Portfolio turnover is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI PRUDENT GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	FOR THE PERIOD ENDED AUGUST 31, 2020(1)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.28	$9.80	$11.69	$10.60	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss) (2)	0.06	0.03	0.02	(0.07)	(0.03)
Net realized and unrealized gain/(loss) on Investments (3)	1.64	0.46	(1.26)	1.16	0.63
Net increase/(decrease) in net assets resulting from operations	1.70	0.49	(1.24)	1.09	0.60
Dividends and distributions to shareholders from:
Net investment income	(0.05)	(0.01)	(0.40)	— (4)	—
Net realized capital gain	—	—	(0.25)	— (4)	—
Total dividends and distributions to shareholders	(0.05)	(0.01)	(0.65)	—	—
Net Asset Value, end of period	$11.93	$10.28	$9.80	$11.69	$10.60
Total investment return/(loss) (5)	16.62%	5.04%	(11.26)%	10.34%	6.00	%(7)

Supplemental Data:
Net assets, end of period (000’s omitted)	$26,929	$21,217	$15,527	$10,807	$6,408
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	1.31%	1.47%	1.70%	1.70%	1.70	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	1.31%	1.37%	1.61%	1.75%	3.97	%(6)
Ratio of net investment income/(loss) to average net assets	0.52%	0.26%	0.23%	(0.67)%	(1.08	)%(6)
Portfolio turnover rate(8)	61%	61%	67%	170%	6	%(7)

(1)	The Fund commenced investment operations on June 8, 2020.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)	Amount represents less than $0.005 per share.
(5)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(6)	Annualized.
(7)	Not Annualized.
(8)	Portfolio turnover is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI PEAK GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	FOR THE PERIOD ENDED AUGUST 31, 2020(1)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.61	$9.99	$12.63	$10.94	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss) (2)	(0.03)	(0.06)	(0.03)	(0.14)	(0.04)
Net realized and unrealized gain/(loss) on Investments (3)	2.07	0.68	(1.27)	1.83	0.98
Net increase/(decrease) in net assets resulting from operations	2.04	0.62	(1.30)	1.69	0.94
Dividends and distributions to shareholders from:
Net investment income	(0.01)	— (4)	(0.75)	—	—
Net realized capital gain	(0.06)	—	(0.59)	—	—
Total dividends and distributions to shareholders	(0.07)	—	(1.34)	—	—
Net Asset Value, end of period	$12.58	$10.61	$9.99	$12.63	$10.94
Total investment return/(loss) (5)	19.25%	6.22%	(11.64)%	15.45%	9.40	%(6)

Supplemental Data:
Net assets, end of period (000’s omitted)	$28,007	$19,555	$12,988	$10,940	$7,327
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	1.30%	1.53%	1.70%	1.70%	1.70	%(7)
Ratio of expenses to average net assets without waivers and reimbursements	1.30%	1.48%	1.58%	1.74%	3.52	%(7)
Ratio of net investment income/(loss) to average net assets	(0.26)%	(0.55)%	(0.29)%	(1.17)%	(1.58	)%(7)
Portfolio turnover rate(8)	44%	26%	88%	178%	5	%(6)

(1)	The Fund commenced investment operations on June 8, 2020.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)	Amount represents less than $0.005 per share.
(5)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(6)	Not annualized.
(7)	Annualized.
(8)	Portfolio turnover is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021(1)	FOR THE YEAR ENDED AUGUST 31, 2020
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$27.50	$25.53	$38.64	$28.16	$25.67
Income/(Loss) from Investment Operations:
Net investment income/(loss) (2)	0.12	0.06	(0.10)	(0.15)	(0.10)
Net realized and unrealized gain/(loss) on Investments (3)	4.66	2.06	(2.97)	12.33	2.68
Net increase/(decrease) in net assets resulting from operations	4.78	2.12	(3.07)	12.18	2.58
Dividends and distributions to shareholders from:
Net investment income	—	—	—	(0.07)	—
Net realized capital gain	—	(0.15)	(10.04)	(1.63)	(0.09)
Total dividends and distributions to shareholders	—	(0.15)	(10.04)	(1.70)	(0.09)
Net Asset Value, end of period	$32.28	$27.50	$25.53	$38.64	$28.16
Total investment return/(loss) (4)	17.38%	8.37%	(9.93)%	44.61%	10.04%

Supplemental Data:
Net assets, end of period (000’s omitted)	$124,720	$103,502	$89,836	$97,409	$57,109
Ratios to Average Net Assets:
Ratio of expenses to average net assets with waivers and reimbursements	1.23%	1.23%	1.23%	1.07%	1.25%
Ratio of expenses to average net assets without waivers and reimbursements (5)	1.26%	1.25%	1.33%	1.12%	1.38%
Ratio of net investment income/(loss) to average net assets	0.42%	0.24%	(0.34)%	(0.37)%	(0.38)%
Portfolio turnover rate (6)	211%	197%	270%	314%	302%

(1)	Effective as of the close of business on March 15, 2021, the Adviser took over management of the SGI Small Cap Core Fund from its predecessor investment manager.
(2)	Calculated based on average shares outstanding for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	During the current fiscal period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Portfolio turnover is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements

August 31, 2024

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-five separate investment portfolios, including the SGI U.S. Large Cap Equity Fund, the SGI Global Equity Fund, the SGI Prudent Growth Fund, the SGI Peak Growth Fund and the SGI Small Cap Core Fund (each, a “Fund” and collectively, the “Funds”). The SGI Small Cap Core Fund and the SGI U.S. Large Cap Equity Fund commenced investment operations on October 1, 1999 and February 29, 2012, respectively. The SGI Global Equity Fund commenced investment operations on April 1, 2009. The SGI Prudent Growth Fund and the SGI Peak Growth Fund commenced investment operations on June 8, 2020.

Effective as of the close of business on March 15, 2021, Summit Global Investments, LLC (“Summit” or the “Adviser”) took over management of the SGI Small Cap Core Fund from its predecessor investment manager.

As of the end of the reporting period, the SGI U.S. Large Cap Equity Fund and the SGI Global Equity Fund offer three classes of shares: Class I Shares, Class A Shares and Class C Shares; the SGI Prudent Growth Fund, the SGI Peak Growth Fund and the SGI Small Cap Core Fund, all offer one class of shares; Class I Shares. As of the end of the reporting period, Class A Shares and Class C Shares of the SGI Global Equity Fund were not yet operational.

RBB has authorized capital of one hundred billion shares of common stock of which 92.923 billion shares are currently classified into two hundred and thirty-six classes of common stock. Each class represents an interest in an active or inactive investment portfolio of the Company.

The investment objective of each of the SGI U.S. Large Cap Equity Fund, the SGI Global Equity Fund, the SGI Prudent Growth Fund and the SGI Small Cap Core Fund is to seek long-term capital appreciation. The investment objective of the SGI Peak Growth Fund is to seek capital appreciation.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is August 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2024 (the “current fiscal period”).

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in exchange-traded funds (“ETFs”) are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2024

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Summit as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
SGI U.S. Large Cap Equity Fund
Investments:
Common Stocks	$228,837,626	$—	$—	$228,837,626
Exchange Traded Funds	2,693,483	—	—	2,693,483
Total Investments	$231,531,109	$—	$—	$231,531,109

SGI Global Equity Fund
Investments:
Common Stocks	$104,969,074	$—	$—	$104,969,074
Exchange Traded Funds	1,116,431	—	—	1,116,431
Total Investments	$106,085,505	$—	$—	$106,085,505

SGI PRUDENT GROWTH Fund
Investments:
Exchange Traded Funds	$13,520,807	$—	$—	$13,520,807
Open End Funds	12,733,039	—	—	12,733,039
Total Investments	$26,253,846	$—	$—	$26,253,846

SGI PEAK GROWTH FUND
Investments:
Open End Funds	$17,061,262	$—	$—	$17,061,262
Exchange Traded Funds	10,772,262	—	—	10,772,262
Total Investments	$27,833,524	$—	$—	$27,833,524

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2024

	Level 1	Level 2	Level 3	Total
SGI SMALL CAP core Fund
Investments:
Common Stocks	$122,578,161	$—	$—	$122,578,161
Total Investments	$122,578,161	$—	$—	$122,578,161

Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 purchases, sales, or transfers.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2024

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. tax status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Summit Global Investments, LLC serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2024 for each Fund and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after a Fund’s respective contractual limitation expiration date.

FUND	ADVISORY FEE	EXPENSE CAPS
		CLASS I	CLASS A	CLASS C
SGI U.S. Large Cap Equity Fund	0.70%	0.98%	1.23%	1.98%
SGI Global Equity Fund	0.70	0.84	1.09	1.84
SGI Prudent Growth Fund	0.75	1.70	—	—
SGI Peak Growth Fund	0.75	1.70	—	—
SGI Small Cap Core Fund	0.95	1.23	—	—

If at any time a Fund’s total annual Fund operating expenses for a year are less than the relevant share class’ Expense Cap, the Adviser is entitled to recoup from the Fund the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such recoupment does not cause the Fund to exceed the relevant share class’s Expense Cap that was in effect at the time of the waiver or reimbursement.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2024

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed and recoupments were as follows:

FUND	Gross Advisory Fees	Waivers AND/OR Reimbursements	RECOUPMENTS	Net Advisory Fees
SGI U.S. Large Cap Equity Fund	$1,912,790	$(88,693)	$28,054	$1,852,151
SGI Global Equity Fund	926,566	(280,270)	—	646,296
SGI Prudent Growth Fund	179,498	—	—	179,498
SGI Peak Growth Fund	175,697	—	—	175,697
SGI Small Cap Core Fund	1,131,092	(59,572)	20,916	1,092,436

As of the end of the reporting period, the Funds had amounts available for recoupment by the Adviser as follows:

	Expiration
FUND	August 31, 2025	August 31, 2026	August 31, 2027	Total
SGI U.S. Large Cap Equity Fund	$39,816	$87,307	$88,693	$215,816
SGI Global Equity Fund	209,841	210,693	280,270	700,804
SGI Prudent Growth Fund	—	—	—	—
SGI Peak Growth Fund	—	—	—	—
SGI Small Cap Core Fund	88,935	21,348	59,572	169,855

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

The Board has adopted a Plan of Distribution (the “Plan”) for the Class A Shares and Class C Shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from each Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% on an annualized basis of the average daily net assets of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in each Fund’s 12b-1 Plan.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

August 31, 2024

3. DIRECTOR AND OFFICER Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
SGI U.S. Large Cap Equity Fund	$517,970,715	$726,825,196
SGI Global Equity Fund	132,702,082	196,818,801
SGI Prudent Growth Fund	16,820,687	14,284,818
SGI Peak Growth Fund	14,673,379	10,064,772
SGI Small Cap Core Fund	250,071,000	248,319,094

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

FUND	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Equity Fund	$199,541,743	$34,789,934	$(2,800,568)	$31,989,366
SGI Global Equity Fund	93,544,581	14,809,973	(2,269,049)	12,540,924
SGI Prudent Growth Fund	23,236,885	3,189,908	(172,947)	3,016,961
SGI Peak Growth Fund	24,123,868	4,143,776	(434,120)	3,709,656
SGI Small Cap Core Fund	107,242,820	17,091,856	(1,756,515)	15,335,341

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to wash sales and investments in passive foreign investment companies.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

August 31, 2024

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

The following permanent differences as of August 31, 2024, primarily attributable to Net Operating Losses and Deemed Distributions due to Shareholder Redemptions, were reclassified among the following accounts:

FUND	Distributable Earnings/(loss)	Paid-in Capital
SGI U.S. Large Cap Equity Fund	$(34,860,265)	$34,860,265
SGI Global Equity Fund	—	—
SGI Prudent Growth Fund	76	(76)
SGI Peak Growth Fund	—	—
SGI Small Cap Core Fund	24,302	(24,302)

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed Ordinary Income	Undistributed Long-term capital gains	Capital Loss Carry Forward	Qualified Late- Year Loss Deferral	Other Temporary Differences	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Equity Fund	$30,480,926	$8,684,640	$—	$—	$—	$31,989,366
SGI Global Equity Fund	4,396,891	12,580,829	—	—	—	12,540,924
SGI Prudent Growth Fund	485,985	29,896	—	—	(9,033)	3,016,961
SGI Peak Growth Fund	100,150	251,652	—	—	(11,230)	3,709,656
SGI Small Cap Core Fund	529,604	—	(450,290)	—	—	15,335,341

The differences between the book and tax basis components of distributable earnings relate primarily to wash sales and investments in passive foreign investment companies.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2024 was as follows:

		2024
FUND	Ordinary Income	Long-Term Gains	TOTAL
SGI U.S. Large Cap Equity Fund	$3,031,713	$12,258,966	$15,290,679
SGI Global Equity Fund	2,003,073	—	2,003,073
SGI Prudent Growth Fund	114,358	—	114,358
SGI Peak Growth Fund	14,474	117,001	131,475
SGI Small Cap Core Fund	—	—	—

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

August 31, 2024

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2023 was as follows:

		2023
FUND	Ordinary Income	Long-Term Gains	TOTAL
SGI U.S. Large Cap Equity Fund	$4,425,439	$16,298,811	$20,724,250
SGI Global Equity Fund	1,176,535	3,052,908	4,229,443
SGI Prudent Growth Fund	23,212	—	23,212
SGI Peak Growth Fund	—	1,109	1,109
SGI Small Cap Core Fund	—	554,990	554,990

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2024, the SGI Small Cap Core Fund had $450,290 of short-term loss carryovers. During the fiscal year, the SGI Prudent Growth Fund utilized $180,794 and the SGI Small Cap Core Fund utilized $5,472,890 of carry forward capital losses.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2024, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2024.

FUND		Late-year ordinary loss deferral	post-october capital loss deferral
SGI U.S. Large Cap Equity Fund	2024	$—	$—
SGI Global Equity Fund	2024	—	—
SGI Prudent Growth Fund	2024	—	—
SGI Peak Growth Fund	2024	—	—
SGI Small Cap Core Fund	2024	—	—

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2024

6. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Funds. Fund of funds are allowed to invest in other investment companies in excess of the limits imposed, if certain requirement, such as being part of the same group of investment companies, are met. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

	August 31, 2023		Additions		Reductions
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost
SGI Prudent Growth Fund
SGI Dynamic Tactical ETF	148,890	$3,792,279	19,269	$515,703	(124,699)	$(3,204,968)
SGI Enhanced Core ETF	—	—	101,600	2,554,682	(12,990)	(329,591)
SGI Enhanced Global Income ETF	—	—	93,670	2,409,572	(3,330)	(87,660)
SGI Global Equity Fund	141,279	4,638,412	20,444	727,075	(102,160)	(3,509,307)
SGI Small Cap Core Fund	69,840	2,021,405	41,190	1,166,426	(43,925)	(1,439,874)
SGI U.S. Large Cap Core ETF	72,890	1,876,034	11,993	372,499	(16,723)	(482,335)
SGI U.S. Large Cap Equity Fund	140,420	2,510,834	269,722	5,296,890	(34,661)	(699,089)
SGI U.S. Small Cap Equity Fund	72,077	738,593	7,809	86,609	(79,886)	(825,202)
	645,396	$15,577,557	565,697	$13,129,456	(418,374)	$(10,578,026)

Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost
SGI Peak Growth Fund
SGI Dynamic Tactical ETF	75,030	$1,904,297	17,000	$460,681	(2,920)	$(77,430)
SGI Enhanced Core ETF	—	—	10,750	270,211	—	—
SGI Enhanced Global Income ETF	—	—	155,590	4,002,371	—	—
SGI Global Equity Fund	169,059	5,518,092	45,130	1,617,928	(116,194)	(4,053,117)
SGI Small Cap Core Fund	149,014	4,229,239	84,579	2,417,378	(83,389)	(2,654,799)
SGI U.S. Large Cap Core ETF	55,530	1,425,836	50,025	1,611,804	(2,945)	(83,626)
SGI U.S. Large Cap Equity Fund	192,484	3,461,172	206,384	4,024,159	(19,033)	(384,448)
SGI U.S. Small Cap Equity Fund	100,486	1,018,503	11,230	125,469	(111,716)	(1,143,972)
	741,603	$17,557,139	580,688	$14,530,001	(336,197)	$(8,397,392)

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2024

	August 31, 2024
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Value	Cost
SGI Prudent Growth Fund
SGI Dynamic Tactical ETF	$38,005	$—	$137,516	$345,825	43,460	$1,326,834	$1,103,014
SGI Enhanced Core ETF	20,010	—	61,048	908	88,610	2,286,138	2,225,091
SGI Enhanced Global Income ETF	16,336	—	92,876	(1,344)	90,340	2,414,788	2,321,912
SGI Global Equity Fund	67,242	—	367,152	337,692	59,562	2,403,963	1,856,181
SGI Small Cap Core Fund	—	—	518,988	(115,793)	67,104	2,166,132	1,747,957
SGI U.S. Large Cap Core ETF	5,702	28,170	470,532	59,882	68,160	2,401,618	1,766,199
SGI U.S. Large Cap Equity Fund	25,508	102,169	1,037,584	(14,652)	375,480	8,162,944	7,108,635
SGI U.S. Small Cap Equity Fund	5,484	7,899	(88,133)	141,421	—	—	—
	$178,287	$138,238	$2,597,563	$753,939	792,716	$21,162,417	$18,128,989

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (CONCLUDED)

August 31, 2024

	August 31, 2024
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Value	Cost
SGI Peak Growth Fund
SGI Dynamic Tactical ETF	$19,685	$—	$382,744	$1,880	89,110	$2,720,528	$2,287,548
SGI Enhanced Core ETF	2,322		7,139	—	10,750	277,350	270,211
SGI Enhanced Global Income ETF	27,956		156,550	—	155,590	4,158,921	4,002,371
SGI Global Equity Fund	82,669	—	623,663	312,427	97,995	3,955,071	3,082,903
SGI Small Cap Core Fund	—	—	988,112	(140,893)	150,204	4,848,588	3,991,818
SGI U.S. Large Cap Core ETF	4,405	21,760	532,445	5,759	102,610	3,615,463	2,954,014
SGI U.S. Large Cap Equity Fund	35,670	145,631	1,153,186	(18,605)	379,835	8,257,603	7,100,882
SGI U.S. Small Cap Equity Fund	7,669	11,046	(134,076)	207,800	—	—	—
	$180,376	$178,437	$3,709,763	$368,368	986,094	$27,833,524	$23,689,747

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

SUMMIT GLOBAL INVESTMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SGI U.S. Large Cap Equity Fund, SGI Global Equity Fund, SGI Prudent Growth Fund, SGI Peak Growth Fund, and SGI Small Cap Core Fund, and Board of Directors of The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SGI U.S. Large Cap Equity Fund, SGI Global Equity Fund, SGI Prudent Growth Fund, SGI Peak Growth Fund, and SGI Small Cap Core Fund (collectively referred to as the “Funds”) (five of the portfolios constituting The RBB Fund, Inc. (the “Company”)), including the portfolios of investments, as of August 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the portfolios constituting The RBB Fund, Inc.) at August 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual portfolio constituting The RBB Fund, Inc.	Statement of operations	Statements of changes in net assets	Financial highlights
SGI U.S. Large Cap Equity Fund SGI Global Equity Fund	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the five years in the period ended August 31, 2024
SGI Small Cap Core Fund	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the four years in the period ended August 31, 2024
SGI Prudent Growth Fund SGI Peak Growth Fund	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the four years in the period ended August 31, 2024 and the period June 8, 2020 (commencement of operations) through August 31, 2020

The financial highlights of SGI Small Cap Core Fund for each of the periods presented through August 31, 2020, were audited by other auditors whose report dated October 27, 2020, expressed an unqualified opinion on those financial statements.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures

SUMMIT GLOBAL INVESTMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Concluded)

included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Summit Global Investments investment companies since 2012.

Philadelphia, Pennsylvania
October 30, 2024

SUMMIT GLOBAL INVESTMENTS

SHAREHOLDER TAX INFORMATION (UNAUDITED)

Certain tax information is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended August 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. During the fiscal year ended August 31, 2024, the tax character of distributions paid by the Funds were as follows:

FUND		Ordinary Income	Long-Term Gains
SGI U.S. Large Cap Equity Fund	2024	$3,031,713	$12,258,966
SGI Global Equity Fund	2024	2,003,073	—
SGI Prudent Growth Fund	2024	114,358	—
SGI Peak Growth Fund	2024	14,474	117,001
SGI Small Cap Core Fund	2024	—	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary dividends paid during the fiscal year ended August 31, 2024 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates:

SGI U.S. Large Cap Equity Fund	69.10%
SGI Global Equity Fund	53.70%
SGI Prudent Growth Fund	12.69%
SGI Peak Growth Fund	85.38%
SGI Small Cap Core Fund	0.00%

The percentage of total ordinary income dividends paid qualifying for corporate dividends received deduction for each Fund is as follows:

SGI U.S. Large Cap Equity Fund	69.03%
SGI Global Equity Fund	25.74%
SGI Prudent Growth Fund	7.60%
SGI Peak Growth Fund	39.91%
SGI Small Cap Core Fund	0.00%

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is as follows:

SGI U.S. Large Cap Equity Fund	0.00%
SGI Global Equity Fund	0.00%
SGI Prudent Growth Fund	0.00%
SGI Peak Growth Fund	0.00%
SGI Small Cap Core Fund	0.00%

SUMMIT GLOBAL INVESTMENTS

SHAREHOLDER TAX INFORMATION (UNAUDITED) (Concluded)

The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Job Creation Act of 2004 is as follows:

SGI U.S. Large Cap Equity Fund	0.00%
SGI Global Equity Fund	0.00%
SGI Prudent Growth Fund	17.80%
SGI Peak Growth Fund	0.00%
SGI Small Cap Core Fund	0.00%

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2024. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2025.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

SUMMIT GLOBAL INVESTMENTS

Other Information (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreements between Summit Global Investments, LLC (“Summit”) and the Company (the “Investment Advisory Agreements”) on behalf of the SGI U.S. Large Cap Equity Fund, SGI Global Equity Fund, SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Small Cap Core Fund (each a “Fund” and together the “Funds”), at a meeting of the Board held on May 15-16, 2024 (for this section only, the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreements for an additional one-year term ending August 16, 2025. The Board’s decision to approve the Investment Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreements, the Board considered information provided by Summit with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreements between the Company and Summit with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Summit, and discussed the Investment Advisory Agreements with counsel in executive sessions, at which no representatives of Summit were present. Among other things, the Directors considered (i) the nature, extent, and quality of Summit’s services provided to the Funds; (ii) descriptions of the experience and qualifications of Summit’s personnel providing those services; (iii) Summit’s investment philosophies and processes; (iv) Summit’s assets under management and client descriptions; (v) Summit’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Summit’s current advisory fee arrangement with the Company and other similarly managed clients; (vii) Summit’s compliance procedures; (viii) Summit’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by FUSE Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group; and (xi) a report comparing the performance of each Fund to the performance of its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Summit. The Directors concluded that Summit had substantial resources to provide services to the Funds and that Summit’s services had been acceptable.

The Directors also considered the investment performance of the Funds. Information on the Funds’ investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since inception periods ended December 31, 2023, as applicable. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Peer Groups was acceptable.

The Directors noted that the SGI U.S. Large Cap Equity Fund outperformed its benchmark, the S&P 500® Low Volatility Index, for the three-month, one-year, five-year, and ten-year periods ended December 31, 2023 and underperformed its benchmark for the three-year and since inception periods ended December 31, 2023. The Directors also noted that the SGI U.S. Large Cap Equity Fund underperformed the median of its Peer Group for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2023.

The Directors noted that the SGI Global Equity Fund’s investment performance outperformed its benchmark, the MSCI ACWI Minimum Volatility (USD) Index, for the three-month, one-year, three-year, five-year, and since-inception periods ended December 31, 2023, and underperformed its benchmark for the ten-year period ended December 31,

SUMMIT GLOBAL INVESTMENTS

Other Information (Unaudited) (Concluded)

2023. The Directors also noted that the SGI Global Equity Fund outperformed the median of its Peer Group for the since-inception period ended December 31, 2023, and underperformed the median of its Peer Group for the three-month, one-year, three-year, five-year, and ten-year periods ended December 31, 2023.

The Directors noted that the SGI Small Cap Core Fund’s investment performance outperformed its benchmark, the Russell 2000® Index, for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2023. The Directors also noted that the SGI Small Cap Core Fund outperformed the median of its Peer Group for the three-month, one-year, five-year, ten-year, and since-inception periods ended December 31, 2023, and underperformed the median of its Peer Group for the three-year period ended December 31, 2023.

Next, the Directors noted that the SGI Peak Growth Fund’s investment performance underperformed its benchmark, the S&P 500 Index, for the three-month, one-year, three-year and since-inception periods ended December 31, 2023. The Directors also noted that the SGI Peak Growth Fund underperformed the median of its Peer Group for the three-month, one-year, three-year and since-inception periods ended December 31, 2023.

Finally, the Directors noted that the SGI Prudent Growth Fund’s investment performance underperformed its benchmark, the S&P 500 Index, for the three-month, one-year, three-year and since-inception periods ended December 31, 2023. The Directors also noted that the SGI Prudent Growth Fund underperformed the median of its Peer Group for the three-month, one-year, three-year and since-inception periods ended December 31, 2023.

The Board also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreements. In this regard, information on the fees paid by the Funds and the Funds’ total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms. The Directors noted that Summit had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2024 for the Funds to limit total annual operating expenses to agreed upon levels for each Fund.

The Directors noted that the SGI U.S. Large Cap Equity Fund’s net advisory fee and total net expenses were each above the median of its Peer Group and each ranked in the 5th quintile of its Peer Group.

The Directors noted that the SGI Global Equity Fund’s net advisory fee was above the median of its Peer Group and ranked in the 3rd quintile of its Peer Group, and its total net expenses was above the median of its Peer Group and ranked in the 3rd quintile of its Peer Group.

The Directors noted that the SGI Small Cap Core Fund’s net advisory fee and total net expenses were each above the median of its Peer Group and each ranked in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the SGI Peak Growth Fund ranked below the median and in the 3rd quintile of its Peer Group, and the Fund’s total net expenses (including acquired fund fees and expenses) were above the median and in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the SGI Prudent Growth Fund ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses (including acquired fund fees and expenses) were above the median and in the 5th quintile of its Peer Group.

After reviewing information relating to Summit’s costs, profitability and economies of scale, and after considering the services to be provided by Summit, the Directors concluded that the investment advisory fees to be paid by the Funds to Summit were fair and reasonable and that the Investment Advisory Agreements should be approved and continued for an additional one-year period ending August 16, 2025.

Investment Adviser

Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SGI U.S. LARGE CAP CORE ETF

SGI DYNAMIC TACTICAL ETF

SGI ENHANCED GLOBAL INCOME ETF

SGI ENHANCED CORE ETF

SGI ENHANCED NASDAQ-100 ETF

of

The RBB Fund, Inc.

Financial Statements

August 31, 2024

This report is submitted for the general information of the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Funds.

SGI U.S. LARGE CAP CORE ETF

Portfolio of Investments

August 31, 2024

	Shares	Value
COMMON STOCKS — 97.5%
Aerospace/Defense — 0.4%
TransDigm Group, Inc.	247	$339,183
Auto Manufacturers — 0.8%
Cummins, Inc.	597	186,771
Ford Motor Co.	14,976	167,581
General Motors Co.	3,915	194,889
PACCAR, Inc.	1,742	167,546
		716,787
Banks — 2.1%
Bank of America Corp.	33,933	1,382,770
Citigroup, Inc.	3,015	188,859
JPMorgan Chase & Co.	842	189,282
Popular, Inc.	1,868	191,470
		1,952,381
Beverages — 0.5%
Coca-Cola Co.	6,330	458,735
Biotechnology — 4.6%
Regeneron Pharmaceuticals, Inc.(a)	1,895	2,244,988
United Therapeutics Corp.(a)	4,915	1,786,848
Vertex Pharmaceuticals, Inc.(a)	435	215,712
		4,247,548
Building Materials — 1.4%
Louisiana-Pacific Corp.	1,918	186,142
Owens Corning	4,488	757,260
Trane Technologies PLC	908	328,387
		1,271,789
Chemicals — 0.5%
LyondellBasell Industries NV - Class A	4,348	429,148
Commercial Services — 1.9%
Automatic Data Processing, Inc.	6,306	1,739,889
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.	6,667	710,036
Distribution/Wholesale — 0.2%
WW Grainger, Inc.	179	176,301
Diversified Financial Services — 4.4%
American Express Co.	773	199,936
Ameriprise Financial, Inc.	435	195,506
Interactive Brokers Group, Inc., Class A - Class A	1,467	189,082
Mastercard, Inc. - Class A	6,734	3,254,812
Synchrony Financial	3,850	193,501
		4,032,837
Electric — 1.1%
American Electric Power Co., Inc.	1,860	186,521
Exelon Corp.	7,966	303,425
Sempra	6,635	545,264
		1,035,210
Electronics — 0.2%
Amphenol Corp. - Class A	2,740	$184,813
Environmental Control — 0.3%
Waste Management, Inc.	1,479	313,607
Food — 4.0%
Kroger Co., (The)	29,768	1,583,955
Pilgrim’s Pride Corp.(a)	36,104	1,681,724
Sysco Corp.	4,941	385,250
		3,650,929
Freight & Logistics — 1.9%
CSX Corp.	6,026	206,511
FedEx Corp.	651	194,499
Union Pacific Corp.	5,305	1,358,558
		1,759,568
Healthcare-Products — 0.2%
Intuitive Surgical, Inc.(a)	372	183,258
Healthcare-Services — 2.6%
Centene Corp.(a)	2,516	198,336
Elevance Health, Inc.	1,076	599,214
HCA Healthcare, Inc.	595	235,376
Humana, Inc.	2,588	917,368
Medpace Holdings, Inc.(a)	470	166,977
Universal Health Services, Inc. - Class B	1,071	254,866
		2,372,137
Home Builders — 1.4%
DR Horton, Inc.	1,274	240,480
Lennar Corp. - Class A	3,662	666,704
NVR, Inc.(a)	20	183,449
PulteGroup, Inc.	1,553	204,453
		1,295,086
Insurance — 9.2%
Allstate Corp., (The)	16,727	3,160,399
American Financial Group, Inc.	4,042	540,092
American International Group, Inc.	2,439	187,925
Arch Capital Group Ltd.(a)	3,864	436,980
Berkshire Hathaway, Inc. - Class B(a)	1,608	765,279
Everest Group Ltd.	502	196,904
Hartford Financial Services Group Inc., (The)	1,956	227,092
MetLife, Inc.	2,469	191,298
Progressive Corp.	9,684	2,442,305
Prudential Financial, Inc.	1,425	172,653
Unum Group	3,955	219,463
		8,540,390
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	597	212,592

The accompanying notes are an integral part of the financial statements.
1

SGI U.S. LARGE CAP CORE ETF

Portfolio of Investments (Continued)

August 31, 2024

	Shares	Value
Media — 0.5%
Comcast Corp. - Class A	6,014	$237,974
Walt Disney Co.	2,095	189,346
		427,320
Mining — 0.4%
Freeport-McMoRan, Inc.	3,846	170,301
Newmont Corp.	4,259	227,388
		397,689
Oil & Gas — 1.2%
Chord Energy Corp.	1,184	175,741
ConocoPhillips	1,635	186,047
Diamondback Energy, Inc.	1,056	206,036
EOG Resources, Inc.	1,664	214,356
Matador Resources Co.	3,422	194,096
Ovintiv, Inc.	4,160	178,173
		1,154,449
Online Services — 14.4%
Alphabet, Inc. - Class A	26,370	4,308,331
Amazon.com, Inc.(a)	24,369	4,349,867
Booking Holdings, Inc.	48	187,643
Meta Platforms, Inc. - Class A	7,264	3,786,796
Netflix, Inc.(a)	278	194,975
Spotify Technology SA(a)	1,415	485,175
		13,312,787
Pharmaceuticals — 3.9%
AbbVie, Inc.	1,200	235,572
The Cigna Group	554	200,443
Eli Lilly & Co.	2,193	2,105,324
Neurocrine Biosciences, Inc.(a)	8,539	1,084,965
		3,626,304
Real Estate — 0.2%
CBRE Group, Inc. - Class A(a)	1,781	205,064
REITS — 2.5%
Host Hotels & Resorts, Inc.	10,108	178,911
Simon Property Group, Inc.	12,791	2,140,574
		2,319,485
Retail — 4.9%
Bath & Body Works, Inc.	5,374	165,304
Costco Wholesale Corp.	2,602	2,321,973
Ferguson Enterprises, Inc.	870	178,968
Home Depot, Inc.	1,597	588,494
Ross Stores, Inc.	2,150	323,812
Target Corp.	1,161	178,353
Texas Roadhouse, Inc.	1,078	181,913
TJX Cos., Inc.	1,679	196,896
Walmart, Inc.	2,780	214,699
Wingstop, Inc.	495	191,124
		4,541,536
Semiconductors — 13.8%
Advanced Micro Devices, Inc.(a)	1,506	$223,731
Amkor Technology, Inc.	5,629	185,194
Applied Materials, Inc.	9,118	1,798,617
Broadcom, Inc.	2,128	346,481
KLA Corp.	273	223,704
Lam Research Corp.	1,958	1,607,538
Monolithic Power Systems, Inc.	222	207,499
NVIDIA Corp.	42,322	5,051,977
QUALCOMM, Inc.	17,549	3,076,340
		12,721,081
Software — 11.7%
Adobe, Inc.(a)	865	496,865
AppLovin Corp. - Class A(a)	2,247	208,679
Autodesk, Inc.(a)	729	188,374
Intuit, Inc.	535	337,189
Microsoft Corp.	13,733	5,728,584
Oracle Corp.	1,322	186,785
Salesforce.com, Inc.	752	190,181
ServiceNow, Inc.(a)	532	454,860
Veeva Systems, Inc. - Class A(a)	12,210	2,642,732
Workday, Inc. - Class A(a)	745	196,076
Zoom Video Communications, Inc. - Class A(a)	2,422	167,312
		10,797,637
Technology — 4.6%
Apple, Inc.	16,867	3,862,543
Cognizant Technology Solutions Corp. - Class A	2,387	185,637
Leidos Holdings, Inc.	1,246	197,503
		4,245,683
Telecommunications — 0.7%
Arista Networks, Inc.(a)	1,709	603,926
TOTAL COMMON STOCKS (Cost $84,624,724)		89,975,185

The accompanying notes are an integral part of the financial statements.
2

SGI U.S. LARGE CAP CORE ETF

Portfolio of Investments (CONCLUDED)

August 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS — 1.2%
iShares Core S&P 500 ETF	1,952	$1,106,296
TOTAL EXCHANGE TRADED FUNDS (Cost $1,098,057)		1,106,296
TOTAL INVESTMENTS — 98.7% (Cost $85,722,781)		91,081,481
Other Assets in Excess of Liabilities — 1.3%		1,210,089
TOTAL NET ASSETS — 100.0%		$92,291,570

Percentages are stated as a percent of net assets.

ETF - Exchange-Traded Fund

NV - Naamloze Vennootschap

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Sociedad Anónima

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.
3

SGI DYNAMIC TACTICAL ETF

Portfolio of Investments

August 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS — 99.7%
iShares Core MSCI EAFE ETF	39,707	$3,064,983
iShares Core U.S. Aggregate Bond ETF	120,602	12,090,351
iShares MSCI USA Min Vol Factor ETF	65,812	6,009,952
PGIM Ultra Short Bond ETF	57,505	2,862,024
Schwab US Dividend Equity ETF	56,865	4,806,798
SGI Enhanced Nasdaq-100 ETF(a)(b)	206,880	5,263,151
SGI U.S. Large Cap Core ETF(b)(c)	598,640	21,093,080
Vanguard Small-Cap ETF	18,118	4,229,104
TOTAL EXCHANGE TRADED FUNDS (Cost $54,134,107)		59,419,443
TOTAL INVESTMENTS — 99.7% (Cost $54,134,107)		59,419,443
Assets in Excess of Other Liabilities — 0.3%		189,294
TOTAL NET ASSETS — 100.0%		$59,608,737

Percentages are stated as a percent of net assets.

ETF - Exchange-Traded Fund

(a)	Non-income producing security.

(b)	Affiliated company as defined by the Investment Company Act of 1940. See Note 6.

(c)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.
4

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments

August 31, 2024

	Shares	Value
COMMON STOCKS — 98.0%
Aerospace/Defense — 0.5%
Lockheed Martin Corp.	638	$362,448
Banks — 11.4%
Banco Bilbao Vizcaya Argentaria SA - ADR	72,812	775,448
Banco Santander SA - ADR	63,918	318,312
Bancolombia SA - ADR	53,646	1,775,146
Bank of New York Mellon Corp.	5,629	384,010
Citizens Financial Group, Inc.	8,653	372,512
ICICI Bank Ltd. - ADR	17,294	506,887
ING Groep NV - ADR	19,581	356,570
JPMorgan Chase & Co.	3,242	728,802
Shinhan Financial Group Co. Ltd. - ADR	39,039	1,657,205
UBS Group AG	17,551	539,869
Woori Financial Group, Inc. - ADR	10,218	370,198
		7,784,959
Beverages — 3.2%
Coca-Cola Co.	6,271	454,459
Coca-Cola Femsa SAB de CV - ADR	11,272	949,553
PepsiCo, Inc.	4,437	767,069
		2,171,081
Building Materials — 0.5%
UFP Industries, Inc.	2,940	357,710
Commercial Services — 0.9%
Automatic Data Processing, Inc.	2,263	624,384
Cosmetics/Personal Care — 1.5%
Colgate-Palmolive Co.	5,474	582,981
Unilever PLC - ADR	7,366	477,243
		1,060,224
Diversified Financial Services — 2.1%
American Express Co.	1,364	352,799
Janus Henderson Group PLC	9,186	345,485
Mastercard, Inc. - Class A	700	338,338
TPG, Inc. Class A	7,633	385,085
		1,421,707
Electric — 3.4%
American Electric Power Co., Inc.	3,734	374,445
Cia Energetica de Minas Gerais - ADR	329,040	674,532
Clearway Energy, Inc. - Class C	12,756	369,414
Entergy Corp.	2,865	345,777
Evergy, Inc.	9,450	558,873
		2,323,041
Electronics — 2.0%
Amphenol Corp. - Class A	15,452	$1,042,237
Honeywell International, Inc.	1,515	314,984
		1,357,221
Food — 0.4%
Sysco Corp.	3,711	289,347
Healthcare-Services — 0.5%
Elevance Health, Inc.	635	353,625
Home Builders — 1.3%
DR Horton, Inc.	1,830	345,431
Lennar Corp. - Class A	3,027	551,095
		896,526
Insurance — 4.3%
Allstate Corp.	1,849	349,350
American Financial Group, Inc.	4,781	638,837
American International Group, Inc.	4,271	329,081
Berkshire Hathaway, Inc. - Class B(a)	734	349,325
Corebridge Financial, Inc.	11,053	326,727
Progressive Corp.	1,555	392,171
Prudential Financial, Inc.	4,499	545,099
		2,930,590
Machinery-Diversified — 0.4%
Deere & Co.	708	273,104
Mining — 3.3%
Rio Tinto PLC - ADR	35,194	2,226,724
Oil & Gas — 7.8%
Civitas Resources, Inc.	20,400	1,251,132
EOG Resources, Inc.	3,687	474,960
Equinor ASA - ADR	72,625	1,952,886
Permian Resources Corp. Class A	22,063	314,177
Petroleo Brasileiro SA - ADR	60,943	928,162
Shell PLC Class A - ADR	5,208	373,205
		5,294,522
Online Services — 11.1%
Alibaba Group Holding Ltd. - ADR	8,063	671,970
Alphabet, Inc. - Class C	12,944	2,137,184
Amazon.com, Inc.(a)	5,749	1,026,197
JD.com, Inc. - ADR	10,681	288,387
Meta Platforms, Inc. - Class A	5,119	2,668,586
PDD Holdings, Inc. - ADR(a)	3,882	373,099
Shopify, Inc. - Class A(a)	5,505	407,755
		7,573,178
Pharmaceuticals — 9.3%
AbbVie, Inc.	3,567	700,238
Bristol-Myers Squibb Co.	14,475	723,026
Eli Lilly & Co.	2,803	2,690,936
Novo Nordisk AS - ADR	15,877	2,209,443
		6,323,643

The accompanying notes are an integral part of the financial statements.
5

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments (concluded)

August 31, 2024

	Shares	Value
Private Equity — 0.6%
Brookfield Corp.	8,097	$407,117
Real Estate — 1.3%
CBRE Group, Inc. - Class A(a)	7,555	869,883
Retail — 3.5%
Ferguson Enterprises, Inc.	3,237	665,883
Home Depot, Inc.	2,735	1,007,848
TJX Companies, Inc.	5,912	693,300
		2,367,031
Semiconductors — 9.2%
Applied Materials, Inc.	4,904	967,363
Broadcom, Inc.	358	58,289
Lam Research Corp.	1,177	966,329
Micron Technology, Inc.	9,579	921,883
NVIDIA Corp.	7,951	949,111
QUALCOMM, Inc.	7,963	1,395,914
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,884	1,010,283
		6,269,172
Software — 3.4%
Microsoft Corp.	4,626	1,929,690
SAP SE - ADR	1,721	378,121
		2,307,811
Technology — 6.4%
Apple, Inc.	11,139	2,550,831
Infosys Ltd. - ADR	64,169	1,493,855
Logitech International S.A.	3,731	339,558
		4,384,244
Telecommunications — 3.9%
TELUS Corp.	64,509	1,041,175
TIM SA - ADR	101,316	1,612,951
		2,654,126
Transportation — 5.8%
CSX Corp.	40,039	1,372,136
FedEx Corp.	2,239	668,946
Frontline PLC	39,129	944,574
TFI International, Inc.	2,446	362,326
Union Pacific Corp.	2,537	649,700
		3,997,682
TOTAL COMMON STOCKS (Cost $64,343,973)		66,881,100
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
First American Government Obligations Fund - Class X, 5.22%(b)	557,853	$557,853
TOTAL SHORT-TERM INVESTMENTS (Cost $557,853)		557,853
TOTAL INVESTMENTS — 98.8% (Cost $64,901,826)		67,438,953
Other Assets in Excess of Liabilities — 1.2%		799,675
TOTAL NET ASSETS — 100.0%		$68,238,628

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

ASA - Advanced Subscription Agreement

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of the financial statements.
6

SGI ENHANCED CORE ETF

Portfolio of Investments

August 31, 2024

	Shares	Value
SHORT-TERM INVESTMENTS — 73.1%
Money Market Funds — 73.1%
Fidelity Government Cash Reserves, 5.00%(a)	21,435,573	$21,435,573
First American Government Obligations Fund - Class X, 5.22%(a)	2,564,614	2,564,614
JPMorgan Liquid Assets Money Market Fund - Class I, 5.25%(a)	25,647	25,647
PIMCO Government Money Market Fund - Class M(a)	21,440,169	21,440,169
T Rowe Price US Treasury Money Fund, Inc. - Class I, 5.04%(a)	45,516	45,516
Vanguard Federal Money Market Fund - Class I, 5.25%(a)	24,465,521	24,465,521
Vanguard Treasury Money Market Fund - Class I, 5.25%(a)	24,465,871	24,465,871
TOTAL SHORT-TERM INVESTMENTS (Cost $94,442,911)		94,442,911
TOTAL INVESTMENTS — 73.1% (Cost $94,442,911)		94,442,911
Other Assets in Excess of Liabilities — 26.9%		34,814,124
TOTAL NET ASSETS — 100.0%		$129,257,035

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of the financial statements.
7

SGI ENHANCED CORE ETF

Portfolio of Investments

August 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — 0.0%(a)(b)(c)
Call Options — 0.0%(a)
S&P 500 Index(b)(c)
Expiration: 09/03/2024; Exercise Price: $5,735.00	$(197,694,000)	(350)	$(1,750)
Expiration: 09/03/2024; Exercise Price: $5,750.00	(16,380,360)	(29)	(145)
Expiration: 09/04/2024; Exercise Price: $5,800.00	(141,210,000)	(250)	(1,750)
Expiration: 09/06/2024; Exercise Price: $5,830.00	(90,374,400)	(160)	(1,600)
Total Call Options			(5,245)

Put Options — 0.0%(a)
S&P 500 Index(b)(c)
Expiration: 09/03/2024; Exercise Price: $5,225.00	(112,968,000)	(200)	(2,000)
Expiration: 09/03/2024; Exercise Price: $5,235.00	(28,242,000)	(50)	(500)
Expiration: 09/03/2024; Exercise Price: $5,250.00	(338,904,000)	(600)	(6,000)
Total Put Options			(8,500)
TOTAL WRITTEN OPTIONS (Premiums received $14,948)			$(13,745)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

(b)	100 shares per contract.

(c)	Exchange-traded.

The accompanying notes are an integral part of the financial statements.
8

SGI ENHANCED NASDAQ-100 ETF

Portfolio of Investments

August 31, 2024

	Shares	Value
SHORT-TERM INVESTMENTS — 4.7%
Money Market Funds — 4.7%
First American Government Obligations Fund - Class X, 5.22%(a)	500,034	$500,034
TOTAL SHORT-TERM INVESTMENTS (Cost $500,034)		500,034
TOTAL INVESTMENTS — 4.7% (Cost $500,034)		500,034
Other Assets in Excess of Liabilities — 95.3%		10,053,478
TOTAL NET ASSETS — 100.0%		$10,553,512

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of the financial statements.
9

SGI ENHANCED NASDAQ-100 ETF

Portfolio of Investments

August 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — 0.0%(a)(b)(c)
Call Options — 0.0%(a)
S&P 500 Index, Expiration: 09/03/2024; Exercise Price: $5,740.00(b)(c)	$(6,778,080)	(12)	$(60)

Put Options — 0.0% (a)
S&P 500 Index, Expiration: 09/03/2024; Exercise Price: $5,250.00(b)(c)	(16,945,200)	(30)	(300)
TOTAL WRITTEN OPTIONS (Premiums received $308)			$(360)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

(b)	100 shares per contract.

(c)	Exchange-traded.

The accompanying notes are an integral part of the financial statements.
10

SGI ENHANCED NASDAQ-100 ETF

Portfolio of Investments

August 31, 2024

Futures contracts outstanding as of August 31, 2024 were as follows:

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)(1)
Micro E-Mini Nasdaq 100 Future Sept 2024	5	09/20/2024	$196,230	$(597)
Nasdaq 100 Index	25	09/20/2024	9,811,500	(98,010)
Total Unrealized Appreciation (Depreciation)				$(98,607)

(1)

The Fund has recorded an asset of $1,260,940 as of August 31, 2024 related to the current day’s variation margin related to these contracts. Deposit at broker for futures contracts is reported within the Statement of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.
11

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities

August 31, 2024

	SGI U.S. Large Cap CORE ETF	SGI DYNAMIC TACTICAL ETF
ASSETS
Investments, at fair value
Unaffiliated investments (cost $85,722,781 and $30,675,940, respectively)	$91,081,481	$33,063,212
Affiliated investments (cost $— and $23,458,167, respectively) (see Note 7)	—	26,356,231
Short-term investments, at value (cost $— and $—, respectively)	—	—
Cash and cash equivalents	1,186,483	236,281
Deposit at broker for futures contracts	—	—
Deposit at broker for options	—	—
Receivables for:
Investments sold	—	—
Dividends and interest	88,887	1,014
Total Assets	$92,356,851	$59,656,738

LIABILITIES
Written options, at value (premiums received $— and $—, respectively)	$—	$—
Payables for:
Advisory fees	65,281	48,001
Investments purchased	—	—
Broker interest	—	—
Total Liabilities	65,281	48,001
Net assets	$92,291,570	$59,608,737

NET ASSETS CONSIST OF:
Par value	$2,620	$1,950
Paid-in capital	80,519,895	51,859,337
Total distributable earnings/(losses)	11,769,055	7,747,450
Net assets	$92,291,570	$59,608,737

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,620,000	1,950,000
Net asset value and redemption price per share	$35.23	$30.57

The accompanying notes are an integral part of the financial statements.
12

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (CONCLUDED)

August 31, 2024

	SGI ENHANCED GLOBAL INCOME ETF	SGI ENHANCED CORE ETF	SGI ENHANCED NASDAQ-100 ETF
ASSETS
Investments, at fair value
Unaffiliated investments (cost $64,343,973, $— and $—, respectively)	$66,881,100	$—	$—
Affiliated investments (cost $—, $—, and $—, respectively) (Note 6)	—	—	—
Short-term investments, at value (cost $557,853, $94,442,911, and $500,034, respectively)	557,853	94,442,911	500,034
Cash and cash equivalents	—	—	—
Deposit at broker for futures contracts	—	—	1,260,940
Deposit at broker for options	615,846	34,408,660	8,766,339
Receivables for:
Investments sold	10,846	—	1,512
Dividends and interest	236,215	519,528	33,323
Total Assets	$68,301,860	$129,371,099	$10,562,148

LIABILITIES
Written options, at value (premiums received $—, $14,948, and $308, respectively)	$—	$13,745	$360
Payables for:
Advisory fees	54,760	100,319	8,276
Investments purchased	771	—	—
Broker interest	7,701	—	—
Total Liabilities	63,232	114,064	8,636
Net assets	$68,238,628	$129,257,035	$10,553,512

NET ASSETS CONSIST OF:
Par value	$2,545	$5,010	$415
Paid-in Capital	65,224,756	126,476,778	10,515,488
Total distributable earnings/(losses)	3,011,327	2,775,247	37,609
Net assets	$68,238,628	$129,257,035	$10,553,512

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,545,000	5,010,000	415,000
Net asset value and redemption price per share	$26.81	$25.80	$25.43

The accompanying notes are an integral part of the financial statements.
13

SUMMIT GLOBAL INVESTMENTS

Statements of Operations

FOR THE Year ENDED August 31, 2024

	SGI U.S. Large Cap CORE ETF		SGI DYNAMIC TACTICAL ETF
INVESTMENT INCOME
Dividends
Dividends from unaffiliated investments	$1,302,674	(1)	$1,384,797
Dividends from affiliated investments (Note 6)	—		80,642
Interest	66,088		19,002
Total investment income	1,368,762		1,484,441

EXPENSES
Advisory fees (Note 2)	795,489		797,772
Broker interest expense	—		—
Total expenses	795,489		797,772
Net investment income/(loss)	573,273		686,669

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments
Unaffiliated investments	5,256,994		1,443,073
Affiliated investments (Note 6)	—		1,167,462
Distributions from affiliated investments (Note 6)	—		398,373
Written options	—		—
Futures contracts	—		—
Net realized gain from redemption in-kind	16,117,021		8,237,739
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	2,451,191		490,066
Affiliated investments (Note 6)	—		2,408,213
Written options	—		—
Futures contracts	—		—
Net realized and unrealized gain/(loss) on investments	23,825,206		14,144,926
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,398,479		$14,831,595

(1)	Net of foreign withholding taxes of $182.

The accompanying notes are an integral part of the financial statements.
14

SUMMIT GLOBAL INVESTMENTS

Statements of Operations (Concluded)

FOR THE Period ENDED August 31, 2024(1)

	SGI ENHANCED GLOBAL INCOME ETF		SGI ENHANCED core ETF	SGI ENHANCED NASDAQ-100 ETF
INVESTMENT INCOME
Dividends
Dividends from unaffiliated investments	$932,149	(2)	$1,701,683	$517
Dividends from affiliated investments (Note 6)	—		—	—
Interest	29,633		429,027	60,576
Total investment income	961,782		2,130,710	61,093

EXPENSES
Advisory fees (Note 2)	261,368		405,684	15,052
Broker interest expense	43,016		3,491	3,012
Total expenses	304,384		409,175	18,064
Net investment income/(loss)	657,398		1,721,535	43,029

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments
Unaffiliated investments	(408,372)		—	8,698
Affiliated investments (Note 6)	—		—	—
Distributions from affiliated investments (Note 6)	—		—	—
Written options	661,045		1,933,544	72,659
Futures contracts	—		—	11,882
Net realized gain from redemption in-kind	—		—	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	2,537,127		—	—
Affiliated investments (Note 6)	—		—	—
Written options	—		1,203	(52)
Futures contracts	—		—	(98,607)
Net realized and unrealized gain/(loss) on investments	2,789,800		1,934,747	(5,420)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,447,198		$3,656,282	$37,609

(1)	Inception date of the SGI Enhanced Global Income ETF, SGI Enhanced Core ETF and SGI Enhanced Nasdaq-100 ETF was February 28, 2024, February 28, 2024 and June 13, 2024, respectively.

(2)	Net of foreign withholding taxes of $65,249.

The accompanying notes are an integral part of the financial statements.
15

SGI U.S. LARGE CAP CORE ETF

StatementS of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$573,273	$260,042
Net realized gain/(loss) on investments
Unaffiliated investments	5,256,994	2,283,197
Affiliated investments (Note 6)	—	—
Distributions from affiliated investments (Note 6)	—	—
Written options	—	—
Futures contracts	—	—
Net realized gain from redemption in-kind	16,117,021	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	2,451,191	2,907,509
Affiliated investments (Note 6)	—	—
Written options	—	—
Futures contracts	—	—
Net increase/(decrease) in net assets resulting from operations	24,398,479	5,450,748

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(1,544,660)	—
Net decrease in net assets from dividends and distributions to shareholders	(1,544,660)	—

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	106,414,001	103,405,429
Shares redeemed	(135,001,112)	(10,831,315)
Net increase/(decrease) in net assets from capital shares	(28,587,111)	92,574,114
Total increase/(decrease) in net assets	(5,733,292)	98,024,862

NET ASSETS:
Beginning of period	98,024,862	—
End of period	$92,291,570	$98,024,862

SHARES TRANSACTIONS:
Shares sold	3,385,000	3,890,000
Shares redeemed	(4,265,000)	(390,000)
Net increase/(decrease) in shares outstanding	(880,000)	3,500,000

(1)	Inception date of the Fund was March 30, 2023.

The accompanying notes are an integral part of the financial statements.
16

SGI DYNAMIC TACTICAL ETF

StatementS of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$686,669	$408,384
Net realized gain/(loss) on investments
Unaffiliated investments	1,443,073	(699,494)
Affiliated investments (Note 6)	1,167,462	2,621
Distributions from affiliated investments (Note 6)	398,373	—
Written options	—	—
Futures contracts	—	—
Net realized gain from redemption in-kind	8,237,739	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	490,066	1,897,206
Affiliated investments (Note 6)	2,408,213	489,851
Written options	—	—
Futures contracts	—	—
Net increase/(decrease) in net assets resulting from operations	14,831,595	2,098,568

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(972,668)	—
Net decrease in net assets from dividends and distributions to shareholders	(972,668)	—

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	23,648,762	109,300,356
Shares redeemed	(88,294,403)	(1,003,473)
Net increase/(decrease) in net assets from capital shares	(64,645,641)	108,296,883
Total increase/(decrease) in net assets	(50,786,714)	110,395,451

NET ASSETS:
Beginning of period	110,395,451	—
End of period	$59,608,737	$110,395,451

SHARES TRANSACTIONS:
Shares sold	845,000	4,290,000
Shares redeemed	(3,145,000)	(40,000)
Net increase/(decrease) in shares outstanding	(2,300,000)	4,250,000

(1)	Inception date of the Fund was March 29, 2023.

The accompanying notes are an integral part of the financial statements.
17

SGI ENHANCED GLOBAL INCOME ETF

Statement of Changes in Net Assets

FOR THE Period ENDED AUGUST 31, 2024(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$657,398
Net realized gain/(loss) on investments
Unaffiliated investments	(408,372)
Affiliated investments (Note 6)	—
Distributions from affiliated investments (Note 6)	—
Written options	661,045
Futures contracts	—
Net realized gain from redemption in-kind	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	2,537,127
Affiliated investments (Note 6)	—
Written options	—
Futures contracts	—
Net increase/(decrease) in net assets resulting from operations	3,447,198

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(435,871)
Net decrease in net assets from dividends and distributions to shareholders	(435,871)

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	65,227,301
Shares redeemed	—
Net increase/(decrease) in net assets from capital shares	65,227,301
Total increase/(decrease) in net assets	68,238,628

NET ASSETS:
Beginning of period	—
End of period	$68,238,628

SHARES TRANSACTIONS:
Shares sold	2,545,000
Shares redeemed	—
Net increase/(decrease) in shares outstanding	2,545,000

(1)	Inception date of the Fund was February 28, 2024.

The accompanying notes are an integral part of the financial statements.
18

SGI ENHANCED CORE ETF

Statement of Changes in Net Assets

FOR THE Period ENDED AUGUST 31, 2024(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$1,721,535
Net realized gain/(loss) on investments
Unaffiliated investments	—
Affiliated investments (Note 6)	—
Distributions from affiliated investments (Note 6)	—
Written options	1,933,544
Futures contracts	—
Net realized gain from redemption in-kind	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	—
Affiliated investments (Note 6)	—
Written options	1,203
Futures contracts	—
Net increase/(decrease) in net assets resulting from operations	3,656,282

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(881,035)
Net decrease in net assets from dividends and distributions to shareholders	(881,035)

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	126,982,104
Shares redeemed	(500,316)
Net increase/(decrease) in net assets from capital shares	126,481,788
Total increase/(decrease) in net assets	129,257,035

NET ASSETS:
Beginning of period	—
End of period	$129,257,035

SHARES TRANSACTIONS:
Shares sold	5,030,000
Shares redeemed	(20,000)
Net increase/(decrease) in shares outstanding	5,010,000

(1)	Inception date of the Fund was February 28, 2024.

The accompanying notes are an integral part of the financial statements.
19

SGI ENHANCED NASDAQ-100 ETF

Statement of Changes in Net Assets

FOR THE Period ENDED AUGUST 31, 2024(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$43,029
Net realized gain/(loss) on investments
Unaffiliated investments	8,698
Affiliated investments (Note 6)	—
Distributions from affiliated investments (Note 6)	—
Written options	72,659
Futures contracts	11,882
Net realized gain from redemption in-kind	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	—
Affiliated investments (Note 6)	—
Written options	(52)
Futures contracts	(98,607)
Net increase/(decrease) in net assets resulting from operations	37,609

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	—
Net decrease in net assets from dividends and distributions to shareholders	—

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,515,903
Shares redeemed	—
Net increase/(decrease) in net assets from capital shares	10,515,903
Total increase/(decrease) in net assets	10,553,512

NET ASSETS:
Beginning of period	—
End of period	$10,553,512

SHARES TRANSACTIONS:
Shares sold	415,000
Shares redeemed	—
Net increase/(decrease) in shares outstanding	415,000

(1)	Inception date of the Fund was June 13, 2024.

The accompanying notes are an integral part of the financial statements.
20

SGI U.S. LARGE CAP CORE ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2024	For the Period Ended August 31, 2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$28.01	$25.00
Net investment income/(loss) (2)	0.19	0.11
Net realized and unrealized gain/(loss) from investments	7.47	2.90
Net increase/(decrease) in net assets resulting from operations	7.66	3.01
Dividends and distributions to shareholder from:
Net investment income	(0.07)	—
Net realized capital gains	(0.37)	—
Total dividends and distributions to shareholders	(0.44)	—
Net asset value, end of period	$35.23	$28.01
Market value, end of period	$35.24	$28.00
Total investment return/(loss) on net asset value (3)	27.67%	12.03	%(5)
Total investment return/(loss) on market price (4)	27.72%	12.00	%(5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$92,292	$98,025
Ratio of expenses to average net assets	0.85%	0.85	%(6)
Ratio of expenses to average net assets (excluding dividend and interest expense)	0.85%	0.85	%(6)
Ratio of net investment income/(loss) to average net assets	0.61%	1.01	%(6)
Portfolio turnover rate	225%	95	%(5)

(1)	Inception date of the Fund was March 30, 2023.
(2)	The selected per share data is calculated based on average shares outstanding method for the period.
(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.
21

SGI DYNAMIC TACTICAL ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2024	For the Period Ended August 31, 2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.98	$25.00
Net investment income/(loss) (2)	0.22	0.13
Net realized and unrealized gain/(loss) from investments	4.61	0.85
Net increase/(decrease) in net assets resulting from operations	4.83	0.98
Dividends and distributions to shareholder from:
Net investment income	(0.24)	—
Net realized capital gains	—	—
Total dividends and distributions to shareholders	(0.24)	—
Net asset value, end of period	$30.57	$25.98
Market value, end of period	$30.53	$26.05
Total investment return/(loss) on net asset value (3)	18.75%	3.90	%(5)
Total investment return/(loss) on market price (4)	18.25%	4.20	%(5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$59,609	$110,395
Ratio of expenses to average net assets	0.95%	0.95	%(6)
Ratio of expenses to average net assets (excluding dividend and interest expense)	0.95%	0.95	%(6)
Ratio of net investment income/(loss) to average net assets	0.82%	1.18	%(6)
Portfolio turnover rate	167%	66	%(5)

(1)	Inception date of the Fund was March 29, 2023.
(2)	The selected per share data is calculated based on average shares outstanding method for the period.
(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.
22

SGI ENHANCED GLOBAL INCOME ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	For the Period Ended August 31, 2024(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.00
Net investment income/(loss) (2)	0.32
Net realized and unrealized gain/(loss) from investments	1.68
Net increase/(decrease) in net assets resulting from operations	2.00
Dividends and distributions to shareholder from:
Net investment income	(0.19)
Net realized capital gains	—
Total dividends and distributions to shareholders	(0.19)
Net asset value, end of period	$26.81
Market value, end of period	$26.73
Total investment return/(loss) on net asset value (3)	8.01	%(5)
Total investment return/(loss) on market price (4)	7.69	%(5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$68,239
Ratio of expenses to average net assets	1.14	%(6)
Ratio of expenses to average net assets (excluding dividend and interest expense)	0.98	%(6)
Ratio of net investment income/(loss) to average net assets	2.46	%(6)
Portfolio turnover rate (7)	158	%(5)

(1)	Inception date of the Fund was February 28, 2024.
(2)	The selected per share data is calculated based on average shares outstanding method for the period.
(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.
(6)	Annualized.
(7)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
23

SGI ENHANCED CORE ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	For the Period Ended August 31, 2024(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.00
Net investment income/(loss) (2)	0.53
Net realized and unrealized gain/(loss) from investments	0.49
Net increase/(decrease) in net assets resulting from operations	1.02
Dividends and distributions to shareholder from:
Net investment income	(0.22)
Net realized capital gains	—
Total dividends and distributions to shareholders	(0.22)
Net asset value, end of period	$25.80
Market value, end of period	$25.80
Total investment return/(loss) on net asset value (3)	4.10	%(5)
Total investment return/(loss) on market price (4)	4.11	%(5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$129,257
Ratio of expenses to average net assets	0.99	%(6)
Ratio of expenses to average net assets (excluding dividend and interest expense)	0.98	%(6)
Ratio of net investment income/(loss) to average net assets	4.16	%(6)
Portfolio turnover rate (7)	0	%(5)

(1)	Inception date of the Fund was February 28, 2024.
(2)	The selected per share data is calculated based on average shares outstanding method for the period.
(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.
(6)	Annualized.
(7)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
24

SGI ENHANCED NASDAQ-100 ETF

Financial Highlights

Contained below is per share operating performance data for share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	For the Period Ended August 31, 2024(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.00
Net investment income/(loss) (2)	0.15
Net realized and unrealized gain/(loss) from investments	0.28
Net increase/(decrease) in net assets resulting from operations	0.43
Dividends and distributions to shareholder from:
Net investment income	—
Net realized capital gains	—
Total dividends and distributions to shareholders	—
Net asset value, end of period	$25.43
Market value, end of period	$25.44
Total investment return/(loss) on net asset value (3)	1.70	%(5)
Total investment return/(loss) on market price (4)	1.76	%(5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$10,554
Ratio of expenses to average net assets	1.18	%(6)
Ratio of expenses to average net assets (excluding dividend and interest expense)	0.98	%(6)
Ratio of net investment income/(loss) to average net assets	2.80	%(6)
Portfolio turnover rate (7)	0	%(5)

(1)	Inception date of the Fund was June 13, 2024.
(2)	The selected per share data is calculated based on average shares outstanding method for the period.
(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.
(6)	Annualized.
(7)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
25

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements

August 31, 2024

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-five separate investment portfolios, including the SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF, SGI Enhanced Global Income ETF, SGI Enhanced Core ETF and the SGI Enhanced Nasdaq-100 ETF (each, a “Fund” and collectively, the “Funds”), which commenced investment operations on March 30, 2023, March 29, 2023, February 28, 2024, February 28, 2024 and June 13, 2024, respectively.

RBB has authorized capital of one hundred billion shares of common stock of which 92.923 billion shares are currently classified into two hundred and thirty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the SGI U.S. Large Cap Core ETF and the SGI Dynamic Tactical ETF is to provide long-term capital appreciation. The investment objective of the SGI Enhanced Global Income ETF and the SGI Enhanced Nasdaq-100 ETF is to seek income and capital appreciation. The objective of the SGI Enhanced Core ETF is to seek income.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the SGI U.S. Large Cap Core ETF and the SGI Dynamic Tactical ETF is August 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2024 (the “current fiscal period”).

The end of the reporting period for SGI Enhanced Global Income ETF and SGI Enhanced Core ETF is August 31, 2024 and the period covered by these Notes to Financial Statements is from the inception period of February 28, 2024 through August 31, 2024 (the “current fiscal period”).

The end of the reporting period for the SGI Enhanced Nasdaq-100 ETF is August 31, 2024 and the period covered by these Notes to Financial Statements is from the inception period of June 13, 2024 through August 31, 2024 (the “current fiscal period”).

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in exchange-traded funds (“ETFs”) are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the

26

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Notes to Financial Statements (Continued)

August 31, 2024

Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Summit Global Investments, LLC (the “Adviser” or “Summit”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
SGI U.S. LARGE CAP CORE ETF
Investments:
Common Stocks	$89,975,185	$—	$—	$89,975,185
Exchange Traded Funds	1,106,296	—	—	1,106,296
Total Investments	$91,081,481	$—	$—	$91,081,481

SGI DYNAMIC TACTICAL ETF
Investments:
Exchange Traded Funds	$59,419,443	$—	$—	$59,419,443
Total Investments	$59,419,443	$—	$—	$59,419,443

SGI ENHANCED GLOBAL INCOME ETF
Investments:
Common Stocks	$66,881,100	$—	$—	$66,881,100
Money Market Funds	557,853	—	—	557,853
Total Investments	$67,438,953	$—	$—	$67,438,953

27

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2024

	Level 1	Level 2	Level 3	Total
SGI ENHANCED CORE ETF
Assets:
Investments:
Money Market Funds	$94,442,911	$—	$—	$94,442,911
Total Investments	$94,442,911	$—	$—	$94,442,911

Liabilities:
Derivatives:
Written Options	$(13,745)	$—	$—	$(13,745)
Total Derivatives	$(13,745)	$—	$—	$(13,745)

SGI ENHANCED NASDAQ-100 ETF
Assets:
Investments:
Money Market Funds	$500,034	$—	$—	$500,034
Total Investments	$500,034	$—	$—	$500,034

Liabilities:
Derivatives:
Futures - Equity Contracts	$(98,607)	$—	$—	$(98,607)
Written Options	(360)	—	—	(360)
Total Derivatives	$(98,967)	$—	$—	$(98,967)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 purchases, sales, or transfers.

28

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2024

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options and futures contracts.

During the current fiscal period, the SGI Enhanced Core ETF used options contracts to seek income in accordance with its investment objective.

During the current fiscal period, the SGI Enhanced Nasdaq-100 ETF used long futures contracts and options contracts to seek capital appreciation and income in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Funds’ derivative instruments as of and for the current fiscal period.

The following table lists the fair values of the Funds’ derivative holdings as of the end of the current fiscal period, grouped by contract type and risk exposure category.

FUND	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
SGI Enhanced Core ETF	Written Options	Written options, at fair value	$(13,745)
Total Value - Liabilities			$(13,745)

SGI Enhanced Nasdaq-100 ETF	Written Options	Written options, at fair value	$(360)
SGI Enhanced Nasdaq-100 ETF	Futures Contracts (a)	Deposit at broker for futures contract	(98,607)
Total Value - Liabilities			$(98,967)

(a)	This amount represent the cumulative appreciation/(depreciation) of futures contracts as reported on the Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period.

FUND	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
SGI Enhanced Core ETF	Written Options	Net realized gain/(loss) from written options	$1,933,544
Total Realized Gain/(Loss)			$1,933,544

SGI Enhanced Nasdaq-100 ETF	Written Options	Net realized gain/(loss) from written options	$72,659
SGI Enhanced Nasdaq-100 ETF	Futures Contracts	Net realized gain/(loss) from futures contracts	11,882
Total Realized Gain/(Loss)			$84,541

29

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2024

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period.

FUND	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
SGI Enhanced Core ETF	Written Options	Net change in unrealized appreciation/(depreciation) on written options	$1,203
Total Change in Unrealized Appreciation/(Depreciation)			$1,203

SGI Enhanced Nasdaq-100 ETF	Written Options	Net change in unrealized appreciation/(depreciation) on written options	$(52)
SGI Enhanced Nasdaq-100 ETF	Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	(98,607)
Total Change in Unrealized Appreciation/(Depreciation)			$(98,659)

During the current fiscal period, the Funds’ quarterly average volume of derivatives were as follows:

FUND	WRITTEN OPTIONS (PREMIUMS RECEIVED)	LONG FUTURES NOTIONAL AMOUNT
SGI Enhanced Core ETF	$13,844	$—
SGI Enhanced Global Income ETF	4,051	—
SGI Enhanced Nasdaq-100 ETF	308	10,007,730

For financial reporting purposes, the Funds do not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclam cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative intruments recognized at fair value executed with the same counterparty and master netting arrangement.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

30

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2024

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least quarterly to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. tax status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Sec Rule 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Funds, as a full derivatives user (as defined in Rule 18f-4), are subject to the full requirements of Rule 18f-4. The Funds are required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

WRITTEN OPTIONS — The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, all of the Funds’ written options are exchange-traded options.

FUTURES CONTRACTS — The Funds use futures contracts in the normal course of pursuing their investment objective. Upon entering into a futures contract, a Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, a Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund basis in the contract. Futures contracts have market risks, including the risk that the change in the value

31

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Notes to Financial Statements (Continued)

August 31, 2024

of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects a Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects a Fund to unlimited risk of loss.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Summit Global Investments, LLC serves as the Adviser to the Funds. SG Trading Solutions, LLC (“SG Trading Solutions” or “Sub-Adviser”) serves as the investment sub-adviser to the Funds. Each Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of each Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of each Fund (each, an “Advisory Agreement” and together, the “Advisory Agreements”). The Funds compensate the Adviser with a unitary management fee for its services at an annual rate of 0.85%, 0.95%, 0.98%, 0.98% and 0.98% of the average daily net assets of the SGI U.S. Large Cap Core ETF, the SGI Dynamic Tactical ETF, the SGI Enhanced Global Income ETF, the SGI Enhanced Core ETF and the SGI Enhanced Nasdaq-100 ETF, respectively. The fee is paid monthly in arrears. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including the cost of sub-advisory fees to SG Trading Solutions, transfer agency, custody, fund administration, legal, audit and other services. However, under each Investment Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser implements rigorous quantitative and fundamental analysis to achieve best execution, and is subject to oversight by the Adviser and the Board. Under the Sub-Advisory Agreement, the Sub-Adviser receives a fee from the Adviser, calculated daily and paid monthly, equal to 0.05% of the average daily net assets of each Fund. During the current fiscal period, investment advisory fees accrued were as follows:

FUND	ADVISORY FEES
SGI U.S. Large Cap Core ETF	$795,489
SGI Dynamic Tactical ETF	797,772
SGI Enhanced Global Income ETF	261,368
SGI Enhanced Core ETF	405,684
SGI Enhanced Nasdaq-100 ETF	15,052

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

32

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2024

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. DIRECTOR AND OFFICER Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. As of the end of the current fiscal period, there were no director and officer fees charged or paid by the Funds. During the current fiscal period, director and officer fees charged to the Funds were paid by the Adviser out of each Fund’s unitary fee.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions, short-term investments and derivative transactions) of the Funds were as follows:

FUND	Purchases	Sales
SGI U.S. Large Cap Core ETF	$198,193,523	$199,908,287
SGI Dynamic Tactical ETF	140,773,596	139,680,097
SGI Enhanced Global Income ETF	101,361,909	79,138,684
SGI Enhanced Core ETF	—	—
SGI Enhanced Nasdaq-100 ETF	—	1,256,653

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
SGI U.S. Large Cap Core ETF	$105,564,560	$133,185,626
SGI Dynamic Tactical ETF	22,586,336	88,052,768
SGI Enhanced Global Income ETF	43,022,301	—
SGI Enhanced Core ETF	—	—
SGI Enhanced Nasdaq-100 ETF	1,247,954	—

5. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

33

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Notes to Financial Statements (Continued)

August 31, 2024

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the SGI U.S. Large Cap Core ETF, the SGI Dynamic Tactical ETF, the SGI Enhanced Global Income ETF, the SGI Enhanced Core ETF and the SGI Enhanced Nasdaq-100 ETF were as follows:

FUND	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Core ETF	$86,194,647	$6,548,510	$(1,661,676)	$4,886,834
SGI Dynamic Tactical ETF	54,177,445	5,309,057	(67,059)	5,241,998
SGI Enhanced Global Income ETF	65,035,476	4,105,477	(1,702,000)	2,403,477
SGI Enhanced Core ETF	94,443,194	—	—	—
SGI Enhanced Nasdaq-100 ETF	500,034	—	—	—

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to wash sales.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

The following permanent differences as of August 31, 2024, primarily attributable to in-kind redemptions gain and loss, were reclassified among the following accounts:

FUND	Distributable Earnings/(loss)	Paid-in Capital
SGI U.S. Large Cap Core ETF	$(15,388,091)	$15,388,091
SGI Dynamic Tactical ETF	(8,197,114)	8,197,114
SGI Enhanced Global Income ETF	—	—
SGI Enhanced Core ETF	—	—
SGI Enhanced Nasdaq-100 ETF	—	—

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed Ordinary Income	Undistributed Long-term capital gains	Capital Loss Carry Forward	Qualified Late- Year Loss Deferral	Other Temporary Differences	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Core ETF	$6,833,121	$49,100	$—	$—	$—	$4,886,834
SGI Dynamic Tactical ETF	2,002,460	502,993	—	—	—	5,241,998
SGI Enhanced Global Income ETF	231,881	375,969	—	—	—	2,403,477
SGI Enhanced Core ETF	1,620,288	1,154,959	—	—	—	—
SGI Enhanced Nasdaq-100 ETF	43,029	—	(5,420)	—	—	—

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SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2024

The differences between the book and tax basis components of distributable earnings relate primarily to wash sales.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2024 was a follows:

FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
SGI U.S. Large Cap Core ETF	$1,543,545	$1,115	$1,544,660
SGI Dynamic Tactical ETF	972,668	—	972,668
SGI Enhanced Global Income ETF	435,871	—	435,871
SGI Enhanced Core ETF	881,035	—	881,035
SGI Enhanced Nasdaq-100 ETF	—	—	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the SGI Enhanced Nasdaq-100 ETF had $5,420 of long-term loss carryovers. During the fiscal year, the SGI Dynamic Tactical ETF utilized $499,102 of carry forward capital losses.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2024, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2024. As of August 31, 2024 the Funds had no tax basis qualified late-year loss deferral.

6. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Funds. Fund of funds are allowed to invest in other investment companies in excess of the limits imposed, if certain requirement, such as being part of the same group of investment companies, are met. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

	August 31, 2023		Additions		Reductions
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost
SGI Dynamic Tactical ETF
SGI Small Cap Core Fund	—	$—	282,196	$7,410,455	(282,196)	$7,410,455
SGI U.S. Large Cap Core ET	829,146	22,726,237	766,626	22,494,350	(997,132)	26,974,854
SGI Enhanced Nasdaq-100 ETF	—	—	245,468	6,183,410	(38,588)	970,976
	829,146	$22,726,237	1,294,290	$36,088,215	(1,317,916)	$35,356,285

35

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (CONCLUDED))

August 31, 2024

	August 31, 2024
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Value	Cost
SGI Dynamic Tactical ETF
SGI Small Cap Core Fund	$—	$—	$—	$42,329	—	$—	$—
SGI U.S. Large Cap Core ETF	80,642	398,373	2,357,496	4,615,629	598,640	21,093,080	18,245,733
SGI Enhanced Nasdaq-100 ETF	—	—	50,717	(42,869)	206,880	5,263,151	5,212,434
	$80,642	$398,373	$2,408,213	$4,615,089	805,520	$26,356,231	$23,458,167

7. SHARE TRANSACTIONS

Shares of the SGI U.S. Large Cap Core ETF are listed and traded on the NYSE. Shares of the SGI Dynamic Tactical ETF, SGI Enhanced Global Income ETF, SGI Enhanced Core ETF and SGI Enhanced Nasdaq-100 ETF are listed and traded on the NASDAQ, Inc. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 5,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

36

SUMMIT GLOBAL INVESTMENTS

Report of Independent Registered
Public Accounting Firm

To the Shareholders of SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF, SGI Enhanced Core ETF, SGI Enhanced Global Income ETF, and SGI Enhanced Nasdaq-100 ETF and Board of Directors of The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF, SGI Enhanced Core ETF, SGI Enhanced Global Income ETF, and SGI Enhanced Nasdaq-100 ETF (collectively referred to as the “Funds”) (five of the portfolios constituting The RBB Fund, Inc. (the “Company”)), including the portfolios of investments, as of August 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the portfolios constituting The RBB Fund, Inc.) at August 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual portfolio constituting The RBB Fund, Inc.	Statement of operations	Statements of changes in net assets	Financial highlights
SGI U.S. Large Cap Core ETF	For the year ended August 31, 2024	For the year ended August 31, 2024, and for the period from March 30, 2023 (commencement of operations) through August 31, 2023
SGI Dynamic Tactical ETF	For the year ended August 31, 2024	For the year ended August 31, 2024, and for the period from March 29, 2023 (commencement of operations) through August 31, 2023
SGI Enhanced Core ETF SGI Enhanced Global Income ETF	For the period from February 28, 2024 (commencement of operations) through August 31, 2024
SGI Enhanced Nasdaq-100 ETF	For the period from June 13, 2024 (commencement of operations) through August 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on each of the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

37

SUMMIT GLOBAL INVESTMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Concluded)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Summit Global Investment investments companies since 2012.

Philadelphia, Pennsylvania
October 30, 2024

38

SUMMIT GLOBAL INVESTMENTS

Shareholder Tax Information (UNAUDITED)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable period ended August 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. During the fiscal year ended August 31, 2024, the tax character of distributions paid by the Funds were as follows:

FUND		Ordinary Income	Long-Term Gains
SGI U.S. Large Cap Core ETF	2024	$1,543,545	$1,115
SGI Dynamic Tactical ETF	2024	972,668	—
SGI Enhanced Global Income ETF	2024	435,871	—
SGI Enhanced Core ETF	2024	881,035	—
SGI Enhanced Nasdaq-100 ETF	2024	—	—

Distributions from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary dividends paid during the fiscal year ended Agusut 31, 2024 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates.

SGI U.S. Large Cap Core ETF	25.00%
SGI Dynamic Tactical ETF	31.80%
SGI Enhanced Global Income ETF	100.00%
SGI Enhanced Core ETF	0.00%
SGI Enhanced Nasdaq-100 ETF	0.00%

The percentage of total ordinary income dividends paid qualifying for corporate dividends received deduction for each Fund is as follows:

SGI U.S. Large Cap Core ETF	25.76%
SGI Dynamic Tactical ETF	9.42%
SGI Enhanced Global Income ETF	42.00%
SGI Enhanced Core ETF	0.00%
SGI Enhanced Nasdaq-100 ETF	0.00%

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is as follows:

SGI U.S. Large Cap Core ETF	0.00%
SGI Dynamic Tactical ETF	0.00%
SGI Enhanced Global Income ETF	0.00%
SGI Enhanced Core ETF	0.00%
SGI Enhanced Nasdaq-100 ETF	0.00%

39

SUMMIT GLOBAL INVESTMENTS

Shareholder Tax Information (UNAUDITED) (CONCLUDED)

The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Job Creation Act of 2004 is as follows:

SGI U.S. Large Cap Core ETF	83.15%
SGI Dynamic Tactical ETF	0.00%
SGI Enhanced Global Income ETF	0.00%
SGI Enhanced Core ETF	0.00%
SGI Enhanced Nasdaq-100 ETF	0.00%

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2024. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2025.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

40

SUMMIT GLOBAL INVESTMENTS

Other Information (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered (1) the renewal of the investment advisory agreement between Summit and the Company (the “Investment Advisory Agreement”) on behalf of the SGI U.S. Large Cap Core ETF and the SGI Dynamic Tactical ETF (each a “Fund” and together the “Funds”), and (2) the renewal of the sub-advisory agreement among Summit, the Company and SG Trading Solutions, LLC (the “Sub-Adviser”) (the “Sub-Advisory Agreement”), at a meeting of the Board held on May 15-16, 2024 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term ending August 16, 2025. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by Summit and the Sub-Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreement between the Company and Summit with respect to the Funds, and the Sub-Advisory Agreement among the Company, Summit, and the Sub-Adviser with respect to the Funds, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Summit, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of Summit or the Sub-Adviser were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Fund by Summit and the Sub-Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Summit’s and the Sub-Adviser’s investment philosophies and processes; (iv) Summit’s and the Sub-Adviser’s assets under management and client descriptions; (v) Summit’s and the Sub-Adviser’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Summit’s and the Sub-Adviser’s advisory fee arrangements and other similarly managed clients, as applicable; (vii) Summit’s and the Sub-Adviser’s compliance procedures; (viii) Summit’s and the Sub-Adviser’s financial information and insurance coverage, as applicable; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group; and (xi) a report comparing the performance of the Funds to the performance of its respective benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Summit and the Sub-Adviser. The Directors concluded that Summit and the Sub-Adviser had substantial resources to provide services to the Fund, and that Summit’s and the Sub-Adviser’s services had been acceptable.

The Directors also considered the investment performance of the Funds. Information on the Funds’ investment performance was provided for the three-month and since inception periods ended December 31, 2023. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Peer Groups was acceptable.

The Directors noted that the SGI U.S. Large Cap Core ETF outperformed its primary benchmark, the S&P 500 Index, for the since-inception period ended December 31, 2023, and underperformed its benchmark for the three-month period ended December 31, 2023. The Directors noted that the SGI U.S. Large Cap Core ETF outperformed the performance of the median of its Peer Group for the three-month and one-year periods ended December 31, 2023.

41

SUMMIT GLOBAL INVESTMENTS

Other Information (Unaudited) (concluded)

The Directors noted that the SGI Dynamic Tactical ETF underperformed its primary benchmark, the S&P 500 Index, for the three-month and since-inception periods ended December, 2023. The Directors noted that the SGI Dynamic Tactical ETF outperformed the performance of the median of its Peer Group for the three-month period ended December 31, 2023, and underperformed the median of its Peer Group for the since-inception period ended December 31, 2023.

The Board also considered the advisory fee rate payable by the Funds under the Investment Advisory Agreement and Sub-Advisory Agreement. In this regard, information on the fees paid by the Fund and the Fund’s total operating expense ratios were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms.

The Directors noted that the SGI U.S. Large Cap Core ETF’s net advisory fee was above the median of its Peer Group and ranked in the 5th quintile of its Peer Group, and its total net expenses was above the median of its Peer Group and ranked in the 5th quintile of its Peer Group.

The Directors noted that the SGI Dynamic Tactical ETF’s net advisory fee was above the median of its Peer Group and ranked in the 5th quintile of its Peer Group, and its total net expenses (including acquired fund fees and expenses) was below the median of its Peer Group and ranked in the 2nd quintile of its Peer Group.

The Directors also considered the fees payable to the Sub-Adviser under the Sub-Advisory Agreement and the information provided by Summit on the services provided by the Sub-Adviser. In this regard, the Directors noted that the fees for the Sub-Adviser were paid directly by Summit and not by the Funds.

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning those Funds paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that Summit continued to be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of its own fees and resources.

After reviewing the information regarding Summit’s and the Sub-Adviser’s costs, profitability and economies of scale, and after considering the services to be provided by Summit and the Sub-Adviser, the Directors concluded that the investment advisory fees to be paid by the Fund to Summit and the sub-advisory fees to be paid by Summit to the Sub-Adviser were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2025.

42

Investment Adviser

Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in Item 7 of this Form, as part of the financial statements.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7 of this Form, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in Item 7 of this Form, as part of the financial statements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

3

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Senior Officer Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for each Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act is attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Furnished herewith.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(Principal Executive Officer)

Date	11/12/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(Principal Executive Officer)

Date	11/12/2024

By (Signature and Title)*	/s/ James Shaw
James Shaw, Chief Financial Officer
(Principal Financial Officer)

Date	11/12/2024

*	Print the name and title of each signing officer under his or her signature.

5